UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08239

ProFunds
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD			20814
(Address of principal executive offices)			(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2015

Item 1. Reports to Stockholders.

Semiannual Report

JUNE 30, 2015

Money Market ProFund

Table of Contents

1	Message from the Chairman
3	Allocation of Portfolio Holdings and Expense Examples
5	Financial Statements and Financial Highlights
9	Notes to Financial Statements
13	Cash Management Portfolio

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Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of the Money Market ProFund for the six months ended June 30, 2015.

During the six-month period, average retail money market rates hovered slightly above zero. Money market rates closely track the federal funds target rate, which remained unchanged in a range of 0% to 0.25% for the period.

Economic Growth Solid, Despite First Quarter Hiccup

The U.S. economy shrank 0.2% in the first quarter of 2015, down sharply from growth of 2.2% in the fourth quarter of 2014, mainly the result of a harsh winter and a strong dollar. The number reflected a significant decrease in exports, business investment in buildings and equipment, and state and local government spending. This was partly offset by higher consumer spending and private investment in inventories. U.S. data in the second quarter was very encouraging and consistent with the broader growth trend. Notably, job growth was strong, bringing the unemployment rate down to 5.3% in June from 5.6% in December 2014.

The U.S. Federal Reserve announced at the June 2015 Federal Open Market Committee meeting that, to support the continued progress toward maximum employment and price stability, it was reaffirming its view that the current 0% to 0.25% target range for the federal funds rate remains appropriate. The Fed said it will raise the federal funds rate when it has seen further improvement in the labor market and is reasonably confident inflation will move back to its 2% objective over the medium term.

We appreciate the trust you have placed in us by choosing ProFunds and look forward to continuing to serve your investing needs.

Sincerely,

Michael L. Sapir
Chairman of the Board of Trustees

1

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Allocation of Portfolio Holdings
and Expense Examples

4  ::  Money Market ProFund  ::  Allocation of Portfolio Holdings and Expense Examples  ::  June 30, 2015 (unaudited)

Investment Objective: The Money Market ProFund seeks a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in the ProFund.

Allocation of Portfolio Holdings

Money Market ProFund Market Exposure

Investment Type	% of Net Assets
Investment in Cash Management Portfolio(a)	98%
Total Exposure	98%

(a) The Cash Management Portfolio holdings are included in the accompanying financial statements of the ProFund.

Cash Management Portfolio Asset
Allocation(a)

Investment Type	% of Net Assets
Commercial Paper	47%
Repurchase Agreements	16%
Certificates of Deposit and Bank Notes	16%
Short-Term Notes	6%
Time Deposits	4%
Government & Agency Obligations	3%
Municipal Investments	3%

Expense Examples

As a ProFund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other ProFund expenses (including expenses allocated from the Cash Management Portfolio). These examples are intended to help you understand your ongoing costs (in dollars) of investing in the ProFund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at January 1, 2015 and held for the entire period from January 1, 2015 through June 30, 2015.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
Money Market ProFund — Investor Class	$1,000.00	$1,000.10	$0.99	0.20%
Money Market ProFund — Service Class	1,000.00	1,000.10	0.99	0.20%

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on the ProFund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ProFund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ProFund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period* 1/1/15 - 6/30/15	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
Money Market ProFund — Investor Class	$1,000.00	$1,023.80	$1.00	0.20%
Money Market ProFund — Service Class	1,000.00	1,023.80	1.00	0.20%

*                      Expenses are equal to the average account value over the period multiplied by the ProFund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

Financial Statements and
Financial Highlights

6 :: Money Market ProFund :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Investment in Cash Management Portfolio, at value	$697,377,375
Receivable for capital shares issued	20,976,743
Receivable from Advisor	109,603
Prepaid expenses	41,098
TOTAL ASSETS	718,504,819
LIABILITIES:
Payable for capital shares redeemed	9,834,716
Administration fees payable	8,707
Trustee fees payable	96
Transfer agency fees payable	107,999
Fund accounting fees payable	5,000
Compliance services fees payable	2,064
Service fees payable	1,991
Other accrued expenses	71,737
TOTAL LIABILITIES	10,032,310
NET ASSETS	$708,472,509
NET ASSETS CONSIST OF:
Capital	$708,571,512
Accumulated net investment income	1,128
Accumulated net realized gains (losses) on investments	(100,131)
NET ASSETS	$708,472,509
INVESTOR CLASS:
Net Assets	$640,561,634
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	640,585,057
Net Asset Value (offering and redemption price per share)	$1.00
SERVICE CLASS:
Net Assets	$67,910,875
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	67,918,176
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Period Ended June 30, 2015

INVESTMENT INCOME:
Interest	$423,490	(a)
Expenses(b)	(269,365	)(a)
TOTAL INVESTMENT INCOME	154,125
EXPENSES:
Management services fees	673,286
Administration fees	50,783
Transfer agency fees	330,323
Administrative services fees	227,941
Registration and filing fees	43,957
Fund accounting fees	5,000
Trustee fees	4,540
Compliance services fees	2,064
Service fees	10,169
Other fees	65,830
Total Gross Expenses before reductions	1,413,893
Less Expenses reduced by the Advisor	(1,298,797)
TOTAL NET EXPENSES	115,096
NET INVESTMENT INCOME	39,029
REALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	8,931	(a)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$47,960

(a)         Allocated from Cash Management Portfolio

(b)         For the period ended June 30, 2015, the Advisor to the Cash Management Portfolio waived fees, of which $51,888 was allocated to the Money Market ProFund on a pro-rated basis.

See accompanying notes to the financial statements.

Financial Statements :: Money Market ProFund :: 7

Statements of Changes in Net Assets

	Period Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income	$39,029	$85,287
Net realized gains (losses) on investments	8,931	670
Change in net assets resulting from operations	47,960	85,957
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Investor Class	(32,748)	(72,870)
Service Class	(6,224)	(12,106)
Change in net assets resulting from distributions	(38,972)	(84,976)
CAPITAL TRANSACTIONS:
Proceeds from shares issued
Investor Class	2,943,827,256	6,011,885,269
Service Class	655,970,642	1,447,857,336
Dividends reinvested
Investor Class	32,171	72,091
Service Class	6,217	12,094
Value of shares redeemed
Investor Class	(2,631,390,361)	(6,104,955,167)
Service Class	(729,091,286)	(1,354,700,143)
Change in net assets resulting from capital transactions	239,354,639	171,480
Change in net assets	239,363,627	172,461
NET ASSETS:
Beginning of period	469,108,882	468,936,421
End of period	$708,472,509	$469,108,882
Accumulated net investment income	$1,128	$1,071
SHARE TRANSACTIONS:
Issued
Investor Class	2,943,827,261	6,011,885,296
Service Class	655,970,693	1,447,857,354
Reinvested
Investor Class	32,171	72,091
Service Class	6,217	12,094
Redeemed
Investor Class	(2,631,390,361)	(6,104,955,167)
Service Class	(729,091,286)	(1,354,700,143)
Change in shares	239,354,695	171,525

See accompanying notes to the financial statements.

8 :: Money Market ProFund :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities						Distributions to Shareholders From
	Net Asset Value, Beginning of Period	Net Investment Income(a)		Net Realized Gains (Losses) on Investments(a)		Total from Investment Activities		Net Investment Income		Total Distributions
Money Market ProFund
Investor Class
Six Month Ended
June 30, 2015 (unaudited)	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2014	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2013	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2012	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2011	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2010	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Service Class
Six Month Ended
June 30, 2015 (unaudited)	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2014	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2013	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2012	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2011	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)
Year Ended December 31, 2010	$1.000	—	(d)	—	(d)	—	(d)	—	(d)	—	(d)

			Ratios to Average Net Assets				Supplemental Data
Net Asset Value, End of Period	Total Return		Gross Expenses(a),(b),(c)	Net Expenses(a),(b)		Net Investment Income(a),(b)	Net Assets, End of Period (000’s)
$1.000	0.01	%(e)	0.87%	0.20	%(f)	0.02%	$640,562
$1.000	0.02%		0.89%	0.17	%(f)	0.02%	$328,085
$1.000	0.02%		1.00%	0.19	%(f)	0.02%	$421,082
$1.000	0.02%		0.96%	0.26	%(f)	0.02%	$407,080
$1.000	0.02%		1.01%	0.23	%(f)	0.02%	$428,962
$1.000	0.02%		0.93%	0.30	%(f)	0.02%	$464,048

$1.000	0.01	%(e)	0.87%	0.20	%(f)	0.02%	$67,911
$1.000	0.02%		0.89%	0.17	%(f)	0.02%	$141,024
$1.000	0.02%		1.00%	0.19	%(f)	0.02%	$47,854
$1.000	0.02%		1.42%	0.26	%(f)	0.02%	$50,541
$1.000	0.02%		1.96%	0.23	%(f)	0.02%	$96,065
$1.000	0.02%		1.93%	0.30	%(f)	0.02%	$114,050

(a)         Per share amounts and percentages include the applicable allocation from the Cash Management Portfolio.

(b)         Annualized for periods of less than one year.

(c)          For the periods ended June 30, 2015, December 31, 2014, December 31, 2013, December 31, 2012, December 31, 2011 and December 31, 2010, the Advisor to the Cash Management Portfolio waived fees which were allocated to the Money Market ProFund on a pro-rata basis. If included, the corresponding impact to the gross expense ratio would be an increase of 0.03%, 0.03%, 0.02%, 0.03%, 0.01% and 0.01%, respectively.

(d)         Amount is less than $0.0005.

(e)          Not annualized for periods less than one year.

(f)           The expense ratio for the period reflects the deduction of certain expenses to maintain a certain minimum net yield.

See accompanying notes to the financial statements.

Notes to Financial Statements

10  ::  Money Market ProFund  ::  Notes to Financial Statements  ::  June 30, 2015 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. The accompanying financial statements relate to the Money Market ProFund (the “ProFund”). The ProFund has two classes of shares: the Investor Class and Service Class. The ProFund is a feeder fund in a master-feeder fund structure and seeks to achieve its objective by investing all of its investable assets in the Cash Management Portfolio (the “Portfolio”), an open-end management investment company that is advised by Deutsche Investment Management Americas, Inc. (“DIMA”) and has the same investment objective as the ProFund. As of June 30, 2015, the percentage of the Portfolio’s interests owned by the ProFund was 3.9%. The financial statements of the Portfolio, including its schedule of portfolio investments, are included in this report and should be read in conjunction with the ProFund’s financial statements.

Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan and voting rights on matters affecting a single class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFund.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the ProFund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFund records its investments in the Portfolio at fair value, which represents its proportionate ownership of the value of the Portfolio’s net assets. The Portfolio’s Notes to Financial Statements included elsewhere in this report provide information about the Portfolio’s valuation policy and its period-end security valuations.

Investment Transactions and Related Income

The ProFund records daily its proportionate share of the Portfolio’s income, expenses and realized gains and losses. In addition, the ProFund accrues its own expenses.

Allocations

Expenses directly attributable to the ProFund are charged to the ProFund, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

The investment income, expenses (other than class specific expenses charged to a class), realized gains and losses on investments of the ProFund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized gains and losses are incurred.

Distributions to Shareholders

The ProFund declares distributions from net investment income daily and pays the dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, distribution reclassification, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes

The ProFund intends to continue to qualify each year as a regulated investment company (a “RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFund intends to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFund has a calendar tax year end.

Management of the ProFund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the ProFund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

3. Investment Valuation Summary

The valuation techniques employed by the ProFund, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs

June 30, 2015 (unaudited)  ::  Notes to Financial Statements  ::  Money Market ProFund  ::  11

used for valuing the ProFund’s investments are summarized in the three broad levels listed below:

• Level 1 — quoted prices in active markets for identical assets

• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs (including the ProFund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

As of June 30, 2015, the ProFund’s $697,377,375 investment in the Portfolio, which is a registered investment company, is based on Level 2 inputs due to the ProFund’s master-feeder structure. There were no Level 1 or Level 3 investments held by the ProFund during the period ended June 30, 2015.

4. Fees and Transactions with Affiliates and Related Parties

ProFunds Advisors LLC (the “Advisor”) serves as the investment advisor of the ProFund for an annual fee equal to 0.35% of the average daily net assets of the ProFund, although no fee is payable under the agreement unless the master-feeder relationship with the Portfolio is terminated and the Advisor directly invests the assets of the ProFund. DIMA is the investment advisor to the Portfolio in which the ProFund invests its assets.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Effective April 1, 2015, the annual fee based on the Trust’s and Access One Trust’s aggregate average net assets was amended to a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees for the entire period include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an a tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses. Effective April 1, 2015, the annual fee based on the Trust’s and Access One Trust’s aggregate average net assets was amended to a tier rate ranging from 0.00375% to 0.03% and a base fee and reimbursement of certain expenses.

Until March 31, 2015, Citi also acted as transfer agent for the Trust for which it received a base fee, service charges and reimbursement of certain expenses. Effective April 1, 2015, Sungard Investor Services LLC acts as the Trust’s transfer agent. For these services, the Trust pays Sungard Investor Services LLC a base fee, service charges, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan, adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, the ProFund may pay financial intermediaries such as broker-dealers, investment advisors and the Distributor up to 1.00%, on an annualized basis, of the average daily net assets attributable to Service Class shares as compensation for service and distribution-related activities and/or shareholder services with respect to Service Class shares. DIMA has committed to provide the Distributor with additional resources to enhance the visibility and distribution of the ProFund and other funds in the Trust, given that the sale of shares of the funds in the Trust is likely to increase the size of the ProFund.

Distribution and Service Fees were suspended throughout the period ended June 30, 2015. If the ProFund had paid an amount equal to 1.00% of the average daily net assets attributable to Service Class shares, the Distribution and Service Fees would have been $307,445 for the period ended June 30, 2015.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFund. For these services, the ProFund pays the Advisor a fee at the annual rate of 0.35% of its average daily net assets for providing feeder fund management and administrative services to the ProFund.

The Advisor, pursuant to a separate Services Agreement, performs certain services related to the operation and maintenance of a shareholder trading platform. For these services, the Trust pays the Advisor a monthly base fee as reflected on the Statement of Operations as “Service fees.”

The ProFund pays fees to certain intermediaries or financial institutions for record keeping, sub-accounting services, transfer agency and other administrative services as reflected on the Statement of Operations as “Administrative services fees.”

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFund for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2015, actual Trustee compensation was $295,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFund reimburses the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive management services fees, and if necessary, reimburse certain other expenses of the ProFund through April 30, 2016 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

12  ::  Money Market ProFund  ::  Notes to Financial Statements  ::  June 30, 2015 (unaudited)

The Advisor may recoup the management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the net yield of each Class of the ProFund to fall below the highest previously determined minimum yield. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2015, the recoupments that may potentially be made by the ProFund are as follows:

	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Total
Money Market ProFund — Fund Level	$3,272,313	$3,668,194	$2,670,884	$461,598	$10,072,989
Money Market ProFund — Service Class	89,725	—	—	—	89,725

5. Federal Income Tax Information

The tax character of dividends paid to shareholders during the latest tax year ended December 31, 2014 were as follows:

	Ordinary Income	Total Distributions Paid
Money Market ProFund	$84,976	$84,976

As of the tax year ended December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Distributions Payable	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Total Accumulated Earnings (Deficit)
Money Market ProFund	$1,071	$—	$—	$(109,062)	$—	$(107,991)

As of the end of its latest tax year ended December 31, 2014, the ProFund had net capital loss carryforwards (“CLCFs”) as summarized in the table below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short term or long term.

CLCFs subject to expiration:

Expires 12/31/16
Money Market ProFund	$109,062

The Board does not intend to authorize a distribution of any realized gain for the ProFund until any applicable CLCF has been offset or expires. The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) and any CLCFs will be determined at the end of the current tax year.

6. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund is required to comply with money market fund reform over the next two years. As a result, the ProFund may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the ProFund.

Cash Management Portfolio

14 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2015 (unaudited)

(The following financial statements of the Cash Management Portfolio should be read in conjunction with the Fund’s financial statements.)

June 30, 2015 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 15

Investment Portfolio

Certificates of Deposit and Bank Notes 15.8%

	Principal Amount	Value
Banco del Estado de Chile:
0.25%, 8/28/2015	$49,063,000	$49,063,000
0.31%, 9/2/2015	30,000,000	30,000,000
Bank of Montreal:
0.25%, 7/15/2015	61,100,000	61,100,000
0.34%, 12/9/2015	55,000,000	55,000,000
Bank of Nova Scotia:
0.26%, 8/3/2015	30,000,000	30,000,000
0.34%, 12/3/2015	80,000,000	80,000,000
Commonwealth Bank of Australia,
1.25%, 9/18/2015	22,140,000	22,181,833
Credit Suisse, 0.23%, 7/2/2015	54,000,000	54,000,000
DZ Bank AG:
0.21%, 7/7/2015	167,000,000	167,000,000
0.28%, 9/2/2015	97,000,000	97,000,000
0.28%, 10/1/2015	150,000,000	150,000,000
0.33%, 9/18/2015	105,000,000	105,000,000
0.33%, 10/9/2015	60,000,000	60,000,000
General Electric Capital Corp.:
1.0%, 1/8/2016	17,843,000	17,896,759
2.95%, 5/9/2016	24,659,000	25,162,147
Industrial & Commercial Bank of China Ltd.,
0.3%, 8/24/2015	100,000,000	100,000,000
Microsoft Corp.,
1.625%, 9/25/2015	22,813,000	22,886,564
Mitsubishi UFJ Trust & Banking Corp.,
0.26%, 7/13/2015	125,000,000	125,000,000
Mizuho Bank Ltd.:
0.26%, 8/14/2015	108,500,000	108,500,000
0.27%, 9/10/2015	80,000,000	80,000,000
National Australia Bank Ltd.:
1.6%, 8/7/2015	1,000,000	1,001,246
144A, 2.75%, 9/28/2015	57,200,000	57,508,830
Nordea Bank Finland PLC:
0.24%, 9/18/2015	75,000,000	75,000,000
0.285%, 10/2/2015	200,000,000	200,000,000
Norinchukin Bank,
0.26%, 9/18/2015	115,000,000	115,000,000
Oversea-Chinese Banking Corp., Ltd.,
0.28%, 8/3/2015	49,000,000	48,999,776
Rabobank Nederland NV:
0.27%, 7/3/2015	63,500,000	63,500,000
0.3%, 9/17/2015	117,500,000	117,500,000
0.43%, 3/4/2016	125,800,000	125,800,000
Royal Bank of Canada,
0.8%, 10/30/2015	8,923,000	8,935,905
Standard Chartered Bank,
0.31%, 10/5/2015	91,000,000	91,000,000
Svenska Handelsbanken AB,
0.33%, 11/23/2015	150,000,000	150,000,000
Swedbank AB, 0.09%, 7/1/2015	8,000,000	8,000,000
Toronto-Dominion Bank:
0.26%, 8/11/2015	75,000,000	75,000,000
0.295%, 7/13/2015	91,400,000	91,400,000
0.43%, 3/2/2016	141,000,000	141,000,000
Wal-Mart Stores, Inc.,
5.313%, 6/1/2016	55,000,000	57,484,702
Total Certificates of Deposit and Bank Notes (Cost $2,866,920,762)		2,866,920,762

Commercial Paper 46.6%

Issued at Discount** 31.9%

	Principal Amount	Value
Albion Capital Corp. SA,
0.21%, 7/27/2015	$147,327,000	$147,304,655
Apple, Inc., 0.12%, 8/4/2015	50,000,000	49,994,333
ASB Finance Ltd.,
0.27%, 7/21/2015	16,550,000	16,547,517
Bank Nederlandse Gemeenten,
0.295%, 9/14/2015	74,000,000	73,954,521
Bedford Row Funding Corp.,
144A, 0.32%, 7/23/2015	33,000,000	32,993,547
CAFCO LLC,
144A, 0.07%, 7/1/2015	53,200,000	53,200,000
Caisse Centrale Desjardins,
0.14%, 7/9/2015	84,150,000	84,147,382
Caisse des Depots et Consignations:
144A, 0.21%, 9/16/2015	110,000,000	109,950,592
144A, 0.275%, 9/10/2015	50,000,000	49,972,882
144A, 0.285%, 9/22/2015	20,500,000	20,486,530
China Construction Bank Corp.,
0.17%, 7/2/2015	50,000,000	49,999,764
CNPC Finance HK Ltd.:
144A, 0.43%, 7/6/2015	20,460,000	20,458,778
144A, 0.43%, 7/20/2015	80,000,000	79,981,844
144A, 0.43%, 8/3/2015	35,500,000	35,486,007
144A, 0.43%, 7/20/2015	50,000,000	49,988,653
144A, 0.44%, 8/12/2015	12,500,000	12,493,583
Coca-Cola Co.:
0.33%, 9/10/2015	6,500,000	6,495,770
0.34%, 11/5/2015	10,000,000	9,988,006
Collateralized Commercial Paper Co., LLC,
0.24%, 7/8/2015	35,000,000	34,998,367
Collateralized Commercial Paper II Co., LLC:
144A, 0.26%, 9/14/2015	53,000,000	52,971,292
144A, 0.26%, 10/8/2015	87,500,000	87,437,438
144A, 0.26%, 10/9/2015	88,522,000	88,458,067
CPPIB Capital, Inc.,
0.15%, 8/13/2015	1,098,000	1,097,803
CRC Funding LLC,
144A, 0.07%, 7/1/2015	158,800,000	158,800,000
DBS Bank Ltd.:
144A, 0.225%, 9/28/2015	50,000,000	49,972,187
144A, 0.25%, 7/7/2015	54,800,000	54,797,717
Dexia Credit Local,
0.305%, 8/6/2015	100,000,000	99,969,500
Erste Abwicklungsanstalt:
144A, 0.18%, 7/8/2015	8,059,000	8,058,718
144A, 0.26%, 8/11/2015	73,500,000	73,478,236
144A, 0.265%, 7/6/2015	100,000,000	99,996,319
144A, 0.27%, 7/31/2015	100,000,000	99,977,500
144A, 0.27%, 9/2/2015	100,000,000	99,952,750
144A, 0.3%, 10/8/2015	42,500,000	42,464,937
General Electric Capital Corp.,
0.18%, 8/31/2015	100,000,000	99,969,500
Johnson & Johnson,
144A, 0.1%, 9/18/2015	200,000,000	199,956,111
Kells Funding LLC:
144A, 0.19%, 7/15/2015	50,000,000	49,996,306
144A, 0.21%, 9/4/2015	42,000,000	41,984,075
144A, 0.21%, 9/10/2015	8,873,000	8,869,325
144A, 0.22%, 7/24/2015	100,000,000	99,985,944
144A, 0.22%, 7/27/2015	100,000,000	99,984,111
KFW, 144A, 0.18%, 7/6/2015	45,000,000	44,998,875
LMA Americas LLC,
144A, 0.14%, 7/2/2015	80,000,000	79,999,689

16 :: Cash Management Portfolio :: Investment Portfolio :: June 30, 2015 (unaudited)

Commercial Paper, continued

	Principal Amount	Value
Manhattan Asset Funding Co., LLC:
144A, 0.2%, 7/10/2015	$10,000,000	$9,999,500
144A, 0.2%, 7/22/2015	67,886,000	67,878,080
MetLife Short Term Funding LLC:
144A, 0.17%, 7/13/2015	650,000	649,963
144A, 0.23%, 7/15/2015	78,000,000	77,993,023
144A, 0.24%, 9/14/2015	30,500,000	30,484,750
144A, 0.25%, 11/23/2015	100,000,000	99,899,306
Nederlandse Waterschapsbank NV:
0.2%, 9/8/2015	150,854,000	150,796,173
0.28%, 7/9/2015	90,000,000	89,994,400
Nieuw Amsterdam Receivables Corp.,
144A, 0.2%, 8/7/2015	75,012,000	74,996,581
Nordea Bank AB:
0.185%, 8/3/2015	16,487,000	16,484,204
0.275%, 8/25/2015	100,000,000	99,957,986
NRW.Bank:
0.195%, 9/2/2015	150,000,000	149,948,812
0.28%, 8/7/2015	900,000	899,741
Old Line Funding LLC:
144A, 0.3%, 9/25/2015	50,000,000	49,964,167
144A, 0.3%, 10/26/2015	44,500,000	44,456,612
144A, 0.32%, 11/16/2015	30,000,000	29,963,200
144A, 0.4%, 12/8/2015	96,300,000	96,128,800
Oversea-Chinese Banking Corp., Ltd.:
0.21%, 9/9/2015	34,000,000	33,986,117
0.235%, 9/24/2015	100,000,000	99,944,514
Pepsico, Inc.:
0.09%, 7/14/2015	50,000,000	49,998,375
0.09%, 7/15/2015	30,000,000	29,998,950
PSP Capital, Inc.:
0.2%, 10/5/2015	26,000,000	25,986,133
0.2%, 10/6/2015	40,000,000	39,978,444
0.325%, 10/13/2015	20,000,000	19,981,511
Rabobank Nederland NV,
0.33%, 12/7/2015	202,500,000	202,204,856
Sinopec Century Bright Capital Investment Ltd.:
0.41%, 7/14/2015	45,000,000	44,993,337
0.42%, 8/3/2015	50,000,000	49,980,750
0.42%, 8/7/2015	23,000,000	22,990,072
0.42%, 8/20/2015	13,000,000	12,992,417
Skandinaviska Enskilda Banken AB,
0.15%, 7/9/2015	10,666,000	10,665,644
Standard Chartered Bank:
0.27%, 7/6/2015	138,000,000	137,994,825
0.34%, 9/10/2015	150,000,000	149,899,417
Starbird Funding Corp.,
144A, 0.14%, 7/1/2015	100,000,000	100,000,000
Sumitomo Mitsui Banking Corp.,
0.26%, 9/3/2015	145,500,000	145,432,747
Svenska Handelsbanken AB:
0.2%, 7/22/2015	37,500,000	37,495,625
0.25%, 8/4/2015	24,000,000	23,994,333
0.32%, 11/18/2015	100,000,000	99,875,556
Thunder Bay Funding LLC:
144A, 0.3%, 10/6/2015	75,000,000	74,939,375
144A, 0.32%, 11/16/2015	100,000,000	99,877,333
Toronto-Dominion Holdings (U.S.A.), Inc.,
0.18%, 7/20/2015	19,982,000	19,980,102
United Overseas Bank Ltd.:
0.27%, 9/14/2015	76,540,000	76,496,946
0.32%, 8/7/2015	60,000,000	59,980,267
UnitedHealth Group, Inc.,
144A, 0.27%, 7/6/2015	17,823,000	17,822,332

Commercial Paper, continued

	Principal Amount	Value
University of Texas:
0.075%, 11/2/2015	$25,000,000	$24,994,022
0.11%, 10/5/2015	25,000,000	24,994,738
Victory Receivables Corp.,
144A, 0.14%, 7/8/2015	28,849,000	28,848,215
Walt Disney Co.:
0.09%, 7/17/2015	70,000,000	69,997,200
0.1%, 8/31/2015	90,000,000	89,985,500
Working Capital Management Co.,
144A, 0.2%, 8/4/2015	73,530,000	73,516,111
		5,771,940,193

Issued at Par 14.7%

Australia & New Zealand Banking Group Ltd.,
144A, 0.375%*, 8/18/2015	120,700,000	120,700,000
Bank Nederlandse Gemeenten,
144A, 0.287%*, 2/25/2016	100,000,000	100,000,000
Bank of Montreal:
0.283%*, 10/9/2015	210,000,000	210,000,000
0.304%*, 1/7/2016	95,000,000	95,000,000
Bank of Nova Scotia,
0.273%*, 11/9/2015	77,000,000	76,998,823
Bedford Row Funding Corp.:
144A, 0.21%*, 1/14/2016	28,000,000	28,000,000
144A, 0.264%, 7/2/2015	45,000,000	45,000,000
144A, 0.324%*, 4/8/2016	40,000,000	40,000,000
BNZ International Funding Ltd.,
144A, 0.365%*, 6/14/2016	15,000,000	15,000,000
Commonwealth Bank of Australia:
144A, 0.293%*, 4/7/2016	82,000,000	81,996,056
144A, 0.303%*, 4/29/2016	38,000,000	37,997,064
144A, 0.303%*, 5/6/2016	100,000,000	99,994,545
144A, 0.305%*, 5/4/2016	75,000,000	75,000,000
Dexia Credit Local:
0.314%*, 2/26/2016	28,500,000	28,500,000
0.324%*, 7/1/2015	87,000,000	87,000,000
Fairway Finance LLC,
144A, 0.254%*, 9/8/2015	75,000,000	75,000,000
General Electric Capital Corp.:
0.258%*, 8/11/2015	150,000,000	150,000,000
0.507%*, 1/14/2016	20,500,000	20,521,466
HSBC Bank PLC,
144A, 0.317%*, 12/23/2015	190,000,000	190,000,000
JPMorgan Chase Bank NA,
0.436%*, 7/22/2016	45,750,000	45,750,000
National Australia Bank Ltd.,
144A, 0.284%*, 10/8/2015	180,000,000	180,000,000
Nederlandse Waterschapsbank NV,
144A, 0.253%*, 7/9/2015	5,000,000	5,000,000
Old Line Funding LLC:
144A, 0.287%*, 10/23/2015	100,000,000	100,000,000
144A, 0.305%*, 12/15/2015	23,500,000	23,500,000
Royal Bank of Canada:
0.273%*, 9/3/2015	136,500,000	136,497,724
0.295%*, 12/10/2015	50,000,000	50,000,000
Starbird Funding Corp.,
144A, 0.254%*, 11/9/2015	13,000,000	13,000,000
Wells Fargo Bank NA:
0.32%*, 9/9/2015	75,000,000	75,000,000
0.32%*, 12/10/2015	110,000,000	110,000,000
Westpac Banking Corp.:
144A, 0.286%*, 10/13/2015	138,000,000	138,000,000
144A, 0.295%*, 3/18/2016	200,000,000	200,000,000
		2,653,455,678
Total Commercial Paper (Cost $8,425,395,871)		8,425,395,871

June 30, 2015 (unaudited) :: Investment Portfolio :: Cash Management Portfolio :: 17

Government & Agency Obligations 3.4%

U.S. Government Sponsored Agencies 3.0%

	Principal Amount	Value
Federal Farm Credit Bank:
0.163%*, 3/3/2016	$35,000,000	$35,000,000
0.3%, 8/17/2015	9,500,000	9,501,307
Federal Home Loan Bank:
0.085%**, 8/3/2015	25,000,000	24,998,052
0.125%, 9/2/2015	10,000,000	9,998,575
0.14%, 8/5/2015	31,200,000	31,198,420
0.16%**, 11/9/2015	35,000,000	34,979,622
0.16%**, 11/16/2015	25,000,000	24,984,667
0.19%, 9/1/2015	55,000,000	54,998,777
0.19%, 9/3/2015	27,500,000	27,499,146
0.251%**, 3/7/2016	43,000,000	42,925,345
Federal Home Loan Mortgage Corp.:
0.08%**, 7/27/2015	50,000,000	49,997,111
0.14%**, 9/17/2015	25,000,000	24,992,417
0.251%**, 12/7/2015	32,223,000	32,187,421
Federal National Mortgage Association:
0.09%**, 7/2/2015	38,000,000	37,999,905
0.115%**, 11/2/2015	26,000,000	25,989,701
0.14%**, 12/15/2015	25,000,000	24,983,764
0.16%**, 8/3/2015	20,000,000	19,997,067
0.19%**, 12/14/2015	33,500,000	33,470,650
		545,701,947

U.S. Treasury Obligations 0.4%

U.S. Treasury Notes:
0.25%, 7/31/2015	13,000,000	13,002,332
0.25%, 9/15/2015	60,000,000	60,029,338
		73,031,670
Total Government & Agency Obligations (Cost $618,733,617)		618,733,617

Short-Term Notes* 6.2%

Bank of Nova Scotia:
0.34%, 3/18/2016	45,000,000	45,000,000
0.562%, 12/31/2015	111,000,000	111,128,940
Canadian Imperial Bank of Commerce,
0.42%, 8/18/2015	176,750,000	176,750,000
Commonwealth Bank of Australia,
144A, 0.281%, 7/10/2015	180,000,000	180,000,000
Rabobank Nederland NV,
0.321%, 7/6/2015	136,500,000	136,500,000
Svenska Handelsbanken AB:
0.286%, 12/9/2015	115,000,000	115,000,000
144A, 0.391%, 10/2/2015	168,000,000	168,000,000
Wells Fargo Bank NA,
0.335%, 6/3/2016	50,000,000	50,000,000
Westpac Banking Corp.,
0.316%, 5/27/2016	135,000,000	135,000,000
Total Short-Term Notes (Cost $1,117,378,940)		1,117,378,940

Time Deposits 4.4%

Nordea Bank Finland PLC,
0.04%, 7/1/2015	300,000,000	300,000,000
Svenska Handelsbanken AB,
0.04%, 7/1/2015	100,000,000	100,000,000
Swedbank AB,
0.09%, 7/1/2015	400,000,000	400,000,000
Total Time Deposits (Cost $800,000,000)		800,000,000

Municipal Bonds and Notes 2.8%

	Principal Amount	Value
Michigan, Finance Authority, School Loan:
Series B, 0.13%***, 9/1/2050, LOC: PNC Bank NA	$20,000,000	$20,000,000
Series C, 0.13%***, 9/1/2050, LOC: Bank of Montreal	21,000,000	21,000,000
Minnesota, State Office of Higher Education Revenue, Supplementary Student, Series A, 0.12%***, 12/1/2043, LOC: U.S. Bank NA	11,500,000	11,500,000
New Hampshire, State Health & Education Facilities Authority Revenue, Higher Education Loan Corp., Series A, 0.14%***, 12/1/2032, LOC: Royal Bank of Canada	16,199,000	16,199,000
New Jersey, State Housing & Mortgage Finance Agency, Multi-Family Housing Revenue, Series C, 0.15%***, 11/1/2039, LOC: Bank of America NA	9,660,000	9,660,000
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 144A, 0.25%***, 5/1/2048, LOC: Bank of China	150,460,000	150,460,000
New York, State Housing Finance Agency Revenue, 88 Leonard Street, Series A, 144A, 0.13%***, 11/1/2037, LOC: Landesbank Hessen-Thuringen	11,750,000	11,750,000
New York, State Housing Finance Agency Revenue, BAM South Housing, Series B, 144A, 0.13%***, 11/1/2048, LOC: JPMorgan Chase Bank NA	12,500,000	12,500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series TR-T30001-I, 144A, 0.17%***, 6/15/2044, LIQ: Citibank NA	8,000,000	8,000,000
New York City, NY, Transitional Finance Authority Revenue, Future Tax Secured, Series E-3, 0.03%***, 2/1/2045, SPA: JPMorgan Chase Bank NA	82,000,000	82,000,000
Ohio, University Hospitals Health System, Inc., Hospital Revenue, Series C, 0.14%***, 1/15/2050, LOC: Barclays Bank PLC	25,000,000	25,000,000
University of Colorado, Hospital Authority Revenue:
Series C, 0.25%*, 11/15/2024	18,425,000	18,425,000
Series A, 0.25%*, 11/15/2046	20,450,000	20,450,000
Vermont Economic Development Authority, TECP, 0.25%, 8/10/2015	100,000,000	100,000,000
Total Municipal Bonds and Notes (Cost $506,944,000)		506,944,000

18  ::  Cash Management Portfolio  ::  Investment Portfolio  ::  June 30, 2015 (unaudited)

Preferred Shares of Closed-End Investment Companies 0.3%

	Principal Amount	Value
Nuveen Premium Income Municipal Fund 2, Inc., Series 1-4895, 144A, AMT, 0.16%***, 5/1/2041, LIQ: Barclays Bank PLC	$10,000,000	$10,000,000
Nuveen Select Quality Municipal Fund, Inc., Series 1-2525, 144A, AMT, 0.16%***, 5/1/2041, LIQ: Barclays Bank PLC	40,000,000	40,000,000
Total Preferred Shares of Closed-End Investment Companies
(Cost $50,000,000)		50,000,000

Repurchase Agreements 15.9%

BNP Paribas, 0.2%, dated 1/21/2015, to be repurchased at $200,216,667 on 8/4/2015(a)(b)	200,000,000	200,000,000
Federal Reserve Bank of New York, 0.05%, dated 6/30/2015, to be repurchased at $2,000,002,778 on 7/1/2015(c)	2,000,000,000	2,000,000,000
JPMorgan Securities, Inc., 0.424%, dated 2/13/2015, to be repurchased at $186,750,143 on 9/29/2015(a)(d)	186,250,000	186,250,000
JPMorgan Securities, Inc., 0.451%, dated 7/3/2014, to be repurchased at $360,031,680 on 9/29/2015(a)(e)	358,000,000	358,000,000
Wells Fargo Securities LLC, 0.4%, dated 5/1/2015, to be repurchased at $134,134,000 on 7/30/2015(f)	134,000,000	134,000,000
Total Repurchase Agreements
(Cost $2,878,250,000)		2,878,250,000

	% of Net Assets	Value
Total Investment Portfolio (Cost $17,263,623,190)[	95.4	17,263,623,190
Other Assets and Liabilities, Net	4.6	829,501,465
Net Assets	100.0	$18,093,124,655

*                           Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2015.

**                    Annualized yield at time of purchase; not a coupon rate.

***             Variable rate demand notes and variable rate demand preferred shares are securities whose interest rates are reset periodically at market levels. These securities are payable on demand and are shown at their current rates as of June 30, 2015.

[                              The cost for federal income tax purposes was $17,263,623,190.

(a)                   Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of June 30, 2015. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date. Upon notice, both the Portfolio and counterparty have the right to terminate the repurchase agreement at any time.

(b)                   Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
4,850,000	21st Century Fox America, Inc.	6.15	3/1/2037	5,709,367
5,000,000	Actavis Funding SCS	3.45	3/15/2022	5,013,650
16	American Express Credit Corp.	2.8	9/19/2016	16
3,171,340	Banco BTG Pactual SA	4.875	7/8/2016	3,304,668
1,947,779	Bank of Montreal	1.4	4/10/2018	1,942,912
10,300,000	Bank of The West Auto Trust	1.65	3/16/2020	10,303,163
1,128,092	Barclays Bank PLC	3.75	5/15/2024	1,138,583
96,630	Barclays PLC	2.0	3/16/2018	96,956
9,419,962	BBVA U.S. Senior SAU	4.664	10/9/2015	9,608,964
3,558,659	Berkshire Hathaway Energy Co.	8.48	9/15/2028	5,245,191
5,110,247	BHP Billiton Finance U.S.A. Ltd.	5.0	9/30/2043	5,395,859
7,898	BlueMountain CLO Ltd.	1.783	4/13/2027	7,906
378,864	BPCE SA	2.5	12/10/2018	385,183
2,860,821	Caisse Centrale Desjardins	1.6	3/6/2017	2,905,383
2,577,567	Canadian Imperial Bank of Commerce	2.75	1/27/2016	2,640,195
1,250,944	CDK Global, Inc.	4.5	10/15/2024	1,264,260
4,163,752	Citigroup, Inc.	3.875	10/25/2023	4,270,663
2,168	CNH Wholesale Master Note Trust	0.787	8/15/2019	2,171
2,422,547	Columbia Pipeline Group, Inc.	4.5	6/1/2025	2,394,797

June 30, 2015 (unaudited)  ::  Investment Portfolio  ::  Cash Management Portfolio  ::  19

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
3,275,788	Diageo Capital PLC	5.75	10/23/2017	3,621,290
5,772,782	DIRECTV Holdings LLC	3.95–6.35	3/1/2021–3/15/2040	6,324,291
6,944,404	Discover Bank	4.2	8/8/2023	7,143,824
4,079,234	Exxon Mobil Corp.	3.567	3/6/2045	3,740,925
56,373,755	FHLMC Multifamily Structured Pass Through Certificates	0.773	1/25/2022	2,084,234
910,000	Ford Credit Auto Owner Trust	0.81	1/15/2018	911,167
1,504,620	General Electric Capital Corp.	2.9	1/9/2017	1,571,478
76,000	Glencore Funding LLC	1.7	5/27/2016	76,301
4,642,000	Halliburton Co.	6.7	9/15/2038	5,875,526
6,738,787	Hana Bank	1.404	11/9/2016	6,790,533
4,212,444	Imperial Tobacco Finance PLC	3.5	2/11/2023	4,155,887
1,271,093	Indiana Michigan Power Co.	7.0	3/15/2019	1,505,974
2,683,238	Industrial & Commercial Bank of China Ltd.	2.351	11/13/2017	2,714,040
7,863,849	Infinity Property & Casualty Corp.	5.0	9/19/2022	8,370,578
10	ING Bank NV	2.5	10/1/2019	10
809,195	Intesa Sanpaolo SpA	3.625	8/12/2015	822,665
5,075,000	JPMorgan Chase & Co.	6.3	4/23/2019	5,875,607
114,601	Kimberly-Clark Corp.	6.125	8/1/2017	129,061
2,254,574	Lloyds Bank PLC	3.5	5/14/2025	2,230,838
796,014	Lowe’s Companies, Inc.	2.125	4/15/2016	809,114
734,209	LVMH Moet Hennessy Louis Vuitton SE	1.625	6/29/2017	739,455
3,605,956	McKesson Corp.	4.75	3/1/2021	4,016,319
3,113,415	MDC-GMTN BV	3.25	4/28/2022	3,185,326
1	Montpelier Re Holdings Ltd.	4.7	10/15/2022	1
12,396,668	Morgan Stanley	3.875–5.625	9/23/2019–4/29/2024	12,879,379
2,191,757	Nabors Industries, Inc.	4.625	9/15/2021	2,206,989
1	Norddeutsche Landesbank Girozentrale	0.875	10/16/2015	1
3,208,354	Ocean Trails CLO IV	1.577	8/13/2025	3,183,989
467,761	OCP CLO Ltd.	1.724	7/17/2026	466,838
3,560,618	Omega Healthcare Investors, Inc.	6.75	10/15/2022	3,757,565
11,532,033	Petroleos Mexicanos	5.625–6.375	1/23/2045–1/23/2046	11,074,029
3,174,572	Rio Oil Finance Trust	6.25	7/6/2024	3,116,592
2,042,765	Shell International Finance BV	6.375	12/15/2038	2,577,124
1,212,317	South Carolina Electric & Gas Co.	6.5	11/1/2018	1,413,383
844,123	State Grid Overseas Investment Ltd.	4.125	5/7/2024	889,446
8,550,766	Telos CLO Ltd.	0.686	10/11/2021	8,547,990
7,920,162	Temasek Financial I Ltd.	4.3	10/25/2019	8,749,434
5,040,024	The Goldman Sachs Group, Inc.	3.625	2/7/2016	5,195,253
5,150,000	Wal-Mart Stores, Inc.	5.25	9/1/2035	5,939,516
4,375,270	Zimmer Biomet Holdings, Inc.	3.55	4/1/2025	4,273,939
Total Collateral Value				208,595,798

(c) Collateralized by $2,000,002,792 U.S. Treasury Bond, 3.125%, maturing on 11/15/2041 with a value of $2,000,002,778.

(d) Collateralized by:

20  ::  Cash Management Portfolio  ::  Investment Portfolio  ::  June 30, 2015 (unaudited)

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
707	Access Group, Inc.	0.884	2/22/2044	657
20,000,000	ALM VII Ltd.	2.128	4/24/2024	20,019,600
9,000,000	Benefit Street Partners CLO VI Ltd.	2.403	4/18/2027	9,071,148
1,051	CIT Mortgage Loan Trust	1.437	10/25/2037	1,051
586,396	Countrywide Home Equity Loan Trust	0.305	11/15/2036	515,556
330,072	CPS Auto Receivables Trust	1.82	9/15/2020	330,559
5,230,921	CSAB Mortgage-Backed Trust	5.8	9/25/2036	5,184,278
5,865,806	GMACM Home Equity Notes Variable Funding Trust	0.935	2/25/2031	5,758,468
10,000,000	GT Loan Financing I Ltd.	2.029	10/28/2024	9,968,695
32,655	Home Loan Trust	6.01	2/25/2036	32,830
3,740,000	JPMorgan Chase Commercial Mortgage Securities Trust	7.445	12/5/2027	4,447,016
6,000,000	Madison Park Funding XI Ltd.	2.027	10/23/2025	5,960,222
7,690,779	Mastr Asset Backed Securities Trust	0.487	5/25/2037	6,870,185
7,720,000	National Collegiate Student Loan Trust	0.467	4/25/2029	7,585,123
7,744,838	Northstar Education Finance, Inc.	0.836	11/28/2035	7,323,167
4,000,000	Octagon Investment Partners XVI Ltd.	1.874	7/17/2025	3,888,108
33,339,987	Option One Mortgage Loan Trust	5.52–6.102	3/25/2037	30,603,630
5,000,000	OZLM VI Ltd.	2.424	4/17/2026	5,002,090
30,000	Preferred Term Securities XVIII Ltd.	0.766	9/23/2035	17,930
12,545,600	Santander Drive Auto Receivables Trust	2.27–2.73	1/15/2019–11/15/2019	12,698,873
13,069,043	SLM Private Credit Student Loan Trust	0.686–0.756	9/15/2033–6/15/2039	12,117,574
16,424,000	Soundview Home Loan Trust	7.0	2/25/2038	14,022,418
5,000,000	Symphony CLO XII Ltd.	2.025	10/15/2025	4,978,291
15,000,000	West CLO Ltd.	2.276	11/7/2025	14,862,864
950,000	World Financial Network Credit Card Master Trust	3.34	4/17/2023	979,856
11,701,319	Wrightwood Capital Real Estate CDO Ltd.	0.601	11/21/2040	11,460,172
Total Collateral Value				193,700,361

(e) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
26,822,583	Access Group, Inc.	0.642–0.677	5/25/2029–7/25/2034	25,445,470
4,768,282	Ally Auto Receivables Trust	1.06	5/15/2017	4,777,249
6,000,000	American Homes 4 Rent Trust	4.705	10/17/2036	6,295,129
42,058	BankAmerica Manufactured Housing Contract Trust	6.8	1/10/2028	42,283
1,699,612,176	Bear Stearns Commercial Mortgage Securities Trust	0.337	2/11/2044	11,373,407
120,000	BlueMountain CLO Ltd.	3.028	4/30/2026	117,871
5,452,813	BlueMountain CLO III Ltd.	0.533	3/17/2021	5,385,835
384,417	CAL Funding II Ltd.	3.35–3.47	10/25/2027–3/27/2028	385,258
15,000	Carfinance Capital Auto Trust	3.15	8/15/2019	15,265
5,595,000	Carlyle Global Market Strategies CLO Ltd.	1.745	10/15/2025	5,609,693
1	Carlyle High Yield Partners X Ltd.	0.49	4/19/2022	1
20,000,000	Cavalry CLO II	1.624	1/17/2024	19,869,010

June 30, 2015 (unaudited)  ::  Investment Portfolio  ::  Cash Management Portfolio  ::  21

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
20,000,000	Cavalry CLO IV Ltd.	1.775	10/15/2026	19,918,220
12,287	Chase Funding Trust	0.767	11/25/2034	11,278
5,785,000	Chase Issuance Trust	0.436–5.23	1/15/2019–5/15/2019	5,938,977
780,800	CLI Funding V LLC	3.22	6/18/2028	785,659
10,301,000	Colony American Homes	2.086	7/17/2031	10,254,358
106,070	Conseco Finance Home Equity Loan Trust	8.0	6/15/2032	113,491
803,831	Conseco Financial Corp.	7.25–8.1	1/15/2026–9/15/2026	809,965
2,000,000	DT Auto Owner Trust	7.0	3/15/2019	1,328,734
857,483	EquiFirst Mortgage Loan Trust	0.667	1/25/2034	810,085
2,485,000	Exeter Automobile Receivables Trust	2.77	11/15/2019	2,508,514
820,000	Global Container Assets Ltd.	3.3	11/5/2028	818,874
787,607	Goal Capital Funding Trust	0.452	5/28/2030	831,298
75,454	Green Tree Mortgage Loan Trust	0.587	12/25/2032	75,312
84,448	GSAMP Trust	0.865	11/25/2034	80,473
5,785,000	Invitation Homes Trust	2.285–2.686	6/17/2031–12/17/2031	5,781,548
359,233,941	JPMorgan Chase Commercial Mortgage Securities Trust	0.086–7.445	12/5/2027–12/12/2044	4,039,524
38,716,804	Keycorp Student Loan Trust	0.517–0.587	7/25/2029–10/27/2042	36,796,240
6,649,195	LA Arena Funding LLC	7.656	12/15/2026	7,343,319
1,000,000	Madison Park Funding V Ltd.	0.662	2/26/2021	967,416
3,000,000	Magnetite VIII Ltd.	1.755	4/15/2026	3,011,577
343,224	Morgan Stanley ABS Capital I, Inc. Trust	0.807	12/25/2034	324,489
6,108,000	Morgan Stanley Capital I Trust	5.569	12/15/2044	6,512,143
7,565,209	NewStar Commercial Loan Trust	0.523	9/30/2022	7,467,164
7,477,172	Northstar Education Finance, Inc.	0.496–1.029	5/28/2026–10/30/2045	7,465,832
1,113,506	N-Star REL CDO IV Ltd.	0.636	7/27/2040	1,113,565
16,000,000	NZCG Funding Ltd.	3.776	2/25/2027	16,107,138
5,000,000	OCP CLO Ltd.	3.028	10/24/2025	4,899,754
1,250,000	OZLM Funding Ltd.	4.026	7/22/2023	1,260,411
6,400,000	OZLM VI Ltd.	1.824	4/17/2026	6,405,619
11,205,000	OZLM VIII Ltd.	1.714	10/17/2026	11,193,288
87,380,000	Santander Drive Auto Receivables Trust	3.73	3/15/2021	87,864,888
415,966	Sierra Timeshare Receivables Funding LLC	3.37	7/20/2028	424,309
1,023,296	SLM Private Credit Student Loan Trust	0.686–0.836	3/15/2022–12/16/2030	1,013,169
7,669,292	SLM Student Loan Trust	0.357–0.887	4/27/2020–1/25/2029	7,675,794
266,248	SVO VOI Mortgage Corp.	5.81	12/20/2028	267,194
7,728,833	TAL Advantage V LLC	2.83–3.51	2/22/2038–2/22/2039	7,721,730
8,000,000	TICP CLO II Ltd.	1.725	7/20/2026	7,964,533
108,083,596	WFRBS Commercial Mortgage Trust	1.717–5.747	4/15/2045–6/15/2045	13,863,366
Total Collateral Value				371,085,719

22  ::  Cash Management Portfolio  ::  Investment Portfolio  ::  June 30, 2015 (unaudited)

(f) Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
13,400,000	Actavis Funding SCS	2.35	3/12/2018	13,558,889
11,300,000	Aviation Capital Group Corp.	6.75	4/6/2021	13,171,729
13,700,000	Bank of America Corp.	0.829	5/2/2017	13,655,413
7,943,979	Burlington Northern Santa Fe LLC	3.4	9/1/2024	7,951,358
10,400,000	ConocoPhillips	6.5	2/1/2039	13,184,381
13,800,000	Harris Corp.	2.7	4/27/2020	13,695,508
12,300,000	Highwoods Realty LP	3.2	6/15/2021	12,249,808
12,400,000	Regency Energy Partners LP	5.875	3/1/2022	13,589,633
13,000,000	Southern Co.	2.75	6/15/2020	13,049,335
12,500,000	Spectra Energy Capital LLC	6.2	4/15/2018	13,790,198
12,000,000	UDR, Inc.	3.7	10/1/2020	12,547,741
Total Collateral Value				140,443,993

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.

LIQ: Liquidity Facility

LOC: Letter of Credit

SPA: Standby Bond Purchase Agreement

TECP: Tax Exempt Commercial Paper

Fair Value Measurements

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of June 30, 2015 in valuing the Portfolio’s investments. For information on the Portfolio’s policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities(g)	$—	$14,335,373,190	$—	$14,335,373,190
Preferred Shares of Closed-End Investment Companies	$—	$50,000,000	$—	$50,000,000
Repurchase Agreements	$—	$2,878,250,000	$—	$2,878,250,000
Total	$—	$17,263,623,190	$—	$17,263,623,190

There have been no transfers between fair value measurement levels during the period ended June 30, 2015.

(g) See Investment Portfolio for additional detailed categorizations.

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24  ::  Cash Management Portfolio  ::  Financial Statements

Statement of Assets and Liabilities (unaudited)
as of June 30, 2015

ASSETS:
Investments in non-affiliated securities, valued at amortized cost	$14,385,373,190
Repurchase agreements, valued at amortized cost	2,878,250,000
Investments in securities, at value (cost $17,263,623,190)	17,263,623,190
Cash	827,041,423
Interest receivable	4,777,707
Other assets	149,382
TOTAL ASSETS	18,095,591,702
LIABILITIES:
Accrued management fee	1,613,306
Accrued Trustees’ fees	141,102
Other accrued expenses and payables	712,639
TOTAL LIABILITIES	2,467,047
NET ASSETS, AT VALUE	$18,093,124,655

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Income:
Interest	$21,093,110
EXPENSES:
Management fee	12,286,974
Administration fee	2,890,434
Custodian fee	114,981
Professional fees	120,267
Reports to shareholders	8,944
Trustees’ fees and expenses	356,493
Other	308,957
Total expenses before expense reductions	16,087,050
Expense reductions	(2,598,360)
TOTAL EXPENSES AFTER EXPENSE REDUCTIONS	13,488,690
NET INVESTMENT INCOME	7,604,420
Net realized gain (loss) from investments	448,085
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$8,052,505

See accompanying notes to the financial statements.

Financial Statements  ::  Cash Management Portfolio  ::  25

Statement of Changes in Net Assets

	Six Months Ended June 30, 2015 (Unaudited)	Year Ended December 31, 2014
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income	$7,604,420	$9,791,086
Net realized gain (loss)	448,085	38,382
Net increase (decrease) in net assets resulting from operations	8,052,505	9,829,468
CAPITAL TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST:
Proceeds from capital invested	139,539,926,373	177,895,822,788
Value of capital withdrawn	(141,372,355,196)	(178,202,393,435)
Net increase (decrease) in net assets from capital transactions in shares of beneficial interest	(1,832,428,823)	(306,570,647)
INCREASE (DECREASE) IN NET ASSETS	(1,824,376,318)	(296,741,179)
Net assets at beginning of period	19,917,500,973	20,214,242,152
Net assets at end of period	$18,093,124,655	$19,917,500,973

See accompanying notes to the financial statements.

26  ::  Cash Management Portfolio  ::  Financial Highlights

	Six Months Ended 6/30/15 (Unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
RATIOS TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)	18,093		19,918	20,214	24,810	20,784	34,432
Ratio of expenses before expense reductions (%)	.17	*	.17	.16	.17	.16	.17
Ratio of expenses after expense reductions (%)	.14	*	.14	.14	.14	.15	.16
Ratio of net investment income (%)	.08	*	.05	.08	.14	.10	.16
Total Return (%)(a),(b)	.04	**	.05	.08	.14	.11	.17

(a)     Total return would have been lower had certain expenses not been reduced.

(b)     Total return for the Portfolio was derived from the performance of Cash Reserves Fund Institutional.

*       Annualized

**     Not annualized

See accompanying notes to the financial statements.

June 30, 2015 (unaudited)  ::  Notes to Financial Statements  ::  Cash Management Portfolio  ::  27

A. Organization and Significant Accounting Policies

Cash Management Portfolio (the “Portfolio”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company organized as a New York trust.

The Portfolio is a master fund. A master/feeder fund structure is one in which a fund (a “feeder fund”), instead of investing directly in a portfolio of securities, invests most or all of its investment assets in a separate registered investment company (the “master fund”) with substantially the same investment objective and policies as the feeder fund. Such a structure permits the pooling of assets of two or more feeder funds, preserving separate identities or distribution channels at the feeder fund level. The Portfolio may have several feeder funds, including affiliated Deutsche feeder funds and unaffiliated feeder funds; with a significant ownership percentage of the Portfolio’s net assets. Investment activities of these feeder funds could have a material impact on the Portfolio. As of June 30, 2015, Cash Management Fund, Cash Reserves Fund Institutional, Cash Reserves Fund — Prime Series and Deutsche Money Market Series owned approximately 7%, 5%, 5% and 79%, respectively, of the Portfolio.

The Portfolio’s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

Security Valuation

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The Portfolio values all securities utilizing the amortized cost method permitted in accordance with Rule 2a-7 under the 1940 Act and certain conditions therein. Under this method, which does not take into account unrealized capital gains or losses on securities, an instrument is initially valued at its cost and thereafter assumes a constant accretion/amortization rate to maturity of any discount or premium. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

Repurchase Agreements

The Portfolio may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks and broker/dealers whereby the Portfolio, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated subcustodian holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Portfolio has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Portfolio’s claims on the collateral may be subject to legal proceedings.

As of June 30, 2015, the Portfolio held repurchase agreements with a gross value of $2,878,250,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Portfolio’s Investment Portfolio.

Federal Income Taxes

The Portfolio is considered a Partnership under the Internal Revenue Code, as amended. Therefore, no federal income tax provision is necessary.

It is intended that the Portfolio’s assets, income and distributions will be managed in such a way that an investor in the Portfolio will be able to satisfy the requirements of Subchapter M of the Code, assuming that the investor invested all of its assets in the Portfolio.

The Portfolio has reviewed the tax positions for the open tax years as of December 31, 2014 and has determined that no provision for income tax and/or uncertain tax provisions is required in the Portfolio’s financial statements. The Portfolio’s federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Contingencies

In the normal course of business, the Portfolio may enter into contracts with service providers that contain general indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet been made. However, based on experience, the Portfolio expects the risk of loss to be remote.

28  ::  Cash Management Portfolio  ::  Notes to Financial Statements  ::  June 30, 2015 (unaudited)

Other

Investment transactions are accounted for on trade date. Interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for both tax and financial reporting purposes.

The Portfolio makes an allocation of its net investment income and realized gains and losses from securities transactions to its investors in proportion to their investment in the Portfolio.

B. Fees and Transactions with Affiliates

Management Agreement

Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. (“DIMA” or the “Advisor”), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio.

Under the Investment Management Agreement, the Portfolio pays the Advisor a monthly management fee based on its average daily net assets, computed and accrued daily and payable monthly, at the following annual rates:

First $3.0 billion of the Portfolio’s average daily net assets	.1500%
Next $4.5 billion of such net assets	.1325%
Over $7.5 billion of such net assets	.1200%

For the period from January 1, 2015 through June 30, 2015, the Advisor has voluntarily agreed to waive its fees and/or reimburse certain operating expenses to the extent necessary to maintain the total annual operating expenses (excluding certain expenses such as extraordinary expenses, taxes, brokerage and interest) at 0.14% of the Portfolio’s average daily net assets. This voluntary waiver or reimbursement may be terminated at any time at the option of the Advisor.

For the six months ended June 30, 2015, the Advisor waived a portion of its management fee aggregating $2,598,360, and the amount charged aggregated $9,688,614, which was equivalent to an annualized effective rate of 0.10%.

Administration Fee

Pursuant to an Administrative Services Agreement, DIMA provides most administrative services to the Portfolio. For all services provided under the Administrative Services Agreement, the Portfolio pays the Advisor an annual fee (“Administration Fee”) of 0.03% of the Portfolio’s average daily net assets, computed and accrued daily and payable monthly. For the six months ended June 30, 2015, the Administration Fee was $2,890,434, of which $483,088 is unpaid.

Filing Service Fees

Under an agreement with DIMA, DIMA is compensated for providing certain regulatory filing services to the Portfolio. For the six months ended June 30, 2015, the amount charged to the Portfolio by DIMA included in the Statement of Operations under “Reports to shareholders” aggregated $681, all of which is unpaid.

Trustees’ Fees and Expenses

The Portfolio paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

C. Line of Credit

The Portfolio and other affiliated funds (the “Participants”) share in a $400 million revolving credit facility provided by a syndication of banks. The Portfolio may borrow for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated based on net assets, among each of the Participants. Interest is calculated at a rate per annum equal to the sum of the Federal Funds Rate plus 1.25 percent plus if the one-month LIBOR exceeds the Federal Funds Rate, the amount of such excess. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement. The Portfolio had no outstanding loans at June 30, 2015.

D. Money Market Fund Reform

In July 2014, the SEC adopted money market fund reform intended to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The Portfolio is required to comply with money market reforms by the specified compliance dates, with the latest being October 14, 2016. As a result, the Portfolio may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the Portfolio.

E. Additional Information

At a meeting on July 10, 2015, the Board approved changes to the Portfolio to allow the Portfolio to operate as a government money market fund under the amendments to Rule 2a-7 under the Investment Company Act of 1940, as amended, that were adopted in July of 2014 with final compliance dates ranging between July 2015 and October 2016. As currently structured, on the final compliance date for the Rule 2a-7 amendments, the Portfolio would be required to implement a floating net asset value and would be allowed, and in certain situations, required, to implement liquidity fees and redemption gates. As a government money market fund, the Portfolio will continue to utilize amortized cost to value its securities. The Portfolio will not be required to implement liquidity fees and redemption gates. As defined in amended Rule 2a-7, a government money market fund is a fund that invests at least 99.5% of the Portfolio’s total assets in cash, government securities, and/or repurchase agreements that are collateralized by these same securities.

In order for the Portfolio to operate as a government money market fund, the Board approved revisions to the Portfolio’s

June 30, 2015 (unaudited)  ::  Notes to Financial Statements  ::  Cash Management Portfolio  ::  29

fundamental investment policy relating to concentration (the “Concentration Policy”) such that the Portfolio would no longer be required to invest more than 25% of its total assets in obligations of banks and other financial institutions. If not revised, the current Concentration Policy would preclude the Portfolio from operating as a government money market fund. The revisions to the Concentration Policy are subject to approval by the shareholders of the Portfolio at a special shareholders’ meeting expected to be held during the fourth quarter of 2015. No assurance can be given that shareholder approval will be obtained for the revisions to the Concentration Policy.

If the revisions to the Concentration Policy are approved by shareholders, the Board approved other changes necessary for the Portfolio to operate as a government money market fund, including:

(i)                                    A revised investment objective, as follows:

“The fund seeks maximum current income to the extent consistent with stability of principal.”

(ii)                                The adoption of a principal investment strategy to invest at least 99.5% of the Portfolio’s total assets in cash, government securities, and/or repurchase agreements that are collateralized by these same securities.

(iii)                             Name changes as follows:

Current Name	New Name
Cash Management Portfolio	Government Cash Management Portfolio

(iv)                              A reduction in the management fee rate paid by the Portfolio to DIMA, the investment advisor to the Portfolio. Pursuant to the master-feeder structure noted above, DIMA receives a management fee from the Portfolio. The revised management fee rate schedule is set forth below:

Current Management Fee Rate
Schedule

Average Daily Assets	Management Fee Rate
First $3 Billion	.1500%
Next $4.5 Billion	.1325%
Over $7.5 Billion	.1200%

Revised Management Fee Rate
Schedule

Average Daily Assets	Management Fee Rate
First $3 Billion	.1200%
Next $4.5 Billion	.1025%
Over $7.5 Billion	.0900%

If shareholders approve the revised fundamental investment policy relating to concentration, DIMA currently anticipates that the changes implementing the Portfolio’s operation as a government money market fund will take effect on or about May 2, 2016. To ensure an orderly transition to a government money market fund, DIMA anticipates that it will begin to gradually implement changes to the Portfolio beginning in the first quarter of 2016. As a result, it is expected that the Portfolio gradually will allocate a larger percentage of its assets to government securities over time until it reaches its new allocation on or about May 2, 2016. Because the yields on government securities generally may be expected to be lower than the yields on comparable non-government securities, it should be expected that the Portfolio’s yield may decrease as more assets are invested in government securities.

P.O. Box 182800

Columbus, OH 43218-2800

ProFunds®

Post Office Mailing Address for Investments

P.O. Box 182800
Columbus, OH 43218-2800

Phone Numbers

For Individual Investors Only: 888-776-3637
Institutions and Financial Professionals Only: 888-776-5717 Or: (614) 470-8122
Fax Number: (800) 782-4797
Website Address: ProFunds.com

This report is submitted for the general information of the shareholders of the ProFunds. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

PRO0615

Semiannual Report

JUNE 30, 2015

CLASSIC PROFUNDS VP

Bull

Mid-Cap

Small-Cap

Dow 30

NASDAQ-100

Large-Cap Value

Large-Cap Growth

Mid-Cap Value

Mid-Cap Growth

Small-Cap Value

Small-Cap Growth

Asia 30

Europe 30

International

Emerging Markets

Japan

ULTRA PROFUNDS VP

UltraBull

UltraMid-Cap

UltraSmall-Cap

UltraNASDAQ-100

INVERSE PROFUNDS VP

Bear

Short Mid-Cap

Short Small-Cap

Short Dow 30

Short NASDAQ-100

Short International

Short Emerging Markets

UltraShort Dow 30

UltraShort NASDAQ-100

SECTOR PROFUNDS VP

Banks

Basic Materials

Biotechnology

Consumer Goods

Consumer Services

Financials

Health Care

Industrials

Internet

Oil & Gas

Pharmaceuticals

Precious Metals

Real Estate

Semiconductor

Technology

Telecommunications

Utilities

NON-EQUITY PROFUNDS VP

U.S. Government Plus

Rising Rates Opportunity

Falling U.S. Dollar

MONEY MARKET PROFUND VP

Money Market

Table of Contents

1	Message from the Chairman
3	Financial Statements and Financial Highlights
4	ProFund VP Bull
13	ProFund VP Mid-Cap
17	ProFund VP Small-Cap
34	ProFund VP Dow 30
38	ProFund VP NASDAQ-100
44	ProFund VP Large-Cap Value
52	ProFund VP Large-Cap Growth
59	ProFund VP Mid-Cap Value
66	ProFund VP Mid-Cap Growth
72	ProFund VP Small-Cap Value
81	ProFund VP Small-Cap Growth
89	ProFund VP Asia 30
94	ProFund VP Europe 30
99	ProFund VP International
103	ProFund VP Emerging Markets
109	ProFund VP Japan
113	ProFund VP UltraBull
122	ProFund VP UltraMid-Cap
131	ProFund VP UltraSmall-Cap
148	ProFund VP UltraNASDAQ-100
154	ProFund VP Bear
158	ProFund VP Short Mid-Cap
162	ProFund VP Short Small-Cap
166	ProFund VP Short Dow 30
170	ProFund VP Short NASDAQ-100
174	ProFund VP Short International
178	ProFund VP Short Emerging Markets
182	ProFund VP UltraShort Dow 30
186	ProFund VP UltraShort NASDAQ-100
190	ProFund VP Banks
195	ProFund VP Basic Materials
200	ProFund VP Biotechnology
205	ProFund VP Consumer Goods
210	ProFund VP Consumer Services
216	ProFund VP Financials
223	ProFund VP Health Care
228	ProFund VP Industrials
234	ProFund VP Internet
238	ProFund VP Oil & Gas
243	ProFund VP Pharmaceuticals
247	ProFund VP Precious Metals
251	ProFund VP Real Estate
256	ProFund VP Semiconductor
261	ProFund VP Technology
266	ProFund VP Telecommunications
270	ProFund VP Utilities
274	ProFund VP U.S. Government Plus
278	ProFund VP Rising Rates Opportunity
282	ProFund VP Falling U.S. Dollar
287	ProFund VP Money Market
291	Notes to Financial Statements
317	Expense Examples

Message from the Chairman

Dear Shareholder:

I am pleased to present the Semiannual Report to shareholders of ProFunds VP for the six months ended June 30, 2015.

Global Equity Markets Mixed

U.S. equity markets delivered mixed results for the six-month period. Small- and mid-cap stocks had solid returns, with the S&P MidCap 400® and the Russell 2000® Index up 4.2% and 4.8%, respectively. On the other hand, large-cap stocks were weak; the S&P 500® was up only 1.2% and the Dow® was flat for the period. U.S. economic growth continues at a steady pace, but a strong dollar has hurt U.S. exports and corporate profits this year. The U.S. dollar gained 5.8% against a basket of currencies. With this backdrop, stocks are struggling to rise further from already lofty valuations.

Six out of 10 U.S. industry sectors represented by the Dow Jones U.S. Industry IndexesSM delivered positive returns for the six-month period. Health care and consumer services were the strongest, with gains of 10.8% and 4.7%, respectively. Utilities and oil & gas were the weakest, down 10.7% and 4.0%, respectively. Financials and industrials were virtually flat — the former up 0.5% and the latter down 0.3%.

Foreign equity markets also were mixed. The MSCI EAFE Index, which tracks developed markets outside North America, gained 5.5%. Japan was the standout performer, with a gain of 14.2%, as measured by the Nikkei 225 Stock Average. U.S. investors have been flocking to Japanese stocks, attracted by cheap equity valuations relative to the U.S. and encouraged by the Japanese government’s moves to stimulate the economy. The MSCI Europe Index was up 3.8% in U.S. dollar terms, but in euro terms, European markets had much stronger gains. Despite volatility caused by the Greek crisis, European stocks were buoyed by large inflows from U.S. investors and the eurozone’s ongoing economic recovery.

Emerging markets fell 1.0%, as measured by the BNY Mellon Emerging Markets 50 ADR Index. Latin America appears to have led the decline, with the BNY Mellon Latin America 35 ADR Index down 7.4%, amid falling commodity prices and a major corruption scandal in Brazil. This decline was offset partly by a strong showing by China’s stock market, which was up 13.3% during the period, as measured by the BNY China Select ADR Index, despite tremendous volatility and a slowing economy.

Bond Markets Falter

U.S. bond markets were mostly down for the six months ended June 30, 2015. Long-dated Treasurys took the biggest hit, with the Ryan Labs 30 Year Treasury Index off 5.9%, as upbeat economic data and rising inflation expectations triggered a bond sell-off on both sides of the Atlantic. Ten-year Treasurys were down slightly, with the Ryan Labs 10 Year Treasury Index off 0.4%. Corporate credit markets were mixed, with the Markit iBoxx® $ Liquid Investment Grade Index down 1.3% and the Markit iBoxx® $ Liquid High Yield Index up 1.6%. The Barclays U.S. Aggregate Bond Index, the broadest measure of U.S. fixed income markets, was off 0.1%.

Whatever your view on the market, our innovative array of funds provides advanced investment strategies to help you manage risk and potentially enhance returns. We appreciate the trust you have placed in ProFunds.

Sincerely,

Michael L. Sapir

Chairman of the Board of Trustees

1

This Page Intentionally Left Blank

Financial Statements and Financial Highlights

4 :: ProFund VP Bull :: Financial Statements

Investment Objective: The ProFund VP Bull seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	67%
Futures Contracts	16%
Swap Agreements	17%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.7%
Microsoft Corp.	1.3%
Exxon Mobil Corp.	1.3%
Google, Inc.	1.1%
Johnson & Johnson	1.0%

S&P 500 — Composition

% of Index
Information Technology	20%
Financials	17%
Health Care	15%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	9%
Energy	8%
Materials	3%
Utilities	3%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (67.3%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	2,184	$336,991
Abbott Laboratories (Pharmaceuticals)	5,124	251,486
AbbVie, Inc. (Pharmaceuticals)	5,922	397,899
Accenture PLC—Class A (Computers)	2,142	207,303
ACE, Ltd. (Insurance)	1,134	115,305
Adobe Systems, Inc.* (Software)	1,638	132,694
Aetna, Inc. (Healthcare-Services)	1,218	155,246
Affiliated Managers Group, Inc.* (Diversified Financial Services)	168	36,725
Aflac, Inc. (Insurance)	1,512	94,046
Agilent Technologies, Inc. (Electronics)	1,134	43,750
AGL Resources, Inc. (Gas)	420	19,555
Air Products & Chemicals, Inc. (Chemicals)	672	91,950
Airgas, Inc. (Chemicals)	252	26,657
Akamai Technologies, Inc.* (Software)	630	43,987
Alcoa, Inc. (Mining)	4,200	46,830
Alexion Pharmaceuticals, Inc.* (Biotechnology)	756	136,662
Allegheny Technologies, Inc. (Iron/Steel)	378	11,416
Allegion PLC (Electronics)	336	20,207
Allergan PLC* (Pharmaceuticals)	1,344	407,851
Alliance Data Systems Corp.* (Diversified Financial Services)	210	61,307
Altera Corp. (Semiconductors)	1,050	53,760
Altria Group, Inc. (Agriculture)	6,762	330,729
Amazon.com, Inc.* (Internet)	1,302	565,185
Ameren Corp. (Electric)	840	31,651
American Airlines Group, Inc. (Airlines)	2,394	95,604
American Electric Power Co., Inc. (Electric)	1,680	88,990
American Express Co. (Diversified Financial Services)	3,024	235,024
American International Group, Inc. (Insurance)	4,578	283,012
American Tower Corp. (REIT)	1,470	137,137
Ameriprise Financial, Inc. (Diversified Financial Services)	630	78,706
AmerisourceBergen Corp. (Pharmaceuticals)	714	75,927
AMETEK, Inc. (Electrical Components & Equipment)	840	46,015
Amgen, Inc. (Biotechnology)	2,604	399,766
Amphenol Corp.—Class A (Electronics)	1,050	60,869
Anadarko Petroleum Corp. (Oil & Gas)	1,764	137,698
Analog Devices, Inc. (Semiconductors)	1,092	70,090
Anthem, Inc. (Healthcare-Services)	924	151,665
Aon PLC (Insurance)	966	96,291
Apache Corp. (Oil & Gas)	1,302	75,034
Apartment Investment & Management Co.—Class A (REIT)	546	20,164
Apple, Inc. (Computers)	19,824	2,486,425
Applied Materials, Inc. (Semiconductors)	4,242	81,531
Archer-Daniels-Midland Co. (Agriculture)	2,142	103,287
Assurant, Inc. (Insurance)	252	16,884
AT&T, Inc. (Telecommunications)	17,892	635,524
Autodesk, Inc.* (Software)	798	39,960
Automatic Data Processing, Inc. (Commercial Services)	1,638	131,417
AutoNation, Inc.* (Retail)	252	15,871
AutoZone, Inc.* (Retail)	126	84,029
Avago Technologies, Ltd. (Semiconductors)	882	117,244
AvalonBay Communities, Inc. (REIT)	462	73,860
Avery Dennison Corp. (Household Products/Wares)	294	17,916
Baker Hughes, Inc. (Oil & Gas Services)	1,512	93,290
Ball Corp. (Packaging & Containers)	462	32,409
Bank of America Corp. (Banks)	36,162	615,477
Bard (C.R.), Inc. (Healthcare-Products)	252	43,016
Baxter International, Inc. (Healthcare-Products)	1,890	132,167
BB&T Corp. (Banks)	2,520	101,581
Becton, Dickinson & Co. (Healthcare-Products)	714	101,138
Bed Bath & Beyond, Inc.* (Retail)	588	40,560
Berkshire Hathaway, Inc.*—Class B (Insurance)	6,300	857,492
Best Buy Co., Inc. (Retail)	1,008	32,871
Biogen, Inc.* (Biotechnology)	798	322,344
BlackRock, Inc. (Diversified Financial Services)	420	145,312
BorgWarner, Inc. (Auto Parts & Equipment)	798	45,358
Boston Properties, Inc. (REIT)	546	66,088
Boston Scientific Corp.* (Healthcare-Products)	4,620	81,774
Bristol-Myers Squibb Co. (Pharmaceuticals)	5,754	382,871

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 5

Common Stocks, continued

	Shares	Value
Broadcom Corp.—Class A (Semiconductors)	1,890	$97,316
Brown-Forman Corp.—Class B (Beverages)	546	54,698
C.H. Robinson Worldwide, Inc. (Transportation)	504	31,445
CA, Inc. (Software)	1,092	31,985
Cablevision Systems Corp.—Class A (Media)	756	18,099
Cabot Oil & Gas Corp. (Oil & Gas)	1,428	45,039
Cameron International Corp.* (Oil & Gas Services)	672	35,193
Campbell Soup Co. (Food)	630	30,020
Capital One Financial Corp. (Banks)	1,890	166,263
Cardinal Health, Inc. (Pharmaceuticals)	1,134	94,859
CarMax, Inc.* (Retail)	714	47,274
Carnival Corp.—Class A (Leisure Time)	1,554	76,752
Caterpillar, Inc. (Machinery-Construction & Mining)	2,058	174,560
CBRE Group, Inc.*—Class A (Real Estate)	966	35,742
CBS Corp.—Class B (Media)	1,554	86,247
Celgene Corp.* (Biotechnology)	2,730	315,957
CenterPoint Energy, Inc. (Gas)	1,470	27,974
CenturyLink, Inc. (Telecommunications)	1,932	56,762
Cerner Corp.* (Software)	1,050	72,513
CF Industries Holdings, Inc. (Chemicals)	798	51,295
Chesapeake Energy Corp. (Oil & Gas)	1,764	19,704
Chevron Corp. (Oil & Gas)	6,468	623,968
Chipotle Mexican Grill, Inc.* (Retail)	126	76,229
Cigna Corp. (Healthcare-Services)	882	142,884
Cimarex Energy Co. (Oil & Gas)	336	37,064
Cincinnati Financial Corp. (Insurance)	504	25,291
Cintas Corp. (Commercial Services)	336	28,422
Cisco Systems, Inc. (Telecommunications)	17,514	480,935
Citigroup, Inc. (Banks)	10,458	577,700
Citrix Systems, Inc.* (Software)	546	38,307
CME Group, Inc. (Diversified Financial Services)	1,092	101,622
CMS Energy Corp. (Electric)	966	30,757
Coach, Inc. (Retail)	966	33,433
Coca-Cola Enterprises, Inc. (Beverages)	756	32,841
Cognizant Technology Solutions Corp.* (Computers)	2,100	128,289
Colgate-Palmolive Co. (Cosmetics/Personal Care)	2,940	192,305
Comcast Corp.—Class A (Media)	8,652	520,331
Comerica, Inc. (Banks)	630	32,332
Computer Sciences Corp. (Computers)	462	30,326
ConAgra Foods, Inc. (Food)	1,470	64,268
ConocoPhillips (Oil & Gas)	4,242	260,501
CONSOL Energy, Inc. (Coal)	798	17,349
Consolidated Edison, Inc. (Electric)	1,008	58,343
Constellation Brands, Inc. (Beverages)	588	68,220
Corning, Inc. (Electronics)	4,326	85,351
Costco Wholesale Corp. (Retail)	1,512	204,211
Crown Castle International Corp. (REIT)	1,176	94,433
CSX Corp. (Transportation)	3,402	111,075
Cummins, Inc. (Machinery-Diversified)	588	77,140
CVS Health Corp. (Retail)	3,906	409,661
D.R. Horton, Inc. (Home Builders)	1,134	31,026
Danaher Corp. (Healthcare-Products)	2,100	179,739
Darden Restaurants, Inc. (Retail)	420	29,854
DaVita HealthCare Partners, Inc.* (Healthcare-Services)	588	46,728
Deere & Co. (Machinery-Diversified)	1,134	110,054
Delphi Automotive PLC (Auto Parts & Equipment)	1,008	85,771
Delta Air Lines, Inc. (Airlines)	2,814	115,599
DENTSPLY International, Inc. (Healthcare-Products)	462	23,816
Devon Energy Corp. (Oil & Gas)	1,344	79,955
Diamond Offshore Drilling, Inc. (Oil & Gas)	252	6,504
DIRECTV*—Class A (Media)	1,722	159,784
Discover Financial Services (Diversified Financial Services)	1,512	87,121
Discovery Communications, Inc.*—Class A (Media)	504	16,763
Discovery Communications, Inc.*—Class C (Media)	882	27,413
Dollar General Corp. (Retail)	1,008	78,362
Dollar Tree, Inc.* (Retail)	714	56,399
Dominion Resources, Inc. (Electric)	2,058	137,617
Dover Corp. (Miscellaneous Manufacturing)	546	38,318
Dr. Pepper Snapple Group, Inc. (Beverages)	672	48,989
DTE Energy Co. (Electric)	630	47,023
Duke Energy Corp. (Electric)	2,394	169,064
E*TRADE Financial Corp.* (Diversified Financial Services)	1,008	30,190
E.I. du Pont de Nemours & Co. (Chemicals)	3,108	198,757
Eastman Chemical Co. (Chemicals)	504	41,237
Eaton Corp. PLC (Miscellaneous Manufacturing)	1,596	107,714
eBay, Inc.* (Internet)	3,822	230,237
Ecolab, Inc. (Chemicals)	924	104,477
Edison International (Electric)	1,134	63,028
Edwards Lifesciences Corp.* (Healthcare-Products)	378	53,839
Electronic Arts, Inc.* (Software)	1,050	69,825
Eli Lilly & Co. (Pharmaceuticals)	3,360	280,526
EMC Corp. (Computers)	6,678	176,232
Emerson Electric Co. (Electrical Components & Equipment)	2,310	128,044
Endo International PLC* (Pharmaceuticals)	714	56,870
Ensco PLCADR—Class A (Oil & Gas)	798	17,771
Entergy Corp. (Electric)	630	44,415
EOG Resources, Inc. (Oil & Gas)	1,890	165,470
EQT Corp. (Oil & Gas)	504	40,995
Equifax, Inc. (Commercial Services)	420	40,779
Equinix, Inc. (Internet)	210	53,340
Equity Residential (REIT)	1,260	88,414
Essex Property Trust, Inc. (REIT)	210	44,625
Eversource Energy (Electric)	1,092	49,588
Exelon Corp. (Electric)	2,982	93,694
Expedia, Inc. (Internet)	336	36,742
Expeditors International of Washington, Inc. (Transportation)	672	30,983
Express Scripts Holding Co.* (Pharmaceuticals)	2,520	224,129
Exxon Mobil Corp. (Oil & Gas)	14,406	1,198,579
F5 Networks, Inc.* (Internet)	252	30,328
Facebook, Inc.*—Class A (Internet)	7,266	623,169
Family Dollar Stores, Inc. (Retail)	336	26,480
Fastenal Co. (Distribution/Wholesale)	924	38,974
FedEx Corp. (Transportation)	924	157,450
Fidelity National Information Services, Inc. (Software)	966	59,699
Fifth Third Bancorp (Banks)	2,772	57,713
First Horizon National Corp. (Banks)	1	9
First Solar, Inc.* (Semiconductors)	252	11,839
FirstEnergy Corp. (Electric)	1,470	47,849
Fiserv, Inc.* (Software)	798	66,098
FLIR Systems, Inc. (Electronics)	462	14,239
Flowserve Corp. (Machinery-Diversified)	462	24,329
Fluor Corp. (Engineering & Construction)	504	26,717
FMC Corp. (Chemicals)	462	24,278
FMC Technologies, Inc.* (Oil & Gas Services)	798	33,109
Ford Motor Co. (Auto Manufacturers)	13,692	205,517
Fossil Group, Inc.* (Distribution/Wholesale)	168	11,652

See accompanying notes to financial statements.

6 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Franklin Resources, Inc. (Diversified Financial Services)	1,344	$65,896
Freeport-McMoRan, Inc. (Mining)	3,570	66,474
Frontier Communications Corp. (Telecommunications)	3,990	19,751
GameStop Corp.—Class A (Retail)	378	16,239
Gannett Co., Inc.* (Media)	399	5,582
Garmin, Ltd. (Electronics)	420	18,451
General Dynamics Corp. (Aerospace/Defense)	1,092	154,725
General Electric Co. (Miscellaneous Manufacturing)	34,692	921,766
General Growth Properties, Inc. (REIT)	2,184	56,041
General Mills, Inc. (Food)	2,058	114,672
General Motors Co. (Auto Manufacturers)	4,662	155,384
Genuine Parts Co. (Distribution/Wholesale)	504	45,124
Genworth Financial, Inc.*—Class A (Insurance)	1,722	13,036
Gilead Sciences, Inc. (Biotechnology)	5,082	595,000
Google, Inc.*—Class A (Internet)	966	521,679
Google, Inc.*—Class C (Internet)	1,008	524,674
H & R Block, Inc. (Commercial Services)	966	28,642
Halliburton Co. (Oil & Gas Services)	2,940	126,626
Hanesbrands, Inc. (Apparel)	1,386	46,182
Harley-Davidson, Inc. (Leisure Time)	714	40,234
Harman International Industries, Inc. (Home Furnishings)	252	29,973
Harris Corp. (Telecommunications)	420	32,302
Hartford Financial Services Group, Inc. (Insurance)	1,428	59,362
Hasbro, Inc. (Toys/Games/Hobbies)	378	28,271
HCA Holdings, Inc.* (Healthcare-Services)	1,008	91,446
HCP, Inc. (REIT)	1,596	58,206
Health Care REIT, Inc. (REIT)	1,218	79,937
Helmerich & Payne, Inc. (Oil & Gas)	378	26,619
Henry Schein, Inc.* (Healthcare-Products)	294	41,783
Hess Corp. (Oil & Gas)	840	56,179
Hewlett-Packard Co. (Computers)	6,216	186,542
Honeywell International, Inc. (Electronics)	2,688	274,095
Hormel Foods Corp. (Food)	462	26,043
Hospira, Inc.* (Pharmaceuticals)	588	52,161
Host Hotels & Resorts, Inc. (REIT)	2,604	51,637
Hudson City Bancorp, Inc. (Savings & Loans)	1,680	16,598
Humana, Inc. (Healthcare-Services)	504	96,405
Huntington Bancshares, Inc. (Banks)	2,772	31,351
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,176	107,945
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	924	62,296
Intel Corp. (Semiconductors)	16,338	496,921
Intercontinental Exchange, Inc. (Diversified Financial Services)	378	84,525
International Business Machines Corp. (Computers)	3,150	512,379
International Flavors & Fragrances, Inc. (Chemicals)	294	32,131
International Paper Co. (Forest Products & Paper)	1,470	69,957
Intuit, Inc. (Software)	966	97,344
Intuitive Surgical, Inc.* (Healthcare-Products)	126	61,047
Invesco, Ltd. (Diversified Financial Services)	1,470	55,110
Iron Mountain, Inc. (REIT)	630	19,530
J.B. Hunt Transport Services, Inc. (Transportation)	336	27,582
Jacobs Engineering Group, Inc.* (Engineering & Construction)	420	17,060
Johnson & Johnson (Pharmaceuticals)	9,534	929,185
Johnson Controls, Inc. (Auto Parts & Equipment)	2,268	112,334
Joy Global, Inc. (Machinery-Construction & Mining)	336	12,163
JPMorgan Chase & Co. (Banks)	12,768	865,159
Juniper Networks, Inc. (Telecommunications)	1,218	31,631
Kansas City Southern (Transportation)	378	34,474
Kellogg Co. (Food)	882	55,301
Keurig Green Mountain, Inc. (Beverages)	378	28,966
KeyCorp (Banks)	2,940	44,159
Kimberly-Clark Corp. (Household Products/Wares)	1,260	133,522
Kimco Realty Corp. (REIT)	1,428	32,187
Kinder Morgan, Inc. (Pipelines)	5,964	228,958
KLA-Tencor Corp. (Semiconductors)	546	30,691
Kohl’s Corp. (Retail)	672	42,074
Kraft Foods Group, Inc. (Food)	2,058	175,218
L Brands, Inc. (Retail)	840	72,013
L-3 Communications Holdings, Inc. (Aerospace/Defense)	294	33,334
Laboratory Corp. of America Holdings* (Healthcare-Services)	336	40,730
Lam Research Corp. (Semiconductors)	546	44,417
Legg Mason, Inc. (Diversified Financial Services)	336	17,314
Leggett & Platt, Inc. (Home Furnishings)	462	22,490
Lennar Corp.—Class A (Home Builders)	630	32,156
Leucadia National Corp. (Holding Companies-Diversified)	1,092	26,514
Level 3 Communications, Inc.* (Telecommunications)	1,008	53,091
Lincoln National Corp. (Insurance)	882	52,232
Linear Technology Corp. (Semiconductors)	840	37,153
Lockheed Martin Corp. (Aerospace/Defense)	924	171,772
Loews Corp. (Insurance)	1,008	38,818
Lowe’s Cos., Inc. (Retail)	3,192	213,768
LyondellBasell Industries N.V.—Class A (Chemicals)	1,344	139,130
M&T Bank Corp. (Banks)	462	57,718
Macy’s, Inc. (Retail)	1,176	79,345
Mallinckrodt PLC* (Pharmaceuticals)	420	49,442
Marathon Oil Corp. (Oil & Gas)	2,310	61,307
Marathon Petroleum Corp. (Oil & Gas)	1,890	98,866
Marriott International, Inc.—Class A (Lodging)	715	53,177
Marsh & McLennan Cos., Inc. (Insurance)	1,848	104,782
Martin Marietta Materials, Inc. (Building Materials)	210	29,717
Masco Corp. (Building Materials)	1,218	32,484
MasterCard, Inc.—Class A (Commercial Services)	3,318	310,167
Mattel, Inc. (Toys/Games/Hobbies)	1,176	30,211
McCormick & Co., Inc. (Food)	420	33,999
McDonald’s Corp. (Retail)	3,318	315,442
McGraw Hill Financial, Inc. (Commercial Services)	924	92,816
McKesson Corp. (Pharmaceuticals)	798	179,398
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	714	64,417
MeadWestvaco Corp. (Packaging & Containers)	588	27,748
Medtronic PLC (Healthcare-Products)	4,914	364,127
Merck & Co., Inc. (Pharmaceuticals)	9,744	554,726
MetLife, Inc. (Insurance)	3,822	213,994
Michael Kors Holdings, Ltd.* (Apparel)	672	28,284
Microchip Technology, Inc. (Semiconductors)	714	33,861
Micron Technology, Inc.* (Semiconductors)	3,696	69,633
Microsoft Corp. (Software)	27,846	1,229,400

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 7

Common Stocks, continued

	Shares	Value
Mohawk Industries, Inc.* (Textiles)	210	$40,089
Molson Coors Brewing Co.—Class B (Beverages)	546	38,116
Mondelez International, Inc.—Class A (Food)	5,586	229,808
Monsanto Co. (Chemicals)	1,638	174,594
Monster Beverage Corp.* (Beverages)	504	67,546
Moody’s Corp. (Commercial Services)	630	68,015
Morgan Stanley (Banks)	5,292	205,277
Motorola Solutions, Inc. (Telecommunications)	630	36,124
Murphy Oil Corp. (Oil & Gas)	588	24,443
Mylan NV* (Pharmaceuticals)	1,428	96,905
National Oilwell Varco, Inc. (Oil & Gas Services)	1,344	64,888
Navient Corp. (Diversified Financial Services)	1,344	24,474
NetApp, Inc. (Computers)	1,092	34,464
Netflix, Inc.* (Internet)	210	137,957
Newell Rubbermaid, Inc. (Housewares)	924	37,986
Newfield Exploration Co.* (Oil & Gas)	546	19,722
Newmont Mining Corp. (Mining)	1,806	42,188
News Corp.*—Class A (Media)	1,722	25,124
NextEra Energy, Inc. (Electric)	1,512	148,221
Nielsen N.V. (Media)	1,260	56,410
NIKE, Inc.—Class B (Apparel)	2,394	258,599
NiSource, Inc. (Gas)	1,092	49,784
Noble Corp. PLC (Oil & Gas)	840	12,928
Noble Energy, Inc. (Oil & Gas)	1,344	57,362
Nordstrom, Inc. (Retail)	504	37,548
Norfolk Southern Corp. (Transportation)	1,050	91,728
Northern Trust Corp. (Banks)	756	57,804
Northrop Grumman Corp. (Aerospace/Defense)	672	106,599
NRG Energy, Inc. (Electric)	1,134	25,946
Nucor Corp. (Iron/Steel)	1,092	48,124
NVIDIA Corp. (Semiconductors)	1,764	35,474
Occidental Petroleum Corp. (Oil & Gas)	2,646	205,779
Omnicom Group, Inc. (Advertising)	840	58,371
ONEOK, Inc. (Pipelines)	714	28,189
Oracle Corp. (Software)	10,962	441,769
O’Reilly Automotive, Inc.* (Retail)	336	75,929
Owens-Illinois, Inc.* (Packaging & Containers)	546	12,525
PACCAR, Inc. (Auto Manufacturers)	1,218	77,721
Pall Corp. (Miscellaneous Manufacturing)	378	47,042
Parker-Hannifin Corp. (Miscellaneous Manufacturing)	462	53,744
Patterson Cos., Inc. (Healthcare-Products)	294	14,303
Paychex, Inc. (Software)	1,134	53,162
Pentair PLC (Miscellaneous Manufacturing)	630	43,313
People’s United Financial, Inc. (Savings & Loans)	1,050	17,021
Pepco Holdings, Inc. (Electric)	882	23,761
PepsiCo, Inc. (Beverages)	5,082	474,354
PerkinElmer, Inc. (Electronics)	378	19,898
Perrigo Co. PLC (Pharmaceuticals)	504	93,154
Pfizer, Inc. (Pharmaceuticals)	21,210	711,172
PG&E Corp. (Electric)	1,638	80,426
Philip Morris International, Inc. (Agriculture)	5,334	427,628
Phillips 66 (Oil & Gas)	1,848	148,875
Pinnacle West Capital Corp. (Electric)	378	21,504
Pioneer Natural Resources Co. (Oil & Gas)	504	69,900
Pitney Bowes, Inc. (Office/Business Equipment)	714	14,858
Plum Creek Timber Co., Inc. (REIT)	588	23,855
PNC Financial Services Group, Inc. (Banks)	1,764	168,727
PPG Industries, Inc. (Chemicals)	924	106,001
PPL Corp. (Electric)	2,310	68,076
Praxair, Inc. (Chemicals)	1,008	120,506
Precision Castparts Corp. (Metal Fabricate/Hardware)	462	92,340
Principal Financial Group, Inc. (Insurance)	924	47,392
Prologis, Inc. (REIT)	1,806	67,003
Prudential Financial, Inc. (Insurance)	1,554	136,006
Public Service Enterprise Group, Inc. (Electric)	1,722	67,640
Public Storage (REIT)	504	92,922
PulteGroup, Inc. (Home Builders)	1,134	22,850
PVH Corp. (Retail)	294	33,869
Qorvo, Inc.* (Semiconductors)	504	40,456
QUALCOMM, Inc. (Semiconductors)	5,628	352,482
Quanta Services, Inc.* (Commercial Services)	714	20,577
Quest Diagnostics, Inc. (Healthcare-Services)	504	36,550
Ralph Lauren Corp. (Apparel)	210	27,796
Range Resources Corp. (Oil & Gas)	588	29,035
Raytheon Co. (Aerospace/Defense)	1,050	100,464
Realty Income Corp. (REIT)	798	35,423
Red Hat, Inc.* (Software)	630	47,836
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	252	128,553
Regions Financial Corp. (Banks)	4,620	47,863
Republic Services, Inc. (Environmental Control)	840	32,903
Reynolds American, Inc. (Agriculture)	1,428	106,614
Robert Half International, Inc. (Commercial Services)	462	25,641
Rockwell Automation, Inc. (Machinery-Diversified)	462	57,584
Rockwell Collins, Inc. (Aerospace/Defense)	462	42,666
Roper Technologies, Inc. (Machinery-Diversified)	336	57,947
Ross Stores, Inc. (Retail)	1,428	69,415
Royal Caribbean Cruises, Ltd. (Leisure Time)	588	46,270
Ryder System, Inc. (Transportation)	168	14,678
salesforce.com, inc.* (Software)	2,100	146,223
SanDisk Corp. (Computers)	714	41,569
SCANA Corp. (Electric)	504	25,528
Schlumberger, Ltd. (Oil & Gas Services)	4,368	376,478
Scripps Networks Interactive, Inc.—Class A (Media)	336	21,964
Seagate Technology PLC (Computers)	1,092	51,870
Sealed Air Corp. (Packaging & Containers)	714	36,686
Sempra Energy (Gas)	798	78,955
Sigma-Aldrich Corp. (Chemicals)	420	58,527
Simon Property Group, Inc. (REIT)	1,092	188,939
Skyworks Solutions, Inc. (Semiconductors)	672	69,955
SL Green Realty Corp. (REIT)	336	36,923
Snap-on, Inc. (Hand/Machine Tools)	210	33,443
Southwest Airlines Co. (Airlines)	2,310	76,438
Southwestern Energy Co.* (Oil & Gas)	1,344	30,549
Spectra Energy Corp. (Pipelines)	2,310	75,306
St. Jude Medical, Inc. (Healthcare-Products)	966	70,586
Stanley Black & Decker, Inc. (Hand/Machine Tools)	546	57,461
Staples, Inc. (Retail)	2,226	34,080
Starbucks Corp. (Retail)	5,166	276,975
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	588	47,681
State Street Corp. (Banks)	1,428	109,956
Stericycle, Inc.* (Environmental Control)	294	39,370
Stryker Corp. (Healthcare-Products)	1,050	100,349
SunTrust Banks, Inc. (Banks)	1,764	75,887
Symantec Corp. (Internet)	2,352	54,684
Sysco Corp. (Food)	2,058	74,294
T. Rowe Price Group, Inc. (Diversified Financial Services)	924	71,823
Target Corp. (Retail)	2,184	178,280
TE Connectivity, Ltd. (Electronics)	1,386	89,119
TECO Energy, Inc. (Electric)	798	14,093
TEGNA, Inc. (Media)	798	25,592

See accompanying notes to financial statements.

8 :: ProFund VP Bull :: Financial Statements

Common Stocks, continued

	Shares	Value
Tenet Healthcare Corp.* (Healthcare-Services)	336	$19,448
Teradata Corp.* (Computers)	504	18,648
Tesoro Corp. (Oil & Gas)	420	35,452
Texas Instruments, Inc. (Semiconductors)	3,570	183,891
Textron, Inc. (Miscellaneous Manufacturing)	966	43,113
The ADT Corp. (Commercial Services)	588	19,739
The AES Corp. (Electric)	2,352	31,188
The Allstate Corp. (Insurance)	1,428	92,634
The Bank of New York Mellon Corp. (Banks)	3,864	162,172
The Boeing Co. (Aerospace/Defense)	2,226	308,791
The Charles Schwab Corp. (Diversified Financial Services)	3,990	130,274
The Chubb Corp. (Insurance)	798	75,922
The Clorox Co. (Household Products/Wares)	462	48,057
The Coca-Cola Co. (Beverages)	13,524	530,547
The Dow Chemical Co. (Chemicals)	3,738	191,273
The Dun & Bradstreet Corp. (Software)	126	15,372
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	756	65,515
The Gap, Inc. (Retail)	924	35,269
The Goldman Sachs Group, Inc. (Banks)	1,386	289,383
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	924	27,859
The Hershey Co. (Food)	504	44,770
The Home Depot, Inc. (Retail)	4,494	499,418
The Interpublic Group of Cos., Inc. (Advertising)	1,428	27,518
The JM Smucker Co.—Class A (Food)	336	36,426
The Kroger Co. (Food)	1,680	121,817
The Macerich Co. (REIT)	504	37,598
The Mosaic Co. (Chemicals)	1,050	49,193
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	420	20,500
The Priceline Group, Inc.* (Internet)	168	193,430
The Procter & Gamble Co. (Cosmetics/Personal Care)	9,324	729,510
The Progressive Corp. (Insurance)	1,848	51,430
The Sherwin-Williams Co. (Chemicals)	252	69,305
The Southern Co. (Electric)	3,108	130,225
The TJX Cos., Inc. (Retail)	2,352	155,632
The Travelers Cos., Inc. (Insurance)	1,092	105,553
The Walt Disney Co. (Media)	5,376	613,616
The Western Union Co. (Commercial Services)	1,764	35,862
The Williams Cos., Inc.* (Pipelines)	2,310	132,571
Thermo Fisher Scientific, Inc. (Electronics)	1,386	179,847
Tiffany & Co. (Retail)	378	34,700
Time Warner Cable, Inc. (Media)	966	172,112
Time Warner, Inc. (Media)	2,856	249,643
Torchmark Corp. (Insurance)	420	24,452
Total System Services, Inc. (Commercial Services)	546	22,806
Tractor Supply Co. (Retail)	462	41,552
Transocean, Ltd. (Oil & Gas)	1,176	18,957
TripAdvisor, Inc.* (Internet)	378	32,939
Twenty-First Century Fox, Inc.—Class A (Media)	6,090	198,199
Tyco International PLC (Electronics)	1,470	56,566
Tyson Foods, Inc.—Class A (Food)	1,008	42,971
U.S. Bancorp (Banks)	6,090	264,306
Under Armour, Inc.*—Class A (Apparel)	588	49,063
Union Pacific Corp. (Transportation)	3,024	288,398
United Parcel Service, Inc.—Class B (Transportation)	2,394	232,002
United Rentals, Inc.* (Commercial Services)	336	29,440
United Technologies Corp. (Aerospace/Defense)	2,856	316,816
UnitedHealth Group, Inc. (Healthcare-Services)	3,276	399,673
Universal Health Services, Inc.—Class B (Healthcare-Services)	294	41,777
Unum Group (Insurance)	840	30,030
Urban Outfitters, Inc.* (Retail)	336	11,760
V.F. Corp. (Apparel)	1,176	82,014
Valero Energy Corp. (Oil & Gas)	1,764	110,426
Varian Medical Systems, Inc.* (Healthcare-Products)	336	28,335
Ventas, Inc. (REIT)	1,134	70,410
VeriSign, Inc.* (Internet)	378	23,330
Verizon Communications, Inc. (Telecommunications)	14,028	653,845
Vertex Pharmaceuticals, Inc.* (Biotechnology)	840	103,723
Viacom, Inc.—Class B (Media)	1,218	78,732
Visa, Inc.—Class A (Diversified Financial Services)	6,678	448,428
Vornado Realty Trust (REIT)	588	55,819
Vulcan Materials Co. (Building Materials)	462	38,776
W.W. Grainger, Inc. (Distribution/Wholesale)	210	49,697
Walgreens Boots Alliance, Inc. (Retail)	3,024	255,347
Wal-Mart Stores, Inc. (Retail)	5,418	384,299
Waste Management, Inc. (Environmental Control)	1,470	68,134
Waters Corp.* (Electronics)	294	37,744
WEC Energy Group, Inc. (Electric)	1,088	48,911
Wells Fargo & Co. (Banks)	16,128	907,038
Western Digital Corp. (Computers)	756	59,286
Weyerhaeuser Co. (REIT)	1,764	55,566
Whirlpool Corp. (Home Furnishings)	252	43,609
Whole Foods Market, Inc. (Food)	1,218	48,038
Wyndham Worldwide Corp. (Lodging)	420	34,402
Wynn Resorts, Ltd. (Lodging)	294	29,009
Xcel Energy, Inc. (Electric)	1,764	56,766
Xerox Corp. (Office/Business Equipment)	3,570	37,985
Xilinx, Inc. (Semiconductors)	882	38,949
XL Group PLC (Insurance)	1,050	39,060
Xylem, Inc. (Machinery-Diversified)	630	23,354
Yahoo!, Inc.* (Internet)	3,024	118,813
YUM! Brands, Inc. (Retail)	1,470	132,418
Zimmer Holdings, Inc. (Healthcare-Products)	588	64,227
Zions Bancorp (Banks)	714	22,659
Zoetis, Inc. (Pharmaceuticals)	1,722	83,035
TOTAL COMMON STOCKS (Cost $30,090,507)		62,768,225

Repurchase Agreements(a)(b) (35.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $32,834,032	$32,834,000	$32,834,000
TOTAL REPURCHASE AGREEMENTS (Cost $32,834,000)		32,834,000
TOTAL INVESTMENT SECURITIES (Cost $62,924,507)—102.5%		95,602,225
Net other assets (liabilities)—(2.5)%		(2,336,488)
NET ASSETS—100.0%		$93,265,737

*	Non-income producing security

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 9

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $2,816,000.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	149	9/21/15	$15,296,713	$(233,820)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	7/27/15	0.55%	$6,136,519	$21,898
S&P 500	UBS AG	7/27/15	0.50%	9,600,493	25,899
				$15,737,012	$47,797

^	Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Bull invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Advertising	$85,889	0.1%
Aerospace/Defense	1,235,167	1.3%
Agriculture	968,258	1.0%
Airlines	287,641	0.3%
Apparel	491,938	0.6%
Auto Manufacturers	438,622	0.5%
Auto Parts & Equipment	271,322	0.3%
Banks	4,860,534	5.3%
Beverages	1,344,277	1.3%
Biotechnology	2,002,005	2.1%
Building Materials	100,977	0.1%
Chemicals	1,479,311	1.5%
Coal	17,349	NM
Commercial Services	854,323	0.9%
Computers	3,933,333	4.4%
Cosmetics/Personal Care	987,330	1.1%
Distribution/Wholesale	145,447	0.2%
Diversified Financial Services	1,694,351	1.8%
Electric	1,604,304	1.7%
Electrical Components & Equipment	174,059	0.2%
Electronics	900,136	1.0%
Engineering & Construction	43,777	NM
Environmental Control	140,407	0.2%
Food	1,097,645	1.2%
Forest Products & Paper	69,957	0.1%
Gas	176,268	0.2%
Hand/Machine Tools	90,904	0.1%
Healthcare-Products	1,360,246	1.5%
Healthcare-Services	1,222,552	1.3%
Holding Companies-Diversified	26,514	NM
Home Builders	86,032	0.1%
Home Furnishings	96,072	0.1%
Household Products/Wares	199,495	0.2%
Housewares	37,986	NM
Insurance	2,573,024	2.8%
Internet	3,146,507	3.3%
Iron/Steel	59,540	0.1%
Leisure Time	163,256	0.2%
Lodging	164,269	0.2%
Machinery-Construction & Mining	186,723	0.2%
Machinery-Diversified	350,408	0.4%
Media	2,275,611	2.4%
Metal Fabricate/Hardware	92,340	0.1%
Mining	155,492	0.2%
Miscellaneous Manufacturing	1,762,242	1.9%
Office/Business Equipment	52,843	NM
Oil & Gas	3,714,681	3.9%
Oil & Gas Services	729,584	0.8%
Packaging & Containers	109,368	0.1%
Pharmaceuticals	4,986,013	5.3%
Pipelines	465,024	0.5%
Real Estate	35,742	NM
REIT	1,486,717	1.6%
Retail	4,130,606	4.4%
Savings & Loans	33,619	NM
Semiconductors	1,865,663	2.0%
Software	2,586,174	2.9%
Telecommunications	1,999,965	2.1%
Textiles	40,089	NM
Toys/Games/Hobbies	58,482	0.1%
Transportation	1,019,815	1.1%
Other**	30,497,512	32.7%
Total	$93,265,737	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

10 :: ProFund VP Bull :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$62,924,507
Securities, at value	62,768,225
Repurchase agreements, at value	32,834,000
Total Investment Securities, at value	95,602,225
Segregated cash balances with brokers	968,990
Dividends and interest receivable	73,085
Unrealized gain on swap agreements	47,797
Receivable for capital shares issued	1,119,666
Receivable for investments sold	10,105
Variation margin on futures contracts	35,648
Prepaid expenses	1,574
TOTAL ASSETS	97,859,090

LIABILITIES:
Payable for investments purchased	27,586
Payable for capital shares redeemed	4,122,742
Cash overdraft	216,519
Advisory fees payable	56,816
Management services fees payable	7,575
Administration fees payable	2,753
Administrative services fees payable	47,607
Distribution fees payable	50,398
Trustee fees payable	22
Transfer agency fees payable	8,833
Fund accounting fees payable	3,226
Compliance services fees payable	586
Other accrued expenses	48,690
TOTAL LIABILITIES	4,593,353
NET ASSETS	$93,265,737

NET ASSETS CONSIST OF:
Capital	$68,409,532
Accumulated net investment income (loss)	(243,642)
Accumulated net realized gains (losses) on investments	(7,391,848)
Net unrealized appreciation (depreciation) on investments	32,491,695
NET ASSETS	$93,265,737

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,281,611
Net Asset Value (offering and redemption price per share)	$40.88

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$754,569
Interest	7,453
Foreign tax withholding	(98)
TOTAL INVESTMENT INCOME	761,924

EXPENSES:
Advisory fees	451,619
Management services fees	60,215
Administration fees	17,232
Transfer agency fees	24,679
Administrative services fees	163,004
Distribution fees	150,540
Custody fees	6,486
Fund accounting fees	23,701
Trustee fees	1,181
Compliance services fees	586
Other fees	79,880
Recoupment of prior expenses reduced by the Advisor	32,505
TOTAL NET EXPENSES	1,011,628
NET INVESTMENT INCOME (LOSS)	(249,704)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	426,518
Net realized gains (losses) on futures contracts	523,357
Net realized gains (losses) on swap agreements	(1,572,428)
Change in net unrealized appreciation/depreciation on investments	(114,663)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(737,216)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(986,920)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bull :: 11

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(249,704)	$(566,928)
Net realized gains (losses) on investments	(622,553)	5,295,606
Change in net unrealized appreciation/depreciation on investments	(114,663)	5,471,105
Change in net assets resulting from operations	(986,920)	10,199,783

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,359,953)	(2,977,801)
Change in net assets resulting from distributions	(1,359,953)	(2,977,801)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	300,447,268	706,794,611
Dividends reinvested	1,359,953	2,977,801
Value of shares redeemed	(365,851,746)	(663,087,729)
Change in net assets resulting from capital transactions	(64,044,525)	46,684,683
Change in net assets	(66,391,398)	53,906,665

NET ASSETS:
Beginning of period	159,657,135	105,750,470
End of period	$93,265,737	$159,657,135
Accumulated net investment income (loss)	$(243,642)	$6,062

SHARE TRANSACTIONS:
Issued	7,214,518	17,993,315
Reinvested	32,953	77,933
Redeemed	(8,838,945)	(16,989,602)
Change in shares	(1,591,474)	1,081,646

See accompanying notes to financial statements.

12 :: ProFund VP Bull :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$41.22		$37.88	$29.52	$25.92	$26.30	$23.39

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.19)	(0.25)	(0.11)	(0.07)	(0.05)
Net realized and unrealized gains (losses) on investments	0.22	(b)	4.46	8.98	3.71	0.09	2.99
Total income (loss) from investment activities	0.13		4.27	8.73	3.60	0.02	2.94

Distributions to Shareholders From:
Net investment income	—		—	—	—	—	(0.03)
Net realized gains on investments	(0.47)		(0.93)	(0.37)	—	(0.40)	—
Total distributions	(0.47)		(0.93)	(0.37)	—	(0.40)	(0.03)

Net Asset Value, End of Period	$40.88		$41.22	$37.88	$29.52	$25.92	$26.30

Total Return	0.30	%(c)	11.47%	29.76%	13.89%	—	12.58%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.70%	1.72%	1.84%	1.74%	1.74%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.41)%		(0.50)%	(0.74)%	(0.39)%	(0.26)%	(0.20)%

Supplemental Data:
Net assets, end of period (000’s)	$93,266		$159,657	$105,750	$85,299	$94,879	$101,332
Portfolio turnover rate(e)	3	%(c)	131%	43%	35%	4%	87%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 13

Investment Objective: The ProFund VP Mid-Cap seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	30%
Swap Agreements	70%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financials	25%
Information Technology	17%
Industrials	16%
Consumer Discretionary	14%
Health Care	9%
Materials	7%
Utilities	4%
Energy	4%
Consumer Staples	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (98.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $19,119,019	$19,119,000	$19,119,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,119,000)		19,119,000
TOTAL INVESTMENT SECURITIES (Cost $19,119,000)—98.7%		19,119,000
Net other assets (liabilities)—1.3%		249,129
NET ASSETS—100.0%		$19,368,129

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $2,041,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	39	9/21/15	$5,841,810	$(111,219)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	7/27/15	0.55%	$7,250,753	$10,545
S&P MidCap 400	UBS AG	7/27/15	0.45%	6,248,879	9,083
				$13,499,632	$19,628

^	Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

14 :: ProFund VP Mid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$19,119,000
Repurchase agreements, at value	19,119,000
Total Investment Securities, at value	19,119,000
Segregated cash balances with brokers	393,900
Interest receivable	19
Unrealized gain on swap agreements	19,628
Receivable for capital shares issued	10,004
Variation margin on futures contracts	10,140
Prepaid expenses	443
TOTAL ASSETS	19,553,134

LIABILITIES:
Payable for capital shares redeemed	16,069
Cash overdraft	110,020
Advisory fees payable	12,408
Management services fees payable	1,654
Administration fees payable	542
Administrative services fees payable	18,524
Distribution fees payable	20,896
Transfer agency fees payable	2,331
Fund accounting fees payable	635
Compliance services fees payable	144
Other accrued expenses	1,782
TOTAL LIABILITIES	185,005
NET ASSETS	$19,368,129

NET ASSETS CONSIST OF:
Capital	$18,553,958
Accumulated net investment income (loss)	(272,895)
Accumulated net realized gains (losses) on investments	1,178,657
Net unrealized appreciation (depreciation) on investments	(91,591)
NET ASSETS	$19,368,129

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	609,324
Net Asset Value (offering and redemption price per share)	$31.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$5,312

EXPENSES:
Advisory fees	124,199
Management services fees	16,560
Administration fees	4,076
Transfer agency fees	5,825
Administrative services fees	36,464
Distribution fees	41,400
Custody fees	2,156
Fund accounting fees	5,287
Trustee fees	301
Compliance services fees	144
Other fees	18,356
Recoupment of prior expenses reduced by the Advisor	23,439
TOTAL NET EXPENSES	278,207
NET INVESTMENT INCOME (LOSS)	(272,895)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	484,168
Net realized gains (losses) on swap agreements	1,140,860
Change in net unrealized appreciation/depreciation on investments	(104,365)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,520,663

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,247,768

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap :: 15

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(272,895)	$(387,079)
Net realized gains (losses) on investments	1,625,028	1,486,884
Change in net unrealized appreciation/depreciation on investments	(104,365)	(234,607)
Change in net assets resulting from operations	1,247,768	865,198

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(887,792)	(5,158,018)
Change in net assets resulting from distributions	(887,792)	(5,158,018)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,075,938	52,080,522
Dividends reinvested	887,792	5,158,018
Value of shares redeemed	(33,345,026)	(55,755,212)
Change in net assets resulting from capital transactions	(6,381,296)	1,483,328
Change in net assets	(6,021,320)	(2,809,492)

NET ASSETS:
Beginning of period	25,389,449	28,198,941
End of period	$19,368,129	$25,389,449
Accumulated net investment income (loss)	$(272,895)	$—

SHARE TRANSACTIONS:
Issued	810,541	1,607,289
Reinvested	27,944	172,856
Redeemed	(1,035,744)	(1,797,856)
Change in shares	(197,259)	(17,711)

See accompanying notes to financial statements.

16 :: ProFund VP Mid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$31.48		$34.21	$27.36	$23.68	$27.76	$24.25

Investment Activities:
Net investment income (loss)(a)	(0.26)		(0.54)	(0.51)	(0.41)	(0.43)	(0.38)
Net realized and unrealized gains (losses) on investments	1.24		2.88	8.73	4.09	(0.39)	5.91
Total income (loss) from investment activities	0.98		2.34	8.22	3.68	(0.82)	5.53

Distributions to Shareholders From:
Net realized gains on investments	(0.67)		(5.07)	(1.37)	—	(3.26)	(2.02)

Net Asset Value, End of Period	$31.79		$31.48	$34.21	$27.36	$23.68	$27.76

Total Return	3.11	%(b)	7.65%	30.79%	15.54%	(4.18)%	24.05%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.68%	1.72%	1.81%	1.75%	1.71%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.65)%		(1.66)%	(1.65)%	(1.57)%	(1.65)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$19,368		$25,389	$28,199	$18,592	$6,610	$8,276
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 17

Investment Objective: The ProFund VP Small-Cap seeks investment results, before fees and expenses, that correspond to the performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	21%
Futures Contracts	9%
Swap Agreements	70%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
ZS Pharma, Inc.	0.1%
Team Health Holdings, Inc.	0.1%
Cepheid, Inc.	0.1%
Manhattan Associates, Inc.	0.1%
MAXIMUS, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	24%
Information Technology	17%
Health Care	16%
Consumer Discretionary	15%
Industrials	13%
Materials	4%
Energy	4%
Utilities	3%
Consumer Staples	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (20.7%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet)	95	$994
2U, Inc.* (Software)	76	2,446
8x8, Inc.* (Internet)	247	2,213
A. Schulman, Inc. (Chemicals)	76	3,323
A10 Networks, Inc.* (Software)	133	857
AAON, Inc. (Building Materials)	114	2,567
AAR Corp. (Aerospace/Defense)	95	3,028
Abaxis, Inc. (Healthcare-Products)	57	2,934
Abengoa Yield PLC (Electric)	114	3,570
Abercrombie & Fitch Co.—Class A (Retail)	171	3,678
ABIOMED, Inc.* (Healthcare-Products)	95	6,244
ABM Industries, Inc. (Commercial Services)	133	4,372
Abraxas Petroleum Corp.* (Oil & Gas)	361	1,065
Acacia Research Corp. (Investment Companies)	152	1,333
ACADIA Pharmaceuticals, Inc.* (Pharmaceuticals)	190	7,957
Acadia Realty Trust (REIT)	171	4,978
ACCO Brands Corp.* (Household Products/Wares)	304	2,362
Accuray, Inc.* (Healthcare-Products)	247	1,665
Accuride Corp.* (Auto Parts & Equipment)	209	805
Aceto Corp. (Chemicals)	76	1,872
Achillion Pharmaceuticals, Inc.* (Biotechnology)	304	2,693
ACI Worldwide, Inc.* (Software)	266	6,536
Acorda Therapeutics, Inc.* (Biotechnology)	114	3,800
Actua Corp.* (Software)	114	1,626
Actuant Corp.—Class A (Miscellaneous Manufacturing)	152	3,510
Acxiom Corp.* (Software)	190	3,340
ADTRAN, Inc. (Telecommunications)	152	2,470
Advanced Drainage Systems, Inc. (Building Products)	95	2,786
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	114	3,134
Advanced Micro Devices, Inc.* (Semiconductors)	1,558	3,739
Advaxis, Inc.* (Biotechnology)	95	1,931
Advent Software, Inc. (Software)	133	5,880
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	76	1,442
Aegion Corp.* (Engineering & Construction)	114	2,160
Aerohive Networks, Inc.* (Telecommunications)	114	796
Aerojet Rocketdyne Holdings, Inc.* (Aerospace/Defense)	152	3,133
Affymetrix, Inc.* (Healthcare-Products)	209	2,282
AG Mortgage Investment Trust, Inc. (REIT)	95	1,642
Agenus, Inc.* (Biotechnology)	228	1,968
Air Methods Corp.* (Healthcare-Services)	95	3,927
Air Transport Services Group, Inc.* (Transportation)	152	1,594
Aircastle, Ltd. (Diversified Financial Services)	152	3,446
AK Steel Holding Corp.* (Iron/Steel)	494	1,912
Akebia Therapeutics, Inc.* (Pharmaceuticals)	95	978
Albany International Corp.—Class A (Machinery-Diversified)	76	3,025
Albany Molecular Research, Inc.* (Commercial Services)	76	1,537
Alexander & Baldwin, Inc. (Real Estate)	114	4,491
Alimera Sciences, Inc.* (Pharmaceuticals)	171	788
ALLETE, Inc. (Electric)	114	5,288
Alon USA Energy, Inc. (Oil & Gas)	95	1,796
Alpha & Omega Semiconductor, Ltd.* (Semiconductors)	95	830
Altisource Residential Corp. (Real Estate)	152	2,561
Altra Industrial Motion Corp. (Machinery-Diversified)	76	2,066
AMAG Pharmaceuticals, Inc.* (Pharmaceuticals)	76	5,249
Ambac Financial Group, Inc.* (Insurance)	114	1,897
Ambarella, Inc.* (Semiconductors)	76	7,805
Amedisys, Inc.* (Healthcare-Services)	76	3,019
American Assets Trust, Inc. (REIT)	95	3,725
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	190	3,973
American Capital Mortgage Investment Corp. (REIT)	133	2,127
American Eagle Outfitters, Inc. (Retail)	456	7,852

See accompanying notes to financial statements.

18 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
American Equity Investment Life Holding Co. (Insurance)	190	$5,126
American Residential Properties, Inc.* (REIT)	95	1,758
American Software, Inc.—Class A (Software)	95	903
American States Water Co. (Water)	95	3,552
American Vanguard Corp. (Chemicals)	95	1,311
Ameris Bancorp (Banks)	95	2,403
Amicus Therapeutics, Inc.* (Pharmaceuticals)	247	3,495
Amkor Technology, Inc.* (Semiconductors)	285	1,704
AMN Healthcare Services, Inc.* (Commercial Services)	114	3,601
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	95	1,670
AmSurg Corp.* (Healthcare-Services)	114	7,974
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	95	7,356
Angie’s List, Inc.* (Internet)	171	1,053
AngioDynamics, Inc.* (Healthcare-Products)	76	1,246
Anixter International, Inc.* (Telecommunications)	76	4,951
ANN, Inc.* (Retail)	114	5,505
Antares Pharma, Inc.* (Pharmaceuticals)	551	1,146
Anthera Pharmaceuticals, Inc.* (Pharmaceuticals)	133	1,146
Anworth Mortgage Asset Corp. (REIT)	323	1,592
Apogee Enterprises, Inc. (Building Materials)	76	4,001
Apollo Commercial Real Estate Finance, Inc. (REIT)	152	2,497
Apollo Education Group, Inc.*—Class A (Commercial Services)	228	2,937
Apollo Residential Mortgage, Inc. (REIT)	95	1,396
Applied Industrial Technologies, Inc. (Machinery-Diversified)	95	3,766
Applied Micro Circuits Corp.* (Semiconductors)	247	1,667
Approach Resources, Inc.* (Oil & Gas)	152	1,041
Aratana Therapeutics, Inc.* (Pharmaceuticals)	95	1,436
ARC Document Solutions, Inc.* (Commercial Services)	152	1,157
ArcBest Corp. (Transportation)	76	2,417
Arena Pharmaceuticals, Inc.* (Biotechnology)	627	2,909
Ares Commercial Real Estate Corp. (REIT)	95	1,082
Argo Group International Holdings, Ltd. (Insurance)	76	4,233
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	418	3,457
Arlington Asset Investment Corp.—Class A (Investment Companies)	76	1,487
Armada Hoffler Properties, Inc. (REIT)	95	949
ARMOUR Residential REIT, Inc. (REIT)	931	2,616
Array BioPharma, Inc.* (Pharmaceuticals)	361	2,603
Arrowhead Research Corp.* (Commercial Services)	190	1,359
Asbury Automotive Group, Inc.* (Retail)	57	5,165
Ascena Retail Group, Inc.* (Retail)	342	5,696
Ashford Hospitality Prime, Inc. (REIT)	76	1,142
Ashford Hospitality Trust, Inc. (REIT)	228	1,929
Aspen Technology, Inc.* (Software)	190	8,655
Associated Estates Realty Corp. (REIT)	152	4,352
Astoria Financial Corp. (Savings & Loans)	228	3,144
Atlantic Power Corp. (Electric)	418	1,287
Atlas Air Worldwide Holdings, Inc.* (Transportation)	57	3,133
AtriCure, Inc.* (Healthcare-Products)	76	1,873
Atwood Oceanics, Inc. (Oil & Gas)	152	4,019
AVG Technologies N.V.* (Software)	114	3,102
Avid Technology, Inc.* (Software)	95	1,267
Avista Corp. (Electric)	152	4,659
AVX Corp. (Electronics)	133	1,790
Axcelis Technologies, Inc.* (Semiconductors)	399	1,181
Axiall Corp. (Chemicals)	171	6,164
AZZ, Inc. (Miscellaneous Manufacturing)	57	2,953
B&G Foods, Inc.—Class A (Food)	133	3,794
Balchem Corp. (Chemicals)	76	4,235
Banc of California, Inc. (Savings & Loans)	114	1,568
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Multi-National)	76	2,446
BancorpSouth, Inc. (Banks)	228	5,873
Bank Mutual Corp. (Savings & Loans)	171	1,312
Bank of the Ozarks, Inc. (Banks)	171	7,823
Bankrate, Inc.* (Internet)	190	1,993
Barnes & Noble, Inc.* (Retail)	133	3,453
Barnes Group, Inc. (Miscellaneous Manufacturing)	133	5,186
Basic Energy Services, Inc.* (Oil & Gas Services)	152	1,148
Bazaarvoice, Inc.* (Internet)	209	1,231
BBCN Bancorp, Inc. (Banks)	209	3,091
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	114	3,787
Beazer Homes USA, Inc.* (Home Builders)	76	1,516
bebe Stores, Inc. (Retail)	285	570
Belden, Inc. (Electrical Components & Equipment)	95	7,716
Belmond, Ltd.* (Lodging)	247	3,085
Benchmark Electronics, Inc.* (Electronics)	133	2,897
Beneficial Bancorp, Inc.* (Savings & Loans)	209	2,610
Berkshire Hills Bancorp, Inc. (Savings & Loans)	76	2,164
Berry Plastics Group, Inc.* (Packaging & Containers)	266	8,618
BGC Partners, Inc.—Class A (Diversified Financial Services)	456	3,990
Big Lots, Inc. (Retail)	133	5,984
Bill Barrett Corp.* (Oil & Gas)	171	1,469
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	190	2,837
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	152	1,210
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	57	2,351
BioScrip, Inc.* (Pharmaceuticals)	285	1,035
BioTelemetry, Inc.* (Healthcare-Products)	114	1,075
BioTime, Inc.* (Biotechnology)	228	828
Black Diamond, Inc.* (Leisure Time)	95	878
Black Hills Corp. (Electric)	114	4,976
Blackbaud, Inc. (Software)	114	6,492
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	133	5,480
Bloomin’ Brands, Inc. (Retail)	285	6,085
Blount International, Inc.* (Miscellaneous Manufacturing)	152	1,660
Blucora, Inc.* (Internet)	114	1,841
Blue Hills Bancorp, Inc.* (Banks)	95	1,330
BNC Bancorp (Banks)	76	1,469
Bob Evans Farms, Inc. (Retail)	57	2,910
Boingo Wireless, Inc.* (Internet)	133	1,099
Boise Cascade Co.* (Building Materials)	95	3,485
Bonanza Creek Energy, Inc.* (Oil & Gas)	133	2,427
Boston Private Financial Holdings, Inc. (Banks)	209	2,803
Bottomline Technologies, Inc.* (Software)	114	3,170
Boulder Brands, Inc.* (Food)	190	1,319
Boyd Gaming Corp.* (Lodging)	209	3,125
Brady Corp.—Class A (Electronics)	114	2,820
Briggs & Stratton Corp. (Machinery-Diversified)	114	2,196

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 19

Common Stocks, continued

	Shares	Value
Bright Horizons Family Solutions, Inc.* (Commercial Services)	95	$5,491
Brightcove, Inc.* (Software)	133	912
Bristow Group, Inc. (Oil & Gas Services)	76	4,051
BroadSoft, Inc.* (Software)	76	2,627
Brookline Bancorp, Inc. (Savings & Loans)	190	2,145
Brooks Automation, Inc. (Semiconductors)	190	2,176
Builders FirstSource, Inc.* (Building Materials)	133	1,708
Burlington Stores, Inc.* (Retail)	171	8,755
C&J Energy Services, Ltd.* (Oil & Gas Services)	152	2,006
Cabot Microelectronics Corp.* (Semiconductors)	57	2,685
CACI International, Inc.*—Class A (Computers)	57	4,611
Caesars Acquisition Co.*—Class A (Investment Companies)	171	1,176
Caesars Entertainment Corp.* (Lodging)	190	1,163
CalAmp Corp.* (Telecommunications)	95	1,735
Caleres, Inc. (Retail)	114	3,623
Calgon Carbon Corp. (Chemicals)	133	2,578
California Water Service Group (Water)	133	3,039
Calix, Inc.* (Telecommunications)	152	1,157
Callaway Golf Co. (Leisure Time)	228	2,038
Callidus Software, Inc.* (Software)	152	2,368
Callon Petroleum Co.* (Oil & Gas)	209	1,739
Cal-Maine Foods, Inc. (Food)	76	3,967
Cambrex Corp.* (Biotechnology)	76	3,339
Campus Crest Communities, Inc. (REIT)	228	1,263
Cantel Medical Corp. (Healthcare-Products)	76	4,079
Capital Bank Financial Corp.*—Class A (Banks)	57	1,657
Capital Senior Living Corp.* (Healthcare-Services)	76	1,862
Capitol Federal Financial, Inc. (Savings & Loans)	342	4,118
Capstead Mortgage Corp. (REIT)	247	2,742
Cardinal Financial Corp. (Banks)	95	2,070
Cardiovascular Systems, Inc.* (Healthcare-Products)	76	2,010
Cardtronics, Inc.* (Commercial Services)	114	4,224
Career Education Corp.* (Commercial Services)	285	941
CareTrust REIT, Inc. (REIT)	114	1,444
Carmike Cinemas, Inc.* (Entertainment)	76	2,017
Carpenter Technology Corp. (Iron/Steel)	114	4,410
Carrizo Oil & Gas, Inc.* (Oil & Gas)	114	5,613
Carrols Restaurant Group, Inc.* (Retail)	114	1,186
Cascade Bancorp* (Banks)	152	787
Casella Waste Systems, Inc.*—Class A (Environmental Control)	171	959
Casey’s General Stores, Inc. (Retail)	95	9,095
Cash America International, Inc. (Retail)	76	1,990
Castle Brands, Inc.* (Beverages)	456	634
Castlight Health, Inc.*—Class B (Software)	133	1,083
Catalent, Inc.* (Pharmaceuticals)	190	5,573
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	285	1,177
CatchMark Timber Trust, Inc.—Class A (REIT)	133	1,539
Cathay General Bancorp (Banks)	190	6,166
Cavium, Inc.* (Semiconductors)	133	9,151
CBIZ, Inc.* (Commercial Services)	152	1,465
CEB, Inc. (Commercial Services)	76	6,617
Cedar Realty Trust, Inc. (REIT)	247	1,581
Celadon Group, Inc. (Transportation)	76	1,572
Celldex Therapeutics, Inc.* (Biotechnology)	228	5,750
Cempra, Inc.* (Pharmaceuticals)	76	2,611
CenterState Banks, Inc. (Banks)	133	1,797
Central European Media Enterprises, Ltd.*—Class A (Media)	380	828
Central Garden & Pet Co.*—Class A (Household Products/Wares)	133	1,518
Central Pacific Financial Corp. (Banks)	76	1,805
Century Aluminum Co.* (Mining)	152	1,585
Cepheid, Inc.* (Healthcare-Products)	171	10,456
Cerus Corp.* (Healthcare-Products)	304	1,578
Chambers Street Properties (REIT)	570	4,532
Chart Industries, Inc.* (Machinery-Diversified)	76	2,717
Chatham Lodging Trust (REIT)	95	2,515
Checkpoint Systems, Inc. (Electronics)	133	1,354
Chegg, Inc.* (Internet)	228	1,788
Chemical Financial Corp. (Banks)	95	3,141
ChemoCentryx, Inc.* (Biotechnology)	114	938
Chemtura Corp.* (Chemicals)	171	4,840
Chesapeake Lodging Trust (REIT)	152	4,633
Chico’s FAS, Inc. (Retail)	342	5,687
Chimerix, Inc.* (Pharmaceuticals)	95	4,389
Christopher & Banks Corp.* (Retail)	190	762
Ciber, Inc.* (Computers)	304	1,049
Ciena Corp.* (Telecommunications)	285	6,749
Cimpress N.V.* (Commercial Services)	76	6,396
Cincinnati Bell, Inc.* (Telecommunications)	570	2,177
Cirrus Logic, Inc.* (Semiconductors)	152	5,173
Citizens, Inc.* (Insurance)	171	1,276
Civeo Corp. (Commercial Services)	380	1,167
CLARCOR, Inc. (Miscellaneous Manufacturing)	114	7,094
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	228	1,281
Cleco Corp. (Electric)	133	7,162
Cliffs Natural Resources, Inc. (Iron/Steel)	437	1,892
Clifton Bancorp, Inc. (Savings & Loans)	95	1,329
Cloud Peak Energy, Inc.* (Coal)	228	1,062
Clovis Oncology, Inc.* (Pharmaceuticals)	57	5,009
ClubCorp Holdings, Inc. (Leisure Time)	114	2,722
CNO Financial Group, Inc. (Insurance)	456	8,368
CoBiz Financial, Inc. (Banks)	114	1,490
Coeur Mining, Inc.* (Mining)	380	2,170
Cogent Communications Holdings, Inc. (Internet)	114	3,858
Coherent, Inc.* (Electronics)	57	3,618
Coherus Biosciences, Inc.* (Biotechnology)	76	2,196
Cohu, Inc. (Semiconductors)	95	1,257
Colony Capital, Inc. (REIT)	266	6,025
Columbia Banking System, Inc. (Banks)	133	4,328
Columbia Sportswear Co. (Apparel)	76	4,595
Comfort Systems USA, Inc. (Engineering & Construction)	95	2,180
Commercial Metals Co. (Iron/Steel)	285	4,582
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	133	959
Community Bank System, Inc. (Banks)	95	3,588
CommVault Systems, Inc.* (Software)	114	4,835
comScore, Inc.* (Internet)	76	4,047
Comverse, Inc.* (Telecommunications)	76	1,526
CONMED Corp. (Healthcare-Products)	76	4,429
ConnectOne BanCorp, Inc. (Banks)	95	2,045
Conn’s, Inc.* (Retail)	76	3,017
Consolidated Communications Holdings, Inc. (Telecommunications)	133	2,795
Constant Contact, Inc.* (Software)	95	2,732
Continental Building Products, Inc.* (Building Products)	95	2,013
Convergys Corp. (Computers)	228	5,812
Con-way, Inc. (Transportation)	133	5,102
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	133	4,499
Corcept Therapeutics, Inc.* (Pharmaceuticals)	209	1,256

See accompanying notes to financial statements.

20 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	57	$3,377
Corenergy Infrastructure Trust (REIT)	171	1,081
CoreSite Realty Corp. (REIT)	57	2,590
Corindus Vascular Robotics, Inc.*—Class I (Internet)	152	534
CorMedix, Inc.* (Biotechnology)	171	663
Cornerstone OnDemand, Inc.* (Software)	133	4,628
Coupons.com, Inc.* (Internet)	171	1,845
Cousins Properties, Inc. (REIT)	513	5,325
Cowen Group, Inc.*—Class A (Diversified Financial Services)	323	2,067
Crawford & Co. (Insurance)	114	961
Cray, Inc.* (Computers)	95	2,803
Crocs, Inc.* (Apparel)	209	3,074
Cross Country Healthcare, Inc.* (Commercial Services)	114	1,446
Crown Media Holdings, Inc.* (Media)	171	773
CryoLife, Inc. (Healthcare-Products)	95	1,072
CSG Systems International, Inc. (Software)	95	3,008
CTI BioPharma Corp.* (Biotechnology)	570	1,112
CTS Corp. (Electronics)	95	1,831
CubeSmart (REIT)	380	8,801
Cumulus Media, Inc.*—Class A (Media)	532	1,080
Curis, Inc.* (Biotechnology)	399	1,321
Curtiss-Wright Corp. (Aerospace/Defense)	114	8,257
Customers Bancorp, Inc.* (Banks)	76	2,044
CVB Financial Corp. (Banks)	266	4,683
Cvent, Inc.* (Software)	76	1,959
Cyan, Inc.* (Telecommunications)	152	796
Cyberonics, Inc.* (Healthcare-Products)	57	3,389
Cynosure, Inc.*—Class A (Healthcare-Products)	57	2,199
CyrusOne, Inc. (REIT)	133	3,917
CYS Investments, Inc. (REIT)	399	3,084
Cytokinetics, Inc.* (Biotechnology)	152	1,021
CytRx Corp.* (Biotechnology)	247	919
Daktronics, Inc. (Home Furnishings)	114	1,352
Dana Holding Corp. (Auto Parts & Equipment)	380	7,821
Darling Ingredients, Inc.* (Food)	399	5,849
Dave & Buster’s Entertainment, Inc.* (Entertainment)	57	2,057
DCT Industrial Trust, Inc. (REIT)	209	6,571
Dealertrack Technologies, Inc.* (Software)	133	8,351
Dean Foods Co. (Food)	228	3,687
Deckers Outdoor Corp.* (Apparel)	76	5,470
Del Frisco’s Restaurant Group, Inc.* (Retail)	76	1,416
Delek US Holdings, Inc. (Oil & Gas)	133	4,897
Deluxe Corp. (Commercial Services)	114	7,067
Demandware, Inc.* (Software)	76	5,402
Denny’s Corp.* (Retail)	228	2,647
Depomed, Inc.* (Pharmaceuticals)	152	3,262
Destination XL Group, Inc.* (Retail)	171	857
DeVry Education Group, Inc. (Commercial Services)	152	4,557
DHI Group, Inc.* (Internet)	152	1,351
DHT Holdings, Inc. (Transportation)	266	2,067
Diamond Foods, Inc.* (Food)	76	2,385
Diamond Resorts International, Inc.* (Lodging)	114	3,597
DiamondRock Hospitality Co. (REIT)	475	6,085
Diebold, Inc. (Computers)	152	5,320
Digi International, Inc.* (Software)	95	907
Digital Turbine, Inc.* (Software)	247	746
DigitalGlobe, Inc.* (Telecommunications)	171	4,751
Dime Community Bancshares, Inc. (Savings & Loans)	95	1,609
Diodes, Inc.* (Semiconductors)	95	2,290
Diplomat Pharmacy, Inc.* (Pharmaceuticals)	95	4,251
Dorian LPG, Ltd.* (Transportation)	76	1,268
Dorman Products, Inc.* (Auto Parts & Equipment)	76	3,622
Dot Hill Systems Corp.* (Computers)	209	1,279
Douglas Dynamics, Inc. (Auto Parts & Equipment)	76	1,632
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	190	5,012
Drew Industries, Inc. (Building Materials)	57	3,307
DSP Group, Inc.* (Semiconductors)	95	981
DuPont Fabros Technology, Inc. (REIT)	152	4,476
Durect Corp.* (Pharmaceuticals)	437	1,044
Dyax Corp.* (Pharmaceuticals)	342	9,063
Dycom Industries, Inc.* (Engineering & Construction)	76	4,473
Dynavax Technologies Corp.* (Biotechnology)	76	1,780
Dynegy, Inc.* (Electric)	285	8,337
Dynex Capital, Inc. (REIT)	171	1,303
Eagle Bancorp, Inc.* (Banks)	76	3,341
Eagle Bulk Shipping, Inc.* (Transportation)	114	795
EarthLink Holdings Corp. (Telecommunications)	285	2,135
EastGroup Properties, Inc. (REIT)	76	4,273
Ebix, Inc. (Software)	76	2,478
Echo Global Logistics, Inc.* (Transportation)	76	2,482
Eclipse Resources Corp.* (Oil & Gas)	190	999
Education Realty Trust, Inc. (REIT)	114	3,575
El Paso Electric Co. (Electric)	95	3,293
Eldorado Resorts, Inc.* (Entertainment)	133	1,040
Electronics for Imaging, Inc.* (Computers)	114	4,960
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	95	1,355
Ellie Mae, Inc.* (Diversified Financial Services)	76	5,304
EMCOR Group, Inc. (Engineering & Construction)	152	7,262
EMCORE Corp.* (Telecommunications)	133	801
Emergent BioSolutions, Inc.* (Biotechnology)	76	2,504
Employers Holdings, Inc. (Insurance)	95	2,164
Encore Capital Group, Inc.* (Diversified Financial Services)	76	3,248
Endocyte, Inc.* (Biotechnology)	171	887
Endologix, Inc.* (Healthcare-Products)	171	2,623
Endurance International Group Holdings, Inc.* (Internet)	152	3,140
Energy Fuels, Inc.* (Mining)	152	676
Energy XXI, Ltd. (Oil & Gas)	361	949
EnerNOC, Inc.* (Electric)	95	922
EnerSys (Electrical Components & Equipment)	95	6,678
Ennis, Inc. (Commercial Services)	76	1,413
Enova International, Inc.* (Diversified Financial Services)	76	1,420
Enphase Energy, Inc.* (Electrical Components & Equipment)	114	868
EnPro Industries, Inc. (Miscellaneous Manufacturing)	57	3,262
Entegris, Inc.* (Semiconductors)	342	4,983
Entercom Communications Corp.*—Class A (Media)	95	1,085
Entravision Communications Corp.—Class A (Media)	190	1,564
Envestnet, Inc.* (Software)	95	3,841
EPAM Systems, Inc.* (Computers)	114	8,119
Epiq Systems, Inc. (Software)	95	1,604
Epizyme, Inc.* (Biotechnology)	76	1,824
EPR Properties (REIT)	133	7,286

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 21

Common Stocks, continued

	Shares	Value
Equity One, Inc. (REIT)	171	$3,991
Eros International PLC* (Entertainment)	76	1,909
ESCO Technologies, Inc. (Electronics)	76	2,843
Essendant, Inc. (Distribution/Wholesale)	95	3,729
Essent Group, Ltd.* (Insurance)	133	3,637
Esterline Technologies Corp.* (Aerospace/Defense)	76	7,246
Ethan Allen Interiors, Inc. (Home Furnishings)	76	2,002
Euronet Worldwide, Inc.* (Commercial Services)	114	7,033
EverBank Financial Corp. (Savings & Loans)	228	4,479
Evercore Partners, Inc.—Class A (Diversified Financial Services)	76	4,101
EVERTEC, Inc. (Commercial Services)	171	3,632
EVINE Live, Inc.* (Advertising)	266	716
Evolution Petroleum Corp. (Oil & Gas)	114	751
Exact Sciences Corp.* (Biotechnology)	209	6,216
ExamWorks Group, Inc.* (Commercial Services)	95	3,715
Exar Corp.* (Semiconductors)	133	1,301
Excel Trust, Inc. (REIT)	171	2,697
EXCO Resources, Inc. (Oil & Gas)	684	807
Exelixis, Inc.* (Biotechnology)	551	2,072
ExlService Holdings, Inc.* (Computers)	95	3,285
Exponent, Inc. (Engineering & Construction)	76	3,403
Express, Inc.* (Retail)	209	3,785
Exterran Holdings, Inc. (Oil & Gas Services)	171	5,582
Extreme Networks, Inc.* (Telecommunications)	380	1,022
EZCORP, Inc.*—Class A (Retail)	171	1,271
F.N.B. Corp. (Banks)	418	5,986
Fabrinet* (Miscellaneous Manufacturing)	95	1,779
Fair Isaac Corp. (Software)	76	6,899
Fairchild Semiconductor International, Inc.* (Semiconductors)	285	4,953
FCB Financial Holdings, Inc.*—Class A (Banks)	76	2,417
Federal Signal Corp. (Miscellaneous Manufacturing)	171	2,550
Federal-Mogul Holdings Corp.* (Auto Parts & Equipment)	114	1,294
FEI Co. (Electronics)	95	7,878
FelCor Lodging Trust, Inc. (REIT)	361	3,567
Ferro Corp.* (Chemicals)	190	3,188
Fibrocell Science, Inc.* (Biotechnology)	133	701
FibroGen, Inc.* (Pharmaceuticals)	133	3,126
Fiesta Restaurant Group, Inc.* (Retail)	76	3,800
Financial Engines, Inc. (Diversified Financial Services)	133	5,650
Finisar Corp.* (Telecommunications)	247	4,413
First American Financial Corp. (Insurance)	247	9,190
First BanCorp.* (Banks)	323	1,557
First Busey Corp. (Banks)	228	1,498
First Cash Financial Services, Inc.* (Retail)	76	3,465
First Commonwealth Financial Corp. (Banks)	247	2,369
First Financial Bancorp (Banks)	152	2,727
First Financial Bankshares, Inc. (Banks)	152	5,265
First Industrial Realty Trust, Inc. (REIT)	266	4,982
First Merchants Corp. (Banks)	95	2,347
First Midwest Bancorp, Inc. (Banks)	190	3,604
First Potomac Realty Trust (REIT)	171	1,761
FirstMerit Corp. (Banks)	380	7,915
Five Below, Inc.* (Retail)	133	5,257
Five Star Quality Care, Inc.* (Healthcare-Services)	190	912
Five9, Inc.* (Software)	133	696
Fleetmatics Group PLC* (Computers)	95	4,449
Flotek Industries, Inc.* (Oil & Gas Services)	152	1,905
Fluidigm Corp.* (Electronics)	76	1,839
Flushing Financial Corp. (Savings & Loans)	95	1,996
FMSA Holdings, Inc.* (Oil & Gas Services)	190	1,556
FNFV Group* (Diversified Financial Services)	209	3,214
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	95	974
Forestar Group, Inc.* (Real Estate)	114	1,500
FormFactor, Inc.* (Semiconductors)	171	1,573
Forum Energy Technologies, Inc.* (Oil & Gas Services)	152	3,083
Forward Air Corp. (Transportation)	76	3,972
Francesca’s Holdings Corp.* (Retail)	133	1,792
Franklin Electric Co., Inc. (Hand/Machine Tools)	114	3,686
Franklin Street Properties Corp. (REIT)	228	2,579
Fred’s, Inc.—Class A (Retail)	114	2,199
Fresh Del Monte Produce, Inc. (Food)	76	2,938
Frontline, Ltd.* (Transportation)	399	974
FTI Consulting, Inc.* (Commercial Services)	95	3,918
FuelCell Energy, Inc.* (Energy-Alternate Sources)	1,045	1,021
Fulton Financial Corp. (Banks)	418	5,459
Furmanite Corp.* (Metal Fabricate/Hardware)	133	1,080
FutureFuel Corp. (Energy-Alternate Sources)	95	1,223
GAIN Capital Holdings, Inc. (Diversified Financial Services)	114	1,090
Galena Biopharma, Inc.* (Biotechnology)	608	1,034
GasLog, Ltd. (Transportation)	114	2,274
Gastar Exploration, Inc.* (Oil & Gas)	323	998
Generac Holdings, Inc.* (Electrical Components & Equipment)	171	6,797
General Cable Corp. (Electrical Components & Equipment)	133	2,624
General Communication, Inc.*—Class A (Telecommunications)	95	1,616
Genesco, Inc.* (Retail)	57	3,764
Genesis Healthcare, Inc.* (Healthcare-Services)	152	1,003
GenMark Diagnostics, Inc.* (Healthcare-Products)	133	1,205
Gentherm, Inc.* (Auto Parts & Equipment)	95	5,216
Geron Corp.* (Biotechnology)	456	1,952
Getty Realty Corp. (REIT)	76	1,243
Gibraltar Industries, Inc.* (Building Materials)	95	1,935
Gigamon, Inc.* (Telecommunications)	76	2,507
G-III Apparel Group, Ltd.* (Apparel)	95	6,683
Glacier Bancorp, Inc. (Banks)	190	5,590
Global Cash Access Holdings, Inc.* (Commercial Services)	209	1,618
Global Eagle Entertainment, Inc.* (Internet)	133	1,732
Globalstar, Inc.* (Telecommunications)	1,254	2,646
Globe Specialty Metals, Inc. (Mining)	171	3,027
Globus Medical, Inc.*—Class A (Healthcare-Products)	171	4,390
Glu Mobile, Inc.* (Software)	342	2,124
Gogo, Inc.* (Telecommunications)	152	3,257
Golden Ocean Group, Ltd. (Transportation)	266	1,024
Government Properties Income Trust (REIT)	171	3,172
GrafTech International, Ltd.* (Electrical Components & Equipment)	361	1,791
Gramercy Property Trust, Inc. (REIT)	152	3,552
Grand Canyon Education, Inc.* (Commercial Services)	114	4,834
Granite Construction, Inc. (Engineering & Construction)	95	3,373
Gray Television, Inc.* (Media)	171	2,681
Great Lakes Dredge & Dock Corp.* (Commercial Services)	209	1,246

See accompanying notes to financial statements.

22 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares		Value
Great Western Bancorp, Inc. (Banks)	114		$2,749
Greatbatch, Inc.* (Healthcare-Products)	57		3,073
Green Dot Corp.*—Class A (Commercial Services)	114		2,180
Green Plains, Inc. (Energy-Alternate Sources)	95		2,617
Greenhill & Co., Inc. (Diversified Financial Services)	76		3,141
Greenlight Capital Re, Ltd.*—Class A (Insurance)	76		2,217
Greif, Inc.—Class A (Packaging & Containers)	76		2,725
Griffon Corp. (Building Materials)	95		1,512
Group 1 Automotive, Inc. (Retail)	57		5,177
GrubHub, Inc.* (Internet)	171		5,825
GSI Group, Inc.* (Electronics)	114		1,713
GTT Communications, Inc.* (Telecommunications)	76		1,814
GUESS?, Inc. (Retail)	152		2,914
Guidewire Software, Inc.* (Software)	171		9,051
GulfMark Offshore, Inc.—Class A (Oil & Gas Services)	95		1,102
H&E Equipment Services, Inc. (Distribution/Wholesale)	95		1,897
H.B. Fuller Co. (Chemicals)	114		4,631
Haemonetics Corp.* (Healthcare-Products)	133		5,501
Halcon Resources Corp.* (Oil & Gas)	1,159		1,344
Halozyme Therapeutics, Inc.* (Biotechnology)	247		5,577
Halyard Health, Inc.* (Healthcare-Products)	114		4,618
Hampton Roads Bankshares, Inc.* (Banks)	304		632
Hancock Holding Co. (Banks)	190		6,063
Hanger, Inc.* (Healthcare-Products)	95		2,227
Hanmi Financial Corp. (Banks)	95		2,360
Hannon Armstrong Sustainable I (Diversified Financial Services)	95		1,905
Harmonic, Inc.* (Telecommunications)	266		1,817
Harsco Corp. (Miscellaneous Manufacturing)	209		3,449
Harte-Hanks, Inc. (Advertising)	171		1,019
Harvard Apparatus Regenerative Technology, Inc.* (Healthcare-Products)	—	(a)	—	(b)
Harvard Bioscience, Inc.* (Biotechnology)	152		866
Hatteras Financial Corp. (REIT)	247		4,026
Hawaiian Holdings, Inc.* (Airlines)	133		3,160
Headwaters, Inc.* (Building Materials)	190		3,462
Healthcare Realty Trust, Inc. (REIT)	247		5,745
Healthcare Services Group, Inc. (Commercial Services)	171		5,651
HealthEquity, Inc.* (Commercial Services)	95		3,045
HealthSouth Corp. (Healthcare-Services)	209		9,627
HealthStream, Inc.* (Internet)	76		2,312
Healthways, Inc.* (Healthcare-Services)	114		1,366
Heartland Express, Inc. (Transportation)	133		2,691
Heartland Payment Systems, Inc. (Commercial Services)	95		5,135
Hecla Mining Co. (Mining)	969		2,548
HEICO Corp.—Class A (Aerospace/Defense)	95		4,823
Helen of Troy, Ltd.* (Household Products/Wares)	76		7,409
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	266		3,360
Heritage Financial Corp. (Banks)	95		1,698
Heritage Insurance Holdings, Inc.* (Insurance)	76		1,747
Heritage Oaks Bancorp (Banks)	114		897
Herman Miller, Inc. (Office Furnishings)	152		4,397
Heron Therapeutics, Inc.* (Biotechnology)	76		2,368
Hersha Hospitality Trust (REIT)	137		3,513
HFF, Inc.—Class A (Real Estate)	95		3,964
Hibbett Sports, Inc.* (Retail)	57		2,655
Highwoods Properties, Inc. (REIT)	209		8,350
Hill International, Inc.* (Engineering & Construction)	171		899
Hillenbrand, Inc. (Miscellaneous Manufacturing)	152		4,666
Hilltop Holdings, Inc.* (Banks)	190		4,577
HMS Holdings Corp.* (Commercial Services)	228		3,915
HNI Corp. (Office Furnishings)	114		5,832
Home BancShares, Inc. (Banks)	133		4,862
HomeStreet, Inc.* (Diversified Financial Services)	76		1,734
Horace Mann Educators Corp. (Insurance)	95		3,456
Hornbeck Offshore Services, Inc.* (Transportation)	95		1,950
Horsehead Holding Corp.* (Mining)	380		4,454
Houghton Mifflin Harcourt Co.* (Media)	323		8,140
Hovnanian Enterprises, Inc.*—Class A (Home Builders)	437		1,162
HRG Group, Inc.* (Holding Companies-Diversified)	209		2,717
HSN, Inc. (Retail)	76		5,334
Hub Group, Inc.*—Class A (Transportation)	95		3,832
Hudson Pacific Properties, Inc. (REIT)	171		4,850
Huron Consulting Group, Inc.* (Commercial Services)	57		3,995
IBERIABANK Corp. (Banks)	95		6,482
Iconix Brand Group, Inc.* (Apparel)	114		2,847
IDACORP, Inc. (Electric)	114		6,400
Idera Pharmaceuticals, Inc.* (Biotechnology)	323		1,198
iGATE Corp.* (Computers)	95		4,531
IGI Laboratories, Inc.* (Pharmaceuticals)	171		1,077
II-VI, Inc.* (Electronics)	133		2,524
Imation Corp.* (Computers)	190		771
IMAX Corp.* (Electrical Components & Equipment)	152		6,121
Immersion Corp.* (Computers)	95		1,204
ImmunoGen, Inc.* (Biotechnology)	228		3,279
Immunomedics, Inc.* (Biotechnology)	323		1,311
Impax Laboratories, Inc.* (Pharmaceuticals)	171		7,852
Imperva, Inc.* (Software)	57		3,859
inContact, Inc.* (Software)	171		1,688
Independence Realty Trust, Inc. (REIT)	114		858
Independent Bank Corp. (Banks)	76		3,564
Independent Bank Corp./MI (Banks)	76		1,031
Infinera Corp.* (Telecommunications)	304		6,378
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	152		1,664
Infoblox, Inc.* (Software)	133		3,486
InfraREIT, Inc. (REIT)	57		1,617
Inland Real Estate Corp. (REIT)	247		2,327
InnerWorkings, Inc.* (Software)	152		1,014
Innospec, Inc. (Chemicals)	57		2,567
Inovio Pharmaceuticals, Inc.* (Biotechnology)	209		1,705
Inphi Corp.* (Semiconductors)	95		2,172
Insight Enterprises, Inc.* (Computers)	95		2,841
Insmed, Inc.* (Biotechnology)	152		3,712
Insulet Corp.* (Healthcare-Products)	133		4,121
Insys Therapeutics, Inc.* (Biotechnology)	57		2,047
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	57		3,840
Integrated Device Technology, Inc.* (Semiconductors)	342		7,421
Integrated Silicon Solution, Inc. (Semiconductors)	95		2,103
Inteliquent, Inc. (Telecommunications)	95		1,748
Intelsat S.A.* (Telecommunications)	114		1,131

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 23

Common Stocks, continued

	Shares	Value
InterDigital, Inc. (Telecommunications)	95	$5,405
Interface, Inc. (Office Furnishings)	171	4,284
Internap Corp.* (Internet)	171	1,582
International Bancshares Corp. (Banks)	133	3,574
International Speedway Corp.—Class A (Entertainment)	76	2,787
Intersil Corp.—Class A (Semiconductors)	323	4,041
Interval Leisure Group, Inc. (Lodging)	114	2,605
Intralinks Holdings, Inc.* (Internet)	133	1,584
Intrepid Potash, Inc.* (Chemicals)	171	2,042
Invacare Corp. (Healthcare-Products)	95	2,055
InvenSense, Inc.* (Semiconductors)	190	2,870
Invesco Mortgage Capital, Inc. (REIT)	304	4,353
Investment Technology Group, Inc. (Diversified Financial Services)	95	2,356
Investors Bancorp, Inc. (Savings & Loans)	798	9,815
Investors Real Estate Trust (REIT)	342	2,442
InVivo Therapeutics Holdings Corp.* (Healthcare-Products)	76	1,227
ION Geophysical Corp.* (Oil & Gas Services)	703	752
Iridium Communications, Inc.* (Telecommunications)	228	2,073
iRobot Corp.* (Home Furnishings)	76	2,423
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	323	3,895
Isle of Capri Casinos, Inc.* (Entertainment)	76	1,379
iStar Financial, Inc.* (REIT)	228	3,037
Itron, Inc.* (Electronics)	95	3,272
Ixia* (Telecommunications)	171	2,127
IXYS Corp. (Semiconductors)	76	1,163
j2 Global, Inc. (Internet)	114	7,744
Jack in the Box, Inc. (Retail)	95	8,376
Janus Capital Group, Inc. (Diversified Financial Services)	342	5,855
Jive Software, Inc.* (Software)	190	998
John Bean Technologies Corp. (Miscellaneous Manufacturing)	76	2,857
Jones Energy, Inc.*—Class A (Oil & Gas Services)	114	1,032
Journal Media Group, Inc. (Media)	114	945
K12, Inc.* (Commercial Services)	114	1,442
Kaman Corp.—Class A (Aerospace/Defense)	76	3,187
KapStone Paper & Packaging Corp. (Packaging & Containers)	209	4,832
Karyopharm Therapeutics, Inc.* (Biotechnology)	76	2,068
KB Home (Home Builders)	209	3,469
KCG Holdings, Inc.*—Class A (Diversified Financial Services)	133	1,640
Kearny Financial Corp. of Maryland* (Banks)	247	2,757
Kelly Services, Inc.—Class A (Commercial Services)	95	1,458
Kemper Corp. (Insurance)	114	4,395
Kennedy-Wilson Holdings, Inc. (Real Estate)	228	5,607
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	266	2,655
Key Energy Services, Inc.* (Oil & Gas Services)	532	958
Kforce, Inc. (Commercial Services)	76	1,738
Kimball Electronics, Inc.* (Electronics)	95	1,386
Kimball International, Inc.—Class B (Office Furnishings)	114	1,386
Kindred Healthcare, Inc. (Healthcare-Services)	209	4,241
Kite Pharma, Inc.* (Biotechnology)	76	4,634
Kite Realty Group Trust (REIT)	209	5,114
KLX, Inc.* (Aerospace/Defense)	133	5,869
Knight Transportation, Inc. (Transportation)	152	4,064
Knoll, Inc. (Office Furnishings)	133	3,329
Knowles Corp.* (Electronics)	209	3,784
Kopin Corp.* (Semiconductors)	266	918
Korn/Ferry International (Commercial Services)	114	3,964
Kraton Performance Polymers, Inc.* (Chemicals)	95	2,269
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	171	1,077
Krispy Kreme Doughnuts, Inc.* (Retail)	171	3,293
KYTHERA Biopharmaceuticals, Inc.* (Biotechnology)	57	4,293
La Quinta Holdings, Inc.* (Lodging)	228	5,209
Ladder Capital Corp. (Real Estate)	114	1,978
Ladenburg Thalmann Financial Services, Inc.* (Diversified Financial Services)	361	1,264
Lakeland Bancorp, Inc. (Banks)	114	1,355
Landec Corp.* (Chemicals)	95	1,371
Lannett Co., Inc.* (Pharmaceuticals)	57	3,388
LaSalle Hotel Properties (REIT)	266	9,433
Lattice Semiconductor Corp.* (Semiconductors)	323	1,902
La-Z-Boy, Inc. (Home Furnishings)	133	3,503
LDR Holding Corp.* (Healthcare-Products)	57	2,465
LegacyTexas Financial Group, Inc. (Banks)	114	3,443
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	152	1,224
Lexington Realty Trust (REIT)	494	4,189
Libbey, Inc. (Housewares)	57	2,356
Liberty TripAdvisor Holdings, Inc.*—Class A (Leisure Time)	171	5,510
LifeLock, Inc.* (Commercial Services)	228	3,739
Limelight Networks, Inc.* (Internet)	247	973
Lion Biotechnologies, Inc.* (Biotechnology)	152	1,394
Lionbridge Technologies, Inc.* (Internet)	209	1,290
Liquidity Services, Inc.* (Internet)	95	915
Lithia Motors, Inc.—Class A (Retail)	57	6,450
Littelfuse, Inc. (Electrical Components & Equipment)	57	5,409
LivePerson, Inc.* (Computers)	171	1,678
LogMeIn, Inc.* (Telecommunications)	57	3,676
Louisiana-Pacific Corp.* (Building Materials)	342	5,824
LTC Properties, Inc. (REIT)	95	3,952
Lumber Liquidators Holdings, Inc.* (Retail)	76	1,574
Luminex Corp.* (Healthcare-Products)	114	1,968
Lumos Networks Corp. (Telecommunications)	76	1,124
M.D.C. Holdings, Inc. (Home Builders)	95	2,847
M/I Homes, Inc.* (Home Builders)	76	1,875
Mack-Cali Realty Corp. (REIT)	228	4,202
MA-COM Technology Solutions Holdings, Inc.* (Semiconductors)	57	2,180
MacroGenics, Inc.* (Biotechnology)	76	2,886
Magellan Health, Inc.* (Healthcare-Services)	57	3,994
Magnum Hunter Resources Corp.* (Oil & Gas)	722	1,350
Maiden Holdings, Ltd. (Insurance)	133	2,099
Manhattan Associates, Inc.* (Computers)	171	10,201
MannKind Corp.* (Pharmaceuticals)	627	3,568
ManTech International Corp.—Class A (Software)	76	2,204
Marchex, Inc.—Class B (Advertising)	171	846
Marin Software, Inc.* (Advertising)	133	896
MarineMax, Inc.* (Retail)	76	1,787
MarketAxess Holdings, Inc. (Diversified Financial Services)	95	8,814
Marketo, Inc.* (Internet)	95	2,666
Marriott Vacations Worldwide Corp. (Entertainment)	57	5,230
Marten Transport, Ltd. (Transportation)	76	1,649

See accompanying notes to financial statements.

24 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Martha Stewart Living Omnimedi, Inc.*—Class A (Media)	152	$948
Masimo Corp.* (Healthcare-Products)	114	4,416
Masonite International Corp.* (Building Materials)	76	5,327
MasTec, Inc.* (Engineering & Construction)	171	3,398
Matador Resources Co.* (Oil & Gas)	171	4,275
Matrix Service Co.* (Oil & Gas Services)	76	1,389
Matson, Inc. (Transportation)	114	4,793
Matthews International Corp.—Class A (Commercial Services)	76	4,039
Mattson Technology, Inc.* (Semiconductors)	304	1,018
MAXIMUS, Inc. (Computers)	152	9,991
MaxLinear, Inc.*—Class A (Semiconductors)	152	1,839
MB Financial, Inc. (Banks)	171	5,889
MBIA, Inc.* (Insurance)	399	2,398
McDermott International, Inc.* (Oil & Gas Services)	608	3,247
McGrath RentCorp (Commercial Services)	76	2,313
MDC Partners, Inc.—Class A (Advertising)	114	2,246
Meadowbrook Insurance Group, Inc. (Insurance)	171	1,471
MedAssets, Inc.* (Software)	152	3,353
Media General, Inc.* (Media)	228	3,767
Medical Properties Trust, Inc. (REIT)	494	6,476
Medidata Solutions, Inc.* (Software)	133	7,225
Mentor Graphics Corp. (Computers)	228	6,026
Mercury Systems, Inc.* (Computers)	114	1,669
Meredith Corp. (Media)	95	4,954
Merge Healthcare, Inc.* (Software)	247	1,186
Meridian Bancorp, Inc.* (Banks)	152	2,038
Meridian Bioscience, Inc. (Healthcare-Products)	114	2,125
Merit Medical Systems, Inc.* (Healthcare-Products)	114	2,456
Meritage Homes Corp.* (Home Builders)	95	4,474
Meritor, Inc.* (Auto Parts & Equipment)	247	3,241
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	285	3,524
Methode Electronics, Inc. (Electronics)	95	2,608
MGE Energy, Inc. (Electric)	95	3,679
MGIC Investment Corp.* (Insurance)	779	8,864
Micrel, Inc. (Semiconductors)	133	1,849
Microsemi Corp.* (Semiconductors)	228	7,969
Millennial Media, Inc.* (Advertising)	513	831
MiMedx Group, Inc.* (Healthcare-Products)	285	3,303
Minerals Technologies, Inc. (Chemicals)	76	5,177
MKS Instruments, Inc. (Semiconductors)	133	5,046
Mobile Mini, Inc. (Storage/Warehousing)	114	4,793
MobileIron, Inc.* (Software)	152	898
Modine Manufacturing Co.* (Auto Parts & Equipment)	152	1,631
ModusLink Global Solutions, Inc.* (Internet)	209	711
Molina Healthcare, Inc.* (Healthcare-Services)	76	5,343
Momenta Pharmaceuticals, Inc.* (Biotechnology)	152	3,467
MoneyGram International, Inc.* (Commercial Services)	114	1,048
Monmouth Real Estate Investment Corp.— Class A (REIT)	171	1,662
Monogram Residential Trust, Inc. (REIT)	418	3,770
Monolithic Power Systems, Inc. (Semiconductors)	95	4,817
Monotype Imaging Holdings, Inc. (Software)	114	2,749
Monro Muffler Brake, Inc. (Commercial Services)	76	4,724
Monster Worldwide, Inc.* (Commercial Services)	266	1,740
Montpelier Re Holdings, Ltd. (Insurance)	95	3,753
Moog, Inc.*—Class A (Aerospace/Defense)	95	6,715
Morgans Hotel Group Co.* (Lodging)	133	896
MRC Global, Inc.* (Oil & Gas Services)	247	3,813
MSA Safety, Inc. (Environmental Control)	76	3,687
Mueller Industries, Inc. (Metal Fabricate/Hardware)	133	4,618
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	399	3,631
Myers Industries, Inc. (Miscellaneous Manufacturing)	76	1,444
Myriad Genetics, Inc.* (Biotechnology)	171	5,812
Nanometrics, Inc.* (Semiconductors)	76	1,225
National Bank Holdings Corp. (Holding Companies-Diversified)	95	1,979
National CineMedia, Inc. (Entertainment)	171	2,729
National General Holdings Corp. (Insurance)	95	1,979
National Health Investors, Inc. (REIT)	95	5,919
National Penn Bancshares, Inc. (Banks)	342	3,858
National Storage Affiliates (REIT)	95	1,178
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	114	1,915
Natus Medical, Inc.* (Healthcare-Products)	76	3,235
Nautilus, Inc.* (Leisure Time)	95	2,044
Navidea Biopharmaceuticals, Inc.* (Healthcare-Products)	627	1,009
Navigant Consulting, Inc.* (Commercial Services)	133	1,978
Navios Maritime Acquisition Corp. (Transportation)	304	1,091
Navios Maritime Holdings, Inc. (Transportation)	304	1,131
Navistar International Corp.* (Auto Manufacturers)	133	3,009
NBT Bancorp, Inc. (Banks)	114	2,983
NCI Building Systems, Inc.* (Building Materials)	95	1,432
Nektar Therapeutics* (Pharmaceuticals)	323	4,041
Nelnet, Inc.—Class A (Diversified Financial Services)	57	2,469
Neogen Corp.* (Pharmaceuticals)	95	4,507
NeoGenomics, Inc.* (Biotechnology)	209	1,131
NeoPhotonics Corp.* (Telecommunications)	114	1,041
NETGEAR, Inc.* (Telecommunications)	95	2,852
NetScout Systems, Inc.* (Computers)	95	3,484
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	190	9,074
NeuStar, Inc.*—Class A (Telecommunications)	133	3,885
New Jersey Resources Corp. (Gas)	209	5,758
New Media Investment Group, Inc. (Internet)	114	2,044
New Residential Investment Corp. (REIT)	456	6,949
New Senior Investment Group, Inc. (REIT)	171	2,286
New York Mortgage Trust, Inc. (REIT)	304	2,274
New York REIT, Inc. (REIT)	399	3,970
NewBridge Bancorp (Banks)	133	1,188
Newpark Resources, Inc.* (Oil & Gas Services)	247	2,008
Newport Corp.* (Electronics)	114	2,161
NewStar Financial, Inc.* (Diversified Financial Services)	95	1,045
Nexstar Broadcasting Group, Inc.—Class A (Media)	76	4,256
NIC, Inc. (Internet)	171	3,126
Nimble Storage, Inc.* (Computers)	133	3,732
NMI Holdings, Inc.*—Class A (Insurance)	171	1,371
Nobilis Health Corp.* (Healthcare-Services)	133	904
Nordic American Tankers, Ltd. (Transportation)	228	3,244

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 25

Common Stocks, continued

	Shares	Value
North Atlantic Drilling, Ltd. (Oil & Gas)	551	$656
Northern Oil & Gas, Inc.* (Oil & Gas)	209	1,415
Northfield Bancorp, Inc. (Savings & Loans)	133	2,002
Northwest Bancshares, Inc. (Savings & Loans)	247	3,167
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	152	1,509
Northwest Natural Gas Co. (Gas)	76	3,206
NorthWestern Corp. (Electric)	114	5,558
Novatel Wireless, Inc.* (Telecommunications)	209	679
Novavax, Inc.* (Biotechnology)	627	6,985
NRG Yield, Inc.—Class A (Electric)	95	2,089
NRG Yield, Inc.—Class C (Electric)	95	2,080
Nutrisystem, Inc. (Commercial Services)	76	1,891
NuVasive, Inc.* (Healthcare-Products)	114	5,401
NxStage Medical, Inc.* (Healthcare-Products)	171	2,443
Oasis Petroleum, Inc.* (Oil & Gas)	342	5,420
Ocata Therapeutics, Inc.* (Biotechnology)	171	901
Oclaro, Inc.* (Telecommunications)	399	902
Ocwen Financial Corp.* (Diversified Financial Services)	285	2,907
OFG Bancorp (Banks)	133	1,419
Oil States International, Inc.* (Oil & Gas Services)	133	4,951
Old National Bancorp (Banks)	285	4,121
Old Second Bancorp, Inc.* (Banks)	133	878
Olin Corp. (Chemicals)	190	5,120
OM Asset Management PLC (Capital Markets)	76	1,352
OM Group, Inc. (Chemicals)	76	2,554
Omeros Corp.* (Biotechnology)	95	1,709
Omnicell, Inc.* (Software)	95	3,582
OmniVision Technologies, Inc.* (Semiconductors)	152	3,982
OMNOVA Solutions, Inc.* (Chemicals)	152	1,138
On Assignment, Inc.* (Commercial Services)	133	5,223
Oncothyreon, Inc.* (Biotechnology)	342	1,279
ONE Gas, Inc. (Gas)	133	5,660
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	76	1,103
Ophthotech Corp.* (Biotechnology)	57	2,967
OPOWER, Inc.* (Software)	95	1,093
OraSure Technologies, Inc.* (Healthcare-Products)	209	1,127
ORBCOMM, Inc.* (Telecommunications)	190	1,283
Orbitz Worldwide, Inc.* (Internet)	285	3,255
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	323	1,599
Organovo Holdings, Inc.* (Biotechnology)	285	1,074
Orion Marine Group, Inc.* (Engineering & Construction)	133	960
Oritani Financial Corp. (Savings & Loans)	133	2,135
Ormat Technologies, Inc. (Electric)	95	3,580
Otter Tail Corp. (Electric)	95	2,527
OvaScience, Inc.* (Biotechnology)	57	1,649
Owens & Minor, Inc. (Pharmaceuticals)	152	5,168
P.H. Glatfelter Co. (Forest Products & Paper)	114	2,507
Pacific Biosciences of California, Inc.* (Biotechnology)	228	1,313
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	95	980
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	95	6,718
Papa John’s International, Inc. (Retail)	76	5,746
PAREXEL International Corp.* (Commercial Services)	133	8,553
Park Sterling Corp. (Banks)	171	1,231
Parker Drilling Co.* (Oil & Gas)	399	1,325
Parkway Properties, Inc. (REIT)	209	3,645
Parsley Energy, Inc.*—Class A (Oil & Gas)	209	3,641
Party City Holdco, Inc.* (Retail)	76	1,541
Pattern Energy Group, Inc. (Energy-Alternate Sources)	133	3,775
Paycom Software, Inc.* (Software)	76	2,595
PDC Energy, Inc.* (Oil & Gas)	95	5,096
PDF Solutions, Inc.* (Software)	95	1,520
PDL BioPharma, Inc. (Biotechnology)	437	2,810
Peabody Energy Corp. (Coal)	798	1,748
Pebblebrook Hotel Trust (REIT)	171	7,332
Pegasystems, Inc. (Software)	95	2,175
Pendrell Corp.* (Commercial Services)	684	937
Penn National Gaming, Inc.* (Entertainment)	209	3,835
Penn Virginia Corp.* (Oil & Gas)	266	1,165
Pennsylvania Real Estate Investment Trust (REIT)	171	3,649
PennyMac Mortgage Investment Trust (REIT)	190	3,312
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	760	996
Perficient, Inc.* (Internet)	95	1,828
Performance Sports Group, Ltd.* (Leisure Time)	133	2,394
Pericom Semiconductor Corp. (Semiconductors)	76	999
Pernix Therapeutics Holdings I* (Pharmaceuticals)	190	1,125
PGT, Inc.* (Building Materials)	133	1,930
PharMerica Corp.* (Pharmaceuticals)	76	2,531
PHH Corp.* (Diversified Financial Services)	133	3,462
Photronics, Inc.* (Semiconductors)	190	1,807
Physicians Realty Trust (REIT)	190	2,918
PICO Holdings, Inc.* (Water)	76	1,119
Piedmont Natural Gas Co., Inc. (Gas)	190	6,708
Pier 1 Imports, Inc. (Retail)	228	2,880
Pinnacle Entertainment, Inc.* (Entertainment)	152	5,667
Pinnacle Financial Partners, Inc. (Banks)	95	5,165
Pioneer Energy Services Corp.* (Oil & Gas Services)	209	1,325
Plantronics, Inc. (Telecommunications)	95	5,349
Plexus Corp.* (Electronics)	76	3,335
Plug Power, Inc.* (Energy-Alternate Sources)	551	1,350
PMC-Sierra, Inc.* (Semiconductors)	437	3,741
PNM Resources, Inc. (Electric)	190	4,674
Polycom, Inc.* (Telecommunications)	342	3,912
PolyOne Corp. (Chemicals)	209	8,186
Polypore International, Inc.* (Miscellaneous Manufacturing)	114	6,825
Pool Corp. (Distribution/Wholesale)	95	6,667
Popeyes Louisiana Kitchen, Inc.* (Retail)	57	3,419
Portland General Electric Co. (Electric)	190	6,300
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	114	5,193
Post Holdings, Inc.* (Food)	133	7,173
Potbelly Corp.* (Retail)	76	931
Potlatch Corp. (REIT)	95	3,355
Power Integrations, Inc. (Semiconductors)	76	3,434
PowerSecure International, Inc.* (Electrical Components & Equipment)	76	1,122
POZEN, Inc.* (Pharmaceuticals)	114	1,175
PRA Group, Inc.* (Diversified Financial Services)	114	7,103
Preferred Apartment Communities, Inc.— Class A (REIT)	95	945
Premiere Global Services, Inc.* (Telecommunications)	152	1,564
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	133	6,150
Primerica, Inc. (Insurance)	114	5,209
Primoris Services Corp. (Pipelines)	114	2,257
PrivateBancorp, Inc. (Banks)	190	7,566
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	228	1,701

See accompanying notes to financial statements.

26 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Progress Software Corp.* (Software)	133	$3,658
Proofpoint, Inc.* (Software)	95	6,049
PROS Holdings, Inc.* (Software)	76	1,604
Prosperity Bancshares, Inc. (Banks)	152	8,776
Prothena Corp. PLC* (Biotechnology)	76	4,003
Proto Labs, Inc.* (Miscellaneous Manufacturing)	57	3,846
Provident Financial Services, Inc. (Savings & Loans)	171	3,247
PTC Therapeutics, Inc.* (Biotechnology)	76	3,658
Qlik Technologies, Inc.* (Software)	209	7,307
QLogic Corp.* (Semiconductors)	228	3,235
QTS Realty Trust, Inc.—Class A (REIT)	57	2,078
Quad/Graphics, Inc. (Commercial Services)	95	1,758
Quality Distribution, Inc.* (Transportation)	95	1,469
Quality Systems, Inc. (Software)	133	2,204
Qualys, Inc.* (Computers)	57	2,300
Quanex Building Products Corp. (Building Materials)	95	2,036
Quantum Corp.* (Computers)	741	1,245
Quidel Corp.* (Healthcare-Products)	76	1,744
QuinStreet, Inc.* (Internet)	152	980
Radian Group, Inc. (Insurance)	437	8,198
Radiant Logistics, Inc.* (Airlines)	114	833
Radius Health, Inc.* (Pharmaceuticals)	76	5,145
RadNet, Inc.* (Healthcare-Services)	152	1,017
RAIT Financial Trust (REIT)	247	1,509
Rally Software Development Corp.* (Software)	76	1,478
Rambus, Inc.* (Semiconductors)	285	4,130
Ramco-Gershenson Properties Trust (REIT)	209	3,411
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	209	3,300
Raven Industries, Inc. (Miscellaneous Manufacturing)	95	1,931
Rayonier Advanced Materials, Inc. (Chemicals)	114	1,854
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	57	4,090
RCS Capital Corp.*—Class A (Capital Markets)	171	1,310
Real Industry, Inc.* (Investment Companies)	95	1,078
RealD, Inc.* (Computers)	133	1,640
RealNetworks, Inc.* (Internet)	133	720
RealPage, Inc.* (Software)	133	2,536
Redwood Trust, Inc. (REIT)	209	3,281
Regis Corp.* (Retail)	114	1,797
Regulus Therapeutics, Inc.* (Biotechnology)	114	1,249
Relypsa, Inc.* (Pharmaceuticals)	76	2,515
Remy International, Inc. (Auto Parts & Equipment)	76	1,680
Renasant Corp. (Banks)	76	2,478
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	133	1,537
Rent-A-Center, Inc. (Commercial Services)	133	3,771
Rentech, Inc.* (Chemicals)	893	956
Repligen Corp.* (Biotechnology)	76	3,137
Republic Airways Holdings, Inc.* (Airlines)	152	1,395
Resource Capital Corp. (REIT)	399	1,544
Resources Connection, Inc. (Commercial Services)	114	1,834
Restoration Hardware Holdings, Inc.* (Retail)	76	7,420
Retail Opportunity Investments Corp. (REIT)	228	3,561
RetailMeNot, Inc.* (Internet)	114	2,033
Retrophin, Inc.* (Biotechnology)	95	3,149
Rex Energy Corp.* (Oil & Gas)	190	1,062
Rexford Industrial Realty, Inc. (REIT)	152	2,216
Rexnord Corp.* (Metal Fabricate/Hardware)	247	5,906
Rigel Pharmaceuticals, Inc.* (Biotechnology)	323	1,037
RingCentral, Inc.*—Class A (Internet)	133	2,459
RLI Corp. (Insurance)	95	4,882
RLJ Lodging Trust (REIT)	304	9,053
Roadrunner Transportation Systems, Inc.* (Transportation)	76	1,961
Rocket Fuel, Inc.* (Advertising)	114	935
Rockwell Medical, Inc.* (Healthcare-Products)	133	2,144
Rofin-Sinar Technologies, Inc.* (Electronics)	76	2,098
Rosetta Resources, Inc.* (Oil & Gas)	190	4,397
Rouse Properties, Inc. (REIT)	114	1,864
Rovi Corp.* (Semiconductors)	228	3,637
RPX Corp.* (Commercial Services)	152	2,569
RSP Permian, Inc.* (Oil & Gas)	133	3,739
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	76	2,396
RTI Surgical, Inc.* (Biotechnology)	190	1,227
Ruby Tuesday, Inc.* (Retail)	209	1,310
Ruckus Wireless, Inc.* (Telecommunications)	209	2,161
Rudolph Technologies, Inc.* (Semiconductors)	114	1,369
Rush Enterprises, Inc.*—Class A (Retail)	95	2,490
Ruth’s Hospitality Group, Inc. (Retail)	114	1,838
Ryman Hospitality Properties, Inc. (REIT)	95	5,045
S&T Bancorp, Inc. (Banks)	95	2,811
Sabra Health Care REIT, Inc. (REIT)	152	3,912
Safe Bulkers, Inc. (Transportation)	209	673
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	76	1,848
Saia, Inc.* (Transportation)	76	2,986
Sanchez Energy Corp.* (Oil & Gas)	152	1,490
Sanderson Farms, Inc. (Food)	57	4,284
SandRidge Energy, Inc.* (Oil & Gas)	1,406	1,233
Sandy Spring Bancorp, Inc. (Banks)	76	2,126
Sangamo BioSciences, Inc.* (Biotechnology)	190	2,107
Sanmina Corp.* (Electronics)	209	4,214
Sapiens International Corp. N.V. (Software)	95	986
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	114	3,469
ScanSource, Inc.* (Distribution/Wholesale)	76	2,893
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	76	1,328
Scholastic Corp. (Media)	76	3,354
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	76	3,031
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	152	1,493
Science Applications International Corp. (Computers)	114	6,024
Scientific Games Corp.*—Class A (Entertainment)	133	2,067
SciQuest, Inc.* (Software)	95	1,407
Scorpio Bulkers, Inc.* (Transportation)	665	1,084
Scorpio Tankers, Inc. (Transportation)	437	4,409
SeaChange International, Inc.* (Software)	133	932
Seacoast Banking Corp. of Florida* (Banks)	76	1,201
SeaWorld Entertainment, Inc. (Entertainment)	171	3,153
Select Comfort Corp.* (Home Furnishings)	133	3,999
Select Income REIT (REIT)	152	3,137
Select Medical Holdings Corp. (Healthcare-Services)	266	4,310
Selective Insurance Group, Inc. (Insurance)	133	3,731
SemGroup Corp.—Class A (Pipelines)	95	7,551
Semtech Corp.* (Semiconductors)	171	3,394
Senomyx, Inc.* (Food)	190	1,018
Sensient Technologies Corp. (Chemicals)	114	7,790
Sequenom, Inc.* (Biotechnology)	399	1,213
Sequential Brands Group, Inc.* (Apparel)	76	1,162
ServiceSource International, Inc.* (Commercial Services)	209	1,143
ServisFirst Bancshares, Inc. (Banks)	57	2,141

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 27

Common Stocks, continued

	Shares	Value
Seventy Seven Energy, Inc.* (Oil & Gas)	209	$897
SFX Entertainment, Inc.* (Commercial Services)	209	938
Shenandoah Telecommunications Co. (Telecommunications)	76	2,601
Ship Finance International, Ltd. (Transportation)	152	2,481
ShoreTel, Inc.* (Telecommunications)	209	1,417
Shutterfly, Inc.* (Internet)	95	4,542
Sigma Designs, Inc.* (Semiconductors)	114	1,360
Silicon Graphics International Corp.* (Computers)	152	983
Silicon Laboratories, Inc.* (Semiconductors)	95	5,131
Silver Bay Realty Trust Corp. (REIT)	114	1,857
Silver Spring Networks, Inc.* (Computers)	114	1,415
Simmons First National Corp.—Class A (Banks)	76	3,548
Simpson Manufacturing Co., Inc. (Building Materials)	114	3,876
Sinclair Broadcast Group, Inc.—Class A (Media)	152	4,242
Skullcandy, Inc.* (Electronics)	114	874
SkyWest, Inc. (Airlines)	133	2,001
Smart & Final Stores, Inc.* (Food)	76	1,358
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	152	2,522
Snyder’s-Lance, Inc. (Food)	114	3,679
Solazyme, Inc.* (Energy-Alternate Sources)	304	955
Sonic Automotive, Inc.—Class A (Retail)	95	2,264
Sonic Corp. (Retail)	133	3,830
Sonus Networks, Inc.* (Telecommunications)	171	1,183
Sorrento Therapeutics, Inc.* (Biotechnology)	95	1,674
Sotheby’s—Class A (Commercial Services)	152	6,875
South Jersey Industries, Inc. (Gas)	171	4,229
South State Corp. (Banks)	57	4,331
Southside Bancshares, Inc. (Banks)	76	2,221
Southwest Gas Corp. (Gas)	114	6,066
Sovran Self Storage, Inc. (REIT)	76	6,605
SpartanNash Co. (Food)	95	3,091
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	209	1,430
STAAR Surgical Co.* (Healthcare-Products)	133	1,285
STAG Industrial, Inc. (REIT)	171	3,420
Stage Stores, Inc. (Retail)	95	1,665
Standard Pacific Corp.* (Home Builders)	380	3,386
Starwood Waypoint Residential Trust (REIT)	95	2,257
State Bank Financial Corp. (Banks)	95	2,062
State National Cos., Inc. (Insurance)	114	1,235
Steelcase, Inc.—Class A (Office Furnishings)	209	3,952
Stein Mart, Inc. (Retail)	114	1,194
STERIS Corp. (Healthcare-Products)	133	8,571
Sterling Bancorp (Savings & Loans)	228	3,352
Steven Madden, Ltd.* (Apparel)	133	5,690
Stewart Information Services Corp. (Insurance)	57	2,269
Stifel Financial Corp.* (Diversified Financial Services)	152	8,776
Stillwater Mining Co.* (Mining)	304	3,523
Stone Energy Corp.* (Oil & Gas)	152	1,914
Stoneridge, Inc.* (Electronics)	95	1,112
STORE Capital Corp. (REIT)	95	1,910
Stratasys, Ltd.* (Computers)	133	4,646
Strategic Hotels & Resorts, Inc.* (REIT)	646	7,830
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	76	1,249
Summit Hotel Properties, Inc. (REIT)	228	2,966
Summit Materials, Inc.*—Class A (Building Materials)	76	1,938
Sun Communities, Inc. (REIT)	114	7,049
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	57	2,172
SunCoke Energy, Inc. (Coal)	171	2,223
Sunstone Hotel Investors, Inc. (REIT)	494	7,415
Super Micro Computer, Inc.* (Computers)	95	2,810
Superior Industries International, Inc. (Auto Parts & Equipment)	76	1,392
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	95	1,613
SUPERVALU, Inc.* (Food)	627	5,072
Susquehanna Bancshares, Inc. (Banks)	437	6,170
Swift Transportation Co.* (Transportation)	209	4,738
Sykes Enterprises, Inc.* (Computers)	95	2,304
Symetra Financial Corp. (Insurance)	190	4,592
Synaptics, Inc.* (Computers)	95	8,240
Synchronoss Technologies, Inc.* (Software)	95	4,344
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	266	2,208
Synergy Resources Corp.* (Oil & Gas)	266	3,040
SYNNEX Corp. (Software)	76	5,562
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	380	847
Syntel, Inc.* (Computers)	76	3,608
Take-Two Interactive Software, Inc.* (Software)	209	5,762
TAL International Group, Inc. (Trucking & Leasing)	95	3,002
Talen Energy Corp.* (Electric)	209	3,587
Talmer Bancorp, Inc.—Class A (Banks)	152	2,546
Tangoe, Inc.* (Software)	114	1,434
TASER International, Inc.* (Electronics)	133	4,430
Taylor Morrison Home Corp.*—Class A (Home Builders)	95	1,934
Team Health Holdings, Inc.* (Commercial Services)	171	11,170
Tech Data Corp.* (Electronics)	95	5,468
Teekay Tankers, Ltd.—Class A (Transportation)	247	1,633
TeleCommunication Systems, Inc.*—Class A (Internet)	247	818
Teledyne Technologies, Inc.* (Aerospace/Defense)	76	8,019
Telenav, Inc.* (Telecommunications)	114	918
Tenneco, Inc.* (Auto Parts & Equipment)	133	7,639
Terreno Realty Corp. (REIT)	114	2,246
Tesaro, Inc.* (Biotechnology)	57	3,351
Tesco Corp. (Oil & Gas Services)	133	1,450
Tessera Technologies, Inc. (Semiconductors)	133	5,051
Tetra Tech, Inc. (Environmental Control)	152	3,898
TETRA Technologies, Inc.* (Oil & Gas Services)	247	1,576
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	95	4,507
Texas Capital Bancshares, Inc.* (Banks)	114	7,095
Texas Roadhouse, Inc.—Class A (Retail)	171	6,401
Textainer Group Holdings, Ltd. (Trucking & Leasing)	57	1,483
TG Therapeutics, Inc.* (Pharmaceuticals)	95	1,576
The Advisory Board Co.* (Commercial Services)	95	5,194
The Andersons, Inc. (Agriculture)	76	2,964
The Bancorp, Inc.* (Banks)	114	1,058
The Brink’s Co. (Commercial Services)	114	3,355
The Buckle, Inc. (Retail)	76	3,479
The Cato Corp.—Class A (Retail)	76	2,946
The Cheesecake Factory, Inc. (Retail)	114	6,217
The E.W. Scripps Co.—Class A (Media)	152	3,473
The Empire District Electric Co. (Electric)	114	2,485
The Ensign Group, Inc. (Healthcare-Services)	57	2,910
The Finish Line, Inc.—Class A (Retail)	114	3,171
The Fresh Market, Inc.* (Food)	114	3,664
The GEO Group, Inc. (REIT)	171	5,841

See accompanying notes to financial statements.

28 :: ProFund VP Small-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
The Greenbrier Cos., Inc. (Trucking & Leasing)	76	$3,560
The Hackett Group, Inc. (Commercial Services)	95	1,276
The KEYW Holding Corp.* (Computers)	114	1,062
The Laclede Group, Inc. (Gas)	95	4,946
The Medicines Co.* (Biotechnology)	152	4,349
The Men’s Wearhouse, Inc. (Retail)	114	7,304
The New York Times Co.—Class A (Media)	342	4,668
The Pep Boys-Manny, Moe & Jack* (Retail)	152	1,865
The Rubicon Project, Inc.* (Advertising)	76	1,137
The Ryland Group, Inc. (Home Builders)	114	5,286
The Spectranetics Corp.* (Healthcare-Products)	114	2,623
The St Joe Co.* (Real Estate)	171	2,656
TherapeuticsMD, Inc.* (Pharmaceuticals)	342	2,688
Theravance Biopharma, Inc.* (Biotechnology)	95	1,237
Theravance, Inc. (Biotechnology)	209	3,777
Thermon Group Holdings, Inc.* (Oil & Gas Services)	95	2,287
Third Point Reinsurance, Ltd.* (Insurance)	209	3,083
Thoratec Corp.* (Healthcare-Products)	133	5,928
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	247	998
Tidewater, Inc. (Transportation)	114	2,591
Tile Shop Holdings, Inc.* (Retail)	95	1,348
Time, Inc. (Media)	266	6,121
TimkenSteel Corp. (Metal Fabricate/Hardware)	95	2,564
Tiptree Financial, Inc.—Class A (Diversified Financial Services)	133	964
Titan International, Inc. (Auto Parts & Equipment)	133	1,428
TiVo, Inc.* (Home Furnishings)	247	2,505
Tornier N.V.* (Healthcare-Products)	95	2,374
TowneBank (Banks)	133	2,167
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	152	777
TransEnterix, Inc.* (Healthcare-Products)	228	684
Travelport Worldwide, Ltd. (Commercial Services)	266	3,665
Tredegar Corp. (Miscellaneous Manufacturing)	76	1,680
TreeHouse Foods, Inc.* (Food)	95	7,698
Trevena, Inc.* (Biotechnology)	133	833
Trex Co., Inc.* (Building Materials)	76	3,757
TRI Pointe Homes, Inc.* (Home Builders)	380	5,814
Triangle Petroleum Corp.* (Oil & Gas)	190	954
Tribune Publishing Co. (Media)	95	1,476
TriCo Bancshares (Banks)	76	1,828
TriMas Corp.* (Miscellaneous Manufacturing)	114	3,374
TriNet Group, Inc.* (Commercial Services)	114	2,890
Triple-S Management Corp.* (Healthcare-Services)	76	1,950
Tronox, Ltd. (Chemicals)	171	2,502
Trovagene, Inc.* (Biotechnology)	95	964
TrueBlue, Inc.* (Commercial Services)	114	3,409
TrueCar, Inc.* (Internet)	152	1,822
TrustCo Bank Corp. (Banks)	266	1,870
Trustmark Corp. (Banks)	171	4,272
TTM Technologies, Inc.* (Electronics)	171	1,708
Tuesday Morning Corp.* (Retail)	133	1,498
Tumi Holdings, Inc.* (Household Products/Wares)	152	3,119
Tutor Perini Corp.* (Engineering & Construction)	95	2,050
Tyler Technologies, Inc.* (Software)	76	9,833
U.S. Silica Holdings, Inc. (Mining)	133	3,905
Ubiquiti Networks, Inc. (Telecommunications)	76	2,426
UIL Holdings Corp. (Electric)	133	6,094
Ultra Clean Holdings, Inc.* (Semiconductors)	133	829
Ultra Petroleum Corp.* (Oil & Gas)	361	4,520
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	76	7,781
Ultratech, Inc.* (Semiconductors)	76	1,411
UMB Financial Corp. (Banks)	95	5,417
UMH Properties, Inc. (REIT)	95	931
Umpqua Holdings Corp. (Banks)	513	9,228
Unilife Corp.* (Healthcare-Products)	456	980
Union Bankshares Corp. (Banks)	114	2,649
Unisys Corp.* (Computers)	133	2,659
Unit Corp.* (Oil & Gas)	133	3,607
United Bankshares, Inc. (Banks)	171	6,879
United Community Banks, Inc. (Banks)	133	2,776
United Community Financial Corp. (Savings & Loans)	190	1,017
United Development Funding IV (REIT)	95	1,661
United Financial Bancorp, Inc. (Savings & Loans)	133	1,789
United Natural Foods, Inc.* (Food)	114	7,260
Universal American Corp.* (Healthcare-Services)	152	1,538
Universal Corp. (Agriculture)	57	3,267
Universal Display Corp.* (Electrical Components & Equipment)	95	4,914
Universal Insurance Holdings, Inc. (Insurance)	95	2,299
Uranium Energy Corp.* (Mining)	475	755
Urban Edge Properties (REIT)	209	4,345
Urstadt Biddle Properties, Inc.—Class A (REIT)	76	1,420
UTI Worldwide, Inc.* (Transportation)	247	2,468
Vail Resorts, Inc. (Entertainment)	76	8,299
Valley National Bancorp (Banks)	551	5,681
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	133	1,688
VASCO Data Security International, Inc.* (Internet)	76	2,294
Vector Group, Ltd. (Agriculture)	190	4,458
Veeco Instruments, Inc.* (Semiconductors)	95	2,730
Verastem, Inc.* (Biotechnology)	133	1,003
Verint Systems, Inc.* (Software)	133	8,079
Versartis, Inc.* (Biotechnology)	76	1,157
ViaSat, Inc.* (Telecommunications)	95	5,725
Violin Memory, Inc.* (Computers)	380	931
Virgin America, Inc.* (Airlines)	76	2,088
VirnetX Holding Corp.* (Internet)	209	878
Virtusa Corp.* (Computers)	76	3,906
Vishay Intertechnology, Inc. (Electronics)	342	3,995
Vitamin Shoppe, Inc.* (Retail)	76	2,833
VIVUS, Inc.* (Pharmaceuticals)	418	986
Vocera Communications, Inc.* (Computers)	95	1,088
Vonage Holdings Corp.* (Telecommunications)	494	2,426
W&T Offshore, Inc. (Oil & Gas)	152	833
Wabash National Corp.* (Auto Manufacturers)	190	2,383
WageWorks, Inc.* (Diversified Financial Services)	95	3,843
Walker & Dunlop, Inc.* (REIT)	76	2,032
Walter Investment Management Corp.* (Diversified Financial Services)	95	2,173
Washington Federal, Inc. (Savings & Loans)	228	5,324
Washington Real Estate Investment Trust (REIT)	171	4,437
Waterstone Financial, Inc. (Savings & Loans)	95	1,254
Watts Water Technologies, Inc.—Class A (Electronics)	76	3,941
Wausau Paper Corp. (Household Products/Wares)	133	1,221
Web.com Group, Inc.* (Internet)	114	2,761
WebMD Health Corp.* (Internet)	95	4,207
Webster Financial Corp. (Banks)	209	8,266
Weight Watchers International, Inc.* (Commercial Services)	152	737

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 29

Common Stocks, continued

	Shares	Value
WellCare Health Plans, Inc.* (Healthcare-Services)	95	$8,059
Werner Enterprises, Inc. (Transportation)	114	2,993
WesBanco, Inc. (Banks)	95	3,232
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	171	2,591
West Corp. (Telecommunications)	133	4,003
West Pharmaceutical Services, Inc. (Healthcare-Products)	171	9,931
Westamerica Bancorp (Banks)	57	2,887
Western Alliance Bancorp* (Banks)	190	6,414
Western Asset Mortgage Capital Corp. (REIT)	114	1,684
Western Refining, Inc. (Oil & Gas)	171	7,459
WGL Holdings, Inc. (Gas)	114	6,189
Whitestone REIT (REIT)	76	990
Wilshire Bancorp, Inc. (Banks)	190	2,400
Windstream Holdings, Inc. (Telecommunications)	285	1,818
Winnebago Industries, Inc. (Home Builders)	76	1,793
Wintrust Financial Corp. (Banks)	114	6,085
WisdomTree Investments, Inc. (Diversified Financial Services)	266	5,842
Wolverine World Wide, Inc. (Apparel)	247	7,034
Woodward, Inc. (Electronics)	152	8,359
World Wrestling Entertainment, Inc.—Class A (Media)	95	1,568
Worthington Industries, Inc. (Iron/Steel)	114	3,427
Wright Medical Group, Inc.* (Healthcare-Products)	133	3,493
WSFS Financial Corp. (Banks)	76	2,079
Xcerra Corp.* (Semiconductors)	171	1,294
Xencor, Inc.* (Pharmaceuticals)	76	1,670
Xenia Hotels & Resorts, Inc. (REIT)	266	5,783
XenoPort, Inc.* (Pharmaceuticals)	209	1,281
XO Group, Inc.* (Internet)	95	1,553
XOMA Corp.* (Biotechnology)	304	1,180
Xoom Corp.* (Commercial Services)	95	2,000
XPO Logistics, Inc.* (Transportation)	171	7,725
Yadkin Financial Corp.* (Banks)	76	1,592
YRC Worldwide, Inc.* (Transportation)	114	1,480
Zagg, Inc.* (Electronics)	114	903
Zeltiq Aesthetics, Inc.* (Healthcare-Products)	133	3,920
Zendesk, Inc.* (Software)	133	2,954
ZIOPHARM Oncology, Inc.* (Biotechnology)	171	2,052
Zix Corp.* (Internet)	342	1,768
Zoe’s Kitchen, Inc.* (Retail)	76	3,111
Zogenix, Inc.* (Pharmaceuticals)	627	1,053
ZS Pharma, Inc.* (Pharmaceuticals)	304	15,928
Zumiez, Inc.* (Retail)	152	4,048
TOTAL COMMON STOCKS (Cost $3,025,154)		4,142,915

Contingent Rights(NM)

Chelsea Therapeutics International, Ltd.*+(c) (Biotechnology)	493	—
Leap Wireless International, Inc.*+^(d) (Telecommunications)	390	983
Trius Therapeutics, Inc.*+(c) (Biotechnology)	238	—
TOTAL CONTINGENT RIGHTS (Cost $983)		983

Right (0.0%)

BioScrip, Inc.; expiring 7/27/15 at $100+* (Pharmaceuticals)	209	—
TOTAL RIGHT (Cost $—)		—

Warrant (0.0%)

Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	95	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(e)(f) (78.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $15,817,015	$15,817,000	$15,817,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,817,000)		15,817,000
TOTAL INVESTMENT SECURITIES (Cost $18,843,137)—99.5%		19,960,898
Net other assets (liabilities)—0.5%		103,684
NET ASSETS—100.0%		$20,064,582

+	These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represented 0.005% of the net assets of the Fund.
*	Non-income producing security
^	The Advisor has deemed this security to be illiquid.
(a)	Number of shares is less than 0.50
(b)	Amount is less than $0.50.
(c)	Rights entitle the Fund to cash based on certain commercial sales milestones.
(d)	Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.
(e)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(f)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $1,733,000.

See accompanying notes to financial statements.

30 :: ProFund VP Small-Cap :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	15	9/21/15	$1,874,250	$(16,075)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^		Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	7/27/15	0.05%		$5,898,696	$34,233
Russell 2000 Index	UBS AG	7/27/15	0.00	%+	8,201,112	47,607
					$14,099,808	$81,840

^	Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
+	Amount is less than 0.005%.

ProFund VP Small-Cap invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Advertising	$8,626	NM
Aerospace/Defense	51,354	0.3%
Agriculture	10,689	0.1%
Airlines	9,477	NM
Apparel	36,555	0.2%
Auto Manufacturers	5,392	NM
Auto Parts & Equipment	46,832	0.2%
Banks	317,134	1.7%
Beverages	634	NM
Biotechnology	185,018	1.0%
Building Materials	48,097	0.2%
Building Products	4,799	NM
Capital Markets	2,662	NM
Chemicals	75,668	0.5%
Coal	5,033	NM
Commercial Services	203,035	1.3%
Computers	132,676	0.6%
Cosmetics/Personal Care	1,355	NM
Distribution/Wholesale	22,350	0.1%
Diversified Financial Services	106,218	0.5%
Electric	88,547	0.5%
Electrical Components & Equipment	47,174	0.1%
Electronics	84,755	0.4%
Energy-Alternate Sources	14,739	0.1%
Engineering & Construction	30,158	0.1%
Entertainment	47,181	0.3%
Environmental Control	8,544	NM
Food	68,236	0.4%
Forest Products & Paper	5,538	NM
Gas	42,762	0.2%
Hand/Machine Tools	3,686	NM
Healthcare-Products	155,036	0.7%
Healthcare-Services	66,307	0.3%
Holding Companies-Diversified	4,696	NM
Home Builders	33,556	0.1%
Home Furnishings	15,784	NM
Household Products/Wares	15,629	NM
Housewares	2,356	NM
Insurance	107,203	0.5%
Internet	91,409	0.4%
Investment Companies	5,074	NM
Iron/Steel	17,551	0.1%
Leisure Time	15,586	0.1%
Lodging	19,680	0.1%
Machinery-Diversified	13,770	0.1%
Media	55,923	0.2%
Metal Fabricate/Hardware	26,457	0.1%
Mining	22,643	0.1%
Miscellaneous Manufacturing	60,588	0.3%
Multi-National	2,446	NM
Office Furnishings	23,180	0.1%
Oil & Gas	90,179	0.6%
Oil & Gas Services	48,581	0.2%
Packaging & Containers	16,175	0.1%
Pharmaceuticals	207,279	1.1%
Pipelines	9,808	NM
Real Estate	22,757	0.1%
REIT	384,908	2.0%
Retail	231,372	1.2%
Savings & Loans	59,576	0.3%
Semiconductors	149,516	0.8%
Software	216,279	1.1%
Storage/Warehousing	7,384	NM
Telecommunications	122,721	0.7%
Transportation	91,810	0.5%
Trucking & Leasing	8,045	NM
Water	7,710	NM
Other**	15,920,684	79.3%
Total	$20,064,582	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap :: 31

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$18,843,137
Securities, at value	4,143,898
Repurchase agreements, at value	15,817,000
Total Investment Securities, at value	19,960,898
Cash	755
Segregated cash balances with brokers	81,750
Segregated cash balances with custodian	938
Dividends and interest receivable	4,921
Unrealized gain on swap agreements	81,840
Receivable for capital shares issued	8,225
Variation margin on futures contracts	8,400
Prepaid expenses	229
TOTAL ASSETS	20,147,956

LIABILITIES:
Payable for investments purchased	1,028
Payable for capital shares redeemed	32,917
Advisory fees payable	10,830
Management services fees payable	1,444
Administration fees payable	528
Administrative services fees payable	11,669
Distribution fees payable	12,016
Transfer agency fees payable	1,513
Fund accounting fees payable	618
Compliance services fees payable	96
Other accrued expenses	10,715
TOTAL LIABILITIES	83,374
NET ASSETS	$20,064,582

NET ASSETS CONSIST OF:
Capital	$18,397,631
Accumulated net investment income (loss)	(124,611)
Accumulated net realized gains (losses) on investments	608,036
Net unrealized appreciation (depreciation) on investments	1,183,526
NET ASSETS	$20,064,582

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	613,573
Net Asset Value (offering and redemption price per share)	$32.70

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$27,165
Interest	2,255
Foreign tax withholding	(10)
TOTAL INVESTMENT INCOME	29,410

EXPENSES:
Advisory fees	67,713
Management services fees	9,028
Administration fees	2,987
Transfer agency fees	4,270
Administrative services fees	21,302
Distribution fees	22,571
Custody fees	1,992
Fund accounting fees	7,512
Trustee fees	208
Compliance services fees	96
Printing fees	8,277
Other fees	9,500
Total Gross Expenses before reductions	155,456
Expenses reduced and reimbursed by the Advisor	(3,778)
TOTAL NET EXPENSES	151,678
NET INVESTMENT INCOME (LOSS)	(122,268)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	262,985
Net realized gains (losses) on futures contracts	232,606
Net realized gains (losses) on swap agreements	222,226
Change in net unrealized appreciation/depreciation on investments	(31,024)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	686,793
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$564,525

See accompanying notes to financial statements.

32 :: ProFund VP Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(122,268)	$(155,207)
Net realized gains (losses) on investments	717,817	567,819
Change in net unrealized appreciation/depreciation on investments	(31,024)	(1,097,487)
Change in net assets resulting from operations	564,525	(684,875)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(440,866)	(2,284,608)
Change in net assets resulting from distributions	(440,866)	(2,284,608)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	20,817,178	42,485,154
Dividends reinvested	440,866	2,284,608
Value of shares redeemed	(16,249,062)	(51,350,519)
Change in net assets resulting from capital transactions	5,008,982	(6,580,757)
Change in net assets	5,132,641	(9,550,240)

NET ASSETS:
Beginning of period	14,931,941	24,482,181
End of period	$20,064,582	$14,931,941
Accumulated net investment income (loss)	$(124,611)	$(2,343)

SHARE TRANSACTIONS:
Issued	630,024	1,281,137
Reinvested	13,846	74,734
Redeemed	(494,629)	(1,506,457)
Change in shares	149,241	(150,586)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Small-Cap :: 33

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$32.16		$39.81	$29.76	$26.36	$27.94	$22.39

Investment Activities:
Net investment income (loss)(a)	(0.22)		(0.39)	(0.41)	(0.27)	(0.39)	(0.31)
Net realized and unrealized gains (losses) on investments	1.45		0.95 (b)	11.29	4.13	(1.19)	5.86
Total income (loss) from investment activities	1.23		0.56	10.88	3.86	(1.58)	5.55

Distributions to Shareholders From:
Net realized gains on investments	(0.69)		(8.21)	(0.83)	(0.46)	—	—

Net Asset Value, End of Period	$32.70		$32.16	$39.81	$29.76	$26.36	$27.94

Total Return	3.90	%(c)	2.48%	37.18%	14.75%	(5.65)%	24.79%

Ratios to Average Net Assets:
Gross expenses(d)	1.72%		1.80%	1.81%	1.98%	2.08%	2.05%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.35)%		(1.12)%	(1.17)%	(0.94)%	(1.40)%	(1.31)%

Supplemental Data:
Net assets, end of period (000’s)	$20,065		$14,932	$24,482	$14,917	$7,103	$9,078
Portfolio turnover rate(e)	16	%(c)	16%	31%	29%	202%	378%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

34 :: ProFund VP Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Dow 30 seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	20%
Information Technology	17%
Financials	17%
Consumer Discretionary	16%
Health Care	12%
Consumer Staples	7%
Energy	7%
Materials	2%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.07%, dated 6/30/15, due 7/1/15, total to be received $6,012,006	$6,012,000	$6,012,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,012,000)		6,012,000
TOTAL INVESTMENT SECURITIES (Cost $6,012,000)—99.9%		6,012,000
Net other assets (liabilities)—0.1%		3,146
NET ASSETS—100.0%		$6,015,146

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $1,029,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	7/27/15	0.75%	$160,426	$225
Dow Jones Industrial Average	UBS AG	7/27/15	0.50%	5,819,290	8,208
				$5,979,716	$8,433

^                       Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Dow 30 :: 35

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$6,012,000
Repurchase agreements, at value	6,012,000
Total Investment Securities, at value	6,012,000
Cash	424
Interest receivable	6
Unrealized gain on swap agreements	8,433
Prepaid expenses	61
TOTAL ASSETS	6,020,924

LIABILITIES:
Payable for capital shares redeemed	38
Advisory fees payable	1,496
Management services fees payable	200
Administration fees payable	65
Administrative services fees payable	539
Distribution fees payable	1,557
Transfer agency fees payable	208
Fund accounting fees payable	77
Compliance services fees payable	14
Other accrued expenses	1,584
TOTAL LIABILITIES	5,778
NET ASSETS	$6,015,146

NET ASSETS CONSIST OF:
Capital	$7,454,214
Accumulated net investment income (loss)	(25,638)
Accumulated net realized gains (losses) on investments	(1,421,863)
Net unrealized appreciation (depreciation) on investments	8,433
NET ASSETS	$6,015,146

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	180,175
Net Asset Value (offering and redemption price per share)	$33.39

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$556

EXPENSES:
Advisory fees	12,034
Management services fees	1,605
Administration fees	703
Transfer agency fees	1,004
Administrative services fees	1,482
Distribution fees	4,011
Custody fees	1,180
Fund accounting fees	872
Trustee fees	53
Compliance services fees	17
Other fees	2,070
Recoupment of prior expenses reduced by the Advisor	1,163
TOTAL NET EXPENSES	26,194
NET INVESTMENT INCOME (LOSS)	(25,638)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(357,569)
Change in net unrealized appreciation/depreciation on investments	36,129
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(321,440)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(347,078)

See accompanying notes to financial statements.

36 :: ProFund VP Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(25,638)	$(73,049)
Net realized gains (losses) on investments	(357,569)	28,571
Change in net unrealized appreciation/depreciation on investments	36,129	(31,478)
Change in net assets resulting from operations	(347,078)	(75,956)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(163,718)
Change in net assets resulting from distributions	—	(163,718)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	131,187,672	299,414,564
Dividends reinvested	—	163,718
Value of shares redeemed	(127,645,109)	(297,164,395)
Change in net assets resulting from capital transactions	3,542,563	2,413,887
Change in net assets	3,195,485	2,174,213

NET ASSETS:
Beginning of period	2,819,661	645,448
End of period	$6,015,146	$2,819,661
Accumulated net investment income (loss)	$(25,638)	$—

SHARE TRANSACTIONS:
Issued	3,848,826	8,682,442
Reinvested	—	5,131
Redeemed	(3,751,727)	(8,621,854)
Change in shares	97,099	65,719

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Dow 30 :: 37

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$33.94		$37.19	$29.71	$27.81	$26.78	$24.30

Investment Activities:
Net investment income (loss)(a)	(0.27)		(0.58)	(0.55)	(0.46)	(0.43)	(0.39)
Net realized and unrealized gains (losses) on investments	(0.28)		2.62 (b)	8.03	2.36 (b)	1.46	2.87
Total income (loss) from investment activities	(0.55)		2.04	7.48	1.90	1.03	2.48

Distributions to Shareholders From:
Net realized gains on investments	—		(5.29)	—	—	—	—

Net Asset Value, End of Period	$33.39		$33.94	$37.19	$29.71	$27.81	$26.78

Total Return	(1.65	)%(c)	6.38%	25.18%	6.83%	3.85%	10.21%

Ratios to Average Net Assets:
Gross expenses(d)	1.63%		1.68%	1.70%	1.78%	1.81%	1.73%
Net expenses(d)	1.63%		1.68%	1.68%	1.68%	1.62%	1.68%
Net investment income (loss)(d)	(1.60)%		(1.66)%	(1.64)%	(1.58)%	(1.59)%	(1.59)%

Supplemental Data:
Net assets, end of period (000’s)	$6,015		$2,820	$645	$7,962	$805	$257
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)                   Not annualized for periods less than one year.

(d)                  Annualized for periods less than one year.

(e)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

38 :: ProFund VP NASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP NASDAQ-100 seeks investment results, before fees and expenses, that correspond to the performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Futures Contracts	15%
Swap Agreements	41%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.3%
Microsoft Corp.	3.1%
Google, Inc.	2.9%
Amazon.com, Inc.	1.8%
Facebook, Inc.	1.7%

NASDAQ-100 Index — Composition

% of Index
Information Technology	55%
Consumer Discretionary	20%
Health Care	16%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (43.8%)

	Shares	Value
Activision Blizzard, Inc. (Software)	4,410	$106,766
Adobe Systems, Inc.* (Software)	3,060	247,890
Akamai Technologies, Inc.* (Software)	1,080	75,406
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,230	222,347
Altera Corp. (Semiconductors)	1,830	93,696
Amazon.com, Inc.* (Internet)	2,850	1,237,158
American Airlines Group, Inc. (Airlines)	4,230	168,925
Amgen, Inc. (Biotechnology)	4,620	709,262
Analog Devices, Inc. (Semiconductors)	1,920	123,235
Apple, Inc. (Computers)	35,100	4,402,417
Applied Materials, Inc. (Semiconductors)	7,500	144,150
Autodesk, Inc.* (Software)	1,380	69,104
Automatic Data Processing, Inc. (Commercial Services)	2,850	228,656
Avago Technologies, Ltd. (Semiconductors)	1,560	207,371
Baidu, Inc.*ADR (Internet)	1,680	334,454
Bed Bath & Beyond, Inc.* (Retail)	1,050	72,429
Biogen, Inc.* (Biotechnology)	1,440	581,674
Broadcom Corp.—Class A (Semiconductors)	3,360	173,006
C.H. Robinson Worldwide, Inc. (Transportation)	900	56,151
CA, Inc. (Software)	2,670	78,204
Catamaran Corp.* (Pharmaceuticals)	1,260	76,961
Celgene Corp.* (Biotechnology)	4,830	559,000
Cerner Corp.* (Software)	2,100	145,026
Charter Communications, Inc.*—Class A (Media)	690	118,163
Check Point Software Technologies, Ltd.* (Software)	1,110	88,301
Cisco Systems, Inc. (Telecommunications)	30,990	850,985
Citrix Systems, Inc.* (Software)	990	69,458
Cognizant Technology Solutions Corp.* (Computers)	3,720	227,255
Comcast Corp.—Class A (Media)	2,310	138,461
Comcast Corp.—Class A (Media)	12,930	777,611
Costco Wholesale Corp. (Retail)	2,670	360,610
DIRECTV*—Class A (Media)	3,060	283,937
Discovery Communications, Inc.*—Class A (Media)	900	29,934
Discovery Communications, Inc.*—Class C (Media)	1,680	52,214
DISH Network Corp.*—Class A (Media)	1,380	93,440
Dollar Tree, Inc.* (Retail)	1,260	99,527
eBay, Inc.* (Internet)	7,410	446,378
Electronic Arts, Inc.* (Software)	1,920	127,680
Expeditors International of Washington, Inc. (Transportation)	1,170	53,943
Express Scripts Holding Co.* (Pharmaceuticals)	4,440	394,893
Facebook, Inc.*—Class A (Internet)	13,710	1,175,838
Fastenal Co. (Distribution/Wholesale)	1,800	75,924
Fiserv, Inc.* (Software)	1,440	119,275
Garmin, Ltd. (Electronics)	1,170	51,398
Gilead Sciences, Inc. (Biotechnology)	8,940	1,046,696
Google, Inc.*—Class A (Internet)	1,770	955,871
Google, Inc.*—Class C (Internet)	2,100	1,093,071
Henry Schein, Inc.* (Healthcare-Products)	510	72,481
Illumina, Inc.* (Biotechnology)	870	189,973
Intel Corp. (Semiconductors)	28,890	878,690
Intuit, Inc. (Software)	1,680	169,294
Intuitive Surgical, Inc.* (Healthcare-Products)	210	101,745
Keurig Green Mountain, Inc. (Beverages)	930	71,266
KLA-Tencor Corp. (Semiconductors)	960	53,962
Kraft Foods Group, Inc. (Food)	3,600	306,504
Lam Research Corp. (Semiconductors)	960	78,096
Liberty Global PLC* (Media)	3,780	191,381
Liberty Global PLC*—Class A (Media)	1,530	82,727
Liberty Interactive Corp.* (Retail)	2,700	74,925
Liberty Media Corp.* (Media)	630	22,705
Liberty Media Corp.*—Class C (Media)	1,380	49,542
Liberty Ventures* (Internet)	810	31,809
Linear Technology Corp. (Semiconductors)	1,470	65,018
Marriott International, Inc.—Class A (Lodging)	1,680	124,975
Mattel, Inc. (Toys/Games/Hobbies)	2,070	53,178
Micron Technology, Inc.* (Semiconductors)	6,600	124,344
Microsoft Corp. (Software)	49,260	2,174,828
Mondelez International, Inc.—Class A (Food)	9,900	407,286
Monster Beverage Corp.* (Beverages)	1,050	140,721
Mylan NV* (Pharmaceuticals)	2,970	201,544

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 39

Common Stocks, continued

	Shares	Value
NetApp, Inc. (Computers)	1,890	$59,648
Netflix, Inc.* (Internet)	360	236,498
NVIDIA Corp. (Semiconductors)	3,270	65,760
NXP Semiconductors N.V.* (Semiconductors)	1,530	150,246
O’Reilly Automotive, Inc.* (Retail)	630	142,367
PACCAR, Inc. (Auto Manufacturers)	2,160	137,830
Paychex, Inc. (Software)	2,220	104,074
QUALCOMM, Inc. (Semiconductors)	9,930	621,916
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	630	321,382
Ross Stores, Inc. (Retail)	2,520	122,497
SanDisk Corp. (Computers)	1,260	73,357
SBA Communications Corp.*—Class A (Telecommunications)	780	89,677
Seagate Technology PLC (Computers)	1,920	91,200
Sigma-Aldrich Corp. (Chemicals)	720	100,332
Sirius XM Holdings, Inc.* (Media)	33,330	124,321
Staples, Inc. (Retail)	3,900	59,709
Starbucks Corp. (Retail)	9,150	490,577
Stericycle, Inc.* (Environmental Control)	510	68,294
Symantec Corp. (Internet)	4,140	96,255
Tesla Motors, Inc.* (Auto Manufacturers)	780	209,243
Texas Instruments, Inc. (Semiconductors)	6,330	326,058
The Priceline Group, Inc.* (Internet)	330	379,952
Tractor Supply Co. (Retail)	840	75,550
TripAdvisor, Inc.* (Internet)	810	70,583
Twenty-First Century Fox, Inc.—Class A (Media)	7,680	249,946
Twenty-First Century Fox, Inc.—Class B (Media)	4,860	156,589
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,020	74,215
Vertex Pharmaceuticals, Inc.* (Biotechnology)	1,470	181,516
Viacom, Inc.—Class B (Media)	2,100	135,744
VimpelCom, Ltd.ADR (Telecommunications)	10,710	53,229
Vodafone Group PLCADR (Telecommunications)	2,580	94,041
Walgreens Boots Alliance, Inc. (Retail)	6,630	559,838
Western Digital Corp. (Computers)	1,410	110,572
Whole Foods Market, Inc. (Food)	2,190	86,374
Wynn Resorts, Ltd. (Lodging)	630	62,162
Xilinx, Inc. (Semiconductors)	1,590	70,214
Yahoo!, Inc.* (Internet)	5,730	225,132
TOTAL COMMON STOCKS (Cost $9,813,747)		30,788,043

Repurchase Agreements(a)(b) (40.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.07%, dated 6/30/15, due 7/1/15, total to be received $28,228,027	$28,228,000	$28,228,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,228,000)		28,228,000
TOTAL INVESTMENT SECURITIES (Cost $38,041,747)—84.0%		59,016,043
Net other assets (liabilities)—16.0%		11,242,644
NET ASSETS—100.0%		$70,258,687

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $2,462,000.

ADR         American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	123	9/21/15	$10,793,250	$(147,338)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	7/27/15	0.65%	$9,696,086	$33,330
NASDAQ-100 Index	UBS AG	7/27/15	0.50%	18,872,739	35,021
				$28,568,825	$68,351

^                       Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

40 :: ProFund VP NASDAQ-100 :: Financial Statements

ProFund VP NASDAQ-100 invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Airlines	$168,925	0.2%
Auto Manufacturers	347,073	0.5%
Beverages	211,987	0.3%
Biotechnology	3,811,850	5.5%
Chemicals	100,332	0.1%
Commercial Services	302,871	0.4%
Computers	4,964,449	7.0%
Distribution/Wholesale	75,924	0.1%
Electronics	51,398	0.1%
Environmental Control	68,294	0.1%
Food	800,164	1.2%
Healthcare-Products	174,226	0.2%
Internet	6,282,999	8.9%
Lodging	187,137	0.3%
Media	2,506,715	3.6%
Pharmaceuticals	673,398	1.0%
Retail	2,058,029	2.9%
Semiconductors	3,175,762	4.5%
Software	3,575,306	5.1%
Telecommunications	1,087,932	1.5%
Toys/Games/Hobbies	53,178	0.1%
Transportation	110,094	0.2%
Other**	39,470,644	56.2%
Total	$70,258,687	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP NASDAQ-100 :: 41

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$38,041,747
Securities, at value	30,788,043
Repurchase agreements, at value	28,228,000
Total Investment Securities, at value	59,016,043
Cash	857
Segregated cash balances with brokers	471,705
Dividends and interest receivable	12,651
Unrealized gain on swap agreements	68,351
Receivable for capital shares issued	10,792,145
Variation margin on futures contracts	38,745
Prepaid expenses	881
TOTAL ASSETS	70,401,378

LIABILITIES:
Payable for capital shares redeemed	4,059
Advisory fees payable	34,084
Management services fees payable	4,544
Administration fees payable	1,636
Administrative services fees payable	27,627
Distribution fees payable	27,167
Trustee fees payable	13
Transfer agency fees payable	4,976
Fund accounting fees payable	1,917
Compliance services fees payable	336
Other accrued expenses	36,332
TOTAL LIABILITIES	142,691
NET ASSETS	$70,258,687

NET ASSETS CONSIST OF:
Capital	$50,701,107
Accumulated net investment income (loss)	(363,049)
Accumulated net realized gains (losses) on investments	(974,680)
Net unrealized appreciation (depreciation) on investments	20,895,309
NET ASSETS	$70,258,687

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,244,570
Net Asset Value (offering and redemption price per share)	$31.30

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$197,935
Interest	5,862
TOTAL INVESTMENT INCOME	203,797

EXPENSES:
Advisory fees	254,370
Management services fees	33,916
Administration fees	10,825
Transfer agency fees	15,527
Administrative services fees	94,777
Distribution fees	84,790
Custody fees	4,452
Fund accounting fees	14,171
Trustee fees	735
Compliance services fees	336
Other fees	57,162
Total Gross Expenses before reductions	571,061
Expenses reduced and reimbursed by the Advisor	(1,272)
TOTAL NET EXPENSES	569,789
NET INVESTMENT INCOME (LOSS)	(365,992)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	450,686
Net realized gains (losses) on futures contracts	678,452
Net realized gains (losses) on swap agreements	(116,290)
Change in net unrealized appreciation/depreciation on investments	1,300,439
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,313,287

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,947,295

See accompanying notes to financial statements.

42 :: ProFund VP NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(365,992)	$(595,919)
Net realized gains (losses) on investments	1,012,848	7,954,701
Change in net unrealized appreciation/depreciation on investments	1,300,439	2,525,545
Change in net assets resulting from operations	1,947,295	9,884,327

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(7,054,775)	(2,060,179)
Change in net assets resulting from distributions	(7,054,775)	(2,060,179)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	216,413,643	374,151,025
Dividends reinvested	7,054,775	2,060,179
Value of shares redeemed	(235,009,683)	(359,517,040)
Change in net assets resulting from capital transactions	(11,541,265)	16,694,164
Change in net assets	(16,648,745)	24,518,312

NET ASSETS:
Beginning of period	86,907,432	62,389,120
End of period	$70,258,687	$86,907,432
Accumulated net investment income (loss)	$(363,049)	$2,943

SHARE TRANSACTIONS:
Issued	6,439,905	11,739,991
Reinvested	224,317	67,948
Redeemed	(6,945,626)	(11,328,587)
Change in shares	(281,404)	479,352

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP NASDAQ-100 :: 43

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$34.41		$30.48	$22.70	$19.53	$19.25	$16.28

Investment Activities:
Net investment income (loss)(a)	(0.18)		(0.30)	(0.23)	(0.21)	(0.24)	(0.19)
Net realized and unrealized gains (losses) on investments	1.33		5.33	8.01	3.38	0.52	3.16
Total income (loss) from investment activities	1.15		5.03	7.78	3.17	0.28	2.97

Distributions to Shareholders From:
Net realized gains on investments	(4.26)		(1.10)	—	—	—	—

Net Asset Value, End of Period	$31.30		$34.41	$30.48	$22.70	$19.53	$19.25

Total Return	3.30	%(b)	17.01%	34.27%	16.23%	1.45%	18.24%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.74%	1.74%	1.82%	1.82%	1.78%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.08)%		(0.94)%	(0.89)%	(0.93)%	(1.21)%	(1.13)%

Supplemental Data:
Net assets, end of period (000’s)	$70,259		$86,907	$62,389	$43,094	$45,180	$57,064
Portfolio turnover rate(d)	3	%(b)	6%	11%	7%	38%	28%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                  Not annualized for periods less than one year.

(c)                   Annualized for periods less than one year.

(d)                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

44 :: ProFund VP Large-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Large-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	4.0%
General Electric Co.	3.1%
JPMorgan Chase & Co.	2.9%
Berkshire Hathaway, Inc.	2.9%
Pfizer, Inc.	2.4%

S&P 500 Value Index — Composition

% of Index
Financials	25%
Energy	13%
Industrials	13%
Health Care	11%
Consumer Staples	10%
Consumer Discretionary	8%
Information Technology	6%
Utilities	5%
Telecommunication Services	5%
Materials	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.0%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	438	$67,583
Abbott Laboratories (Pharmaceuticals)	1,971	96,737
Accenture PLC—Class A (Computers)	584	56,520
ACE, Ltd. (Insurance)	730	74,226
Adobe Systems, Inc.* (Software)	292	23,655
Aetna, Inc. (Healthcare-Services)	438	55,827
Affiliated Managers Group, Inc.* (Diversified Financial Services)	73	15,958
Aflac, Inc. (Insurance)	949	59,028
Agilent Technologies, Inc. (Electronics)	730	28,163
AGL Resources, Inc. (Gas)	146	6,798
Air Products & Chemicals, Inc. (Chemicals)	146	19,977
Airgas, Inc. (Chemicals)	73	7,722
Alcoa, Inc. (Mining)	2,701	30,116
Allegheny Technologies, Inc. (Iron/Steel)	219	6,614
Allegion PLC (Electronics)	73	4,390
Altera Corp. (Semiconductors)	292	14,950
Ameren Corp. (Electric)	511	19,254
American Airlines Group, Inc. (Airlines)	438	17,492
American Electric Power Co., Inc. (Electric)	1,095	58,002
American Express Co. (Diversified Financial Services)	803	62,408
American International Group, Inc. (Insurance)	2,920	180,514
AMETEK, Inc. (Electrical Components & Equipment)	219	11,997
Anadarko Petroleum Corp. (Oil & Gas)	511	39,889
Analog Devices, Inc. (Semiconductors)	365	23,428
Anthem, Inc. (Healthcare-Services)	584	95,858
Aon PLC (Insurance)	292	29,107
Apache Corp. (Oil & Gas)	803	46,277
Applied Materials, Inc. (Semiconductors)	949	18,240
Archer-Daniels-Midland Co. (Agriculture)	1,387	66,881
Assurant, Inc. (Insurance)	146	9,782
AT&T, Inc. (Telecommunications)	11,461	407,095
AutoNation, Inc.* (Retail)	73	4,598
Avery Dennison Corp. (Household Products/Wares)	219	13,346
Baker Hughes, Inc. (Oil & Gas Services)	949	58,553
Ball Corp. (Packaging & Containers)	73	5,121
Bank of America Corp. (Banks)	23,141	393,859
Baxter International, Inc. (Healthcare-Products)	511	35,735
BB&T Corp. (Banks)	1,606	64,738
Bed Bath & Beyond, Inc.* (Retail)	219	15,107
Berkshire Hathaway, Inc.*—Class B (Insurance)	4,015	546,483
Best Buy Co., Inc. (Retail)	657	21,425
BlackRock, Inc. (Diversified Financial Services)	73	25,257
BorgWarner, Inc. (Auto Parts & Equipment)	511	29,045
Boston Scientific Corp.* (Healthcare-Products)	1,606	28,426
Bristol-Myers Squibb Co. (Pharmaceuticals)	1,752	116,578
CA, Inc. (Software)	730	21,382
Cablevision Systems Corp.—Class A (Media)	511	12,233
Cameron International Corp.* (Oil & Gas Services)	219	11,469
Campbell Soup Co. (Food)	146	6,957
Capital One Financial Corp. (Banks)	1,241	109,171
Cardinal Health, Inc. (Pharmaceuticals)	730	61,065
CarMax, Inc.* (Retail)	219	14,500
Carnival Corp.—Class A (Leisure Time)	1,022	50,476
Caterpillar, Inc. (Machinery-Construction & Mining)	1,314	111,453
CBS Corp.—Class B (Media)	511	28,361
CenterPoint Energy, Inc. (Gas)	949	18,059
CenturyLink, Inc. (Telecommunications)	1,241	36,461
CF Industries Holdings, Inc. (Chemicals)	219	14,077
Chesapeake Energy Corp. (Oil & Gas)	1,168	13,047
Chevron Corp. (Oil & Gas)	4,161	401,412
Cigna Corp. (Healthcare-Services)	292	47,304
Cimarex Energy Co. (Oil & Gas)	73	8,053
Cincinnati Financial Corp. (Insurance)	292	14,653
Cisco Systems, Inc. (Telecommunications)	4,015	110,252
Citigroup, Inc. (Banks)	6,716	370,992
CME Group, Inc. (Diversified Financial Services)	730	67,933
CMS Energy Corp. (Electric)	584	18,595
Coach, Inc. (Retail)	584	20,212
Coca-Cola Enterprises, Inc. (Beverages)	219	9,513
Colgate-Palmolive Co. (Cosmetics/Personal Care)	803	52,524
Comcast Corp.—Class A (Media)	1,825	109,755

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 45

Common Stocks, continued

	Shares		Value
Comerica, Inc. (Banks)	365		$18,732
Computer Sciences Corp. (Computers)	292		19,167
ConAgra Foods, Inc. (Food)	584		25,532
ConocoPhillips (Oil & Gas)	2,701		165,868
CONSOL Energy, Inc. (Coal)	511		11,109
Consolidated Edison, Inc. (Electric)	657		38,027
Corning, Inc. (Electronics)	1,606		31,687
Costco Wholesale Corp. (Retail)	949		128,172
Cummins, Inc. (Machinery-Diversified)	365		47,884
Danaher Corp. (Healthcare-Products)	584		49,985
Darden Restaurants, Inc. (Retail)	292		20,755
Deere & Co. (Machinery-Diversified)	730		70,847
Delphi Automotive PLC (Auto Parts & Equipment)	657		55,904
DENTSPLY International, Inc. (Healthcare-Products)	146		7,526
Devon Energy Corp. (Oil & Gas)	876		52,113
Diamond Offshore Drilling, Inc. (Oil & Gas)	146		3,768
Discover Financial Services (Diversified Financial Services)	292		16,825
Dollar General Corp. (Retail)	219		17,025
Dominion Resources, Inc. (Electric)	730		48,815
Dover Corp. (Miscellaneous Manufacturing)	365		25,616
DTE Energy Co. (Electric)	365		27,244
Duke Energy Corp. (Electric)	1,533		108,261
E*TRADE Financial Corp.* (Diversified Financial Services)	365		10,932
E.I. du Pont de Nemours & Co. (Chemicals)	1,022		65,357
Eastman Chemical Co. (Chemicals)	365		29,864
Eaton Corp. PLC (Miscellaneous Manufacturing)	1,022		68,975
Edison International (Electric)	438		24,344
Eli Lilly & Co. (Pharmaceuticals)	876		73,137
EMC Corp. (Computers)	1,241		32,750
Emerson Electric Co. (Electrical Components & Equipment)	1,460		80,928
Endo International PLC* (Pharmaceuticals)	146		11,629
Ensco PLCADR—Class A (Oil & Gas)	511		11,380
Entergy Corp. (Electric)	365		25,733
EQT Corp. (Oil & Gas)	146		11,876
Equifax, Inc. (Commercial Services)	73		7,087
Eversource Energy (Electric)	730		33,149
Exelon Corp. (Electric)	1,898		59,635
Expeditors International of Washington, Inc. (Transportation)	219		10,097
Express Scripts Holding Co.* (Pharmaceuticals)	876		77,911
Exxon Mobil Corp. (Oil & Gas)	9,198		765,273
Family Dollar Stores, Inc. (Retail)	146		11,506
Fastenal Co. (Distribution/Wholesale)	219		9,237
FedEx Corp. (Transportation)	292		49,757
Fidelity National Information Services, Inc. (Software)	219		13,534
Fifth Third Bancorp (Banks)	1,752		36,477
First Horizon National Corp. (Banks)	—	(a)	7
First Solar, Inc.* (Energy-Alternate Sources)	146		6,859
FirstEnergy Corp. (Electric)	949		30,890
FLIR Systems, Inc. (Electronics)	146		4,500
Flowserve Corp. (Machinery-Diversified)	292		15,377
Fluor Corp. (Engineering & Construction)	292		15,479
FMC Corp. (Chemicals)	292		15,345
FMC Technologies, Inc.* (Oil & Gas Services)	146		6,058
Ford Motor Co. (Auto Manufacturers)	8,760		131,488
Franklin Resources, Inc. (Diversified Financial Services)	438		21,475
Freeport-McMoRan, Inc. (Mining)	2,263		42,138
Frontier Communications Corp. (Telecommunications)	1,460		7,227
GameStop Corp.—Class A (Retail)	219		9,408
Gannett Co., Inc.* (Media)	256		3,574
Garmin, Ltd. (Electronics)	146		6,414
General Dynamics Corp. (Aerospace/Defense)	219		31,030
General Electric Co. (Miscellaneous Manufacturing)	22,265		591,580
General Mills, Inc. (Food)	657		36,608
General Motors Co. (Auto Manufacturers)	2,993		99,757
Genuine Parts Co. (Distribution/Wholesale)	146		13,071
Genworth Financial, Inc.*—Class A (Insurance)	1,095		8,289
H & R Block, Inc. (Commercial Services)	219		6,493
Halliburton Co. (Oil & Gas Services)	1,898		81,747
Harley-Davidson, Inc. (Leisure Time)	219		12,341
Harris Corp. (Telecommunications)	292		22,458
Hartford Financial Services Group, Inc. (Insurance)	949		39,450
Hasbro, Inc. (Toys/Games/Hobbies)	146		10,919
HCA Holdings, Inc.* (Healthcare-Services)	146		13,245
HCP, Inc. (REIT)	438		15,974
Helmerich & Payne, Inc. (Oil & Gas)	219		15,422
Henry Schein, Inc.* (Healthcare-Products)	73		10,375
Hess Corp. (Oil & Gas)	511		34,176
Hewlett-Packard Co. (Computers)	4,015		120,490
Honeywell International, Inc. (Electronics)	876		89,326
Hormel Foods Corp. (Food)	146		8,230
Hudson City Bancorp, Inc. (Savings & Loans)	1,095		10,819
Humana, Inc. (Healthcare-Services)	365		69,817
Huntington Bancshares, Inc. (Banks)	1,752		19,815
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	292		26,803
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	584		39,373
Intercontinental Exchange, Inc. (Diversified Financial Services)	73		16,324
International Business Machines Corp. (Computers)	2,044		332,477
International Flavors & Fragrances, Inc. (Chemicals)	73		7,978
International Paper Co. (Forest Products & Paper)	949		45,163
Invesco, Ltd. (Diversified Financial Services)	438		16,421
Jacobs Engineering Group, Inc.* (Engineering & Construction)	292		11,861
Johnson & Johnson (Pharmaceuticals)	2,555		249,010
Johnson Controls, Inc. (Auto Parts & Equipment)	1,460		72,314
Joy Global, Inc. (Machinery-Construction & Mining)	219		7,928
JPMorgan Chase & Co. (Banks)	8,176		554,005
Juniper Networks, Inc. (Telecommunications)	803		20,854
Kansas City Southern (Transportation)	146		13,315
Kellogg Co. (Food)	292		18,308
KeyCorp (Banks)	1,898		28,508
Kimberly-Clark Corp. (Household Products/Wares)	365		38,679
KLA-Tencor Corp. (Semiconductors)	219		12,310
Kohl’s Corp. (Retail)	438		27,423
Kraft Foods Group, Inc. (Food)	657		55,937
L Brands, Inc. (Retail)	146		12,517
L-3 Communications Holdings, Inc. (Aerospace/Defense)	146		16,553
Laboratory Corp. of America Holdings* (Healthcare-Services)	219		26,547

See accompanying notes to financial statements.

46 :: ProFund VP Large-Cap Value :: Financial Statements

Common Stocks, continued

	Shares		Value
Leucadia National Corp. (Holding Companies-Diversified)	730		$17,724
Lincoln National Corp. (Insurance)	584		34,584
Linear Technology Corp. (Semiconductors)	219		9,686
Lockheed Martin Corp. (Aerospace/Defense)	219		40,712
Loews Corp. (Insurance)	657		25,301
LyondellBasell Industries N.V.—Class A (Chemicals)	876		90,684
M&T Bank Corp. (Banks)	292		36,480
Macy’s, Inc. (Retail)	438		29,552
Marathon Oil Corp. (Oil & Gas)	1,460		38,748
Marathon Petroleum Corp. (Oil & Gas)	1,168		61,098
Marriott International, Inc.—Class A (Lodging)	—	(a)	23
Marsh & McLennan Cos., Inc. (Insurance)	511		28,974
Masco Corp. (Building Materials)	438		11,681
Mattel, Inc. (Toys/Games/Hobbies)	730		18,754
McCormick & Co., Inc. (Food)	146		11,819
McDonald’s Corp. (Retail)	1,022		97,162
McGraw Hill Financial, Inc. (Commercial Services)	219		21,999
McKesson Corp. (Pharmaceuticals)	292		65,645
MeadWestvaco Corp. (Packaging & Containers)	730		34,449
Merck & Co., Inc. (Pharmaceuticals)	2,701		153,768
MetLife, Inc. (Insurance)	2,482		138,967
Microchip Technology, Inc. (Semiconductors)	146		6,924
Mohawk Industries, Inc.* (Textiles)	73		13,936
Mondelez International, Inc.—Class A (Food)	3,577		147,158
Monsanto Co. (Chemicals)	365		38,905
Morgan Stanley (Banks)	3,358		130,257
Motorola Solutions, Inc. (Telecommunications)	219		12,557
Murphy Oil Corp. (Oil & Gas)	365		15,173
National Oilwell Varco, Inc. (Oil & Gas Services)	876		42,293
NetApp, Inc. (Computers)	365		11,519
Newell Rubbermaid, Inc. (Housewares)	219		9,003
Newfield Exploration Co.* (Oil & Gas)	365		13,184
Newmont Mining Corp. (Mining)	1,168		27,284
News Corp.*—Class A (Media)	1,095		15,976
NextEra Energy, Inc. (Electric)	511		50,093
NiSource, Inc. (Gas)	365		16,640
Noble Corp. PLC (Oil & Gas)	511		7,864
Noble Energy, Inc. (Oil & Gas)	876		37,388
Norfolk Southern Corp. (Transportation)	219		19,132
Northern Trust Corp. (Banks)	219		16,745
Northrop Grumman Corp. (Aerospace/Defense)	219		34,740
NRG Energy, Inc. (Electric)	730		16,702
Nucor Corp. (Iron/Steel)	730		32,171
Occidental Petroleum Corp. (Oil & Gas)	1,679		130,576
Omnicom Group, Inc. (Advertising)	292		20,291
ONEOK, Inc. (Pipelines)	438		17,292
Oracle Corp. (Software)	2,409		97,082
Owens-Illinois, Inc.* (Packaging & Containers)	365		8,373
PACCAR, Inc. (Auto Manufacturers)	365		23,291
Pall Corp. (Miscellaneous Manufacturing)	73		9,085
Parker-Hannifin Corp. (Miscellaneous Manufacturing)	292		33,968
Patterson Cos., Inc. (Healthcare-Products)	73		3,551
Paychex, Inc. (Software)	292		13,689
Pentair PLC (Miscellaneous Manufacturing)	365		25,094
People’s United Financial, Inc. (Savings & Loans)	657		10,650
Pepco Holdings, Inc. (Electric)	584		15,733
PepsiCo, Inc. (Beverages)	1,314		122,649
PerkinElmer, Inc. (Electronics)	73		3,843
Perrigo Co. PLC (Pharmaceuticals)	146		26,985
Pfizer, Inc. (Pharmaceuticals)	13,578		455,271
PG&E Corp. (Electric)	1,095		53,765
Philip Morris International, Inc. (Agriculture)	1,533		122,901
Phillips 66 (Oil & Gas)	1,168		94,094
Pinnacle West Capital Corp. (Electric)	219		12,459
Pioneer Natural Resources Co. (Oil & Gas)	73		10,124
Pitney Bowes, Inc. (Office/Business Equipment)	438		9,115
Plum Creek Timber Co., Inc. (REIT)	219		8,885
PNC Financial Services Group, Inc. (Banks)	1,168		111,719
PPG Industries, Inc. (Chemicals)	219		25,124
PPL Corp. (Electric)	1,460		43,026
Praxair, Inc. (Chemicals)	292		34,909
Precision Castparts Corp. (Metal Fabricate/Hardware)	146		29,181
Principal Financial Group, Inc. (Insurance)	584		29,953
Prologis, Inc. (REIT)	1,168		43,332
Prudential Financial, Inc. (Insurance)	1,022		89,445
Public Service Enterprise Group, Inc. (Electric)	1,095		43,012
PulteGroup, Inc. (Home Builders)	365		7,355
PVH Corp. (Retail)	146		16,819
Quanta Services, Inc.* (Commercial Services)	219		6,312
Quest Diagnostics, Inc. (Healthcare-Services)	292		21,176
Ralph Lauren Corp. (Apparel)	73		9,662
Raytheon Co. (Aerospace/Defense)	657		62,862
Regions Financial Corp. (Banks)	1,606		16,638
Republic Services, Inc. (Environmental Control)	584		22,876
Rockwell Automation, Inc. (Machinery-Diversified)	146		18,197
Rockwell Collins, Inc. (Aerospace/Defense)	73		6,742
Roper Technologies, Inc. (Machinery-Diversified)	73		12,590
Royal Caribbean Cruises, Ltd. (Leisure Time)	146		11,489
Ryder System, Inc. (Transportation)	146		12,756
salesforce.com, inc.* (Software)	438		30,498
SCANA Corp. (Electric)	292		14,790
Schlumberger, Ltd. (Oil & Gas Services)	1,460		125,837
Sealed Air Corp. (Packaging & Containers)	146		7,501
Sempra Energy (Gas)	219		21,668
SL Green Realty Corp. (REIT)	73		8,022
Snap-on, Inc. (Hand/Machine Tools)	73		11,625
Southwestern Energy Co.* (Oil & Gas)	876		19,911
Spectra Energy Corp. (Pipelines)	730		23,798
St. Jude Medical, Inc. (Healthcare-Products)	219		16,002
Stanley Black & Decker, Inc. (Hand/Machine Tools)	365		38,413
Staples, Inc. (Retail)	1,387		21,235
Starbucks Corp. (Retail)	1,095		58,708
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	146		11,839
State Street Corp. (Banks)	876		67,452
SunTrust Banks, Inc. (Banks)	1,168		50,247
Symantec Corp. (Internet)	657		15,275
Sysco Corp. (Food)	1,314		47,435
T. Rowe Price Group, Inc. (Diversified Financial Services)	219		17,023
Target Corp. (Retail)	1,387		113,221
TE Connectivity, Ltd. (Electronics)	511		32,858
TECO Energy, Inc. (Electric)	511		9,024
TEGNA, Inc. (Media)	511		16,388
Tenet Healthcare Corp.* (Healthcare-Services)	73		4,225
Teradata Corp.* (Computers)	146		5,402
Tesoro Corp. (Oil & Gas)	292		24,648
Texas Instruments, Inc. (Semiconductors)	803		41,362
Textron, Inc. (Miscellaneous Manufacturing)	365		16,290
The ADT Corp. (Commercial Services)	365		12,253
The AES Corp. (Electric)	1,533		20,328
The Allstate Corp. (Insurance)	511		33,149
The Bank of New York Mellon Corp. (Banks)	2,482		104,170

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 47

Common Stocks, continued

	Shares	Value
The Boeing Co. (Aerospace/Defense)	730	$101,266
The Charles Schwab Corp. (Diversified Financial Services)	876	28,601
The Chubb Corp. (Insurance)	511	48,617
The Clorox Co. (Household Products/Wares)	146	15,187
The Coca-Cola Co. (Beverages)	3,796	148,917
The Dow Chemical Co. (Chemicals)	2,409	123,268
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	219	18,979
The Gap, Inc. (Retail)	292	11,146
The Goldman Sachs Group, Inc. (Banks)	876	182,900
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	584	17,608
The Hershey Co. (Food)	146	12,969
The Interpublic Group of Cos., Inc. (Advertising)	438	8,440
The JM Smucker Co.—Class A (Food)	219	23,742
The Kroger Co. (Food)	584	42,346
The Mosaic Co. (Chemicals)	657	30,780
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	292	14,253
The Procter & Gamble Co. (Cosmetics/Personal Care)	3,066	239,884
The Progressive Corp. (Insurance)	1,168	32,505
The Southern Co. (Electric)	1,971	82,584
The TJX Cos., Inc. (Retail)	511	33,813
The Travelers Cos., Inc. (Insurance)	730	70,562
The Western Union Co. (Commercial Services)	511	10,389
Tiffany & Co. (Retail)	73	6,701
Time Warner Cable, Inc. (Media)	219	39,019
Torchmark Corp. (Insurance)	292	17,000
Total System Services, Inc. (Commercial Services)	146	6,098
Transocean, Ltd. (Oil & Gas)	730	11,768
Twenty-First Century Fox, Inc.—Class A (Media)	1,679	54,643
Tyco International PLC (Electronics)	438	16,854
Tyson Foods, Inc.—Class A (Food)	657	28,008
U.S. Bancorp (Banks)	2,044	88,710
United Parcel Service, Inc.—Class B (Transportation)	657	63,670
United Technologies Corp. (Aerospace/Defense)	1,825	202,446
UnitedHealth Group, Inc. (Healthcare-Services)	1,095	133,591
Universal Health Services, Inc.—Class B (Healthcare-Services)	73	10,373
Unum Group (Insurance)	584	20,878
Urban Outfitters, Inc.* (Retail)	219	7,665
Valero Energy Corp. (Oil & Gas)	1,095	68,547
Varian Medical Systems, Inc.* (Healthcare-Products)	73	6,156
Verizon Communications, Inc. (Telecommunications)	8,979	418,510
Vertex Pharmaceuticals, Inc.* (Biotechnology)	146	18,028
Viacom, Inc.—Class B (Media)	365	23,594
Vornado Realty Trust (REIT)	146	13,860
Vulcan Materials Co. (Building Materials)	146	12,254
W.W. Grainger, Inc. (Distribution/Wholesale)	73	17,276
Walgreens Boots Alliance, Inc. (Retail)	1,898	160,267
Wal-Mart Stores, Inc. (Retail)	3,504	248,539
Waste Management, Inc. (Environmental Control)	438	20,301
Waters Corp.* (Electronics)	73	9,371
WEC Energy Group, Inc. (Electric)	301	13,551
Wells Fargo & Co. (Banks)	6,205	348,969
Weyerhaeuser Co. (REIT)	365	11,498
Whirlpool Corp. (Home Furnishings)	146	25,265
Whole Foods Market, Inc. (Food)	803	31,670
Xcel Energy, Inc. (Electric)	1,095	35,237
Xerox Corp. (Office/Business Equipment)	2,263	24,078
Xilinx, Inc. (Semiconductors)	292	12,895
XL Group PLC (Insurance)	657	24,440
Xylem, Inc. (Machinery-Diversified)	365	13,531
YUM! Brands, Inc. (Retail)	438	39,455
Zimmer Holdings, Inc. (Healthcare-Products)	146	15,948
Zions Bancorp (Banks)	438	13,900
TOTAL COMMON STOCKS (Cost $12,508,604)		18,953,689
TOTAL INVESTMENT SECURITIES (Cost $12,508,604)—99.0%		18,953,689
Net other assets (liabilities)—1.0%		185,858
NET ASSETS—100.0%		$19,139,547

*                      Non-income producing security

(a)              Number of shares is less than 0.50

ADR         American Depositary Receipt

ProFund VP Large-Cap Value invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Advertising	$28,731	0.2%
Aerospace/Defense	496,351	2.6%
Agriculture	189,782	1.0%
Airlines	17,492	0.1%
Apparel	9,662	0.1%
Auto Manufacturers	254,536	1.3%
Auto Parts & Equipment	174,871	0.9%
Banks	2,764,491	14.5%
Beverages	281,079	1.4%
Biotechnology	18,028	0.1%
Building Materials	23,935	0.2%
Chemicals	503,990	2.6%
Coal	11,109	0.1%
Commercial Services	70,631	0.4%
Computers	578,325	3.1%
Cosmetics/Personal Care	311,387	1.6%
Distribution/Wholesale	39,584	0.2%
Diversified Financial Services	313,410	1.6%
Electric	902,253	4.6%
Electrical Components & Equipment	92,925	0.5%
Electronics	227,406	1.2%
Energy-Alternate Sources	6,859	NM
Engineering & Construction	27,340	0.1%
Environmental Control	43,177	0.2%
Food	496,719	2.6%
Forest Products & Paper	45,163	0.2%
Gas	63,165	0.3%
Hand/Machine Tools	50,038	0.3%
Healthcare-Products	173,704	0.9%
Healthcare-Services	477,963	2.5%
Holding Companies-Diversified	17,724	0.1%
Home Builders	7,355	NM
Home Furnishings	25,265	0.1%
Household Products/Wares	67,212	0.4%
Housewares	9,003	NM
Insurance	1,555,907	8.2%
Internet	15,275	0.1%
Iron/Steel	38,785	0.2%

See accompanying notes to financial statements.

48 :: ProFund VP Large-Cap Value :: Financial Statements

	Value	% of Net Assets
Leisure Time	$74,306	0.4%
Lodging	11,862	0.1%
Machinery-Construction & Mining	119,381	0.6%
Machinery-Diversified	178,426	1.0%
Media	303,543	1.6%
Metal Fabricate/Hardware	29,181	0.2%
Mining	99,538	0.5%
Miscellaneous Manufacturing	904,367	4.6%
Office/Business Equipment	33,193	0.1%
Oil & Gas	2,101,677	11.1%
Oil & Gas Services	325,957	1.7%
Packaging & Containers	55,444	0.3%
Pharmaceuticals	1,387,736	7.3%
Pipelines	41,090	0.2%
REIT	101,571	0.5%
Retail	1,146,931	5.9%
Savings & Loans	21,469	0.1%
Semiconductors	139,795	0.7%
Software	199,840	1.0%
Telecommunications	1,035,414	5.4%
Textiles	13,936	0.1%
Toys/Games/Hobbies	29,673	0.2%
Transportation	168,727	0.9%
Other**	185,858	1.0%
Total	$19,139,547	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Value :: 49

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$12,508,604
Securities, at value	18,953,689
Total Investment Securities, at value	18,953,689
Dividends receivable	25,711
Receivable for capital shares issued	272,412
Receivable for investments sold	16,113
Prepaid expenses	339
TOTAL ASSETS	19,268,264

LIABILITIES:
Payable for investments purchased	17,226
Payable for capital shares redeemed	8,211
Cash overdraft	61,768
Advisory fees payable	12,129
Management services fees payable	1,617
Administration fees payable	530
Administrative services fees payable	6,733
Distribution fees payable	5,867
Transfer agency fees payable	1,668
Fund accounting fees payable	621
Compliance services fees payable	122
Other accrued expenses	12,225
TOTAL LIABILITIES	128,717
NET ASSETS	$19,139,547

NET ASSETS CONSIST OF:
Capital	$18,902,856
Accumulated net investment income (loss)	115,858
Accumulated net realized gains (losses) on investments	(6,324,252)
Net unrealized appreciation (depreciation) on investments	6,445,085
NET ASSETS	$19,139,547

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	507,083
Net Asset Value (offering and redemption price per share)	$37.74

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$321,770
Interest	9
TOTAL INVESTMENT INCOME	321,779

EXPENSES:
Advisory fees	95,557
Management services fees	12,741
Administration fees	4,846
Transfer agency fees	6,957
Administrative services fees	41,042
Distribution fees	31,852
Custody fees	5,457
Fund accounting fees	7,837
Trustee fees	342
Compliance services fees	136
Other fees	12,259
Total Gross Expenses before reductions	219,026
Expenses reduced and reimbursed by the Advisor	(4,979)
TOTAL NET EXPENSES	214,047
NET INVESTMENT INCOME (LOSS)	107,732

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,594,214
Change in net unrealized appreciation/depreciation on investments	(2,006,205)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(411,991)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(304,259)

See accompanying notes to financial statements.

50 :: ProFund VP Large-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$107,732	$230,831
Net realized gains (losses) on investments	1,594,214	1,891,120
Change in net unrealized appreciation/depreciation on investments	(2,006,205)	1,040,543
Change in net assets resulting from operations	(304,259)	3,162,494

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(224,826)	(184,025)
Change in net assets resulting from distributions	(224,826)	(184,025)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	8,122,955	42,724,482
Dividends reinvested	224,826	184,025
Value of shares redeemed	(22,352,762)	(34,394,097)
Change in net assets resulting from capital transactions	(14,004,981)	8,514,410
Change in net assets	(14,534,066)	11,492,879

NET ASSETS:
Beginning of period	33,673,613	22,180,734
End of period	$19,139,547	$33,673,613
Accumulated net investment income (loss)	$115,858	$232,952

SHARE TRANSACTIONS:
Issued	211,130	1,174,613
Reinvested	5,869	5,095
Redeemed	(582,836)	(938,225)
Change in shares	(365,837)	241,483

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Large-Cap Value :: 51

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$38.58		$35.13	$27.28	$23.82	$24.31	$21.74

Investment Activities:
Net investment income (loss)(a)	0.16		0.29	0.26	0.23	0.18	0.16
Net realized and unrealized gains (losses) on investments	(0.63)		3.38	7.86	3.43	(0.48)	2.63
Total income (loss) from investment activities	(0.47)		3.67	8.12	3.66	(0.30)	2.79

Distributions to Shareholders From:
Net investment income	(0.37)		(0.22)	(0.27)	(0.20)	(0.19)	(0.22)

Net Asset Value, End of Period	$37.74		$38.58	$35.13	$27.28	$23.82	$24.31

Total Return	(1.23	)%(b)	10.47%	29.89%	15.42%	(1.28)%	12.89%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.77%	1.84%	1.93%	1.85%	1.88%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.85%		0.80%	0.81%	0.90%	0.76%	0.72%

Supplemental Data:
Net assets, end of period (000’s)	$19,140		$33,674	$22,181	$23,152	$22,302	$33,925
Portfolio turnover rate(d)	22	%(b)	126%	150%	212%	276%	329%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                  Not annualized for periods less than one year.

(c)                   Annualized for periods less than one year.

(d)                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

52 :: ProFund VP Large-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Large-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P 500 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	7.5%
Microsoft Corp.	3.7%
Google, Inc.	3.1%
Facebook, Inc.	1.9%
The Walt Disney Co.	1.8%

S&P 500 Growth Index — Composition

% of Index
Information Technology	31%
Health Care	20%
Consumer Discretionary	17%
Consumer Staples	9%
Financials	9%
Industrials	8%
Energy	3%
Materials	2%
Utilities	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.4%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,235	$190,561
Abbott Laboratories (Pharmaceuticals)	1,805	88,589
AbbVie, Inc. (Pharmaceuticals)	5,225	351,069
Accenture PLC—Class A (Computers)	1,045	101,135
Adobe Systems, Inc.* (Software)	950	76,960
Aetna, Inc. (Healthcare-Services)	475	60,544
Affiliated Managers Group, Inc.* (Diversified Financial Services)	95	20,767
AGL Resources, Inc. (Gas)	190	8,846
Air Products & Chemicals, Inc. (Chemicals)	380	51,995
Airgas, Inc. (Chemicals)	95	10,049
Akamai Technologies, Inc.* (Software)	570	39,797
Alexion Pharmaceuticals, Inc.* (Biotechnology)	665	120,212
Allegion PLC (Electronics)	190	11,427
Allergan PLC* (Pharmaceuticals)	1,140	345,944
Alliance Data Systems Corp.* (Diversified Financial Services)	190	55,469
Altera Corp. (Semiconductors)	475	24,320
Altria Group, Inc. (Agriculture)	5,890	288,080
Amazon.com, Inc.* (Internet)	1,140	494,862
American Airlines Group, Inc. (Airlines)	1,520	60,701
American Express Co. (Diversified Financial Services)	1,520	118,135
American Tower Corp. (REIT)	1,235	115,213
Ameriprise Financial, Inc. (Diversified Financial Services)	570	71,210
AmerisourceBergen Corp. (Pharmaceuticals)	665	70,716
AMETEK, Inc. (Electrical Components & Equipment)	475	26,021
Amgen, Inc. (Biotechnology)	2,280	350,026
Amphenol Corp.—Class A (Electronics)	950	55,071
Anadarko Petroleum Corp. (Oil & Gas)	760	59,326
Analog Devices, Inc. (Semiconductors)	475	30,488
Aon PLC (Insurance)	475	47,348
Apartment Investment & Management Co.—Class A (REIT)	475	17,542
Apple, Inc. (Computers)	17,385	2,180,515
Applied Materials, Inc. (Semiconductors)	2,375	45,648
Autodesk, Inc.* (Software)	665	33,300
Automatic Data Processing, Inc. (Commercial Services)	1,425	114,328
AutoNation, Inc.* (Retail)	95	5,983
AutoZone, Inc.* (Retail)	95	63,356
Avago Technologies, Ltd. (Semiconductors)	760	101,027
AvalonBay Communities, Inc. (REIT)	380	60,751
Ball Corp. (Packaging & Containers)	285	19,993
Bard (C.R.), Inc. (Healthcare-Products)	190	32,433
Baxter International, Inc. (Healthcare-Products)	950	66,434
Becton, Dickinson & Co. (Healthcare-Products)	665	94,196
Bed Bath & Beyond, Inc.* (Retail)	285	19,659
Biogen, Inc.* (Biotechnology)	665	268,620
BlackRock, Inc. (Diversified Financial Services)	285	98,605
Boston Properties, Inc. (REIT)	475	57,494
Boston Scientific Corp.* (Healthcare-Products)	1,900	33,630
Bristol-Myers Squibb Co. (Pharmaceuticals)	2,660	176,996
Broadcom Corp.—Class A (Semiconductors)	1,615	83,156
Brown-Forman Corp.—Class B (Beverages)	475	47,586
C.H. Robinson Worldwide, Inc. (Transportation)	475	29,635
Cabot Oil & Gas Corp. (Oil & Gas)	1,235	38,952
Cameron International Corp.* (Oil & Gas Services)	285	14,925
Campbell Soup Co. (Food)	285	13,580
CarMax, Inc.* (Retail)	285	18,870
CBRE Group, Inc.*—Class A (Real Estate)	855	31,635
CBS Corp.—Class B (Media)	665	36,908
Celgene Corp.* (Biotechnology)	2,375	274,871
Cerner Corp.* (Software)	950	65,607
CF Industries Holdings, Inc. (Chemicals)	380	24,426
Chipotle Mexican Grill, Inc.* (Retail)	95	57,474
Cigna Corp. (Healthcare-Services)	380	61,560
Cimarex Energy Co. (Oil & Gas)	190	20,959
Cintas Corp. (Commercial Services)	285	24,108
Cisco Systems, Inc. (Telecommunications)	9,785	268,696
Citrix Systems, Inc.* (Software)	475	33,326
Coca-Cola Enterprises, Inc. (Beverages)	380	16,507
Cognizant Technology Solutions Corp.* (Computers)	1,805	110,267

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 53

Common Stocks, continued

	Shares		Value
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,520		$99,423
Comcast Corp.—Class A (Media)	5,035		302,804
ConAgra Foods, Inc. (Food)	475		20,767
Constellation Brands, Inc. (Beverages)	475		55,110
Corning, Inc. (Electronics)	1,615		31,864
Crown Castle International Corp. (REIT)	1,045		83,914
CSX Corp. (Transportation)	2,945		96,154
CVS Health Corp. (Retail)	3,420		358,690
D.R. Horton, Inc. (Home Builders)	1,045		28,591
Danaher Corp. (Healthcare-Products)	1,045		89,442
DaVita HealthCare Partners, Inc.* (Healthcare-Services)	475		37,748
Delta Air Lines, Inc. (Airlines)	2,470		101,467
DENTSPLY International, Inc. (Healthcare-Products)	285		14,692
DIRECTV*—Class A (Media)	1,520		141,041
Discover Financial Services (Diversified Financial Services)	950		54,739
Discovery Communications, Inc.*—Class A (Media)	475		15,799
Discovery Communications, Inc.*—Class C (Media)	760		23,621
Dollar General Corp. (Retail)	570		44,312
Dollar Tree, Inc.* (Retail)	665		52,528
Dominion Resources, Inc. (Electric)	855		57,173
Dr. Pepper Snapple Group, Inc. (Beverages)	570		41,553
E*TRADE Financial Corp.* (Diversified Financial Services)	380		11,381
E.I. du Pont de Nemours & Co. (Chemicals)	1,330		85,054
eBay, Inc.* (Internet)	3,325		200,298
Ecolab, Inc. (Chemicals)	760		85,933
Edison International (Electric)	475		26,401
Edwards Lifesciences Corp.* (Healthcare-Products)	285		40,593
Electronic Arts, Inc.* (Software)	950		63,175
Eli Lilly & Co. (Pharmaceuticals)	1,805		150,699
EMC Corp. (Computers)	4,180		110,310
Endo International PLC* (Pharmaceuticals)	380		30,267
EOG Resources, Inc. (Oil & Gas)	1,615		141,392
EQT Corp. (Oil & Gas)	285		23,182
Equifax, Inc. (Commercial Services)	285		27,670
Equinix, Inc. (Internet)	190		48,260
Equity Residential (REIT)	1,140		79,994
Essex Property Trust, Inc. (REIT)	190		40,375
Expedia, Inc. (Internet)	285		31,165
Expeditors International of Washington, Inc. (Transportation)	285		13,140
Express Scripts Holding Co.* (Pharmaceuticals)	1,045		92,942
F5 Networks, Inc.* (Internet)	190		22,867
Facebook, Inc.*—Class A (Internet)	6,365		545,893
Family Dollar Stores, Inc. (Retail)	95		7,487
Fastenal Co. (Distribution/Wholesale)	475		20,036
FedEx Corp. (Transportation)	475		80,940
Fidelity National Information Services, Inc. (Software)	570		35,226
First Horizon National Corp. (Banks)	—	(a)	—	(b)
Fiserv, Inc.* (Software)	760		62,951
FLIR Systems, Inc. (Electronics)	190		5,856
FMC Technologies, Inc.* (Oil & Gas Services)	475		19,708
Fossil Group, Inc.* (Distribution/Wholesale)	95		6,589
Franklin Resources, Inc. (Diversified Financial Services)	570		27,947
Frontier Communications Corp. (Telecommunications)	1,520		7,524
Garmin, Ltd. (Electronics)	190		8,347
General Dynamics Corp. (Aerospace/Defense)	665		94,224
General Growth Properties, Inc. (REIT)	1,900		48,754
General Mills, Inc. (Food)	855		47,641
Genuine Parts Co. (Distribution/Wholesale)	285		25,516
Gilead Sciences, Inc. (Biotechnology)	4,465		522,761
Google, Inc.*—Class A (Internet)	855		461,734
Google, Inc.*—Class C (Internet)	855		445,036
H & R Block, Inc. (Commercial Services)	570		16,901
Hanesbrands, Inc. (Apparel)	1,235		41,150
Harley-Davidson, Inc. (Leisure Time)	380		21,413
Harman International Industries, Inc. (Home Furnishings)	190		22,599
Hasbro, Inc. (Toys/Games/Hobbies)	190		14,210
HCA Holdings, Inc.* (Healthcare-Services)	665		60,329
HCP, Inc. (REIT)	760		27,717
Health Care REIT, Inc. (REIT)	1,045		68,583
Henry Schein, Inc.* (Healthcare-Products)	190		27,003
Honeywell International, Inc. (Electronics)	1,235		125,933
Hormel Foods Corp. (Food)	190		10,710
Hospira, Inc.* (Pharmaceuticals)	475		42,137
Host Hotels & Resorts, Inc. (REIT)	2,280		45,212
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	570		52,320
Intel Corp. (Semiconductors)	14,250		433,414
Intercontinental Exchange, Inc. (Diversified Financial Services)	190		42,486
International Flavors & Fragrances, Inc. (Chemicals)	95		10,383
Intuit, Inc. (Software)	855		86,158
Intuitive Surgical, Inc.* (Healthcare-Products)	95		46,028
Invesco, Ltd. (Diversified Financial Services)	760		28,492
Iron Mountain, Inc. (REIT)	570		17,670
J.B. Hunt Transport Services, Inc. (Transportation)	285		23,396
Johnson & Johnson (Pharmaceuticals)	4,845		472,195
Kansas City Southern (Transportation)	190		17,328
Kellogg Co. (Food)	380		23,826
Keurig Green Mountain, Inc. (Beverages)	380		29,119
Kimberly-Clark Corp. (Household Products/Wares)	570		60,403
Kimco Realty Corp. (REIT)	1,235		27,837
Kinder Morgan, Inc. (Pipelines)	5,225		200,588
KLA-Tencor Corp. (Semiconductors)	190		10,680
Kraft Foods Group, Inc. (Food)	855		72,794
L Brands, Inc. (Retail)	475		40,722
Lam Research Corp. (Semiconductors)	475		38,641
Legg Mason, Inc. (Diversified Financial Services)	285		14,686
Leggett & Platt, Inc. (Home Furnishings)	380		18,498
Lennar Corp.—Class A (Home Builders)	570		29,093
Level 3 Communications, Inc.* (Telecommunications)	855		45,033
Linear Technology Corp. (Semiconductors)	380		16,807
Lockheed Martin Corp. (Aerospace/Defense)	570		105,963
Lowe’s Cos., Inc. (Retail)	2,850		190,865
Macy’s, Inc. (Retail)	475		32,048
Mallinckrodt PLC* (Pharmaceuticals)	380		44,734
Marriott International, Inc.—Class A (Lodging)	665		49,493
Marsh & McLennan Cos., Inc. (Insurance)	950		53,865
Martin Marietta Materials, Inc. (Building Materials)	190		26,887
Masco Corp. (Building Materials)	475		12,668
MasterCard, Inc.—Class A (Commercial Services)	2,945		275,298
McCormick & Co., Inc. (Food)	190		15,381

See accompanying notes to financial statements.

54 :: ProFund VP Large-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
McDonald’s Corp. (Retail)	1,520	$144,506
McGraw Hill Financial, Inc. (Commercial Services)	475	47,713
McKesson Corp. (Pharmaceuticals)	285	64,071
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	570	51,425
Medtronic PLC (Healthcare-Products)	4,275	316,778
Merck & Co., Inc. (Pharmaceuticals)	4,845	275,826
Michael Kors Holdings, Ltd.* (Apparel)	570	23,992
Microchip Technology, Inc. (Semiconductors)	380	18,022
Micron Technology, Inc.* (Semiconductors)	3,230	60,853
Microsoft Corp. (Software)	24,320	1,073,728
Mohawk Industries, Inc.* (Textiles)	95	18,136
Molson Coors Brewing Co.—Class B (Beverages)	475	33,160
Monsanto Co. (Chemicals)	950	101,261
Monster Beverage Corp.* (Beverages)	475	63,660
Moody’s Corp. (Commercial Services)	570	61,537
Motorola Solutions, Inc. (Telecommunications)	285	16,342
Mylan NV* (Pharmaceuticals)	1,235	83,807
Navient Corp. (Diversified Financial Services)	1,140	20,759
NetApp, Inc. (Computers)	475	14,991
Netflix, Inc.* (Internet)	190	124,819
Newell Rubbermaid, Inc. (Housewares)	570	23,433
NextEra Energy, Inc. (Electric)	665	65,190
Nielsen N.V. (Media)	1,140	51,038
NIKE, Inc.—Class B (Apparel)	2,090	225,762
NiSource, Inc. (Gas)	475	21,655
Nordstrom, Inc. (Retail)	380	28,310
Norfolk Southern Corp. (Transportation)	570	49,795
Northern Trust Corp. (Banks)	285	21,791
Northrop Grumman Corp. (Aerospace/Defense)	285	45,210
NVIDIA Corp. (Semiconductors)	1,520	30,567
Omnicom Group, Inc. (Advertising)	380	26,406
Oracle Corp. (Software)	6,365	256,510
O’Reilly Automotive, Inc.* (Retail)	285	64,404
PACCAR, Inc. (Auto Manufacturers)	570	36,372
Pall Corp. (Miscellaneous Manufacturing)	190	23,646
Patterson Cos., Inc. (Healthcare-Products)	190	9,244
Paychex, Inc. (Software)	665	31,175
PepsiCo, Inc. (Beverages)	2,660	248,283
PerkinElmer, Inc. (Electronics)	190	10,002
Perrigo Co. PLC (Pharmaceuticals)	190	35,118
Philip Morris International, Inc. (Agriculture)	2,565	205,636
Pioneer Natural Resources Co. (Oil & Gas)	285	39,527
Plum Creek Timber Co., Inc. (REIT)	285	11,562
PPG Industries, Inc. (Chemicals)	570	65,390
Praxair, Inc. (Chemicals)	475	56,786
Precision Castparts Corp. (Metal Fabricate/Hardware)	190	37,975
Public Storage (REIT)	475	87,576
PulteGroup, Inc. (Home Builders)	570	11,486
Qorvo, Inc.* (Semiconductors)	475	38,128
QUALCOMM, Inc. (Semiconductors)	4,940	309,392
Quanta Services, Inc.* (Commercial Services)	285	8,214
Ralph Lauren Corp. (Apparel)	95	12,574
Range Resources Corp. (Oil & Gas)	475	23,456
Realty Income Corp. (REIT)	665	29,519
Red Hat, Inc.* (Software)	570	43,280
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	190	96,925
Regions Financial Corp. (Banks)	1,805	18,700
Reynolds American, Inc. (Agriculture)	1,235	92,205
Robert Half International, Inc. (Commercial Services)	380	21,090
Rockwell Automation, Inc. (Machinery-Diversified)	190	23,682
Rockwell Collins, Inc. (Aerospace/Defense)	285	26,320
Roper Technologies, Inc. (Machinery-Diversified)	190	32,767
Ross Stores, Inc. (Retail)	1,235	60,033
Royal Caribbean Cruises, Ltd. (Leisure Time)	285	22,427
Salesforce.com, Inc.* (Software)	1,235	85,993
SanDisk Corp. (Computers)	665	38,716
Schlumberger, Ltd. (Oil & Gas Services)	1,805	155,573
Scripps Networks Interactive, Inc.—Class A (Media)	285	18,630
Seagate Technology PLC (Computers)	950	45,125
Sealed Air Corp. (Packaging & Containers)	380	19,524
Sempra Energy (Gas)	380	37,598
Sigma-Aldrich Corp. (Chemicals)	380	52,953
Simon Property Group, Inc. (REIT)	950	164,369
Skyworks Solutions, Inc. (Semiconductors)	570	59,337
SL Green Realty Corp. (REIT)	190	20,879
Snap-on, Inc. (Hand/Machine Tools)	95	15,129
Southwest Airlines Co. (Airlines)	1,995	66,015
Spectra Energy Corp. (Pipelines)	1,045	34,067
St. Jude Medical, Inc. (Healthcare-Products)	570	41,650
Starbucks Corp. (Retail)	3,040	162,990
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	285	23,111
Stericycle, Inc.* (Environmental Control)	285	38,164
Stryker Corp. (Healthcare-Products)	855	81,711
Symantec Corp. (Internet)	1,140	26,505
T. Rowe Price Group, Inc. (Diversified Financial Services)	570	44,306
TE Connectivity, Ltd. (Electronics)	570	36,651
Tenet Healthcare Corp.* (Healthcare-Services)	190	10,997
Teradata Corp.* (Computers)	190	7,030
Texas Instruments, Inc. (Semiconductors)	1,995	102,762
Textron, Inc. (Miscellaneous Manufacturing)	380	16,959
The Allstate Corp. (Insurance)	475	30,813
The Boeing Co. (Aerospace/Defense)	950	131,783
The Charles Schwab Corp. (Diversified Financial Services)	2,280	74,442
The Clorox Co. (Household Products/Wares)	190	19,764
The Coca-Cola Co. (Beverages)	6,650	260,879
The Dun & Bradstreet Corp. (Software)	95	11,590
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	380	32,931
The Gap, Inc. (Retail)	380	14,505
The Hershey Co. (Food)	285	25,317
The Home Depot, Inc. (Retail)	3,895	432,850
The Interpublic Group of Cos., Inc. (Advertising)	570	10,984
The Kroger Co. (Food)	665	48,219
The Macerich Co. (REIT)	380	28,348
The Priceline Group, Inc.* (Internet)	190	218,760
The Procter & Gamble Co. (Cosmetics/ Personal Care)	3,990	312,178
The Sherwin-Williams Co. (Chemicals)	285	78,381
The TJX Cos., Inc. (Retail)	1,330	88,006
The Walt Disney Co. (Media)	4,655	531,321
The Western Union Co. (Commercial Services)	855	17,382
The Williams Cos., Inc.* (Pipelines)	1,995	114,493
Thermo Fisher Scientific, Inc. (Electronics)	1,235	160,253
Tiffany & Co. (Retail)	190	17,442
Time Warner Cable, Inc. (Media)	570	101,557

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 55

Common Stocks, continued

	Shares	Value
Time Warner, Inc. (Media)	2,470	$215,903
Total System Services, Inc. (Commercial Services)	380	15,873
Tractor Supply Co. (Retail)	380	34,177
TripAdvisor, Inc.* (Internet)	380	33,113
Twenty-First Century Fox, Inc.—Class A (Media)	3,040	98,937
Tyco International PLC (Electronics)	665	25,589
U.S. Bancorp (Banks)	2,565	111,321
Under Armour, Inc.*—Class A (Apparel)	475	39,634
Union Pacific Corp. (Transportation)	2,660	253,684
United Parcel Service, Inc.—Class B (Transportation)	1,235	119,684
United Rentals, Inc.* (Commercial Services)	285	24,972
UnitedHealth Group, Inc. (Healthcare-Services)	1,425	173,850
Universal Health Services, Inc.—Class B (Healthcare-Services)	190	26,999
V.F. Corp. (Apparel)	1,045	72,878
Varian Medical Systems, Inc.* (Healthcare-Products)	190	16,023
Ventas, Inc. (REIT)	950	58,986
VeriSign, Inc.* (Internet)	285	17,590
Vertex Pharmaceuticals, Inc.* (Biotechnology)	475	58,653
Viacom, Inc.—Class B (Media)	570	36,845
Visa, Inc.—Class A (Diversified Financial Services)	5,795	389,134
Vornado Realty Trust (REIT)	285	27,055
Vulcan Materials Co. (Building Materials)	285	23,920
W.W. Grainger, Inc. (Distribution/Wholesale)	95	22,481
Waste Management, Inc. (Environmental Control)	665	30,823
Waters Corp.* (Electronics)	190	24,392
WEC Energy Group, Inc. (Electric)	487	21,908
Wells Fargo & Co. (Banks)	5,605	315,225
Western Digital Corp. (Computers)	665	52,149
Weyerhaeuser Co. (REIT)	1,140	35,910
Wyndham Worldwide Corp. (Lodging)	380	31,126
Wynn Resorts, Ltd. (Lodging)	285	28,121
Xilinx, Inc. (Semiconductors)	380	16,781
Yahoo!, Inc.* (Internet)	2,660	104,511
YUM! Brands, Inc. (Retail)	760	68,461
Zimmer Holdings, Inc. (Healthcare-Products)	380	41,507
Zoetis, Inc. (Pharmaceuticals)	1,520	73,294
TOTAL COMMON STOCKS (Cost $14,678,505)		29,053,233
TOTAL INVESTMENT SECURITIES (Cost $14,678,505)—100.4%		29,053,233
Net other assets (liabilities)—(0.4)%		(104,588)
NET ASSETS—100.0%		$28,948,645

*                      Non-income producing security

(a)              Number of shares is less than 0.50

(b)              Amount is less than $0.50.

ProFund VP Large-Cap Growth invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Advertising	$37,390	0.1%
Aerospace/Defense	403,500	1.4%
Agriculture	585,921	2.0%
Airlines	228,183	0.8%
Apparel	415,990	1.4%
Auto Manufacturers	36,372	0.1%
Banks	467,037	1.6%
Beverages	795,857	2.8%
Biotechnology	1,692,068	5.8%
Building Materials	63,475	0.2%
Chemicals	622,611	2.2%
Commercial Services	655,086	2.3%
Computers	2,660,238	9.3%
Cosmetics/Personal Care	444,532	1.5%
Distribution/Wholesale	74,622	0.2%
Diversified Financial Services	1,072,558	3.7%
Electric	170,672	0.6%
Electrical Components & Equipment	26,021	0.1%
Electronics	495,385	1.7%
Environmental Control	68,987	0.2%
Food	278,235	1.0%
Gas	68,099	0.2%
Hand/Machine Tools	15,129	0.1%
Healthcare-Products	951,364	3.3%
Healthcare-Services	432,027	1.4%
Home Builders	69,170	0.2%
Home Furnishings	41,097	0.1%
Household Products/Wares	80,167	0.3%
Housewares	23,433	0.1%
Insurance	132,026	0.5%
Internet	2,775,413	9.6%
Leisure Time	43,840	0.2%
Lodging	131,851	0.5%
Machinery-Diversified	56,449	0.2%
Media	1,574,404	5.4%
Metal Fabricate/Hardware	37,975	0.1%
Miscellaneous Manufacturing	283,486	1.0%
Oil & Gas	346,794	1.2%
Oil & Gas Services	190,206	0.7%
Packaging & Containers	39,517	0.1%
Pharmaceuticals	2,449,829	8.5%
Pipelines	349,148	1.2%
Real Estate	31,635	0.1%
REIT	1,155,260	3.9%
Retail	2,007,678	7.0%
Semiconductors	1,420,023	4.9%
Software	1,998,776	6.8%
Telecommunications	337,595	1.2%
Textiles	18,136	0.1%
Toys/Games/Hobbies	14,210	NM
Transportation	683,756	2.5%
Other**	(104,588)	(0.4)%
Total	$28,948,645	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM              Not meaningful, amount is less than 0.05%.

REIT         Real Estate Investment Trust

See accompanying notes to financial statements.

56 :: ProFund VP Large-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$14,678,505
Securities, at value	29,053,233
Total Investment Securities, at value	29,053,233
Dividends receivable	29,866
Receivable for investments sold	500
Prepaid expenses	554
TOTAL ASSETS	29,084,153

LIABILITIES:
Payable for investments purchased	23,398
Payable for capital shares redeemed	43,579
Cash overdraft	11,472
Advisory fees payable	18,919
Management services fees payable	2,522
Administration fees payable	827
Administrative services fees payable	10,329
Distribution fees payable	9,327
Trustee fees payable	7
Transfer agency fees payable	2,471
Fund accounting fees payable	969
Compliance services fees payable	196
Other accrued expenses	11,492
TOTAL LIABILITIES	135,508
NET ASSETS	$28,948,645

NET ASSETS CONSIST OF:
Capital	$14,580,279
Accumulated net investment income (loss)	(8,403)
Accumulated net realized gains (losses) on investments	2,041
Net unrealized appreciation (depreciation) on investments	14,374,728
NET ASSETS	$28,948,645

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	496,292
Net Asset Value (offering and redemption price per share)	$58.33

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$315,673
Interest	12
Foreign tax withholding	(102)
TOTAL INVESTMENT INCOME	315,583

EXPENSES:
Advisory fees	147,637
Management services fees	19,685
Administration fees	6,366
Transfer agency fees	9,142
Administrative services fees	61,620
Distribution fees	49,212
Custody fees	5,345
Fund accounting fees	9,496
Trustee fees	454
Compliance services fees	196
Other fees	15,434
Recoupment of prior expenses reduced by the Advisor	6,121
TOTAL NET EXPENSES	330,708
NET INVESTMENT INCOME (LOSS)	(15,125)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,470,090
Change in net unrealized appreciation/depreciation on investments	(1,461,698)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,008,392

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$993,267

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Large-Cap Growth :: 57

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(15,125)	$5,885
Net realized gains (losses) on investments	2,470,090	2,223,107
Change in net unrealized appreciation/depreciation on investments	(1,461,698)	1,887,019
Change in net assets resulting from operations	993,267	4,116,011

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(35,982)
Change in net assets resulting from distributions	—	(35,982)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,795,873	49,441,729
Dividends reinvested	—	35,982
Value of shares redeemed	(38,342,391)	(42,945,982)
Change in net assets resulting from capital transactions	(19,546,518)	6,531,729
Change in net assets	(18,553,251)	10,611,758

NET ASSETS:
Beginning of period	47,501,896	36,890,138
End of period	$28,948,645	$47,501,896
Accumulated net investment income (loss)	$(8,403)	$6,722

SHARE TRANSACTIONS:
Issued	323,744	922,167
Reinvested	—	686
Redeemed	(657,495)	(819,730)
Change in shares	(333,751)	103,123

See accompanying notes to financial statements.

58 :: ProFund VP Large-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$57.23		$50.75	$38.98	$34.60	$33.56	$29.67

Investment Activities:
Net investment income (loss)(a)	(0.02)		0.01	0.07	0.12	0.03	— (b)
Net realized and unrealized gains (losses) on investments	1.12		6.54	11.86	4.29	1.01	3.91
Total income (loss) from investment activities	1.10		6.55	11.93	4.41	1.04	3.91

Distributions to Shareholders From:
Net investment income	—		(0.07)	(0.16)	(0.03)	—	(0.02)

Net Asset Value, End of Period	$58.33		$57.23	$50.75	$38.98	$34.60	$33.56

Total Return	1.92	%(c)	12.93%	30.66%	12.72%	3.13%	13.18%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.76%	1.78%	1.86%	1.84%	1.83%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.08)%		0.02%	0.15%	0.31%	0.08%	(0.01)%

Supplemental Data:
Net assets, end of period (000’s)	$28,949		$47,502	$36,890	$25,538	$29,859	$36,264
Portfolio turnover rate(e)	45	%(c)	124%	81%	177%	306%	232%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                  Amount is less than $0.005.

(c)                   Not annualized for periods less than one year.

(d)                  Annualized for periods less than one year.

(e)                   Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 59

Investment Objective: The ProFund VP Mid-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Towers Watson & Co.	1.1%
HollyFrontier Corp.	1.1%
Everest Re Group, Ltd.	1.1%
New York Community Bancorp, Inc.	1.1%
Community Health Systems, Inc.	1.0%

S&P MidCap 400 Value Index — Composition

% of Index
Financials	27%
Industrials	16%
Information Technology	14%
Consumer Discretionary	10%
Materials	9%
Energy	8%
Utilities	7%
Health Care	5%
Consumer Staples	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.4%)

	Shares	Value
3D Systems Corp.* (Computers)	1,134	$22,136
A.O. Smith Corp. (Miscellaneous Manufacturing)	648	46,643
Aaron’s, Inc. (Commercial Services)	1,620	58,660
Abercrombie & Fitch Co.—Class A (Retail)	1,782	38,331
Acxiom Corp.* (Software)	1,944	34,176
Advanced Micro Devices, Inc.* (Semiconductors)	15,876	38,102
Advent Software, Inc. (Software)	486	21,486
AECOM* (Engineering & Construction)	3,807	125,936
AGCO Corp. (Machinery-Diversified)	2,025	114,979
Albemarle Corp. (Chemicals)	2,835	156,691
Alexandria Real Estate Equities, Inc. (REIT)	567	49,590
Alleghany Corp.* (Insurance)	243	113,909
Alliant Energy Corp. (Electric)	2,835	163,636
Allscripts Healthcare Solutions, Inc.* (Software)	4,293	58,728
American Campus Communities, Inc. (REIT)	891	33,582
American Eagle Outfitters, Inc. (Retail)	4,455	76,715
American Financial Group, Inc. (Insurance)	1,863	121,170
ANN, Inc.* (Retail)	1,134	54,761
ANSYS, Inc.* (Software)	810	73,904
Apollo Education Group, Inc.*—Class A (Commercial Services)	2,430	31,298
AptarGroup, Inc. (Miscellaneous Manufacturing)	1,620	103,307
Aqua America, Inc. (Water)	1,863	45,625
Arrow Electronics, Inc.* (Electronics)	2,430	135,594
Arthur J. Gallagher & Co. (Insurance)	1,458	68,963
Ascena Retail Group, Inc.* (Retail)	3,321	55,311
Ashland, Inc. (Chemicals)	810	98,739
Aspen Insurance Holdings, Ltd. (Insurance)	1,539	73,718
Associated Banc-Corp. (Banks)	3,888	78,810
Atmel Corp. (Semiconductors)	10,530	103,773
Atmos Energy Corp. (Gas)	2,511	128,764
Atwood Oceanics, Inc. (Oil & Gas)	1,539	40,691
Avnet, Inc. (Electronics)	3,402	139,856
Avon Products, Inc. (Cosmetics/Personal Care)	11,016	68,960
B/E Aerospace, Inc. (Aerospace/Defense)	972	53,363
BancorpSouth, Inc. (Banks)	2,187	56,337
Bank of Hawaii Corp. (Banks)	1,134	75,615
Belden, Inc. (Electrical Components & Equipment)	486	39,478
Bemis Co., Inc. (Packaging & Containers)	2,430	109,375
Big Lots, Inc. (Retail)	729	32,798
BioMed Realty Trust, Inc. (REIT)	2,511	48,563
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	486	73,196
Bio-Techne Corp. (Healthcare-Products)	324	31,904
Black Hills Corp. (Electric)	1,134	49,499
Broadridge Financial Solutions, Inc. (Software)	972	48,610
Brown & Brown, Inc. (Insurance)	1,053	34,602
Cabela’s, Inc.* (Retail)	1,215	60,726
Cabot Corp. (Chemicals)	1,620	60,410
California Resources Corp. (Oil & Gas)	2,916	17,613
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	891	89,206
Carpenter Technology Corp. (Iron/Steel)	1,296	50,129
Casey’s General Stores, Inc. (Retail)	972	93,059
Cathay General Bancorp (Banks)	1,863	60,454
CDK Global, Inc. (Software)	1,296	69,958
Chico’s FAS, Inc. (Retail)	3,645	60,616
Ciena Corp.* (Telecommunications)	2,997	70,969
Cinemark Holdings, Inc. (Entertainment)	1,296	52,061
City National Corp. (Banks)	1,215	109,823
CLARCOR, Inc. (Miscellaneous Manufacturing)	486	30,249
Clean Harbors, Inc.* (Environmental Control)	1,377	74,000
Cleco Corp. (Electric)	1,539	82,875
CNO Financial Group, Inc. (Insurance)	4,941	90,667
Commerce Bancshares, Inc. (Banks)	2,106	98,498
Commercial Metals Co. (Iron/Steel)	2,916	46,889
Communications Sales & Leasing, Inc. (REIT)	891	22,026
Community Health Systems, Inc.* (Healthcare-Services)	2,997	188,722
CommVault Systems, Inc.* (Software)	486	20,611
Compass Minerals International, Inc. (Mining)	324	26,613
Convergys Corp. (Computers)	2,511	64,005
Con-way, Inc. (Transportation)	1,458	55,944

See accompanying notes to financial statements.

60 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
CoreLogic, Inc.* (Diversified Financial Services)	1,053	$41,794
Corporate Office Properties Trust (REIT)	891	20,974
Corrections Corp. of America (REIT)	2,916	96,461
Crane Co. (Miscellaneous Manufacturing)	1,215	71,357
Cree, Inc.* (Semiconductors)	2,754	71,687
CST Brands, Inc. (Retail)	1,944	75,933
Cullen/Frost Bankers, Inc. (Banks)	1,377	108,205
Cypress Semiconductor Corp. (Semiconductors)	4,536	53,343
Dana Holding Corp. (Auto Parts & Equipment)	4,131	85,016
Dean Foods Co. (Food)	2,349	37,983
Deluxe Corp. (Commercial Services)	486	30,132
Denbury Resources, Inc. (Oil & Gas)	8,991	57,183
DeVry Education Group, Inc. (Commercial Services)	729	21,855
Dick’s Sporting Goods, Inc. (Retail)	2,430	125,801
Diebold, Inc. (Computers)	1,620	56,700
Domtar Corp. (Forest Products & Paper)	1,620	67,068
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,620	57,996
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	1,863	49,146
Dril-Quip, Inc.* (Oil & Gas Services)	486	36,572
DST Systems, Inc. (Computers)	324	40,818
East West Bancorp, Inc. (Banks)	1,944	87,130
Eaton Vance Corp. (Diversified Financial Services)	1,377	53,882
Energen Corp. (Oil & Gas)	1,863	127,243
Energizer Holdings, Inc. (Electrical Components & Equipment)	729	95,900
Equity One, Inc. (REIT)	648	15,124
Esterline Technologies Corp.* (Aerospace/Defense)	324	30,890
Everest Re Group, Ltd. (Insurance)	1,134	206,400
Fairchild Semiconductor International, Inc.* (Semiconductors)	2,916	50,680
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,134	37,978
FEI Co. (Electronics)	567	47,021
First American Financial Corp. (Insurance)	2,754	102,476
First Horizon National Corp. (Banks)	2,916	45,694
First Niagara Financial Group, Inc. (Savings & Loans)	8,910	84,110
FirstMerit Corp. (Banks)	4,212	87,736
Flowers Foods, Inc. (Food)	4,698	99,362
Fortune Brands Home & Security, Inc. (Building Materials)	1,377	63,094
FTI Consulting, Inc.* (Commercial Services)	1,053	43,426
Fulton Financial Corp. (Banks)	4,455	58,182
GATX Corp. (Trucking & Leasing)	567	30,136
Genesee & Wyoming, Inc.*—Class A (Transportation)	486	37,023
Graco, Inc. (Machinery-Diversified)	486	34,521
Graham Holdings Co.—Class B (Commercial Services)	81	87,079
Granite Construction, Inc. (Engineering & Construction)	891	31,639
Great Plains Energy, Inc. (Electric)	3,888	93,934
Greif, Inc.—Class A (Packaging & Containers)	891	31,942
GUESS?, Inc. (Retail)	1,620	31,055
Gulfport Energy Corp.* (Oil & Gas)	2,673	107,587
Halyard Health, Inc.* (Healthcare-Products)	1,134	45,927
Hancock Holding Co. (Banks)	1,944	62,033
Hawaiian Electric Industries, Inc. (Electric)	2,673	79,468
HCC Insurance Holdings, Inc. (Insurance)	2,430	186,721
Health Net, Inc.* (Healthcare-Services)	1,944	124,649
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	2,511	31,714
Herman Miller, Inc. (Office Furnishings)	1,539	44,523
Highwoods Properties, Inc. (REIT)	810	32,360
Hill-Rom Holdings, Inc. (Healthcare-Products)	648	35,206
HMS Holdings Corp.* (Commercial Services)	1,053	18,080
HNI Corp. (Office Furnishings)	486	24,859
HollyFrontier Corp. (Oil & Gas)	4,941	210,930
Home Properties, Inc. (REIT)	648	47,336
Hospitality Properties Trust (REIT)	1,377	39,685
Hubbell, Inc.—Class B (Electrical Components & Equipment)	729	78,936
Huntington Ingalls Industries, Inc. (Shipbuilding)	648	72,958
IDACORP, Inc. (Electric)	648	36,379
IDEX Corp. (Machinery-Diversified)	810	63,650
Informatica Corp.* (Software)	1,215	58,891
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	3,969	99,344
Ingredion, Inc. (Food)	1,782	142,222
Integrated Device Technology, Inc.* (Semiconductors)	1,134	24,608
International Bancshares Corp. (Banks)	1,458	39,176
International Speedway Corp.—Class A (Entertainment)	729	26,732
Intersil Corp.—Class A (Semiconductors)	3,321	41,546
IPG Photonics Corp.* (Semiconductors)	324	27,597
J.C. Penney Co., Inc.* (Retail)	7,695	65,177
Jabil Circuit, Inc. (Electronics)	4,860	103,469
Jack Henry & Associates, Inc. (Computers)	648	41,926
Janus Capital Group, Inc. (Diversified Financial Services)	1,701	29,121
Jarden Corp.* (Leisure Time)	1,863	96,410
JDS Uniphase Corp.* (Telecommunications)	5,913	68,473
John Wiley & Sons, Inc. (Media)	567	30,828
Kate Spade & Co.* (Retail)	1,620	34,895
KB Home (Home Builders)	1,296	21,514
KBR, Inc. (Engineering & Construction)	3,645	71,005
Kemper Corp. (Insurance)	1,215	46,838
Kennametal, Inc. (Hand/Machine Tools)	2,025	69,093
Keysight Technologies, Inc.* (Electronics)	1,296	40,422
Kirby Corp.* (Transportation)	567	43,466
KLX, Inc.* (Aerospace/Defense)	1,296	57,192
Knowles Corp.* (Electronics)	2,187	39,585
Lancaster Colony Corp. (Food)	243	22,077
Leidos Holdings, Inc. (Computers)	1,539	62,129
Lennox International, Inc. (Building Materials)	405	43,614
Lexmark International, Inc.—Class A (Computers)	1,539	68,024
Liberty Property Trust (REIT)	3,807	122,661
LifePoint Health, Inc.* (Healthcare-Services)	567	49,301
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	972	59,185
Louisiana-Pacific Corp.* (Building Materials)	3,564	60,695
M.D.C. Holdings, Inc. (Home Builders)	972	29,131
Mack-Cali Realty Corp. (REIT)	2,106	38,814
ManpowerGroup, Inc. (Commercial Services)	1,944	173,755
MDU Resources Group, Inc. (Electric)	4,941	96,498
Mentor Graphics Corp. (Computers)	2,511	66,366
Mercury General Corp. (Insurance)	891	49,584
Meredith Corp. (Media)	891	46,465
Mid-America Apartment Communities, Inc. (REIT)	729	53,078

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 61

Common Stocks, continued

	Shares	Value
MSA Safety, Inc. (Environmental Control)	405	$19,647
MSC Industrial Direct Co., Inc.—Class A (Retail)	567	39,560
MSCI, Inc.—Class A (Software)	972	59,827
Murphy USA, Inc.* (Oil & Gas)	1,053	58,778
Nabors Industries, Ltd. (Oil & Gas)	7,371	106,364
National Fuel Gas Co. (Gas)	1,134	66,781
National Instruments Corp. (Electronics)	1,134	33,408
National Retail Properties, Inc. (REIT)	1,377	48,209
NCR Corp.* (Computers)	4,293	129,219
NeuStar, Inc.*—Class A (Telecommunications)	1,377	40,222
New York Community Bancorp, Inc. (Savings & Loans)	11,178	205,452
NewMarket Corp. (Chemicals)	81	35,955
NOW, Inc.* (Oil & Gas Services)	2,673	53,219
Oceaneering International, Inc. (Oil & Gas Services)	1,053	49,059
Office Depot, Inc.* (Retail)	12,474	108,025
OGE Energy Corp. (Electric)	5,022	143,479
Oil States International, Inc.* (Oil & Gas Services)	1,296	48,250
Old Republic International Corp. (Insurance)	6,075	94,952
Olin Corp. (Chemicals)	1,944	52,391
Omnicare, Inc. (Pharmaceuticals)	972	91,611
ONE Gas, Inc. (Gas)	1,296	55,158
Orbital ATK, Inc. (Aerospace/Defense)	1,539	112,902
Oshkosh Corp. (Machinery-Construction & Mining)	1,944	82,387
Owens & Minor, Inc. (Pharmaceuticals)	1,620	55,080
PacWest Bancorp (Banks)	1,296	60,601
Panera Bread Co.*—Class A (Retail)	162	28,313
Patterson-UTI Energy, Inc. (Oil & Gas)	3,726	70,105
Plantronics, Inc. (Telecommunications)	324	18,244
PNM Resources, Inc. (Electric)	1,134	27,896
Polycom, Inc.* (Telecommunications)	3,402	38,919
PolyOne Corp. (Chemicals)	972	38,073
Post Holdings, Inc.* (Food)	729	39,315
Potlatch Corp. (REIT)	486	17,166
Prosperity Bancshares, Inc. (Banks)	1,539	88,862
QEP Resources, Inc. (Oil & Gas)	4,050	74,966
Questar Corp. (Gas)	2,268	47,424
R.R. Donnelley & Sons Co. (Commercial Services)	5,265	91,769
Raymond James Financial, Inc. (Diversified Financial Services)	1,701	101,345
Rayonier, Inc. (REIT)	3,240	82,782
Regal Beloit Corp. (Hand/Machine Tools)	1,134	82,317
Reinsurance Group of America, Inc. (Insurance)	1,701	161,374
Reliance Steel & Aluminum Co. (Iron/Steel)	1,863	112,674
Rent-A-Center, Inc. (Commercial Services)	1,377	39,038
ResMed, Inc. (Healthcare-Products)	1,053	59,358
Rollins, Inc. (Commercial Services)	729	20,798
Rosetta Resources, Inc.* (Oil & Gas)	1,944	44,984
Rovi Corp.* (Semiconductors)	1,215	19,379
Rowan Cos. PLC—Class A (Oil & Gas)	3,159	66,686
Royal Gold, Inc. (Mining)	567	34,922
RPM International, Inc. (Chemicals)	1,134	55,532
Science Applications International Corp. (Computers)	972	51,370
Senior Housing Properties Trust (REIT)	2,997	52,597
Sensient Technologies Corp. (Chemicals)	567	38,749
Silgan Holdings, Inc. (Packaging & Containers)	1,053	55,556
Silicon Laboratories, Inc.* (Semiconductors)	324	17,499
SLM Corp.* (Diversified Financial Services)	5,670	55,963
SM Energy Co. (Oil & Gas)	1,701	78,450
Solera Holdings, Inc. (Software)	729	32,484
Sonoco Products Co. (Packaging & Containers)	2,511	107,621
Sotheby’s—Class A (Commercial Services)	1,539	69,625
SPX Corp. (Miscellaneous Manufacturing)	1,053	76,227
StanCorp Financial Group, Inc. (Insurance)	1,053	79,617
Steel Dynamics, Inc. (Iron/Steel)	6,075	125,844
Stifel Financial Corp.* (Diversified Financial Services)	1,701	98,216
SunEdison, Inc.* (Energy-Alternate Sources)	2,916	87,218
Superior Energy Services, Inc. (Oil & Gas Services)	3,807	80,099
SUPERVALU, Inc.* (Food)	2,754	22,280
SVB Financial Group* (Banks)	486	69,974
Synopsys, Inc.* (Computers)	1,377	69,745
Synovus Financial Corp. (Banks)	3,402	104,850
Talen Energy Corp.* (Electric)	1,134	19,459
Tanger Factory Outlet Centers, Inc. (REIT)	729	23,109
Taubman Centers, Inc. (REIT)	486	33,777
TCF Financial Corp. (Banks)	4,293	71,307
Tech Data Corp.* (Electronics)	891	51,286
Teledyne Technologies, Inc.* (Aerospace/Defense)	324	34,185
Teleflex, Inc. (Healthcare-Products)	405	54,857
Telephone & Data Systems, Inc. (Telecommunications)	2,511	73,823
Teradyne, Inc. (Semiconductors)	5,427	104,687
Terex Corp. (Machinery-Construction & Mining)	2,673	62,147
The Cheesecake Factory, Inc. (Retail)	567	30,921
The Chemours Co.* (Chemicals)	3,078	49,248
The Hanover Insurance Group, Inc. (Insurance)	1,134	83,950
The New York Times Co.—Class A (Media)	3,321	45,332
The Scotts Miracle-Gro Co.—Class A (Housewares)	567	33,572
The Timken Co. (Metal Fabricate/Hardware)	1,863	68,130
The Wendy’s Co. (Retail)	3,240	36,547
Thor Industries, Inc. (Home Builders)	648	36,469
Thoratec Corp.* (Healthcare-Products)	1,377	61,373
Tidewater, Inc. (Transportation)	1,215	27,617
Time, Inc. (Media)	2,754	63,370
TimkenSteel Corp. (Metal Fabricate/Hardware)	972	26,234
Tootsie Roll Industries, Inc. (Food)	486	15,703
Towers Watson & Co.—Class A (Commercial Services)	1,782	224,176
TreeHouse Foods, Inc.* (Food)	567	45,944
Trimble Navigation, Ltd.* (Electronics)	2,673	62,709
Triumph Group, Inc. (Aerospace/Defense)	1,215	80,178
Trustmark Corp. (Banks)	1,701	42,491
Tupperware Brands Corp. (Housewares)	1,296	83,644
Umpqua Holdings Corp. (Banks)	5,589	100,546
Unit Corp.* (Oil & Gas)	1,215	32,951
United Natural Foods, Inc.* (Food)	1,296	82,529
United States Steel Corp. (Iron/Steel)	3,645	75,160
Urban Edge Properties (REIT)	729	15,156
Valley National Bancorp (Banks)	5,589	57,623
Valmont Industries, Inc. (Metal Fabricate/Hardware)	567	67,399
Vectren Corp. (Gas)	972	37,403
Vishay Intertechnology, Inc. (Electronics)	3,402	39,735
Vista Outdoor, Inc.* (Retail)	972	43,643
W.R. Berkley Corp. (Insurance)	1,377	71,508
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,134	53,650
Washington Federal, Inc. (Savings & Loans)	2,430	56,741

See accompanying notes to financial statements.

62 :: ProFund VP Mid-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Waste Connections, Inc. (Environmental Control)	1,296	$61,068
Watsco, Inc. (Distribution/Wholesale)	729	90,206
Webster Financial Corp. (Banks)	2,268	89,699
WellCare Health Plans, Inc.* (Healthcare-Services)	1,134	96,197
Werner Enterprises, Inc. (Transportation)	567	14,884
Westar Energy, Inc. (Electric)	3,321	113,645
Western Refining, Inc. (Oil & Gas)	1,782	77,731
WGL Holdings, Inc. (Gas)	1,215	65,962
Woodward, Inc. (Electronics)	567	31,179
World Fuel Services Corp. (Retail)	1,782	85,447
Worthington Industries, Inc. (Iron/Steel)	1,215	36,523
WP GLIMCHER, Inc. (REIT)	4,698	63,564
WPX Energy, Inc.* (Oil & Gas)	5,184	63,660
TOTAL COMMON STOCKS (Cost $14,295,330)		19,406,411
TOTAL INVESTMENT SECURITIES (Cost $14,295,330)—99.4%		19,406,411
Net other assets (liabilities)—0.6%		113,391
NET ASSETS—100.0%		$19,519,802

*                      Non-income producing security

ProFund VP Mid-Cap Value invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$368,710	1.9%
Auto Parts & Equipment	85,016	0.4%
Banks	1,653,646	8.4%
Biotechnology	73,196	0.4%
Building Materials	167,403	0.8%
Chemicals	585,788	3.1%
Commercial Services	909,691	4.6%
Computers	672,438	3.5%
Cosmetics/Personal Care	68,960	0.4%
Distribution/Wholesale	189,550	1.0%
Diversified Financial Services	471,949	2.4%
Electric	906,768	4.6%
Electrical Components & Equipment	214,314	1.1%
Electronics	724,264	3.8%
Energy-Alternate Sources	87,218	0.4%
Engineering & Construction	228,580	1.2%
Entertainment	127,939	0.7%
Environmental Control	154,715	0.8%
Food	507,415	2.5%
Forest Products & Paper	67,068	0.3%
Gas	401,492	2.1%
Hand/Machine Tools	210,595	1.1%
Healthcare-Products	288,625	1.4%
Healthcare-Services	458,869	2.3%
Home Builders	87,114	0.4%
Housewares	117,216	0.6%
Insurance	1,586,449	8.1%
Iron/Steel	447,219	2.3%
Leisure Time	96,410	0.5%
Machinery-Construction & Mining	144,534	0.7%
Machinery-Diversified	213,150	1.1%
Media	185,995	0.9%
Metal Fabricate/Hardware	161,763	0.8%
Mining	61,535	0.3%
Miscellaneous Manufacturing	474,985	2.3%
Office Furnishings	69,382	0.4%
Oil & Gas	1,235,922	6.4%
Oil & Gas Services	298,913	1.6%
Packaging & Containers	304,494	1.6%
Pharmaceuticals	146,691	0.8%
REIT	956,614	4.9%
Retail	1,177,634	6.1%
Savings & Loans	346,303	1.8%
Semiconductors	552,901	2.8%
Shipbuilding	72,958	0.4%
Software	478,675	2.5%
Telecommunications	310,650	1.6%
Transportation	178,934	0.9%
Trucking & Leasing	30,136	0.2%
Water	45,625	0.2%
Other**	113,391	0.6%
Total	$19,519,802	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT         Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Value :: 63

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$14,295,330
Securities, at value	19,406,411
Total Investment Securities, at value	19,406,411
Dividends receivable	21,991
Receivable for capital shares issued	2,558
Receivable for investments sold	312,909
Prepaid expenses	256
TOTAL ASSETS	19,744,125

LIABILITIES:
Payable for investments purchased	124,228
Payable for capital shares redeemed	34,999
Cash overdraft	29,118
Advisory fees payable	11,981
Management services fees payable	1,597
Administration fees payable	524
Administrative services fees payable	6,291
Distribution fees payable	4,840
Transfer agency fees payable	1,550
Fund accounting fees payable	613
Compliance services fees payable	100
Other accrued expenses	8,482
TOTAL LIABILITIES	224,323
NET ASSETS	$19,519,802

NET ASSETS CONSIST OF:
Capital	$16,448,552
Accumulated net investment income (loss)	14,714
Accumulated net realized gains (losses) on investments	(2,054,545)
Net unrealized appreciation (depreciation) on investments	5,111,081
NET ASSETS	$19,519,802

Shares of Beneficial Interest Outstanding unlimited number of shares authorized, no par value)	482,439
Net Asset Value (offering and redemption price per share)	$40.46

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$180,394
Interest	6
TOTAL INVESTMENT INCOME	180,400

EXPENSES:
Advisory fees	74,744
Management services fees	9,966
Administration fees	3,839
Transfer agency fees	5,501
Administrative services fees	33,966
Distribution fees	24,915
Custody fees	4,151
Fund accounting fees	5,965
Trustee fees	270
Compliance services fees	102
Other fees	9,314
Total Gross Expenses before reductions	172,733
Expenses reduced and reimbursed by the Advisor	(5,306)
TOTAL NET EXPENSES	167,427
NET INVESTMENT INCOME (LOSS)	12,973

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	188,290
Change in net unrealized appreciation/depreciation on investments	(5,900)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	182,390

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$195,363

See accompanying notes to financial statements.

64 :: ProFund VP Mid-Cap Value :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$12,973	$26,554
Net realized gains (losses) on investments	188,290	4,196,750
Change in net unrealized appreciation/depreciation on investments	(5,900)	(2,411,543)
Change in net assets resulting from operations	195,363	1,811,761

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(24,812)	(32,312)
Net realized gains on investments	(891,445)	—
Change in net assets resulting from distributions	(916,257)	(32,312)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,211,627	43,209,459
Dividends reinvested	916,257	32,312
Value of shares redeemed	(14,910,166)	(54,401,860)
Change in net assets resulting from capital transactions	1,217,718	(11,160,089)
Change in net assets	496,824	(9,380,640)

NET ASSETS:
Beginning of period	19,022,978	28,403,618
End of period	$19,519,802	$19,022,978
Accumulated net investment income (loss)	$14,714	$26,553

SHARE TRANSACTIONS:
Issued	359,942	1,073,165
Reinvested	22,391	811
Redeemed	(351,628)	(1,364,700)
Change in shares	30,705	(290,724)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Value :: 65

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$42.11		$38.26	$29.04	$24.95	$26.01	$21.66

Investment Activities:
Net investment income (loss)(a)	0.03		0.04	0.04	0.12	0.04	0.03
Net realized and unrealized gains (losses) on investments	0.30		3.85	9.28	4.01	(1.06)	4.39
Total income (loss) from investment activities	0.33		3.89	9.32	4.13	(1.02)	4.42

Distributions to Shareholders From:
Net investment income	(0.05)		(0.04)	(0.10)	(0.04)	(0.04)	(0.07)
Net realized gains on investments	(1.93)		—	—	—	—	—
Total distributions	(1.98)		(0.04)	(0.10)	(0.04)	(0.04)	(0.07)

Net Asset Value, End of Period	$40.46		$42.11	$38.26	$29.04	$24.95	$26.01

Total Return	0.74	%(b)	10.19%	32.16%	16.57%	(3.92)%	20.45%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.79%	1.83%	1.91%	1.84%	1.87%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.13%		0.10%	0.11%	0.43%	0.15%	0.14%

Supplemental Data:
Net assets, end of period (000’s)	$19,520		$19,023	$28,404	$25,461	$26,113	$29,286
Portfolio turnover rate(d)	79	%(b)	189%	185%	250%	477%	400%

(a)                   Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                  Not annualized for periods less than one year.

(c)                   Annualized for periods less than one year.

(d)                  Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

66 :: ProFund VP Mid-Cap Growth :: Financial Statements

Investment Objective: The ProFund VP Mid-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P MidCap 400 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Advance Auto Parts, Inc.	1.4%
Church & Dwight Co., Inc.	1.3%
Signet Jewelers, Ltd.	1.2%
Mettler-Toledo International, Inc.	1.2%
Centene Corp.	1.2%

S&P MidCap 400 Growth Index — Composition

% of Index
Financials	23%
Information Technology	19%
Consumer Discretionary	18%
Industrials	15%
Health Care	13%
Materials	5%
Consumer Staples	4%
Utilities	2%
Energy	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
3D Systems Corp.* (Computers)	2,460	$48,019
A.O. Smith Corp. (Miscellaneous Manufacturing)	2,050	147,559
ACI Worldwide, Inc.* (Software)	4,715	115,848
Acuity Brands, Inc. (Electrical Components & Equipment)	1,845	332,063
Advance Auto Parts, Inc. (Retail)	3,075	489,817
Advent Software, Inc. (Software)	1,025	45,315
Akorn, Inc.* (Pharmaceuticals)	3,280	143,205
Alaska Air Group, Inc. (Airlines)	5,330	343,412
Alexander & Baldwin, Inc. (Real Estate)	1,845	72,693
Alexandria Real Estate Equities, Inc. (REIT)	2,050	179,293
Align Technology, Inc.* (Healthcare-Products)	3,075	192,833
Alleghany Corp.* (Insurance)	410	192,192
AMC Networks, Inc.*—Class A (Media)	2,460	201,351
American Campus Communities, Inc. (REIT)	3,280	123,623
ANSYS, Inc.* (Software)	2,255	205,747
Aqua America, Inc. (Water)	4,305	105,429
ARRIS Group, Inc.* (Telecommunications)	5,535	169,371
Arthur J. Gallagher & Co. (Insurance)	4,510	213,322
Ashland, Inc. (Chemicals)	1,230	149,937
B/E Aerospace, Inc. (Aerospace/Defense)	2,870	157,563
Bank of the Ozarks, Inc. (Banks)	2,870	131,303
Belden, Inc. (Electrical Components & Equipment)	1,025	83,261
Big Lots, Inc. (Retail)	1,025	46,115
BioMed Realty Trust, Inc. (REIT)	4,305	83,259
Bio-Techne Corp. (Healthcare-Products)	1,025	100,932
Brinker International, Inc. (Retail)	2,460	141,819
Broadridge Financial Solutions, Inc. (Software)	3,280	164,033
Brown & Brown, Inc. (Insurance)	3,075	101,045
Brunswick Corp. (Leisure Time)	3,895	198,100
Buffalo Wild Wings, Inc.* (Retail)	820	128,486
Cadence Design Systems, Inc.* (Computers)	12,095	237,788
California Resources Corp. (Oil & Gas)	7,995	48,290
Camden Property Trust (REIT)	3,485	258,866
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	1,230	123,148
Carter’s, Inc. (Apparel)	2,255	239,706
CBOE Holdings, Inc. (Diversified Financial Services)	3,485	199,411
CDK Global, Inc. (Software)	4,510	243,449
CEB, Inc. (Commercial Services)	1,435	124,931
Centene Corp.* (Healthcare-Services)	4,920	395,568
Charles River Laboratories International, Inc.* (Biotechnology)	1,845	129,777
Church & Dwight Co., Inc. (Household Products/Wares)	5,330	432,423
Cinemark Holdings, Inc. (Entertainment)	2,255	90,583
CLARCOR, Inc. (Miscellaneous Manufacturing)	1,230	76,555
Cognex Corp. (Machinery-Diversified)	3,485	167,629
Communications Sales & Leasing, Inc. (REIT)	3,485	86,149
CommVault Systems, Inc.* (Software)	1,025	43,470
Compass Minerals International, Inc. (Mining)	820	67,355
Copart, Inc.* (Retail)	4,715	167,288
CoreLogic, Inc.* (Diversified Financial Services)	1,845	73,228
Corporate Office Properties Trust (REIT)	2,460	57,908
Cypress Semiconductor Corp. (Semiconductors)	6,355	74,735
Cytec Industries, Inc. (Chemicals)	2,870	173,721
Deckers Outdoor Corp.* (Apparel)	1,435	103,277
Deluxe Corp. (Commercial Services)	1,230	76,260
DeVry Education Group, Inc. (Commercial Services)	1,025	30,730
Domino’s Pizza, Inc. (Retail)	2,255	255,717
Donaldson Co., Inc. (Miscellaneous Manufacturing)	2,460	88,068
Douglas Emmett, Inc. (REIT)	5,535	149,113
Dresser-Rand Group, Inc.* (Oil & Gas Services)	3,075	261,929
Dril-Quip, Inc.* (Oil & Gas Services)	820	61,705
DST Systems, Inc. (Computers)	615	77,478
Duke Realty Corp. (REIT)	14,145	262,673
Dunkin’ Brands Group, Inc. (Retail)	3,895	214,224
Eagle Materials, Inc. (Building Materials)	2,050	156,477
East West Bancorp, Inc. (Banks)	2,870	128,633
Eaton Vance Corp. (Diversified Financial Services)	2,665	104,281
Energizer Holdings, Inc. (Electrical Components & Equipment)	1,435	188,774

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 67

Common Stocks, continued

	Shares	Value
Equity One, Inc. (REIT)	2,255	$52,632
Esterline Technologies Corp.* (Aerospace/Defense)	820	78,179
Extra Space Storage, Inc. (REIT)	4,510	294,142
FactSet Research Systems, Inc. (Media)	1,640	266,516
Fair Isaac Corp. (Software)	1,230	111,659
Federal Realty Investment Trust (REIT)	2,870	367,617
Federated Investors, Inc.—Class B (Diversified Financial Services)	2,050	68,655
FEI Co. (Electronics)	820	68,003
First Horizon National Corp. (Banks)	4,920	77,096
Foot Locker, Inc. (Retail)	5,740	384,637
Fortinet, Inc.* (Computers)	5,945	245,707
Fortune Brands Home & Security, Inc. (Building Materials)	4,305	197,255
Gartner, Inc.* (Commercial Services)	3,485	298,944
GATX Corp. (Trucking & Leasing)	820	43,583
Genesee & Wyoming, Inc.*—Class A (Transportation)	1,435	109,318
Gentex Corp. (Electronics)	12,095	198,600
Global Payments, Inc. (Commercial Services)	2,665	275,694
Graco, Inc. (Machinery-Diversified)	1,640	116,489
Highwoods Properties, Inc. (REIT)	2,665	106,467
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,230	66,826
HMS Holdings Corp.* (Commercial Services)	1,845	31,679
HNI Corp. (Office Furnishings)	1,025	52,429
Hologic, Inc.* (Healthcare-Products)	10,045	382,313
Home Properties, Inc. (REIT)	1,230	89,852
Hospitality Properties Trust (REIT)	3,895	112,254
HSN, Inc. (Retail)	1,435	100,723
Hubbell, Inc.—Class B (Electrical Components & Equipment)	1,025	110,987
Huntington Ingalls Industries, Inc. (Shipbuilding)	820	92,324
IDACORP, Inc. (Electric)	1,025	57,544
IDEX Corp. (Machinery-Diversified)	1,845	144,980
IDEXX Laboratories, Inc.* (Healthcare-Products)	3,895	249,825
Informatica Corp.* (Software)	2,255	109,300
Integrated Device Technology, Inc.* (Semiconductors)	4,305	93,419
InterDigital, Inc. (Telecommunications)	1,435	81,637
IPG Photonics Corp.* (Semiconductors)	1,025	87,304
ITT Corp. (Miscellaneous Manufacturing)	3,690	154,390
Jack Henry & Associates, Inc. (Computers)	2,255	145,899
Janus Capital Group, Inc. (Diversified Financial Services)	3,280	56,154
Jarden Corp.* (Leisure Time)	4,305	222,784
JetBlue Airways Corp.* (Airlines)	10,865	225,557
John Wiley & Sons, Inc. (Media)	1,025	55,729
Jones Lang LaSalle, Inc. (Real Estate)	1,845	315,495
Kate Spade & Co.* (Retail)	2,665	57,404
KB Home (Home Builders)	1,640	27,224
Keysight Technologies, Inc.* (Electronics)	4,920	153,455
Kilroy Realty Corp. (REIT)	3,690	247,784
Kirby Corp.* (Transportation)	1,435	110,007
Lamar Advertising Co.—Class A (REIT)	3,280	188,534
Lancaster Colony Corp. (Food)	410	37,249
Landstar System, Inc. (Transportation)	1,845	123,375
LaSalle Hotel Properties (REIT)	4,715	167,194
Lennox International, Inc. (Building Materials)	1,025	110,382
LifePoint Health, Inc.* (Healthcare-Services)	820	71,299
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	1,640	99,860
Live Nation Entertainment, Inc.* (Commercial Services)	5,945	163,428
LKQ Corp.* (Distribution/Wholesale)	12,505	378,214
Manhattan Associates, Inc.* (Computers)	3,075	183,424
MAXIMUS, Inc. (Computers)	2,665	175,170
MEDNAX, Inc.* (Healthcare-Services)	3,895	288,658
Mettler-Toledo International, Inc.* (Electronics)	1,230	419,996
Mid-America Apartment Communities, Inc. (REIT)	2,050	149,261
Minerals Technologies, Inc. (Chemicals)	1,435	97,767
Molina Healthcare, Inc.* (Healthcare-Services)	1,640	115,292
MSA Safety, Inc. (Environmental Control)	615	29,834
MSC Industrial Direct Co., Inc.—Class A (Retail)	1,025	71,514
MSCI, Inc.—Class A (Software)	3,075	189,266
National Fuel Gas Co. (Gas)	1,640	96,580
National Instruments Corp. (Electronics)	2,255	66,432
National Retail Properties, Inc. (REIT)	3,280	114,833
NewMarket Corp. (Chemicals)	410	181,994
Nordson Corp. (Machinery-Diversified)	2,255	175,642
NVR, Inc.* (Home Builders)	205	274,700
Oceaneering International, Inc. (Oil & Gas Services)	2,460	114,611
Old Dominion Freight Line, Inc.* (Transportation)	2,870	196,897
Omega Healthcare Investors, Inc. (REIT)	6,560	225,205
Omnicare, Inc. (Pharmaceuticals)	2,255	212,534
Packaging Corp. of America (Packaging & Containers)	4,100	256,209
PacWest Bancorp (Banks)	1,845	86,272
Panera Bread Co.*—Class A (Retail)	820	143,311
Plantronics, Inc. (Telecommunications)	1,025	57,718
PNM Resources, Inc. (Electric)	1,435	35,301
Polaris Industries, Inc. (Leisure Time)	2,460	364,350
PolyOne Corp. (Chemicals)	2,050	80,299
Post Holdings, Inc.* (Food)	1,025	55,278
Potlatch Corp. (REIT)	1,025	36,203
Primerica, Inc. (Insurance)	2,050	93,665
PTC, Inc.* (Software)	4,715	193,409
Questar Corp. (Gas)	3,485	72,871
Rackspace Hosting, Inc.* (Software)	4,920	182,975
Raymond James Financial, Inc. (Diversified Financial Services)	2,460	146,567
Regency Centers Corp. (REIT)	3,895	229,727
RenaissanceRe Holdings, Ltd. (Insurance)	1,845	187,286
ResMed, Inc. (Healthcare-Products)	4,100	231,117
Rollins, Inc. (Commercial Services)	2,665	76,032
Rovi Corp.* (Semiconductors)	1,640	26,158
Royal Gold, Inc. (Mining)	1,640	101,007
RPM International, Inc. (Chemicals)	3,690	180,699
SEI Investments Co. (Commercial Services)	5,330	261,330
Senior Housing Properties Trust (REIT)	4,715	82,748
Sensient Technologies Corp. (Chemicals)	1,025	70,049
Service Corp. International (Commercial Services)	8,200	241,326
Signature Bank* (Banks)	2,050	300,101
Signet Jewelers, Ltd. (Retail)	3,280	420,627
Silicon Laboratories, Inc.* (Semiconductors)	1,025	55,360
Sirona Dental Systems, Inc.* (Healthcare-Products)	2,255	226,447
Skechers U.S.A., Inc.*—Class A (Apparel)	1,640	180,056
SLM Corp.* (Diversified Financial Services)	8,200	80,934
SolarWinds, Inc.* (Software)	2,665	122,936
Solera Holdings, Inc. (Software)	1,640	73,078
STERIS Corp. (Healthcare-Products)	2,460	158,522
SunEdison, Inc.* (Energy-Alternate Sources)	7,175	214,604
SUPERVALU, Inc.* (Food)	3,895	31,511
SVB Financial Group* (Banks)	1,230	177,095
Synopsys, Inc.* (Computers)	4,100	207,665
Talen Energy Corp.* (Electric)	1,640	28,142

See accompanying notes to financial statements.

68 :: ProFund VP Mid-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Tanger Factory Outlet Centers, Inc. (REIT)	2,870	$90,979
Taubman Centers, Inc. (REIT)	1,845	128,228
Teledyne Technologies, Inc.* (Aerospace/Defense)	820	86,518
Teleflex, Inc. (Healthcare-Products)	1,025	138,836
Tempur Sealy International, Inc.* (Home Furnishings)	2,460	162,114
The Boston Beer Co., Inc.*—Class A (Beverages)	410	95,116
The Cheesecake Factory, Inc. (Retail)	1,025	55,898
The Chemours Co.* (Chemicals)	2,460	39,360
The Cooper Cos., Inc. (Healthcare-Products)	2,050	364,839
The Hain Celestial Group, Inc.* (Food)	4,305	283,526
The Scotts Miracle-Gro Co.—Class A (Housewares)	820	48,552
The Ultimate Software Group, Inc.* (Software)	1,230	202,138
The Valspar Corp. (Chemicals)	3,075	251,596
The Wendy’s Co. (Retail)	5,945	67,060
The WhiteWave Foods Co.* (Food)	7,175	350,714
Thor Industries, Inc. (Home Builders)	820	46,150
Toll Brothers, Inc.* (Home Builders)	6,560	250,526
TreeHouse Foods, Inc.* (Food)	820	66,445
Trimble Navigation, Ltd.* (Electronics)	6,355	149,088
Trinity Industries, Inc. (Miscellaneous Manufacturing)	6,355	167,962
Tyler Technologies, Inc.* (Software)	1,435	185,660
UDR, Inc. (REIT)	10,660	341,440
UGI Corp. (Gas)	7,175	247,178
United Therapeutics Corp.* (Biotechnology)	1,845	320,938
Urban Edge Properties (REIT)	2,665	55,405
VCA, Inc.* (Pharmaceuticals)	3,280	178,448
Vectren Corp. (Gas)	1,845	70,996
VeriFone Systems, Inc.* (Computers)	4,715	160,121
Vista Outdoor, Inc.* (Retail)	1,025	46,023
W.R. Berkley Corp. (Insurance)	1,845	95,811
Wabtec Corp. (Machinery-Diversified)	3,895	367,066
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,640	77,588
Waste Connections, Inc. (Environmental Control)	3,075	144,894
Weingarten Realty Investors (REIT)	4,715	154,133
Werner Enterprises, Inc. (Transportation)	820	21,525
WEX, Inc.* (Commercial Services)	1,640	186,911
Williams-Sonoma, Inc. (Retail)	3,485	286,711
WisdomTree Investments, Inc. (Diversified Financial Services)	4,510	99,062
Woodward, Inc. (Electronics)	1,435	78,911
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	2,050	227,652
TOTAL COMMON STOCKS (Cost $26,600,119)		34,354,981
TOTAL INVESTMENT SECURITIES (Cost $26,600,119)—100.0%		34,354,981
Net other assets (liabilities)—NM		(14,472)
NET ASSETS—100.0%		$34,340,509

*                 Non-income producing security

ProFund VP Mid-Cap Growth invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$322,260	0.9%
Airlines	568,969	1.7%
Apparel	523,039	1.5%
Banks	900,500	2.6%
Beverages	95,116	0.3%
Biotechnology	450,715	1.3%
Building Materials	464,114	1.4%
Chemicals	1,225,422	3.6%
Commercial Services	1,767,265	5.2%
Computers	1,481,271	4.3%
Distribution/Wholesale	378,214	1.1%
Diversified Financial Services	905,880	2.6%
Electric	120,987	0.4%
Electrical Components & Equipment	715,085	2.0%
Electronics	1,134,485	3.2%
Energy-Alternate Sources	214,604	0.6%
Entertainment	90,583	0.3%
Environmental Control	174,728	0.5%
Food	824,723	2.4%
Gas	487,625	1.4%
Hand/Machine Tools	99,860	0.3%
Healthcare-Products	2,112,490	6.3%
Healthcare-Services	870,817	2.5%
Home Builders	598,600	1.7%
Home Furnishings	162,114	0.5%
Household Products/Wares	432,423	1.3%
Housewares	48,552	0.1%
Insurance	883,321	2.6%
Leisure Time	785,234	2.3%
Machinery-Diversified	1,199,458	3.6%
Media	523,596	1.6%
Mining	168,362	0.5%
Miscellaneous Manufacturing	757,682	2.3%
Office Furnishings	52,429	0.2%
Oil & Gas	48,290	0.1%
Oil & Gas Services	438,245	1.3%
Packaging & Containers	256,209	0.7%
Pharmaceuticals	534,187	1.5%
Real Estate	388,188	1.1%
REIT	4,435,522	12.8%
Retail	3,077,374	8.8%
Semiconductors	336,976	1.0%
Shipbuilding	92,324	0.3%
Software	2,188,283	6.4%
Telecommunications	308,726	0.9%
Transportation	561,122	1.6%
Trucking & Leasing	43,583	0.1%
Water	105,429	0.3%
Other**	(14,472)	NM
Total	$34,340,509	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Mid-Cap Growth :: 69

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$26,600,119
Securities, at value	34,354,981
Total Investment Securities, at value	34,354,981
Cash	21,017
Dividends receivable	25,125
Receivable for capital shares issued	135,879
Receivable for investments sold	331,351
Prepaid expenses	362
TOTAL ASSETS	34,868,715

LIABILITIES:
Payable for investments purchased	334,748
Payable for capital shares redeemed	135,428
Advisory fees payable	21,180
Management services fees payable	2,824
Administration fees payable	926
Administrative services fees payable	11,497
Distribution fees payable	9,193
Trustee fees payable	7
Transfer agency fees payable	2,716
Fund accounting fees payable	1,085
Compliance services fees payable	160
Other accrued expenses	8,442
TOTAL LIABILITIES	528,206
NET ASSETS	$34,340,509

NET ASSETS CONSIST OF:
Capital	$26,425,059
Accumulated net investment income (loss)	(58,461)
Accumulated net realized gains (losses) on investments	219,049
Net unrealized appreciation (depreciation) on investments	7,754,862
NET ASSETS	$34,340,509

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	789,483
Net Asset Value (offering and redemption price per share)	$43.50

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$197,216
Interest	9
TOTAL INVESTMENT INCOME	197,225

EXPENSES:
Advisory fees	114,145
Management services fees	15,219
Administration fees	5,330
Transfer agency fees	7,615
Administrative services fees	50,742
Distribution fees	38,048
Custody fees	5,662
Fund accounting fees	7,277
Trustee fees	369
Compliance services fees	160
Other fees	12,962
Total Gross Expenses before reductions	257,529
Expenses reduced and reimbursed by the Advisor	(1,843)
TOTAL NET EXPENSES	255,686
NET INVESTMENT INCOME (LOSS)	(58,461)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,446,922
Change in net unrealized appreciation/depreciation on investments	(189,110)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,257,812

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,199,351

See accompanying notes to financial statements.

70 :: ProFund VP Mid-Cap Growth :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(58,461)	$(172,195)
Net realized gains (losses) on investments	1,446,922	5,699,102
Change in net unrealized appreciation/depreciation on investments	(189,110)	(4,302,788)
Change in net assets resulting from operations	1,199,351	1,224,119

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(4,833,027)	(2,182,548)
Change in net assets resulting from distributions	(4,833,027)	(2,182,548)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,323,512	34,949,194
Dividends reinvested	4,833,027	2,182,548
Value of shares redeemed	(26,385,013)	(45,951,727)
Change in net assets resulting from capital transactions	12,771,526	(8,819,985)
Change in net assets	9,137,850	(9,778,414)

NET ASSETS:
Beginning of period	25,202,659	34,981,073
End of period	$34,340,509	$25,202,659
Accumulated net investment income (loss)	$(58,461)	$—

SHARE TRANSACTIONS:
Issued	699,860	729,177
Reinvested	112,605	47,716
Redeemed	(545,791)	(953,284)
Change in shares	266,674	(176,391)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Mid-Cap Growth :: 71

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$48.21		$50.03	$38.33	$33.22	$34.21	$26.64

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.31)	(0.27)	(0.24)	(0.35)	(0.26)
Net realized and unrealized gains (losses) on investments	2.67		3.01	11.97	5.35	(0.64)	7.83
Total income (loss) from investment activities	2.58		2.70	11.70	5.11	(0.99)	7.57

Distributions to Shareholders From:
Net realized gains on investments	(7.29)		(4.52)	—	—	—	—

Net Asset Value, End of Period	$43.50		$48.21	$50.03	$38.33	$33.22	$34.21

Total Return	5.55	%(b)	5.89%	30.52%	15.38%	(2.89)%	28.42%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.79%	1.79%	1.87%	1.81%	1.83%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.38)%		(0.65)%	(0.60)%	(0.65)%	(0.99)%	(0.87)%

Supplemental Data:
Net assets, end of period (000’s)	$34,341		$25,203	$34,981	$30,224	$32,548	$74,427
Portfolio turnover rate(d)	92	%(b)	159%	149%	212%	348%	452%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

72 :: ProFund VP Small-Cap Value :: Financial Statements

Investment Objective: The ProFund VP Small-Cap Value seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Value Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
EnerSys	0.9%
EMCOR Group, Inc.	0.9%
The Men’s Wearhouse, Inc.	0.9%
UIL Holdings Corp.	0.8%
Susquehanna Bancshares, Inc.	0.8%

S&P SmallCap 600 Value Index — Composition

% of Index
Financials	23%
Industrials	18%
Information Technology	15%
Consumer Discretionary	13%
Health Care	9%
Materials	7%
Utilities	6%
Energy	5%
Consumer Staples	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
8x8, Inc.* (Internet)	4,012	$35,948
A. Schulman, Inc. (Chemicals)	2,478	108,337
A.M. Castle & Co.* (Metal Fabricate/Hardware)	1,416	8,737
AAR Corp. (Aerospace/Defense)	2,832	90,256
ABM Industries, Inc. (Commercial Services)	4,366	143,511
Acadia Realty Trust (REIT)	2,124	61,830
Aceto Corp. (Chemicals)	1,180	29,063
Acorda Therapeutics, Inc.* (Biotechnology)	1,298	43,262
Actuant Corp.—Class A (Miscellaneous Manufacturing)	4,956	114,434
ADTRAN, Inc. (Telecommunications)	4,366	70,948
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	3,186	87,583
Aegion Corp.* (Engineering & Construction)	3,068	58,108
Aerojet Rocketdyne Holdings, Inc.* (Aerospace/Defense)	2,832	58,368
Aerovironment, Inc.* (Aerospace/Defense)	1,652	43,084
Agilysys, Inc.* (Computers)	708	6,499
Agree Realty Corp. (REIT)	708	20,652
Air Methods Corp.* (Healthcare-Services)	1,298	53,659
AK Steel Holding Corp.* (Iron/Steel)	14,750	57,083
Albany International Corp.—Class A (Machinery-Diversified)	1,298	51,660
ALLETE, Inc. (Electric)	3,658	169,695
Almost Family, Inc.* (Healthcare-Services)	708	28,256
Amedisys, Inc.* (Healthcare-Services)	1,416	56,258
American Equity Investment Life Holding Co. (Insurance)	3,422	92,326
American Public Education, Inc.* (Commercial Services)	826	21,245
American Science & Engineering, Inc. (Electronics)	590	25,848
American States Water Co. (Water)	1,180	44,120
American Vanguard Corp. (Chemicals)	2,124	29,311
American Woodmark Corp.* (Home Furnishings)	354	19,417
AMERISAFE, Inc. (Insurance)	826	38,872
AmSurg Corp.* (Healthcare-Services)	1,534	107,303
Analogic Corp. (Healthcare-Products)	1,062	83,792
AngioDynamics, Inc.* (Healthcare-Products)	2,124	34,834
ANI Pharmaceuticals, Inc.* (Biotechnology)	236	14,644
Anixter International, Inc.* (Telecommunications)	2,242	146,066
Applied Industrial Technologies, Inc. (Machinery-Diversified)	3,304	131,004
Approach Resources, Inc.* (Oil & Gas)	1,652	11,316
Arctic Cat, Inc. (Leisure Time)	1,062	35,269
Astec Industries, Inc. (Machinery-Construction & Mining)	1,534	64,152
Astoria Financial Corp. (Savings & Loans)	7,316	100,888
Atlantic Tele-Network, Inc. (Telecommunications)	826	57,060
Atlas Air Worldwide Holdings, Inc.* (Transportation)	2,124	116,735
Avista Corp. (Electric)	4,720	144,668
B&G Foods, Inc.—Class A (Food)	2,242	63,964
Badger Meter, Inc. (Electronics)	354	22,475
Banner Corp. (Banks)	826	39,590
Barnes & Noble, Inc.* (Retail)	3,776	98,025
Barnes Group, Inc. (Miscellaneous Manufacturing)	4,130	161,028
Basic Energy Services, Inc.* (Oil & Gas Services)	2,832	21,382
BBCN Bancorp, Inc. (Banks)	6,608	97,732
Benchmark Electronics, Inc.* (Electronics)	4,366	95,091
Big 5 Sporting Goods Corp. (Retail)	1,534	21,798
Biglari Holdings, Inc.* (Retail)	118	48,823
Bill Barrett Corp.* (Oil & Gas)	4,130	35,477
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	944	38,940
Black Box Corp. (Telecommunications)	1,298	25,960
Blucora, Inc.* (Internet)	3,422	55,265
Blue Nile, Inc.* (Internet)	472	14,344
Bob Evans Farms, Inc. (Retail)	1,180	60,239
Boise Cascade Co.* (Building Materials)	1,652	60,595
Bonanza Creek Energy, Inc.* (Oil & Gas)	1,298	23,689
Bottomline Technologies, Inc.* (Software)	1,652	45,942
Boyd Gaming Corp.* (Lodging)	6,608	98,790

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 73

Common Stocks, continued

	Shares	Value
Brady Corp.—Class A (Electronics)	3,894	$96,338
Briggs & Stratton Corp. (Machinery-Diversified)	3,658	70,453
Bristow Group, Inc. (Oil & Gas Services)	2,832	150,946
Brookline Bancorp, Inc. (Savings & Loans)	2,950	33,306
Brooks Automation, Inc. (Semiconductors)	5,546	63,502
Cabot Microelectronics Corp.* (Semiconductors)	1,062	50,031
CACI International, Inc.*—Class A (Computers)	2,006	162,266
Calamos Asset Management, Inc.—Class A (Diversified Financial Services)	1,416	17,346
CalAmp Corp.* (Telecommunications)	1,062	19,392
Caleres, Inc. (Retail)	2,006	63,751
Calgon Carbon Corp. (Chemicals)	2,360	45,737
Callaway Golf Co. (Leisure Time)	6,490	58,021
Capella Education Co. (Commercial Services)	354	18,999
Capstead Mortgage Corp. (REIT)	7,906	87,757
CARBO Ceramics, Inc. (Oil & Gas Services)	1,652	68,773
Cardinal Financial Corp. (Banks)	1,298	28,283
Career Education Corp.* (Commercial Services)	4,956	16,355
Cash America International, Inc. (Retail)	2,242	58,718
CDI Corp. (Commercial Services)	1,180	15,340
Cedar Realty Trust, Inc. (REIT)	1,888	12,083
Celadon Group, Inc. (Transportation)	2,242	46,365
Central Garden & Pet Co.*—Class A (Household Products/Wares)	3,422	39,045
Central Pacific Financial Corp. (Banks)	2,242	53,248
CEVA, Inc.* (Semiconductors)	944	18,342
Checkpoint Systems, Inc. (Electronics)	3,422	34,836
Christopher & Banks Corp.* (Retail)	1,652	6,625
Ciber, Inc.* (Computers)	5,900	20,355
Cincinnati Bell, Inc.* (Telecommunications)	7,316	27,947
CIRCOR International, Inc. (Metal Fabricate/Hardware)	1,416	77,214
Cirrus Logic, Inc.* (Semiconductors)	2,124	72,280
City Holding Co. (Banks)	1,298	63,927
Clearwater Paper Corp.* (Forest Products & Paper)	826	47,330
Cloud Peak Energy, Inc.* (Coal)	5,074	23,645
Coherent, Inc.* (Electronics)	2,006	127,340
Cohu, Inc. (Semiconductors)	2,124	28,101
Columbia Banking System, Inc. (Banks)	2,478	80,634
Comfort Systems USA, Inc. (Engineering & Construction)	3,068	70,411
Community Bank System, Inc. (Banks)	3,422	129,249
Computer Programs & Systems, Inc. (Software)	354	18,911
Comstock Resources, Inc. (Oil & Gas)	3,658	12,181
Comtech Telecommunications Corp. (Telecommunications)	708	20,567
CONMED Corp. (Healthcare-Products)	1,298	75,634
Contango Oil & Gas Co.* (Oil & Gas)	1,298	15,926
CorVel Corp.* (Commercial Services)	354	11,335
Cracker Barrel Old Country Store, Inc. (Retail)	826	123,206
Crocs, Inc.* (Apparel)	6,372	93,731
Cross Country Healthcare, Inc.* (Commercial Services)	1,298	16,458
CryoLife, Inc. (Healthcare-Products)	1,062	11,979
CSG Systems International, Inc. (Software)	2,714	85,925
CTS Corp. (Electronics)	2,714	52,299
Cubic Corp. (Aerospace/Defense)	1,770	84,217
CVB Financial Corp. (Banks)	4,366	76,885
Cyberonics, Inc.* (Healthcare-Products)	826	49,114
Daktronics, Inc. (Home Furnishings)	3,186	37,786
Darling Ingredients, Inc.* (Food)	13,688	200,667
Diamond Foods, Inc.* (Food)	1,180	37,028
Digi International, Inc.* (Software)	2,006	19,157
Dime Community Bancshares, Inc. (Savings & Loans)	2,478	41,977
DineEquity, Inc. (Retail)	590	58,463
Diodes, Inc.* (Semiconductors)	1,180	28,450
Dorman Products, Inc.* (Auto Parts & Equipment)	826	39,367
Drew Industries, Inc. (Building Materials)	826	47,925
DSP Group, Inc.* (Semiconductors)	826	8,533
DXP Enterprises, Inc.* (Machinery-Diversified)	1,062	49,383
Dycom Industries, Inc.* (Engineering & Construction)	1,298	76,387
EastGroup Properties, Inc. (REIT)	944	53,081
Ebix, Inc. (Software)	1,298	42,328
Echo Global Logistics, Inc.* (Transportation)	590	19,269
eHealth, Inc.* (Insurance)	826	10,482
El Paso Electric Co. (Electric)	3,304	114,517
Electro Scientific Industries, Inc. (Electronics)	1,534	8,084
EMCOR Group, Inc. (Engineering & Construction)	5,192	248,021
Emergent BioSolutions, Inc.* (Biotechnology)	826	27,217
Employers Holdings, Inc. (Insurance)	2,596	59,137
Encore Capital Group, Inc.* (Diversified Financial Services)	826	35,303
Encore Wire Corp. (Electrical Components & Equipment)	1,534	67,941
EnerSys (Electrical Components & Equipment)	3,658	257,120
Engility Holdings, Inc.* (Computers)	1,416	35,627
EnPro Industries, Inc. (Miscellaneous Manufacturing)	944	54,016
Epiq Systems, Inc. (Software)	1,062	17,927
EPR Properties (REIT)	2,242	122,817
Era Group, Inc.* (Transportation)	826	16,916
ESCO Technologies, Inc. (Electronics)	1,180	44,144
Essendant, Inc. (Distribution/Wholesale)	3,186	125,051
Ethan Allen Interiors, Inc. (Home Furnishings)	2,124	55,946
Evercore Partners, Inc.—Class A (Diversified Financial Services)	1,416	76,407
Exar Corp.* (Semiconductors)	2,242	21,927
ExlService Holdings, Inc.* (Computers)	1,062	36,724
Exponent, Inc. (Engineering & Construction)	826	36,988
Exterran Holdings, Inc. (Oil & Gas Services)	5,782	188,781
EZCORP, Inc.*—Class A (Retail)	4,012	29,809
F.N.B. Corp. (Banks)	14,396	206,151
Fabrinet* (Miscellaneous Manufacturing)	2,478	46,413
FARO Technologies, Inc.* (Electronics)	590	27,553
Federal Signal Corp. (Miscellaneous Manufacturing)	2,478	36,947
Financial Engines, Inc. (Diversified Financial Services)	1,652	70,177
First BanCorp.* (Banks)	8,614	41,519
First Cash Financial Services, Inc.* (Retail)	826	37,657
First Commonwealth Financial Corp. (Banks)	4,248	40,738
First Financial Bancorp (Banks)	5,074	91,028
First Financial Bankshares, Inc. (Banks)	2,360	81,750
Forestar Group, Inc.* (Real Estate)	2,832	37,269
Forrester Research, Inc. (Commercial Services)	354	12,751
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,770	57,224
Franklin Street Properties Corp. (REIT)	3,776	42,707
Fred’s, Inc.—Class A (Retail)	2,832	54,629
FTD Cos., Inc.* (Internet)	590	16,632
FutureFuel Corp. (Energy-Alternate Sources)	1,888	24,299
G & K Services, Inc.—Class A (Textiles)	826	57,110
Gannett Co., Inc.* (Media)	5,900	82,541
General Cable Corp. (Electrical Components & Equipment)	4,012	79,157

See accompanying notes to financial statements.

74 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
Genesco, Inc.* (Retail)	2,006	$132,455
Geospace Technologies Corp.* (Oil & Gas Services)	1,062	24,479
Getty Realty Corp. (REIT)	2,124	34,749
Gibraltar Industries, Inc.* (Building Materials)	2,360	48,073
Globe Specialty Metals, Inc. (Mining)	2,714	48,038
Government Properties Income Trust (REIT)	5,782	107,255
Greatbatch, Inc.* (Healthcare-Products)	826	44,538
Green Dot Corp.*—Class A (Commercial Services)	2,006	38,355
Green Plains, Inc. (Energy-Alternate Sources)	2,832	78,022
Greenhill & Co., Inc. (Diversified Financial Services)	1,062	43,892
Griffon Corp. (Building Materials)	3,422	54,478
Group 1 Automotive, Inc. (Retail)	944	85,744
Gulf Island Fabrication, Inc. (Oil & Gas Services)	1,062	11,863
GulfMark Offshore, Inc.—Class A (Oil & Gas Services)	2,124	24,638
H.B. Fuller Co. (Chemicals)	2,478	100,656
Haemonetics Corp.* (Healthcare-Products)	2,124	87,849
Hanger, Inc.* (Healthcare-Products)	2,950	69,148
Hanmi Financial Corp. (Banks)	2,596	64,485
Harmonic, Inc.* (Telecommunications)	7,316	49,968
Harsco Corp. (Miscellaneous Manufacturing)	6,608	109,032
Harte-Hanks, Inc. (Advertising)	3,540	21,098
Haverty Furniture Cos., Inc. (Retail)	1,652	35,716
Hawaiian Holdings, Inc.* (Airlines)	2,360	56,050
Hawkins, Inc. (Chemicals)	826	33,362
Haynes International, Inc. (Metal Fabricate/Hardware)	1,062	52,378
HealthEquity, Inc.* (Commercial Services)	1,180	37,819
Healthways, Inc.* (Healthcare-Services)	2,950	35,341
Heartland Payment Systems, Inc. (Commercial Services)	944	51,023
Heidrick & Struggles International, Inc. (Commercial Services)	1,416	36,929
Hibbett Sports, Inc.* (Retail)	1,062	49,468
Horace Mann Educators Corp. (Insurance)	3,422	124,492
Hornbeck Offshore Services, Inc.* (Transportation)	2,596	53,296
Hub Group, Inc.*—Class A (Transportation)	2,832	114,243
ICU Medical, Inc.* (Healthcare-Products)	472	45,152
II-VI, Inc.* (Electronics)	4,248	80,627
Independent Bank Corp. (Banks)	1,298	60,863
Infinity Property & Casualty Corp. (Insurance)	944	71,593
Innophos Holdings, Inc. (Chemicals)	944	49,692
Insight Enterprises, Inc.* (Computers)	3,186	95,293
Insperity, Inc. (Commercial Services)	1,888	96,099
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	1,062	71,547
Inter Parfums, Inc. (Cosmetics/Personal Care)	1,416	48,045
Interactive Brokers Group, Inc.—Class A (Diversified Financial Services)	4,838	201,067
Interactive Intelligence Group, Inc.* (Software)	590	26,237
Interface, Inc. (Office Furnishings)	5,428	135,971
Interval Leisure Group, Inc. (Lodging)	1,534	35,052
Intrepid Potash, Inc.* (Chemicals)	4,720	56,357
Invacare Corp. (Healthcare-Products)	2,478	53,599
Investment Technology Group, Inc. (Diversified Financial Services)	2,832	70,234
ION Geophysical Corp.* (Oil & Gas Services)	10,620	11,363
IPC Healthcare, Inc.* (Healthcare-Services)	1,416	78,432
Iridium Communications, Inc.* (Telecommunications)	4,248	38,614
iRobot Corp.* (Home Furnishings)	1,180	37,618
Itron, Inc.* (Electronics)	3,186	109,726
Ixia* (Telecommunications)	3,186	39,634
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,416	53,227
Kaiser Aluminum Corp. (Mining)	1,416	117,641
Kaman Corp.—Class A (Aerospace/Defense)	2,242	94,029
Kelly Services, Inc.—Class A (Commercial Services)	2,478	38,037
Kindred Healthcare, Inc. (Healthcare-Services)	6,844	138,865
Kirkland’s, Inc. (Retail)	1,180	32,887
Kite Realty Group Trust (REIT)	6,962	170,359
Kopin Corp.* (Semiconductors)	3,068	10,585
Koppers Holdings, Inc. (Chemicals)	1,652	40,837
Korn/Ferry International (Commercial Services)	2,242	77,954
Kraton Performance Polymers, Inc.* (Chemicals)	2,596	61,993
Kulicke & Soffa Industries, Inc.* (Semiconductors)	6,372	74,616
Landauer, Inc. (Commercial Services)	354	12,617
La-Z-Boy, Inc. (Home Furnishings)	4,248	111,893
LegacyTexas Financial Group, Inc. (Banks)	1,652	49,890
Lexington Realty Trust (REIT)	6,726	57,036
LHC Group, Inc.* (Healthcare-Services)	1,062	40,622
Lindsay Corp. (Machinery-Diversified)	354	31,120
Liquidity Services, Inc.* (Internet)	2,006	19,318
Lithia Motors, Inc.—Class A (Retail)	944	106,823
Littelfuse, Inc. (Electrical Components & Equipment)	708	67,182
LivePerson, Inc.* (Computers)	1,416	13,891
LSB Industries, Inc.* (Miscellaneous Manufacturing)	1,652	67,468
LTC Properties, Inc. (REIT)	1,180	49,088
Lumber Liquidators Holdings, Inc.* (Retail)	1,062	21,994
Luminex Corp.* (Healthcare-Products)	1,298	22,403
Lumos Networks Corp. (Telecommunications)	1,770	26,178
M/I Homes, Inc.* (Home Builders)	2,006	49,488
Magellan Health, Inc.* (Healthcare-Services)	2,242	157,097
ManTech International Corp.—Class A (Software)	2,006	58,174
MarineMax, Inc.* (Retail)	944	22,193
MarketAxess Holdings, Inc. (Diversified Financial Services)	1,062	98,522
Masimo Corp.* (Healthcare-Products)	1,534	59,427
Materion Corp. (Mining)	1,652	58,233
Matrix Service Co.* (Oil & Gas Services)	2,242	40,984
Matthews International Corp.—Class A (Commercial Services)	1,298	68,976
Meadowbrook Insurance Group, Inc. (Insurance)	3,894	33,488
MedAssets, Inc.* (Software)	2,242	49,459
Medidata Solutions, Inc.* (Software)	1,770	96,146
Medifast, Inc.* (Commercial Services)	472	15,255
Mercury Systems, Inc.* (Computers)	2,714	39,733
Meridian Bioscience, Inc. (Healthcare-Products)	1,888	35,192
Merit Medical Systems, Inc.* (Healthcare-Products)	3,658	78,793
Micrel, Inc. (Semiconductors)	1,298	18,042
Microsemi Corp.* (Semiconductors)	3,186	111,350
MKS Instruments, Inc. (Semiconductors)	2,478	94,015
Mobile Mini, Inc. (Storage/Warehousing)	1,888	79,372
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,596	59,215
Monarch Casino & Resort, Inc.* (Lodging)	472	9,704
Monotype Imaging Holdings, Inc. (Software)	1,298	31,295
Monro Muffler Brake, Inc. (Commercial Services)	1,062	66,014
Monster Worldwide, Inc.* (Commercial Services)	7,552	49,390
Montpelier Re Holdings, Ltd. (Insurance)	1,416	55,932

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 75

Common Stocks, continued

	Shares	Value
Moog, Inc.*—Class A (Aerospace/Defense)	1,770	$125,104
Movado Group, Inc. (Retail)	1,416	38,459
MTS Systems Corp. (Computers)	590	40,681
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,714	94,231
Myers Industries, Inc. (Miscellaneous Manufacturing)	2,006	38,114
MYR Group, Inc.* (Engineering & Construction)	1,298	40,186
Nanometrics, Inc.* (Semiconductors)	1,298	20,924
National Penn Bancshares, Inc. (Banks)	11,564	130,442
National Presto Industries, Inc. (Aerospace/Defense)	354	28,433
Navigant Consulting, Inc.* (Commercial Services)	4,012	59,658
NBT Bancorp, Inc. (Banks)	3,658	95,730
Neogen Corp.* (Pharmaceuticals)	1,180	55,979
NETGEAR, Inc.* (Telecommunications)	2,832	85,017
New Jersey Resources Corp. (Gas)	3,658	100,778
Newpark Resources, Inc.* (Oil & Gas Services)	6,962	56,601
Newport Corp.* (Electronics)	3,304	62,644
NIC, Inc. (Internet)	1,888	34,513
Northern Oil & Gas, Inc.* (Oil & Gas)	4,838	32,753
Northwest Bancshares, Inc. (Savings & Loans)	7,788	99,842
Northwest Natural Gas Co. (Gas)	2,242	94,568
NorthWestern Corp. (Electric)	2,006	97,793
Nutrisystem, Inc. (Commercial Services)	1,298	32,294
NuVasive, Inc.* (Healthcare-Products)	1,652	78,272
OFG Bancorp (Banks)	3,658	39,031
Old National Bancorp (Banks)	8,850	127,971
Olympic Steel, Inc. (Metal Fabricate/Hardware)	708	12,348
OM Group, Inc. (Chemicals)	2,478	83,261
Orion Marine Group, Inc.* (Engineering & Construction)	1,298	9,372
Oritani Financial Corp. (Savings & Loans)	1,416	22,727
OSI Systems, Inc.* (Electronics)	826	58,473
Oxford Industries, Inc. (Apparel)	590	51,596
P.H. Glatfelter Co. (Forest Products & Paper)	3,540	77,845
Park Electrochemical Corp. (Electronics)	944	18,087
Parkway Properties, Inc. (REIT)	3,068	53,506
PDC Energy, Inc.* (Oil & Gas)	3,304	177,226
Penn Virginia Corp.* (Oil & Gas)	5,900	25,842
Pennsylvania Real Estate Investment Trust (REIT)	2,124	45,326
Perficient, Inc.* (Internet)	1,416	27,244
Pericom Semiconductor Corp. (Semiconductors)	708	9,310
Perry Ellis International, Inc.* (Apparel)	944	22,439
PetMed Express, Inc. (Retail)	1,652	28,530
PharMerica Corp.* (Pharmaceuticals)	2,478	82,518
Piedmont Natural Gas Co., Inc. (Gas)	3,540	124,997
Pioneer Energy Services Corp.* (Oil & Gas Services)	5,310	33,666
Piper Jaffray Cos.* (Diversified Financial Services)	590	25,748
Plexus Corp.* (Electronics)	2,832	124,268
Powell Industries, Inc. (Electrical Components & Equipment)	708	24,900
Power Integrations, Inc. (Semiconductors)	1,180	53,312
ProAssurance Corp. (Insurance)	4,602	212,658
Progress Software Corp.* (Software)	1,888	51,920
Provident Financial Services, Inc. (Savings & Loans)	4,484	85,151
PS Business Parks, Inc. (REIT)	590	42,569
QLogic Corp.* (Semiconductors)	7,198	102,139
Quaker Chemical Corp. (Chemicals)	590	52,416
Quality Systems, Inc. (Software)	2,242	37,150
Quanex Building Products Corp. (Building Materials)	2,832	60,690
QuinStreet, Inc.* (Internet)	2,124	13,700
Rayonier Advanced Materials, Inc. (Chemicals)	3,540	57,560
Red Robin Gourmet Burgers, Inc.* (Retail)	1,180	101,268
Regis Corp.* (Retail)	3,658	57,650
Republic Airways Holdings, Inc.* (Airlines)	3,186	29,247
Resources Connection, Inc. (Commercial Services)	3,068	49,364
Rex Energy Corp.* (Oil & Gas)	4,130	23,087
RLI Corp. (Insurance)	1,770	90,960
Roadrunner Transportation Systems, Inc.* (Transportation)	2,360	60,888
Rofin-Sinar Technologies, Inc.* (Electronics)	2,360	65,136
Rogers Corp.* (Electronics)	826	54,632
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	2,596	81,825
Ruby Tuesday, Inc.* (Retail)	5,074	31,814
Rudolph Technologies, Inc.* (Semiconductors)	2,596	31,178
Ruth’s Hospitality Group, Inc. (Retail)	1,534	24,728
S&T Bancorp, Inc. (Banks)	2,360	69,832
Safety Insurance Group, Inc. (Insurance)	1,062	61,288
Sanderson Farms, Inc. (Food)	708	53,213
Sanmina Corp.* (Electronics)	6,844	137,975
ScanSource, Inc.* (Distribution/Wholesale)	2,360	89,822
Scholastic Corp. (Media)	2,242	98,939
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	2,478	98,822
SEACOR Holdings, Inc.* (Oil & Gas Services)	1,416	100,451
Select Medical Holdings Corp. (Healthcare-Services)	3,540	57,348
Selective Insurance Group, Inc. (Insurance)	4,720	132,396
Semtech Corp.* (Semiconductors)	2,714	53,873
Seneca Foods Corp.*—Class A (Food)	590	16,384
Simmons First National Corp.—Class A (Banks)	590	27,541
Simpson Manufacturing Co., Inc. (Building Materials)	1,888	64,192
Sizmek, Inc.* (Advertising)	1,770	12,567
SkyWest, Inc. (Airlines)	4,248	63,890
Sonic Automotive, Inc.—Class A (Retail)	2,714	64,675
South Jersey Industries, Inc. (Gas)	5,664	140,071
Southside Bancshares, Inc. (Banks)	944	27,593
Southwest Gas Corp. (Gas)	3,894	207,200
SpartanNash Co. (Food)	3,068	99,833
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,832	19,371
Spok Holdings, Inc. (Telecommunications)	1,770	29,807
Stage Stores, Inc. (Retail)	2,596	45,508
Standard Motor Products, Inc. (Auto Parts & Equipment)	1,770	62,163
Standex International Corp. (Miscellaneous Manufacturing)	354	28,295
Stein Mart, Inc. (Retail)	2,360	24,709
Stepan Co. (Chemicals)	1,534	83,005
Sterling Bancorp (Savings & Loans)	7,552	111,013
Steven Madden, Ltd.* (Apparel)	1,770	75,721
Stewart Information Services Corp. (Insurance)	1,770	70,446
Stillwater Mining Co.* (Mining)	5,546	64,278
Stone Energy Corp.* (Oil & Gas)	4,720	59,425
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	708	40,675
Summit Hotel Properties, Inc. (REIT)	3,422	44,520
SunCoke Energy, Inc. (Coal)	5,428	70,564
Superior Industries International, Inc. (Auto Parts & Equipment)	1,888	34,569

See accompanying notes to financial statements.

76 :: ProFund VP Small-Cap Value :: Financial Statements

Common Stocks, continued

	Shares	Value
SurModics, Inc.* (Healthcare-Products)	472	$11,054
Susquehanna Bancshares, Inc. (Banks)	15,104	213,269
Swift Energy Co.* (Oil & Gas)	3,658	7,426
Sykes Enterprises, Inc.* (Computers)	3,186	77,261
SYNNEX Corp. (Software)	2,360	172,728
Talmer Bancorp, Inc.—Class A (Banks)	2,124	35,577
Tangoe, Inc.* (Software)	1,770	22,267
TeleTech Holdings, Inc. (Computers)	1,416	38,345
Tennant Co. (Machinery-Diversified)	708	46,261
Tesco Corp. (Oil & Gas Services)	2,950	32,155
Tetra Tech, Inc. (Environmental Control)	4,956	127,072
TETRA Technologies, Inc.* (Oil & Gas Services)	6,608	42,159
Texas Capital Bancshares, Inc.* (Banks)	1,180	73,443
The Andersons, Inc. (Agriculture)	2,242	87,438
The Brink’s Co. (Commercial Services)	4,012	118,073
The Buckle, Inc. (Retail)	1,180	54,009
The Cato Corp.—Class A (Retail)	1,062	41,163
The Children’s Place, Inc. (Retail)	1,652	108,057
The Finish Line, Inc.—Class A (Retail)	1,888	52,524
The GEO Group, Inc. (REIT)	2,714	92,710
The Laclede Group, Inc. (Gas)	3,540	184,292
The Marcus Corp. (Lodging)	1,534	29,422
The Medicines Co.* (Biotechnology)	3,186	91,151
The Men’s Wearhouse, Inc. (Retail)	3,776	241,927
The Navigators Group, Inc.* (Insurance)	944	73,217
The Pep Boys-Manny, Moe & Jack* (Retail)	4,484	55,019
The Providence Service Corp.* (Healthcare-Services)	472	20,900
Titan International, Inc. (Auto Parts & Equipment)	4,484	48,158
Tompkins Financial Corp. (Banks)	944	50,712
TopBuild Corp.* (Engineering & Construction)	1,652	47,908
Tredegar Corp. (Miscellaneous Manufacturing)	2,124	46,962
TrueBlue, Inc.* (Commercial Services)	3,422	102,318
TrustCo Bank Corp. (Banks)	7,906	55,579
TTM Technologies, Inc.* (Electronics)	5,192	51,868
UIL Holdings Corp. (Electric)	4,720	216,269
Ultratech, Inc.* (Semiconductors)	1,534	28,471
UMB Financial Corp. (Banks)	3,422	195,122
Unifi, Inc.* (Apparel)	1,180	39,530
UniFirst Corp. (Textiles)	708	79,190
United Bankshares, Inc. (Banks)	3,186	128,173
United Community Banks, Inc. (Banks)	3,776	78,805
United Fire Group, Inc. (Insurance)	1,770	57,985
United Insurance Holdings Corp. (Insurance)	354	5,501
Universal Corp. (Agriculture)	1,888	108,220
Universal Forest Products, Inc. (Building Materials)	1,652	85,954
Universal Technical Institute, Inc. (Commercial Services)	1,770	15,222
Urstadt Biddle Properties, Inc.—Class A (REIT)	944	17,634
UTI Worldwide, Inc.* (Transportation)	7,670	76,623
Vascular Solutions, Inc.* (Healthcare-Products)	354	12,291
Veeco Instruments, Inc.* (Semiconductors)	1,888	54,261
Veritiv Corp.* (Forest Products & Paper)	708	25,814
Viad Corp. (Commercial Services)	1,652	44,786
Vicor Corp.* (Electrical Components & Equipment)	708	8,631
Virtus Investment Partners, Inc. (Diversified Financial Services)	236	31,211
Vitamin Shoppe, Inc.* (Retail)	1,298	48,376
VOXX International Corp.* (Home Furnishings)	1,652	13,679
WageWorks, Inc.* (Diversified Financial Services)	1,416	57,277
Walker & Dunlop, Inc.* (REIT)	944	25,243
Watts Water Technologies, Inc.—Class A (Electronics)	1,298	67,301
Wausau Paper Corp. (Household Products/Wares)	2,714	24,915
WD-40 Co. (Household Products/Wares)	472	41,140
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,478	143,923
Westamerica Bancorp (Banks)	1,298	65,744
Wilshire Bancorp, Inc. (Banks)	5,782	73,027
Wintrust Financial Corp. (Banks)	3,894	207,863
World Acceptance Corp.* (Diversified Financial Services)	354	21,775
XO Group, Inc.* (Internet)	944	15,434
TOTAL COMMON STOCKS (Cost $22,577,194)		28,438,730

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $59,000	$59,000	$59,000
TOTAL REPURCHASE AGREEMENTS (Cost $59,000)		59,000
TOTAL INVESTMENT SECURITIES (Cost $22,636,194)—100.2%		28,497,730
Net other assets (liabilities)—(0.2)%		(45,580)
NET ASSETS—100.0%		$28,452,150

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Small-Cap Value invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Advertising	$33,665	0.1%
Aerospace/Defense	523,491	1.8%
Agriculture	195,658	0.7%
Airlines	149,187	0.5%
Apparel	283,017	1.0%
Auto Parts & Equipment	184,257	0.6%
Banks	2,901,426	10.4%
Biotechnology	254,860	0.9%
Building Materials	421,907	1.5%
Chemicals	831,587	2.9%
Coal	94,209	0.3%
Commercial Services	1,266,177	4.5%
Computers	566,675	2.0%
Cosmetics/Personal Care	48,045	0.2%
Distribution/Wholesale	214,873	0.7%
Diversified Financial Services	748,959	2.6%
Electric	742,942	2.6%
Electrical Components & Equipment	592,514	2.0%
Electronics	1,364,745	4.8%
Energy-Alternate Sources	102,321	0.4%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 77

	Value	% of Net Assets
Engineering & Construction	$587,381	2.1%
Environmental Control	127,072	0.4%
Food	471,089	1.5%
Forest Products & Paper	249,811	0.9%
Gas	851,906	3.0%
Hand/Machine Tools	57,224	0.2%
Healthcare-Products	1,068,541	3.7%
Healthcare-Services	813,021	2.9%
Home Builders	49,488	0.2%
Home Furnishings	276,339	0.9%
Household Products/Wares	105,100	0.4%
Insurance	1,190,773	4.3%
Internet	232,398	0.9%
Iron/Steel	57,083	0.2%
Leisure Time	93,290	0.3%
Lodging	172,968	0.6%
Machinery-Construction & Mining	64,152	0.2%
Machinery-Diversified	379,881	1.3%
Media	181,480	0.6%
Metal Fabricate/Hardware	326,733	1.1%
Mining	288,190	1.0%
Miscellaneous Manufacturing	796,611	2.8%
Office Furnishings	135,971	0.5%
Oil & Gas	424,348	1.5%
Oil & Gas Services	808,241	2.9%
Pharmaceuticals	138,497	0.5%
Real Estate	37,269	0.1%
REIT	1,140,922	4.0%
Retail	2,167,439	7.6%
Savings & Loans	494,904	1.8%
Semiconductors	953,242	3.5%
Software	775,566	2.7%
Storage/Warehousing	79,372	0.3%
Telecommunications	637,158	2.2%
Textiles	136,300	0.5%
Transportation	504,335	1.7%
Water	44,120	0.2%
Other**	13,420	NM
Total	$28,452,150	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

78 :: ProFund VP Small-Cap Value :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$22,636,194
Securities, at value	28,438,730
Repurchase agreements, at value	59,000
Total Investment Securities, at value	28,497,730
Cash	89,660
Dividends and interest receivable	28,893
Receivable for capital shares issued	371
Receivable for investments sold	512,321
Prepaid expenses	319
TOTAL ASSETS	29,129,294

LIABILITIES:
Payable for investments purchased	456,294
Payable for capital shares redeemed	139,154
Advisory fees payable	16,501
Management services fees payable	2,200
Administration fees payable	782
Administrative services fees payable	11,925
Distribution fees payable	11,004
Trustee fees payable	6
Transfer agency fees payable	2,353
Fund accounting fees payable	917
Compliance services fees payable	136
Other accrued expenses	35,872
TOTAL LIABILITIES	677,144
NET ASSETS	$28,452,150

NET ASSETS CONSIST OF:
Capital	$29,332,788
Accumulated net investment income (loss)	3,111
Accumulated net realized gains (losses) on investments	(6,745,285)
Net unrealized appreciation (depreciation) on investments	5,861,536
NET ASSETS	$28,452,150

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	727,069
Net Asset Value (offering and redemption price per share)	$39.13

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$234,045
Interest	9
Foreign tax withholding	(74)
TOTAL INVESTMENT INCOME	233,980

EXPENSES:
Advisory fees	103,480
Management services fees	13,797
Administration fees	5,133
Transfer agency fees	7,346
Administrative services fees	41,335
Distribution fees	34,493
Custody fees	5,630
Fund accounting fees	7,986
Trustee fees	357
Compliance services fees	141
Printing fees	20,171
Other fees	8,182
Total Gross Expenses before reductions	248,051
Expenses reduced and reimbursed by the Advisor	(16,256)
TOTAL NET EXPENSES	231,795
NET INVESTMENT INCOME (LOSS)	2,185

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(973,939)
Change in net unrealized appreciation/depreciation on investments	590,514
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(383,425)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(381,240)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Value :: 79

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$2,185	$(3,033)
Net realized gains (losses) on investments	(973,939)	5,211,489
Change in net unrealized appreciation/depreciation on investments	590,514	(3,976,530)
Change in net assets resulting from operations	(381,240)	1,231,926

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(2,476,250)	(1,172,153)
Change in net assets resulting from distributions	(2,476,250)	(1,172,153)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	27,925,235	37,404,279
Dividends reinvested	2,476,250	1,172,153
Value of shares redeemed	(24,567,434)	(53,305,150)
Change in net assets resulting from capital transactions	5,834,051	(14,728,718)
Change in net assets	2,976,561	(14,668,945)

NET ASSETS:
Beginning of period	25,475,589	40,144,534
End of period	$28,452,150	$25,475,589
Accumulated net investment income (loss)	$3,111	$926

SHARE TRANSACTIONS:
Issued	663,342	918,226
Reinvested	63,903	29,333
Redeemed	(602,134)	(1,306,370)
Change in shares	125,111	(358,811)

See accompanying notes to financial statements.

80 :: ProFund VP Small-Cap Value :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$42.32		$41.78	$30.41	$26.17	$27.30	$22.38

Investment Activities:
Net investment income (loss)(a)	—	(b)	— (b)	(0.07)	0.08	(0.09)	(0.08)
Net realized and unrealized gains (losses) on investments	(0.04)		2.32	11.51	4.16	(1.04)	4.99
Total income (loss) from investment activities	(0.04)		2.32	11.44	4.24	(1.13)	4.91

Capital Transactions:	—		—	—	—	—	0.03	(c)

Distributions to Shareholders From:
Net investment income	—		—	(0.07)	—	—	(0.02)
Net realized gains on investments	(3.15)		(1.78)	—	—	—	—
Total distributions	(3.15)		(1.78)	(0.07)	—	—	(0.02)

Net Asset Value, End of Period	$39.13		$42.32	$41.78	$30.41	$26.17	$27.30

Total Return	(0.03	)%(d)	5.81%	37.67%	16.16%	(4.10)%	22.10	%(c)

Ratios to Average Net Assets:
Gross expenses(e)	1.80%		1.87%	1.88%	1.99%	1.94%	1.96%
Net expenses(e)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	0.02%		(0.01)%	(0.19)%	0.29%	(0.34)%	(0.34)%

Supplemental Data:
Net assets, end of period (000’s)	$28,452		$25,476	$40,145	$29,138	$25,208	$27,251
Portfolio turnover rate(f)	80	%(d)	143%	169%	257%	267%	412%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.15% to the total return. Without this contribution, the net asset value and total return would be lower.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 81

Investment Objective: The ProFund VP Small-Cap Growth seeks investment results, before fees and expenses, that correspond to the performance of the S&P SmallCap 600 Growth Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Toro Co.	1.0%
PAREXEL International Corp.	1.0%
Curtiss-Wright Corp.	1.0%
Jack in the Box, Inc.	0.9%
Sovran Self Storage, Inc.	0.9%

S&P SmallCap 600 Growth Index — Composition

% of Index
Financials	23%
Consumer Discretionary	19%
Health Care	18%
Information Technology	17%
Industrials	13%
Materials	4%
Consumer Staples	2%
Energy	2%
Utilities	1%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
8x8, Inc.* (Internet)	4,116	$36,879
AAON, Inc. (Building Materials)	4,116	92,692
Abaxis, Inc. (Healthcare-Products)	2,058	105,946
ABIOMED, Inc.* (Healthcare-Products)	3,773	247,998
Acadia Realty Trust (REIT)	4,459	129,801
Aceto Corp. (Chemicals)	1,372	33,792
Acorda Therapeutics, Inc.* (Biotechnology)	2,744	91,458
Aerojet Rocketdyne Holdings, Inc.* (Aerospace/Defense)	3,087	63,623
Affymetrix, Inc.* (Healthcare-Products)	7,889	86,148
Agilysys, Inc.* (Computers)	686	6,297
Agree Realty Corp. (REIT)	1,029	30,016
Air Methods Corp.* (Healthcare-Services)	2,058	85,078
Albany International Corp.—Class A (Machinery-Diversified)	1,372	54,606
Albany Molecular Research, Inc.* (Commercial Services)	2,401	48,548
Allegiant Travel Co. (Airlines)	1,372	244,051
Amedisys, Inc.* (Healthcare-Services)	1,715	68,137
American Assets Trust, Inc. (REIT)	3,773	147,939
American Equity Investment Life Holding Co. (Insurance)	3,773	101,796
American Public Education, Inc.* (Commercial Services)	686	17,644
American States Water Co. (Water)	2,401	89,773
American Woodmark Corp.* (Home Furnishings)	1,029	56,441
AMERISAFE, Inc. (Insurance)	1,029	48,425
AMN Healthcare Services, Inc.* (Commercial Services)	4,802	151,695
AmSurg Corp.* (Healthcare-Services)	3,087	215,936
ANI Pharmaceuticals, Inc.* (Biotechnology)	686	42,566
Anika Therapeutics, Inc.* (Pharmaceuticals)	1,372	45,317
Apogee Enterprises, Inc. (Building Materials)	3,087	162,500
Approach Resources, Inc.* (Oil & Gas)	1,715	11,748
ArcBest Corp. (Transportation)	2,401	76,352
Associated Estates Realty Corp. (REIT)	5,831	166,942
AZZ, Inc. (Miscellaneous Manufacturing)	2,744	142,140
B of I Holding, Inc.* (Savings & Loans)	1,372	145,034
B&G Foods, Inc.—Class A (Food)	3,087	88,072
Badger Meter, Inc. (Electronics)	1,029	65,331
Balchem Corp. (Chemicals)	3,087	172,007
Bank Mutual Corp. (Savings & Loans)	4,459	34,201
Banner Corp. (Banks)	1,029	49,320
Bel Fuse, Inc.—Class B (Electronics)	1,029	21,115
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	1,372	56,595
BJ’s Restaurants, Inc.* (Retail)	2,058	99,710
Blackbaud, Inc. (Software)	4,802	273,474
Blue Nile, Inc.* (Internet)	686	20,848
Bob Evans Farms, Inc. (Retail)	1,029	52,530
Boise Cascade Co.* (Building Materials)	2,058	75,487
Bonanza Creek Energy, Inc.* (Oil & Gas)	2,401	43,818
Boston Private Financial Holdings, Inc. (Banks)	8,575	114,991
Bottomline Technologies, Inc.* (Software)	1,715	47,694
Brookline Bancorp, Inc. (Savings & Loans)	3,430	38,724
Cabot Microelectronics Corp.* (Semiconductors)	1,029	48,476
CalAmp Corp.* (Telecommunications)	2,401	43,842
Calavo Growers, Inc. (Food)	1,715	89,060
Caleres, Inc. (Retail)	2,058	65,403
Calgon Carbon Corp. (Chemicals)	2,401	46,531
Cal-Maine Foods, Inc. (Food)	3,087	161,141
Cambrex Corp.* (Biotechnology)	3,087	135,642
Cantel Medical Corp. (Healthcare-Products)	3,430	184,088
Capella Education Co. (Commercial Services)	686	36,818
Cardinal Financial Corp. (Banks)	1,715	37,370
Cardtronics, Inc.* (Commercial Services)	4,459	165,206
CareTrust REIT, Inc. (REIT)	2,744	34,766
Carrizo Oil & Gas, Inc.* (Oil & Gas)	4,802	236,451
Cedar Realty Trust, Inc. (REIT)	5,145	32,928
Century Aluminum Co.* (Mining)	5,145	53,662
CEVA, Inc.* (Semiconductors)	1,029	19,993
Chemed Corp. (Healthcare-Services)	1,715	224,836

See accompanying notes to financial statements.

82 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Chesapeake Lodging Trust (REIT)	6,174	$188,184
Christopher & Banks Corp.* (Retail)	1,715	6,877
Cincinnati Bell, Inc.* (Telecommunications)	12,348	47,169
Cirrus Logic, Inc.* (Semiconductors)	3,773	128,395
Clearwater Paper Corp.* (Forest Products & Paper)	1,029	58,962
Columbia Banking System, Inc. (Banks)	2,401	78,129
Computer Programs & Systems, Inc. (Software)	686	36,646
comScore, Inc.* (Internet)	3,430	182,681
Comtech Telecommunications Corp. (Telecommunications)	686	19,928
CONMED Corp. (Healthcare-Products)	1,372	79,946
Consolidated Communications Holdings, Inc. (Telecommunications)	4,802	100,890
CoreSite Realty Corp. (REIT)	2,744	124,687
CorVel Corp.* (Commercial Services)	343	10,983
Cousins Properties, Inc. (REIT)	20,923	217,181
Cracker Barrel Old Country Store, Inc. (Retail)	1,372	204,648
Cross Country Healthcare, Inc.* (Commercial Services)	1,372	17,397
CryoLife, Inc. (Healthcare-Products)	1,372	15,476
Curtiss-Wright Corp. (Aerospace/Defense)	4,802	347,857
CVB Financial Corp. (Banks)	4,459	78,522
Cyberonics, Inc.* (Healthcare-Products)	1,715	101,974
Cynosure, Inc.*—Class A (Healthcare-Products)	2,401	92,631
Dealertrack Technologies, Inc.* (Software)	4,459	279,981
Deltic Timber Corp. (Forest Products & Paper)	1,029	69,602
Depomed, Inc.* (Pharmaceuticals)	6,174	132,494
DHI Group, Inc.* (Internet)	3,773	33,542
Diamond Foods, Inc.* (Food)	1,372	43,053
DiamondRock Hospitality Co. (REIT)	20,580	263,630
DineEquity, Inc. (Retail)	1,029	101,964
Diodes, Inc.* (Semiconductors)	2,401	57,888
Dorman Products, Inc.* (Auto Parts & Equipment)	2,058	98,084
Drew Industries, Inc. (Building Materials)	1,372	79,603
DSP Group, Inc.* (Semiconductors)	1,372	14,173
DTS, Inc.* (Home Furnishings)	1,715	52,290
Dycom Industries, Inc.* (Engineering & Construction)	1,715	100,927
EastGroup Properties, Inc. (REIT)	2,058	115,721
Ebix, Inc. (Software)	1,372	44,741
Echo Global Logistics, Inc.* (Transportation)	1,715	56,012
Education Realty Trust, Inc. (REIT)	4,802	150,591
eHealth, Inc.* (Insurance)	1,029	13,058
Electro Scientific Industries, Inc. (Electronics)	686	3,615
Electronics for Imaging, Inc.* (Computers)	4,802	208,935
Emergent BioSolutions, Inc.* (Biotechnology)	2,058	67,811
Encore Capital Group, Inc.* (Diversified Financial Services)	1,372	58,639
Enova International, Inc.* (Diversified Financial Services)	2,744	51,258
EnPro Industries, Inc. (Miscellaneous Manufacturing)	1,029	58,880
Epiq Systems, Inc. (Software)	2,058	34,739
EPR Properties (REIT)	3,087	169,106
Era Group, Inc.* (Transportation)	1,029	21,074
ESCO Technologies, Inc. (Electronics)	1,029	38,495
Evercore Partners, Inc.—Class A (Diversified Financial Services)	2,058	111,050
ExamWorks Group, Inc.* (Commercial Services)	3,430	134,113
Exar Corp.* (Semiconductors)	2,058	20,127
ExlService Holdings, Inc.* (Computers)	2,058	71,166
Exponent, Inc. (Engineering & Construction)	1,715	76,798
FARO Technologies, Inc.* (Electronics)	1,029	48,054
Federal Signal Corp. (Miscellaneous Manufacturing)	3,087	46,027
Financial Engines, Inc. (Diversified Financial Services)	3,087	131,136
First Cash Financial Services, Inc.* (Retail)	1,715	78,187
First Commonwealth Financial Corp. (Banks)	3,773	36,183
First Financial Bankshares, Inc. (Banks)	3,773	130,697
First Midwest Bancorp, Inc. (Banks)	7,889	149,654
Flotek Industries, Inc.* (Oil & Gas Services)	5,145	64,467
Forrester Research, Inc. (Commercial Services)	686	24,710
Forward Air Corp. (Transportation)	3,087	161,327
Francesca’s Holdings Corp.* (Retail)	4,459	60,063
Franklin Electric Co., Inc. (Hand/Machine Tools)	1,715	55,446
Franklin Street Properties Corp. (REIT)	4,459	50,431
FTD Cos., Inc.* (Internet)	1,029	29,008
G & K Services, Inc.—Class A (Textiles)	1,029	71,145
Gannett Co., Inc.* (Media)	4,116	57,583
General Communication, Inc.*—Class A (Telecommunications)	3,087	52,510
Gentherm, Inc.* (Auto Parts & Equipment)	3,773	207,176
G-III Apparel Group, Ltd.* (Apparel)	3,773	265,431
Glacier Bancorp, Inc. (Banks)	7,546	222,003
Globe Specialty Metals, Inc. (Mining)	3,087	54,640
Greatbatch, Inc.* (Healthcare-Products)	1,715	92,473
Green Dot Corp.*—Class A (Commercial Services)	1,715	32,791
Greenhill & Co., Inc. (Diversified Financial Services)	1,372	56,705
Group 1 Automotive, Inc. (Retail)	1,029	93,464
H.B. Fuller Co. (Chemicals)	2,058	83,596
Haemonetics Corp.* (Healthcare-Products)	2,744	113,492
Hawaiian Holdings, Inc.* (Airlines)	2,744	65,170
HCI Group, Inc. (Insurance)	1,029	45,492
Headwaters, Inc.* (Building Materials)	7,546	137,488
Healthcare Realty Trust, Inc. (REIT)	10,290	239,345
Healthcare Services Group, Inc. (Commercial Services)	7,203	238,058
HealthEquity, Inc.* (Commercial Services)	2,058	65,959
HealthStream, Inc.* (Internet)	2,401	73,038
Heartland Express, Inc. (Transportation)	5,488	111,022
Heartland Payment Systems, Inc. (Commercial Services)	2,401	129,774
Helen of Troy, Ltd.* (Household Products/Wares)	2,744	267,513
HFF, Inc.—Class A (Real Estate)	3,430	143,134
Hibbett Sports, Inc.* (Retail)	1,029	47,931
Hillenbrand, Inc. (Miscellaneous Manufacturing)	6,517	200,072
Home BancShares, Inc. (Banks)	5,831	213,181
Iconix Brand Group, Inc.* (Apparel)	4,802	119,906
ICU Medical, Inc.* (Healthcare-Products)	1,029	98,434
iGATE Corp.* (Computers)	3,773	179,935
Impax Laboratories, Inc.* (Pharmaceuticals)	6,860	315,012
Independent Bank Corp. (Banks)	1,029	48,250
Inland Real Estate Corp. (REIT)	8,918	84,008
Innophos Holdings, Inc. (Chemicals)	1,029	54,167
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	1,372	92,432
Interactive Intelligence Group, Inc.* (Software)	1,029	45,760
Interval Leisure Group, Inc. (Lodging)	2,058	47,025
Iridium Communications, Inc.* (Telecommunications)	2,744	24,943
iRobot Corp.* (Home Furnishings)	1,715	54,674
Ixia* (Telecommunications)	2,058	25,602

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 83

Common Stocks, continued

	Shares	Value
J & J Snack Foods Corp. (Food)	1,372	$151,839
j2 Global, Inc. (Internet)	4,802	326,248
Jack in the Box, Inc. (Retail)	3,773	332,627
John Bean Technologies Corp. (Miscellaneous Manufacturing)	1,372	51,573
KapStone Paper & Packaging Corp. (Forest Products & Paper)	8,575	198,254
Knight Transportation, Inc. (Transportation)	6,174	165,092
Kopin Corp.* (Semiconductors)	2,401	8,283
Korn/Ferry International (Commercial Services)	2,401	83,483
Landauer, Inc. (Commercial Services)	343	12,225
Lannett Co., Inc.* (Pharmaceuticals)	2,744	163,104
LegacyTexas Financial Group, Inc. (Banks)	1,715	51,793
Lexington Realty Trust (REIT)	13,377	113,437
Ligand Pharmaceuticals, Inc.*—Class B (Biotechnology)	1,715	173,044
Lindsay Corp. (Machinery-Diversified)	686	60,306
Lithia Motors, Inc.—Class A (Retail)	1,372	155,256
Littelfuse, Inc. (Electrical Components & Equipment)	1,372	130,189
LivePerson, Inc.* (Computers)	3,430	33,648
LogMeIn, Inc.* (Telecommunications)	2,401	154,840
LTC Properties, Inc. (REIT)	2,058	85,613
Lumber Liquidators Holdings, Inc.* (Retail)	1,372	28,414
Luminex Corp.* (Healthcare-Products)	2,401	41,441
Lydall, Inc.* (Miscellaneous Manufacturing)	1,715	50,695
MarineMax, Inc.* (Retail)	1,372	32,256
MarketAxess Holdings, Inc. (Diversified Financial Services)	2,401	222,740
Marriott Vacations Worldwide Corp. (Entertainment)	2,744	251,762
Masimo Corp.* (Healthcare-Products)	2,744	106,303
Matson, Inc. (Transportation)	4,459	187,456
Matthews International Corp.—Class A (Commercial Services)	1,372	72,908
MB Financial, Inc. (Banks)	6,517	224,445
MedAssets, Inc.* (Software)	3,430	75,666
Medical Properties Trust, Inc. (REIT)	21,266	278,797
Medidata Solutions, Inc.* (Software)	3,430	186,317
Medifast, Inc.* (Commercial Services)	686	22,172
Meridian Bioscience, Inc. (Healthcare-Products)	2,058	38,361
Meritage Homes Corp.* (Home Builders)	3,773	177,671
Methode Electronics, Inc. (Electronics)	3,773	103,569
Micrel, Inc. (Semiconductors)	3,087	42,909
Microsemi Corp.* (Semiconductors)	5,831	203,794
MicroStrategy, Inc.*—Class A (Software)	1,029	175,012
MiMedx Group, Inc.* (Healthcare-Products)	9,947	115,286
MKS Instruments, Inc. (Semiconductors)	2,401	91,094
Mobile Mini, Inc. (Storage/Warehousing)	2,401	100,938
Momenta Pharmaceuticals, Inc.* (Biotechnology)	2,744	62,591
Monarch Casino & Resort, Inc.* (Lodging)	343	7,052
Monolithic Power Systems, Inc. (Semiconductors)	3,773	191,330
Monotype Imaging Holdings, Inc. (Software)	2,401	57,888
Monro Muffler Brake, Inc. (Commercial Services)	2,058	127,925
Montpelier Re Holdings, Ltd. (Insurance)	2,058	81,291
Moog, Inc.*—Class A (Aerospace/Defense)	1,715	121,216
MTS Systems Corp. (Computers)	686	47,300
Mueller Industries, Inc. (Metal Fabricate/Hardware)	2,401	83,363
MYR Group, Inc.* (Engineering & Construction)	686	21,239
Nanometrics, Inc.* (Semiconductors)	1,029	16,587
Natus Medical, Inc.* (Healthcare-Products)	3,430	145,981
Neenah Paper, Inc. (Forest Products & Paper)	1,715	101,116
Nektar Therapeutics* (Pharmaceuticals)	13,377	167,346
Neogen Corp.* (Pharmaceuticals)	2,401	113,903
NetScout Systems, Inc.* (Computers)	3,773	138,356
New Jersey Resources Corp. (Gas)	4,116	113,396
NIC, Inc. (Internet)	3,773	68,970
NorthWestern Corp. (Electric)	2,401	117,049
Nutrisystem, Inc. (Commercial Services)	1,372	34,135
NuVasive, Inc.* (Healthcare-Products)	2,744	130,011
Omnicell, Inc.* (Software)	3,773	142,280
On Assignment, Inc.* (Commercial Services)	4,802	188,623
Orion Marine Group, Inc.* (Engineering & Construction)	1,372	9,906
Oritani Financial Corp. (Savings & Loans)	2,058	33,031
OSI Systems, Inc.* (Electronics)	1,029	72,843
Outerwall, Inc. (Retail)	1,715	130,529
Oxford Industries, Inc. (Apparel)	686	59,991
Papa John’s International, Inc. (Retail)	3,087	233,408
PAREXEL International Corp.* (Commercial Services)	5,488	352,933
Park Electrochemical Corp. (Electronics)	1,029	19,716
Parkway Properties, Inc. (REIT)	4,802	83,747
Pennsylvania Real Estate Investment Trust (REIT)	4,459	95,155
Perficient, Inc.* (Internet)	1,715	32,997
Pericom Semiconductor Corp. (Semiconductors)	1,029	13,531
PetroQuest Energy, Inc.* (Oil & Gas)	5,831	11,545
PGT, Inc.* (Building Materials)	4,802	69,677
Piedmont Natural Gas Co., Inc. (Gas)	3,773	133,225
Pinnacle Entertainment, Inc.* (Entertainment)	6,174	230,167
Pinnacle Financial Partners, Inc. (Banks)	3,430	186,489
Piper Jaffray Cos.* (Diversified Financial Services)	1,029	44,906
Pool Corp. (Distribution/Wholesale)	4,459	312,933
Popeyes Louisiana Kitchen, Inc.* (Retail)	2,401	144,036
Post Properties, Inc. (REIT)	5,488	298,383
Power Integrations, Inc. (Semiconductors)	1,715	77,484
PRA Group, Inc.* (Diversified Financial Services)	4,802	299,212
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	5,488	253,765
PrivateBancorp, Inc. (Banks)	7,203	286,823
Progress Software Corp.* (Software)	2,744	75,460
PS Business Parks, Inc. (REIT)	1,372	98,990
Quaker Chemical Corp. (Chemicals)	686	60,944
Quality Systems, Inc. (Software)	1,715	28,418
QuinStreet, Inc.* (Internet)	1,029	6,637
Repligen Corp.* (Biotechnology)	3,087	127,400
Republic Airways Holdings, Inc.* (Airlines)	1,372	12,595
Retail Opportunity Investments Corp. (REIT)	9,604	150,014
RLI Corp. (Insurance)	1,715	88,134
Rogers Corp.* (Electronics)	1,029	68,058
Ruth’s Hospitality Group, Inc. (Retail)	1,715	27,646
Sabra Health Care REIT, Inc. (REIT)	6,174	158,919
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	2,401	58,368
Saia, Inc.* (Transportation)	2,401	94,335
Sanderson Farms, Inc. (Food)	1,029	77,340
Saul Centers, Inc. (REIT)	1,029	50,617
Scientific Games Corp.*—Class A (Entertainment)	5,145	79,953
Select Comfort Corp.* (Home Furnishings)	5,488	165,024
Select Medical Holdings Corp. (Healthcare-Services)	5,488	88,906

See accompanying notes to financial statements.

84 :: ProFund VP Small-Cap Growth :: Financial Statements

Common Stocks, continued

	Shares	Value
Semtech Corp.* (Semiconductors)	3,430	$68,086
Simmons First National Corp.—Class A (Banks)	1,029	48,034
Simpson Manufacturing Co., Inc. (Building Materials)	2,058	69,972
Snyder’s-Lance, Inc. (Food)	5,488	177,098
Sonic Corp. (Retail)	5,145	148,176
Southside Bancshares, Inc. (Banks)	1,029	30,078
Sovran Self Storage, Inc. (REIT)	3,773	327,910
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	2,401	16,423
Stamps.com, Inc.* (Internet)	1,372	100,938
Standard Pacific Corp.* (Home Builders)	15,092	134,470
Standex International Corp. (Miscellaneous Manufacturing)	686	54,832
Steven Madden, Ltd.* (Apparel)	3,430	146,735
Stillwater Mining Co.* (Mining)	5,488	63,606
Strayer Education, Inc.* (Commercial Services)	1,029	44,350
Sturm, Ruger & Co., Inc. (Miscellaneous Manufacturing)	1,029	59,116
Summit Hotel Properties, Inc. (REIT)	4,459	58,012
Super Micro Computer, Inc.* (Computers)	3,773	111,605
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	3,087	52,417
SurModics, Inc.* (Healthcare-Products)	686	16,066
Synaptics, Inc.* (Computers)	3,773	327,251
Synchronoss Technologies, Inc.* (Software)	3,773	172,539
Synergy Resources Corp.* (Oil & Gas)	9,261	105,853
Take-Two Interactive Software, Inc.* (Software)	8,575	236,413
Talmer Bancorp, Inc.—Class A (Banks)	3,430	57,453
Tangoe, Inc.* (Software)	1,715	21,575
TASER International, Inc.* (Electronics)	5,488	182,806
Tennant Co. (Machinery-Diversified)	1,029	67,235
Tessera Technologies, Inc. (Semiconductors)	4,802	182,380
Texas Capital Bancshares, Inc.* (Banks)	3,087	192,135
Texas Roadhouse, Inc.—Class A (Retail)	6,517	243,930
The Buckle, Inc. (Retail)	1,372	62,796
The Cato Corp.—Class A (Retail)	1,372	53,179
The E.W. Scripps Co.—Class A (Media)	5,488	125,401
The Ensign Group, Inc. (Healthcare-Services)	2,401	122,595
The Finish Line, Inc.—Class A (Retail)	2,401	66,796
The GEO Group, Inc. (REIT)	4,116	140,603
The Medicines Co.* (Biotechnology)	2,744	78,506
The Providence Service Corp.* (Healthcare-Services)	686	30,376
The Ryland Group, Inc. (Home Builders)	4,802	222,668
The Toro Co. (Housewares)	5,488	371,977
TopBuild Corp.* (Engineering & Construction)	2,058	59,682
Tuesday Morning Corp.* (Retail)	4,459	50,231
U.S. Silica Holdings, Inc. (Mining)	5,488	161,128
Ultratech, Inc.* (Semiconductors)	1,029	19,098
UniFirst Corp. (Textiles)	686	76,729
United Bankshares, Inc. (Banks)	2,744	110,391
United Insurance Holdings Corp. (Insurance)	1,372	21,321
Universal Electronics, Inc.* (Home Furnishings)	1,715	85,476
Universal Health Realty Income Trust (REIT)	1,372	63,743
Universal Insurance Holdings, Inc. (Insurance)	3,087	74,705
Urstadt Biddle Properties, Inc.—Class A (REIT)	1,715	32,036
US Ecology, Inc. (Environmental Control)	2,058	100,266
VASCO Data Security International, Inc.* (Internet)	3,087	93,197
Vascular Solutions, Inc.* (Healthcare-Products)	1,372	47,636
Veeco Instruments, Inc.* (Semiconductors)	1,715	49,289
ViaSat, Inc.* (Telecommunications)	4,459	268,700
Vicor Corp.* (Electrical Components & Equipment)	686	8,362
Virtus Investment Partners, Inc. (Diversified Financial Services)	343	45,362
Virtusa Corp.* (Computers)	2,744	141,042
Vitamin Shoppe, Inc.* (Retail)	1,372	51,134
WageWorks, Inc.* (Diversified Financial Services)	1,715	69,372
Walker & Dunlop, Inc.* (REIT)	1,715	45,859
Watts Water Technologies, Inc.—Class A (Electronics)	1,372	71,138
Wausau Paper Corp. (Household Products/Wares)	1,715	15,744
WD-40 Co. (Household Products/Wares)	1,029	89,688
West Pharmaceutical Services, Inc. (Healthcare-Products)	4,459	258,978
Westamerica Bancorp (Banks)	1,029	52,119
Winnebago Industries, Inc. (Home Builders)	2,744	64,731
Wolverine World Wide, Inc. (Apparel)	10,633	302,827
World Acceptance Corp.* (Diversified Financial Services)	343	21,098
XO Group, Inc.* (Internet)	1,372	22,432
Zumiez, Inc.* (Retail)	2,058	54,805
TOTAL COMMON STOCKS (Cost $27,451,188)		36,510,203
TOTAL INVESTMENT SECURITIES (Cost $27,451,188)—100.2%		36,510,203
Net other assets (liabilities)—(0.2)%		(80,923)
NET ASSETS—100.0%		$36,429,280

*                 Non-income producing security

ProFund VP Small-Cap Growth invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$532,696	1.5%
Airlines	321,816	0.9%
Apparel	894,890	2.5%
Auto Parts & Equipment	305,260	0.8%
Banks	2,398,060	6.6%
Biotechnology	795,441	2.2%
Building Materials	687,419	1.9%
Chemicals	451,037	1.3%
Commercial Services	2,012,450	5.5%
Computers	1,265,535	3.5%
Distribution/Wholesale	312,933	0.9%
Diversified Financial Services	1,111,478	3.0%
Electric	117,049	0.3%
Electrical Components & Equipment	138,551	0.4%
Electronics	694,740	1.9%
Engineering & Construction	268,552	0.8%
Entertainment	561,882	1.6%
Environmental Control	100,266	0.3%
Food	787,603	2.2%
Forest Products & Paper	427,934	1.1%
Gas	246,621	0.7%
Hand/Machine Tools	55,446	0.2%
Healthcare-Products	2,211,101	6.0%
Healthcare-Services	892,459	2.5%
Home Builders	599,540	1.6%
Home Furnishings	413,905	1.2%
Household Products/Wares	372,945	0.9%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 85

	Value	% of Net Assets
Housewares	$371,977	1.0%
Insurance	474,222	1.3%
Internet	1,027,415	2.6%
Lodging	54,077	0.1%
Machinery-Diversified	182,147	0.5%
Media	182,984	0.5%
Metal Fabricate/Hardware	83,363	0.2%
Mining	333,036	0.9%
Miscellaneous Manufacturing	663,335	1.8%
Oil & Gas	409,415	1.1%
Oil & Gas Services	64,467	0.2%
Pharmaceuticals	1,301,726	3.6%
Real Estate	143,134	0.4%
REIT	4,227,111	11.5%
Retail	2,625,996	7.3%
Savings & Loans	250,990	0.7%
Semiconductors	1,252,917	3.5%
Software	1,934,603	5.3%
Storage/Warehousing	100,938	0.3%
Telecommunications	738,424	2.1%
Textiles	147,874	0.4%
Transportation	872,670	2.4%
Water	89,773	0.2%
Other**	(80,923)	(0.2)%
Total	$36,429,280	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

86 :: ProFund VP Small-Cap Growth :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$27,451,188
Securities, at value	36,510,203
Total Investment Securities, at value	36,510,203
Cash	47,464
Dividends receivable	36,789
Receivable for capital shares issued	134,005
Receivable for investments sold	1,936,651
Prepaid expenses	492
TOTAL ASSETS	38,665,604

LIABILITIES:
Payable for investments purchased	337,176
Payable for capital shares redeemed	1,839,001
Advisory fees payable	21,819
Management services fees payable	2,909
Administration fees payable	967
Administrative services fees payable	11,526
Distribution fees payable	10,683
Trustee fees payable	8
Transfer agency fees payable	2,849
Fund accounting fees payable	1,133
Compliance services fees payable	188
Other accrued expenses	8,065
TOTAL LIABILITIES	2,236,324
NET ASSETS	$36,429,280

NET ASSETS CONSIST OF:
Capital	$27,901,779
Accumulated net investment income (loss)	(70,956)
Accumulated net realized gains (losses) on investments	(460,558)
Net unrealized appreciation (depreciation) on investments	9,059,015
NET ASSETS	$36,429,280

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,035,431
Net Asset Value (offering and redemption price per share)	$35.18

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$228,541
Interest	8
TOTAL INVESTMENT INCOME	228,549

EXPENSES:
Advisory fees	133,707
Management services fees	17,828
Administration fees	5,811
Transfer agency fees	8,307
Administrative services fees	55,784
Distribution fees	44,569
Custody fees	6,694
Fund accounting fees	8,336
Trustee fees	411
Compliance services fees	188
Other fees	15,013
Recoupment of prior expenses reduced by the Advisor	2,857
TOTAL NET EXPENSES	299,505
NET INVESTMENT INCOME (LOSS)	(70,956)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,034,114
Change in net unrealized appreciation/depreciation on investments	1,014,495
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,048,609

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,977,653

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Small-Cap Growth :: 87

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(70,956)	$(247,068)
Net realized gains (losses) on investments	1,034,114	5,342,436
Change in net unrealized appreciation/depreciation on investments	1,014,495	(6,281,755)
Change in net assets resulting from operations	1,977,653	(1,186,387)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(4,962,889)	(3,941,360)
Change in net assets resulting from distributions	(4,962,889)	(3,941,360)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	35,451,362	46,244,523
Dividends reinvested	4,962,889	3,941,360
Value of shares redeemed	(28,746,786)	(67,497,878)
Change in net assets resulting from capital transactions	11,667,465	(17,311,995)
Change in net assets	8,682,229	(22,439,742)

NET ASSETS:
Beginning of period	27,747,051	50,186,793
End of period	$36,429,280	$27,747,051
Accumulated net investment income (loss)	$(70,956)	$—

SHARE TRANSACTIONS:
Issued	937,908	1,199,416
Reinvested	146,096	111,812
Redeemed	(789,422)	(1,736,997)
Change in shares	294,582	(425,769)

See accompanying notes to financial statements.

88 :: ProFund VP Small-Cap Growth :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$37.45		$43.02	$32.63	$29.00	$28.69	$22.82

Investment Activities:
Net investment income (loss)(a)	(0.07)		(0.29)	(0.31)	(0.10)	(0.30)	(0.13)
Net realized and unrealized gains (losses) on investments	2.42		0.84 (b)	12.90	3.73	0.67	5.97
Total income (loss) from investment activities	2.35		0.55	12.59	3.63	0.37	5.84

Capital Transactions:	—		—	—	—	—	0.03	(c)

Distributions to Shareholders From:
Net realized gains on investments	(4.62)		(6.12)	(2.20)	—	(0.06)	—

Net Asset Value, End of Period	$35.18		$37.45	$43.02	$32.63	$29.00	$28.69

Total Return	6.72	%(d)	2.17%	40.42%	12.48%	1.28%	25.72	%(c)

Ratios to Average Net Assets:
Gross expenses(e)	1.68%		1.82%	1.83%	1.89%	1.86%	1.87%
Net expenses(e)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(0.40)%		(0.75)%	(0.83)%	(0.31)%	(1.00)%	(0.51)%

Supplemental Data:
Net assets, end of period (000’s)	$36,429		$27,747	$50,187	$24,477	$39,514	$59,360
Portfolio turnover rate(f)	84	%(d)	166%	174%	163%	310%	351%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)

The amounts include a voluntary capital contribution from the Advisor due to corrections of investment transactions. The contribution represented $0.03 to the net asset value and 0.14% to the total return. Without this contribution, the net asset value and total return would be lower.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 89

Investment Objective: The ProFund VP Asia 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Asia 30 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
PetroChina Co., Ltd.	6.1%
China Life Insurance Co., Ltd.	5.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.7%
BHP Billiton, Ltd.	5.0%
ICICI Bank, Ltd.	4.6%

ProFunds Asia 30 Index — Composition

Industry Breakdown	% of Index
Information Technology	33%
Consumer Discretionary	20%
Financials	14%
Materials	11%
Energy	9%
Health Care	5%
Telecommunication Services	4%
Utilities	4%

Country Composition
China	53%
India	14%
South Korea	10%
Australia	9%
Taiwan	8%
Hong Kong	6%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Baidu, Inc.*ADR (Internet)	4,662	$928,111
BHP Billiton PLCADR (Mining)	31,752	1,256,109
BHP Billiton, Ltd.ADR (Mining)	41,076	1,672,204
China Life Insurance Co., Ltd.ADR (Insurance)	89,208	1,941,166
China Mobile, Ltd.ADR (Telecommunications)	23,688	1,518,164
CNOOC, Ltd.ADR (Oil & Gas)	6,678	947,742
Ctrip.com International, Ltd.*ADR (Internet)	15,498	1,125,465
HDFC Bank, Ltd.ADR (Banks)	21,294	1,288,926
Himax Technologies, Inc.ADR (Semiconductors)	80,010	642,480
ICICI Bank, Ltd.ADR (Banks)	147,798	1,540,055
Infosys, Ltd.ADR (Computers)	65,268	1,034,498
JD.com, Inc.*ADR (Internet)	42,210	1,439,362
JinkoSolar Holding Co., Ltd.*ADR (Energy-Alternate Sources)	33,516	989,393
Jumei International Holding, Ltd.*ADR (Retail)	47,754	1,090,701
Korea Electric Power Corp.ADR (Electric)	71,064	1,446,863
LG Display Co., Ltd.ADR (Electronics)	113,526	1,315,766
Melco Crown Entertainment, Ltd.ADR (Lodging)	30,996	608,451
Mindray Medical International, Ltd.ADR (Healthcare-Products)	24,570	700,245
NetEase, Inc.ADR (Software)	7,812	1,131,685
New Oriental Education & Technology Group, Inc.*ADR (Commercial Services)	33,012	809,454
PetroChina Co., Ltd.ADR (Oil & Gas)	18,522	2,052,423
POSCOADR (Iron/Steel)	13,734	674,202
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	12,348	835,836
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	84,924	1,928,624
Tata Motors, Ltd.ADR (Auto Manufacturers)	21,294	734,004
Trina Solar, Ltd.*ADR (Energy-Alternate Sources)	74,466	866,784
Vipshop Holdings, Ltd.*ADR (Internet)	38,934	866,282
WuXi PharmaTech Cayman, Inc.*ADR (Commercial Services)	19,530	825,338
Yingli Green Energy Holding Co., Ltd.*ADR (Electrical Components & Equipment)	627,102	771,335
YY, Inc.*ADR (Internet)	10,710	744,559
TOTAL COMMON STOCKS (Cost $19,042,153)		33,726,227
TOTAL INVESTMENT SECURITIES (Cost $19,042,153)—99.9%		33,726,227
Net other assets (liabilities)—0.1%		23,370
NET ASSETS—100.0%		$33,749,597

*                           Non-income producing security

ADR              American Depositary Receipt

ProFund VP Asia 30 invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Auto Manufacturers	$734,004	2.2%
Banks	2,828,981	8.3%
Commercial Services	1,634,792	4.8%
Computers	1,034,498	3.1%
Electric	1,446,863	4.3%
Electrical Components & Equipment	771,335	2.3%
Electronics	1,315,766	3.9%
Energy-Alternate Sources	1,856,177	5.5%
Healthcare-Products	700,245	2.1%
Insurance	1,941,166	5.8%

See accompanying notes to financial statements.

90 :: ProFund VP Asia 30 :: Financial Statements

	Value	% of Net Assets
Internet	$5,939,615	17.5%
Iron/Steel	674,202	2.0%
Lodging	608,451	1.8%
Mining	2,928,313	8.7%
Oil & Gas	3,000,165	8.9%
Retail	1,090,701	3.2%
Semiconductors	2,571,104	7.6%
Software	1,131,685	3.4%
Telecommunications	1,518,164	4.5%
Other**	23,370	0.1%
Total	$33,749,597	100.0%

ProFund VP Asia 30 invested in securities with exposure to the following countries as of June 30, 2015:

	Value	% of Net Assets
Australia	$2,928,313	8.7%
China	18,065,881	53.5%
Hong Kong	2,126,615	6.3%
India	4,597,483	13.6%
Korea, Republic Of	3,436,831	10.2%
Taiwan	2,571,104	7.6%
Other**	23,370	0.1%
Total	$33,749,597	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Asia 30 :: 91

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$19,042,153
Securities, at value	33,726,227
Total Investment Securities, at value	33,726,227
Dividends receivable	203,165
Receivable for capital shares issued	349,561
Prepaid expenses	406
TOTAL ASSETS	34,279,359

LIABILITIES:
Payable for investments purchased	267,701
Payable for capital shares redeemed	87,581
Cash overdraft	103,344
Advisory fees payable	14,726
Management services fees payable	1,964
Administration fees payable	942
Administrative services fees payable	13,032
Distribution fees payable	17,111
Trustee fees payable	8
Transfer agency fees payable	3,026
Fund accounting fees payable	1,104
Compliance services fees payable	170
Other accrued expenses	19,053
TOTAL LIABILITIES	529,762
NET ASSETS	$33,749,597

NET ASSETS CONSIST OF:
Capital	$23,582,247
Accumulated net investment income (loss)	306,079
Accumulated net realized gains (losses) on investments	(4,822,803)
Net unrealized appreciation (depreciation) on investments	14,684,074
NET ASSETS	$33,749,597

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	615,838
Net Asset Value (offering and redemption price per share)	$54.80

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$619,441
Interest	16
Foreign tax withholding	(23,808)
TOTAL INVESTMENT INCOME	595,649

EXPENSES:
Advisory fees	129,399
Management services fees	17,253
Administration fees	5,200
Transfer agency fees	7,444
Administrative services fees	39,982
Distribution fees	43,133
Custody fees	12,730
Fund accounting fees	6,621
Trustee fees	358
Compliance services fees	170
Printing fee	16,145
Other fees	8,988
Recoupment of prior expenses reduced by the Advisor	2,147
TOTAL NET EXPENSES	289,570
NET INVESTMENT INCOME (LOSS)	306,079

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(1,085,333)
Change in net unrealized appreciation/depreciation on investments	1,752,606
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	667,273

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$973,352

See accompanying notes to financial statements.

92 :: ProFund VP Asia 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$306,079	$30,709
Net realized gains (losses) on investments	(1,085,333)	4,408,218
Change in net unrealized appreciation/depreciation on investments	1,752,606	(5,245,265)
Change in net assets resulting from operations	973,352	(806,338)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(89,913)	(27,095)
Net realized gains on investments	(1,668,414)	—
Change in net assets resulting from distributions	(1,758,327)	(27,095)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	30,539,234	41,298,698
Dividends reinvested	1,758,327	27,095
Value of shares redeemed	(27,675,387)	(53,229,160)
Change in net assets resulting from capital transactions	4,622,174	(11,903,367)
Change in net assets	3,837,199	(12,736,800)

NET ASSETS:
Beginning of period	29,912,398	42,649,198
End of period	$33,749,597	$29,912,398
Accumulated net investment income (loss)	$306,079	$89,913

SHARE TRANSACTIONS:
Issued	528,426	727,097
Reinvested	30,259	482
Redeemed	(486,079)	(946,215)
Change in shares	72,606	(218,636)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Asia 30 :: 93

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$55.06		$55.98	$48.72	$42.19	$61.12	$53.70

Investment Activities:
Net investment income (loss)(a)	0.51		0.05	(0.10)	0.03	(0.17)	0.02
Net realized and unrealized gains (losses) on investments	2.20		(0.93)	7.39	6.50	(15.32)	7.44
Total income (loss) from investment activities	2.71		(0.88)	7.29	6.53	(15.49)	7.46

Distributions to Shareholders From:
Net investment income	(0.15)		(0.04)	(0.03)	—	(0.02)	(0.04)
Net realized gains on investments	(2.82)		—	—	—	(3.42)	—
Total distributions	(2.97)		(0.04)	(0.03)	—	(3.44)	(0.04)

Net Asset Value, End of Period	$54.80		$55.06	$55.98	$48.72	$42.19	$61.12

Total Return	4.62	%(b)	(1.57)%	14.97%	15.48%	(27.00)%	13.91%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.74%	1.76%	1.88%	1.78%	1.74%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.77%		0.08%	(0.20)%	0.06%	(0.31)%	0.03%

Supplemental Data:
Net assets, end of period (000’s)	$33,750		$29,912	$42,649	$43,865	$39,521	$99,324
Portfolio turnover rate(d)	54	%(b)	102%	113%	111%	50%	158%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

94 :: ProFund VP Europe 30 :: Financial Statements

Investment Objective: The ProFund VP Europe 30 seeks investment results, before fees and expenses, that correspond to the performance of the ProFunds Europe 30 Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Royal Dutch Shell PLC	5.7%
HSBC Holdings PLC	5.7%
BP PLC	4.8%
Rio Tinto PLC	4.7%
TOTAL S.A.	4.5%

ProFunds Europe 30 Index — Composition

Industry Breakdown	% of Index
Energy	22%
Information Technology	18%
Financials	17%
Consumer Staples	11%
Health Care	9%
Telecommunication Services	8%
Materials	7%
Industrials	5%
Utilities	3%

Country Composition
Britain	44%
Netherlands	14%
France	12%
Spain	7%
Other	23%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
Alcatel-Lucent*ADR (Telecommunications)	203,130	$735,331
Anheuser-Busch InBev N.V.ADR (Beverages)	6,660	803,662
ArcelorMittalNYS (Iron/Steel)	70,300	683,316
ARM Holdings PLCADR (Semiconductors)	17,390	856,805
ASML Holding N.V.NYS (Semiconductors)	7,770	809,090
AstraZeneca PLCADR (Pharmaceuticals)	17,020	1,084,344
Banco Santander S.A.ADR (Banks)	167,980	1,177,540
Barclays PLCADR (Banks)	73,260	1,204,394
BP PLCADR (Oil & Gas)	39,220	1,567,231
British American Tobacco PLCADR (Agriculture)	7,030	760,998
Criteo S.A.*ADR (Internet)	17,020	811,343
Diageo PLCADR (Beverages)	7,400	858,696
EricssonADR (Telecommunications)	77,330	807,325
GlaxoSmithKline PLCADR (Pharmaceuticals)	25,900	1,078,735
HSBC Holdings PLCADR (Banks)	41,810	1,873,506
ING Groep N.V.ADR (Banks)	77,700	1,288,266
Koninklijke Philips N.V.NYS (Electronics)	29,230	744,196
National Grid PLCADR (Gas)	14,800	955,636
Nokia Corp.ADR (Telecommunications)	109,150	747,678
Rio Tinto PLCADR (Mining)	37,740	1,555,265
Royal Dutch Shell PLCADR—Class A (Oil & Gas)	32,930	1,877,340
Ryanair Holdings PLCADR (Airlines)	11,100	791,985
S.A.P. SEADR (Software)	18,130	1,273,270
SanofiADR (Pharmaceuticals)	16,650	824,675
Statoil ASAADR (Oil & Gas)	59,940	1,072,926
Telefonica S.A.ADR (Telecommunications)	79,180	1,124,356
Tenaris S.A.ADR (Metal Fabricate/Hardware)	46,990	1,269,670
TOTAL S.A.ADR (Oil & Gas)	29,970	1,473,624
Unilever N.V.NYS (Cosmetics/Personal Care)	30,710	1,284,906
Vodafone Group PLCADR (Telecommunications)	38,110	1,389,110
TOTAL COMMON STOCKS (Cost $25,836,266)		32,785,219
TOTAL INVESTMENT SECURITIES (Cost $25,836,266)—99.9%		32,785,219
Net other assets (liabilities)—0.1%		48,289
NET ASSETS—100.0%		$32,833,508

*                           Non-income producing security

ADR              American Depositary Receipt

NYS               New York Shares

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 95

ProFund VP Europe 30 invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Agriculture	$760,998	2.3%
Airlines	791,985	2.4%
Banks	5,543,706	17.0%
Beverages	1,662,358	5.0%
Cosmetics/Personal Care	1,284,906	3.9%
Electronics	744,196	2.3%
Gas	955,636	2.9%
Internet	811,343	2.5%
Iron/Steel	683,316	2.1%
Metal Fabricate/Hardware	1,269,670	3.8%
Mining	1,555,265	4.7%
Oil & Gas	5,991,121	18.3%
Pharmaceuticals	2,987,754	9.1%
Semiconductors	1,665,895	5.1%
Software	1,273,270	3.9%
Telecommunications	4,803,800	14.6%
Other**	48,289	0.1%
Total	$32,833,508	100.0%

ProFund VP Europe 30 invested in securities with exposure to the following countries as of June 30, 2015:

	Value	% of Net Assets
Belgium	$803,662	2.4%
Finland	747,678	2.3%
France	3,844,973	11.7%
Germany	1,273,270	3.9%
Ireland	791,985	2.4%
Luxembourg	1,952,986	5.9%
Netherlands	6,003,798	18.3%
Norway	1,072,926	3.3%
Spain	2,301,896	7.0%
Sweden	807,325	2.5%
United Kingdom	13,184,720	40.2%
Other**	48,289	0.1%
Total	$32,833,508	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

96 :: ProFund VP Europe 30 :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$25,836,266
Securities, at value	32,785,219
Total Investment Securities, at value	32,785,219
Dividends receivable	140,130
Receivable for capital shares issued	3,757
Receivable for investments sold	797,368
Prepaid expenses	410
TOTAL ASSETS	33,726,884

LIABILITIES:
Payable for capital shares redeemed	732,310
Cash overdraft	98,492
Advisory fees payable	17,998
Management services fees payable	2,400
Administration fees payable	969
Administrative services fees payable	13,882
Distribution fees payable	15,670
Trustee fees payable	8
Transfer agency fees payable	2,984
Fund accounting fees payable	1,135
Compliance services fees payable	172
Other accrued expenses	7,356
TOTAL LIABILITIES	893,376
NET ASSETS	$32,833,508

NET ASSETS CONSIST OF:
Capital	$35,778,248
Accumulated net investment income (loss)	506,935
Accumulated net realized gains (losses) on investments	(10,400,628)
Net unrealized appreciation (depreciation) on investments	6,948,953
NET ASSETS	$32,833,508

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,483,754
Net Asset Value (offering and redemption price per share)	$22.13

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$854,159
Interest	8
Foreign tax withholding	(68,600)
TOTAL INVESTMENT INCOME	785,567

EXPENSES:
Advisory fees	124,389
Management services fees	16,585
Administration fees	4,193
Transfer agency fees	5,997
Administrative services fees	43,929
Distribution fees	41,463
Custody fees	13,556
Fund accounting fees	5,323
Trustee fees	289
Compliance services fees	172
Printing fees	14,340
Other fees	7,431
Recoupment of prior expenses reduced by the Advisor	4,000
Total Gross Expenses before reductions	281,667
Expenses reduced and reimbursed by the Advisor	(3,035)
TOTAL NET EXPENSES	278,632
NET INVESTMENT INCOME (LOSS)	506,935

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(676,001)
Change in net unrealized appreciation/depreciation on investments	(246,459)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(922,460)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(415,525)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Europe 30 :: 97

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$506,935	$1,592,186
Net realized gains (losses) on investments	(676,001)	1,299,583
Change in net unrealized appreciation/depreciation on investments	(246,459)	(6,433,650)
Change in net assets resulting from operations	(415,525)	(3,541,881)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(1,592,186)	(554,073)
Change in net assets resulting from distributions	(1,592,186)	(554,073)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,545,472	50,232,396
Dividends reinvested	1,592,186	554,073
Value of shares redeemed	(19,769,113)	(61,318,086)
Change in net assets resulting from capital transactions	7,368,545	(10,531,617)
Change in net assets	5,360,834	(14,627,571)

NET ASSETS:
Beginning of period	27,472,674	42,100,245
End of period	$32,833,508	$27,472,674
Accumulated net investment income (loss)	$506,935	$1,592,186

SHARE TRANSACTIONS:
Issued	1,094,577	1,965,517
Reinvested	69,225	21,196
Redeemed	(856,657)	(2,437,781)
Change in shares	307,145	(451,068)

See accompanying notes to financial statements.

98 :: ProFund VP Europe 30 :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$23.35		$25.87	$21.59	$19.21	$21.27	$21.06

Investment Activities:
Net investment income (loss)(a)	0.35		1.08	0.35	0.35	0.43	0.19
Net realized and unrealized gains (losses) on investments	(0.51)		(3.28)	4.26	2.72	(2.29)	0.35
Total income (loss) from investment activities	(0.16)		(2.20)	4.61	3.07	(1.86)	0.54

Distributions to Shareholders From:
Net investment income	(1.06)		(0.32)	(0.33)	(0.69)	(0.20)	(0.33)

Net Asset Value, End of Period	$22.13		$23.35	$25.87	$21.59	$19.21	$21.27

Total Return	(0.84	)%(b)	(8.65)%	21.64%	16.60%	(8.88)%	2.63%

Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.71%	1.73%	1.80%	1.79%	1.71%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	3.06%		4.25%	1.54%	1.76%	1.98%	0.95%

Supplemental Data:
Net assets, end of period (000’s)	$32,834		$27,473	$42,100	$35,424	$22,093	$48,270
Portfolio turnover rate(d)	43	%(b)	115%	142%	91%	116%	180%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 99

Investment Objective: The ProFund VP International seeks investment results, before fees and expenses, that correspond to the performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	99%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	26%
Consumer Discretionary	13%
Industrials	13%
Health Care	11%
Consumer Staples	11%
Materials	7%
Energy	5%
Telecommunication Services	5%
Information Technology	5%
Utilities	4%

Country Composition
Japan	23%
United Kingdom	20%
France	10%
Switzerland	9%
Germany	9%
Other	29%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (97.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $15,998,015	$15,998,000	$15,998,000
TOTAL REPURCHASE AGREEMENTS (Cost $15,998,000)		15,998,000
TOTAL INVESTMENT SECURITIES (Cost $15,998,000)—97.2%		15,998,000
Net other assets (liabilities)—2.8%		458,346
NET ASSETS—100.0%		$16,456,346

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $2,561,000.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	7/27/15	0.45%	$5,774,693	$(21,410)
MSCI EAFE Index	UBS AG	7/27/15	0.95%	10,597,433	(37,477)
				$16,372,126	$(58,887)

††

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^	Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

100 :: ProFund VP International :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$15,998,000
Repurchase agreements, at value	15,998,000
Total Investment Securities, at value	15,998,000
Cash	79
Segregated cash balances with custodian	50
Interest receivable	16
Receivable for capital shares issued	575,453
Prepaid expenses	189
TOTAL ASSETS	16,573,787

LIABILITIES:
Payable for capital shares redeemed	4,945
Unrealized loss on swap agreements	58,887
Advisory fees payable	14,070
Management services fees payable	1,876
Administration fees payable	623
Administrative services fees payable	14,588
Distribution fees payable	16,813
Trustee fees payable	5
Transfer agency fees payable	2,224
Fund accounting fees payable	730
Compliance services fees payable	99
Other accrued expenses	2,581
TOTAL LIABILITIES	117,441
NET ASSETS	$16,456,346

NET ASSETS CONSIST OF:
Capital	$18,179,758
Accumulated net investment income (loss)	(153,108)
Accumulated net realized gains (losses) on investments	(1,511,417)
Net unrealized appreciation (depreciation) on investments	(58,887)
NET ASSETS	$16,456,346

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	780,155
Net Asset Value (offering and redemption price per share)	$21.09

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$3,170

EXPENSES:
Advisory fees	69,767
Management services fees	9,302
Administration fees	2,096
Transfer agency fees	2,958
Administrative services fees	20,359
Distribution fees	23,256
Custody fees	1,537
Fund accounting fees	2,497
Trustee fees	135
Compliance services fees	99
Other fees	10,325
Recoupment of prior expenses reduced by the Advisor	13,947
TOTAL NET EXPENSES	156,278
NET INVESTMENT INCOME (LOSS)	(153,108)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	232,601
Change in net unrealized appreciation/depreciation on investments	34,659
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	267,260
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$114,152

See accompanying notes to financial statements.

Financial Statements :: ProFund VP International :: 101

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:
OPERATIONS:
Net investment income (loss)	$(153,108)	$(174,717)
Net realized gains (losses) on investments	232,601	(266,737)
Change in net unrealized appreciation/depreciation on investments	34,659	(198,759)
Change in net assets resulting from operations	114,152	(640,213)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(1,189,021)
Change in net assets resulting from distributions	—	(1,189,021)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	38,672,229	15,912,279
Dividends reinvested	—	1,189,021
Value of shares redeemed	(28,492,509)	(24,108,897)
Change in net assets resulting from capital transactions	10,179,720	(7,007,597)
Change in net assets	10,293,872	(8,836,831)

NET ASSETS:
Beginning of period	6,162,474	14,999,305
End of period	$16,456,346	$6,162,474
Accumulated net investment income (loss)	$(153,108)	$—

SHARE TRANSACTIONS:
Issued	1,791,048	710,587
Reinvested	—	53,295
Redeemed	(1,316,510)	(1,083,165)
Change in shares	474,538	(319,283)

See accompanying notes to financial statements.

102 :: ProFund VP International :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$20.16		$24.00	$21.61	$18.63	$21.76	$21.05

Investment Activities:
Net investment income (loss)(a)	(0.18)		(0.38)	(0.37)	(0.31)	(0.35)	(0.32)
Net realized and unrealized gains (losses) on investments	1.11		(1.36)	4.41	3.29	(2.78)	1.89
Total income (loss) from investment activities	0.93		(1.74)	4.04	2.98	(3.13)	1.57

Distributions to Shareholders From:
Net realized gains on investments	—		(2.10)	(1.65)	—	—	(0.86)

Net Asset Value, End of Period	$21.09		$20.16	$24.00	$21.61	$18.63	$21.76

Total Return	4.61	%(b)	(8.11)%	19.49%	15.93%	(14.34)%	7.80%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.72%	1.72%	1.83%	1.74%	1.70%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.65%	1.68%
Net investment income (loss)(c)	(1.65)%		(1.66)%	(1.65)%	(1.57)%	(1.61)%	(1.58)%

Supplemental Data:
Net assets, end of period (000’s)	$16,456		$6,162	$14,999	$12,731	$5,686	$20,408
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 103

Investment Objective: The ProFund VP Emerging Markets seeks investment results, before fees and expenses, that correspond to the performance of the BNY Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	93%
Swap Agreements	7%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Taiwan Semiconductor Manufacturing Co., Ltd.	9.1%
China Mobile, Ltd.	7.5%
Baidu, Inc.	5.8%
America Movil S.A.B. de C.V.	3.9%
China Life Insurance Co., Ltd.	3.5%

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	29%
Telecommunication Services	18%
Financials	18%
Energy	15%
Consumer Staples	6%
Consumer Discretionary	6%
Materials	5%
Utilities	2%
Industrials	1%

Country Composition
China	28%
Brazil	18%
Taiwan	13%
India	10%
Mexico	9%
Hong Kong	9%
Other	13%

Schedule of Portfolio Investments (unaudited)

Common Stocks (84.2%)

	Shares	Value
Advanced Semiconductor Engineering, Inc.ADR (Semiconductors)	14,850	$98,010
Alibaba Group Holding, Ltd.*ADR (Internet)	4,455	366,513
Ambev S.A.ADR (Beverages)	53,865	328,576
America Movil S.A.B. de C.V.ADR (Telecommunications)	20,385	434,404
Baidu, Inc.*ADR (Internet)	3,240	645,020
BRF S.A.ADR (Food)	7,830	163,725
Cemex S.A.B. de C.V.*ADR (Building Materials)	15,120	138,499
China Life Insurance Co., Ltd.ADR (Insurance)	17,550	381,888
China Mobile, Ltd.ADR (Telecommunications)	12,960	830,606
China Petroleum & Chemical Corp.ADR (Oil & Gas)	2,970	254,559
China Telecom Corp., Ltd.ADR (Telecommunications)	1,620	95,629
China Unicom, Ltd.ADR (Telecommunications)	5,400	84,780
Chunghwa Telecom Co., Ltd.ADR (Telecommunications)	4,455	142,204
CNOOC, Ltd.ADR (Oil & Gas)	1,890	268,229
Ctrip.com International, Ltd.*ADR (Internet)	1,620	117,644
Embraer S.A.ADR (Aerospace/Defense)	1,890	57,248
Enersis S.A.ADR (Electric)	4,590	72,660
Fomento Economico Mexicano S.A.B. de C.V.ADR (Beverages)	1,620	144,326
Grupo Televisa S.A.B.ADR (Media)	5,130	199,147
HDFC Bank, Ltd.ADR (Banks)	4,860	294,175
Huaneng Power International, Inc.ADR (Electric)	1,080	57,002
ICICI Bank, Ltd.ADR (Banks)	16,875	175,838
Infosys, Ltd.ADR (Computers)	22,680	359,478
JD.com, Inc.*ADR (Internet)	3,510	119,691
KB Financial Group, Inc.ADR (Diversified Financial Services)	4,590	150,873
Korea Electric Power Corp.ADR (Electric)	6,075	123,687
LG Display Co., Ltd.ADR (Electronics)	5,265	61,021
Mobile TeleSystems PJSCADR (Telecommunications)	5,940	58,093
NetEase, Inc.ADR (Software)	810	117,341
PetroChina Co., Ltd.ADR (Oil & Gas)	2,430	269,268
Petroleo Brasileiro S.A.*ADR (Oil & Gas)	17,550	158,828
POSCOADR (Iron/Steel)	3,780	185,560
PT Telekomunikasi Indonesia TbkADR (Telecommunications)	2,970	128,868
Qihoo 360 Technology Co., Ltd.*ADR (Internet)	1,080	73,105
Sasol, Ltd.ADR (Oil & Gas)	5,940	220,136
Shinhan Financial Group Co., Ltd.ADR (Diversified Financial Services)	5,670	210,131
Siliconware Precision Industries Co., Ltd.ADR (Semiconductors)	7,425	55,316
SK Telecom Co., Ltd.ADR (Telecommunications)	4,185	103,746
Taiwan Semiconductor Manufacturing Co., Ltd.ADR (Semiconductors)	44,145	1,002,533
Tata Motors, Ltd.ADR (Auto Manufacturers)	2,295	79,109
Ultrapar Participacoes S.A.ADR (Chemicals)	5,130	107,833

See accompanying notes to financial statements.

104 :: ProFund VP Emerging Markets :: Financial Statements

Common Stocks, continued

	Shares	Value
United Microelectronics Corp.ADR (Semiconductors)	28,080	$57,564
Vale S.A.ADR (Iron/Steel)	17,550	103,370
Vipshop Holdings, Ltd.*ADR (Internet)	3,645	81,101
Wipro, Ltd.ADR (Computers)	6,885	82,413
YPF S.A.ADR (Oil & Gas)	2,295	62,952
TOTAL COMMON STOCKS (Cost $6,617,798)		9,322,699

Preferred Stocks (8.6%)

Banco Bradesco S.A.ADR (Banks)	29,835	273,289
Itau Unibanco Holding S.A.ADR (Banks)	32,670	357,736
Petroleo Brasileiro S.A.*ADR (Oil & Gas)	24,165	197,186
Vale S.A.ADR (Iron/Steel)	24,030	121,352
TOTAL PREFERRED STOCKS (Cost $1,000,863)		949,563

Repurchase Agreements(a)(b) (5.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $570,001	$570,000	$570,000
TOTAL REPURCHASE AGREEMENTS (Cost $570,000)		570,000
TOTAL INVESTMENT SECURITIES (Cost $8,188,661)—97.9%		10,842,262
Net other assets (liabilities)—2.1%		227,122
NET ASSETS—100.0%		$11,069,384

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $357,000.

ADR	American Depositary Receipt

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	7/27/15	0.60%	$419,355	$4,540
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	7/27/15	0.40%	317,123	1,902
				$736,478	$6,442

^	Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 105

ProFund VP Emerging Markets invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$57,248	0.5%
Auto Manufacturers	79,109	0.7%
Banks	1,101,038	10.0%
Beverages	472,902	4.3%
Building Materials	138,499	1.3%
Chemicals	107,833	1.0%
Computers	441,891	4.0%
Diversified Financial Services	361,004	3.2%
Electric	253,349	2.3%
Electronics	61,021	0.6%
Food	163,725	1.5%
Insurance	381,888	3.4%
Internet	1,403,074	12.6%
Iron/Steel	410,282	3.7%
Media	199,147	1.8%
Oil & Gas	1,431,158	13.0%
Semiconductors	1,213,423	10.9%
Software	117,341	1.1%
Telecommunications	1,878,330	16.9%
Other**	797,122	7.2%
Total	$11,069,384	100.0%

ProFund VP Emerging Markets invested in securities with exposure to the following countries as of June 30, 2015:

	Value	% of Net Assets
Argentina	$62,952	0.6%
Brazil	1,869,143	16.9%
Chile	72,660	0.7%
China	2,931,770	26.4%
Hong Kong	830,606	7.5%
India	991,013	9.0%
Indonesia	128,868	1.2%
Korea, Republic Of	835,018	7.5%
Mexico	916,376	8.3%
Russia	58,093	0.5%
South Africa	220,136	2.0%
Taiwan	1,355,627	12.2%
Other**	797,122	7.2%
Total	$11,069,384	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

106 :: ProFund VP Emerging Markets :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$8,188,661
Securities, at value	10,272,262
Repurchase agreements, at value	570,000
Total Investment Securities, at value	10,842,262
Cash	660
Dividends and interest receivable	79,564
Unrealized gain on swap agreements	6,442
Receivable for capital shares issued	257,266
Prepaid expenses	148
TOTAL ASSETS	11,186,342

LIABILITIES:
Payable for capital shares redeemed	85,439
Advisory fees payable	5,923
Management services fees payable	790
Administration fees payable	319
Administrative services fees payable	8,412
Distribution fees payable	9,176
Transfer agency fees payable	1,209
Fund accounting fees payable	373
Compliance services fees payable	58
Other accrued expenses	5,259
TOTAL LIABILITIES	116,958
NET ASSETS	$11,069,384

NET ASSETS CONSIST OF:
Capital	$16,900,662
Accumulated net investment income (loss)	25,772
Accumulated net realized gains (losses) on investments	(8,517,093)
Net unrealized appreciation (depreciation) on investments	2,660,043
NET ASSETS	$11,069,384

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	494,273
Net Asset Value (offering and redemption price per share)	$22.40

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$155,750
Interest	141
Foreign tax withholding	(19,111)
TOTAL INVESTMENT INCOME	136,780

EXPENSES:
Advisory fees	49,573
Management services fees	6,609
Administration fees	2,003
Transfer agency fees	2,864
Administrative services fees	15,371
Distribution fees	16,524
Custody fees	5,746
Fund accounting fees	2,604
Trustee fees	135
Compliance services fees	58
Printing fees	6,847
Other fees	5,592
Total Gross Expenses before reductions	113,926
Expenses reduced and reimbursed by the Advisor	(2,918)
TOTAL NET EXPENSES	111,008
NET INVESTMENT INCOME (LOSS)	25,772

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(956,769)
Net realized gains (losses) on swap agreements	(36,290)
Change in net unrealized appreciation/depreciation on investments	424,612
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(568,447)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(542,675)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Emerging Markets :: 107

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$25,772	$155,202
Net realized gains (losses) on investments	(993,059)	(606,662)
Change in net unrealized appreciation/depreciation on investments	424,612	(72,940)
Change in net assets resulting from operations	(542,675)	(524,400)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(155,202)	(43,074)
Change in net assets resulting from distributions	(155,202)	(43,074)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,586,723	58,085,602
Dividends reinvested	155,202	43,074
Value of shares redeemed	(26,640,053)	(63,794,585)
Change in net assets resulting from capital transactions	(898,128)	(5,665,909)
Change in net assets	(1,596,005)	(6,233,383)

NET ASSETS:
Beginning of period	12,665,389	18,898,772
End of period	$11,069,384	$12,665,389
Accumulated net investment income (loss)	$25,772	$155,202

SHARE TRANSACTIONS:
Issued	1,083,097	2,354,746
Reinvested	6,469	1,761
Redeemed	(1,145,569)	(2,597,687)
Change in shares	(56,003)	(241,180)

See accompanying notes to financial statements.

108 :: ProFund VP Emerging Markets :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$23.02		$23.88	$25.72	$24.36	$30.35	$28.13

Investment Activities:
Net investment income (loss)(a)	0.05		0.17	0.05	0.18	0.21	(0.02)
Net realized and unrealized gains (losses) on investments	(0.46)		(0.98)	(1.70)	1.43	(6.20)	2.71
Total income (loss) from investment activities	(0.41)		(0.81)	(1.65)	1.61	(5.99)	2.69

Distributions to Shareholders From:
Net investment income	(0.21)		(0.05)	(0.19)	(0.25)	—	—
Net realized gains on investments	—		—	—	—	—	(0.47)
Total distributions	(0.21)		(0.05)	(0.19)	(0.25)	—	(0.47)

Net Asset Value, End of Period	$22.40		$23.02	$23.88	$25.72	$24.36	$30.35

Total Return	(1.85	)%(b)	(3.42)%	(6.42)%	6.57%	(19.70)%	9.77%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.79%	1.75%	1.80%	1.73%	1.68%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.64%	1.68%
Net investment income (loss)(c)	0.39%		0.70%	0.19%	0.71%	0.73%	(0.08)%

Supplemental Data:
Net assets, end of period (000’s)	$11,069		$12,665	$18,899	$27,075	$16,477	$51,835
Portfolio turnover rate(d)	118	%(b)	176%	102%	55%	32%	35%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 109

Investment Objective: The ProFund VP Japan seeks investment results, before fees and expenses, that correspond to the performance of the Nikkei 225 Stock Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Japan primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Nikkei 225 Stock Average — Composition

% of Index
Consumer Discretionary	25%
Industrials	22%
Information Technology	14%
Health Care	9%
Consumer Staples	8%
Materials	8%
Telecommunication Services	8%
Financials	6%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a) (96.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $28,498,028	$28,498,000	$28,498,000
TOTAL REPURCHASE AGREEMENTS (Cost $28,498,000)		28,498,000
TOTAL INVESTMENT SECURITIES (Cost $28,498,000)—96.9%		28,498,000
Net other assets (liabilities)—3.1%		898,581
NET ASSETS—100.0%		$29,396,581

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Nikkei 225 Futures Contracts	289	9/11/15	$29,275,700	$98,524

See accompanying notes to financial statements.

110 :: ProFund VP Japan :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$28,498,000
Repurchase agreements, at value	28,498,000
Total Investment Securities, at value	28,498,000
Cash	995
Segregated cash balances with brokers	1,053,335
Interest receivable	28
Receivable for capital shares issued	7,084
Variation margin on futures contracts	197,564
Prepaid expenses	226
TOTAL ASSETS	29,757,232

LIABILITIES:
Payable for capital shares redeemed	289,799
Advisory fees payable	17,986
Management services fees payable	2,398
Administration fees payable	814
Administrative services fees payable	11,789
Distribution fees payable	11,673
Trustee fees payable	7
Transfer agency fees payable	2,275
Fund accounting fees payable	953
Compliance services fees payable	126
Other accrued expenses	22,831
TOTAL LIABILITIES	360,651
NET ASSETS	$29,396,581

NET ASSETS CONSIST OF:
Capital	$28,870,225
Accumulated net investment income (loss)	(172,862)
Accumulated net realized gains (losses) on investments	600,694
Net unrealized appreciation (depreciation) on investments	98,524
NET ASSETS	$29,396,581

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,466,521
Net Asset Value (offering and redemption price per share)	$11.92

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$3,365

EXPENSES:
Advisory fees	78,673
Management services fees	10,490
Administration fees	3,245
Transfer agency fees	4,614
Administrative services fees	30,178
Distribution fees	26,224
Custody fees	1,434
Fund accounting fees	3,879
Trustee fees	217
Compliance services fees	126
Printing fees	12,200
Other fees	4,808
Recoupment of prior expenses reduced by the Advisor	139
TOTAL NET EXPENSES	176,227
NET INVESTMENT INCOME (LOSS)	(172,862)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	2,109,947
Change in net unrealized appreciation/depreciation on investments	419,776
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,529,723

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,356,861

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Japan :: 111

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(172,862)	$(234,522)
Net realized gains (losses) on investments	2,109,947	747,618
Change in net unrealized appreciation/depreciation on investments	419,776	(1,163,672)
Change in net assets resulting from operations	2,356,861	(650,576)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	—	(6,168,037)
Change in net assets resulting from distributions	—	(6,168,037)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,941,947	29,208,016
Dividends reinvested	—	6,168,037
Value of shares redeemed	(11,729,606)	(39,677,845)
Change in net assets resulting from capital transactions	15,212,341	(4,301,792)
Change in net assets	17,569,202	(11,120,405)

NET ASSETS:
Beginning of period	11,827,379	22,947,784
End of period	$29,396,581	$11,827,379
Accumulated net investment income (loss)	$(172,862)	$—

SHARE TRANSACTIONS:
Issued	2,338,234	2,212,559
Reinvested	—	653,394
Redeemed	(1,016,460)	(2,935,610)
Change in shares	1,321,774	(69,657)

See accompanying notes to financial statements.

112 :: ProFund VP Japan :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$10.33		$18.90	$12.75	$10.37	$12.73	$13.62

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.24)	(0.27)	(0.18)	(0.19)	(0.20)
Net realized and unrealized gains (losses) on investments	1.68		0.06 (b)	6.42	2.56	(2.17)	(0.69)
Total income (loss) from investment activities	1.59		(0.18)	6.15	2.38	(2.36)	(0.89)

Distributions to Shareholders From:
Net realized gains on investments	—		(8.39)	—	—	—	—

Net Asset Value, End of Period	$11.92		$10.33	$18.90	$12.75	$10.37	$12.73

Total Return	15.39	%(c)	3.23%	48.24%	22.95%	(18.54)%	(6.53)%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.77%	1.78%	1.82%	2.00%	1.77%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.65)%		(1.66)%	(1.65)%	(1.58)%	(1.65)%	(1.58)%

Supplemental Data:
Net assets, end of period (000’s)	$29,397		$11,827	$22,948	$11,010	$7,291	$11,984
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 113

Investment Objective: The ProFund VP UltraBull seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	4%
Swap Agreements	147%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	2.0%
Microsoft Corp.	1.0%
Exxon Mobil Corp.	1.0%
Google, Inc.	0.8%
Johnson & Johnson	0.7%

S&P 500 — Composition

% of Index
Information Technology	20%
Financials	17%
Health Care	15%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	9%
Energy	8%
Materials	3%
Utilities	3%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Common Stocks (49.7%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	1,300	$200,589
Abbott Laboratories (Pharmaceuticals)	3,050	149,694
AbbVie, Inc. (Pharmaceuticals)	3,525	236,845
Accenture PLC—Class A (Computers)	1,275	123,394
ACE, Ltd. (Insurance)	675	68,634
Adobe Systems, Inc.* (Software)	975	78,984
Aetna, Inc. (Healthcare-Services)	725	92,409
Affiliated Managers Group, Inc.* (Diversified Financial Services)	100	21,860
Aflac, Inc. (Insurance)	900	55,980
Agilent Technologies, Inc. (Electronics)	675	26,042
AGL Resources, Inc. (Gas)	250	11,640
Air Products & Chemicals, Inc. (Chemicals)	400	54,732
Airgas, Inc. (Chemicals)	150	15,867
Akamai Technologies, Inc.* (Software)	375	26,183
Alcoa, Inc. (Mining)	2,500	27,875
Alexion Pharmaceuticals, Inc.* (Biotechnology)	450	81,347
Allegheny Technologies, Inc. (Iron/Steel)	225	6,795
Allegion PLC (Electronics)	200	12,028
Allergan PLC* (Pharmaceuticals)	800	242,767
Alliance Data Systems Corp.* (Diversified Financial Services)	125	36,493
Altera Corp. (Semiconductors)	625	32,000
Altria Group, Inc. (Agriculture)	4,025	196,863
Amazon.com, Inc.* (Internet)	775	336,419
Ameren Corp. (Electric)	500	18,840
American Airlines Group, Inc. (Airlines)	1,425	56,907
American Electric Power Co., Inc. (Electric)	1,000	52,970
American Express Co. (Diversified Financial Services)	1,800	139,895
American International Group, Inc. (Insurance)	2,725	168,459
American Tower Corp. (REIT)	875	81,628
Ameriprise Financial, Inc. (Diversified Financial Services)	375	46,849
AmerisourceBergen Corp. (Pharmaceuticals)	425	45,195
AMETEK, Inc. (Electrical Components & Equipment)	500	27,390
Amgen, Inc. (Biotechnology)	1,550	237,955
Amphenol Corp.—Class A (Electronics)	625	36,231
Anadarko Petroleum Corp. (Oil & Gas)	1,050	81,963
Analog Devices, Inc. (Semiconductors)	650	41,720
Anthem, Inc. (Healthcare-Services)	550	90,277
Aon PLC (Insurance)	575	57,316
Apache Corp. (Oil & Gas)	775	44,663
Apartment Investment & Management Co.—Class A (REIT)	325	12,002
Apple, Inc. (Computers)	11,800	1,480,014
Applied Materials, Inc. (Semiconductors)	2,525	48,531
Archer-Daniels-Midland Co. (Agriculture)	1,275	61,481
Assurant, Inc. (Insurance)	150	10,050
AT&T, Inc. (Telecommunications)	10,650	378,288
Autodesk, Inc.* (Software)	475	23,786
Automatic Data Processing, Inc. (Commercial Services)	975	78,224
AutoNation, Inc.* (Retail)	150	9,447
AutoZone, Inc.* (Retail)	75	50,018
Avago Technologies, Ltd. (Semiconductors)	525	69,788
AvalonBay Communities, Inc. (REIT)	275	43,964
Avery Dennison Corp. (Household Products/Wares)	175	10,665
Baker Hughes, Inc. (Oil & Gas Services)	900	55,530
Ball Corp. (Packaging & Containers)	275	19,291
Bank of America Corp. (Banks)	21,525	366,355
Bard (C.R.), Inc. (Healthcare-Products)	150	25,605
Baxter International, Inc. (Healthcare-Products)	1,125	78,671
BB&T Corp. (Banks)	1,500	60,465
Becton, Dickinson & Co. (Healthcare-Products)	425	60,201
Bed Bath & Beyond, Inc.* (Retail)	350	24,143
Berkshire Hathaway, Inc.*—Class B (Insurance)	3,750	510,412
Best Buy Co., Inc. (Retail)	600	19,566
Biogen, Inc.* (Biotechnology)	475	191,872
BlackRock, Inc. (Diversified Financial Services)	250	86,495
BorgWarner, Inc. (Auto Parts & Equipment)	475	26,999
Boston Properties, Inc. (REIT)	325	39,338
Boston Scientific Corp.* (Healthcare-Products)	2,750	48,675
Bristol-Myers Squibb Co. (Pharmaceuticals)	3,425	227,900

See accompanying notes to financial statements.

114 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares		Value
Broadcom Corp.—Class A (Semiconductors)	1,125		$57,926
Brown-Forman Corp.—Class B (Beverages)	325		32,559
C.H. Robinson Worldwide, Inc. (Transportation)	300		18,717
CA, Inc. (Software)	650		19,039
Cablevision Systems Corp.—Class A (Media)	450		10,773
Cabot Oil & Gas Corp. (Oil & Gas)	850		26,809
Cameron International Corp.* (Oil & Gas Services)	400		20,948
Campbell Soup Co. (Food)	375		17,869
Capital One Financial Corp. (Banks)	1,125		98,966
Cardinal Health, Inc. (Pharmaceuticals)	675		56,464
CarMax, Inc.* (Retail)	425		28,139
Carnival Corp.—Class A (Leisure Time)	925		45,685
Caterpillar, Inc. (Machinery-Construction & Mining)	1,225		103,905
CBRE Group, Inc.*—Class A (Real Estate)	575		21,275
CBS Corp.—Class B (Media)	925		51,338
Celgene Corp.* (Biotechnology)	1,625		188,069
CenterPoint Energy, Inc. (Gas)	875		16,651
CenturyLink, Inc. (Telecommunications)	1,150		33,787
Cerner Corp.* (Software)	625		43,163
CF Industries Holdings, Inc. (Chemicals)	475		30,533
Chesapeake Energy Corp. (Oil & Gas)	1,050		11,729
Chevron Corp. (Oil & Gas)	3,850		371,409
Chipotle Mexican Grill, Inc.* (Retail)	75		45,374
Cigna Corp. (Healthcare-Services)	525		85,050
Cimarex Energy Co. (Oil & Gas)	200		22,062
Cincinnati Financial Corp. (Insurance)	300		15,054
Cintas Corp. (Commercial Services)	200		16,918
Cisco Systems, Inc. (Telecommunications)	10,425		286,270
Citigroup, Inc. (Banks)	6,225		343,869
Citrix Systems, Inc.* (Software)	325		22,802
CME Group, Inc. (Diversified Financial Services)	650		60,489
CMS Energy Corp. (Electric)	575		18,308
Coach, Inc. (Retail)	575		19,901
Coca-Cola Enterprises, Inc. (Beverages)	450		19,548
Cognizant Technology Solutions Corp.* (Computers)	1,250		76,363
Colgate-Palmolive Co. (Cosmetics/Personal Care)	1,750		114,468
Comcast Corp.—Class A (Media)	5,150		309,720
Comerica, Inc. (Banks)	375		19,245
Computer Sciences Corp. (Computers)	275		18,051
ConAgra Foods, Inc. (Food)	875		38,255
ConocoPhillips (Oil & Gas)	2,525		155,059
CONSOL Energy, Inc. (Coal)	475		10,327
Consolidated Edison, Inc. (Electric)	600		34,728
Constellation Brands, Inc. (Beverages)	350		40,607
Corning, Inc. (Electronics)	2,575		50,804
Costco Wholesale Corp. (Retail)	900		121,554
Crown Castle International Corp. (REIT)	700		56,209
CSX Corp. (Transportation)	2,025		66,116
Cummins, Inc. (Machinery-Diversified)	350		45,917
CVS Health Corp. (Retail)	2,325		243,846
D.R. Horton, Inc. (Home Builders)	675		18,468
Danaher Corp. (Healthcare-Products)	1,250		106,988
Darden Restaurants, Inc. (Retail)	250		17,770
DaVita HealthCare Partners, Inc.* (Healthcare-Services)	350		27,815
Deere & Co. (Machinery-Diversified)	675		65,508
Delphi Automotive PLC (Auto Parts & Equipment)	600		51,054
Delta Air Lines, Inc. (Airlines)	1,675		68,809
DENTSPLY International, Inc. (Healthcare-Products)	275		14,176
Devon Energy Corp. (Oil & Gas)	800		47,592
Diamond Offshore Drilling, Inc. (Oil & Gas)	150		3,872
DIRECTV*—Class A (Media)	1,025		95,110
Discover Financial Services (Diversified Financial Services)	900		51,858
Discovery Communications, Inc.*—Class A (Media)	300		9,978
Discovery Communications, Inc.*—Class C (Media)	525		16,317
Dollar General Corp. (Retail)	600		46,644
Dollar Tree, Inc.* (Retail)	425		33,571
Dominion Resources, Inc. (Electric)	1,225		81,915
Dover Corp. (Miscellaneous Manufacturing)	325		22,809
Dr. Pepper Snapple Group, Inc. (Beverages)	400		29,160
DTE Energy Co. (Electric)	375		27,990
Duke Energy Corp. (Electric)	1,425		100,633
E*TRADE Financial Corp.* (Diversified Financial Services)	600		17,970
E.I. du Pont de Nemours & Co. (Chemicals)	1,850		118,307
Eastman Chemical Co. (Chemicals)	300		24,546
Eaton Corp. PLC (Miscellaneous Manufacturing)	950		64,116
eBay, Inc.* (Internet)	2,275		137,046
Ecolab, Inc. (Chemicals)	550		62,189
Edison International (Electric)	675		37,517
Edwards Lifesciences Corp.* (Healthcare-Products)	225		32,047
Electronic Arts, Inc.* (Software)	625		41,563
Eli Lilly & Co. (Pharmaceuticals)	2,000		166,980
EMC Corp. (Computers)	3,975		104,900
Emerson Electric Co. (Electrical Components & Equipment)	1,375		76,216
Endo International PLC* (Pharmaceuticals)	425		33,851
Ensco PLCADR—Class A (Oil & Gas)	475		10,578
Entergy Corp. (Electric)	375		26,438
EOG Resources, Inc. (Oil & Gas)	1,125		98,494
EQT Corp. (Oil & Gas)	300		24,402
Equifax, Inc. (Commercial Services)	250		24,272
Equinix, Inc. (Internet)	125		31,750
Equity Residential (REIT)	750		52,628
Essex Property Trust, Inc. (REIT)	125		26,563
Eversource Energy (Electric)	650		29,517
Exelon Corp. (Electric)	1,775		55,771
Expedia, Inc. (Internet)	200		21,870
Expeditors International of Washington, Inc. (Transportation)	400		18,442
Express Scripts Holding Co.* (Pharmaceuticals)	1,500		133,410
Exxon Mobil Corp. (Oil & Gas)	8,575		713,439
F5 Networks, Inc.* (Internet)	150		18,053
Facebook, Inc.*—Class A (Internet)	4,325		370,933
Family Dollar Stores, Inc. (Retail)	200		15,762
Fastenal Co. (Distribution/Wholesale)	550		23,199
FedEx Corp. (Transportation)	550		93,720
Fidelity National Information Services, Inc. (Software)	575		35,535
Fifth Third Bancorp (Banks)	1,650		34,353
First Horizon National Corp. (Banks)	—	(a)	5
First Solar, Inc.* (Semiconductors)	150		7,047
FirstEnergy Corp. (Electric)	875		28,481
Fiserv, Inc.* (Software)	475		39,344
FLIR Systems, Inc. (Electronics)	275		8,476
Flowserve Corp. (Machinery-Diversified)	275		14,482
Fluor Corp. (Engineering & Construction)	300		15,903
FMC Corp. (Chemicals)	275		14,451
FMC Technologies, Inc.* (Oil & Gas Services)	475		19,708
Ford Motor Co. (Auto Manufacturers)	8,150		122,332

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 115

Common Stocks, continued

	Shares	Value
Fossil Group, Inc.* (Distribution/Wholesale)	100	$6,936
Franklin Resources, Inc. (Diversified Financial Services)	800	39,224
Freeport-McMoRan, Inc. (Mining)	2,125	39,568
Frontier Communications Corp. (Telecommunications)	2,375	11,756
GameStop Corp.—Class A (Retail)	225	9,666
Gannett Co., Inc.* (Media)	95	1,329
Garmin, Ltd. (Electronics)	250	10,983
General Dynamics Corp. (Aerospace/Defense)	650	92,099
General Electric Co. (Miscellaneous Manufacturing)	20,650	548,670
General Growth Properties, Inc. (REIT)	1,300	33,358
General Mills, Inc. (Food)	1,225	68,257
General Motors Co. (Auto Manufacturers)	2,775	92,491
Genuine Parts Co. (Distribution/Wholesale)	300	26,859
Genworth Financial, Inc.*—Class A (Insurance)	1,025	7,759
Gilead Sciences, Inc. (Biotechnology)	3,025	354,166
Google, Inc.*—Class A (Internet)	575	310,523
Google, Inc.*—Class C (Internet)	600	312,305
H & R Block, Inc. (Commercial Services)	575	17,049
Halliburton Co. (Oil & Gas Services)	1,750	75,373
Hanesbrands, Inc. (Apparel)	825	27,489
Harley-Davidson, Inc. (Leisure Time)	425	23,949
Harman International Industries, Inc. (Home Furnishings)	150	17,841
Harris Corp. (Telecommunications)	250	19,228
Hartford Financial Services Group, Inc. (Insurance)	850	35,335
Hasbro, Inc. (Toys/Games/Hobbies)	225	16,828
HCA Holdings, Inc.* (Healthcare-Services)	600	54,432
HCP, Inc. (REIT)	950	34,647
Health Care REIT, Inc. (REIT)	725	47,582
Helmerich & Payne, Inc. (Oil & Gas)	225	15,845
Henry Schein, Inc.* (Healthcare-Products)	175	24,871
Hess Corp. (Oil & Gas)	500	33,440
Hewlett-Packard Co. (Computers)	3,700	111,037
Honeywell International, Inc. (Electronics)	1,600	163,152
Hormel Foods Corp. (Food)	275	15,502
Hospira, Inc.* (Pharmaceuticals)	350	31,049
Host Hotels & Resorts, Inc. (REIT)	1,550	30,737
Hudson City Bancorp, Inc. (Savings & Loans)	1,000	9,880
Humana, Inc. (Healthcare-Services)	300	57,384
Huntington Bancshares, Inc. (Banks)	1,650	18,662
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	700	64,253
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	550	37,081
Intel Corp. (Semiconductors)	9,725	295,785
Intercontinental Exchange, Inc. (Diversified Financial Services)	225	50,312
International Business Machines Corp. (Computers)	1,875	304,987
International Flavors & Fragrances, Inc. (Chemicals)	175	19,126
International Paper Co. (Forest Products & Paper)	875	41,641
Intuit, Inc. (Software)	575	57,943
Intuitive Surgical, Inc.* (Healthcare-Products)	75	36,338
Invesco, Ltd. (Diversified Financial Services)	875	32,804
Iron Mountain, Inc. (REIT)	375	11,625
J.B. Hunt Transport Services, Inc. (Transportation)	200	16,418
Jacobs Engineering Group, Inc.* (Engineering & Construction)	250	10,155
Johnson & Johnson (Pharmaceuticals)	5,675	553,085
Johnson Controls, Inc. (Auto Parts & Equipment)	1,350	66,865
Joy Global, Inc. (Machinery-Construction & Mining)	200	7,240
JPMorgan Chase & Co. (Banks)	7,600	514,975
Juniper Networks, Inc. (Telecommunications)	725	18,828
Kansas City Southern (Transportation)	225	20,520
Kellogg Co. (Food)	525	32,918
Keurig Green Mountain, Inc. (Beverages)	225	17,242
KeyCorp (Banks)	1,750	26,285
Kimberly-Clark Corp. (Household Products/Wares)	750	79,477
Kimco Realty Corp. (REIT)	850	19,159
Kinder Morgan, Inc. (Pipelines)	3,550	136,285
KLA-Tencor Corp. (Semiconductors)	325	18,268
Kohl’s Corp. (Retail)	400	25,044
Kraft Foods Group, Inc. (Food)	1,225	104,296
L Brands, Inc. (Retail)	500	42,865
L-3 Communications Holdings, Inc. (Aerospace/Defense)	175	19,842
Laboratory Corp. of America Holdings* (Healthcare-Services)	200	24,244
Lam Research Corp. (Semiconductors)	325	26,439
Legg Mason, Inc. (Diversified Financial Services)	200	10,306
Leggett & Platt, Inc. (Home Furnishings)	275	13,387
Lennar Corp.—Class A (Home Builders)	375	19,140
Leucadia National Corp. (Holding Companies-Diversified)	650	15,782
Level 3 Communications, Inc.* (Telecommunications)	600	31,602
Lincoln National Corp. (Insurance)	525	31,091
Linear Technology Corp. (Semiconductors)	500	22,115
Lockheed Martin Corp. (Aerospace/Defense)	550	102,245
Loews Corp. (Insurance)	600	23,106
Lowe’s Cos., Inc. (Retail)	1,900	127,243
LyondellBasell Industries N.V.—Class A (Chemicals)	800	82,816
M&T Bank Corp. (Banks)	275	34,356
Macy’s, Inc. (Retail)	700	47,229
Mallinckrodt PLC* (Pharmaceuticals)	250	29,430
Marathon Oil Corp. (Oil & Gas)	1,375	36,493
Marathon Petroleum Corp. (Oil & Gas)	1,125	58,849
Marriott International, Inc.—Class A (Lodging)	425	31,634
Marsh & McLennan Cos., Inc. (Insurance)	1,100	62,370
Martin Marietta Materials, Inc. (Building Materials)	125	17,689
Masco Corp. (Building Materials)	725	19,336
MasterCard, Inc.—Class A (Commercial Services)	1,975	184,623
Mattel, Inc. (Toys/Games/Hobbies)	700	17,983
McCormick & Co., Inc. (Food)	250	20,238
McDonald’s Corp. (Retail)	1,975	187,762
McGraw Hill Financial, Inc. (Commercial Services)	550	55,247
McKesson Corp. (Pharmaceuticals)	475	106,785
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	425	38,344
MeadWestvaco Corp. (Packaging & Containers)	350	16,517
Medtronic PLC (Healthcare-Products)	2,925	216,743
Merck & Co., Inc. (Pharmaceuticals)	5,800	330,193
MetLife, Inc. (Insurance)	2,275	127,376
Michael Kors Holdings, Ltd.* (Apparel)	400	16,836
Microchip Technology, Inc. (Semiconductors)	425	20,156
Micron Technology, Inc.* (Semiconductors)	2,200	41,448
Microsoft Corp. (Software)	16,575	731,785

See accompanying notes to financial statements.

116 :: ProFund VP UltraBull :: Financial Statements

Common Stocks, continued

	Shares	Value
Mohawk Industries, Inc.* (Textiles)	125	$23,863
Molson Coors Brewing Co.—Class B (Beverages)	325	22,688
Mondelez International, Inc.—Class A (Food)	3,325	136,790
Monsanto Co. (Chemicals)	975	103,925
Monster Beverage Corp.* (Beverages)	300	40,206
Moody’s Corp. (Commercial Services)	375	40,485
Morgan Stanley (Banks)	3,150	122,189
Motorola Solutions, Inc. (Telecommunications)	375	21,503
Murphy Oil Corp. (Oil & Gas)	350	14,550
Mylan NV* (Pharmaceuticals)	850	57,681
National Oilwell Varco, Inc. (Oil & Gas Services)	800	38,624
Navient Corp. (Diversified Financial Services)	800	14,568
NetApp, Inc. (Computers)	650	20,514
Netflix, Inc.* (Internet)	125	82,118
Newell Rubbermaid, Inc. (Housewares)	550	22,611
Newfield Exploration Co.* (Oil & Gas)	325	11,739
Newmont Mining Corp. (Mining)	1,075	25,112
News Corp.*—Class A (Media)	1,025	14,955
NextEra Energy, Inc. (Electric)	900	88,227
Nielsen N.V. (Media)	750	33,578
NIKE, Inc.—Class B (Apparel)	1,425	153,929
NiSource, Inc. (Gas)	650	29,634
Noble Corp. PLC (Oil & Gas)	500	7,695
Noble Energy, Inc. (Oil & Gas)	800	34,144
Nordstrom, Inc. (Retail)	300	22,350
Norfolk Southern Corp. (Transportation)	625	54,600
Northern Trust Corp. (Banks)	450	34,407
Northrop Grumman Corp. (Aerospace/Defense)	400	63,452
NRG Energy, Inc. (Electric)	675	15,444
Nucor Corp. (Iron/Steel)	650	28,646
NVIDIA Corp. (Semiconductors)	1,050	21,116
Occidental Petroleum Corp. (Oil & Gas)	1,575	122,487
Omnicom Group, Inc. (Advertising)	500	34,745
ONEOK, Inc. (Pipelines)	425	16,779
Oracle Corp. (Software)	6,525	262,957
O’Reilly Automotive, Inc.* (Retail)	200	45,196
Owens-Illinois, Inc.* (Packaging & Containers)	325	7,456
PACCAR, Inc. (Auto Manufacturers)	725	46,262
Pall Corp. (Miscellaneous Manufacturing)	225	28,001
Parker-Hannifin Corp. (Miscellaneous Manufacturing)	275	31,991
Patterson Cos., Inc. (Healthcare-Products)	175	8,514
Paychex, Inc. (Software)	675	31,644
Pentair PLC (Miscellaneous Manufacturing)	375	25,781
People’s United Financial, Inc. (Savings & Loans)	625	10,131
Pepco Holdings, Inc. (Electric)	525	14,144
PepsiCo, Inc. (Beverages)	3,025	282,353
PerkinElmer, Inc. (Electronics)	225	11,844
Perrigo Co. PLC (Pharmaceuticals)	300	55,449
Pfizer, Inc. (Pharmaceuticals)	12,625	423,315
PG&E Corp. (Electric)	975	47,873
Philip Morris International, Inc. (Agriculture)	3,175	254,539
Phillips 66 (Oil & Gas)	1,100	88,616
Pinnacle West Capital Corp. (Electric)	225	12,800
Pioneer Natural Resources Co. (Oil & Gas)	300	41,607
Pitney Bowes, Inc. (Office/Business Equipment)	425	8,844
Plum Creek Timber Co., Inc. (REIT)	350	14,200
PNC Financial Services Group, Inc. (Banks)	1,050	100,433
PPG Industries, Inc. (Chemicals)	550	63,096
PPL Corp. (Electric)	1,375	40,521
Praxair, Inc. (Chemicals)	600	71,730
Precision Castparts Corp. (Metal Fabricate/Hardware)	275	54,964
Principal Financial Group, Inc. (Insurance)	550	28,210
Prologis, Inc. (REIT)	1,075	39,883
Prudential Financial, Inc. (Insurance)	925	80,955
Public Service Enterprise Group, Inc. (Electric)	1,025	40,262
Public Storage (REIT)	300	55,311
PulteGroup, Inc. (Home Builders)	675	13,601
PVH Corp. (Retail)	175	20,160
Qorvo, Inc.* (Semiconductors)	300	24,081
QUALCOMM, Inc. (Semiconductors)	3,350	209,811
Quanta Services, Inc.* (Commercial Services)	425	12,249
Quest Diagnostics, Inc. (Healthcare-Services)	300	21,756
Ralph Lauren Corp. (Apparel)	125	16,545
Range Resources Corp. (Oil & Gas)	350	17,283
Raytheon Co. (Aerospace/Defense)	625	59,800
Realty Income Corp. (REIT)	475	21,085
Red Hat, Inc.* (Software)	375	28,474
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	150	76,520
Regions Financial Corp. (Banks)	2,750	28,490
Republic Services, Inc. (Environmental Control)	500	19,585
Reynolds American, Inc. (Agriculture)	850	63,461
Robert Half International, Inc. (Commercial Services)	275	15,263
Rockwell Automation, Inc. (Machinery-Diversified)	275	34,276
Rockwell Collins, Inc. (Aerospace/Defense)	275	25,396
Roper Technologies, Inc. (Machinery-Diversified)	200	34,492
Ross Stores, Inc. (Retail)	850	41,319
Royal Caribbean Cruises, Ltd. (Leisure Time)	350	27,542
Ryder System, Inc. (Transportation)	100	8,737
salesforce.com, inc.* (Software)	1,250	87,037
SanDisk Corp. (Computers)	425	24,744
SCANA Corp. (Electric)	300	15,195
Schlumberger, Ltd. (Oil & Gas Services)	2,600	224,093
Scripps Networks Interactive, Inc.—Class A (Media)	200	13,074
Seagate Technology PLC (Computers)	650	30,875
Sealed Air Corp. (Packaging & Containers)	425	21,836
Sempra Energy (Gas)	475	46,996
Sigma-Aldrich Corp. (Chemicals)	250	34,838
Simon Property Group, Inc. (REIT)	650	112,462
Skyworks Solutions, Inc. (Semiconductors)	400	41,640
SL Green Realty Corp. (REIT)	200	21,978
Snap-on, Inc. (Hand/Machine Tools)	125	19,906
Southwest Airlines Co. (Airlines)	1,375	45,499
Southwestern Energy Co.* (Oil & Gas)	800	18,184
Spectra Energy Corp. (Pipelines)	1,375	44,825
St. Jude Medical, Inc. (Healthcare-Products)	575	42,015
Stanley Black & Decker, Inc. (Hand/Machine Tools)	325	34,203
Staples, Inc. (Retail)	1,325	20,286
Starbucks Corp. (Retail)	3,075	164,865
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	350	28,382
State Street Corp. (Banks)	850	65,450
Stericycle, Inc.* (Environmental Control)	175	23,434
Stryker Corp. (Healthcare-Products)	625	59,731
SunTrust Banks, Inc. (Banks)	1,050	45,171
Symantec Corp. (Internet)	1,400	32,550
Sysco Corp. (Food)	1,225	44,223
T. Rowe Price Group, Inc. (Diversified Financial Services)	550	42,752
Target Corp. (Retail)	1,300	106,119
TE Connectivity, Ltd. (Electronics)	825	53,048
TECO Energy, Inc. (Electric)	475	8,389
TEGNA, Inc. (Media)	475	15,233

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 117

Common Stocks, continued

	Shares	Value
Tenet Healthcare Corp.* (Healthcare-Services)	200	$11,576
Teradata Corp.* (Computers)	300	11,100
Tesoro Corp. (Oil & Gas)	250	21,103
Texas Instruments, Inc. (Semiconductors)	2,125	109,459
Textron, Inc. (Miscellaneous Manufacturing)	575	25,662
The ADT Corp. (Commercial Services)	350	11,750
The AES Corp. (Electric)	1,400	18,564
The Allstate Corp. (Insurance)	850	55,140
The Bank of New York Mellon Corp. (Banks)	2,300	96,531
The Boeing Co. (Aerospace/Defense)	1,325	183,804
The Charles Schwab Corp. (Diversified Financial Services)	2,375	77,544
The Chubb Corp. (Insurance)	475	45,192
The Clorox Co. (Household Products/Wares)	275	28,606
The Coca-Cola Co. (Beverages)	8,050	315,801
The Dow Chemical Co. (Chemicals)	2,225	113,852
The Dun & Bradstreet Corp. (Software)	75	9,150
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	450	38,997
The Gap, Inc. (Retail)	550	20,994
The Goldman Sachs Group, Inc. (Banks)	825	172,252
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	550	16,583
The Hershey Co. (Food)	300	26,649
The Home Depot, Inc. (Retail)	2,675	297,272
The Interpublic Group of Cos., Inc. (Advertising)	850	16,380
The JM Smucker Co.—Class A (Food)	200	21,682
The Kroger Co. (Food)	1,000	72,509
The Macerich Co. (REIT)	300	22,380
The Mosaic Co. (Chemicals)	625	29,281
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	250	12,203
The Priceline Group, Inc.* (Internet)	100	115,136
The Procter & Gamble Co. (Cosmetics/Personal Care)	5,550	434,232
The Progressive Corp. (Insurance)	1,100	30,613
The Sherwin-Williams Co. (Chemicals)	150	41,253
The Southern Co. (Electric)	1,850	77,514
The TJX Cos., Inc. (Retail)	1,400	92,638
The Travelers Cos., Inc. (Insurance)	650	62,829
The Walt Disney Co. (Media)	3,200	365,247
The Western Union Co. (Commercial Services)	1,050	21,347
The Williams Cos., Inc.* (Pipelines)	1,375	78,911
Thermo Fisher Scientific, Inc. (Electronics)	825	107,052
Tiffany & Co. (Retail)	225	20,655
Time Warner Cable, Inc. (Media)	575	102,448
Time Warner, Inc. (Media)	1,700	148,597
Torchmark Corp. (Insurance)	250	14,555
Total System Services, Inc. (Commercial Services)	325	13,575
Tractor Supply Co. (Retail)	275	24,734
Transocean, Ltd. (Oil & Gas)	700	11,284
TripAdvisor, Inc.* (Internet)	225	19,607
Twenty-First Century Fox, Inc.—Class A (Media)	3,625	117,975
Tyco International PLC (Electronics)	875	33,670
Tyson Foods, Inc.—Class A (Food)	600	25,578
U.S. Bancorp (Banks)	3,625	157,325
Under Armour, Inc.*—Class A (Apparel)	350	29,204
Union Pacific Corp. (Transportation)	1,800	171,666
United Parcel Service, Inc.—Class B (Transportation)	1,425	138,097
United Rentals, Inc.* (Commercial Services)	200	17,524
United Technologies Corp. (Aerospace/Defense)	1,700	188,580
UnitedHealth Group, Inc. (Healthcare-Services)	1,950	237,899
Universal Health Services, Inc.—Class B (Healthcare-Services)	175	24,868
Unum Group (Insurance)	500	17,875
Urban Outfitters, Inc.* (Retail)	200	7,000
V.F. Corp. (Apparel)	700	48,818
Valero Energy Corp. (Oil & Gas)	1,050	65,730
Varian Medical Systems, Inc.* (Healthcare-Products)	200	16,866
Ventas, Inc. (REIT)	675	41,911
VeriSign, Inc.* (Internet)	225	13,887
Verizon Communications, Inc. (Telecommunications)	8,350	389,194
Vertex Pharmaceuticals, Inc.* (Biotechnology)	500	61,740
Viacom, Inc.—Class B (Media)	725	46,864
Visa, Inc.—Class A (Diversified Financial Services)	3,975	266,921
Vornado Realty Trust (REIT)	350	33,226
Vulcan Materials Co. (Building Materials)	275	23,081
W.W. Grainger, Inc. (Distribution/Wholesale)	125	29,581
Walgreens Boots Alliance, Inc. (Retail)	1,800	151,992
Wal-Mart Stores, Inc. (Retail)	3,225	228,749
Waste Management, Inc. (Environmental Control)	875	40,557
Waters Corp.* (Electronics)	175	22,467
WEC Energy Group, Inc. (Electric)	647	29,114
Wells Fargo & Co. (Banks)	9,600	539,903
Western Digital Corp. (Computers)	450	35,289
Weyerhaeuser Co. (REIT)	1,050	33,075
Whirlpool Corp. (Home Furnishings)	150	25,958
Whole Foods Market, Inc. (Food)	725	28,594
Wyndham Worldwide Corp. (Lodging)	250	20,478
Wynn Resorts, Ltd. (Lodging)	175	17,267
Xcel Energy, Inc. (Electric)	1,050	33,789
Xerox Corp. (Office/Business Equipment)	2,125	22,610
Xilinx, Inc. (Semiconductors)	525	23,184
XL Group PLC (Insurance)	625	23,250
Xylem, Inc. (Machinery-Diversified)	375	13,901
Yahoo!, Inc.* (Internet)	1,800	70,722
YUM! Brands, Inc. (Retail)	875	78,820
Zimmer Holdings, Inc. (Healthcare-Products)	350	38,231
Zions Bancorp (Banks)	425	13,487
Zoetis, Inc. (Pharmaceuticals)	1,025	49,426
TOTAL COMMON STOCKS (Cost $32,566,979)		37,360,026

Repurchase Agreements(b)(c) (49.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $37,435,036	$37,435,000	$37,435,000
TOTAL REPURCHASE AGREEMENTS (Cost $37,435,000)		37,435,000
TOTAL INVESTMENT SECURITIES (Cost $70,001,979)—99.6%		74,795,026
Net other assets (liabilities)—0.4%		268,867
NET ASSETS—100.0%		$75,063,893

*	Non-income producing security
(a)	Number of shares is less than 0.50

See accompanying notes to financial statements.

118 :: ProFund VP UltraBull :: Financial Statements

(b)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(c)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $15,159,000.

ADR	American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	26	9/17/15	$2,669,225	$(28,750)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	7/27/15	0.55%	$32,184,096	$84,088
SPDR S&P 500 ETF	Goldman Sachs International	7/27/15	0.45%	17,072,615	33,438
				49,256,711	117,526
S&P 500	UBS AG	7/27/15	0.50%	40,072,769	108,103
SPDR S&P 500 ETF	UBS AG	7/27/15	0.50%	21,031,124	43,753
				61,103,893	151,856
				$110,360,604	$269,382

^                  Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraBull invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Advertising	$51,125	0.1%
Aerospace/Defense	735,218	1.0%
Agriculture	576,344	0.8%
Airlines	171,215	0.3%
Apparel	292,821	0.3%
Auto Manufacturers	261,085	0.4%
Auto Parts & Equipment	161,501	0.2%
Banks	2,893,174	4.0%
Beverages	800,164	1.0%
Biotechnology	1,191,669	1.6%
Building Materials	60,106	0.1%
Chemicals	880,542	1.1%
Coal	10,327	NM
Commercial Services	508,526	0.7%
Computers	2,341,268	3.1%
Cosmetics/Personal Care	587,697	0.8%
Distribution/Wholesale	86,575	0.1%
Diversified Financial Services	1,008,543	1.3%
Electric	954,944	1.3%
Electrical Components & Equipment	103,606	0.1%
Electronics	535,797	0.7%
Engineering & Construction	26,058	NM
Environmental Control	83,576	0.1%
Food	653,360	0.9%
Forest Products & Paper	41,641	0.1%
Gas	104,921	0.1%
Hand/Machine Tools	54,109	NM
Healthcare-Products	809,672	1.0%
Healthcare-Services	727,710	1.0%
Holding Companies-Diversified	15,782	NM
Home Builders	51,209	0.1%
Home Furnishings	57,186	0.1%
Household Products/Wares	118,748	0.1%
Housewares	22,611	NM
Insurance	1,531,561	2.0%
Internet	1,872,919	2.5%
Iron/Steel	35,441	NM
Leisure Time	97,176	0.1%
Lodging	97,761	0.1%
Machinery-Construction & Mining	111,145	0.1%
Machinery-Diversified	208,576	0.3%
Media	1,352,536	1.9%
Metal Fabricate/Hardware	54,964	0.1%
Mining	92,555	0.1%
Miscellaneous Manufacturing	1,048,953	1.5%
Office/Business Equipment	31,454	NM
Oil & Gas	2,211,120	2.9%
Oil & Gas Services	434,276	0.6%
Packaging & Containers	65,100	0.1%
Pharmaceuticals	2,967,863	4.0%
Pipelines	276,800	0.3%
Real Estate	21,275	NM
REIT	884,951	1.2%
Retail	2,458,693	3.5%
Savings & Loans	20,011	NM
Semiconductors	1,110,514	1.5%
Software	1,539,389	2.1%
Telecommunications	1,190,456	1.5%
Textiles	23,863	NM
Toys/Games/Hobbies	34,811	NM
Transportation	607,033	0.8%
Other**	37,703,867	50.3%
Total	$75,063,893	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
NM	Not meaningful, amount is less than 0.05%.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraBull :: 119

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$70,001,979
Securities, at value	37,360,026
Repurchase agreements, at value	37,435,000
Total Investment Securities, at value	74,795,026
Cash	220,176
Segregated cash balances with brokers	156,637
Dividends and interest receivable	18,031
Unrealized gain on swap agreements	269,382
Receivable for capital shares issued	1,606,245
Receivable for investments sold	6,015
Variation margin on futures contracts	6,175
Prepaid expenses and other assets	3,003
TOTAL ASSETS	77,080,690

LIABILITIES:
Payable for investments purchased	268,326
Payable for capital shares redeemed	1,708,183
Advisory fees payable	18,067
Management services fees payable	2,409
Administration fees payable	799
Administrative services fees payable	6,852
Distribution fees payable	8,814
Trustee fees payable	6
Transfer agency fees payable	2,253
Fund accounting fees payable	936
Compliance services fees payable	152
TOTAL LIABILITIES	2,016,797
NET ASSETS	$75,063,893

NET ASSETS CONSIST OF:
Capital	$71,285,419
Accumulated net investment income (loss)	(61,972)
Accumulated net realized gains (losses) on investments	(1,193,233)
Net unrealized appreciation (depreciation) on investments	5,033,679
NET ASSETS	$75,063,893

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	5,230,867
Net Asset Value (offering and redemption price per share)	$14.35

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$179,630
Interest	1,910
Foreign tax withholding	(25)
TOTAL INVESTMENT INCOME	181,515

EXPENSES:
Advisory fees	109,361
Management services fees	14,581
Administration fees	3,783
Transfer agency fees	5,398
Administrative services fees	23,948
Distribution fees	36,454
Custody fees	3,988
Fund accounting fees	5,390
Trustee fees	244
Compliance services fees	152
Other fees	9,944
Recoupment of prior expenses reduced by the Advisor	32,000
Total Gross Expenses before reductions	245,243
Expenses reduced and reimbursed by the Advisor	(274)
TOTAL NET EXPENSES	244,969
NET INVESTMENT INCOME (LOSS)	(63,454)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,204,941
Net realized gains (losses) on futures contracts	218,722
Net realized gains (losses) on swap agreements	684,778
Change in net unrealized appreciation/depreciation on investments	(63,957)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,044,484
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,981,030

See accompanying notes to financial statements.

120 :: ProFund VP UltraBull :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(63,454)	$(108,792)
Net realized gains (losses) on investments	2,108,441	6,022,233
Change in net unrealized appreciation/depreciation on investments	(63,957)	52,424
Change in net assets resulting from operations	1,981,030	5,965,865

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(6,183,820)	(10,596,009)
Change in net assets resulting from distributions	(6,183,820)	(10,596,009)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	587,987,950	1,227,515,331
Dividends reinvested	6,123,710	10,596,009
Value of shares redeemed	(582,162,470)	(1,201,920,614)
Change in net assets resulting from capital transactions	11,949,190	36,190,726
Change in net assets	7,746,400	31,560,582

NET ASSETS:
Beginning of period	67,317,493	35,756,911
End of period	$75,063,893	$67,317,493
Accumulated net investment income (loss)	$(61,972)	$1,482

SHARE TRANSACTIONS:
Issued	37,088,875	73,881,457
Reinvested	408,792	726,750
Redeemed	(36,347,022)	(72,349,512)
Change in shares	1,150,645	2,258,695

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraBull :: 121

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$16.50		$19.63	$13.42	$10.41	$11.74	$9.61

Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.06)	(0.08)	(0.06)	(0.12)	(0.09)
Net realized and unrealized gains (losses) on investments	0.10		3.73	8.47	3.07	(0.31)	2.22
Total income (loss) from investment activities	0.07		3.67	8.39	3.01	(0.43)	2.13

Distributions to Shareholders From:
Net realized gains on investments	(2.22)		(6.80)	(2.18)	—	(0.84)	—
Return of capital	—		—	—	—	(0.06)	—
Total distributions	(2.22)		(6.80)	(2.18)	—	(0.90)	—

Net Asset Value, End of Period	$14.35		$16.50	$19.63	$13.42	$10.41	$11.74

Total Return	(0.17	)%(b)	23.24%	68.05%	28.91%	(4.83)%	22.16%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.78%	1.79%	1.84%	1.68%	1.78%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.44)%		(0.38)%	(0.50)%	(0.45)%	(1.01)%	(0.94)%

Supplemental Data:
Net assets, end of period (000’s)	$75,064		$67,317	$35,757	$19,250	$26,716	$22,903
Portfolio turnover rate(d)	1,031	%(b)	2,750%	1,884%	1,571%	3%	1,329%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

122 :: ProFund VP UltraMid-Cap :: Financial Statements

Investment Objective: The ProFund VP UltraMid-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	51%
Futures Contracts	3%
Swap Agreements	146%
Total Exposure	200%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Advance Auto Parts, Inc.	0.4%
Church & Dwight Co., Inc.	0.3%
Signet Jewelers, Ltd.	0.3%
Centene Corp.	0.3%
Mettler-Toledo International, Inc.	0.3%

S&P MidCap 400 — Composition

% of Index
Financials	25%
Information Technology	17%
Industrials	16%
Consumer Discretionary	14%
Health Care	9%
Materials	7%
Utilities	4%
Energy	4%
Consumer Staples	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (51.1%)

	Shares	Value
3D Systems Corp.* (Computers)	1,260	$24,595
A.O. Smith Corp. (Miscellaneous Manufacturing)	924	66,509
Aaron’s, Inc. (Commercial Services)	756	27,375
Abercrombie & Fitch Co.—Class A (Retail)	840	18,068
ACI Worldwide, Inc.* (Software)	1,428	35,086
Acuity Brands, Inc. (Electrical Components & Equipment)	504	90,710
Acxiom Corp.* (Software)	924	16,244
Advance Auto Parts, Inc. (Retail)	840	133,803
Advanced Micro Devices, Inc.* (Semiconductors)	7,560	18,144
Advent Software, Inc. (Software)	504	22,282
AECOM* (Engineering & Construction)	1,848	61,132
AGCO Corp. (Machinery-Diversified)	924	52,465
Akorn, Inc.* (Pharmaceuticals)	924	40,342
Alaska Air Group, Inc. (Airlines)	1,596	102,830
Albemarle Corp. (Chemicals)	1,344	74,283
Alexander & Baldwin, Inc. (Real Estate)	504	19,858
Alexandria Real Estate Equities, Inc. (REIT)	840	73,466
Align Technology, Inc.* (Healthcare-Products)	840	52,676
Alleghany Corp.* (Insurance)	168	78,752
Alliant Energy Corp. (Electric)	1,344	77,575
Allscripts Healthcare Solutions, Inc.* (Software)	2,016	27,579
AMC Networks, Inc.*—Class A (Media)	672	55,004
American Campus Communities, Inc. (REIT)	1,344	50,655
American Eagle Outfitters, Inc. (Retail)	2,100	36,162
American Financial Group, Inc. (Insurance)	924	60,097
ANN, Inc.* (Retail)	588	28,395
ANSYS, Inc.* (Software)	1,092	99,635
Apollo Education Group, Inc.*—Class A (Commercial Services)	1,176	15,147
AptarGroup, Inc. (Miscellaneous Manufacturing)	756	48,210
Aqua America, Inc. (Water)	2,100	51,429
ARRIS Group, Inc.* (Telecommunications)	1,596	48,838
Arrow Electronics, Inc.* (Electronics)	1,176	65,621
Arthur J. Gallagher & Co. (Insurance)	2,016	95,357
Ascena Retail Group, Inc.* (Retail)	1,596	26,581
Ashland, Inc. (Chemicals)	756	92,156
Aspen Insurance Holdings, Ltd. (Insurance)	756	36,212
Associated Banc-Corp. (Banks)	1,848	37,459
Atmel Corp. (Semiconductors)	5,040	49,669
Atmos Energy Corp. (Gas)	1,176	60,305
Atwood Oceanics, Inc. (Oil & Gas)	756	19,989
Avnet, Inc. (Electronics)	1,596	65,612
Avon Products, Inc. (Cosmetics/Personal Care)	5,208	32,602
B/E Aerospace, Inc. (Aerospace/Defense)	1,260	69,175
BancorpSouth, Inc. (Banks)	1,008	25,966
Bank of Hawaii Corp. (Banks)	504	33,607
Bank of the Ozarks, Inc. (Banks)	840	38,430
Belden, Inc. (Electrical Components & Equipment)	504	40,940
Bemis Co., Inc. (Packaging & Containers)	1,176	52,932
Big Lots, Inc. (Retail)	672	30,233
BioMed Realty Trust, Inc. (REIT)	2,436	47,112
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	252	37,954
Bio-Techne Corp. (Healthcare-Products)	420	41,357
Black Hills Corp. (Electric)	504	22,000
Brinker International, Inc. (Retail)	756	43,583
Broadridge Financial Solutions, Inc. (Software)	1,428	71,414
Brown & Brown, Inc. (Insurance)	1,428	46,924
Brunswick Corp. (Leisure Time)	1,092	55,539
Buffalo Wild Wings, Inc.* (Retail)	252	39,486
Cabela’s, Inc.* (Retail)	588	29,388
Cabot Corp. (Chemicals)	756	28,191
Cadence Design Systems, Inc.* (Computers)	3,528	69,360
California Resources Corp. (Oil & Gas)	3,696	22,324
Camden Property Trust (REIT)	1,008	74,874
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	756	75,690
Carpenter Technology Corp. (Iron/Steel)	588	22,744
Carter’s, Inc. (Apparel)	672	71,434
Casey’s General Stores, Inc. (Retail)	504	48,253
Cathay General Bancorp (Banks)	924	29,984
CBOE Holdings, Inc. (Diversified Financial Services)	1,008	57,678
CDK Global, Inc. (Software)	1,932	104,289

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 123

Common Stocks, continued

	Shares	Value
CEB, Inc. (Commercial Services)	420	$36,565
Centene Corp.* (Healthcare-Services)	1,428	114,812
Charles River Laboratories International, Inc.* (Biotechnology)	588	41,360
Chico’s FAS, Inc. (Retail)	1,764	29,335
Church & Dwight Co., Inc. (Household Products/Wares)	1,596	129,483
Ciena Corp.* (Telecommunications)	1,428	33,815
Cinemark Holdings, Inc. (Entertainment)	1,260	50,615
City National Corp. (Banks)	588	53,149
CLARCOR, Inc. (Miscellaneous Manufacturing)	588	36,597
Clean Harbors, Inc.* (Environmental Control)	672	36,113
Cleco Corp. (Electric)	756	40,711
CNO Financial Group, Inc. (Insurance)	2,352	43,159
Cognex Corp. (Machinery-Diversified)	1,008	48,485
Commerce Bancshares, Inc. (Banks)	1,008	47,144
Commercial Metals Co. (Iron/Steel)	1,428	22,962
Communications Sales & Leasing, Inc. (REIT)	1,428	35,300
Community Health Systems, Inc.* (Healthcare-Services)	1,428	89,921
CommVault Systems, Inc.* (Software)	504	21,375
Compass Minerals International, Inc. (Mining)	420	34,499
Convergys Corp. (Computers)	1,176	29,976
Con-way, Inc. (Transportation)	672	25,785
Copart, Inc.* (Retail)	1,344	47,685
CoreLogic, Inc.* (Diversified Financial Services)	1,092	43,341
Corporate Office Properties Trust (REIT)	1,176	27,683
Corrections Corp. of America (REIT)	1,428	47,238
Crane Co. (Miscellaneous Manufacturing)	588	34,533
Cree, Inc.* (Semiconductors)	1,344	34,984
CST Brands, Inc. (Retail)	924	36,091
Cullen/Frost Bankers, Inc. (Banks)	672	52,806
Cypress Semiconductor Corp. (Semiconductors)	3,948	46,428
Cytec Industries, Inc. (Chemicals)	840	50,845
Dana Holding Corp. (Auto Parts & Equipment)	1,932	39,761
Dean Foods Co. (Food)	1,092	17,658
Deckers Outdoor Corp.* (Apparel)	420	30,227
Deluxe Corp. (Commercial Services)	588	36,456
Denbury Resources, Inc. (Oil & Gas)	4,284	27,246
DeVry Education Group, Inc. (Commercial Services)	672	20,147
Dick’s Sporting Goods, Inc. (Retail)	1,176	60,882
Diebold, Inc. (Computers)	756	26,460
Domino’s Pizza, Inc. (Retail)	672	76,205
Domtar Corp. (Forest Products & Paper)	756	31,298
Donaldson Co., Inc. (Miscellaneous Manufacturing)	1,512	54,129
Douglas Emmett, Inc. (REIT)	1,680	45,259
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	840	22,159
Dresser-Rand Group, Inc.* (Oil & Gas Services)	924	78,706
Dril-Quip, Inc.* (Oil & Gas Services)	504	37,926
DST Systems, Inc. (Computers)	336	42,329
Duke Realty Corp. (REIT)	4,116	76,434
Dunkin’ Brands Group, Inc. (Retail)	1,176	64,681
Eagle Materials, Inc. (Building Materials)	588	44,882
East West Bancorp, Inc. (Banks)	1,764	79,062
Eaton Vance Corp. (Diversified Financial Services)	1,428	55,878
Energen Corp. (Oil & Gas)	840	57,372
Energizer Holdings, Inc. (Electrical Components & Equipment)	756	99,452
Equity One, Inc. (REIT)	924	21,566
Esterline Technologies Corp.* (Aerospace/Defense)	336	32,034
Everest Re Group, Ltd. (Insurance)	504	91,733
Extra Space Storage, Inc. (REIT)	1,344	87,656
FactSet Research Systems, Inc. (Media)	504	81,905
Fair Isaac Corp. (Software)	336	30,502
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,428	24,819
Federal Realty Investment Trust (REIT)	840	107,597
Federated Investors, Inc.—Class B (Diversified Financial Services)	1,176	39,384
FEI Co. (Electronics)	504	41,797
First American Financial Corp. (Insurance)	1,344	50,010
First Horizon National Corp. (Banks)	2,772	43,437
First Niagara Financial Group, Inc. (Savings & Loans)	4,200	39,648
FirstMerit Corp. (Banks)	2,016	41,993
Flowers Foods, Inc. (Food)	2,184	46,192
Foot Locker, Inc. (Retail)	1,680	112,577
Fortinet, Inc.* (Computers)	1,680	69,435
Fortune Brands Home & Security, Inc. (Building Materials)	1,932	88,524
FTI Consulting, Inc.* (Commercial Services)	504	20,785
Fulton Financial Corp. (Banks)	2,100	27,426
Gartner, Inc.* (Commercial Services)	1,008	86,466
GATX Corp. (Trucking & Leasing)	504	26,788
Genesee & Wyoming, Inc.*—Class A (Transportation)	588	44,794
Gentex Corp. (Electronics)	3,528	57,930
Global Payments, Inc. (Commercial Services)	840	86,898
Graco, Inc. (Machinery-Diversified)	672	47,732
Graham Holdings Co.—Class B (Commercial Services)	84	90,304
Granite Construction, Inc. (Engineering & Construction)	420	14,914
Great Plains Energy, Inc. (Electric)	1,848	44,648
Greif, Inc.—Class A (Packaging & Containers)	420	15,057
GUESS?, Inc. (Retail)	756	14,493
Gulfport Energy Corp.* (Oil & Gas)	1,260	50,715
Halyard Health, Inc.* (Healthcare-Products)	588	23,814
Hancock Holding Co. (Banks)	924	29,485
Hawaiian Electric Industries, Inc. (Electric)	1,260	37,460
HCC Insurance Holdings, Inc. (Insurance)	1,176	90,364
Health Net, Inc.* (Healthcare-Services)	924	59,247
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,176	14,853
Herman Miller, Inc. (Office Furnishings)	756	21,871
Highwoods Properties, Inc. (REIT)	1,092	43,625
Hill-Rom Holdings, Inc. (Healthcare-Products)	672	36,510
HMS Holdings Corp.* (Commercial Services)	1,092	18,750
HNI Corp. (Office Furnishings)	504	25,780
HollyFrontier Corp. (Oil & Gas)	2,352	100,407
Hologic, Inc.* (Healthcare-Products)	2,940	111,896
Home Properties, Inc. (REIT)	672	49,090
Hospitality Properties Trust (REIT)	1,764	50,838
HSN, Inc. (Retail)	420	29,480
Hubbell, Inc.—Class B (Electrical Components & Equipment)	672	72,764
Huntington Ingalls Industries, Inc. (Shipbuilding)	588	66,203
IDACORP, Inc. (Electric)	588	33,010
IDEX Corp. (Machinery-Diversified)	924	72,608
IDEXX Laboratories, Inc.* (Healthcare-Products)	1,092	70,041
Informatica Corp.* (Software)	1,260	61,072
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	1,848	46,255
Ingredion, Inc. (Food)	840	67,040

See accompanying notes to financial statements.

124 :: ProFund VP UltraMid-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Integrated Device Technology, Inc.* (Semiconductors)	1,764	$38,279
InterDigital, Inc. (Telecommunications)	420	23,894
International Bancshares Corp. (Banks)	672	18,057
International Speedway Corp.—Class A (Entertainment)	336	12,321
Intersil Corp.—Class A (Semiconductors)	1,596	19,966
IPG Photonics Corp.* (Semiconductors)	420	35,774
ITT Corp. (Miscellaneous Manufacturing)	1,092	45,689
J.C. Penney Co., Inc.* (Retail)	3,696	31,305
Jabil Circuit, Inc. (Electronics)	2,352	50,074
Jack Henry & Associates, Inc. (Computers)	1,008	65,218
Janus Capital Group, Inc. (Diversified Financial Services)	1,764	30,200
Jarden Corp.* (Leisure Time)	2,184	113,022
JDS Uniphase Corp.* (Telecommunications)	2,772	32,100
JetBlue Airways Corp.* (Airlines)	3,192	66,266
John Wiley & Sons, Inc. (Media)	588	31,970
Jones Lang LaSalle, Inc. (Real Estate)	504	86,184
Kate Spade & Co.* (Retail)	1,512	32,568
KB Home (Home Builders)	1,092	18,127
KBR, Inc. (Engineering & Construction)	1,764	34,363
Kemper Corp. (Insurance)	588	22,667
Kennametal, Inc. (Hand/Machine Tools)	924	31,527
Keysight Technologies, Inc.* (Electronics)	2,016	62,879
Kilroy Realty Corp. (REIT)	1,092	73,328
Kirby Corp.* (Transportation)	672	51,516
KLX, Inc.* (Aerospace/Defense)	672	29,655
Knowles Corp.* (Electronics)	1,008	18,245
Lamar Advertising Co.—Class A (REIT)	1,008	57,940
Lancaster Colony Corp. (Food)	252	22,894
Landstar System, Inc. (Transportation)	504	33,702
LaSalle Hotel Properties (REIT)	1,344	47,658
Leidos Holdings, Inc. (Computers)	756	30,520
Lennox International, Inc. (Building Materials)	504	54,276
Lexmark International, Inc.—Class A (Computers)	756	33,415
Liberty Property Trust (REIT)	1,764	56,836
LifePoint Health, Inc.* (Healthcare-Services)	504	43,823
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	924	56,263
Live Nation Entertainment, Inc.* (Commercial Services)	1,764	48,492
LKQ Corp.* (Distribution/Wholesale)	3,696	111,786
Louisiana-Pacific Corp.* (Building Materials)	1,680	28,610
M.D.C. Holdings, Inc. (Home Builders)	504	15,105
Mack-Cali Realty Corp. (REIT)	1,008	18,577
Manhattan Associates, Inc.* (Computers)	924	55,117
ManpowerGroup, Inc. (Commercial Services)	924	82,587
MAXIMUS, Inc. (Computers)	756	49,692
MDU Resources Group, Inc. (Electric)	2,352	45,935
MEDNAX, Inc.* (Healthcare-Services)	1,092	80,928
Mentor Graphics Corp. (Computers)	1,176	31,082
Mercury General Corp. (Insurance)	420	23,373
Meredith Corp. (Media)	420	21,903
Mettler-Toledo International, Inc.* (Electronics)	336	114,731
Mid-America Apartment Communities, Inc. (REIT)	924	67,276
Minerals Technologies, Inc. (Chemicals)	420	28,615
Molina Healthcare, Inc.* (Healthcare-Services)	504	35,431
MSA Safety, Inc. (Environmental Control)	420	20,374
MSC Industrial Direct Co., Inc.—Class A (Retail)	588	41,025
MSCI, Inc.—Class A (Software)	1,344	82,723
Murphy USA, Inc.* (Oil & Gas)	504	28,133
Nabors Industries, Ltd. (Oil & Gas)	3,528	50,909
National Fuel Gas Co. (Gas)	1,008	59,361
National Instruments Corp. (Electronics)	1,176	34,645
National Retail Properties, Inc. (REIT)	1,596	55,876
NCR Corp.* (Computers)	2,016	60,682
NeuStar, Inc.*—Class A (Telecommunications)	672	19,629
New York Community Bancorp, Inc. (Savings & Loans)	5,376	98,810
NewMarket Corp. (Chemicals)	168	74,574
Nordson Corp. (Machinery-Diversified)	672	52,342
NOW, Inc.* (Oil & Gas Services)	1,260	25,087
NVR, Inc.* (Home Builders)	84	112,560
Oceaneering International, Inc. (Oil & Gas Services)	1,176	54,790
Office Depot, Inc.* (Retail)	5,964	51,648
OGE Energy Corp. (Electric)	2,436	69,596
Oil States International, Inc.* (Oil & Gas Services)	588	21,891
Old Dominion Freight Line, Inc.* (Transportation)	840	57,628
Old Republic International Corp. (Insurance)	2,940	45,952
Olin Corp. (Chemicals)	924	24,902
Omega Healthcare Investors, Inc. (REIT)	1,932	66,326
Omnicare, Inc. (Pharmaceuticals)	1,176	110,838
ONE Gas, Inc. (Gas)	672	28,600
Orbital ATK, Inc. (Aerospace/Defense)	756	55,461
Oshkosh Corp. (Machinery-Construction & Mining)	924	39,159
Owens & Minor, Inc. (Pharmaceuticals)	756	25,704
Packaging Corp. of America (Packaging & Containers)	1,176	73,488
PacWest Bancorp (Banks)	1,176	54,990
Panera Bread Co.*—Class A (Retail)	336	58,723
Patterson-UTI Energy, Inc. (Oil & Gas)	1,764	33,190
Plantronics, Inc. (Telecommunications)	504	28,380
PNM Resources, Inc. (Electric)	924	22,730
Polaris Industries, Inc. (Leisure Time)	756	111,971
Polycom, Inc.* (Telecommunications)	1,596	18,258
PolyOne Corp. (Chemicals)	1,092	42,774
Post Holdings, Inc.* (Food)	672	36,241
Potlatch Corp. (REIT)	504	17,801
Primerica, Inc. (Insurance)	588	26,866
Prosperity Bancshares, Inc. (Banks)	756	43,651
PTC, Inc.* (Software)	1,344	55,131
QEP Resources, Inc. (Oil & Gas)	1,932	35,761
Questar Corp. (Gas)	2,100	43,911
R.R. Donnelley & Sons Co. (Commercial Services)	2,520	43,924
Rackspace Hosting, Inc.* (Software)	1,428	53,107
Raymond James Financial, Inc. (Diversified Financial Services)	1,512	90,084
Rayonier, Inc. (REIT)	1,512	38,632
Regal Beloit Corp. (Hand/Machine Tools)	504	36,585
Regency Centers Corp. (REIT)	1,092	64,406
Reinsurance Group of America, Inc. (Insurance)	756	71,722
Reliance Steel & Aluminum Co. (Iron/Steel)	924	55,884
RenaissanceRe Holdings, Ltd. (Insurance)	588	59,688
Rent-A-Center, Inc. (Commercial Services)	672	19,051
ResMed, Inc. (Healthcare-Products)	1,680	94,702
Rollins, Inc. (Commercial Services)	1,176	33,551
Rosetta Resources, Inc.* (Oil & Gas)	924	21,381
Rovi Corp.* (Semiconductors)	1,092	17,417
Rowan Cos. PLC—Class A (Oil & Gas)	1,512	31,918
Royal Gold, Inc. (Mining)	756	46,562
RPM International, Inc. (Chemicals)	1,596	78,156
Science Applications International Corp. (Computers)	504	26,636

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 125

Common Stocks, continued

	Shares	Value
SEI Investments Co. (Commercial Services)	1,596	$78,252
Senior Housing Properties Trust (REIT)	2,856	50,123
Sensient Technologies Corp. (Chemicals)	588	40,184
Service Corp. International (Commercial Services)	2,436	71,692
Signature Bank* (Banks)	588	86,078
Signet Jewelers, Ltd. (Retail)	924	118,493
Silgan Holdings, Inc. (Packaging & Containers)	504	26,591
Silicon Laboratories, Inc.* (Semiconductors)	504	27,221
Sirona Dental Systems, Inc.* (Healthcare-Products)	672	67,482
Skechers U.S.A., Inc.*—Class A (Apparel)	504	55,334
SLM Corp.* (Diversified Financial Services)	5,124	50,574
SM Energy Co. (Oil & Gas)	840	38,741
SolarWinds, Inc.* (Software)	840	38,749
Solera Holdings, Inc. (Software)	840	37,430
Sonoco Products Co. (Packaging & Containers)	1,176	50,403
Sotheby’s—Class A (Commercial Services)	756	34,201
SPX Corp. (Miscellaneous Manufacturing)	504	36,485
StanCorp Financial Group, Inc. (Insurance)	504	38,107
Steel Dynamics, Inc. (Iron/Steel)	2,940	60,902
STERIS Corp. (Healthcare-Products)	756	48,717
Stifel Financial Corp.* (Diversified Financial Services)	840	48,502
SunEdison, Inc.* (Semiconductors)	3,528	105,522
Superior Energy Services, Inc. (Oil & Gas Services)	1,848	38,882
SUPERVALU, Inc.* (Food)	2,520	20,387
SVB Financial Group* (Banks)	588	84,660
Synopsys, Inc.* (Computers)	1,848	93,602
Synovus Financial Corp. (Banks)	1,596	49,189
Talen Energy Corp.* (Electric)	1,008	17,297
Tanger Factory Outlet Centers, Inc. (REIT)	1,176	37,279
Taubman Centers, Inc. (REIT)	756	52,542
TCF Financial Corp. (Banks)	2,016	33,486
Tech Data Corp.* (Electronics)	420	24,175
Teledyne Technologies, Inc.* (Aerospace/Defense)	420	44,314
Teleflex, Inc. (Healthcare-Products)	504	68,267
Telephone & Data Systems, Inc. (Telecommunications)	1,176	34,574
Tempur Sealy International, Inc.* (Home Furnishings)	756	49,820
Teradyne, Inc. (Semiconductors)	2,604	50,232
Terex Corp. (Machinery-Construction & Mining)	1,260	29,295
The Boston Beer Co., Inc.*—Class A (Beverages)	84	19,487
The Cheesecake Factory, Inc. (Retail)	504	27,486
The Chemours Co.* (Chemicals)	2,184	34,944
The Cooper Cos., Inc. (Healthcare-Products)	588	104,646
The Hain Celestial Group, Inc.* (Food)	1,260	82,984
The Hanover Insurance Group, Inc. (Insurance)	504	37,311
The New York Times Co.—Class A (Media)	1,596	21,785
The Scotts Miracle-Gro Co.—Class A (Housewares)	504	29,842
The Timken Co. (Metal Fabricate/Hardware)	840	30,719
The Ultimate Software Group, Inc.* (Software)	336	55,218
The Valspar Corp. (Chemicals)	924	75,602
The Wendy’s Co. (Retail)	3,276	36,954
The WhiteWave Foods Co.* (Food)	2,100	102,648
Thor Industries, Inc. (Home Builders)	588	33,093
Thoratec Corp.* (Healthcare-Products)	672	29,951
Tidewater, Inc. (Transportation)	588	13,365
Time, Inc. (Media)	1,344	30,925
TimkenSteel Corp. (Metal Fabricate/Hardware)	420	11,336
Toll Brothers, Inc.* (Home Builders)	1,932	73,783
Tootsie Roll Industries, Inc. (Food)	252	8,142
Towers Watson & Co.—Class A (Commercial Services)	840	105,671
TreeHouse Foods, Inc.* (Food)	504	40,839
Trimble Navigation, Ltd.* (Electronics)	3,108	72,913
Trinity Industries, Inc. (Miscellaneous Manufacturing)	1,848	48,843
Triumph Group, Inc. (Aerospace/Defense)	588	38,802
Trustmark Corp. (Banks)	840	20,983
Tupperware Brands Corp. (Housewares)	588	37,950
Tyler Technologies, Inc.* (Software)	420	54,340
UDR, Inc. (REIT)	3,108	99,550
UGI Corp. (Gas)	2,100	72,345
Umpqua Holdings Corp. (Banks)	2,688	48,357
Unit Corp.* (Oil & Gas)	588	15,947
United Natural Foods, Inc.* (Food)	588	37,444
United States Steel Corp. (Iron/Steel)	1,764	36,374
United Therapeutics Corp.* (Biotechnology)	588	102,282
Urban Edge Properties (REIT)	1,092	22,703
Valley National Bancorp (Banks)	2,688	27,713
Valmont Industries, Inc. (Metal Fabricate/Hardware)	252	29,955
VCA, Inc.* (Pharmaceuticals)	1,008	54,840
Vectren Corp. (Gas)	1,008	38,788
VeriFone Systems, Inc.* (Computers)	1,344	45,642
Vishay Intertechnology, Inc. (Electronics)	1,596	18,641
Vista Outdoor, Inc.* (Retail)	756	33,944
W.R. Berkley Corp. (Insurance)	1,176	61,070
Wabtec Corp. (Machinery-Diversified)	1,176	110,825
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	1,008	47,688
Washington Federal, Inc. (Savings & Loans)	1,176	27,460
Waste Connections, Inc. (Environmental Control)	1,512	71,246
Watsco, Inc. (Distribution/Wholesale)	336	41,577
Webster Financial Corp. (Banks)	1,092	43,189
Weingarten Realty Investors (REIT)	1,344	43,935
WellCare Health Plans, Inc.* (Healthcare-Services)	504	42,754
Werner Enterprises, Inc. (Transportation)	504	13,230
Westar Energy, Inc. (Electric)	1,596	54,615
Western Refining, Inc. (Oil & Gas)	840	36,641
WEX, Inc.* (Commercial Services)	504	57,441
WGL Holdings, Inc. (Gas)	588	31,923
Williams-Sonoma, Inc. (Retail)	1,008	82,928
WisdomTree Investments, Inc. (Diversified Financial Services)	1,344	29,521
Woodward, Inc. (Electronics)	672	36,953
World Fuel Services Corp. (Retail)	840	40,278
Worthington Industries, Inc. (Iron/Steel)	588	17,675
WP GLIMCHER, Inc. (REIT)	2,184	29,550
WPX Energy, Inc.* (Oil & Gas)	2,436	29,914
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	588	65,297
TOTAL COMMON STOCKS (Cost $13,062,733)		19,326,235

See accompanying notes to financial statements.

126 :: ProFund VP UltraMid-Cap :: Financial Statements

Repurchase Agreements(a)(b) (49.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $18,564,018	$18,564,000	$18,564,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,564,000)		18,564,000
TOTAL INVESTMENT SECURITIES (Cost $31,626,733)—100.2%		37,890,235
Net other assets (liabilities)—(0.2)%		(67,159)
NET ASSETS—100.0%		$37,823,076

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $7,811,000.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P MidCap 400 Futures Contracts	8	9/17/15	$1,198,320	$(22,814)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	7/27/15	0.55%	$12,261,139	$17,800
SPDR S&P MidCap 400 ETF	Goldman Sachs International	7/27/15	0.30%	7,410,196	14,313
				19,671,335	32,113
S&P MidCap 400	UBS AG	7/27/15	0.45%	24,020,918	34,914
SPDR S&P MidCap 400 ETF	UBS AG	7/27/15	0.45%	11,436,997	23,740
				35,457,915	58,654
				$55,129,250	$90,767

^                  Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP UltraMid-Cap invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$269,441	0.7%
Airlines	169,096	0.4%
Apparel	156,995	0.4%
Auto Parts & Equipment	39,761	0.1%
Banks	1,050,301	2.8%
Beverages	19,487	0.1%
Biotechnology	181,596	0.5%
Building Materials	216,292	0.5%
Chemicals	645,226	1.7%
Commercial Services	1,013,755	2.6%
Computers	753,761	2.0%
Cosmetics/Personal Care	32,602	0.1%
Distribution/Wholesale	199,618	0.5%
Diversified Financial Services	492,850	1.3%
Electric	465,577	1.2%
Electrical Components & Equipment	303,866	0.8%
Electronics	664,216	1.8%
Engineering & Construction	110,409	0.3%
Entertainment	85,095	0.2%
Environmental Control	127,733	0.4%
Food	482,469	1.3%
Forest Products & Paper	31,298	0.1%
Gas	335,233	0.9%
Hand/Machine Tools	124,375	0.3%
Healthcare-Products	750,059	2.1%
Healthcare-Services	466,916	1.2%
Home Builders	252,668	0.7%
Home Furnishings	49,820	0.1%
Household Products/Wares	129,483	0.3%
Housewares	67,792	0.2%
Insurance	979,364	2.6%
Iron/Steel	216,541	0.6%
Leisure Time	280,532	0.7%
Machinery-Construction & Mining	68,454	0.2%
Machinery-Diversified	449,754	1.2%
Media	243,492	0.6%
Metal Fabricate/Hardware	72,010	0.2%
Mining	81,061	0.2%
Miscellaneous Manufacturing	446,685	1.2%
Office Furnishings	47,651	0.1%
Oil & Gas	600,588	1.7%
Oil & Gas Services	272,135	0.8%
Packaging & Containers	218,471	0.6%
Pharmaceuticals	231,724	0.6%
Real Estate	106,042	0.3%
REIT	1,738,731	4.5%

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 127

	Value	% of Net Assets
Retail	$1,460,733	3.9%
Savings & Loans	165,918	0.4%
Semiconductors	468,455	1.3%
Shipbuilding	66,203	0.2%
Software	866,176	2.2%
Telecommunications	239,488	0.6%
Transportation	240,020	0.6%
Trucking & Leasing	26,788	0.1%
Water	51,429	0.1%
Other**	18,496,841	48.9%
Total	$37,823,076	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

128 :: ProFund VP UltraMid-Cap :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$31,626,733
Securities, at value	19,326,235
Repurchase agreements, at value	18,564,000
Total Investment Securities, at value	37,890,235
Cash	17,924
Segregated cash balances with brokers	80,800
Dividends and interest receivable	14,619
Unrealized gain on swap agreements	90,767
Receivable for capital shares issued	131,649
Receivable for investments sold	247,380
Variation margin on futures contracts	2,080
Prepaid expenses	342
TOTAL ASSETS	38,475,796

LIABILITIES:
Payable for investments purchased	171,413
Payable for capital shares redeemed	420,220
Advisory fees payable	16,193
Management services fees payable	2,159
Administration fees payable	739
Administrative services fees payable	8,747
Distribution fees payable	7,054
Trustee fees payable	6
Transfer agency fees payable	2,217
Fund accounting fees payable	866
Compliance services fees payable	140
Other accrued expenses	22,966
TOTAL LIABILITIES	652,720
NET ASSETS	$37,823,076

NET ASSETS CONSIST OF:
Capital	$32,077,647
Accumulated net investment income (loss)	(101,226)
Accumulated net realized gains (losses) on investments	(484,800)
Net unrealized appreciation (depreciation) on investments	6,331,455
NET ASSETS	$37,823,076

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	650,077
Net Asset Value (offering and redemption price per share)	$58.18

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$126,259
Interest	1,804
TOTAL INVESTMENT INCOME	128,063

EXPENSES:
Advisory fees	102,368
Management services fees	13,649
Administration fees	4,532
Transfer agency fees	6,478
Administrative services fees	37,969
Distribution fees	34,123
Custody fees	4,399
Fund accounting fees	6,748
Trustee fees	309
Compliance services fees	140
Other fees	15,105
Recoupment of prior expenses reduced by the Advisor	3,485
TOTAL NET EXPENSES	229,305
NET INVESTMENT INCOME (LOSS)	(101,242)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,093,373
Net realized gains (losses) on futures contracts	99,316
Net realized gains (losses) on swap agreements	398,292
Change in net unrealized appreciation/depreciation on investments	21,100
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,612,081
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,510,839

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraMid-Cap :: 129

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(101,242)	$(190,631)
Net realized gains (losses) on investments	1,590,981	4,694,695
Change in net unrealized appreciation/depreciation on investments	21,100	(1,568,588)
Change in net assets resulting from operations	1,510,839	2,935,476

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(3,565,378)	—
Change in net assets resulting from distributions	(3,565,378)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	247,717,314	389,023,211
Dividends reinvested	3,565,378	—
Value of shares redeemed	(243,856,613)	(386,223,865)
Change in net assets resulting from capital transactions	7,426,079	2,799,346
Change in net assets	5,371,540	5,734,822

NET ASSETS:
Beginning of period	32,451,536	26,716,714
End of period	$37,823,076	$32,451,536
Accumulated net investment income (loss)	$(101,226)	$16
SHARE TRANSACTIONS:
Issued	3,959,051	6,815,499
Reinvested	61,377	—
Redeemed	(3,894,849)	(6,789,084)
Change in shares	125,579	26,415

See accompanying notes to financial statements.

130 :: ProFund VP UltraMid-Cap :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$61.87		$53.64	$31.44	$23.72	$27.48	$18.36

Investment Activities:
Net investment income (loss)(a)	(0.23)		(0.42)	(0.34)	(0.21)	(0.24)	(0.18)
Net realized and unrealized gains (losses) on investments	4.08		8.65	22.54	7.93	(3.52)	9.30
Total income (loss) from investment activities	3.85		8.23	22.20	7.72	(3.76)	9.12

Distributions to Shareholders From:
Net realized gains on investments	(7.54)		—	—	—	—	—

Net Asset Value, End of Period	$58.18		$61.87	$53.64	$31.44	$23.72	$27.48

Total Return	6.25	%(b)	15.34%	70.61%	32.49%	(13.65)%	49.67%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.79%	1.76%	1.84%	1.81%	1.78%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.74)%		(0.75)%	(0.80)%	(0.75)%	(0.87)%	(0.83)%

Supplemental Data:
Net assets, end of period (000’s)	$37,823		$32,452	$26,717	$22,873	$16,625	$42,374
Portfolio turnover rate(d)	243	%(b)	430%	38%	67%	13%	219%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 131

Investment Objective: The ProFund VP UltraSmall-Cap seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	50%
Futures Contracts	6%
Swap Agreements	145%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
ZS Pharma, Inc.	0.2%
Team Health Holdings, Inc.	0.1%
Cepheid, Inc.	0.1%
Manhattan Associates, Inc.	0.1%
MAXIMUS, Inc.	0.1%

Russell 2000 Index — Composition

% of Index
Financials	24%
Information Technology	17%
Health Care	16%
Consumer Discretionary	15%
Industrials	13%
Materials	4%
Energy	4%
Utilities	3%
Consumer Staples	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (49.5%)

	Shares	Value
1-800-Flowers.com, Inc.*—Class A (Internet)	400	$4,184
2U, Inc.* (Software)	320	10,301
8x8, Inc.* (Internet)	1,040	9,318
A. Schulman, Inc. (Chemicals)	320	13,990
A10 Networks, Inc.* (Software)	560	3,606
AAON, Inc. (Building Materials)	480	10,810
AAR Corp. (Aerospace/Defense)	400	12,748
Abaxis, Inc. (Healthcare-Products)	240	12,355
Abengoa Yield PLC (Electric)	480	15,034
Abercrombie & Fitch Co.—Class A (Retail)	720	15,487
ABIOMED, Inc.* (Healthcare-Products)	400	26,292
ABM Industries, Inc. (Commercial Services)	560	18,407
Abraxas Petroleum Corp.* (Oil & Gas)	1,520	4,484
Acacia Research Corp. (Investment Companies)	640	5,613
ACADIA Pharmaceuticals, Inc.* (Pharmaceuticals)	800	33,504
Acadia Realty Trust (REIT)	720	20,959
ACCO Brands Corp.* (Household Products/Wares)	1,280	9,946
Accuray, Inc.* (Healthcare-Products)	1,040	7,010
Accuride Corp.* (Auto Parts & Equipment)	880	3,388
Aceto Corp. (Chemicals)	320	7,882
Achillion Pharmaceuticals, Inc.* (Biotechnology)	1,280	11,341
ACI Worldwide, Inc.* (Software)	1,120	27,518
Acorda Therapeutics, Inc.* (Biotechnology)	480	15,998
Actua Corp.* (Software)	480	6,845
Actuant Corp.—Class A (Miscellaneous Manufacturing)	640	14,778
Acxiom Corp.* (Software)	800	14,064
ADTRAN, Inc. (Telecommunications)	640	10,400
Advanced Drainage Systems, Inc. (Building Materials)	400	11,732
Advanced Energy Industries, Inc.* (Electrical Components & Equipment)	480	13,195
Advanced Micro Devices, Inc.* (Semiconductors)	6,560	15,744
Advaxis, Inc.* (Biotechnology)	400	8,132
Advent Software, Inc. (Software)	560	24,758
Aegerion Pharmaceuticals, Inc.* (Biotechnology)	320	6,070
Aegion Corp.* (Engineering & Construction)	480	9,091
Aerohive Networks, Inc.* (Telecommunications)	480	3,350
Aerojet Rocketdyne Holdings, Inc.* (Aerospace/Defense)	640	13,190
Affymetrix, Inc.* (Healthcare-Products)	880	9,610
AG Mortgage Investment Trust, Inc. (REIT)	400	6,912
Agenus, Inc.* (Biotechnology)	960	8,285
Air Methods Corp.* (Healthcare-Services)	400	16,536
Air Transport Services Group, Inc.* (Transportation)	640	6,714
Aircastle, Ltd. (Diversified Financial Services)	640	14,509
AK Steel Holding Corp.* (Iron/Steel)	2,080	8,050
Akebia Therapeutics, Inc.* (Pharmaceuticals)	400	4,116
Albany International Corp.—Class A (Machinery-Diversified)	320	12,736
Albany Molecular Research, Inc.* (Commercial Services)	320	6,470
Alexander & Baldwin, Inc. (Real Estate)	480	18,911
Alimera Sciences, Inc.* (Pharmaceuticals)	720	3,319
ALLETE, Inc. (Electric)	480	22,267
Alon USA Energy, Inc. (Oil & Gas)	400	7,560
Alpha & Omega Semiconductor, Ltd.* (Semiconductors)	400	3,496
Altisource Residential Corp. (Real Estate)	640	10,784
Altra Industrial Motion Corp. (Machinery-Diversified)	320	8,698
AMAG Pharmaceuticals, Inc.* (Pharmaceuticals)	320	22,099
Ambac Financial Group, Inc.* (Insurance)	480	7,987
Ambarella, Inc.* (Semiconductors)	320	32,861
Amedisys, Inc.* (Healthcare-Services)	320	12,714
American Assets Trust, Inc. (REIT)	400	15,684
American Axle & Manufacturing Holdings, Inc.* (Auto Parts & Equipment)	800	16,728

See accompanying notes to financial statements.

132 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
American Capital Mortgage Investment Corp. (REIT)	560	$8,954
American Eagle Outfitters, Inc. (Retail)	1,920	33,062
American Equity Investment Life Holding Co. (Insurance)	800	21,584
American Residential Properties, Inc.* (REIT)	400	7,400
American Software, Inc.—Class A (Software)	400	3,800
American States Water Co. (Water)	400	14,956
American Vanguard Corp. (Chemicals)	400	5,520
Ameris Bancorp (Banks)	400	10,116
Amicus Therapeutics, Inc.* (Pharmaceuticals)	1,040	14,716
Amkor Technology, Inc.* (Semiconductors)	1,200	7,176
AMN Healthcare Services, Inc.* (Commercial Services)	480	15,163
Amphastar Pharmaceuticals, Inc.* (Pharmaceuticals)	400	7,032
AmSurg Corp.* (Healthcare-Services)	480	33,576
Anacor Pharmaceuticals, Inc.* (Pharmaceuticals)	400	30,972
Angie’s List, Inc.* (Internet)	720	4,435
AngioDynamics, Inc.* (Healthcare-Products)	320	5,248
Anixter International, Inc.* (Telecommunications)	320	20,848
ANN, Inc.* (Retail)	480	23,179
Antares Pharma, Inc.* (Pharmaceuticals)	2,320	4,826
Anthera Pharmaceuticals, Inc.* (Pharmaceuticals)	560	4,827
Anworth Mortgage Asset Corp. (REIT)	1,360	6,705
Apogee Enterprises, Inc. (Building Materials)	320	16,844
Apollo Commercial Real Estate Finance, Inc. (REIT)	640	10,515
Apollo Education Group, Inc.*—Class A (Commercial Services)	960	12,365
Apollo Residential Mortgage, Inc. (REIT)	400	5,876
Applied Industrial Technologies, Inc. (Machinery-Diversified)	400	15,859
Applied Micro Circuits Corp.* (Semiconductors)	1,040	7,020
Approach Resources, Inc.* (Oil & Gas)	640	4,384
Aratana Therapeutics, Inc.* (Pharmaceuticals)	400	6,048
ARC Document Solutions, Inc.* (Commercial Services)	640	4,870
ArcBest Corp. (Transportation)	320	10,176
Arena Pharmaceuticals, Inc.* (Biotechnology)	2,640	12,250
Ares Commercial Real Estate Corp. (REIT)	400	4,556
Argo Group International Holdings, Ltd. (Insurance)	320	17,824
ARIAD Pharmaceuticals, Inc.* (Biotechnology)	1,760	14,555
Arlington Asset Investment Corp.—Class A (Investment Companies)	320	6,259
Armada Hoffler Properties, Inc. (REIT)	400	3,996
ARMOUR Residential REIT, Inc. (REIT)	3,920	11,015
Array BioPharma, Inc.* (Pharmaceuticals)	1,520	10,959
Arrowhead Research Corp.* (Commercial Services)	800	5,720
Asbury Automotive Group, Inc.* (Retail)	240	21,749
Ascena Retail Group, Inc.* (Retail)	1,440	23,983
Ashford Hospitality Prime, Inc. (REIT)	320	4,806
Ashford Hospitality Trust, Inc. (REIT)	960	8,122
Aspen Technology, Inc.* (Software)	800	36,440
Associated Estates Realty Corp. (REIT)	640	18,323
Astoria Financial Corp. (Savings & Loans)	960	13,238
Atlantic Power Corp. (Electric)	1,760	5,421
Atlas Air Worldwide Holdings, Inc.* (Transportation)	240	13,190
AtriCure, Inc.* (Healthcare-Products)	320	7,885
Atwood Oceanics, Inc. (Oil & Gas)	640	16,922
AVG Technologies N.V.* (Software)	480	13,061
Avid Technology, Inc.* (Software)	400	5,336
Avista Corp. (Electric)	640	19,616
AVX Corp. (Electronics)	560	7,538
Axcelis Technologies, Inc.* (Semiconductors)	1,680	4,973
Axiall Corp. (Chemicals)	720	25,956
AZZ, Inc. (Miscellaneous Manufacturing)	240	12,432
B&G Foods, Inc.—Class A (Food)	560	15,977
Balchem Corp. (Chemicals)	320	17,830
Banc of California, Inc. (Savings & Loans)	480	6,600
Banco Latinoamericano de Comercio Exterior, S.A.—Class E (Multi-National)	320	10,298
BancorpSouth, Inc. (Banks)	960	24,730
Bank Mutual Corp. (Savings & Loans)	720	5,522
Bank of the Ozarks, Inc. (Banks)	720	32,940
Bankrate, Inc.* (Internet)	800	8,392
Barnes & Noble, Inc.* (Retail)	560	14,538
Barnes Group, Inc. (Miscellaneous Manufacturing)	560	21,834
Basic Energy Services, Inc.* (Oil & Gas Services)	640	4,832
Bazaarvoice, Inc.* (Internet)	880	5,183
BBCN Bancorp, Inc. (Banks)	880	13,015
Beacon Roofing Supply, Inc.* (Distribution/Wholesale)	480	15,946
Beazer Homes USA, Inc.* (Home Builders)	320	6,384
bebe Stores, Inc. (Retail)	1,200	2,400
Belden, Inc. (Electrical Components & Equipment)	400	32,492
Belmond, Ltd.* (Lodging)	1,040	12,990
Benchmark Electronics, Inc.* (Electronics)	560	12,197
Beneficial Bancorp, Inc.* (Savings & Loans)	880	10,991
Berkshire Hills Bancorp, Inc. (Savings & Loans)	320	9,114
Berry Plastics Group, Inc.* (Packaging & Containers)	1,120	36,288
BGC Partners, Inc.—Class A (Diversified Financial Services)	1,920	16,800
Big Lots, Inc. (Retail)	560	25,194
Bill Barrett Corp.* (Oil & Gas)	720	6,185
BioCryst Pharmaceuticals, Inc.* (Biotechnology)	800	11,944
BioDelivery Sciences International, Inc.* (Pharmaceuticals)	640	5,094
Bio-Reference Laboratories, Inc.* (Healthcare-Services)	240	9,900
BioScrip, Inc.* (Pharmaceuticals)	1,200	4,356
BioTelemetry, Inc.* (Healthcare-Products)	480	4,526
BioTime, Inc.* (Biotechnology)	960	3,485
Black Diamond, Inc.* (Leisure Time)	400	3,696
Black Hills Corp. (Electric)	480	20,952
Blackbaud, Inc. (Software)	480	27,336
Blackhawk Network Holdings, Inc.* (Diversified Financial Services)	560	23,072
Bloomin’ Brands, Inc. (Retail)	1,200	25,620
Blount International, Inc.* (Miscellaneous Manufacturing)	640	6,989
Blucora, Inc.* (Internet)	480	7,752
Blue Hills Bancorp, Inc.* (Banks)	400	5,600
BNC Bancorp (Banks)	320	6,186
Bob Evans Farms, Inc. (Retail)	240	12,252
Boingo Wireless, Inc.* (Internet)	560	4,626
Boise Cascade Co.* (Building Materials)	400	14,672
Bonanza Creek Energy, Inc.* (Oil & Gas)	560	10,220
Boston Private Financial Holdings, Inc. (Banks)	880	11,801
Bottomline Technologies, Inc.* (Software)	480	13,349

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 133

Common Stocks, continued

	Shares	Value
Boulder Brands, Inc.* (Food)	800	$5,552
Boyd Gaming Corp.* (Lodging)	880	13,156
Brady Corp.—Class A (Electronics)	480	11,875
Briggs & Stratton Corp. (Machinery-Diversified)	480	9,245
Bright Horizons Family Solutions, Inc.* (Commercial Services)	400	23,120
Brightcove, Inc.* (Software)	560	3,842
Bristow Group, Inc. (Oil & Gas Services)	320	17,056
BroadSoft, Inc.* (Software)	320	11,062
Brookline Bancorp, Inc. (Savings & Loans)	800	9,032
Brooks Automation, Inc. (Semiconductors)	800	9,160
Builders FirstSource, Inc.* (Building Materials)	560	7,190
Burlington Stores, Inc.* (Retail)	720	36,865
C&J Energy Services, Ltd.* (Oil & Gas Services)	640	8,448
Cabot Microelectronics Corp.* (Semiconductors)	240	11,306
CACI International, Inc.*—Class A (Computers)	240	19,414
Caesars Acquisition Co.*—Class A (Investment Companies)	720	4,954
Caesars Entertainment Corp.* (Lodging)	800	4,896
CalAmp Corp.* (Telecommunications)	400	7,304
Caleres, Inc. (Retail)	480	15,254
Calgon Carbon Corp. (Chemicals)	560	10,853
California Water Service Group (Water)	560	12,796
Calix, Inc.* (Telecommunications)	640	4,870
Callaway Golf Co. (Leisure Time)	960	8,582
Callidus Software, Inc.* (Software)	640	9,971
Callon Petroleum Co.* (Oil & Gas)	880	7,322
Cal-Maine Foods, Inc. (Food)	320	16,704
Cambrex Corp.* (Biotechnology)	320	14,061
Campus Crest Communities, Inc. (REIT)	960	5,318
Cantel Medical Corp. (Healthcare-Products)	320	17,174
Capital Bank Financial Corp.*—Class A (Banks)	240	6,977
Capital Senior Living Corp.* (Healthcare-Services)	320	7,840
Capitol Federal Financial, Inc. (Savings & Loans)	1,440	17,338
Capstead Mortgage Corp. (REIT)	1,040	11,544
Cardinal Financial Corp. (Banks)	400	8,716
Cardiovascular Systems, Inc.* (Healthcare-Products)	320	8,464
Cardtronics, Inc.* (Commercial Services)	480	17,784
Career Education Corp.* (Commercial Services)	1,200	3,960
CareTrust REIT, Inc. (REIT)	480	6,082
Carmike Cinemas, Inc.* (Entertainment)	320	8,493
Carpenter Technology Corp. (Iron/Steel)	480	18,566
Carrizo Oil & Gas, Inc.* (Oil & Gas)	480	23,635
Carrols Restaurant Group, Inc.* (Retail)	480	4,992
Cascade Bancorp* (Banks)	640	3,315
Casella Waste Systems, Inc.*—Class A (Environmental Control)	720	4,039
Casey’s General Stores, Inc. (Retail)	400	38,296
Cash America International, Inc. (Retail)	320	8,381
Castle Brands, Inc.* (Beverages)	1,920	2,669
Castlight Health, Inc.*—Class B (Software)	560	4,558
Catalent, Inc.* (Pharmaceuticals)	800	23,464
Catalyst Pharmaceuticals, Inc.* (Biotechnology)	1,200	4,956
CatchMark Timber Trust, Inc.—Class A (REIT)	560	6,479
Cathay General Bancorp (Banks)	800	25,960
Cavium, Inc.* (Semiconductors)	560	38,534
CBIZ, Inc.* (Commercial Services)	640	6,170
CEB, Inc. (Commercial Services)	320	27,859
Cedar Realty Trust, Inc. (REIT)	1,040	6,656
Celadon Group, Inc. (Transportation)	320	6,618
Celldex Therapeutics, Inc.* (Biotechnology)	960	24,211
Cempra, Inc.* (Pharmaceuticals)	320	10,995
CenterState Banks, Inc. (Banks)	560	7,566
Central European Media Enterprises, Ltd.*—Class A (Media)	1,600	3,488
Central Garden & Pet Co.*—Class A (Household Products/Wares)	560	6,390
Central Pacific Financial Corp. (Banks)	320	7,600
Century Aluminum Co.* (Mining)	640	6,675
Cepheid, Inc.* (Healthcare-Products)	720	44,029
Cerus Corp.* (Healthcare-Products)	1,280	6,643
Chambers Street Properties (REIT)	2,400	19,080
Chart Industries, Inc.* (Machinery-Diversified)	320	11,440
Chatham Lodging Trust (REIT)	400	10,588
Checkpoint Systems, Inc. (Electronics)	560	5,701
Chegg, Inc.* (Internet)	960	7,526
Chemical Financial Corp. (Banks)	400	13,224
ChemoCentryx, Inc.* (Biotechnology)	480	3,950
Chemtura Corp.* (Chemicals)	720	20,383
Chesapeake Lodging Trust (REIT)	640	19,508
Chico’s FAS, Inc. (Retail)	1,440	23,947
Chimerix, Inc.* (Pharmaceuticals)	400	18,480
Christopher & Banks Corp.* (Retail)	800	3,208
Ciber, Inc.* (Computers)	1,280	4,416
Ciena Corp.* (Telecommunications)	1,200	28,415
Cimpress N.V.* (Commercial Services)	320	26,931
Cincinnati Bell, Inc.* (Telecommunications)	2,400	9,168
Cirrus Logic, Inc.* (Semiconductors)	640	21,779
Citizens, Inc.* (Insurance)	720	5,371
Civeo Corp. (Commercial Services)	1,600	4,912
CLARCOR, Inc. (Miscellaneous Manufacturing)	480	29,875
Clean Energy Fuels Corp.* (Energy-Alternate Sources)	960	5,395
Cleco Corp. (Electric)	560	30,156
Cliffs Natural Resources, Inc. (Iron/Steel)	1,840	7,967
Clifton Bancorp, Inc. (Savings & Loans)	400	5,596
Cloud Peak Energy, Inc.* (Coal)	960	4,474
Clovis Oncology, Inc.* (Pharmaceuticals)	240	21,091
ClubCorp Holdings, Inc. (Leisure Time)	480	11,462
CNO Financial Group, Inc. (Insurance)	1,920	35,232
CoBiz Financial, Inc. (Banks)	480	6,274
Coeur Mining, Inc.* (Mining)	1,600	9,136
Cogent Communications Holdings, Inc. (Internet)	480	16,243
Coherent, Inc.* (Electronics)	240	15,235
Coherus Biosciences, Inc.* (Biotechnology)	320	9,248
Cohu, Inc. (Semiconductors)	400	5,292
Colony Capital, Inc. (REIT)	1,120	25,368
Columbia Banking System, Inc. (Banks)	560	18,222
Columbia Sportswear Co. (Apparel)	320	19,347
Comfort Systems USA, Inc. (Engineering & Construction)	400	9,180
Commercial Metals Co. (Iron/Steel)	1,200	19,296
Commercial Vehicle Group, Inc.* (Auto Parts & Equipment)	560	4,038
Community Bank System, Inc. (Banks)	400	15,108
CommVault Systems, Inc.* (Software)	480	20,357
comScore, Inc.* (Internet)	320	17,042
Comverse, Inc.* (Telecommunications)	320	6,426
CONMED Corp. (Healthcare-Products)	320	18,646
ConnectOne BanCorp, Inc. (Banks)	400	8,612
Conn’s, Inc.* (Retail)	320	12,704
Consolidated Communications Holdings, Inc. (Telecommunications)	560	11,765
Constant Contact, Inc.* (Software)	400	11,504
Continental Building Products, Inc.* (Building Materials)	400	8,476

See accompanying notes to financial statements.

134 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Convergys Corp. (Computers)	960	$24,470
Con-way, Inc. (Transportation)	560	21,486
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	560	18,945
Corcept Therapeutics, Inc.* (Pharmaceuticals)	880	5,289
Core-Mark Holding Co., Inc. (Distribution/Wholesale)	240	14,220
Corenergy Infrastructure Trust (REIT)	720	4,550
CoreSite Realty Corp. (REIT)	240	10,906
Corindus Vascular Robotics, Inc.*—Class I (Internet)	640	2,246
CorMedix, Inc.* (Biotechnology)	720	2,794
Cornerstone OnDemand, Inc.* (Software)	560	19,488
Coupons.com, Inc.* (Internet)	720	7,769
Cousins Properties, Inc. (REIT)	2,160	22,421
Cowen Group, Inc.*—Class A (Diversified Financial Services)	1,360	8,704
Crawford & Co. (Insurance)	480	4,046
Cray, Inc.* (Computers)	400	11,804
Crocs, Inc.* (Apparel)	880	12,945
Cross Country Healthcare, Inc.* (Commercial Services)	480	6,086
Crown Media Holdings, Inc.* (Media)	720	3,254
CryoLife, Inc. (Healthcare-Products)	400	4,512
CSG Systems International, Inc. (Software)	400	12,664
CTI BioPharma Corp.* (Biotechnology)	2,400	4,680
CTS Corp. (Electronics)	400	7,708
CubeSmart (REIT)	1,600	37,056
Cumulus Media, Inc.*—Class A (Media)	2,240	4,547
Curis, Inc.* (Biotechnology)	1,680	5,561
Curtiss-Wright Corp. (Aerospace/Defense)	480	34,771
Customers Bancorp, Inc.* (Banks)	320	8,605
CVB Financial Corp. (Banks)	1,120	19,724
Cvent, Inc.* (Software)	320	8,250
Cyan, Inc.* (Telecommunications)	640	3,354
Cyberonics, Inc.* (Healthcare-Products)	240	14,270
Cynosure, Inc.*—Class A (Healthcare-Products)	240	9,259
CyrusOne, Inc. (REIT)	560	16,492
CYS Investments, Inc. (REIT)	1,680	12,986
Cytokinetics, Inc.* (Biotechnology)	640	4,301
CytRx Corp.* (Biotechnology)	1,040	3,869
Daktronics, Inc. (Home Furnishings)	480	5,693
Dana Holding Corp. (Auto Parts & Equipment)	1,600	32,928
Darling Ingredients, Inc.* (Food)	1,680	24,629
Dave & Buster’s Entertainment, Inc.* (Entertainment)	240	8,662
DCT Industrial Trust, Inc. (REIT)	880	27,667
Dealertrack Technologies, Inc.* (Software)	560	35,162
Dean Foods Co. (Food)	960	15,523
Deckers Outdoor Corp.* (Apparel)	320	23,030
Del Frisco’s Restaurant Group, Inc.* (Retail)	320	5,962
Delek US Holdings, Inc. (Oil & Gas)	560	20,619
Deluxe Corp. (Commercial Services)	480	29,759
Demandware, Inc.* (Software)	320	22,746
Denny’s Corp.* (Retail)	960	11,146
Depomed, Inc.* (Pharmaceuticals)	640	13,734
Destination XL Group, Inc.* (Retail)	720	3,607
DeVry Education Group, Inc. (Commercial Services)	640	19,187
DHI Group, Inc.* (Internet)	640	5,690
DHT Holdings, Inc. (Transportation)	1,120	8,702
Diamond Foods, Inc.* (Food)	320	10,042
Diamond Resorts International, Inc.* (Lodging)	480	15,144
DiamondRock Hospitality Co. (REIT)	2,000	25,620
Diebold, Inc. (Computers)	640	22,400
Digi International, Inc.* (Software)	400	3,820
Digital Turbine, Inc.* (Software)	1,040	3,141
DigitalGlobe, Inc.* (Telecommunications)	720	20,009
Dime Community Bancshares, Inc. (Savings & Loans)	400	6,776
Diodes, Inc.* (Semiconductors)	400	9,644
Diplomat Pharmacy, Inc.* (Pharmaceuticals)	400	17,900
Dorian LPG, Ltd.* (Transportation)	320	5,338
Dorman Products, Inc.* (Auto Parts & Equipment)	320	15,251
Dot Hill Systems Corp.* (Computers)	880	5,386
Douglas Dynamics, Inc. (Auto Parts & Equipment)	320	6,874
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	800	21,104
Drew Industries, Inc. (Building Materials)	240	13,925
DSP Group, Inc.* (Semiconductors)	400	4,132
DuPont Fabros Technology, Inc. (REIT)	640	18,848
Durect Corp.* (Pharmaceuticals)	1,840	4,398
Dyax Corp.* (Pharmaceuticals)	1,440	38,160
Dycom Industries, Inc.* (Engineering & Construction)	320	18,832
Dynavax Technologies Corp.* (Biotechnology)	320	7,496
Dynegy, Inc.* (Electric)	1,200	35,101
Dynex Capital, Inc. (REIT)	720	5,486
Eagle Bancorp, Inc.* (Banks)	320	14,067
Eagle Bulk Shipping, Inc.* (Transportation)	480	3,346
EarthLink Holdings Corp. (Telecommunications)	1,200	8,988
EastGroup Properties, Inc. (REIT)	320	17,994
Ebix, Inc. (Software)	320	10,435
Echo Global Logistics, Inc.* (Transportation)	320	10,451
Eclipse Resources Corp.* (Oil & Gas)	800	4,208
Education Realty Trust, Inc. (REIT)	480	15,053
El Paso Electric Co. (Electric)	400	13,864
Eldorado Resorts, Inc.* (Entertainment)	560	4,379
Electronics for Imaging, Inc.* (Computers)	480	20,885
Elizabeth Arden, Inc.* (Cosmetics/Personal Care)	400	5,704
Ellie Mae, Inc.* (Diversified Financial Services)	320	22,333
EMCOR Group, Inc. (Engineering & Construction)	640	30,573
EMCORE Corp.* (Telecommunications)	560	3,371
Emergent BioSolutions, Inc.* (Biotechnology)	320	10,544
Employers Holdings, Inc. (Insurance)	400	9,112
Encore Capital Group, Inc.* (Diversified Financial Services)	320	13,677
Endocyte, Inc.* (Biotechnology)	720	3,737
Endologix, Inc.* (Healthcare-Products)	720	11,045
Endurance International Group Holdings, Inc.* (Internet)	640	13,222
Energy Fuels, Inc.* (Mining)	640	2,848
Energy XXI, Ltd. (Oil & Gas)	1,520	3,998
EnerNOC, Inc.* (Electric)	400	3,880
EnerSys (Electrical Components & Equipment)	400	28,116
Ennis, Inc. (Commercial Services)	320	5,949
Enova International, Inc.* (Diversified Financial Services)	320	5,978
Enphase Energy, Inc.* (Electrical Components & Equipment)	480	3,653
EnPro Industries, Inc. (Miscellaneous Manufacturing)	240	13,733
Entegris, Inc.* (Semiconductors)	1,440	20,981
Entercom Communications Corp.*—Class A (Media)	400	4,568

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 135

Common Stocks, continued

	Shares	Value
Entravision Communications Corp.—Class A (Media)	800	$6,584
Envestnet, Inc.* (Software)	400	16,172
EPAM Systems, Inc.* (Computers)	480	34,189
Epiq Systems, Inc. (Software)	400	6,752
Epizyme, Inc.* (Biotechnology)	320	7,680
EPR Properties (REIT)	560	30,677
Equity One, Inc. (REIT)	720	16,805
Eros International PLC* (Entertainment)	320	8,038
ESCO Technologies, Inc. (Electronics)	320	11,971
Essendant, Inc. (Distribution/Wholesale)	400	15,700
Essent Group, Ltd.* (Insurance)	560	15,317
Esterline Technologies Corp.* (Aerospace/Defense)	320	30,509
Ethan Allen Interiors, Inc. (Home Furnishings)	320	8,429
Euronet Worldwide, Inc.* (Commercial Services)	480	29,616
EverBank Financial Corp. (Savings & Loans)	960	18,864
Evercore Partners, Inc.—Class A (Diversified Financial Services)	320	17,267
EVERTEC, Inc. (Commercial Services)	720	15,293
EVINE Live, Inc.* (Advertising)	1,120	3,013
Evolution Petroleum Corp. (Oil & Gas)	480	3,163
Exact Sciences Corp.* (Biotechnology)	880	26,171
ExamWorks Group, Inc.* (Commercial Services)	400	15,640
Exar Corp.* (Semiconductors)	560	5,477
Excel Trust, Inc. (REIT)	720	11,354
EXCO Resources, Inc. (Oil & Gas)	2,880	3,398
Exelixis, Inc.* (Biotechnology)	2,320	8,723
ExlService Holdings, Inc.* (Computers)	400	13,832
Exponent, Inc. (Engineering & Construction)	320	14,330
Express, Inc.* (Retail)	880	15,937
Exterran Holdings, Inc. (Oil & Gas Services)	720	23,508
Extreme Networks, Inc.* (Telecommunications)	1,600	4,304
EZCORP, Inc.*—Class A (Retail)	720	5,350
F.N.B. Corp. (Banks)	1,760	25,203
Fabrinet* (Miscellaneous Manufacturing)	400	7,492
Fair Isaac Corp. (Software)	320	29,050
Fairchild Semiconductor International, Inc.* (Semiconductors)	1,200	20,856
FCB Financial Holdings, Inc.*—Class A (Banks)	320	10,176
Federal Signal Corp. (Miscellaneous Manufacturing)	720	10,735
Federal-Mogul Holdings Corp.* (Auto Parts & Equipment)	480	5,448
FEI Co. (Electronics)	400	33,171
FelCor Lodging Trust, Inc. (REIT)	1,520	15,018
Ferro Corp.* (Chemicals)	800	13,424
Fibrocell Science, Inc.* (Biotechnology)	560	2,951
FibroGen, Inc.* (Pharmaceuticals)	560	13,160
Fiesta Restaurant Group, Inc.* (Retail)	320	16,000
Financial Engines, Inc. (Diversified Financial Services)	560	23,789
Finisar Corp.* (Telecommunications)	1,040	18,585
First American Financial Corp. (Insurance)	1,040	38,699
First BanCorp.* (Banks)	1,360	6,555
First Busey Corp. (Banks)	960	6,307
First Cash Financial Services, Inc.* (Retail)	320	14,588
First Commonwealth Financial Corp. (Banks)	1,040	9,974
First Financial Bancorp (Banks)	640	11,482
First Financial Bankshares, Inc. (Banks)	640	22,170
First Industrial Realty Trust, Inc. (REIT)	1,120	20,978
First Merchants Corp. (Banks)	400	9,880
First Midwest Bancorp, Inc. (Banks)	800	15,176
First Potomac Realty Trust (REIT)	720	7,416
FirstMerit Corp. (Banks)	1,600	33,327
Five Below, Inc.* (Retail)	560	22,137
Five Star Quality Care, Inc.* (Healthcare-Services)	800	3,840
Five9, Inc.* (Software)	560	2,929
Fleetmatics Group PLC* (Computers)	400	18,732
Flotek Industries, Inc.* (Oil & Gas Services)	640	8,019
Fluidigm Corp.* (Electronics)	320	7,744
Flushing Financial Corp. (Savings & Loans)	400	8,404
FMSA Holdings, Inc.* (Oil & Gas Services)	800	6,552
FNFV Group* (Diversified Financial Services)	880	13,534
Foamix Pharmaceuticals, Ltd.* (Pharmaceuticals)	400	4,100
Forestar Group, Inc.* (Real Estate)	480	6,317
FormFactor, Inc.* (Semiconductors)	720	6,624
Forum Energy Technologies, Inc.* (Oil & Gas Services)	640	12,979
Forward Air Corp. (Transportation)	320	16,723
Francesca’s Holdings Corp.* (Retail)	560	7,543
Franklin Electric Co., Inc. (Hand/Machine Tools)	480	15,518
Franklin Street Properties Corp. (REIT)	960	10,858
Fred’s, Inc.—Class A (Retail)	480	9,259
Fresh Del Monte Produce, Inc. (Food)	320	12,371
Frontline, Ltd.* (Transportation)	1,680	4,099
FTI Consulting, Inc.* (Commercial Services)	400	16,496
FuelCell Energy, Inc.* (Energy-Alternate Sources)	4,400	4,298
Fulton Financial Corp. (Banks)	1,760	22,986
Furmanite Corp.* (Metal Fabricate/Hardware)	560	4,547
FutureFuel Corp. (Energy-Alternate Sources)	400	5,148
GAIN Capital Holdings, Inc. (Diversified Financial Services)	480	4,589
Galena Biopharma, Inc.* (Biotechnology)	2,560	4,352
GasLog, Ltd. (Transportation)	480	9,576
Gastar Exploration, Inc.* (Oil & Gas)	1,360	4,202
Generac Holdings, Inc.* (Electrical Components & Equipment)	720	28,620
General Cable Corp. (Electrical Components & Equipment)	560	11,049
General Communication, Inc.*—Class A (Telecommunications)	400	6,804
Genesco, Inc.* (Retail)	240	15,847
Genesis Healthcare, Inc.* (Healthcare-Services)	640	4,224
GenMark Diagnostics, Inc.* (Healthcare-Products)	560	5,074
Gentherm, Inc.* (Auto Parts & Equipment)	400	21,964
Geron Corp.* (Biotechnology)	1,920	8,218
Getty Realty Corp. (REIT)	320	5,235
Gibraltar Industries, Inc.* (Building Materials)	400	8,148
Gigamon, Inc.* (Telecommunications)	320	10,557
G-III Apparel Group, Ltd.* (Apparel)	400	28,140
Glacier Bancorp, Inc. (Banks)	800	23,536
Global Cash Access Holdings, Inc.* (Commercial Services)	880	6,811
Global Eagle Entertainment, Inc.* (Internet)	560	7,291
Globalstar, Inc.* (Telecommunications)	5,280	11,141
Globe Specialty Metals, Inc. (Mining)	720	12,744
Globus Medical, Inc.*—Class A (Healthcare-Products)	720	18,482
Glu Mobile, Inc.* (Software)	1,440	8,942
Gogo, Inc.* (Telecommunications)	640	13,715
Golden Ocean Group, Ltd. (Transportation)	1,120	4,312
Government Properties Income Trust (REIT)	720	13,356
GrafTech International, Ltd.* (Electrical Components & Equipment)	1,520	7,539

See accompanying notes to financial statements.

136 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
Gramercy Property Trust, Inc. (REIT)	640	$14,957
Grand Canyon Education, Inc.* (Commercial Services)	480	20,352
Granite Construction, Inc. (Engineering & Construction)	400	14,204
Gray Television, Inc.* (Media)	720	11,290
Great Lakes Dredge & Dock Corp.* (Commercial Services)	880	5,245
Great Western Bancorp, Inc. (Banks)	480	11,573
Greatbatch, Inc.* (Healthcare-Products)	240	12,941
Green Dot Corp.*—Class A (Commercial Services)	480	9,178
Green Plains, Inc. (Energy-Alternate Sources)	400	11,020
Greenhill & Co., Inc. (Diversified Financial Services)	320	13,226
Greenlight Capital Re, Ltd.*—Class A (Insurance)	320	9,334
Greif, Inc.—Class A (Packaging & Containers)	320	11,472
Griffon Corp. (Building Materials)	400	6,368
Group 1 Automotive, Inc. (Retail)	240	21,799
GrubHub, Inc.* (Internet)	720	24,531
GSI Group, Inc.* (Electronics)	480	7,214
GTT Communications, Inc.* (Telecommunications)	320	7,638
GUESS?, Inc. (Retail)	640	12,269
Guidewire Software, Inc.* (Software)	720	38,109
GulfMark Offshore, Inc.—Class A (Oil & Gas Services)	400	4,640
H&E Equipment Services, Inc. (Distribution/Wholesale)	400	7,988
H.B. Fuller Co. (Chemicals)	480	19,498
Haemonetics Corp.* (Healthcare-Products)	560	23,162
Halcon Resources Corp.* (Oil & Gas)	4,880	5,661
Halozyme Therapeutics, Inc.* (Biotechnology)	1,040	23,483
Halyard Health, Inc.* (Healthcare-Products)	480	19,440
Hampton Roads Bankshares, Inc.* (Banks)	1,280	2,662
Hancock Holding Co. (Banks)	800	25,528
Hanger, Inc.* (Healthcare-Products)	400	9,376
Hanmi Financial Corp. (Banks)	400	9,936
Hannon Armstrong Sustainable I (Diversified Financial Services)	400	8,020
Harmonic, Inc.* (Telecommunications)	1,120	7,650
Harsco Corp. (Miscellaneous Manufacturing)	880	14,520
Harte-Hanks, Inc. (Advertising)	720	4,291
Harvard Bioscience, Inc.* (Biotechnology)	640	3,648
Hatteras Financial Corp. (REIT)	1,040	16,952
Hawaiian Holdings, Inc.* (Airlines)	560	13,299
Headwaters, Inc.* (Building Materials)	800	14,576
Healthcare Realty Trust, Inc. (REIT)	1,040	24,190
Healthcare Services Group, Inc. (Commercial Services)	720	23,796
HealthEquity, Inc.* (Commercial Services)	400	12,820
HealthSouth Corp. (Healthcare-Services)	880	40,533
HealthStream, Inc.* (Internet)	320	9,734
Healthways, Inc.* (Healthcare-Services)	480	5,750
Heartland Express, Inc. (Transportation)	560	11,329
Heartland Payment Systems, Inc. (Commercial Services)	400	21,620
Hecla Mining Co. (Mining)	4,080	10,730
HEICO Corp.—Class A (Aerospace/Defense)	400	20,308
Helen of Troy, Ltd.* (Household Products/Wares)	320	31,197
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	1,120	14,146
Heritage Financial Corp. (Banks)	400	7,148
Heritage Insurance Holdings, Inc.* (Insurance)	320	7,357
Heritage Oaks Bancorp (Banks)	480	3,778
Herman Miller, Inc. (Office Furnishings)	640	18,515
Heron Therapeutics, Inc.* (Biotechnology)	320	9,971
Hersha Hospitality Trust (REIT)	580	14,871
HFF, Inc.—Class A (Real Estate)	400	16,692
Hibbett Sports, Inc.* (Retail)	240	11,179
Highwoods Properties, Inc. (REIT)	880	35,156
Hill International, Inc.* (Engineering & Construction)	720	3,787
Hillenbrand, Inc. (Miscellaneous Manufacturing)	640	19,648
Hilltop Holdings, Inc.* (Banks)	800	19,272
HMS Holdings Corp.* (Commercial Services)	960	16,483
HNI Corp. (Office Furnishings)	480	24,552
Home BancShares, Inc. (Banks)	560	20,474
HomeStreet, Inc.* (Diversified Financial Services)	320	7,302
Horace Mann Educators Corp. (Insurance)	400	14,552
Hornbeck Offshore Services, Inc.* (Transportation)	400	8,212
Horsehead Holding Corp.* (Mining)	1,600	18,752
Houghton Mifflin Harcourt Co.* (Media)	1,360	34,272
Hovnanian Enterprises, Inc.*—Class A (Home Builders)	1,840	4,894
HRG Group, Inc.* (Holding Companies-Diversified)	880	11,440
HSN, Inc. (Retail)	320	22,461
Hub Group, Inc.*—Class A (Transportation)	400	16,136
Hudson Pacific Properties, Inc. (REIT)	720	20,427
Huron Consulting Group, Inc.* (Commercial Services)	240	16,822
IBERIABANK Corp. (Banks)	400	27,292
Iconix Brand Group, Inc.* (Apparel)	480	11,986
IDACORP, Inc. (Electric)	480	26,947
Idera Pharmaceuticals, Inc.* (Biotechnology)	1,360	5,046
iGATE Corp.* (Computers)	400	19,076
IGI Laboratories, Inc.* (Pharmaceuticals)	720	4,536
II-VI, Inc.* (Electronics)	560	10,629
Imation Corp.* (Computers)	800	3,248
IMAX Corp.* (Electrical Components & Equipment)	640	25,773
Immersion Corp.* (Computers)	400	5,068
ImmunoGen, Inc.* (Biotechnology)	960	13,805
Immunomedics, Inc.* (Biotechnology)	1,360	5,522
Impax Laboratories, Inc.* (Pharmaceuticals)	720	33,062
Imperva, Inc.* (Software)	240	16,248
inContact, Inc.* (Software)	720	7,106
Independence Realty Trust, Inc. (REIT)	480	3,614
Independent Bank Corp. (Banks)	320	15,005
Independent Bank Corp./MI (Banks)	320	4,339
Infinera Corp.* (Telecommunications)	1,280	26,854
Infinity Pharmaceuticals, Inc.* (Pharmaceuticals)	640	7,008
Infoblox, Inc.* (Software)	560	14,678
InfraREIT, Inc. (REIT)	240	6,806
Inland Real Estate Corp. (REIT)	1,040	9,797
InnerWorkings, Inc.* (Software)	640	4,269
Innospec, Inc. (Chemicals)	240	10,810
Inovio Pharmaceuticals, Inc.* (Biotechnology)	880	7,181
Inphi Corp.* (Semiconductors)	400	9,144
Insight Enterprises, Inc.* (Computers)	400	11,964
Insmed, Inc.* (Biotechnology)	640	15,629
Insulet Corp.* (Healthcare-Products)	560	17,352
Insys Therapeutics, Inc.* (Biotechnology)	240	8,621

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 137

Common Stocks, continued

	Shares	Value
Integra LifeSciences Holdings Corp.* (Healthcare-Products)	240	$16,169
Integrated Device Technology, Inc.* (Semiconductors)	1,440	31,248
Integrated Silicon Solution, Inc. (Semiconductors)	400	8,856
Inteliquent, Inc. (Telecommunications)	400	7,360
Intelsat S.A.* (Telecommunications)	480	4,762
InterDigital, Inc. (Telecommunications)	400	22,756
Interface, Inc. (Office Furnishings)	720	18,036
Internap Corp.* (Internet)	720	6,660
International Bancshares Corp. (Banks)	560	15,047
International Speedway Corp.—Class A (Entertainment)	320	11,734
Intersil Corp.—Class A (Semiconductors)	1,360	17,014
Interval Leisure Group, Inc. (Lodging)	480	10,968
Intralinks Holdings, Inc.* (Internet)	560	6,670
Intrepid Potash, Inc.* (Chemicals)	720	8,597
Invacare Corp. (Healthcare-Products)	400	8,652
InvenSense, Inc.* (Semiconductors)	800	12,080
Invesco Mortgage Capital, Inc. (REIT)	1,280	18,330
Investment Technology Group, Inc. (Diversified Financial Services)	400	9,920
Investors Bancorp, Inc. (Savings & Loans)	3,360	41,328
Investors Real Estate Trust (REIT)	1,440	10,282
InVivo Therapeutics Holdings Corp.* (Healthcare-Products)	320	5,168
ION Geophysical Corp.* (Oil & Gas Services)	2,960	3,167
Iridium Communications, Inc.* (Telecommunications)	960	8,726
iRobot Corp.* (Home Furnishings)	320	10,202
Ironwood Pharmaceuticals, Inc.* (Pharmaceuticals)	1,360	16,402
Isle of Capri Casinos, Inc.* (Entertainment)	320	5,808
iStar Financial, Inc.* (REIT)	960	12,787
Itron, Inc.* (Electronics)	400	13,776
Ixia* (Telecommunications)	720	8,957
IXYS Corp. (Semiconductors)	320	4,896
j2 Global, Inc. (Internet)	480	32,612
Jack in the Box, Inc. (Retail)	400	35,263
Janus Capital Group, Inc. (Diversified Financial Services)	1,440	24,653
Jive Software, Inc.* (Software)	800	4,200
John Bean Technologies Corp. (Miscellaneous Manufacturing)	320	12,029
Jones Energy, Inc.*—Class A (Oil & Gas Services)	480	4,344
Journal Media Group, Inc. (Media)	480	3,979
K12, Inc.* (Commercial Services)	480	6,072
Kaman Corp.—Class A (Aerospace/Defense)	320	13,421
KapStone Paper & Packaging Corp. (Packaging & Containers)	880	20,346
Karyopharm Therapeutics, Inc.* (Biotechnology)	320	8,707
KB Home (Home Builders)	880	14,608
KCG Holdings, Inc.*—Class A (Diversified Financial Services)	560	6,905
Kearny Financial Corp. of Maryland* (Banks)	1,040	11,606
Kelly Services, Inc.—Class A (Commercial Services)	400	6,140
Kemper Corp. (Insurance)	480	18,504
Kennedy-Wilson Holdings, Inc. (Real Estate)	960	23,606
Keryx Biopharmaceuticals, Inc.* (Pharmaceuticals)	1,120	11,178
Key Energy Services, Inc.* (Oil & Gas Services)	2,240	4,032
Kforce, Inc. (Commercial Services)	320	7,318
Kimball Electronics, Inc.* (Electronics)	400	5,836
Kimball International, Inc.—Class B (Office Furnishings)	480	5,837
Kindred Healthcare, Inc. (Healthcare-Services)	880	17,855
Kite Pharma, Inc.* (Biotechnology)	320	19,510
Kite Realty Group Trust (REIT)	880	21,534
KLX, Inc.* (Aerospace/Defense)	560	24,713
Knight Transportation, Inc. (Transportation)	640	17,114
Knoll, Inc. (Office Furnishings)	560	14,017
Knowles Corp.* (Electronics)	880	15,928
Kopin Corp.* (Semiconductors)	1,120	3,864
Korn/Ferry International (Commercial Services)	480	16,690
Kraton Performance Polymers, Inc.* (Chemicals)	400	9,552
Kratos Defense & Security Solutions, Inc.* (Aerospace/Defense)	720	4,536
Krispy Kreme Doughnuts, Inc.* (Retail)	720	13,867
KYTHERA Biopharmaceuticals, Inc.* (Biotechnology)	240	18,074
La Quinta Holdings, Inc.* (Lodging)	960	21,936
Ladder Capital Corp. (Real Estate)	480	8,328
Ladenburg Thalmann Financial Services, Inc.* (Diversified Financial Services)	1,520	5,320
Lakeland Bancorp, Inc. (Banks)	480	5,707
Landec Corp.* (Chemicals)	400	5,772
Lannett Co., Inc.* (Pharmaceuticals)	240	14,266
LaSalle Hotel Properties (REIT)	1,120	39,715
Lattice Semiconductor Corp.* (Semiconductors)	1,360	8,010
La-Z-Boy, Inc. (Home Furnishings)	560	14,750
LDR Holding Corp.* (Healthcare-Products)	240	10,380
LegacyTexas Financial Group, Inc. (Banks)	480	14,496
Lexicon Pharmaceuticals, Inc.* (Biotechnology)	640	5,152
Lexington Realty Trust (REIT)	2,080	17,638
Libbey, Inc. (Housewares)	240	9,919
Liberty TripAdvisor Holdings, Inc.*—Class A (Leisure Time)	720	23,199
LifeLock, Inc.* (Commercial Services)	960	15,744
Limelight Networks, Inc.* (Internet)	1,040	4,098
Lion Biotechnologies, Inc.* (Biotechnology)	640	5,869
Lionbridge Technologies, Inc.* (Internet)	880	5,430
Liquidity Services, Inc.* (Internet)	400	3,852
Lithia Motors, Inc.—Class A (Retail)	240	27,158
Littelfuse, Inc. (Electrical Components & Equipment)	240	22,774
LivePerson, Inc.* (Computers)	720	7,063
LogMeIn, Inc.* (Telecommunications)	240	15,478
Louisiana-Pacific Corp.* (Building Materials)	1,440	24,523
LTC Properties, Inc. (REIT)	400	16,640
Lumber Liquidators Holdings, Inc.* (Retail)	320	6,627
Luminex Corp.* (Healthcare-Products)	480	8,285
Lumos Networks Corp. (Telecommunications)	320	4,733
M.D.C. Holdings, Inc. (Home Builders)	400	11,988
M/I Homes, Inc.* (Home Builders)	320	7,894
Mack-Cali Realty Corp. (REIT)	960	17,693
MA-COM Technology Solutions Holdings, Inc.* (Semiconductors)	240	9,180
MacroGenics, Inc.* (Biotechnology)	320	12,150
Magellan Health, Inc.* (Healthcare-Services)	240	16,817
Magnum Hunter Resources Corp.* (Oil & Gas)	3,040	5,685
Maiden Holdings, Ltd. (Insurance)	560	8,837
Manhattan Associates, Inc.* (Computers)	720	42,948
MannKind Corp.* (Pharmaceuticals)	2,640	15,022
ManTech International Corp.—Class A (Software)	320	9,280
Marchex, Inc.—Class B (Advertising)	720	3,564
Marin Software, Inc.* (Advertising)	560	3,774

See accompanying notes to financial statements.

138 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
MarineMax, Inc.* (Retail)	320	$7,523
MarketAxess Holdings, Inc. (Diversified Financial Services)	400	37,107
Marketo, Inc.* (Internet)	400	11,224
Marriott Vacations Worldwide Corp. (Entertainment)	240	22,020
Marten Transport, Ltd. (Transportation)	320	6,944
Martha Stewart Living Omnimedi, Inc.*—Class A (Media)	640	3,994
Masimo Corp.* (Healthcare-Products)	480	18,595
Masonite International Corp.* (Building Materials)	320	22,435
MasTec, Inc.* (Engineering & Construction)	720	14,306
Matador Resources Co.* (Oil & Gas)	720	18,000
Matrix Service Co.* (Oil & Gas Services)	320	5,850
Matson, Inc. (Transportation)	480	20,179
Matthews International Corp.—Class A (Commercial Services)	320	17,005
Mattson Technology, Inc.* (Semiconductors)	1,280	4,288
MAXIMUS, Inc. (Computers)	640	42,067
MaxLinear, Inc.*—Class A (Semiconductors)	640	7,744
MB Financial, Inc. (Banks)	720	24,797
MBIA, Inc.* (Insurance)	1,680	10,097
McDermott International, Inc.* (Oil & Gas Services)	2,560	13,670
McGrath RentCorp (Commercial Services)	320	9,738
MDC Partners, Inc.—Class A (Advertising)	480	9,457
Meadowbrook Insurance Group, Inc. (Insurance)	720	6,192
MedAssets, Inc.* (Software)	640	14,118
Media General, Inc.* (Media)	960	15,859
Medical Properties Trust, Inc. (REIT)	2,080	27,269
Medidata Solutions, Inc.* (Software)	560	30,420
Mentor Graphics Corp. (Computers)	960	25,373
Mercury Systems, Inc.* (Computers)	480	7,027
Meredith Corp. (Media)	400	20,860
Merge Healthcare, Inc.* (Software)	1,040	4,992
Meridian Bancorp, Inc.* (Banks)	640	8,582
Meridian Bioscience, Inc. (Healthcare-Products)	480	8,947
Merit Medical Systems, Inc.* (Healthcare-Products)	480	10,339
Meritage Homes Corp.* (Home Builders)	400	18,836
Meritor, Inc.* (Auto Parts & Equipment)	1,040	13,645
Merrimack Pharmaceuticals, Inc.* (Biotechnology)	1,200	14,838
Methode Electronics, Inc. (Electronics)	400	10,980
MGE Energy, Inc. (Electric)	400	15,492
MGIC Investment Corp.* (Insurance)	3,280	37,327
Micrel, Inc. (Semiconductors)	560	7,784
Microsemi Corp.* (Semiconductors)	960	33,552
Millennial Media, Inc.* (Advertising)	2,160	3,499
MiMedx Group, Inc.* (Healthcare-Products)	1,200	13,908
Minerals Technologies, Inc. (Chemicals)	320	21,802
MKS Instruments, Inc. (Semiconductors)	560	21,246
Mobile Mini, Inc. (Storage/Warehousing)	480	20,179
MobileIron, Inc.* (Software)	640	3,782
Modine Manufacturing Co.* (Auto Parts & Equipment)	640	6,867
ModusLink Global Solutions, Inc.* (Internet)	880	2,992
Molina Healthcare, Inc.* (Healthcare-Services)	320	22,496
Momenta Pharmaceuticals, Inc.* (Biotechnology)	640	14,598
MoneyGram International, Inc.* (Commercial Services)	480	4,411
Monmouth Real Estate Investment Corp.—Class A (REIT)	720	6,998
Monogram Residential Trust, Inc. (REIT)	1,760	15,875
Monolithic Power Systems, Inc. (Semiconductors)	400	20,284
Monotype Imaging Holdings, Inc. (Software)	480	11,573
Monro Muffler Brake, Inc. (Commercial Services)	320	19,891
Monster Worldwide, Inc.* (Commercial Services)	1,120	7,325
Montpelier Re Holdings, Ltd. (Insurance)	400	15,800
Moog, Inc.*—Class A (Aerospace/Defense)	400	28,272
Morgans Hotel Group Co.* (Lodging)	560	3,774
MRC Global, Inc.* (Oil & Gas Services)	1,040	16,058
MSA Safety, Inc. (Environmental Control)	320	15,523
Mueller Industries, Inc. (Metal Fabricate/Hardware)	560	19,444
Mueller Water Products, Inc.—Class A (Metal Fabricate/Hardware)	1,680	15,288
Myers Industries, Inc. (Miscellaneous Manufacturing)	320	6,080
Myriad Genetics, Inc.* (Biotechnology)	720	24,473
Nanometrics, Inc.* (Semiconductors)	320	5,158
National Bank Holdings Corp. (Holding Companies-Diversified)	400	8,332
National CineMedia, Inc. (Entertainment)	720	11,491
National General Holdings Corp. (Insurance)	400	8,332
National Health Investors, Inc. (REIT)	400	24,920
National Penn Bancshares, Inc. (Banks)	1,440	16,243
National Storage Affiliates (REIT)	400	4,960
Nationstar Mortgage Holdings, Inc.* (Diversified Financial Services)	480	8,064
Natus Medical, Inc.* (Healthcare-Products)	320	13,619
Nautilus, Inc.* (Leisure Time)	400	8,604
Navidea Biopharmaceuticals, Inc.* (Healthcare-Products)	2,640	4,250
Navigant Consulting, Inc.* (Commercial Services)	560	8,327
Navios Maritime Acquisition Corp. (Transportation)	1,280	4,595
Navios Maritime Holdings, Inc. (Transportation)	1,280	4,762
Navistar International Corp.* (Auto Manufacturers)	560	12,673
NBT Bancorp, Inc. (Banks)	480	12,562
NCI Building Systems, Inc.* (Building Materials)	400	6,028
Nektar Therapeutics* (Pharmaceuticals)	1,360	17,014
Nelnet, Inc.—Class A (Diversified Financial Services)	240	10,394
Neogen Corp.* (Pharmaceuticals)	400	18,976
NeoGenomics, Inc.* (Biotechnology)	880	4,761
NeoPhotonics Corp.* (Telecommunications)	480	4,382
NETGEAR, Inc.* (Telecommunications)	400	12,008
NetScout Systems, Inc.* (Computers)	400	14,668
Neurocrine Biosciences, Inc.* (Pharmaceuticals)	800	38,208
NeuStar, Inc.*—Class A (Telecommunications)	560	16,358
New Jersey Resources Corp. (Gas)	880	24,244
New Media Investment Group, Inc. (Internet)	480	8,606
New Residential Investment Corp. (REIT)	1,920	29,261
New Senior Investment Group, Inc. (REIT)	720	9,626
New York Mortgage Trust, Inc. (REIT)	1,280	9,574
New York REIT, Inc. (REIT)	1,680	16,716
NewBridge Bancorp (Banks)	560	5,001
Newpark Resources, Inc.* (Oil & Gas Services)	1,040	8,455
Newport Corp.* (Electronics)	480	9,101

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 139

Common Stocks, continued

	Shares	Value
NewStar Financial, Inc.* (Diversified Financial Services)	400	$4,400
Nexstar Broadcasting Group, Inc.—Class A (Media)	320	17,920
NIC, Inc. (Internet)	720	13,162
Nimble Storage, Inc.* (Computers)	560	15,714
NMI Holdings, Inc.*—Class A (Insurance)	720	5,774
Nobilis Health Corp.* (Healthcare-Services)	560	3,808
Nordic American Tankers, Ltd. (Transportation)	960	13,661
North Atlantic Drilling, Ltd. (Oil & Gas)	2,320	2,761
Northern Oil & Gas, Inc.* (Oil & Gas)	880	5,958
Northfield Bancorp, Inc. (Savings & Loans)	560	8,428
Northwest Bancshares, Inc. (Savings & Loans)	1,040	13,333
Northwest Biotherapeutics, Inc.* (Pharmaceuticals)	640	6,355
Northwest Natural Gas Co. (Gas)	320	13,498
NorthWestern Corp. (Electric)	480	23,400
Novatel Wireless, Inc.* (Telecommunications)	880	2,860
Novavax, Inc.* (Biotechnology)	2,640	29,410
NRG Yield, Inc.—Class A (Electric)	400	8,796
NRG Yield, Inc.—Class C (Electric)	400	8,756
Nutrisystem, Inc. (Commercial Services)	320	7,962
NuVasive, Inc.* (Healthcare-Products)	480	22,742
NxStage Medical, Inc.* (Healthcare-Products)	720	10,285
Oasis Petroleum, Inc.* (Oil & Gas)	1,440	22,823
Ocata Therapeutics, Inc.* (Biotechnology)	720	3,794
Oclaro, Inc.* (Telecommunications)	1,680	3,797
Ocwen Financial Corp.* (Diversified Financial Services)	1,200	12,240
OFG Bancorp (Banks)	560	5,975
Oil States International, Inc.* (Oil & Gas Services)	560	20,849
Old National Bancorp (Banks)	1,200	17,352
Old Second Bancorp, Inc.* (Banks)	560	3,696
Olin Corp. (Chemicals)	800	21,560
OM Asset Management PLC (Capital Markets)	320	5,693
OM Group, Inc. (Chemicals)	320	10,752
Omeros Corp.* (Biotechnology)	400	7,196
Omnicell, Inc.* (Software)	400	15,084
OmniVision Technologies, Inc.* (Semiconductors)	640	16,765
OMNOVA Solutions, Inc.* (Chemicals)	640	4,794
On Assignment, Inc.* (Commercial Services)	560	21,997
Oncothyreon, Inc.* (Biotechnology)	1,440	5,386
ONE Gas, Inc. (Gas)	560	23,834
OneBeacon Insurance Group, Ltd.—Class A (Insurance)	320	4,643
Ophthotech Corp.* (Biotechnology)	240	12,494
OPOWER, Inc.* (Software)	400	4,604
OraSure Technologies, Inc.* (Healthcare-Products)	880	4,743
ORBCOMM, Inc.* (Telecommunications)	800	5,400
Orbitz Worldwide, Inc.* (Internet)	1,200	13,704
Orexigen Therapeutics, Inc.* (Pharmaceuticals)	1,360	6,732
Organovo Holdings, Inc.* (Biotechnology)	1,200	4,524
Orion Marine Group, Inc.* (Engineering & Construction)	560	4,043
Oritani Financial Corp. (Savings & Loans)	560	8,988
Ormat Technologies, Inc. (Electric)	400	15,072
Otter Tail Corp. (Electric)	400	10,640
OvaScience, Inc.* (Biotechnology)	240	6,943
Owens & Minor, Inc. (Pharmaceuticals)	640	21,760
P.H. Glatfelter Co. (Forest Products & Paper)	480	10,555
Pacific Biosciences of California, Inc.* (Biotechnology)	960	5,530
Pacific Ethanol, Inc.* (Energy-Alternate Sources)	400	4,128
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	400	28,288
Papa John’s International, Inc. (Retail)	320	24,195
PAREXEL International Corp.* (Commercial Services)	560	36,014
Park Sterling Corp. (Banks)	720	5,184
Parker Drilling Co.* (Oil & Gas)	1,680	5,578
Parkway Properties, Inc. (REIT)	880	15,347
Parsley Energy, Inc.*—Class A (Oil & Gas)	880	15,330
Party City Holdco, Inc.* (Retail)	320	6,486
Pattern Energy Group, Inc. (Energy-Alternate Sources)	560	15,893
Paycom Software, Inc.* (Software)	320	10,928
PDC Energy, Inc.* (Oil & Gas)	400	21,456
PDF Solutions, Inc.* (Software)	400	6,400
PDL BioPharma, Inc. (Biotechnology)	1,840	11,831
Peabody Energy Corp. (Coal)	3,360	7,358
Pebblebrook Hotel Trust (REIT)	720	30,874
Pegasystems, Inc. (Software)	400	9,156
Pendrell Corp.* (Commercial Services)	2,880	3,946
Penn National Gaming, Inc.* (Entertainment)	880	16,148
Penn Virginia Corp.* (Oil & Gas)	1,120	4,906
Pennsylvania Real Estate Investment Trust (REIT)	720	15,365
PennyMac Mortgage Investment Trust (REIT)	800	13,944
Peregrine Pharmaceuticals, Inc.* (Biotechnology)	3,200	4,192
Perficient, Inc.* (Internet)	400	7,696
Performance Sports Group, Ltd.* (Leisure Time)	560	10,080
Pericom Semiconductor Corp. (Semiconductors)	320	4,208
Pernix Therapeutics Holdings I* (Pharmaceuticals)	800	4,736
PGT, Inc.* (Building Materials)	560	8,126
PharMerica Corp.* (Pharmaceuticals)	320	10,656
PHH Corp.* (Diversified Financial Services)	560	14,577
Photronics, Inc.* (Semiconductors)	800	7,608
Physicians Realty Trust (REIT)	800	12,288
PICO Holdings, Inc.* (Water)	320	4,710
Piedmont Natural Gas Co., Inc. (Gas)	800	28,247
Pier 1 Imports, Inc. (Retail)	960	12,125
Pinnacle Entertainment, Inc.* (Entertainment)	640	23,859
Pinnacle Financial Partners, Inc. (Banks)	400	21,748
Pioneer Energy Services Corp.* (Oil & Gas Services)	880	5,579
Plantronics, Inc. (Telecommunications)	400	22,524
Plexus Corp.* (Electronics)	320	14,042
Plug Power, Inc.* (Energy-Alternate Sources)	2,320	5,684
PMC-Sierra, Inc.* (Semiconductors)	1,840	15,750
PNM Resources, Inc. (Electric)	800	19,680
Polycom, Inc.* (Telecommunications)	1,440	16,474
PolyOne Corp. (Chemicals)	880	34,470
Polypore International, Inc.* (Miscellaneous Manufacturing)	480	28,742
Pool Corp. (Distribution/Wholesale)	400	28,072
Popeyes Louisiana Kitchen, Inc.* (Retail)	240	14,398
Portland General Electric Co. (Electric)	800	26,528
Portola Pharmaceuticals, Inc.* (Pharmaceuticals)	480	21,864
Post Holdings, Inc.* (Food)	560	30,202
Potbelly Corp.* (Retail)	320	3,920
Potlatch Corp. (REIT)	400	14,128
Power Integrations, Inc. (Semiconductors)	320	14,458
PowerSecure International, Inc.* (Electrical Components & Equipment)	320	4,723

See accompanying notes to financial statements.

140 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
POZEN, Inc.* (Pharmaceuticals)	480	$4,949
PRA Group, Inc.* (Diversified Financial Services)	480	29,909
Preferred Apartment Communities, Inc.—Class A (REIT)	400	3,980
Premiere Global Services, Inc.* (Telecommunications)	640	6,586
Prestige Brands Holdings, Inc.* (Pharmaceuticals)	560	25,894
Primerica, Inc. (Insurance)	480	21,931
Primoris Services Corp. (Pipelines)	480	9,504
PrivateBancorp, Inc. (Banks)	800	31,856
Progenics Pharmaceuticals, Inc.* (Pharmaceuticals)	960	7,162
Progress Software Corp.* (Software)	560	15,400
Proofpoint, Inc.* (Software)	400	25,468
PROS Holdings, Inc.* (Software)	320	6,755
Prosperity Bancshares, Inc. (Banks)	640	36,953
Prothena Corp. PLC* (Biotechnology)	320	16,854
Proto Labs, Inc.* (Miscellaneous Manufacturing)	240	16,195
Provident Financial Services, Inc. (Savings & Loans)	720	13,673
PTC Therapeutics, Inc.* (Biotechnology)	320	15,402
Qlik Technologies, Inc.* (Software)	880	30,765
QLogic Corp.* (Semiconductors)	960	13,622
QTS Realty Trust, Inc.—Class A (REIT)	240	8,748
Quad/Graphics, Inc. (Commercial Services)	400	7,404
Quality Distribution, Inc.* (Transportation)	400	6,184
Quality Systems, Inc. (Software)	560	9,279
Qualys, Inc.* (Computers)	240	9,684
Quanex Building Products Corp. (Building Materials)	400	8,572
Quantum Corp.* (Computers)	3,120	5,242
Quidel Corp.* (Healthcare-Products)	320	7,344
QuinStreet, Inc.* (Internet)	640	4,128
Radian Group, Inc. (Insurance)	1,840	34,518
Radiant Logistics, Inc.* (Airlines)	480	3,509
Radius Health, Inc.* (Pharmaceuticals)	320	21,664
RadNet, Inc.* (Healthcare-Services)	640	4,282
RAIT Financial Trust (REIT)	1,040	6,354
Rally Software Development Corp.* (Software)	320	6,224
Rambus, Inc.* (Semiconductors)	1,200	17,388
Ramco-Gershenson Properties Trust (REIT)	880	14,362
Raptor Pharmaceutical Corp.* (Pharmaceuticals)	880	13,895
Raven Industries, Inc. (Miscellaneous Manufacturing)	400	8,132
Rayonier Advanced Materials, Inc. (Chemicals)	480	7,805
RBC Bearings, Inc.* (Metal Fabricate/Hardware)	240	17,222
RCS Capital Corp.*—Class A (Capital Markets)	720	5,515
Real Industry, Inc.* (Investment Companies)	400	4,540
RealD, Inc.* (Computers)	560	6,905
RealNetworks, Inc.* (Internet)	560	3,030
RealPage, Inc.* (Software)	560	10,679
Redwood Trust, Inc. (REIT)	880	13,816
Regis Corp.* (Retail)	480	7,565
Regulus Therapeutics, Inc.* (Biotechnology)	480	5,261
Relypsa, Inc.* (Pharmaceuticals)	320	10,589
Remy International, Inc. (Auto Parts & Equipment)	320	7,075
Renasant Corp. (Banks)	320	10,432
Renewable Energy Group, Inc.* (Energy-Alternate Sources)	560	6,474
Rent-A-Center, Inc. (Commercial Services)	560	15,876
Rentech, Inc.* (Chemicals)	3,760	4,023
Repligen Corp.* (Biotechnology)	320	13,206
Republic Airways Holdings, Inc.* (Airlines)	640	5,875
Resource Capital Corp. (REIT)	1,680	6,502
Resources Connection, Inc. (Commercial Services)	480	7,723
Restoration Hardware Holdings, Inc.* (Retail)	320	31,242
Retail Opportunity Investments Corp. (REIT)	960	14,995
RetailMeNot, Inc.* (Internet)	480	8,558
Retrophin, Inc.* (Biotechnology)	400	13,260
Rex Energy Corp.* (Oil & Gas)	800	4,472
Rexford Industrial Realty, Inc. (REIT)	640	9,331
Rexnord Corp.* (Metal Fabricate/Hardware)	1,040	24,867
Rigel Pharmaceuticals, Inc.* (Biotechnology)	1,360	4,366
RingCentral, Inc.*—Class A (Internet)	560	10,354
RLI Corp. (Insurance)	400	20,556
RLJ Lodging Trust (REIT)	1,280	38,118
Roadrunner Transportation Systems, Inc.* (Transportation)	320	8,256
Rocket Fuel, Inc.* (Advertising)	480	3,936
Rockwell Medical, Inc.* (Healthcare-Products)	560	9,027
Rofin-Sinar Technologies, Inc.* (Electronics)	320	8,832
Rosetta Resources, Inc.* (Oil & Gas)	800	18,512
Rouse Properties, Inc. (REIT)	480	7,848
Rovi Corp.* (Semiconductors)	960	15,312
RPX Corp.* (Commercial Services)	640	10,816
RSP Permian, Inc.* (Oil & Gas)	560	15,742
RTI International Metals, Inc.* (Metal Fabricate/Hardware)	320	10,086
RTI Surgical, Inc.* (Biotechnology)	800	5,168
Ruby Tuesday, Inc.* (Retail)	880	5,518
Ruckus Wireless, Inc.* (Telecommunications)	880	9,099
Rudolph Technologies, Inc.* (Semiconductors)	480	5,765
Rush Enterprises, Inc.*—Class A (Retail)	400	10,484
Ruth’s Hospitality Group, Inc. (Retail)	480	7,738
Ryman Hospitality Properties, Inc. (REIT)	400	21,244
S&T Bancorp, Inc. (Banks)	400	11,836
Sabra Health Care REIT, Inc. (REIT)	640	16,474
Safe Bulkers, Inc. (Transportation)	880	2,834
Sagent Pharmaceuticals, Inc.* (Pharmaceuticals)	320	7,779
Saia, Inc.* (Transportation)	320	12,573
Sanchez Energy Corp.* (Oil & Gas)	640	6,272
Sanderson Farms, Inc. (Food)	240	18,038
SandRidge Energy, Inc.* (Oil & Gas)	5,920	5,192
Sandy Spring Bancorp, Inc. (Banks)	320	8,954
Sangamo BioSciences, Inc.* (Biotechnology)	800	8,872
Sanmina Corp.* (Electronics)	880	17,740
Sapiens International Corp. N.V. (Software)	400	4,152
Sarepta Therapeutics, Inc.* (Pharmaceuticals)	480	14,606
ScanSource, Inc.* (Distribution/Wholesale)	320	12,179
Schnitzer Steel Industries, Inc.—Class A (Iron/Steel)	320	5,590
Scholastic Corp. (Media)	320	14,122
Schweitzer-Mauduit International, Inc. (Forest Products & Paper)	320	12,762
SciClone Pharmaceuticals, Inc.* (Pharmaceuticals)	640	6,285
Science Applications International Corp. (Computers)	480	25,368
Scientific Games Corp.*—Class A (Entertainment)	560	8,702
SciQuest, Inc.* (Software)	400	5,924
Scorpio Bulkers, Inc.* (Transportation)	2,800	4,564
Scorpio Tankers, Inc. (Transportation)	1,840	18,566
SeaChange International, Inc.* (Software)	560	3,926
Seacoast Banking Corp. of Florida* (Banks)	320	5,056
SeaWorld Entertainment, Inc. (Entertainment)	720	13,277
Select Comfort Corp.* (Home Furnishings)	560	16,839

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 141

Common Stocks, continued

	Shares	Value
Select Income REIT (REIT)	640	$13,210
Select Medical Holdings Corp. (Healthcare-Services)	1,120	18,144
Selective Insurance Group, Inc. (Insurance)	560	15,708
SemGroup Corp.—Class A (Pipelines)	400	31,792
Semtech Corp.* (Semiconductors)	720	14,292
Senomyx, Inc.* (Food)	800	4,288
Sensient Technologies Corp. (Chemicals)	480	32,803
Sequenom, Inc.* (Biotechnology)	1,680	5,107
Sequential Brands Group, Inc.* (Apparel)	320	4,893
ServiceSource International, Inc.* (Commercial Services)	880	4,814
ServisFirst Bancshares, Inc. (Banks)	240	9,017
Seventy Seven Energy, Inc.* (Oil & Gas)	880	3,775
SFX Entertainment, Inc.* (Commercial Services)	880	3,951
Shenandoah Telecommunications Co. (Telecommunications)	320	10,954
Ship Finance International, Ltd. (Transportation)	640	10,445
ShoreTel, Inc.* (Telecommunications)	880	5,966
Shutterfly, Inc.* (Internet)	400	19,124
Sigma Designs, Inc.* (Semiconductors)	480	5,726
Silicon Graphics International Corp.* (Computers)	640	4,141
Silicon Laboratories, Inc.* (Semiconductors)	400	21,604
Silver Bay Realty Trust Corp. (REIT)	480	7,819
Silver Spring Networks, Inc.* (Computers)	480	5,957
Simmons First National Corp.—Class A (Banks)	320	14,938
Simpson Manufacturing Co., Inc. (Building Materials)	480	16,320
Sinclair Broadcast Group, Inc.—Class A (Media)	640	17,862
Skullcandy, Inc.* (Electronics)	480	3,682
SkyWest, Inc. (Airlines)	560	8,423
Smart & Final Stores, Inc.* (Food)	320	5,718
Smith & Wesson Holding Corp.* (Miscellaneous Manufacturing)	640	10,618
Snyder’s-Lance, Inc. (Food)	480	15,490
Solazyme, Inc.* (Energy-Alternate Sources)	1,280	4,019
Sonic Automotive, Inc.—Class A (Retail)	400	9,532
Sonic Corp. (Retail)	560	16,128
Sonus Networks, Inc.* (Telecommunications)	720	4,982
Sorrento Therapeutics, Inc.* (Biotechnology)	400	7,048
Sotheby’s—Class A (Commercial Services)	640	28,953
South Jersey Industries, Inc. (Gas)	720	17,806
South State Corp. (Banks)	240	18,238
Southside Bancshares, Inc. (Banks)	320	9,354
Southwest Gas Corp. (Gas)	480	25,541
Sovran Self Storage, Inc. (REIT)	320	27,811
SpartanNash Co. (Food)	400	13,016
Spectrum Pharmaceuticals, Inc.* (Biotechnology)	880	6,019
STAAR Surgical Co.* (Healthcare-Products)	560	5,410
STAG Industrial, Inc. (REIT)	720	14,400
Stage Stores, Inc. (Retail)	400	7,012
Standard Pacific Corp.* (Home Builders)	1,600	14,256
Starwood Waypoint Residential Trust (REIT)	400	9,504
State Bank Financial Corp. (Banks)	400	8,680
State National Cos., Inc. (Insurance)	480	5,198
Steelcase, Inc.—Class A (Office Furnishings)	880	16,641
Stein Mart, Inc. (Retail)	480	5,026
STERIS Corp. (Healthcare-Products)	560	36,086
Sterling Bancorp (Savings & Loans)	960	14,112
Steven Madden, Ltd.* (Apparel)	560	23,957
Stewart Information Services Corp. (Insurance)	240	9,552
Stifel Financial Corp.* (Diversified Financial Services)	640	36,954
Stillwater Mining Co.* (Mining)	1,280	14,835
Stone Energy Corp.* (Oil & Gas)	640	8,058
Stoneridge, Inc.* (Electronics)	400	4,684
STORE Capital Corp. (REIT)	400	8,040
Stratasys, Ltd.* (Computers)	560	19,561
Strategic Hotels & Resorts, Inc.* (REIT)	2,720	32,966
Sucampo Pharmaceuticals, Inc.*—Class A (Pharmaceuticals)	320	5,258
Summit Hotel Properties, Inc. (REIT)	960	12,490
Summit Materials, Inc.*—Class A (Building Materials)	320	8,160
Sun Communities, Inc. (REIT)	480	29,678
Sun Hydraulics Corp. (Metal Fabricate/Hardware)	240	9,146
SunCoke Energy, Inc. (Coal)	720	9,360
Sunstone Hotel Investors, Inc. (REIT)	2,080	31,221
Super Micro Computer, Inc.* (Computers)	400	11,832
Superior Industries International, Inc. (Auto Parts & Equipment)	320	5,859
Supernus Pharmaceuticals, Inc.* (Pharmaceuticals)	400	6,792
SUPERVALU, Inc.* (Food)	2,640	21,358
Susquehanna Bancshares, Inc. (Banks)	1,840	25,981
Swift Transportation Co.* (Transportation)	880	19,950
Sykes Enterprises, Inc.* (Computers)	400	9,700
Symetra Financial Corp. (Insurance)	800	19,336
Synaptics, Inc.* (Computers)	400	34,694
Synchronoss Technologies, Inc.* (Software)	400	18,292
Synergy Pharmaceuticals, Inc.* (Pharmaceuticals)	1,120	9,296
Synergy Resources Corp.* (Oil & Gas)	1,120	12,802
SYNNEX Corp. (Software)	320	23,421
Synta Pharmaceuticals Corp.* (Pharmaceuticals)	1,600	3,568
Syntel, Inc.* (Computers)	320	15,194
Take-Two Interactive Software, Inc.* (Software)	880	24,262
TAL International Group, Inc. (Trucking & Leasing)	400	12,640
Talen Energy Corp.* (Electric)	880	15,100
Talmer Bancorp, Inc.—Class A (Banks)	640	10,720
Tangoe, Inc.* (Software)	480	6,038
TASER International, Inc.* (Electronics)	560	18,654
Taylor Morrison Home Corp.*—Class A (Home Builders)	400	8,144
Team Health Holdings, Inc.* (Commercial Services)	720	47,037
Tech Data Corp.* (Electronics)	400	23,024
Teekay Tankers, Ltd.—Class A (Transportation)	1,040	6,874
TeleCommunication Systems, Inc.*—Class A (Internet)	1,040	3,442
Teledyne Technologies, Inc.* (Aerospace/Defense)	320	33,763
Telenav, Inc.* (Telecommunications)	480	3,864
Tenneco, Inc.* (Auto Parts & Equipment)	560	32,166
Terreno Realty Corp. (REIT)	480	9,456
Tesaro, Inc.* (Biotechnology)	240	14,110
Tesco Corp. (Oil & Gas Services)	560	6,104
Tessera Technologies, Inc. (Semiconductors)	560	21,269
Tetra Tech, Inc. (Environmental Control)	640	16,410
TETRA Technologies, Inc.* (Oil & Gas Services)	1,040	6,635
Tetraphase Pharmaceuticals, Inc.* (Pharmaceuticals)	400	18,976
Texas Capital Bancshares, Inc.* (Banks)	480	29,875
Texas Roadhouse, Inc.—Class A (Retail)	720	26,950
Textainer Group Holdings, Ltd. (Trucking & Leasing)	240	6,242

See accompanying notes to financial statements.

142 :: ProFund VP UltraSmall-Cap :: Financial Statements

Common Stocks, continued

	Shares	Value
TG Therapeutics, Inc.* (Pharmaceuticals)	400	$6,636
The Advisory Board Co.* (Commercial Services)	400	21,868
The Andersons, Inc. (Agriculture)	320	12,480
The Bancorp, Inc.* (Banks)	480	4,454
The Brink’s Co. (Commercial Services)	480	14,126
The Buckle, Inc. (Retail)	320	14,646
The Cato Corp.—Class A (Retail)	320	12,403
The Cheesecake Factory, Inc. (Retail)	480	26,177
The E.W. Scripps Co.—Class A (Media)	640	14,624
The Empire District Electric Co. (Electric)	480	10,464
The Ensign Group, Inc. (Healthcare-Services)	240	12,254
The Finish Line, Inc.—Class A (Retail)	480	13,354
The Fresh Market, Inc.* (Food)	480	15,427
The GEO Group, Inc. (REIT)	720	24,595
The Greenbrier Cos., Inc. (Trucking & Leasing)	320	14,992
The Hackett Group, Inc. (Commercial Services)	400	5,372
The KEYW Holding Corp.* (Computers)	480	4,474
The Laclede Group, Inc. (Gas)	400	20,824
The Medicines Co.* (Biotechnology)	640	18,310
The Men’s Wearhouse, Inc. (Retail)	480	30,754
The New York Times Co.—Class A (Media)	1,440	19,656
The Pep Boys - Manny, Moe & Jack* (Retail)	640	7,853
The Rubicon Project, Inc.* (Advertising)	320	4,787
The Ryland Group, Inc. (Home Builders)	480	22,258
The Spectranetics Corp.* (Healthcare-Products)	480	11,045
The St Joe Co.* (Real Estate)	720	11,182
TherapeuticsMD, Inc.* (Pharmaceuticals)	1,440	11,318
Theravance Biopharma, Inc.* (Biotechnology)	400	5,208
Theravance, Inc. (Biotechnology)	880	15,902
Thermon Group Holdings, Inc.* (Oil & Gas Services)	400	9,628
Third Point Reinsurance, Ltd.* (Insurance)	880	12,980
Thoratec Corp.* (Healthcare-Products)	560	24,959
Threshold Pharmaceuticals, Inc.* (Pharmaceuticals)	1,040	4,202
Tidewater, Inc. (Transportation)	480	10,910
Tile Shop Holdings, Inc.* (Retail)	400	5,676
Time, Inc. (Media)	1,120	25,771
TimkenSteel Corp. (Metal Fabricate/Hardware)	400	10,796
Tiptree Financial, Inc.—Class A (Diversified Financial Services)	560	4,060
Titan International, Inc. (Auto Parts & Equipment)	560	6,014
TiVo, Inc.* (Home Furnishings)	1,040	10,545
Tornier N.V.* (Healthcare-Products)	400	9,996
TowneBank (Banks)	560	9,122
TransAtlantic Petroleum, Ltd.* (Oil & Gas)	640	3,270
TransEnterix, Inc.* (Healthcare-Products)	960	2,880
Travelport Worldwide, Ltd. (Commercial Services)	1,120	15,434
Tredegar Corp. (Miscellaneous Manufacturing)	320	7,075
TreeHouse Foods, Inc.* (Food)	400	32,411
Trevena, Inc.* (Biotechnology)	560	3,506
Trex Co., Inc.* (Building Materials)	320	15,818
TRI Pointe Homes, Inc.* (Home Builders)	1,600	24,480
Triangle Petroleum Corp.* (Oil & Gas)	800	4,016
Tribune Publishing Co. (Media)	400	6,216
TriCo Bancshares (Banks)	320	7,696
TriMas Corp.* (Miscellaneous Manufacturing)	480	14,208
TriNet Group, Inc.* (Commercial Services)	480	12,168
Triple-S Management Corp.* (Healthcare-Services)	320	8,211
Tronox, Ltd. (Chemicals)	720	10,534
Trovagene, Inc.* (Biotechnology)	400	4,060
TrueBlue, Inc.* (Commercial Services)	480	14,352
TrueCar, Inc.* (Internet)	640	7,674
TrustCo Bank Corp. (Banks)	1,120	7,874
Trustmark Corp. (Banks)	720	17,986
TTM Technologies, Inc.* (Electronics)	720	7,193
Tuesday Morning Corp.* (Retail)	560	6,308
Tumi Holdings, Inc.* (Household Products/Wares)	640	13,133
Tutor Perini Corp.* (Engineering & Construction)	400	8,632
Tyler Technologies, Inc.* (Software)	320	41,401
U.S. Silica Holdings, Inc. (Mining)	560	16,442
Ubiquiti Networks, Inc. (Telecommunications)	320	10,213
UIL Holdings Corp. (Electric)	560	25,659
Ultra Clean Holdings, Inc.* (Semiconductors)	560	3,489
Ultra Petroleum Corp.* (Oil & Gas)	1,520	19,030
Ultragenyx Pharmaceutical, Inc.* (Biotechnology)	320	32,765
Ultratech, Inc.* (Semiconductors)	320	5,939
UMB Financial Corp. (Banks)	400	22,808
UMH Properties, Inc. (REIT)	400	3,920
Umpqua Holdings Corp. (Banks)	2,160	38,857
Unilife Corp.* (Healthcare-Products)	1,920	4,128
Union Bankshares Corp. (Banks)	480	11,155
Unisys Corp.* (Computers)	560	11,194
Unit Corp.* (Oil & Gas)	560	15,187
United Bankshares, Inc. (Banks)	720	28,966
United Community Banks, Inc. (Banks)	560	11,687
United Community Financial Corp. (Savings & Loans)	800	4,280
United Development Funding IV (REIT)	400	6,992
United Financial Bancorp, Inc. (Savings & Loans)	560	7,532
United Natural Foods, Inc.* (Food)	480	30,566
Universal American Corp.* (Healthcare-Services)	640	6,477
Universal Corp. (Agriculture)	240	13,757
Universal Display Corp.* (Electrical Components & Equipment)	400	20,692
Universal Insurance Holdings, Inc. (Insurance)	400	9,680
Uranium Energy Corp.* (Mining)	2,000	3,180
Urban Edge Properties (REIT)	880	18,295
Urstadt Biddle Properties, Inc.—Class A (REIT)	320	5,978
UTI Worldwide, Inc.* (Transportation)	1,040	10,390
Vail Resorts, Inc. (Entertainment)	320	34,945
Valley National Bancorp (Banks)	2,320	23,919
Vanda Pharmaceuticals, Inc.* (Pharmaceuticals)	560	7,106
VASCO Data Security International, Inc.* (Internet)	320	9,661
Vector Group, Ltd. (Agriculture)	800	18,768
Veeco Instruments, Inc.* (Semiconductors)	400	11,496
Verastem, Inc.* (Biotechnology)	560	4,222
Verint Systems, Inc.* (Software)	560	34,017
Versartis, Inc.* (Biotechnology)	320	4,870
ViaSat, Inc.* (Telecommunications)	400	24,104
Violin Memory, Inc.* (Computers)	1,600	3,920
Virgin America, Inc.* (Airlines)	320	8,794
VirnetX Holding Corp.* (Internet)	880	3,696
Virtusa Corp.* (Computers)	320	16,448
Vishay Intertechnology, Inc. (Electronics)	1,440	16,819
Vitamin Shoppe, Inc.* (Retail)	320	11,926
VIVUS, Inc.* (Pharmaceuticals)	1,760	4,154
Vocera Communications, Inc.* (Computers)	400	4,580
Vonage Holdings Corp.* (Telecommunications)	2,080	10,213
W&T Offshore, Inc. (Oil & Gas)	640	3,507
Wabash National Corp.* (Auto Manufacturers)	800	10,032
WageWorks, Inc.* (Diversified Financial Services)	400	16,180
Walker & Dunlop, Inc.* (REIT)	320	8,557

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 143

Common Stocks, continued

	Shares	Value
Walter Investment Management Corp.* (Diversified Financial Services)	400	$9,148
Washington Federal, Inc. (Savings & Loans)	960	22,416
Washington Real Estate Investment Trust (REIT)	720	18,684
Waterstone Financial, Inc. (Savings & Loans)	400	5,280
Watts Water Technologies, Inc.—Class A (Electronics)	320	16,592
Wausau Paper Corp. (Household Products/Wares)	560	5,141
Web.com Group, Inc.* (Internet)	480	11,626
WebMD Health Corp.* (Internet)	400	17,712
Webster Financial Corp. (Banks)	880	34,803
Weight Watchers International, Inc.* (Commercial Services)	640	3,104
WellCare Health Plans, Inc.* (Healthcare-Services)	400	33,932
Werner Enterprises, Inc. (Transportation)	480	12,600
WesBanco, Inc. (Banks)	400	13,608
Wesco Aircraft Holdings, Inc.* (Storage/Warehousing)	720	10,908
West Corp. (Telecommunications)	560	16,856
West Pharmaceutical Services, Inc. (Healthcare-Products)	720	41,818
Westamerica Bancorp (Banks)	240	12,156
Western Alliance Bancorp* (Banks)	800	27,008
Western Asset Mortgage Capital Corp. (REIT)	480	7,090
Western Refining, Inc. (Oil & Gas)	720	31,406
WGL Holdings, Inc. (Gas)	480	26,059
Whitestone REIT (REIT)	320	4,166
Wilshire Bancorp, Inc. (Banks)	800	10,104
Windstream Holdings, Inc. (Telecommunications)	1,200	7,656
Winnebago Industries, Inc. (Home Builders)	320	7,549
Wintrust Financial Corp. (Banks)	480	25,622
WisdomTree Investments, Inc. (Diversified Financial Services)	1,120	24,600
Wolverine World Wide, Inc. (Apparel)	1,040	29,619
Woodward, Inc. (Electronics)	640	35,193
World Wrestling Entertainment, Inc.—Class A (Media)	400	6,600
Worthington Industries, Inc. (Iron/Steel)	480	14,429
Wright Medical Group, Inc.* (Healthcare-Products)	560	14,706
WSFS Financial Corp. (Banks)	320	8,752
Xcerra Corp.* (Semiconductors)	720	5,450
Xencor, Inc.* (Pharmaceuticals)	320	7,030
Xenia Hotels & Resorts, Inc. (REIT)	1,120	24,349
XenoPort, Inc.* (Pharmaceuticals)	880	5,394
XO Group, Inc.* (Internet)	400	6,540
XOMA Corp.* (Biotechnology)	1,280	4,966
Xoom Corp.* (Commercial Services)	400	8,422
XPO Logistics, Inc.* (Transportation)	720	32,529
Yadkin Financial Corp.* (Banks)	320	6,704
YRC Worldwide, Inc.* (Transportation)	480	6,230
Zagg, Inc.* (Electronics)	480	3,802
Zeltiq Aesthetics, Inc.* (Healthcare-Products)	560	16,503
Zendesk, Inc.* (Software)	560	12,438
ZIOPHARM Oncology, Inc.* (Biotechnology)	720	8,640
Zix Corp.* (Internet)	1,440	7,445
Zoe’s Kitchen, Inc.* (Retail)	320	13,101
Zogenix, Inc.* (Pharmaceuticals)	2,640	4,435
ZS Pharma, Inc.* (Pharmaceuticals)	1,280	67,060
Zumiez, Inc.* (Retail)	640	17,043
TOTAL COMMON STOCKS (Cost $13,275,062)		17,443,935

Contingent Rights(NM)
Chelsea Therapeutics International, Ltd.*+(a) (Biotechnology)	1,360	—
Leap Wireless International, Inc.*+^(b) (Telecommunications)	800	2,016
Trius Therapeutics, Inc.*+(a) (Biotechnology)	490	—
TOTAL CONTINGENT RIGHTS (Cost $2,016)		2,016

Right (0.0%)
BioScrip, Inc.; expiring 7/27/15 at $100+* (Pharmaceuticals)	880	—
TOTAL RIGHT (Cost $—)		—

Warrant (0.0%)
Magnum Hunter Resources Corp.; expiring 4/15/16 at $8.50* (Oil & Gas)	196	—
TOTAL WARRANT (Cost $—)		—

Repurchase Agreements(c)(d) (52.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $18,549,018	$18,549,000	$18,549,000
TOTAL REPURCHASE AGREEMENTS (Cost $18,549,000)		18,549,000
TOTAL INVESTMENT SECURITIES (Cost $31,826,078)—102.2%		35,994,951
Net other assets (liabilities)—(2.2)%		(769,186)
NET ASSETS—100.0%		$35,225,765

+                           These securities were fair valued based on procedures approved by the Board of Trustees. As of June 30, 2015, these securities represented 0.006% of the net assets of the Fund.

*                           Non-income producing security

^                            The Advisor has deemed this security to be illiquid.

(a)                   Rights entitle the Fund to cash based on certain commercial sales milestones.

(b)                   Rights entitle the Fund to future cash proceeds from the disposition of a license held by Leap Wireless International, Inc.

(c)                    The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(d)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $7,362,000.

See accompanying notes to financial statements.

144 :: ProFund VP UltraSmall-Cap :: Financial Statements

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	16	9/17/15	$1,999,200	$(17,147)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
iShares Russell 2000 ETF	Goldman Sachs International	7/27/15	(0.45)%	$11,737,242	$54,671
Russell 2000 Index	Goldman Sachs International	7/27/15	0.05%	9,215,482	53,482
				20,952,724	108,153
iShares Russell 2000 ETF	UBS AG	7/27/15	(0.15)%	8,461,853	39,345
Russell 2000 Index	UBS AG	7/27/15	0.00%+	21,681,038	134,173
				30,142,891	173,518
				$51,095,615	$281,671

^                            Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

+                           Amount is less than 0.005%.

ProFund VP UltraSmall-Cap invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Advertising	$36,321	0.1%
Aerospace/Defense	216,231	0.6%
Agriculture	45,005	0.1%
Airlines	39,900	0.1%
Apparel	153,917	0.5%
Auto Manufacturers	22,705	0.1%
Auto Parts & Equipment	197,190	0.6%
Banks	1,335,304	3.7%
Beverages	2,669	NM
Biotechnology	779,023	2.2%
Building Materials	222,723	0.7%
Capital Markets	11,208	NM
Chemicals	318,610	1.0%
Coal	21,192	NM
Commercial Services	854,884	2.4%
Computers	558,638	1.6%
Cosmetics/Personal Care	5,704	NM
Distribution/Wholesale	94,105	0.2%
Diversified Financial Services	447,231	1.2%
Electric	372,825	1.1%
Electrical Components & Equipment	198,626	0.6%
Electronics	356,861	1.0%
Energy-Alternate Sources	62,059	0.1%
Engineering & Construction	126,978	0.3%
Entertainment	198,660	0.5%
Environmental Control	35,972	0.1%
Food	287,312	0.9%
Forest Products & Paper	23,317	0.1%
Gas	180,053	0.5%
Hand/Machine Tools	15,518	NM
Healthcare-Products	652,779	1.9%
Healthcare-Services	279,189	0.8%
Holding Companies-Diversified	19,772	0.1%
Home Builders	141,291	0.4%
Home Furnishings	66,458	0.1%
Household Products/Wares	65,807	0.1%
Housewares	9,919	NM
Insurance	451,380	1.2%
Internet	384,880	1.0%
Investment Companies	21,366	0.1%
Iron/Steel	73,898	0.2%
Leisure Time	65,623	0.1%
Lodging	82,864	0.3%
Machinery-Diversified	57,978	0.2%
Media	235,466	0.7%
Metal Fabricate/Hardware	111,396	0.3%
Mining	95,342	0.2%
Miscellaneous Manufacturing	255,115	0.8%
Multi-National	10,298	NM
Office Furnishings	97,598	0.3%
Oil & Gas	379,699	1.1%
Oil & Gas Services	204,551	0.5%
Packaging & Containers	68,106	0.2%
Pharmaceuticals	872,750	2.5%
Pipelines	41,296	0.1%
Real Estate	95,820	0.3%
REIT	1,620,749	4.7%
Retail	974,193	2.9%
Savings & Loans	250,845	0.7%
Semiconductors	629,544	1.8%
Software	910,647	2.6%
Storage/Warehousing	31,087	0.1%
Telecommunications	514,600	1.5%
Transportation	386,568	1.2%
Trucking & Leasing	33,874	0.1%
Water	32,462	0.1%
Other**	17,779,814	50.5%
Total	$35,225,765	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraSmall-Cap :: 145

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$31,826,078
Securities, at value	17,445,951
Repurchase agreements, at value	18,549,000
Total Investment Securities, at value	35,994,951
Cash	1,753
Segregated cash balances with brokers	87,200
Segregated cash balances with custodian	738
Dividends and interest receivable	20,676
Unrealized gain on swap agreements	281,671
Receivable for capital shares issued	42,674
Variation margin on futures contracts	8,960
Prepaid expenses	388
TOTAL ASSETS	36,439,011

LIABILITIES:
Payable for investments purchased	4,328
Payable for capital shares redeemed	1,148,342
Advisory fees payable	15,595
Management services fees payable	2,079
Administration fees payable	776
Administrative services fees payable	12,759
Distribution fees payable	12,854
Trustee fees payable	6
Transfer agency fees payable	2,268
Fund accounting fees payable	909
Compliance services fees payable	151
Other accrued expenses	13,179
TOTAL LIABILITIES	1,213,246
NET ASSETS	$35,225,765

NET ASSETS CONSIST OF:
Capital	$30,898,029
Accumulated net investment income (loss)	(131,084)
Accumulated net realized gains (losses) on investments	25,423
Net unrealized appreciation (depreciation) on investments	4,433,397
NET ASSETS	$35,225,765
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,576,847
Net Asset Value (offering and redemption price per share)	$22.34

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$116,407
Interest	1,771
Foreign tax withholding	(43)
TOTAL INVESTMENT INCOME	118,135

EXPENSES:
Advisory fees	106,382
Management services fees	14,184
Administration fees	4,678
Transfer agency fees	6,685
Administrative services fees	36,747
Distribution fees	35,461
Custody fees	2,798
Fund accounting fees	9,583
Trustee fees	322
Compliance services fees	151
Printing fees	12,380
Other fees	15,024
Total Gross Expenses before reductions	244,395
Expenses reduced and reimbursed by the Advisor	(6,098)
TOTAL NET EXPENSES	238,297
NET INVESTMENT INCOME (LOSS)	(120,162)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	844,784
Net realized gains (losses) on futures contracts	395,438
Net realized gains (losses) on swap agreements	1,078,351
Change in net unrealized appreciation/depreciation on investments	412,673
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,731,246
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,611,084

See accompanying notes to financial statements.

146 :: ProFund VP UltraSmall-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(120,162)	$(277,132)
Net realized gains (losses) on investments	2,318,573	2,171,048
Change in net unrealized appreciation/depreciation on investments	412,673	(1,234,074)
Change in net assets resulting from operations	2,611,084	659,842

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(843,968)	(4,961,937)
Change in net assets resulting from distributions	(843,968)	(4,961,937)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	167,612,378	352,788,491
Dividends reinvested	843,968	4,961,927
Value of shares redeemed	(160,155,316)	(363,554,279)
Change in net assets resulting from capital transactions	8,301,030	(5,803,861)
Change in net assets	10,068,146	(10,105,956)

NET ASSETS:
Beginning of period	25,157,619	35,263,575
End of period	$35,225,765	$25,157,619
Accumulated net investment income (loss)	$(131,084)	$(10,922)

SHARE TRANSACTIONS:
Issued	7,621,824	16,427,510
Reinvested	39,810	258,298
Redeemed	(7,262,559)	(16,924,019)
Change in shares	399,075	(238,211)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraSmall-Cap :: 147

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$21.36		$24.90	$13.35	$10.30	$16.15	$10.89

Investment Activities:
Net investment income (loss)(a)	(0.09)		(0.20)	(0.18)	(0.10)	(0.20)	(0.18)
Net realized and unrealized gains (losses) on investments	1.69		1.05	11.73	3.15	(1.96)	5.44
Total income (loss) from investment activities	1.60		0.85	11.55	3.05	(2.16)	5.26

Distributions to Shareholders From:
Net realized gains on investments	(0.62)		(4.39)	—	—	(3.53)	—
Return of capital	—		—	—	—	(0.16)	—
Total distributions	(0.62)		(4.39)	—	—	(3.69)	—

Net Asset Value, End of Period	$22.34		$21.36	$24.90	$13.35	$10.30	$16.15

Total Return	7.65	%(b)	5.38%	86.52%	29.61%	(18.83)%	48.44%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.76%	1.80%	1.94%	1.84%	1.82%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.85)%		(0.93)%	(0.95)%	(0.86)%	(1.50)%	(1.41)%

Supplemental Data:
Net assets, end of period (000’s)	$35,226		$25,158	$35,264	$19,450	$19,060	$32,266
Portfolio turnover rate(d)	16	%(b)	16%	32%	59%	38%	211%

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                    Not annualized for periods less than one year.

(c)                     Annualized for periods less than one year.

(d)                    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

148 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP UltraNASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice (2x) the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	44%
Futures Contracts	10%
Swap Agreements	147%
Total Exposure	201%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	6.3%
Microsoft Corp.	3.1%
Google, Inc.	2.9%
Amazon.com, Inc.	1.8%
Facebook, Inc.	1.7%

NASDAQ-100 Index — Composition

% of Index
Information Technology	55%
Consumer Discretionary	20%
Health Care	16%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (44.0%)

	Shares	Value
Activision Blizzard, Inc. (Software)	6,909	$167,267
Adobe Systems, Inc.* (Software)	4,794	388,362
Akamai Technologies, Inc.* (Software)	1,692	118,135
Alexion Pharmaceuticals, Inc.* (Biotechnology)	1,927	348,344
Altera Corp. (Semiconductors)	2,867	146,790
Amazon.com, Inc.* (Internet)	4,465	1,938,212
American Airlines Group, Inc. (Airlines)	6,627	264,649
Amgen, Inc. (Biotechnology)	7,238	1,111,178
Analog Devices, Inc. (Semiconductors)	3,008	193,068
Apple, Inc. (Computers)	54,990	6,897,121
Applied Materials, Inc. (Semiconductors)	11,750	225,835
Autodesk, Inc.* (Software)	2,162	108,262
Automatic Data Processing, Inc. (Commercial Services)	4,465	358,227
Avago Technologies, Ltd. (Semiconductors)	2,444	324,881
Baidu, Inc.*ADR (Internet)	2,632	523,979
Bed Bath & Beyond, Inc.* (Retail)	1,645	113,472
Biogen, Inc.* (Biotechnology)	2,256	911,289
Broadcom Corp.—Class A (Semiconductors)	5,264	271,043
C.H. Robinson Worldwide, Inc. (Transportation)	1,410	87,970
CA, Inc. (Software)	4,183	122,520
Catamaran Corp.* (Pharmaceuticals)	1,974	120,572
Celgene Corp.* (Biotechnology)	7,567	875,767
Cerner Corp.* (Software)	3,290	227,207
Charter Communications, Inc.*—Class A (Media)	1,081	185,121
Check Point Software Technologies, Ltd.* (Software)	1,739	138,337
Cisco Systems, Inc. (Telecommunications)	48,551	1,333,210
Citrix Systems, Inc.* (Software)	1,551	108,818
Cognizant Technology Solutions Corp.* (Computers)	5,828	356,033
Comcast Corp.—Class A (Media)	3,619	216,923
Comcast Corp.—Class A (Media)	20,257	1,218,255
Costco Wholesale Corp. (Retail)	4,183	564,956
DIRECTV*—Class A (Media)	4,794	444,835
Discovery Communications, Inc.*—Class A (Media)	1,410	46,897
Discovery Communications, Inc.*—Class C (Media)	2,632	81,803
DISH Network Corp.*—Class A (Media)	2,162	146,389
Dollar Tree, Inc.* (Retail)	1,974	155,926
eBay, Inc.* (Internet)	11,609	699,326
Electronic Arts, Inc.* (Software)	3,008	200,032
Expeditors International of Washington, Inc. (Transportation)	1,833	84,510
Express Scripts Holding Co.* (Pharmaceuticals)	6,956	618,667
Facebook, Inc.*—Class A (Internet)	21,479	1,842,145
Fastenal Co. (Distribution/Wholesale)	2,820	118,948
Fiserv, Inc.* (Software)	2,256	186,864
Garmin, Ltd. (Electronics)	1,833	80,524
Gilead Sciences, Inc. (Biotechnology)	14,006	1,639,822
Google, Inc.*—Class A (Internet)	2,773	1,497,530
Google, Inc.*—Class C (Internet)	3,290	1,712,478
Henry Schein, Inc.* (Healthcare-Products)	799	113,554
Illumina, Inc.* (Biotechnology)	1,363	297,625
Intel Corp. (Semiconductors)	45,261	1,376,613
Intuit, Inc. (Software)	2,632	265,227
Intuitive Surgical, Inc.* (Healthcare-Products)	329	159,400
Keurig Green Mountain, Inc. (Beverages)	1,457	111,650
KLA-Tencor Corp. (Semiconductors)	1,504	84,540
Kraft Foods Group, Inc. (Food)	5,640	480,190
Lam Research Corp. (Semiconductors)	1,504	122,350
Liberty Global PLC* (Media)	5,922	299,831
Liberty Global PLC*—Class A (Media)	2,397	129,606
Liberty Interactive Corp.* (Retail)	4,230	117,383
Liberty Media Corp.* (Media)	987	35,571
Liberty Media Corp.*—Class C (Media)	2,162	77,616
Liberty Ventures* (Internet)	1,269	49,834
Linear Technology Corp. (Semiconductors)	2,303	101,862
Marriott International, Inc.—Class A (Lodging)	2,632	195,795
Mattel, Inc. (Toys/Games/Hobbies)	3,243	83,313
Micron Technology, Inc.* (Semiconductors)	10,340	194,806
Microsoft Corp. (Software)	77,174	3,407,233
Mondelez International, Inc.—Class A (Food)	15,510	638,081
Monster Beverage Corp.* (Beverages)	1,645	220,463
Mylan NV* (Pharmaceuticals)	4,653	315,753
NetApp, Inc. (Computers)	2,961	93,449
Netflix, Inc.* (Internet)	564	370,514
NVIDIA Corp. (Semiconductors)	5,123	103,024
NXP Semiconductors N.V.* (Semiconductors)	2,397	235,385

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 149

Common Stocks, continued

	Shares	Value
O’Reilly Automotive, Inc.* (Retail)	987	$223,042
PACCAR, Inc. (Auto Manufacturers)	3,384	215,934
Paychex, Inc. (Software)	3,478	163,049
QUALCOMM, Inc. (Semiconductors)	15,557	974,335
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	987	503,498
Ross Stores, Inc. (Retail)	3,948	191,912
SanDisk Corp. (Computers)	1,974	114,926
SBA Communications Corp.*—Class A (Telecommunications)	1,222	140,493
Seagate Technology PLC (Computers)	3,008	142,880
Sigma-Aldrich Corp. (Chemicals)	1,128	157,187
Sirius XM Holdings, Inc.* (Media)	52,217	194,769
Staples, Inc. (Retail)	6,110	93,544
Starbucks Corp. (Retail)	14,335	768,571
Stericycle, Inc.* (Environmental Control)	799	106,994
Symantec Corp. (Internet)	6,486	150,800
Tesla Motors, Inc.* (Auto Manufacturers)	1,222	327,814
Texas Instruments, Inc. (Semiconductors)	9,917	510,825
The Priceline Group, Inc.* (Internet)	517	595,258
Tractor Supply Co. (Retail)	1,316	118,361
TripAdvisor, Inc.* (Internet)	1,269	110,581
Twenty-First Century Fox, Inc.—Class A (Media)	12,032	391,581
Twenty-First Century Fox, Inc.—Class B (Media)	7,614	245,323
Verisk Analytics, Inc.*—Class A (Commercial Services)	1,598	116,270
Vertex Pharmaceuticals, Inc.* (Biotechnology)	2,303	284,374
Viacom, Inc.—Class B (Media)	3,290	212,666
VimpelCom, Ltd.ADR (Telecommunications)	16,779	83,392
Vodafone Group PLCADR (Telecommunications)	4,042	147,331
Walgreens Boots Alliance, Inc. (Retail)	10,387	877,079
Western Digital Corp. (Computers)	2,209	173,230
Whole Foods Market, Inc. (Food)	3,431	135,319
Wynn Resorts, Ltd. (Lodging)	987	97,387
Xilinx, Inc. (Semiconductors)	2,491	110,003
Yahoo!, Inc.* (Internet)	8,977	352,706
TOTAL COMMON STOCKS (Cost $26,361,454)		48,234,601

Repurchase Agreements(a)(b) (64.5%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $70,776,069	$70,776,000	$70,776,000
TOTAL REPURCHASE AGREEMENTS (Cost $70,776,000)		70,776,000
TOTAL INVESTMENT SECURITIES (Cost $97,137,454)—108.5%		119,010,601
Net other assets (liabilities)—(8.5)%		(9,346,494)
NET ASSETS—100.0%		$109,664,107

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $27,478,000.

ADR              American Depositary Receipt

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	119	9/21/15	$10,442,250	$(142,547)

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	7/27/15	0.65%	$34,190,621	$131,826
PowerShares QQQ Trust, Series 1 ETF	Goldman Sachs International	7/27/15	0.45%	28,630,009	101,332
				62,820,630	233,158
NASDAQ-100 Index	UBS AG	7/27/15	0.50%	55,919,882	286,897
PowerShares QQQ Trust, Series 1 ETF	UBS AG	7/27/15	0.45%	42,398,264	150,062
				98,318,146	436,959
				$161,138,776	$670,117

^                            Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

150 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

ProFund VP UltraNASDAQ-100 invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Airlines	$264,649	0.2%
Auto Manufacturers	543,748	0.5%
Beverages	332,113	0.3%
Biotechnology	5,971,897	5.5%
Chemicals	157,187	0.1%
Commercial Services	474,497	0.4%
Computers	7,777,639	7.1%
Distribution/Wholesale	118,948	0.1%
Electronics	80,524	0.1%
Environmental Control	106,994	0.1%
Food	1,253,590	1.2%
Healthcare-Products	272,954	0.2%
Internet	9,843,363	9.0%
Lodging	293,182	0.3%
Media	3,927,186	3.6%
Pharmaceuticals	1,054,992	1.0%
Retail	3,224,246	2.9%
Semiconductors	4,975,360	4.5%
Software	5,601,313	5.1%
Telecommunications	1,704,426	1.5%
Toys/Games/Hobbies	83,313	0.1%
Transportation	172,480	0.2%
Other**	61,429,506	56.0%
Total	$109,664,107	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraNASDAQ-100 :: 151

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$97,137,454
Securities, at value	48,234,601
Repurchase agreements, at value	70,776,000
Total Investment Securities, at value	119,010,601
Cash	925
Segregated cash balances with brokers	456,365
Segregated cash balances with custodian	904
Dividends and interest receivable	19,846
Unrealized gain on swap agreements	670,117
Receivable for capital shares issued	1,154
Variation margin on futures contracts	37,485
Prepaid expenses	969
TOTAL ASSETS	120,198,366

LIABILITIES:
Payable for capital shares redeemed	10,402,567
Advisory fees payable	49,892
Management services fees payable	6,652
Administration fees payable	2,233
Administrative services fees payable	31,417
Distribution fees payable	30,094
Trustee fees payable	18
Transfer agency fees payable	6,658
Fund accounting fees payable	2,616
Compliance services fees payable	418
Other accrued expenses	1,694
TOTAL LIABILITIES	10,534,259
NET ASSETS	$109,664,107

NET ASSETS CONSIST OF:
Capital	$91,869,938
Accumulated net investment income (loss)	(357,365)
Accumulated net realized gains (losses) on investments	(4,249,183)
Net unrealized appreciation (depreciation) on investments	22,400,717
NET ASSETS	$109,664,107
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,680,325
Net Asset Value (offering and redemption price per share)	$65.26

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$310,098
Interest	5,357
TOTAL INVESTMENT INCOME	315,455

EXPENSES:
Advisory fees	301,510
Management services fees	40,201
Administration fees	10,703
Transfer agency fees	15,284
Administrative services fees	110,443
Distribution fees	100,503
Custody fees	4,575
Fund accounting fees	13,551
Trustee fees	715
Compliance services fees	418
Other fees	44,510
Recoupment of prior expenses reduced by the Advisor	32,972
TOTAL NET EXPENSES	675,385
NET INVESTMENT INCOME (LOSS)	(359,930)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	228,495
Net realized gains (losses) on futures contracts	463,795
Net realized gains (losses) on swap agreements	1,305,968
Change in net unrealized appreciation/depreciation on investments	3,779,624
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	5,777,882
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$5,417,952

See accompanying notes to financial statements.

152 :: ProFund VP UltraNASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(359,930)	$(470,066)
Net realized gains (losses) on investments	1,998,258	13,110,002
Change in net unrealized appreciation/depreciation on investments	3,779,624	3,947,846
Change in net assets resulting from operations	5,417,952	16,587,782

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(9,693,982)	—
Change in net assets resulting from distributions	(9,693,982)	—

CAPITAL TRANSACTIONS:
Proceeds from shares issued	536,069,806	1,097,911,008
Dividends reinvested	9,693,982	—
Value of shares redeemed	(537,088,876)	(1,074,171,727)
Change in net assets resulting from capital transactions	8,674,912	23,739,281
Change in net assets	4,398,882	40,327,063

NET ASSETS:
Beginning of period	105,265,225	64,938,162
End of period	$109,664,107	$105,265,225
Accumulated net investment income (loss)	$(357,365)	$2,565

SHARE TRANSACTIONS:
Issued	7,627,629	18,661,175
Reinvested	146,812	—
Redeemed	(7,598,564)	(18,417,457)
Change in shares	175,877	243,718

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraNASDAQ-100 :: 153

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$69.97		$51.51	$28.77	$21.51	$21.77	$16.10

Investment Activities:
Net investment income (loss)(a)	(0.31)		(0.42)	(0.33)	(0.23)	(0.28)	(0.21)
Net realized and unrealized gains (losses) on investments	4.88		18.88	23.07	7.49	0.02	5.88
Total income (loss) from investment activities	4.57		18.46	22.74	7.26	(0.26)	5.67

Distributions to Shareholders From:
Net realized gains on investments	(9.28)		—	—	—	—	—

Net Asset Value, End of Period	$65.26		$69.97	$51.51	$28.77	$21.51	$21.77

Total Return	6.38	%(b)	35.84%	79.04%	33.75%	(1.19)%	35.22%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.72%	1.72%	1.82%	1.77%	1.80%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.89)%		(0.72)%	(0.88)%	(0.79)%	(1.25)%	(1.24)%

Supplemental Data:
Net assets, end of period (000’s)	$109,664		$105,265	$64,938	$29,454	$34,817	$42,908
Portfolio turnover rate(d)	3	%(b)	77%	27%	36%	24%	26%

(a)                     Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                    Not annualized for periods less than one year.

(c)                     Annualized for periods less than one year.

(d)                    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

154 :: ProFund VP Bear :: Financial Statements

Investment Objective: The ProFund VP Bear seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P 500®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(17)%
Swap Agreements	(82)%
Total Exposure	(99)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Bear primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P 500 — Composition

% of Index
Information Technology	20%
Financials	17%
Health Care	15%
Consumer Discretionary	13%
Industrials	10%
Consumer Staples	9%
Energy	8%
Materials	3%
Utilities	3%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (123.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $8,812,009	$8,812,000	$8,812,000
TOTAL REPURCHASE AGREEMENTS (Cost $8,812,000)		8,812,000
TOTAL INVESTMENT SECURITIES (Cost $8,812,000)—123.2%		8,812,000
Net other assets (liabilities)—(23.2)%		(1,658,845)
NET ASSETS—100.0%		$7,153,155

(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)

A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $1,264,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini S&P 500 Futures Contracts	12	9/21/15	$1,231,950	$18,788

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P 500	Goldman Sachs International	7/27/15	(0.30)%	$(1,559,832)	$(9,118)
S&P 500	UBS AG	7/27/15	(0.30)%	(4,302,792)	(11,631)
				$(5,862,624)	$(20,749)

^	Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Bear :: 155

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$8,812,000
Repurchase agreements, at value	8,812,000
Total Investment Securities, at value	8,812,000
Cash	19,081
Segregated cash balances with brokers	43,800
Interest receivable	9
Prepaid expenses	101
TOTAL ASSETS	8,874,991

LIABILITIES:
Payable for capital shares redeemed	1,681,604
Unrealized loss on swap agreements	20,749
Variation margin on futures contracts	2,850
Advisory fees payable	4,723
Management services fees payable	630
Administration fees payable	207
Administrative services fees payable	2,421
Distribution fees payable	2,531
Transfer agency fees payable	642
Fund accounting fees payable	242
Compliance services fees payable	39
Other accrued expenses	5,198
TOTAL LIABILITIES	1,721,836

NET ASSETS	$7,153,155

NET ASSETS CONSIST OF:
Capital	$65,470,975
Accumulated net investment income (loss)	(65,990)
Accumulated net realized gains (losses) on investments	(58,249,869)
Net unrealized appreciation (depreciation) on investments	(1,961)

NET ASSETS	$7,153,155
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	752,792
Net Asset Value (offering and redemption price per share)	$9.50

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$1,265

EXPENSES:
Advisory fees	30,025
Management services fees	4,003
Administration fees	1,520
Transfer agency fees	2,185
Administrative services fees	11,612
Distribution fees	10,008
Custody fees	1,536
Fund accounting fees	1,945
Trustee fees	106
Compliance services fees	39
Other fees	4,623
Total Gross Expenses before reductions	67,602
Expenses reduced and reimbursed by the Advisor	(347)
TOTAL NET EXPENSES	67,255
NET INVESTMENT INCOME (LOSS)	(65,990)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(48,925)
Net realized gains (losses) on swap agreements	(2,512)
Change in net unrealized appreciation/depreciation on investments	(94,929)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(146,366)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(212,356)

See accompanying notes to financial statements.

156 :: ProFund VP Bear :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(65,990)	$(185,347)
Net realized gains (losses) on investments	(51,437)	(2,330,844)
Change in net unrealized appreciation/depreciation on investments	(94,929)	262,262
Change in net assets resulting from operations	(212,356)	(2,253,929)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	59,541,459	116,059,477
Value of shares redeemed	(60,763,661)	(119,891,988)
Change in net assets resulting from capital transactions	(1,222,202)	(3,832,511)
Change in net assets	(1,434,558)	(6,086,440)

NET ASSETS:
Beginning of period	8,587,713	14,674,153
End of period	$7,153,155	$8,587,713
Accumulated net investment income (loss)	$(65,990)	$—

SHARE TRANSACTIONS:
Issued	6,290,663	10,903,951
Redeemed	(6,418,535)	(11,314,244)
Change in shares	(127,872)	(410,293)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Bear :: 157

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$9.75		$11.37	$15.48	$18.56	$20.37	$24.79

Investment Activities:
Net investment income (loss)(a)	(0.08)		(0.18)	(0.22)	(0.26)	(0.32)	(0.37)
Net realized and unrealized gains (losses) on investments	(0.17)		(1.44)	(3.89)	(2.82)	(1.49)	(4.05)
Total income (loss) from investment activities	(0.25)		(1.62)	(4.11)	(3.08)	(1.81)	(4.42)
Net Asset Value, End of Period	$9.50		$9.75	$11.37	$15.48	$18.56	$20.37

Total Return	(2.56	)%(b)	(14.25)%	(26.55)%	(16.59)%	(8.89)%	(17.80)%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.76%	1.74%	1.78%	1.71%	1.75%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.65)%		(1.66)%	(1.65)%	(1.58)%	(1.65)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$7,153		$8,588	$14,674	$13,010	$22,381	$26,303
Portfolio turnover rate(d)	—		—	—	—	—	599	%(e)

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)	Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to financial statements.

158 :: ProFund VP Short Mid-Cap :: Financial Statements

Investment Objective: The ProFund VP Short Mid-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the S&P MidCap 400®.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Mid-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

S&P MidCap 400 — Composition

% of Index
Financials	25%
Information Technology	17%
Industrials	16%
Consumer Discretionary	14%
Health Care	9%
Materials	7%
Utilities	4%
Energy	4%
Consumer Staples	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (43.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $286,000	$286,000	$286,000
TOTAL REPURCHASE AGREEMENTS (Cost $286,000)		286,000
TOTAL INVESTMENT SECURITIES (Cost $286,000)—43.7%		286,000
Net other assets (liabilities)—56.3%		367,795
NET ASSETS—100.0%		$653,795

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $210,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
S&P MidCap 400	Goldman Sachs International	7/27/15	(0.10)%	$(467,921)	$(192)
S&P MidCap 400	UBS AG	7/27/15	(0.05)%	(183,082)	(268)
				$(651,003)	$(460)

^                  Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Mid-Cap :: 159

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$286,000
Repurchase agreements, at value	286,000
Total Investment Securities, at value	286,000
Cash	475
Receivable for capital shares issued	369,599
Prepaid expenses	6
TOTAL ASSETS	656,080

LIABILITIES:
Unrealized loss on swap agreements	460
Advisory fees payable	388
Management services fees payable	52
Administration fees payable	17
Administrative services fees payable	116
Distribution fees payable	325
Transfer agency fees payable	82
Fund accounting fees payable	20
Compliance services fees payable	3
Other accrued expenses	822
TOTAL LIABILITIES	2,285

NET ASSETS	$653,795

NET ASSETS CONSIST OF:
Capital	$2,846,426
Accumulated net investment income (loss)	(6,278)
Accumulated net realized gains (losses) on investments	(2,185,893)
Net unrealized appreciation (depreciation) on investments	(460)
NET ASSETS	$653,795

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	97,606
Net Asset Value (offering and redemption price per share)	$6.70

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$121

EXPENSES:
Advisory fees	2,857
Management services fees	381
Administration fees	208
Transfer agency fees	299
Administrative services fees	687
Distribution fees	952
Custody fees	1,533
Fund accounting fees	263
Trustee fees	15
Compliance services fees	4
Other fees	641
Total Gross Expenses before reductions	7,840
Expenses reduced and reimbursed by the Advisor	(1,441)
TOTAL NET EXPENSES	6,399
NET INVESTMENT INCOME (LOSS)	(6,278)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(11,862)
Change in net unrealized appreciation/depreciation on investments	(8,375)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(20,237)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,515)

See accompanying notes to financial statements.

160 :: ProFund VP Short Mid-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(6,278)	$(13,714)
Net realized gains (losses) on investments	(11,862)	(182,288)
Change in net unrealized appreciation/depreciation on investments	(8,375)	28,721
Change in net assets resulting from operations	(26,515)	(167,281)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,643,494	41,088,148
Value of shares redeemed	(34,510,800)	(40,798,936)
Change in net assets resulting from capital transactions	132,694	289,212
Change in net assets	106,179	121,931

NET ASSETS:
Beginning of period	547,616	425,685
End of period	$653,795	$547,616
Accumulated net investment income (loss)	$(6,278)	$—

SHARE TRANSACTIONS:
Issued	5,198,098	5,455,980
Redeemed	(5,178,300)	(5,431,213)
Change in shares	19,798	24,767

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Mid-Cap :: 161

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$7.04		$8.03	$11.12	$13.72	$14.95	$20.16

Investment Activities:
Net investment income (loss)(a)	(0.05)		(0.13)	(0.15)	(0.19)	(0.23)	(0.29)
Net realized and unrealized gains (losses) on investments	(0.29)		(0.86)	(2.94)	(2.41)	(1.00)	(4.92)
Total income (loss) from investment activities	(0.34)		(0.99)	(3.09)	(2.60)	(1.23)	(5.21)
Net Asset Value, End of Period	$6.70		$7.04	$8.03	$11.12	$13.72	$14.95

Total Return	(4.83	)%(b)	(12.44)%	(27.70)%	(18.95)%	(8.23)%	(25.84)%

Ratios to Average Net Assets:
Gross expenses(c)	2.06%		2.51%	2.06%	1.95%	1.84%	1.72%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.67%	1.68%
Net investment income (loss)(c)	(1.65)%		(1.66)%	(1.65)%	(1.58)%	(1.65)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$654		$548	$426	$1,050	$2,622	$1,775
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

162 :: ProFund VP Short Small-Cap :: Financial Statements

Investment Objective: The ProFund VP Short Small-Cap seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Russell 2000® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(89)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Small-Cap primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Russell 2000 Index — Composition

% of Index
Financials	24%
Information Technology	17%
Health Care	16%
Consumer Discretionary	15%
Industrials	13%
Materials	4%
Energy	4%
Utilities	3%
Consumer Staples	3%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (88.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $2,021,002	$2,021,000	$2,021,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,021,000)		2,021,000
TOTAL INVESTMENT SECURITIES (Cost $2,021,000)—88.2%		2,021,000
Net other assets (liabilities)—11.8%		269,778
NET ASSETS—100.0%		$2,290,778

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $410,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini Russell 2000 Index Futures Contracts	2	9/21/15	$249,900	$2,137

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Russell 2000 Index	Goldman Sachs International	7/27/15	0.45%	$(1,553,293)	$(9,036)
Russell 2000 Index	UBS AG	7/27/15	0.45%	(486,127)	(1,401)
				$(2,039,420)	$(10,437)

^                  Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Small-Cap :: 163

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$2,021,000
Repurchase agreements, at value	2,021,000
Total Investment Securities, at value	2,021,000
Cash	706
Segregated cash balances with brokers	11,540
Interest receivable	2
Receivable for capital shares issued	299,775
Prepaid expenses	29
TOTAL ASSETS	2,333,052

LIABILITIES:
Payable for capital shares redeemed	24,087
Unrealized loss on swap agreements	10,437
Variation margin on futures contracts	1,120
Advisory fees payable	1,707
Management services fees payable	228
Administration fees payable	76
Administrative services fees payable	1,047
Distribution fees payable	1,397
Transfer agency fees payable	255
Fund accounting fees payable	90
Compliance services fees payable	13
Other accrued expenses	1,817
TOTAL LIABILITIES	42,274

NET ASSETS	$2,290,778

NET ASSETS CONSIST OF:
Capital	$6,303,313
Accumulated net investment income (loss)	(22,636)
Accumulated net realized gains (losses) on investments	(3,981,599)
Net unrealized appreciation (depreciation) on investments	(8,300)
NET ASSETS	$2,290,778

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	126,073
Net Asset Value (offering and redemption price per share)	$18.17

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$440

EXPENSES:
Advisory fees	10,301
Management services fees	1,373
Administration fees	527
Transfer agency fees	755
Administrative services fees	3,072
Distribution fees	3,434
Custody fees	1,198
Fund accounting fees	658
Trustee fees	37
Compliance services fees	13
Printing fees	1,587
Other fees	1,545
Total Gross Expenses before reductions	24,500
Expenses reduced and reimbursed by the Advisor	(1,424)
TOTAL NET EXPENSES	23,076
NET INVESTMENT INCOME (LOSS)	(22,636)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(14,590)
Net realized gains (losses) on swap agreements	(46,384)
Change in net unrealized appreciation/depreciation on investments	(11,928)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(72,902)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(95,538)

See accompanying notes to financial statements.

164 :: ProFund VP Short Small-Cap :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(22,636)	$(51,059)
Net realized gains (losses) on investments	(60,974)	(405,704)
Change in net unrealized appreciation/depreciation on investments	(11,928)	26,152
Change in net assets resulting from operations	(95,538)	(430,611)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	69,058,104	99,095,412
Value of shares redeemed	(68,527,649)	(98,866,304)
Change in net assets resulting from capital transactions	530,455	229,108
Change in net assets	434,917	(201,503)

NET ASSETS:
Beginning of period	1,855,861	2,057,364
End of period	$2,290,778	$1,855,861
Accumulated net investment income (loss)	$(22,636)	$—

SHARE TRANSACTIONS:
Issued	3,710,525	4,696,401	(a)
Redeemed	(3,679,789)	(4,696,938	)(a)
Change in shares	30,736	(537)

(a)         As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Small-Cap :: 165

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)	Year Ended Dec. 31, 2010(a)
Net Asset Value, Beginning of Period	$19.47		$21.45	$31.20	$38.50	$42.35	$59.60

Investment Activities:
Net investment income (loss)(b)	(0.15)		(0.35)	(0.45)	(0.55)	(0.65)	(0.85)
Net realized and unrealized gains (losses) on investments	(1.15)		(1.63)	(9.30)	(6.75)	(3.20)	(16.40)
Total income (loss) from investment activities	(1.30)		(1.98)	(9.75)	(7.30)	(3.85)	(17.25)
Net Asset Value, End of Period	$18.17		$19.47	$21.45	$31.20	$38.50	$42.35

Total Return	(6.68	)%(c)	(9.23)%	(31.25)%	(18.96)%	(9.09)%	(28.94)%

Ratios to Average Net Assets:
Gross expenses(d)	1.78%		1.96%	1.83%	1.87%	1.78%	1.80%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.65)%		(1.66)%	(1.65)%	(1.58)%	(1.66)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$2,291		$1,856	$2,057	$4,404	$6,022	$5,904
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)              As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

(b)             Per share net investment income (loss) has been calculated using the average daily shares method.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

166 :: ProFund VP Short Dow 30 :: Financial Statements

Investment Objective: The ProFund VP Short Dow 30 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	20%
Information Technology	17%
Financials	17%
Consumer Discretionary	16%
Health Care	12%
Consumer Staples	7%
Energy	7%
Materials	2%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (97.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $34,000	$34,000	$34,000
TOTAL REPURCHASE AGREEMENTS (Cost $34,000)		34,000
TOTAL INVESTMENT SECURITIES (Cost $34,000)—97.7%		34,000
Net other assets (liabilities)—2.3%		812
NET ASSETS—100.0%		$34,812

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $30,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	7/27/15	(0.45)%	$(5,652)	$(8)
Dow Jones Industrial Average	UBS AG	7/27/15	(0.25)%	(29,076)	(41)
				$(34,728)	$(49)

^                  Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Dow 30 :: 167

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$34,000
Repurchase agreements, at value	34,000
Total Investment Securities, at value	34,000
Cash	609
Receivable from Advisor	50
Prepaid expenses and other assets	234
TOTAL ASSETS	34,893

LIABILITIES:
Unrealized loss on swap agreements	49
Administration fees payable	1
Administrative services fees payable	9
Distribution fees payable	17
Transfer agency fees payable	3
Fund accounting fees payable	1
Compliance services fees payable	1
TOTAL LIABILITIES	81

NET ASSETS	$34,812

NET ASSETS CONSIST OF:
Capital	$130,649
Accumulated net investment income (loss)	(363)
Accumulated net realized gains (losses) on investments	(95,425)
Net unrealized appreciation (depreciation) on investments	(49)
NET ASSETS	$34,812

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	2,011
Net Asset Value (offering and redemption price per share)	$17.31

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$5

EXPENSES:
Advisory fees	164
Management services fees	22
Administration fees	10
Transfer agency fees	15
Administrative services fees	27
Distribution fees	55
Custody fees	1,152
Fund accounting fees	14
Trustee fees	1
Compliance services fees	1
Printing fees	112
Other fees	20
Total Gross Expenses before reductions	1,593
Expenses reduced and reimbursed by the Advisor	(1,225)
TOTAL NET EXPENSES	368
NET INVESTMENT INCOME (LOSS)	(363)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	1,999
Change in net unrealized appreciation/depreciation on investments	(954)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,045

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$682

See accompanying notes to financial statements.

168 :: ProFund VP Short Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(363)	$(999)
Net realized gains (losses) on investments	1,999	(8,268)
Change in net unrealized appreciation/depreciation on investments	(954)	1,175
Change in net assets resulting from operations	682	(8,092)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,143	367,984
Value of shares redeemed	(58,660)	(328,676)
Change in net assets resulting from capital transactions	(42,517)	39,308
Change in net assets	(41,835)	31,216

NET ASSETS:
Beginning of period	76,647	45,431
End of period	$34,812	$76,647
Accumulated net investment income (loss)	$(363)	$—

SHARE TRANSACTIONS:
Issued	947	18,909	(a)
Redeemed	(3,295)	(16,839	)(a)
Change in shares	(2,348)	2,070

(a)         As described in Note 10, share amounts have been adjusted for 1:6 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Dow 30 :: 169

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)	Year Ended Dec. 31, 2010(a)
Net Asset Value, Beginning of Period	$17.58		$19.86	$28.02	$32.04	$36.90	$47.28

Investment Activities:
Net investment income (loss)(b)	(0.14)		(0.32)	(0.36)	(0.48)	(0.54)	(0.66)
Net realized and unrealized gains (losses) on investments	(0.13	)(c)	(1.96)	(7.80)	(3.54)	(4.32)	(9.72)
Total income (loss) from investment activities	(0.27)		(2.28)	(8.16)	(4.02)	(4.86)	(10.38)
Net Asset Value, End of Period	$17.31		$17.58	$19.86	$28.02	$32.04	$36.90

Total Return	(1.54	)%(d)	(11.48)%	(29.12)%	(12.55)%	(13.17)%	(21.86)%

Ratios to Average Net Assets:
Gross expenses(e)	7.27%		12.33%	6.85%	5.27%	5.03%	2.21%
Net expenses(e)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(1.66)%		(1.66)%	(1.66)%	(1.58)%	(1.65)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$35		$77	$45	$56	$84	$59
Portfolio turnover rate(f)	—		—	—	—	—	—

(a)              As described in Note 10, adjusted for 1:6 reverse stock split that occurred on October 20, 2014.

(b)             Per share net investment income (loss) has been calculated using the average daily shares method.

(c)              The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)             Not annualized for periods less than one year.

(e)              Annualized for periods less than one year.

(f)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

170 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP Short NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(11)%
Swap Agreements	(89)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	55%
Consumer Discretionary	20%
Health Care	16%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (172.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $6,787,007	$6,787,000	$6,787,000
TOTAL REPURCHASE AGREEMENTS (Cost $6,787,000)		6,787,000
TOTAL INVESTMENT SECURITIES (Cost $6,787,000)—172.6%		6,787,000
Net other assets (liabilities)—(72.6)%		(2,855,025)
NET ASSETS—100.0%		$3,931,975

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $1,313,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	5	9/21/15	$438,750	$5,971

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	7/27/15	(0.35)%	$(1,081,081)	$(4,177)
NASDAQ-100 Index	UBS AG	7/27/15	(0.25)%	(2,401,491)	(20,673)
				$(3,482,572)	$(24,850)

^                            Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short NASDAQ-100 :: 171

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$6,787,000
Repurchase agreements, at value	6,787,000
Total Investment Securities, at value	6,787,000
Cash	872
Segregated cash balances with brokers	20,425
Segregated cash balances with custodian	600
Interest receivable	7
Receivable for capital shares issued	35,502
Prepaid expenses	40
TOTAL ASSETS	6,844,446

LIABILITIES:
Payable for capital shares redeemed	2,878,564
Unrealized loss on swap agreements	24,850
Variation margin on futures contracts	1,575
Advisory fees payable	2,025
Management services fees payable	270
Administration fees payable	94
Administrative services fees payable	1,541
Distribution fees payable	1,584
Transfer agency fees payable	270
Fund accounting fees payable	110
Compliance services fees payable	17
Other accrued expenses	1,571
TOTAL LIABILITIES	2,912,471
NET ASSETS	$3,931,975

NET ASSETS CONSIST OF:
Capital	$12,214,173
Accumulated net investment income (loss)	(25,949)
Accumulated net realized gains (losses) on investments	(8,237,370)
Net unrealized appreciation (depreciation) on investments	(18,879)
NET ASSETS	$3,931,975
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	213,634
Net Asset Value (offering and redemption price per share)	$18.41

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$513

EXPENSES:
Advisory fees	11,814
Management services fees	1,575
Administration fees	611
Transfer agency fees	874
Administrative services fees	4,201
Distribution fees	3,938
Custody fees	1,343
Fund accounting fees	757
Trustee fees	42
Compliance services fees	17
Printing fees	1,874
Other fees	1,696
Total Gross Expenses before reductions	28,742
Expenses reduced and reimbursed by the Advisor	(2,280)
TOTAL NET EXPENSES	26,462
NET INVESTMENT INCOME (LOSS)	(25,949)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(38,071)
Net realized gains (losses) on swap agreements	(147,012)
Change in net unrealized appreciation/depreciation on investments	(52,007)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(237,090)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(263,039)

See accompanying notes to financial statements.

172 :: ProFund VP Short NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(25,949)	$(68,626)
Net realized gains (losses) on investments	(185,083)	(1,283,673)
Change in net unrealized appreciation/depreciation on investments	(52,007)	66,828
Change in net assets resulting from operations	(263,039)	(1,285,471)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	45,175,725	89,281,502
Value of shares redeemed	(43,774,639)	(88,454,395)
Change in net assets resulting from capital transactions	1,401,086	827,107
Change in net assets	1,138,047	(458,364)

NET ASSETS:
Beginning of period	2,793,928	3,252,292
End of period	$3,931,975	$2,793,928
Accumulated net investment income (loss)	$(25,949)	$—

SHARE TRANSACTIONS:
Issued	2,427,700	3,998,532	(a)
Redeemed	(2,356,976)	(3,989,782	)(a)
Change in shares	70,724	8,750

(a)                   As described in Note 10, share amounts have been adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short NASDAQ-100 :: 173

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)	Year Ended Dec. 31, 2010(a)
Net Asset Value, Beginning of Period	$19.55		$24.25	$34.35	$42.30	$47.25	$59.95

Investment Activities:
Net investment income (loss)(b)	(0.15)		(0.37)	(0.50)	(0.55)	(0.75)	(0.85)
Net realized and unrealized gains (losses) on investments	(0.99)		(4.33)	(9.60)	(7.40)	(4.20)	(11.85)
Total income (loss) from investment activities	(1.14)		(4.70)	(10.10)	(7.95)	(4.95)	(12.70)

Net Asset Value, End of Period	$18.41		$19.55	$24.25	$34.35	$42.30	$47.25

Total Return	(5.83	)%(C)	(19.38)%	(29.40)%	(18.79)%	(10.48)%	(21.18)%

Ratios to Average Net Assets:
Gross expenses(d)	1.83%		1.99%	1.82%	1.89%	1.80%	1.81%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.65)%		(1.66)%	(1.65)%	(1.58)%	(1.65)%	(1.56)%

Supplemental Data:
Net assets, end of period (000’s)	$3,932		$2,794	$3,252	$7,521	$11,135	$9,420
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)              As described in Note 10, adjusted for 1:5 reverse stock split that occurred on October 20, 2014.

(b)             Per share net investment income (loss) has been calculated using the average daily shares method.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

174 :: ProFund VP Short International :: Financial Statements

Investment Objective: The ProFund VP Short International seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the Morgan Stanley Capital International Europe, Australasia and Far East (“MSCI EAFE”) Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short International primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

MSCI EAFE Index — Composition

Industry Breakdown	% of Index
Financials	26%
Consumer Discretionary	13%
Industrials	13%
Health Care	11%
Consumer Staples	11%
Materials	7%
Energy	5%
Telecommunication Services	5%
Information Technology	5%
Utilities	4%

Country Composition
Japan	23%
United Kingdom	20%
France	10%
Switzerland	9%
Germany	9%
Other	29%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (96.3%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $1,358,001	$1,358,000	$1,358,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,358,000)		1,358,000
TOTAL INVESTMENT SECURITIES (Cost $1,358,000)—96.3%		1,358,000
Net other assets (liabilities)—3.7%		51,961
NET ASSETS—100.0%		$1,409,961

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $263,000.

Swap Agreements††

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
MSCI EAFE Index	Goldman Sachs International	7/27/15	0.25%	$(255,322)	$942
MSCI EAFE Index	UBS AG	7/27/15	0.15%	(1,148,062)	3,959
				$(1,403,384)	$4,901

††                    In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

^                            Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short International :: 175

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$1,358,000
Repurchase agreements, at value	1,358,000
Total Investment Securities, at value	1,358,000
Cash	956
Unrealized gain on swap agreements	4,901
Receivable for capital shares issued	50,398
Prepaid expenses	16
TOTAL ASSETS	1,414,271

LIABILITIES:
Payable for capital shares redeemed	1,913
Advisory fees payable	700
Management services fees payable	93
Administration fees payable	34
Administrative services fees payable	551
Distribution fees payable	576
Transfer agency fees payable	82
Fund accounting fees payable	40
Compliance services fees payable	6
Other accrued expenses	315
TOTAL LIABILITIES	4,310
NET ASSETS	$1,409,961

NET ASSETS CONSIST OF:
Capital	$3,123,528
Accumulated net investment income (loss)	(9,914)
Accumulated net realized gains (losses) on investments	(1,708,554)
Net unrealized appreciation (depreciation) on investments	4,901
NET ASSETS	$1,409,961
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	115,247
Net Asset Value (offering and redemption price per share)	$12.23

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$183

EXPENSES:
Advisory fees	4,508
Management services fees	601
Administration fees	237
Transfer agency fees	343
Administrative services fees	1,348
Distribution fees	1,503
Custody fees	896
Fund accounting fees	307
Trustee fees	16
Compliance services fees	6
Printing fees	675
Other fees	336
Total Gross Expenses before reductions	10,776
Expenses reduced and reimbursed by the Advisor	(679)
TOTAL NET EXPENSES	10,097
NET INVESTMENT INCOME (LOSS)	(9,914)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(92,514)
Change in net unrealized appreciation/depreciation on investments	(15,086)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(107,600)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(117,514)

See accompanying notes to financial statements.

176 :: ProFund VP Short International :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(9,914)	$(27,386)
Net realized gains (losses) on investments	(92,514)	1,887
Change in net unrealized appreciation/depreciation on investments	(15,086)	31,800
Change in net assets resulting from operations	(117,514)	6,301

CAPITAL TRANSACTIONS:
Proceeds from shares issued	3,632,512	10,690,827
Value of shares redeemed	(3,591,868)	(10,653,048)
Change in net assets resulting from capital transactions	40,644	37,779
Change in net assets	(76,870)	44,080

NET ASSETS:
Beginning of period	1,486,831	1,442,751
End of period	$1,409,961	$1,486,831
Accumulated net investment income (loss)	$(9,914)	$—

SHARE TRANSACTIONS:
Issued	290,002	824,636
Redeemed	(287,251)	(824,288)
Change in shares	2,751	348

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short International :: 177

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$13.22		$12.86	$16.28	$20.92	$20.55	$24.09

Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.21)	(0.24)	(0.30)	(0.34)	(0.38)
Net realized and unrealized gains (losses) on investments	(0.89)		0.57	(3.18)	(3.82)	0.71	(3.16)
Total income (loss) from investment activities	(0.99)		0.36	(3.42)	(4.12)	0.37	(3.54)

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	(0.52)	—	—

Net Asset Value, End of Period	$12.23		$13.22	$12.86	$16.28	$20.92	$20.55

Total Return	(7.49	)%(b)	2.80%	(21.01)%	(20.15)%	1.80%	(14.69)%

Ratios to Average Net Assets:
Gross expenses(c)	1.79%		2.06%	1.86%	2.00%	1.83%	1.87%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.65)%		(1.66)%	(1.65)%	(1.58)%	(1.65)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$1,410		$1,487	$1,443	$1,669	$2,746	$1,213
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

178 :: ProFund VP Short Emerging Markets :: Financial Statements

Investment Objective: The ProFund VP Short Emerging Markets seeks daily investment results, before fees and expenses, that correspond to the inverse (-1x) of the daily performance of the BNY Mellon Emerging Markets 50 ADR Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Short Emerging Markets primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

BNY Mellon Emerging Markets 50 ADR Index — Composition

Industry Breakdown	% of Index
Information Technology	29%
Telecommunication Services	18%
Financials	18%
Energy	15%
Consumer Staples	6%
Consumer Discretionary	6%
Materials	5%
Utilities	2%
Industrials	1%

Country Composition
China	28%
Brazil	18%
Taiwan	13%
India	10%
Mexico	9%
Hong Kong	9%
Other	13%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (105.7%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $1,575,002	$1,575,000	$1,575,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,575,000)		1,575,000
TOTAL INVESTMENT SECURITIES (Cost $1,575,000)—105.7%		1,575,000
Net other assets (liabilities)—(5.7)%		(84,803)
NET ASSETS—100.0%		$1,490,197

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $359,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
BNY Mellon Emerging Markets 50 ADR Index	Goldman Sachs International	7/27/15	0.35%	$(437,891)	$(4,752)
BNY Mellon Emerging Markets 50 ADR Index	UBS AG	7/27/15	0.30%	(1,045,604)	(12,389)
				$(1,483,495)	$(17,141)

^                            Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Short Emerging Markets :: 179

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$1,575,000
Repurchase agreements, at value	1,575,000
Total Investment Securities, at value	1,575,000
Cash	797
Interest receivable	2
Receivable for capital shares issued	16,162
Prepaid expenses	21
TOTAL ASSETS	1,591,982

LIABILITIES:
Payable for capital shares redeemed	81,092
Unrealized loss on swap agreements	17,141
Advisory fees payable	839
Management services fees payable	112
Administration fees payable	37
Administrative services fees payable	817
Distribution fees payable	879
Transfer agency fees payable	107
Fund accounting fees payable	43
Compliance services fees payable	7
Other accrued expenses	711
TOTAL LIABILITIES	101,785
NET ASSETS	$1,490,197

NET ASSETS CONSIST OF:
Capital	$2,394,939
Accumulated net investment income (loss)	(11,728)
Accumulated net realized gains (losses) on investments	(875,873)
Net unrealized appreciation (depreciation) on investments	(17,141)
NET ASSETS	$1,490,197
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	120,269
Net Asset Value (offering and redemption price per share)	$12.39

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$234

EXPENSES:
Advisory fees	5,340
Management services fees	712
Administration fees	284
Transfer agency fees	405
Administrative services fees	1,610
Distribution fees	1,780
Custody fees	973
Fund accounting fees	357
Trustee fees	19
Compliance services fees	8
Printing fees	836
Other fees	711
Total Gross Expenses before reductions	13,035
Expenses reduced and reimbursed by the Advisor	(1,073)
TOTAL NET EXPENSES	11,962
NET INVESTMENT INCOME (LOSS)	(11,728)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(31,548)
Change in net unrealized appreciation/depreciation on investments	(26,840)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(58,388)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(70,116)

See accompanying notes to financial statements.

180 :: ProFund VP Short Emerging Markets :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(11,728)	$(24,326)
Net realized gains (losses) on investments	(31,548)	(237,999)
Change in net unrealized appreciation/depreciation on investments	(26,840)	13,513
Change in net assets resulting from operations	(70,116)	(248,812)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,129,217	16,561,266
Value of shares redeemed	(10,217,539)	(15,818,212)
Change in net assets resulting from capital transactions	(88,322)	743,054
Change in net assets	(158,438)	494,242

NET ASSETS:
Beginning of period	1,648,635	1,154,393
End of period	$1,490,197	$1,648,635
Accumulated net investment income (loss)	$(11,728)	$—

SHARE TRANSACTIONS:
Issued	827,129	1,287,531
Redeemed	(837,789)	(1,245,615)
Change in shares	(10,660)	41,916

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Short Emerging Markets :: 181

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$12.59		$12.97	$13.00	$14.95	$13.51	$16.56

Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.21)	(0.23)	(0.22)	(0.23)	(0.25)
Net realized and unrealized gains (losses) on investments	(0.10)		(0.17)	0.20	(1.73)	1.67	(2.80)
Total income (loss) from investment activities	(0.20)		(0.38)	(0.03)	(1.95)	1.44	(3.05)

Net Asset Value, End of Period	$12.39		$12.59	$12.97	$13.00	$14.95	$13.51

Total Return	(1.59	)%(b)	(2.93)%	(0.23)%	(13.04)%	10.66%	(18.42)%

Ratios to Average Net Assets:
Gross expenses(c)	1.83%		2.18%	1.93%	2.06%	1.93%	1.79%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.65)%		(1.66)%	(1.66)%	(1.57)%	(1.64)%	(1.56)%

Supplemental Data:
Net assets, end of period (000’s)	$1,490		$1,649	$1,154	$1,282	$1,920	$2,421
Portfolio turnover rate(d)	—		—	—	—	—	—

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

182 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Investment Objective: The ProFund VP UltraShort Dow 30 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the Dow Jones Industrial Average.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(201)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort Dow 30 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Industrial Average — Composition

% of Index
Industrials	20%
Information Technology	17%
Financials	17%
Consumer Discretionary	16%
Health Care	12%
Consumer Staples	7%
Energy	7%
Materials	2%
Telecommunication Services	2%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (105.0%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $30,000	$30,000	$30,000
TOTAL REPURCHASE AGREEMENTS (Cost $30,000)		30,000
TOTAL INVESTMENT SECURITIES (Cost $30,000)—105.0%		30,000
Net other assets (liabilities)—(5.0)%		(1,421)
NET ASSETS—100.0%		$28,579

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $16,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Industrial Average	Goldman Sachs International	7/27/15	(0.45)%	$(47,883)	$(68)
Dow Jones Industrial Average	UBS AG	7/27/15	(0.25)%	(9,487)	(13)
				$(57,370)	$(81)

^                            Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort Dow 30 :: 183

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$30,000
Repurchase agreements, at value	30,000
Total Investment Securities, at value	30,000
Cash	127
Prepaid expenses	1
TOTAL ASSETS	30,128

LIABILITIES:
Unrealized loss on swap agreements	81
Advisory fees payable	118
Management services fees payable	16
Administration fees payable	5
Administrative services fees payable	28
Distribution fees payable	200
Transfer agency fees payable	39
Fund accounting fees payable	6
Compliance services fees payable	1
Other accrued expenses	1,055
TOTAL LIABILITIES	1,549
NET ASSETS	$28,579

NET ASSETS CONSIST OF:
Capital	$895,010
Accumulated net investment income (loss)	(2,243)
Accumulated net realized gains (losses) on investments	(864,107)
Net unrealized appreciation (depreciation) on investments	(81)
NET ASSETS	$28,579
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,778
Net Asset Value (offering and redemption price per share)	$16.07

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$42

EXPENSES:
Advisory fees	1,020
Management services fees	136
Administration fees	71
Transfer agency fees	102
Administrative services fees	55
Distribution fees	340
Custody fees	2,289
Fund accounting fees	91
Trustee fees	5
Compliance services fees	1
Printing fees	246
Other fees	173
Total Gross Expenses before reductions	4,529
Expenses reduced and reimbursed by the Advisor	(2,244)
TOTAL NET EXPENSES	2,285
NET INVESTMENT INCOME (LOSS)	(2,243)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	(44,203)
Change in net unrealized appreciation/depreciation on investments	(1,258)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(45,461)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(47,704)

See accompanying notes to financial statements.

184 :: ProFund VP UltraShort Dow 30 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(2,243)	$(4,040)
Net realized gains (losses) on investments	(44,203)	(89,739)
Change in net unrealized appreciation/depreciation on investments	(1,258)	3,511
Change in net assets resulting from operations	(47,704)	(90,268)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	17,377,313	27,259,851
Value of shares redeemed	(17,351,213)	(27,310,852)
Change in net assets resulting from capital transactions	26,100	(51,001)
Change in net assets	(21,604)	(141,269)

NET ASSETS:
Beginning of period	50,183	191,452
End of period	$28,579	$50,183
Accumulated net investment income (loss)	$(2,243)	$—

SHARE TRANSACTIONS:
Issued	1,106,437	1,414,012	(a)
Redeemed	(1,107,648)	(1,419,554	)(a)
Change in shares	(1,211)	(5,542)

(a)                   As described in Note 10, share amounts have been adjusted for 1:12 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort Dow 30 :: 185

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)	Year Ended Dec. 31, 2010(a)
Net Asset Value, Beginning of Period	$16.79		$22.44	$39.84	$52.08	$72.84	$110.04

Investment Activities:
Net investment income (loss)(b)	(0.13)		(0.32)	(0.48)	(0.72)	(1.08)	(1.44)
Net realized and unrealized gains (losses) on investments	(0.59)		(5.33)	(16.92)	(11.52)	(19.68)	(35.76)
Total income (loss) from investment activities	(0.72)		(5.65)	(17.40)	(12.24)	(20.76)	(37.20)

Net Asset Value, End of Period	$16.07		$16.79	$22.44	$39.84	$52.08	$72.84

Total Return	(4.29	)%(c)	(25.18)%	(43.84)%	(23.27)%	(28.50)%	(33.73)%

Ratios to Average Net Assets:
Gross expenses(d)	3.33%		4.08%	3.41%	2.80%	2.10%	1.84%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.67%	1.69	%(e)
Net investment income (loss)(d)	(1.65)%		(1.66)%	(1.65)%	(1.58)%	(1.64)%	(1.58)%

Supplemental Data:
Net assets, end of period (000’s)	$29		$50	$191	$262	$322	$506
Portfolio turnover rate(f)	—		—	—	—	—	—

(a)              As described in Note 10, adjusted for 1:12 reverse stock split that occurred on October 20, 2014.

(b)             Per share net investment income (loss) has been calculated using the average daily shares method.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              The expense ratio does not correlate to the applicable expense limits in place during the period due to the timing of the net expense accrual relative to sales and purchases of fund shares during the period.

(f)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

186 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Investment Objective: The ProFund VP UltraShort NASDAQ-100 seeks daily investment results, before fees and expenses, that correspond to twice the inverse (-2x) of the daily performance of the NASDAQ-100® Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Futures Contracts	(8)%
Swap Agreements	(193)%
Total Exposure	(201)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP UltraShort NASDAQ-100 primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

NASDAQ-100 Index — Composition

% of Index
Information Technology	55%
Consumer Discretionary	20%
Health Care	16%
Consumer Staples	6%
Industrials	2%
Telecommunication Services	1%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (35.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $402,000	$402,000	$402,000
TOTAL REPURCHASE AGREEMENTS (Cost $402,000)		402,000
TOTAL INVESTMENT SECURITIES (Cost $402,000)—35.9%		402,000
Net other assets (liabilities)—64.1%		719,066
NET ASSETS—100.0%		$1,121,066

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                   A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $305,000.

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
E-Mini NASDAQ-100 Futures Contracts	1	9/21/15	$87,750	$2,763

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
NASDAQ-100 Index	Goldman Sachs International	7/27/15	(0.35)%	$(102,498)	$(396)
NASDAQ-100 Index	UBS AG	7/27/15	(0.25)%	(2,066,019)	(2,469)
				$(2,168,517)	$(2,865)

^                            Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP UltraShort NASDAQ-100 :: 187

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$402,000
Repurchase agreements, at value	402,000
Total Investment Securities, at value	402,000
Cash	668
Segregated cash balances with brokers	4,085
Receivable for capital shares issued	722,859
Prepaid expenses	15
TOTAL ASSETS	1,129,627

LIABILITIES:
Unrealized loss on swap agreements	2,865
Variation margin on futures contracts	315
Advisory fees payable	1,407
Management services fees payable	188
Administration fees payable	62
Administrative services fees payable	811
Distribution fees payable	1,222
Transfer agency fees payable	185
Fund accounting fees payable	72
Compliance services fees payable	9
Other accrued expenses	1,425
TOTAL LIABILITIES	8,561
NET ASSETS	$1,121,066

NET ASSETS CONSIST OF:
Capital	$4,675,943
Accumulated net investment income (loss)	(13,902)
Accumulated net realized gains (losses) on investments	(3,540,873)
Net unrealized appreciation (depreciation) on investments	(102)
NET ASSETS	$1,121,066
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	75,644
Net Asset Value (offering and redemption price per share)	$14.82

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$286

EXPENSES:
Advisory fees	6,334
Management services fees	845
Administration fees	369
Transfer agency fees	531
Administrative services fees	1,393
Distribution fees	2,111
Custody fees	1,439
Fund accounting fees	470
Trustee fees	26
Compliance services fees	11
Other fees	1,394
Total Gross Expenses before reductions	14,923
Expenses reduced and reimbursed by the Advisor	(735)
TOTAL NET EXPENSES	14,188
NET INVESTMENT INCOME (LOSS)	(13,902)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(5,220)
Net realized gains (losses) on swap agreements	(1,555)
Change in net unrealized appreciation/depreciation on investments	(20,910)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(27,685)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(41,587)

See accompanying notes to financial statements.

188 :: ProFund VP UltraShort NASDAQ-100 :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(13,902)	$(21,395)
Net realized gains (losses) on investments	(6,775)	(894,691)
Change in net unrealized appreciation/depreciation on investments	(20,910)	58,290
Change in net assets resulting from operations	(41,587)	(857,796)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	79,161,319	89,513,875
Value of shares redeemed	(78,603,304)	(88,807,878)
Change in net assets resulting from capital transactions	558,015	705,997
Change in net assets	516,428	(151,799)

NET ASSETS:
Beginning of period	604,638	756,437
End of period	$1,121,066	$604,638
Accumulated net investment income (loss)	$(13,902)	$—

SHARE TRANSACTIONS:
Issued	5,299,508	4,343,289	(a)
Redeemed	(5,259,622)	(4,336,051	)(a)
Change in shares	39,886	7,238

(a)                   As described in Note 10, share amounts have been adjusted for 1:14 reverse stock split that occurred on October 20, 2014.

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP UltraShort NASDAQ-100 :: 189

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014(a)	Year Ended Dec. 31, 2013(a)	Year Ended Dec. 31, 2012(a)	Year Ended Dec. 31, 2011(a)	Year Ended Dec. 31, 2010(a)
Net Asset Value, Beginning of Period	$16.91		$26.46	$51.24	$79.10	$101.64	$172.20

Investment Activities:
Net investment income (loss)(b)	(0.12)		(0.35)	(0.70)	(0.84)	(1.40)	(2.10)
Net realized and unrealized gains (losses) on investments	(1.97)		(9.20)	(24.08)	(27.02)	(21.14)	(68.46)
Total income (loss) from investment activities	(2.09)		(9.55)	(24.78)	(27.86)	(22.54)	(70.56)

Net Asset Value, End of Period	$14.82		$16.91	$26.46	$51.24	$79.10	$101.64

Total Return	(12.36	)%(c)	(35.75)%	(48.63)%	(35.22)%	(22.18)%	(41.02)%

Ratios to Average Net Assets:
Gross expenses(d)	1.77%		2.20%	1.97%	2.01%	2.04%	1.74%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.67%	1.61%
Net investment income (loss)(d)	(1.65)%		(1.66)%	(1.65)%	(1.57)%	(1.64)%	(1.49)%

Supplemental Data:
Net assets, end of period (000’s)	$1,121		$605	$756	$1,441	$1,190	$1,761
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)              As described in Note 10, adjusted for 1:14 reverse stock split that occurred on October 20, 2014.

(b)             Per share net investment income (loss) has been calculated using the average daily shares method.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

190 :: ProFund VP Banks :: Financial Statements

Investment Objective: The ProFund VP Banks seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Banks Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	74%
Swap Agreements	26%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	15.1%
JPMorgan Chase & Co.	14.4%
Bank of America Corp.	10.2%
Citigroup, Inc.	9.6%
U.S. Bancorp	4.4%

Dow Jones U.S. Banks Index — Composition

The Dow Jones U.S. Banks Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (73.6%)

	Shares	Value
Associated Banc-Corp. (Banks)	689	$13,966
BancorpSouth, Inc. (Banks)	386	9,943
Bank of America Corp. (Banks)	47,096	801,574
Bank of Hawaii Corp. (Banks)	191	12,736
BankUnited, Inc. (Banks)	468	16,815
BB&T Corp. (Banks)	3,275	132,015
BOK Financial Corp. (Banks)	93	6,471
Capitol Federal Financial, Inc. (Savings & Loans)	576	6,935
Cathay General Bancorp (Banks)	334	10,838
Citigroup, Inc. (Banks)	13,605	751,540
Citizens Financial Group, Inc. (Banks)	1,203	32,854
City National Corp. (Banks)	216	19,524
Comerica, Inc. (Banks)	794	40,748
Commerce Bancshares, Inc. (Banks)	373	17,445
Cullen/Frost Bankers, Inc. (Banks)	251	19,724
East West Bancorp, Inc. (Banks)	647	28,999
F.N.B. Corp. (Banks)	784	11,227
Fifth Third Bancorp (Banks)	3,634	75,660
First Financial Bankshares, Inc. (Banks)	290	10,046
First Horizon National Corp. (Banks)	1,049	16,431
First Niagara Financial Group, Inc. (Savings & Loans)	1,578	14,896
First Republic Bank (Banks)	598	37,692
FirstMerit Corp. (Banks)	739	15,393
Fulton Financial Corp. (Banks)	797	10,409
Glacier Bancorp, Inc. (Banks)	340	10,003
Hancock Holding Co. (Banks)	353	11,264
Hudson City Bancorp, Inc. (Savings & Loans)	2,165	21,390
Huntington Bancshares, Inc. (Banks)	3,626	41,010
IBERIABANK Corp. (Banks)	148	10,098
International Bancshares Corp. (Banks)	256	6,879
Investors Bancorp, Inc. (Savings & Loans)	1,527	18,782
JPMorgan Chase & Co. (Banks)	16,644	1,127,798
KeyCorp (Banks)	3,807	57,181
M&T Bank Corp. (Banks)	595	74,333
MB Financial, Inc. (Banks)	292	10,056
New York Community Bancorp, Inc. (Savings & Loans)	1,995	36,669
PacWest Bancorp (Banks)	439	20,528
People’s United Financial, Inc. (Savings & Loans)	1,389	22,516
PNC Financial Services Group, Inc. (Banks)	2,326	222,482
Popular, Inc.* (Banks)	468	13,506
PrivateBancorp, Inc. (Banks)	315	12,543
Prosperity Bancshares, Inc. (Banks)	269	15,532
Regions Financial Corp. (Banks)	6,016	62,326
Signature Bank* (Banks)	229	33,523
SunTrust Banks, Inc. (Banks)	2,317	99,677
Susquehanna Bancshares, Inc. (Banks)	817	11,536
SVB Financial Group* (Banks)	232	33,403
Synovus Financial Corp. (Banks)	596	18,369
TCF Financial Corp. (Banks)	756	12,557
Texas Capital Bancshares, Inc.* (Banks)	203	12,635
Trustmark Corp. (Banks)	298	7,444
U.S. Bancorp (Banks)	7,950	345,030
UMB Financial Corp. (Banks)	186	10,606
Umpqua Holdings Corp. (Banks)	989	17,792
United Bankshares, Inc. (Banks)	289	11,626
Valley National Bancorp (Banks)	991	10,217
Washington Federal, Inc. (Savings & Loans)	423	9,877
Webster Financial Corp. (Banks)	411	16,255
Wells Fargo & Co. (Banks)	21,011	1,181,660
Wintrust Financial Corp. (Banks)	211	11,263
Zions Bancorp (Banks)	907	28,784
TOTAL COMMON STOCKS (Cost $2,789,750)		5,781,031

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $16,000	$16,000	$16,000
TOTAL REPURCHASE AGREEMENTS (Cost $16,000)		16,000
TOTAL INVESTMENT SECURITIES (Cost $2,805,750)—73.8%		5,797,031
Net other assets (liabilities)—26.2%		2,054,913
NET ASSETS—100.0%		$7,851,944

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 191

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Banks Index	Goldman Sachs International	7/23/15	0.45%	$2,069,752	$(248)

^	Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Banks invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Banks	$5,649,966	71.9%
Savings & Loans	131,065	1.7%
Other**	2,070,913	26.4%
Total	$7,851,944	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

192 :: ProFund VP Banks :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$2,805,750
Securities, at value	5,781,031
Repurchase agreements, at value	16,000
Total Investment Securities, at value	5,797,031
Cash	589
Dividends and interest receivable	5,268
Receivable for capital shares issued	81,810
Receivable for investments sold	2,000,217
Prepaid expenses	82
TOTAL ASSETS	7,884,997

LIABILITIES:
Payable for capital shares redeemed	18,951
Unrealized loss on swap agreements	248
Advisory fees payable	4,178
Management services fees payable	557
Administration fees payable	183
Administrative services fees payable	2,457
Distribution fees payable	2,284
Transfer agency fees payable	508
Fund accounting fees payable	214
Compliance services fees payable	32
Other accrued expenses	3,441
TOTAL LIABILITIES	33,053
NET ASSETS	$7,851,944

NET ASSETS CONSIST OF:
Capital	$21,606,179
Accumulated net investment income (loss)	5,860
Accumulated net realized gains (losses) on investments	(16,751,128)
Net unrealized appreciation (depreciation) on investments	2,991,033
NET ASSETS	$7,851,944

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	420,280
Net Asset Value (offering and redemption price per share)	$18.68

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$56,317
Interest	9
TOTAL INVESTMENT INCOME	56,326

EXPENSES:
Advisory fees	22,530
Management services fees	3,004
Administration fees	1,183
Transfer agency fees	1,693
Administrative services fees	9,023
Distribution fees	7,510
Custody fees	1,250
Fund accounting fees	1,665
Trustee fees	80
Compliance services fees	32
Other fees	3,437
Total Gross Expenses before reductions	51,407
Expenses reduced and reimbursed by the Advisor	(941)
TOTAL NET EXPENSES	50,466
NET INVESTMENT INCOME (LOSS)	5,860

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	446,444
Net realized gains (losses) on swap agreements	(8,393)
Change in net unrealized appreciation/depreciation on investments	(462,456)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(24,405)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(18,545)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Banks :: 193

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$5,860	$15,650
Net realized gains (losses) on investments	438,051	(290,388)
Change in net unrealized appreciation/depreciation on investments	(462,456)	512,416
Change in net assets resulting from operations	(18,545)	237,678

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,650)	(8,043)
Change in net assets resulting from distributions	(15,650)	(8,043)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	9,538,285	27,695,829
Dividends reinvested	15,650	8,043
Value of shares redeemed	(10,080,453)	(27,148,794)
Change in net assets resulting from capital transactions	(526,518)	555,078
Change in net assets	(560,713)	784,713

NET ASSETS:
Beginning of period	8,412,657	7,627,944
End of period	$7,851,944	$8,412,657
Accumulated net investment income (loss)	$5,860	$15,650

SHARE TRANSACTIONS:
Issued	532,480	1,619,297
Reinvested	880	491
Redeemed	(576,552)	(1,619,639)
Change in shares	(43,192)	149

See accompanying notes to financial statements.

194 :: ProFund VP Banks :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$18.15		$16.46	$12.42	$9.31	$12.71	$11.74

Investment Activities:
Net investment income (loss)(a)	0.02		0.03	0.01	0.07	(0.04)	(0.11)
Net realized and unrealized gains (losses) on investments	0.56	(b)	1.68	4.13	3.04	(3.36)	0.01
Total income (loss) from investment activities	0.58		1.71	4.14	3.11	(3.40)	1.09

Distributions to Shareholders From:
Net investment income	(0.05)		(0.02)	(0.10)	—	—	(0.01)

Net Asset Value, End of Period	$18.68		$18.15	$16.46	$12.42	$9.31	$12.71

Total Return	3.21	%(c)	10.38%	33.45%	33.40%	(26.75)%	8.34%

Ratios to Average Net Assets:
Gross expenses(d)	1.71%		1.79%	1.79%	1.98%	1.92%	1.89%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	0.20%		0.18%	0.08%	0.60%	(0.31)%	(0.89)%

Supplemental Data:
Net assets, end of period (000’s)	$7,852		$8,413	$7,628	$8,285	$2,485	$7,005
Portfolio turnover rate(e)	214	%(c)	437%	574%	786%	716%	559%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)

The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 195

Investment Objective: The ProFund VP Basic Materials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Basic Materials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
E.I. du Pont de Nemours & Co.	9.4%
The Dow Chemical Co.	9.0%
Monsanto Co.	8.3%
LyondellBasell Industries N.V.	6.6%
Praxair, Inc.	5.6%

Dow Jones U.S. Basic Materials Index — Composition

% of Index
Chemicals	80%
Metals & Mining	15%
Paper & Forest Products	4%
Oil, Gas & Consumable Fuels	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
Air Products & Chemicals, Inc. (Chemicals)	5,491	$751,334
Airgas, Inc. (Chemicals)	1,931	204,261
Albemarle Corp. (Chemicals)	3,187	176,145
Alcoa, Inc. (Mining)	34,726	387,195
Allegheny Technologies, Inc. (Iron/Steel)	3,103	93,711
Ashland, Inc. (Chemicals)	1,766	215,275
Axiall Corp. (Chemicals)	1,994	71,884
Cabot Corp. (Chemicals)	1,803	67,234
Carpenter Technology Corp. (Iron/Steel)	1,432	55,390
Celanese Corp.—Series A (Chemicals)	4,353	312,894
CF Industries Holdings, Inc. (Chemicals)	6,686	429,776
Chemtura Corp.* (Chemicals)	1,908	54,015
Cliffs Natural Resources, Inc. (Iron/Steel)	4,354	18,853
Commercial Metals Co. (Iron/Steel)	3,288	52,871
Compass Minerals International, Inc. (Mining)	956	78,526
CONSOL Energy, Inc. (Coal)	6,501	141,332
Cytec Industries, Inc. (Chemicals)	2,028	122,755
Domtar Corp. (Forest Products & Paper)	1,818	75,265
E.I. du Pont de Nemours & Co. (Chemicals)	25,716	1,644,537
Eastman Chemical Co. (Chemicals)	4,232	346,262
Ecolab, Inc. (Chemicals)	7,613	860,802
FMC Corp. (Chemicals)	3,794	199,375
Freeport-McMoRan, Inc. (Mining)	29,545	550,127
H.B. Fuller Co. (Chemicals)	1,435	58,290
Huntsman Corp. (Chemicals)	5,786	127,697
International Flavors & Fragrances, Inc. (Chemicals)	2,298	251,148
International Paper Co. (Forest Products & Paper)	12,013	571,699
KapStone Paper & Packaging Corp. (Packaging & Containers)	2,406	55,627
LyondellBasell Industries N.V.—Class A (Chemicals)	11,160	1,155,284
Minerals Technologies, Inc. (Chemicals)	987	67,244
Monsanto Co. (Chemicals)	13,525	1,441,630
NewMarket Corp. (Chemicals)	301	133,611
Newmont Mining Corp. (Mining)	15,024	350,961
Nucor Corp. (Iron/Steel)	9,066	399,538
Olin Corp. (Chemicals)	2,202	59,344
Peabody Energy Corp. (Coal)	7,891	17,281
Platform Specialty Products Corp.* (Chemicals)	3,447	88,174
PolyOne Corp. (Chemicals)	2,534	99,257
Polypore International, Inc.* (Miscellaneous Manufacturing)	1,269	75,988
PPG Industries, Inc. (Chemicals)	7,723	885,983
Praxair, Inc. (Chemicals)	8,190	979,115
Reliance Steel & Aluminum Co. (Iron/Steel)	2,110	127,613
Resolute Forest Products, Inc.* (Forest Products & Paper)	2,696	30,330
Royal Gold, Inc. (Mining)	1,852	114,065
RPM International, Inc. (Chemicals)	3,785	185,351
Sensient Technologies Corp. (Chemicals)	1,327	90,687
Sigma-Aldrich Corp. (Chemicals)	3,393	472,815
Steel Dynamics, Inc. (Iron/Steel)	6,869	142,291
Stillwater Mining Co.* (Mining)	3,429	39,742
The Dow Chemical Co. (Chemicals)	30,787	1,575,371
The Mosaic Co. (Chemicals)	8,817	413,076
The Scotts Miracle-Gro Co.—Class A (Housewares)	1,270	75,197
TimkenSteel Corp. (Metal Fabricate/Hardware)	1,068	28,825
United States Steel Corp. (Iron/Steel)	4,138	85,326
W.R. Grace & Co.* (Chemicals)	2,068	207,420
Westlake Chemical Corp. (Chemicals)	1,170	80,250
Worthington Industries, Inc. (Iron/Steel)	1,374	41,302
TOTAL COMMON STOCKS (Cost $7,520,867)		17,437,351
TOTAL INVESTMENT SECURITIES (Cost $7,520,867)—99.8%		17,437,351
Net other assets (liabilities)—0.2%		30,441
NET ASSETS—100.0%		$17,467,792

*                      Non-income producing security

See accompanying notes to financial statements.

196 :: ProFund VP Basic Materials :: Financial Statements

ProFund VP Basic Materials invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Chemicals	$13,828,296	79.2%
Coal	158,613	0.9%
Forest Products & Paper	677,294	3.9%
Housewares	75,197	0.4%
Iron/Steel	1,016,895	5.8%
Metal Fabricate/Hardware	28,825	0.2%
Mining	1,520,616	8.7%
Miscellaneous Manufacturing	75,988	0.4%
Packaging & Containers	55,627	0.3%
Other**	30,441	0.2%
Total	$17,467,792	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Basic Materials :: 197

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$7,520,867
Securities, at value	17,437,351
Total Investment Securities, at value	17,437,351
Dividends receivable	37,693
Receivable for capital shares issued	73,852
Prepaid expenses	255
TOTAL ASSETS	17,549,151

LIABILITIES:
Payable for capital shares redeemed	41,810
Cash overdraft	2,943
Advisory fees payable	9,744
Management services fees payable	1,299
Administration fees payable	495
Administrative services fees payable	8,433
Distribution fees payable	7,816
Transfer agency fees payable	1,513
Fund accounting fees payable	580
Compliance services fees payable	95
Other accrued expenses	6,631
TOTAL LIABILITIES	81,359
NET ASSETS	$17,467,792

NET ASSETS CONSIST OF:
Capital	$22,860,795
Accumulated net investment income (loss)	42,349
Accumulated net realized gains (losses) on investments	(15,351,836)
Net unrealized appreciation (depreciation) on investments	9,916,484
NET ASSETS	$17,467,792

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	320,054
Net Asset Value (offering and redemption price per share)	$54.58

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$203,807
Interest	5
TOTAL INVESTMENT INCOME	203,812

EXPENSES:
Advisory fees	70,568
Management services fees	9,409
Administration fees	2,767
Transfer agency fees	3,963
Administrative services fees	27,833
Distribution fees	23,523
Custody fees	1,456
Fund accounting fees	3,677
Trustee fees	191
Compliance services fees	95
Printing fees	8,365
Other fees	6,344
Total Gross Expenses before reductions	158,191
Expenses reduced and reimbursed by the Advisor	(119)
TOTAL NET EXPENSES	158,072
NET INVESTMENT INCOME (LOSS)	45,740

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	751,632
Change in net unrealized appreciation/depreciation on investments	(1,242,272)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(490,640)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(444,900)

See accompanying notes to financial statements.

198 :: ProFund VP Basic Materials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$45,740	$99,239
Net realized gains (losses) on investments	751,632	3,305,481
Change in net unrealized appreciation/depreciation on investments	(1,242,272)	(2,954,618)
Change in net assets resulting from operations	(444,900)	450,102

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(99,239)	(179,445)
Change in net assets resulting from distributions	(99,239)	(179,445)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	5,935,700	30,721,111
Dividends reinvested	99,239	179,445
Value of shares redeemed	(7,235,044)	(38,900,555)
Change in net assets resulting from capital transactions	(1,200,105)	(7,999,999)
Change in net assets	(1,744,244)	(7,729,342)

NET ASSETS:
Beginning of period	19,212,036	26,941,378
End of period	$17,467,792	$19,212,036
Accumulated net investment income (loss)	$42,349	$95,848

SHARE TRANSACTIONS:
Issued	103,697	539,351
Reinvested	1,735	3,109
Redeemed	(128,086)	(685,670)
Change in shares	(22,654)	(143,210)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Basic Materials :: 199

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$56.06		$55.44	$47.28	$43.69	$52.17	$40.45

Investment Activities:
Net investment income (loss)(a)	0.14		0.21	0.38	0.37	0.08	0.06
Net realized and unrealized gains (losses) on investments	(1.33)		0.73	8.25	3.35	(8.51)	11.89
Total income (loss) from investment activities	(1.19)		0.94	8.63	3.72	(8.43)	11.95

Distributions to Shareholders From:
Net investment income	(0.29)		(0.32)	(0.47)	(0.13)	(0.05)	(0.23)

Net Asset Value, End of Period	$54.58		$56.06	$55.44	$47.28	$43.69	$52.17

Total Return	(2.14	)%(b)	1.69%	18.43%	8.49%	(16.15)%	29.69%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.74%	1.73%	1.88%	1.78%	1.76%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.49%		0.36%	0.78%	0.80%	0.15%	0.15%

Supplemental Data:
Net assets, end of period (000’s)	$17,468		$19,212	$26,941	$24,257	$30,191	$79,361
Portfolio turnover rate(d)	20	%(b)	83%	85%	56%	53%	134%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

200 :: ProFund VP Biotechnology :: Financial Statements

Investment Objective: The ProFund VP Biotechnology seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Biotechnology Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	71%
Swap Agreements	28%
Total Exposure	99%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Gilead Sciences, Inc.	14.2%
Amgen, Inc.	9.7%
AbbVie, Inc.	9.6%
Biogen, Inc.	7.9%
Celgene Corp.	7.6%

Dow Jones U.S. Biotechnology Index — Composition

The Dow Jones U.S. Biotechnology Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (71.4%)

	Shares	Value
AbbVie, Inc. (Pharmaceuticals)	136,025	$9,139,520
Alexion Pharmaceuticals, Inc.* (Biotechnology)	17,737	3,206,317
Alkermes PLC* (Pharmaceuticals)	11,726	754,451
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	5,798	695,006
Amgen, Inc. (Biotechnology)	60,169	9,237,145
Baxalta, Inc.* (Biotechnology)	43,031	1,374,410
Biogen, Inc.* (Biotechnology)	18,635	7,527,422
BioMarin Pharmaceutical, Inc.* (Biotechnology)	12,665	1,732,319
Bio-Techne Corp. (Healthcare-Products)	2,953	290,782
Celgene Corp.* (Biotechnology)	62,733	7,260,404
Cepheid, Inc.* (Healthcare-Products)	5,715	349,472
Charles River Laboratories International, Inc.* (Biotechnology)	3,727	262,157
Gilead Sciences, Inc. (Biotechnology)	116,294	13,615,701
Illumina, Inc.* (Biotechnology)	11,402	2,489,741
Incyte Corp.* (Biotechnology)	12,863	1,340,453
Intercept Pharmaceuticals, Inc.* (Biotechnology)	1,073	259,001
Isis Pharmaceuticals, Inc.* (Biotechnology)	9,504	546,955
MannKind Corp.* (Pharmaceuticals)	20,721	117,902
Medivation, Inc.* (Biotechnology)	6,214	709,639
Myriad Genetics, Inc.* (Biotechnology)	5,459	185,551
PDL BioPharma, Inc. (Biotechnology)	12,990	83,526
Puma Biotechnology, Inc.* (Biotechnology)	1,655	193,221
Quintiles Transnational Holdings, Inc.* (Pharmaceuticals)	6,415	465,793
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	5,938	3,029,152
Seattle Genetics, Inc.* (Biotechnology)	7,987	386,571
United Therapeutics Corp.* (Biotechnology)	3,688	641,528
Vertex Pharmaceuticals, Inc.* (Biotechnology)	19,310	2,384,399
TOTAL COMMON STOCKS (Cost $31,571,619)		68,278,538

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $138,000	$138,000	$138,000
TOTAL REPURCHASE AGREEMENTS (Cost $138,000)		138,000
TOTAL INVESTMENT SECURITIES (Cost $31,709,619)—71.5%		68,416,538
Net other assets (liabilities)—28.5%		27,284,389
NET ASSETS—100.0%		$95,700,927

*	Non-income producing security
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Biotechnology Index	Goldman Sachs International	7/23/15	0.45%	$26,996,760	$(3,240)

^	Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 201

ProFund VP Biotechnology invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Biotechnology	$57,160,618	59.7%
Healthcare-Products	640,254	0.7%
Pharmaceuticals	10,477,666	11.0%
Other**	27,422,389	28.6%
Total	$95,700,927	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

202 :: ProFund VP Biotechnology :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$31,709,619
Securities, at value	68,278,538
Repurchase agreements, at value	138,000
Total Investment Securities, at value	68,416,538
Cash	550
Receivable for capital shares issued	818,205
Receivable for investments sold	28,592,288
Prepaid expenses	1,002
TOTAL ASSETS	97,828,583

LIABILITIES:
Payable for investments purchased	1,910,944
Payable for capital shares redeemed	66
Unrealized loss on swap agreements	3,240
Advisory fees payable	58,547
Management services fees payable	7,806
Administration fees payable	2,561
Administrative services fees payable	34,156
Distribution fees payable	46,788
Trustee fees payable	21
Transfer agency fees payable	7,353
Fund accounting fees payable	3,001
Compliance services fees payable	460
Other accrued expenses	52,713
TOTAL LIABILITIES	2,127,656
NET ASSETS	$95,700,927

NET ASSETS CONSIST OF:
Capital	$61,420,682
Accumulated net investment income (loss)	(328,638)
Accumulated net realized gains (losses) on investments	(2,094,796)
Net unrealized appreciation (depreciation) on investments	36,703,679
NET ASSETS	$95,700,927

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,284,257
Net Asset Value (offering and redemption price per share)	$74.52

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$377,997
Interest	135
TOTAL INVESTMENT INCOME	378,132

EXPENSES:
Advisory fees	328,369
Management services fees	43,782
Administration fees	15,099
Transfer agency fees	21,624
Administrative services fees	93,210
Distribution fees	109,456
Custody fees	6,071
Fund accounting fees	19,005
Trustee fees	1,037
Compliance services fees	460
Other fees	50,076
Recoupment of prior expenses reduced by the Advisor	18,581
TOTAL NET EXPENSES	706,770
NET INVESTMENT INCOME (LOSS)	(328,638)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	3,425,108
Net realized gains (losses) on swap agreements	(176,229)
Change in net unrealized appreciation/depreciation on investments	6,587,170
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	9,836,049

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$9,507,411

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Biotechnology :: 203

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(328,638)	$(602,984)
Net realized gains (losses) on investments	3,248,879	3,204,976
Change in net unrealized appreciation/depreciation on investments	6,587,170	11,210,799
Change in net assets resulting from operations	9,507,411	13,812,791

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(3,025,316)	(3,937,671)
Change in net assets resulting from distributions	(3,025,316)	(3,937,671)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	34,659,472	84,437,804
Dividends reinvested	3,025,316	3,937,671
Value of shares redeemed	(28,474,767)	(71,313,569)
Change in net assets resulting from capital transactions	9,210,021	17,061,906
Change in net assets	15,692,116	26,937,026

NET ASSETS:
Beginning of period	80,008,811	53,071,785
End of period	$95,700,927	$80,008,811
Accumulated net investment income (loss)	$(328,638)	$—

SHARE TRANSACTIONS:
Issued	471,987	1,328,123
Reinvested	43,592	71,141
Redeemed	(388,629)	(1,160,942)
Change in shares	126,950	238,322

See accompanying notes to financial statements.

204 :: ProFund VP Biotechnology :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$69.13		$57.75	$34.29	$24.37	$22.87	$21.76

Investment Activities:
Net investment income (loss)(a)	(0.27)		(0.62)	(0.39)	(0.37)	(0.34)	(0.36)
Net realized and unrealized gains (losses) on investments	8.20		16.63	23.85	10.29	1.84	1.47
Total income (loss) from investment activities	7.93		16.01	23.46	9.92	1.50	1.11

Distributions to Shareholders From:
Net realized gains on investments	(2.54)		(4.63)	—	—	—	—
Net Asset Value, End of Period	$74.52		$69.13	$57.75	$34.29	$24.37	$22.87

Total Return	11.74	%(b)	29.73%	68.42%	40.71%	6.56%	5.10%

Ratios to Average Net Assets:
Gross expenses(c)	1.61%		1.68%	1.70%	1.79%	1.76%	1.79%
Net expenses(c)	1.61%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.75)%		(0.99)%	(0.83)%	(1.19)%	(1.40)%	(1.59)%

Supplemental Data:
Net assets, end of period (000’s)	$95,701		$80,009	$53,072	$23,306	$7,139	$6,982
Portfolio turnover rate(d)	90	%(b)	248%	254%	336%	324%	237%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 205

Investment Objective: The ProFund VP Consumer Goods seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Goods Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	101%
Total Exposure	101%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Procter & Gamble Co.	10.3%
The Coca-Cola Co.	7.5%
PepsiCo, Inc.	6.7%
Philip Morris International, Inc.	6.0%
Altria Group, Inc.	4.7%

Dow Jones U.S. Consumer Goods Index — Composition

% of Index
Food, Beverage & Tobacco	48%
Household & Personal Products	18%
Consumer Durables & Apparel	16%
Automobiles & Components	13%
Capital Goods	2%
Software & Services	2%
Retailing	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.5%)

	Shares	Value
Activision Blizzard, Inc. (Software)	3,934	$95,242
Altria Group, Inc. (Agriculture)	15,438	755,073
Archer-Daniels-Midland Co. (Agriculture)	4,870	234,831
Autoliv, Inc. (Auto Parts & Equipment)	691	80,674
Avon Products, Inc. (Cosmetics/Personal Care)	3,416	21,384
B&G Foods, Inc.—Class A (Food)	455	12,981
BorgWarner, Inc. (Auto Parts & Equipment)	1,776	100,948
Brown-Forman Corp.—Class B (Beverages)	1,223	122,520
Brunswick Corp. (Leisure Time)	728	37,026
Bunge, Ltd. (Agriculture)	1,127	98,951
Campbell Soup Co. (Food)	1,395	66,472
Carter’s, Inc. (Apparel)	412	43,796
Church & Dwight Co., Inc. (Household Products/Wares)	1,027	83,321
Coach, Inc. (Retail)	2,169	75,069
Coca-Cola Enterprises, Inc. (Beverages)	1,683	73,110
Colgate-Palmolive Co. (Cosmetics/Personal Care)	6,675	436,612
ConAgra Foods, Inc. (Food)	3,353	146,593
Constellation Brands, Inc. (Beverages)	1,330	154,307
Cooper Tire & Rubber Co. (Auto Parts & Equipment)	428	14,479
D.R. Horton, Inc. (Home Builders)	2,619	71,656
Dana Holding Corp. (Auto Parts & Equipment)	1,281	26,363
Darling Ingredients, Inc.* (Food)	1,297	19,014
Dean Foods Co. (Food)	741	11,982
Deckers Outdoor Corp.* (Apparel)	261	18,784
Delphi Automotive PLC (Auto Parts & Equipment)	2,267	192,899
Dr. Pepper Snapple Group, Inc. (Beverages)	1,505	109,715
Electronic Arts, Inc.* (Software)	2,441	162,327
Energizer Holdings, Inc. (Electrical Components & Equipment)	488	64,196
Flowers Foods, Inc. (Food)	1,451	30,689
Ford Motor Co. (Auto Manufacturers)	31,208	468,432
Fossil Group, Inc.* (Distribution/Wholesale)	337	23,374
General Mills, Inc. (Food)	4,680	260,770
General Motors Co. (Auto Manufacturers)	10,598	353,230
Gentex Corp. (Electronics)	2,310	37,930
Genuine Parts Co. (Distribution/Wholesale)	1,195	106,988
Hanesbrands, Inc. (Apparel)	3,153	105,058
Harley-Davidson, Inc. (Leisure Time)	1,641	92,470
Harman International Industries, Inc. (Home Furnishings)	559	66,487
Hasbro, Inc. (Toys/Games/Hobbies)	879	65,740
Herbalife, Ltd.* (Pharmaceuticals)	537	29,583
Herman Miller, Inc. (Office Furnishings)	468	13,539
HNI Corp. (Office Furnishings)	349	17,852
Hormel Foods Corp. (Food)	1,058	59,639
Iconix Brand Group, Inc.* (Apparel)	375	9,364
Ingredion, Inc. (Food)	562	44,853
Jarden Corp.* (Leisure Time)	1,406	72,761
Johnson Controls, Inc. (Auto Parts & Equipment)	5,141	254,635
Kate Spade & Co.* (Retail)	1,002	21,583
Kellogg Co. (Food)	1,967	123,331
Keurig Green Mountain, Inc. (Beverages)	907	69,503
Kimberly-Clark Corp. (Household Products/Wares)	2,858	302,861
Kraft Foods Group, Inc. (Food)	4,650	395,901
Lancaster Colony Corp. (Food)	152	13,809
Lear Corp. (Auto Parts & Equipment)	610	68,479
Leggett & Platt, Inc. (Home Furnishings)	1,082	52,672
Lennar Corp.—Class A (Home Builders)	1,402	71,558
Leucadia National Corp. (Holding Companies-Diversified)	2,475	60,093
LKQ Corp.* (Distribution/Wholesale)	2,388	72,225
lululemon athletica, inc.* (Retail)	821	53,611
Mattel, Inc. (Toys/Games/Hobbies)	2,656	68,233
McCormick & Co., Inc. (Food)	1,003	81,193
Mead Johnson Nutrition Co.—Class A (Pharmaceuticals)	1,590	143,450
Michael Kors Holdings, Ltd.* (Apparel)	1,560	65,660
Mohawk Industries, Inc.* (Textiles)	488	93,159

See accompanying notes to financial statements.

206 :: ProFund VP Consumer Goods :: Financial Statements

Common Stocks, continued

	Shares	Value
Molson Coors Brewing Co.—Class B (Beverages)	1,253	$87,472
Mondelez International, Inc.—Class A (Food)	12,770	525,358
Monster Beverage Corp.* (Beverages)	1,149	153,989
Newell Rubbermaid, Inc. (Housewares)	2,109	86,701
NIKE, Inc.—Class B (Apparel)	5,467	590,545
Nu Skin Enterprises, Inc.—Class A (Retail)	465	21,915
NVR, Inc.* (Home Builders)	30	40,200
PepsiCo, Inc. (Beverages)	11,588	1,081,624
Philip Morris International, Inc. (Agriculture)	12,161	974,947
Polaris Industries, Inc. (Leisure Time)	480	71,093
Pool Corp. (Distribution/Wholesale)	342	24,002
Post Holdings, Inc.* (Food)	431	23,244
PulteGroup, Inc. (Home Builders)	2,576	51,906
PVH Corp. (Retail)	649	74,765
Ralph Lauren Corp. (Apparel)	474	62,739
Reynolds American, Inc. (Agriculture)	3,263	243,616
Skechers U.S.A., Inc.*—Class A (Apparel)	323	35,462
Snap-on, Inc. (Hand/Machine Tools)	458	72,936
Stanley Black & Decker, Inc. (Hand/Machine Tools)	1,207	127,025
Steven Madden, Ltd.* (Apparel)	438	18,738
Take-Two Interactive Software, Inc.* (Software)	664	18,306
Tempur Sealy International, Inc.* (Home Furnishings)	479	31,566
Tenneco, Inc.* (Auto Parts & Equipment)	482	27,686
Tesla Motors, Inc.* (Auto Manufacturers)	764	204,951
The Clorox Co. (Household Products/Wares)	1,030	107,141
The Coca-Cola Co. (Beverages)	30,796	1,208,127
The Estee Lauder Cos., Inc.—Class A (Cosmetics/Personal Care)	1,753	151,915
The Goodyear Tire & Rubber Co. (Auto Parts & Equipment)	2,118	63,858
The Hain Celestial Group, Inc.* (Food)	805	53,017
The Hershey Co. (Food)	1,152	102,332
The JM Smucker Co.—Class A (Food)	761	82,500
The Middleby Corp.* (Machinery-Diversified)	450	50,504
The Procter & Gamble Co. (Cosmetics/Personal Care)	21,298	1,666,355
The Ryland Group, Inc. (Home Builders)	367	17,018
The WhiteWave Foods Co.* (Food)	1,375	67,210
Thor Industries, Inc. (Home Builders)	358	20,148
TiVo, Inc.* (Home Furnishings)	762	7,727
Toll Brothers, Inc.* (Home Builders)	1,258	48,043
TopBuild Corp.* (Engineering & Construction)	303	8,787
TreeHouse Foods, Inc.* (Food)	337	27,307
Tupperware Brands Corp. (Housewares)	391	25,235
Tyson Foods, Inc.—Class A (Food)	2,290	97,623
Under Armour, Inc.*—Class A (Apparel)	1,320	110,141
V.F. Corp. (Apparel)	2,669	186,136
Vista Outdoor, Inc.* (Retail)	499	22,405
Visteon Corp.* (Auto Parts & Equipment)	350	36,743
WABCO Holdings, Inc.* (Auto Parts & Equipment)	428	52,952
Whirlpool Corp. (Home Furnishings)	617	106,772
Wolverine World Wide, Inc. (Apparel)	810	23,069
TOTAL COMMON STOCKS (Cost $6,123,207)		16,194,891
TOTAL INVESTMENT SECURITIES (Cost $6,123,207)—100.5%		16,194,891
Net other assets (liabilities)—(0.5)%		(72,718)
NET ASSETS—100.0%		$16,122,173

*                           Non-income producing security

ProFund VP Consumer Goods invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Agriculture	$2,307,418	14.3%
Apparel	1,269,492	7.9%
Auto Manufacturers	1,026,613	6.4%
Auto Parts & Equipment	919,716	5.7%
Beverages	3,060,367	18.9%
Cosmetics/Personal Care	2,276,266	14.1%
Distribution/Wholesale	226,589	1.4%
Electrical Components & Equipment	64,196	0.4%
Electronics	37,930	0.2%
Engineering & Construction	8,787	0.1%
Food	2,245,818	13.9%
Hand/Machine Tools	199,961	1.3%
Holding Companies-Diversified	60,093	0.4%
Home Builders	320,529	2.0%
Home Furnishings	265,224	1.6%
Household Products/Wares	493,323	3.1%
Housewares	111,936	0.7%
Leisure Time	273,350	1.7%
Machinery-Diversified	50,504	0.3%
Office Furnishings	31,391	0.2%
Pharmaceuticals	173,033	1.1%
Retail	269,348	1.6%
Software	275,875	1.8%
Textiles	93,159	0.6%
Toys/Games/Hobbies	133,973	0.8%
Other**	(72,718)	(0.5)%
Total	$16,122,173	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Goods :: 207

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$6,123,207
Securities, at value	16,194,891
Total Investment Securities, at value	16,194,891
Dividends receivable	44,068
Receivable for capital shares issued	35,961
Prepaid expenses	267
TOTAL ASSETS	16,275,187

LIABILITIES:
Payable for investments purchased	8,788
Payable for capital shares redeemed	76,342
Cash overdraft	33,705
Advisory fees payable	10,214
Management services fees payable	1,362
Administration fees payable	446
Administrative services fees payable	6,137
Distribution fees payable	5,579
Transfer agency fees payable	1,349
Fund accounting fees payable	523
Compliance services fees payable	98
Other accrued expenses	8,471
TOTAL LIABILITIES	153,014
NET ASSETS	$16,122,173

NET ASSETS CONSIST OF:
Capital	$7,803,859
Accumulated net investment income (loss)	71,937
Accumulated net realized gains (losses) on investments	(1,825,307)
Net unrealized appreciation (depreciation) on investments	10,071,684
NET ASSETS	$16,122,173
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	289,700
Net Asset Value (offering and redemption price per share)	$55.65

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$255,880
Interest	5
TOTAL INVESTMENT INCOME	255,885

EXPENSES:
Advisory fees	82,345
Management services fees	10,979
Administration fees	3,752
Transfer agency fees	5,412
Administrative services fees	33,230
Distribution fees	27,448
Custody fees	3,110
Fund accounting fees	5,318
Trustee fees	272
Compliance services fees	108
Other fees	9,826
Recoupment of prior expenses reduced by the Advisor	2,654
TOTAL NET EXPENSES	184,454
NET INVESTMENT INCOME (LOSS)	71,431

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,254,661
Change in net unrealized appreciation/depreciation on investments	(2,155,140)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	99,521
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$170,952

See accompanying notes to financial statements.

208 :: ProFund VP Consumer Goods :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$71,431	$176,926
Net realized gains (losses) on investments	2,254,661	171,418
Change in net unrealized appreciation/depreciation on investments	(2,155,140)	1,917,714
Change in net assets resulting from operations	170,952	2,266,058

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(176,420)	(143,858)
Change in net assets resulting from distributions	(176,420)	(143,858)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	14,852,824	36,325,718
Dividends reinvested	176,420	143,858
Value of shares redeemed	(28,079,573)	(29,157,653)
Change in net assets resulting from capital transactions	(13,050,329)	7,311,923
Change in net assets	(13,055,797)	9,434,123

NET ASSETS:
Beginning of period	29,177,970	19,743,847
End of period	$16,122,173	$29,177,970
Accumulated net investment income (loss)	$71,937	$176,926

SHARE TRANSACTIONS:
Issued	263,651	684,848
Reinvested	3,170	2,768
Redeemed	(497,985)	(552,711)
Change in shares	(231,164)	134,905

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Goods :: 209

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$56.02		$51.16	$40.14	$36.52	$34.58	$29.63

Investment Activities:
Net investment income (loss)(a)	0.18		0.43	0.35	0.39	0.33	0.34
Net realized and unrealized gains (losses) on investments	0.01		4.78	11.03	3.56	2.05	4.78
Total income (loss) from investment activities	0.19		5.21	11.38	3.95	2.38	5.12

Distributions to Shareholders From:
Net investment income	(0.56)		(0.35)	(0.36)	(0.33)	(0.44)	(0.17)

Net Asset Value, End of Period	$55.65		$56.02	$51.16	$40.14	$36.52	$34.58

Total Return	0.34	%(b)	10.23%	28.45%	10.86%	6.94%	17.36%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.74%	1.76%	1.87%	1.82%	1.83%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.65%		0.81%	0.75%	1.00%	0.93%	1.10%

Supplemental Data:
Net assets, end of period (000’s)	$16,122		$29,178	$19,744	$14,588	$17,894	$19,702
Portfolio turnover rate(d)	50	%(b)	93%	66%	104%	167%	245%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Not annualized for periods less than one year.

(c)              Annualized for periods less than one year.

(d)             Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

210 :: ProFund VP Consumer Services :: Financial Statements

Investment Objective: The ProFund VP Consumer Services seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Consumer Services Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
The Walt Disney Co.	5.9%
Amazon.com, Inc.	5.5%
Comcast Corp.	5.0%
The Home Depot, Inc.	4.8%
CVS Health Corp.	3.9%

Dow Jones U.S. Consumer Services Index — Composition

% of Index
Retailing	34%
Media	27%
Food & Staples Retailing	15%
Consumer Services	15%
Transportation	4%
Health Care Equipment & Services	4%
Commercial & Professional Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.6%)

	Shares	Value
Aaron’s, Inc. (Commercial Services)	731	$26,470
Abercrombie & Fitch Co.—Class A (Retail)	788	16,950
Acxiom Corp.* (Software)	885	15,558
Advance Auto Parts, Inc. (Retail)	827	131,733
Alaska Air Group, Inc. (Airlines)	1,467	94,519
Amazon.com, Inc.* (Internet)	4,319	1,874,835
AMC Networks, Inc.*—Class A (Media)	669	54,758
American Airlines Group, Inc. (Airlines)	7,838	313,011
American Eagle Outfitters, Inc. (Retail)	1,989	34,251
AmerisourceBergen Corp. (Pharmaceuticals)	2,362	251,175
ANN, Inc.* (Retail)	519	25,063
Apollo Education Group, Inc.*—Class A (Commercial Services)	1,093	14,078
Asbury Automotive Group, Inc.* (Retail)	309	28,002
Ascena Retail Group, Inc.* (Retail)	1,494	24,883
AutoNation, Inc.* (Retail)	851	53,596
AutoZone, Inc.* (Retail)	360	240,084
Avis Budget Group, Inc.* (Commercial Services)	1,203	53,028
Bed Bath & Beyond, Inc.* (Retail)	1,939	133,752
Best Buy Co., Inc. (Retail)	3,312	108,004
Big Lots, Inc. (Retail)	611	27,489
Brinker International, Inc. (Retail)	691	39,836
Buffalo Wild Wings, Inc.* (Retail)	216	33,845
Cabela’s, Inc.* (Retail)	542	27,089
Cablevision Systems Corp.—Class A (Media)	2,495	59,730
Cardinal Health, Inc. (Pharmaceuticals)	3,742	313,018
CarMax, Inc.* (Retail)	2,368	156,785
Carnival Corp.—Class A (Leisure Time)	5,103	252,037
Casey’s General Stores, Inc. (Retail)	438	41,934
CBS Corp.—Class B (Media)	5,123	284,327
Charter Communications, Inc.*—Class A (Media)	939	160,804
Chemed Corp. (Healthcare-Services)	194	25,433
Chico’s FAS, Inc. (Retail)	1,622	26,974
Chipotle Mexican Grill, Inc.* (Retail)	353	213,561
Choice Hotels International, Inc. (Lodging)	390	21,158
Cinemark Holdings, Inc. (Entertainment)	1,189	47,761
Comcast Corp.—Class A (Media)	28,439	1,710,322
Copart, Inc.* (Retail)	1,288	45,698
Costco Wholesale Corp. (Retail)	4,973	671,653
Cracker Barrel Old Country Store, Inc. (Retail)	271	40,422
CST Brands, Inc. (Retail)	872	34,060
CVS Health Corp. (Retail)	12,765	1,338,794
Darden Restaurants, Inc. (Retail)	1,423	101,147
Delta Air Lines, Inc. (Airlines)	9,292	381,715
DeVry Education Group, Inc. (Commercial Services)	650	19,487
Dick’s Sporting Goods, Inc. (Retail)	1,098	56,843
Dillard’s, Inc.—Class A (Retail)	279	29,348
DIRECTV*—Class A (Media)	5,689	527,882
Discovery Communications, Inc.*—Class A (Media)	1,686	56,076
Discovery Communications, Inc.*—Class C (Media)	2,955	91,841
DISH Network Corp.*—Class A (Media)	2,400	162,504
Dolby Laboratories, Inc.—Class A (Entertainment)	498	19,761
Dollar General Corp. (Retail)	3,362	261,362
Dollar Tree, Inc.* (Retail)	2,333	184,284
Domino’s Pizza, Inc. (Retail)	625	70,875
DreamWorks Animation SKG, Inc.*—Class A (Entertainment)	825	21,764
DSW, Inc.—Class A (Retail)	798	26,629
Dunkin’ Brands Group, Inc. (Retail)	1,090	59,950
Expedia, Inc. (Internet)	1,127	123,237
FactSet Research Systems, Inc. (Media)	440	71,504
Family Dollar Stores, Inc. (Retail)	1,089	85,824
Foot Locker, Inc. (Retail)	1,582	106,010
GameStop Corp.—Class A (Retail)	1,208	51,896
Gannett Co., Inc.* (Media)	1,283	17,949
Genesco, Inc.* (Retail)	272	17,960
GNC Holdings, Inc.—Class A (Retail)	979	43,546
Graham Holdings Co.—Class B (Commercial Services)	51	54,828
Grand Canyon Education, Inc.* (Commercial Services)	532	22,557
Group 1 Automotive, Inc. (Retail)	241	21,890
Groupon, Inc.* (Internet)	4,824	24,265

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 211

Common Stocks, continued

	Shares	Value
GUESS?, Inc. (Retail)	727	$13,937
H & R Block, Inc. (Commercial Services)	3,115	92,359
Hertz Global Holdings, Inc.* (Commercial Services)	5,065	91,778
Hilton Worldwide Holdings, Inc.* (Lodging)	5,920	163,096
HSN, Inc. (Retail)	367	25,760
Hyatt Hotels Corp.*—Class A (Lodging)	626	35,488
IHS, Inc.*—Class A (Computers)	779	100,203
J.C. Penney Co., Inc.* (Retail)	3,455	29,264
Jack in the Box, Inc. (Retail)	423	37,292
JetBlue Airways Corp.* (Airlines)	2,979	61,844
John Wiley & Sons, Inc. (Media)	524	28,490
KAR Auction Services, Inc. (Commercial Services)	1,604	59,989
Kohl’s Corp. (Retail)	2,240	140,246
L Brands, Inc. (Retail)	2,775	237,901
Las Vegas Sands Corp. (Lodging)	4,154	218,375
Liberty Broadband Corp.*—Class A (Media)	281	14,323
Liberty Broadband Corp.*—Class C (Media)	734	37,551
Liberty Global PLC* (Media)	6,697	339,069
Liberty Global PLC*—Class A (Media)	2,842	153,667
Liberty Interactive Corp.* (Retail)	4,973	138,001
Liberty Media Corp.* (Media)	1,123	40,473
Liberty Media Corp.*—Class C (Media)	2,230	80,057
Liberty TripAdvisor Holdings, Inc.*—Class A (Leisure Time)	797	25,679
Liberty Ventures* (Internet)	1,508	59,219
Lions Gate Entertainment Corp. (Entertainment)	1,087	40,273
Lithia Motors, Inc.—Class A (Retail)	259	29,308
Live Nation Entertainment, Inc.* (Commercial Services)	1,652	45,413
Lowe’s Cos., Inc. (Retail)	10,554	706,801
Lumber Liquidators Holdings, Inc.* (Retail)	307	6,358
Macy’s, Inc. (Retail)	3,807	256,858
Marriott International, Inc.—Class A (Lodging)	2,334	173,616
Marriott Vacations Worldwide Corp. (Entertainment)	313	28,718
McDonald’s Corp. (Retail)	10,846	1,031,129
McKesson Corp. (Pharmaceuticals)	2,620	589,003
Meredith Corp. (Media)	413	21,538
MGM Resorts International* (Lodging)	4,650	84,863
Murphy USA, Inc.* (Oil & Gas)	482	26,905
Netflix, Inc.* (Internet)	685	450,004
News Corp.*—Class A (Media)	5,665	82,652
Nielsen N.V. (Media)	4,175	186,915
Nordstrom, Inc. (Retail)	1,595	118,828
Norwegian Cruise Line Holdings, Ltd.* (Leisure Time)	1,559	87,367
Office Depot, Inc.* (Retail)	5,578	48,305
Omnicare, Inc. (Pharmaceuticals)	1,095	103,204
Omnicom Group, Inc. (Advertising)	2,764	192,071
O’Reilly Automotive, Inc.* (Retail)	1,142	258,069
Panera Bread Co.*—Class A (Retail)	287	50,159
Pier 1 Imports, Inc. (Retail)	1,020	12,883
Regal Entertainment Group—Class A (Entertainment)	902	18,861
Restoration Hardware Holdings, Inc.* (Retail)	411	40,126
Rite Aid Corp.* (Retail)	10,406	86,890
Rollins, Inc. (Commercial Services)	1,090	31,098
Ross Stores, Inc. (Retail)	4,682	227,592
Royal Caribbean Cruises, Ltd. (Leisure Time)	1,865	146,757
Sally Beauty Holdings, Inc.* (Retail)	1,445	45,633
Scripps Networks Interactive, Inc.—Class A (Media)	1,076	70,338
Sears Holdings Corp.* (Retail)	566	15,112
Service Corp. International (Commercial Services)	2,285	67,248
Shutterfly, Inc.* (Internet)	427	20,415
Signet Jewelers, Ltd. (Retail)	907	116,314
Sinclair Broadcast Group, Inc.—Class A (Media)	801	22,356
Sirius XM Holdings, Inc.* (Media)	29,101	108,547
Six Flags Entertainment Corp. (Entertainment)	1,009	45,254
Sotheby’s—Class A (Commercial Services)	699	31,623
Southwest Airlines Co. (Airlines)	7,561	250,193
Spirit Airlines, Inc.* (Airlines)	825	51,233
Sprouts Farmers Market, Inc.* (Food)	1,631	44,004
Staples, Inc. (Retail)	7,248	110,967
Starbucks Corp. (Retail)	16,975	910,115
Starwood Hotels & Resorts Worldwide, Inc. (Lodging)	1,934	156,828
Starz* (Media)	956	42,752
Sysco Corp. (Food)	6,718	242,520
Target Corp. (Retail)	7,223	589,613
TEGNA, Inc. (Media)	2,566	82,292
The Cheesecake Factory, Inc. (Retail)	512	27,922
The Dun & Bradstreet Corp. (Software)	407	49,654
The Gap, Inc. (Retail)	2,976	113,594
The Home Depot, Inc. (Retail)	14,696	1,633,167
The Interpublic Group of Cos., Inc. (Advertising)	4,672	90,029
The Kroger Co. (Food)	5,546	402,140
The Madison Square Garden Co.*—Class A (Entertainment)	668	55,771
The Men’s Wearhouse, Inc. (Retail)	518	33,188
The New York Times Co.—Class A (Media)	1,485	20,270
The Priceline Group, Inc.* (Internet)	587	675,854
The TJX Cos., Inc. (Retail)	7,697	509,310
The Walt Disney Co. (Media)	17,662	2,015,942
The Wendy’s Co. (Retail)	3,082	34,765
Tiffany & Co. (Retail)	1,271	116,678
Time Warner Cable, Inc. (Media)	3,198	569,788
Time Warner, Inc. (Media)	9,330	815,535
Time, Inc. (Media)	1,238	28,486
Tractor Supply Co. (Retail)	1,542	138,687
Tribune Media Co.—Class A (Media)	1,074	57,341
TripAdvisor, Inc.* (Internet)	1,266	110,319
Twenty-First Century Fox, Inc.—Class A (Media)	20,021	651,583
Ulta Salon, Cosmetics & Fragrance, Inc.* (Retail)	727	112,285
United Continental Holdings, Inc.* (Airlines)	4,321	229,056
United Natural Foods, Inc.* (Food)	566	36,043
Urban Outfitters, Inc.* (Retail)	1,100	38,500
Vail Resorts, Inc. (Entertainment)	411	44,881
VCA, Inc.* (Pharmaceuticals)	931	50,651
Viacom, Inc.—Class B (Media)	4,041	261,210
Walgreens Boots Alliance, Inc. (Retail)	9,872	833,591
Wal-Mart Stores, Inc. (Retail)	17,853	1,266,314
Whole Foods Market, Inc. (Food)	4,053	159,850
Williams-Sonoma, Inc. (Retail)	963	79,226
Wyndham Worldwide Corp. (Lodging)	1,359	111,316
Wynn Resorts, Ltd. (Lodging)	923	91,072
Yelp, Inc.* (Internet)	719	30,939
YUM! Brands, Inc. (Retail)	4,891	440,581
TOTAL COMMON STOCKS (Cost $19,880,222)		34,144,934
TOTAL INVESTMENT SECURITIES (Cost $19,880,222)—99.6%		34,144,934
Net other assets (liabilities)—0.4%		144,870
NET ASSETS—100.0%		$34,289,804

*                           Non-income producing security

See accompanying notes to financial statements.

212 :: ProFund VP Consumer Services :: Financial Statements

ProFund VP Consumer Services invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Advertising	$282,100	0.8%
Airlines	1,381,571	4.1%
Commercial Services	609,956	1.7%
Computers	100,203	0.3%
Entertainment	323,044	1.0%
Food	884,557	2.6%
Healthcare-Services	25,433	0.1%
Internet	3,369,087	9.9%
Leisure Time	511,840	1.5%
Lodging	1,055,812	3.1%
Media	8,928,872	26.0%
Oil & Gas	26,905	0.1%
Pharmaceuticals	1,307,051	3.8%
Retail	15,273,291	44.5%
Software	65,212	0.1%
Other**	144,870	0.4%
Total	$34,289,804	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Consumer Services :: 213

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$19,880,222
Securities, at value	34,144,934
Total Investment Securities, at value	34,144,934
Dividends receivable	25,263
Receivable for capital shares issued	296,334
Receivable for investments sold	3,482
Prepaid expenses	452
TOTAL ASSETS	34,470,465

LIABILITIES:
Payable for capital shares redeemed	9,830
Cash overdraft	92,155
Advisory fees payable	20,193
Management services fees payable	2,692
Administration fees payable	959
Administrative services fees payable	17,529
Distribution fees payable	17,911
Trustee fees payable	8
Transfer agency fees payable	2,995
Fund accounting fees payable	1,123
Compliance services fees payable	187
Other accrued expenses	15,079
TOTAL LIABILITIES	180,661
NET ASSETS	$34,289,804

NET ASSETS CONSIST OF:
Capital	$21,295,078
Accumulated net investment income (loss)	(24,727)
Accumulated net realized gains (losses) on investments	(1,245,259)
Net unrealized appreciation (depreciation) on investments	14,264,712
NET ASSETS	$34,289,804
Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	579,315
Net Asset Value (offering and redemption price per share)	$59.19

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$286,696
Interest	9
Foreign tax withholding	(348)
TOTAL INVESTMENT INCOME	286,357

EXPENSES:
Advisory fees	139,560
Management services fees	18,608
Administration fees	5,831
Transfer agency fees	8,341
Administrative services fees	49,464
Distribution fees	46,520
Custody fees	4,594
Fund accounting fees	7,915
Trustee fees	405
Compliance services fees	187
Other fees	29,068
Recoupment of prior expenses reduced by the Advisor	2,123
TOTAL NET EXPENSES	312,616
NET INVESTMENT INCOME (LOSS)	(26,259)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(175,707)
Change in net unrealized appreciation/depreciation on investments	1,428,267
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	1,252,560
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$1,226,301

See accompanying notes to financial statements.

214 :: ProFund VP Consumer Services :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(26,259)	$(90,015)
Net realized gains (losses) on investments	(175,707)	4,945,827
Change in net unrealized appreciation/depreciation on investments	1,428,267	(2,688,811)
Change in net assets resulting from operations	1,226,301	2,167,001

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(4,511,652)	(26,756)
Change in net assets resulting from distributions	(4,511,652)	(26,756)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	22,251,331	30,934,009
Dividends reinvested	4,511,652	26,756
Value of shares redeemed	(24,231,048)	(37,600,578)
Change in net assets resulting from capital transactions	2,531,935	(6,639,813)
Change in net assets	(753,416)	(4,499,568)

NET ASSETS:
Beginning of period	35,043,220	39,542,788
End of period	$34,289,804	$35,043,220
Accumulated net investment income (loss)	$(24,727)	$1,532

SHARE TRANSACTIONS:
Issued	343,325	513,455
Reinvested	76,495	473
Redeemed	(386,789)	(660,172)
Change in shares	33,031	(146,244)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Consumer Services :: 215

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$64.15		$57.10	$41.05	$33.77	$32.01	$26.37

Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.20)	(0.13)	0.13	— (b)	(0.02)
Net realized and unrealized gains (losses) on investments	2.45		7.31	16.44	7.32	1.76	5.66
Total income (loss) from investment activities	2.41		7.11	16.31	7.45	1.76	5.64

Distributions to Shareholders From:
Net investment income	—		—	(0.12)	—	—	—
Net realized gains on investments	(7.37)		(0.06)	(0.14)	(0.17)	—	—
Total distributions	(7.37)		(0.06)	(0.26)	(0.17)	—	—

Net Asset Value, End of Period	$59.19		$64.15	$57.10	$41.05	$33.77	$32.01

Total Return	3.80	%(c)	12.46%	39.87%	22.10%	5.50%	21.39%

Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.75%	1.78%	1.91%	1.94%	1.95%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(0.14)%		(0.34)%	(0.27)%	0.34%	— (e)	(0.08)%

Supplemental Data:
Net assets, end of period (000’s)	$34,290		$35,043	$39,543	$17,851	$18,793	$22,076
Portfolio turnover rate(f)	41	%(c)	93%	73%	182%	232%	203%

(a)              Per share net investment income (loss) has been calculated using the average daily shares method.

(b)             Amount is less than $0.005.

(c)              Not annualized for periods less than one year.

(d)             Annualized for periods less than one year.

(e)              Amount is less than 0.005%.

(f)               Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

216 :: ProFund VP Financials :: Financial Statements

Investment Objective: The ProFund VP Financials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Financials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Wells Fargo & Co.	6.5%
JPMorgan Chase & Co.	6.2%
Berkshire Hathaway, Inc.	6.2%
Bank of America Corp.	4.4%
Citigroup, Inc.	4.2%

Dow Jones U.S. Financials Index — Composition

% of Index
Banks	32%
Diversified Financials	26%
Real Estate	20%
Insurance	16%
Software & Services	6%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.0%)

	Shares	Value
ACE, Ltd. (Insurance)	2,938	$298,736
Affiliated Managers Group, Inc.* (Diversified Financial Services)	485	106,021
Aflac, Inc. (Insurance)	3,891	242,020
Alexander & Baldwin, Inc. (Real Estate)	406	15,996
Alexandria Real Estate Equities, Inc. (REIT)	653	57,111
Alleghany Corp.* (Insurance)	137	64,220
Allied World Assurance Co. Holdings, AG (Insurance)	852	36,823
Ally Financial, Inc.* (Diversified Financial Services)	3,927	88,083
Altisource Portfolio Solutions SA* (Diversified Financial Services)	127	3,910
American Campus Communities, Inc. (REIT)	1,015	38,255
American Capital Agency Corp. (REIT)	3,161	58,068
American Express Co. (Diversified Financial Services)	7,851	610,180
American Financial Group, Inc. (Insurance)	668	43,447
American Homes 4 Rent—Class A (REIT)	1,265	20,291
American International Group, Inc. (Insurance)	11,982	740,727
American Realty Capital Properties, Inc. (REIT)	8,119	66,007
American Tower Corp. (REIT)	3,799	354,409
Ameriprise Financial, Inc. (Diversified Financial Services)	1,623	202,761
Annaly Capital Management, Inc. (REIT)	8,500	78,115
Aon PLC (Insurance)	2,536	252,788
Apartment Investment & Management Co.—Class A (REIT)	1,409	52,034
Arch Capital Group, Ltd.* (Insurance)	1,115	74,660
ARMOUR Residential REIT, Inc. (REIT)	3,199	8,989
Arthur J. Gallagher & Co. (Insurance)	1,509	71,376
Aspen Insurance Holdings, Ltd. (Insurance)	544	26,058
Associated Banc-Corp. (Banks)	1,377	27,912
Assurant, Inc. (Insurance)	618	41,406
Assured Guaranty, Ltd. (Insurance)	1,364	32,722
AvalonBay Communities, Inc. (REIT)	1,184	189,286
Axis Capital Holdings, Ltd. (Insurance)	898	47,926
BancorpSouth, Inc. (Banks)	771	19,861
Bank of America Corp. (Banks)	94,308	1,605,122
Bank of Hawaii Corp. (Banks)	391	26,072
BankUnited, Inc. (Banks)	920	33,056
BB&T Corp. (Banks)	6,557	264,313
Berkshire Hathaway, Inc.*—Class B (Insurance)	16,373	2,228,528
BioMed Realty Trust, Inc. (REIT)	1,831	35,412
BlackRock, Inc. (Diversified Financial Services)	1,140	394,417
BOK Financial Corp. (Banks)	202	14,055
Boston Properties, Inc. (REIT)	1,385	167,640
Brandywine Realty Trust (REIT)	1,610	21,381
Brown & Brown, Inc. (Insurance)	1,042	34,240
Camden Property Trust (REIT)	779	57,864
Capital One Financial Corp. (Banks)	4,908	431,757
Capitol Federal Financial, Inc. (Savings & Loans)	1,161	13,978
Cathay General Bancorp (Banks)	672	21,806
CBL & Associates Properties, Inc. (REIT)	1,530	24,786
CBOE Holdings, Inc. (Diversified Financial Services)	750	42,915
CBRE Group, Inc.*—Class A (Real Estate)	2,519	93,203
Chimera Investment Corp. (REIT)	1,849	25,350
Cincinnati Financial Corp. (Insurance)	1,338	67,141
CIT Group, Inc. (Banks)	1,560	72,524
Citigroup, Inc. (Banks)	27,248	1,505,180
Citizens Financial Group, Inc. (Banks)	2,404	65,653
City National Corp. (Banks)	431	38,958
CME Group, Inc. (Diversified Financial Services)	2,859	266,059
CNO Financial Group, Inc. (Insurance)	1,775	32,571
Colony Capital, Inc. (REIT)	1,015	22,990
Columbia Property Trust, Inc. (REIT)	1,124	27,594
Comerica, Inc. (Banks)	1,594	81,804
Commerce Bancshares, Inc. (Banks)	751	35,124
Communications Sales & Leasing, Inc. (REIT)	1,080	26,698
Corporate Office Properties Trust (REIT)	844	19,868
Corrections Corp. of America (REIT)	1,055	34,899
Cousins Properties, Inc. (REIT)	1,850	19,203
Crown Castle International Corp. (REIT)	3,031	243,389
CubeSmart (REIT)	1,495	34,624
Cullen/Frost Bankers, Inc. (Banks)	488	38,347
CYS Investments, Inc. (REIT)	1,425	11,015
DCT Industrial Trust, Inc. (REIT)	790	24,838
DDR Corp. (REIT)	2,689	41,572
DiamondRock Hospitality Co. (REIT)	1,807	23,148
Digital Realty Trust, Inc. (REIT)	1,215	81,016
Discover Financial Services (Diversified Financial Services)	3,964	228,406
Douglas Emmett, Inc. (REIT)	1,226	33,028

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 217

Common Stocks, continued

	Shares	Value
Duke Realty Corp. (REIT)	3,095	$57,474
DuPont Fabros Technology, Inc. (REIT)	602	17,729
E*TRADE Financial Corp.* (Diversified Financial Services)	2,606	78,050
East West Bancorp, Inc. (Banks)	1,291	57,863
EastGroup Properties, Inc. (REIT)	295	16,588
Eaton Vance Corp. (Diversified Financial Services)	1,063	41,595
Endurance Specialty Holdings, Ltd. (Insurance)	404	26,543
EPR Properties (REIT)	506	27,719
Equinix, Inc. (Internet)	504	128,016
Equity Commonwealth* (REIT)	1,163	29,854
Equity LifeStyle Properties, Inc. (REIT)	721	37,910
Equity Residential (REIT)	3,276	229,877
Erie Indemnity Co.—Class A (Insurance)	229	18,794
Essex Property Trust, Inc. (REIT)	596	126,650
Everest Re Group, Ltd. (Insurance)	398	72,440
Extra Space Storage, Inc. (REIT)	1,005	65,546
F.N.B. Corp. (Banks)	1,562	22,368
Federal Realty Investment Trust (REIT)	624	79,928
Federated Investors, Inc.—Class B (Diversified Financial Services)	853	28,567
Fifth Third Bancorp (Banks)	7,269	151,341
Financial Engines, Inc. (Diversified Financial Services)	463	19,668
First American Financial Corp. (Insurance)	982	36,540
First Financial Bankshares, Inc. (Banks)	586	20,299
First Horizon National Corp. (Banks)	2,106	33,007
First Niagara Financial Group, Inc. (Savings & Loans)	3,157	29,802
First Republic Bank (Banks)	1,196	75,384
FirstMerit Corp. (Banks)	1,490	31,037
FNF Group (Diversified Financial Services)	2,504	92,623
FNFV Group* (Diversified Financial Services)	726	11,166
Forest City Enterprises, Inc.*—Class A (Real Estate)	1,760	38,896
Franklin Resources, Inc. (Diversified Financial Services)	3,498	171,507
Fulton Financial Corp. (Banks)	1,583	20,674
Gaming & Leisure Properties, Inc. (Entertainment)	828	30,354
General Growth Properties, Inc. (REIT)	5,652	145,030
Genworth Financial, Inc.*—Class A (Insurance)	4,471	33,845
Glacier Bancorp, Inc. (Banks)	682	20,064
Hancock Holding Co. (Banks)	703	22,433
Hartford Financial Services Group, Inc. (Insurance)	3,772	156,802
Hatteras Financial Corp. (REIT)	863	14,067
HCC Insurance Holdings, Inc. (Insurance)	854	65,621
HCP, Inc. (REIT)	4,147	151,241
Health Care REIT, Inc. (REIT)	3,146	206,472
Healthcare Realty Trust, Inc. (REIT)	894	20,794
Healthcare Trust of America, Inc.—Class A (REIT)	1,125	26,944
Highwoods Properties, Inc. (REIT)	840	33,558
Home Properties, Inc. (REIT)	513	37,475
Hospitality Properties Trust (REIT)	1,356	39,080
Host Hotels & Resorts, Inc. (REIT)	6,805	134,943
Hudson City Bancorp, Inc. (Savings & Loans)	4,319	42,672
Huntington Bancshares, Inc. (Banks)	7,257	82,077
IBERIABANK Corp. (Banks)	305	20,810
Intercontinental Exchange, Inc. (Diversified Financial Services)	1,011	226,069
International Bancshares Corp. (Banks)	511	13,731
Invesco Mortgage Capital, Inc. (REIT)	1,107	15,852
Invesco, Ltd. (Diversified Financial Services)	3,863	144,824
Investors Bancorp, Inc. (Savings & Loans)	3,060	37,638
Iron Mountain, Inc. (REIT)	1,674	51,894
Janus Capital Group, Inc. (Diversified Financial Services)	1,339	22,924
Jones Lang LaSalle, Inc. (Real Estate)	402	68,742
JPMorgan Chase & Co. (Banks)	33,326	2,258,170
Kemper Corp. (Insurance)	439	16,923
KeyCorp (Banks)	7,615	114,377
Kilroy Realty Corp. (REIT)	789	52,981
Kimco Realty Corp. (REIT)	3,711	83,646
Kite Realty Group Trust (REIT)	751	18,377
Lamar Advertising Co.—Class A (REIT)	728	41,845
LaSalle Hotel Properties (REIT)	1,021	36,205
Lazard, Inc.—Class A (Capital Markets)	1,164	65,463
Legg Mason, Inc. (Diversified Financial Services)	870	44,831
Lexington Realty Trust (REIT)	1,906	16,163
Liberty Property Trust (REIT)	1,351	43,529
Lincoln National Corp. (Insurance)	2,272	134,548
Loews Corp. (Insurance)	2,667	102,706
LPL Financial Holdings, Inc. (Diversified Financial Services)	672	31,241
M&T Bank Corp. (Banks)	1,191	148,792
Mack-Cali Realty Corp. (REIT)	753	13,878
Markel Corp.* (Insurance)	119	95,281
MarketAxess Holdings, Inc. (Diversified Financial Services)	337	31,263
Marsh & McLennan Cos., Inc. (Insurance)	4,840	274,428
MasterCard, Inc.—Class A (Commercial Services)	8,704	813,649
MB Financial, Inc. (Banks)	589	20,285
McGraw Hill Financial, Inc. (Commercial Services)	2,448	245,902
Medical Properties Trust, Inc. (REIT)	1,877	24,607
Mercury General Corp. (Insurance)	330	18,365
MetLife, Inc. (Insurance)	10,011	560,516
MFA Financial, Inc. (REIT)	3,330	24,609
MGIC Investment Corp.* (Insurance)	3,049	34,698
Mid-America Apartment Communities, Inc. (REIT)	681	49,584
Moody’s Corp. (Commercial Services)	1,593	171,980
Morgan Stanley (Banks)	13,790	534,914
MSCI, Inc.—Class A (Software)	1,016	62,535
National Retail Properties, Inc. (REIT)	1,200	42,012
Navient Corp. (Diversified Financial Services)	3,489	63,535
New York Community Bancorp, Inc. (Savings & Loans)	3,999	73,502
Northern Trust Corp. (Banks)	1,966	150,320
NorthStar Asset Management Group, Inc. (Diversified Financial Services)	1,749	32,339
NorthStar Realty Finance Corp. (REIT)	2,471	39,289
Ocwen Financial Corp.* (Diversified Financial Services)	977	9,965
Old Republic International Corp. (Insurance)	2,172	33,948
Omega Healthcare Investors, Inc. (REIT)	1,448	49,710
Outfront Media, Inc. (REIT)	1,229	31,020
PacWest Bancorp (Banks)	873	40,821
Paramount Group, Inc. (REIT)	1,286	22,068
PartnerRe, Ltd. (Insurance)	426	54,741
Pebblebrook Hotel Trust (REIT)	651	27,915
People’s United Financial, Inc. (Savings & Loans)	2,769	44,885

See accompanying notes to financial statements.

218 :: ProFund VP Financials :: Financial Statements

Common Stocks, continued

	Shares	Value
Piedmont Office Realty Trust, Inc.—Class A (REIT)	1,393	$24,503
Plum Creek Timber Co., Inc. (REIT)	1,574	63,857
PNC Financial Services Group, Inc. (Banks)	4,645	444,294
Popular, Inc.* (Banks)	920	26,551
Post Properties, Inc. (REIT)	484	26,315
Potlatch Corp. (REIT)	366	12,927
PRA Group, Inc.* (Diversified Financial Services)	431	26,856
Primerica, Inc. (Insurance)	459	20,972
Principal Financial Group, Inc. (Insurance)	2,471	126,738
PrivateBancorp, Inc. (Banks)	642	25,564
ProAssurance Corp. (Insurance)	488	22,550
Prologis, Inc. (REIT)	4,697	174,259
Prosperity Bancshares, Inc. (Banks)	532	30,718
Prudential Financial, Inc. (Insurance)	4,073	356,469
Public Storage (REIT)	1,295	238,759
Radian Group, Inc. (Insurance)	1,728	32,417
Raymond James Financial, Inc. (Diversified Financial Services)	1,149	68,457
Rayonier, Inc. (REIT)	1,140	29,127
Realogy Holdings Corp.* (Real Estate)	1,306	61,016
Realty Income Corp. (REIT)	2,098	93,130
Redwood Trust, Inc. (REIT)	757	11,885
Regency Centers Corp. (REIT)	842	49,661
Regions Financial Corp. (Banks)	12,041	124,745
Reinsurance Group of America, Inc. (Insurance)	603	57,207
RenaissanceRe Holdings, Ltd. (Insurance)	412	41,822
Retail Properties of America, Inc. (REIT)	2,137	29,768
RLI Corp. (Insurance)	336	17,267
RLJ Lodging Trust (REIT)	1,184	35,260
Ryman Hospitality Properties, Inc. (REIT)	456	24,218
Santander Consumer USA Holdings, Inc.* (Diversified Financial Services)	903	23,090
SEI Investments Co. (Commercial Services)	1,162	56,973
Senior Housing Properties Trust (REIT)	2,119	37,188
Signature Bank* (Banks)	452	66,168
Simon Property Group, Inc. (REIT)	2,788	482,380
SL Green Realty Corp. (REIT)	887	97,472
SLM Corp.* (Diversified Financial Services)	3,821	37,713
Sovran Self Storage, Inc. (REIT)	325	28,246
Spirit Realty Capital, Inc. (REIT)	3,955	38,245
StanCorp Financial Group, Inc. (Insurance)	379	28,656
Starwood Property Trust, Inc. (REIT)	2,130	45,944
State Street Corp. (Banks)	3,702	285,054
Stifel Financial Corp.* (Diversified Financial Services)	617	35,626
Strategic Hotels & Resorts, Inc.* (REIT)	2,482	30,082
Sun Communities, Inc. (REIT)	449	27,762
Sunstone Hotel Investors, Inc. (REIT)	1,875	28,144
SunTrust Banks, Inc. (Banks)	4,631	199,226
Susquehanna Bancshares, Inc. (Banks)	1,631	23,030
SVB Financial Group* (Banks)	456	65,655
Symetra Financial Corp. (Insurance)	850	20,545
Synchrony Financial* (Diversified Financial Services)	1,124	37,013
Synovus Financial Corp. (Banks)	1,193	36,768
T. Rowe Price Group, Inc. (Diversified Financial Services)	2,355	183,054
Tanger Factory Outlet Centers, Inc. (REIT)	855	27,104
Taubman Centers, Inc. (REIT)	546	37,947
TCF Financial Corp. (Banks)	1,517	25,197
TD Ameritrade Holding Corp. (Diversified Financial Services)	2,433	89,583
Texas Capital Bancshares, Inc.* (Banks)	409	25,456
The Allstate Corp. (Insurance)	3,679	238,657
The Bank of New York Mellon Corp. (Banks)	10,079	423,016
The Charles Schwab Corp. (Diversified Financial Services)	10,372	338,646
The Chubb Corp. (Insurance)	2,054	195,418
The GEO Group, Inc. (REIT)	675	23,058
The Goldman Sachs Group, Inc. (Banks)	3,617	755,193
The Hanover Insurance Group, Inc. (Insurance)	396	29,316
The Howard Hughes Corp.* (Real Estate)	327	46,938
The Macerich Co. (REIT)	1,258	93,847
The NASDAQ OMX Group, Inc. (Diversified Financial Services)	1,067	52,080
The Progressive Corp. (Insurance)	4,801	133,612
The St Joe Co.* (Real Estate)	825	12,812
The Travelers Cos., Inc. (Insurance)	2,871	277,511
The Western Union Co. (Commercial Services)	4,632	94,169
Torchmark Corp. (Insurance)	1,133	65,963
Trustmark Corp. (Banks)	615	15,363
Two Harbors Investment Corp. (REIT)	3,298	32,123
U.S. Bancorp (Banks)	15,921	690,971
UDR, Inc. (REIT)	2,323	74,406
UMB Financial Corp. (Banks)	367	20,926
Umpqua Holdings Corp. (Banks)	1,976	35,548
United Bankshares, Inc. (Banks)	583	23,454
Unum Group (Insurance)	2,242	80,152
Urban Edge Properties (REIT)	825	17,152
Validus Holdings, Ltd. (Insurance)	759	33,388
Valley National Bancorp (Banks)	1,979	20,403
Ventas, Inc. (REIT)	2,974	184,656
Visa, Inc.—Class A (Diversified Financial Services)	17,362	1,165,859
Vornado Realty Trust (REIT)	1,569	148,945
Voya Financial, Inc. (Insurance)	1,931	89,734
W.R. Berkley Corp. (Insurance)	889	46,166
Waddell & Reed Financial, Inc.—Class A (Diversified Financial Services)	757	35,814
Washington Federal, Inc. (Savings & Loans)	847	19,777
Washington Real Estate Investment Trust (REIT)	620	16,089
Webster Financial Corp. (Banks)	812	32,115
Weingarten Realty Investors (REIT)	1,030	33,671
Wells Fargo & Co. (Banks)	42,076	2,366,355
Weyerhaeuser Co. (REIT)	4,644	146,286
White Mountains Insurance Group, Ltd. (Insurance)	51	33,402
Willis Group Holdings PLC (Insurance)	1,605	75,275
Wintrust Financial Corp. (Banks)	423	22,580
WP Carey, Inc. (REIT)	865	50,983
WP GLIMCHER, Inc. (REIT)	1,655	22,392
Xenia Hotels & Resorts, Inc. (REIT)	1,010	21,957
XL Group PLC (Insurance)	2,748	102,226
Zions Bancorp (Banks)	1,828	58,012
TOTAL COMMON STOCKS (Cost $17,845,628)		36,158,563

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 219

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $46,000	$46,000	$46,000
TOTAL REPURCHASE AGREEMENTS (Cost $46,000)		46,000
TOTAL INVESTMENT SECURITIES (Cost $17,891,628)—100.1%		36,204,563
Net other assets (liabilities)—(0.1)%		(38,264)
NET ASSETS—100.0%		$36,166,299

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Financials invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Banks	$13,962,673	38.6%
Capital Markets	65,463	0.2%
Commercial Services	1,382,673	3.8%
Diversified Financial Services	5,086,710	14.0%
Entertainment	30,354	0.1%
Insurance	8,197,591	22.7%
Internet	128,016	0.4%
Real Estate	337,603	0.9%
REIT	6,642,691	18.4%
Savings & Loans	262,254	0.7%
Software	62,535	0.2%
Other**	7,736	NM
Total	$36,166,299	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

NM                   Not meaningful, amount is less than 0.05%.

REIT              Real Estate Investment Trust

See accompanying notes to financial statements.

220 :: ProFund VP Financials :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$17,891,628
Securities, at value	36,158,563
Repurchase agreements, at value	46,000
Total Investment Securities, at value	36,204,563
Cash	880
Dividends and interest receivable	48,855
Receivable for capital shares issued	9,652
Prepaid expenses	402
TOTAL ASSETS	36,264,352

LIABILITIES:
Payable for capital shares redeemed	28,292
Advisory fees payable	20,188
Management services fees payable	2,692
Administration fees payable	946
Administrative services fees payable	12,736
Distribution fees payable	12,979
Trustee fees payable	8
Transfer agency fees payable	2,614
Fund accounting fees payable	1,108
Compliance services fees payable	167
Other accrued expenses	16,323
TOTAL LIABILITIES	98,053
NET ASSETS	$36,166,299

NET ASSETS CONSIST OF:
Capital	$35,484,845
Accumulated net investment income (loss)	67,108
Accumulated net realized gains (losses) on investments	(17,698,589)
Net unrealized appreciation (depreciation) on investments	18,312,935
NET ASSETS	$36,166,299

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,154,263
Net Asset Value (offering and redemption price per share)	$31.33

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$341,172
Interest	9
TOTAL INVESTMENT INCOME	341,181
EXPENSES:
Advisory fees	125,517
Management services fees	16,736
Administration fees	5,314
Transfer agency fees	7,637
Administrative services fees	46,862
Distribution fees	41,839
Custody fees	4,060
Fund accounting fees	7,560
Trustee fees	359
Compliance services fees	167
Printing fees	15,518
Other fees	12,185
Total Gross Expenses before reductions	283,754
Expenses reduced and reimbursed by the Advisor	(2,594)
TOTAL NET EXPENSES	281,160
NET INVESTMENT INCOME (LOSS)	60,021

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,673,251
Change in net unrealized appreciation/depreciation on investments	(5,323,339)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(650,088)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(590,067)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Financials :: 221

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$60,021	$110,861
Net realized gains (losses) on investments	4,673,251	1,604,380
Change in net unrealized appreciation/depreciation on investments	(5,323,339)	2,821,092
Change in net assets resulting from operations	(590,067)	4,536,333

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(103,774)	(77,054)
Change in net assets resulting from distributions	(103,774)	(77,054)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	15,933,506	33,045,861
Dividends reinvested	103,774	77,054
Value of shares redeemed	(22,397,274)	(38,275,311)
Change in net assets resulting from capital transactions	(6,359,994)	(5,152,396)
Change in net assets	(7,053,835)	(693,117)

NET ASSETS:
Beginning of period	43,220,134	43,913,251
End of period	$36,166,299	$43,220,134
Accumulated net investment income (loss)	$67,108	$110,861

SHARE TRANSACTIONS:
Issued	507,634	1,123,857
Reinvested	3,352	2,726
Redeemed	(727,275)	(1,325,223)
Change in shares	(216,289)	(198,640)

See accompanying notes to financial statements.

222 :: ProFund VP Financials :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$31.53		$27.98	$21.27	$17.07	$19.81	$17.91

Investment Activities:
Net investment income (loss)(a)	0.06		0.08	0.05	0.11	0.03	(0.05)
Net realized and unrealized gains (losses) on investments	(0.15)		3.53	6.76	4.11	(2.77)	2.01
Total income (loss) from investment activities	(0.09)		3.61	6.81	4.22	(2.74)	1.96

Distributions to Shareholders From:
Net investment income	(0.11)		(0.06)	(0.10)	(0.02)	—	(0.06)

Net Asset Value, End of Period	$31.33		$31.53	$27.98	$21.27	$17.07	$19.81

Total Return	(0.29	)%(b)	12.92%	32.08%	24.73%	(13.83)%	10.93%

Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.73%	1.78%	1.91%	1.80%	1.80%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.36%		0.27%	0.19%	0.55%	0.16%	(0.25)%

Supplemental Data:
Net assets, end of period (000’s)	$36,166		$43,220	$43,913	$25,337	$17,953	$28,268
Portfolio turnover rate(d)	34	%(b)	49%	72%	124%	48%	140%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 223

Investment Objective: The ProFund VP Health Care seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Health Care Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	9.0%
Pfizer, Inc.	6.9%
Gilead Sciences, Inc.	5.8%
Merck & Co., Inc.	5.4%
Allergan PLC	4.0%

Dow Jones U.S. Health Care Index — Composition

% of Index
Pharmaceuticals	40%
Biotechnology	23%
Health Care Providers & Services	17%
Health Care Equipment & Supplies	16%
Life Sciences Tools & Services	4%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
Abbott Laboratories (Pharmaceuticals)	49,772	$2,442,810
AbbVie, Inc. (Pharmaceuticals)	57,489	3,862,686
Acadia Healthcare Co., Inc.* (Healthcare-Services)	1,819	142,482
Aetna, Inc. (Healthcare-Services)	11,673	1,487,841
Akorn, Inc.* (Pharmaceuticals)	2,641	115,306
Alere, Inc.* (Healthcare-Products)	2,676	141,159
Alexion Pharmaceuticals, Inc.* (Biotechnology)	7,485	1,353,063
Align Technology, Inc.* (Healthcare-Products)	2,429	152,323
Alkermes PLC* (Pharmaceuticals)	4,970	319,770
Allergan PLC* (Pharmaceuticals)	13,120	3,981,395
Alnylam Pharmaceuticals, Inc.* (Biotechnology)	2,451	293,801
Amgen, Inc. (Biotechnology)	25,421	3,902,632
Anthem, Inc. (Healthcare-Services)	8,846	1,451,983
Bard (C.R.), Inc. (Healthcare-Products)	2,481	423,507
Baxter International, Inc. (Healthcare-Products)	18,196	1,272,447
Becton, Dickinson & Co. (Healthcare-Products)	6,999	991,408
Biogen, Inc.* (Biotechnology)	7,865	3,176,988
BioMarin Pharmaceutical, Inc.* (Biotechnology)	5,359	733,004
Bio-Rad Laboratories, Inc.*—Class A (Biotechnology)	691	104,072
Bio-Techne Corp. (Healthcare-Products)	1,242	122,300
Boston Scientific Corp.* (Healthcare-Products)	44,823	793,367
Bristol-Myers Squibb Co. (Pharmaceuticals)	55,732	3,708,407
Brookdale Senior Living, Inc.* (Healthcare-Services)	6,157	213,648
Bruker Corp.* (Healthcare-Products)	3,728	76,088
Celgene Corp.* (Biotechnology)	26,518	3,069,061
Centene Corp.* (Healthcare-Services)	3,976	319,670
Cepheid, Inc.* (Healthcare-Products)	2,399	146,699
Charles River Laboratories International, Inc.* (Biotechnology)	1,584	111,419
Cigna Corp. (Healthcare-Services)	8,604	1,393,848
Community Health Systems, Inc.* (Healthcare-Services)	3,946	248,480
DaVita HealthCare Partners, Inc.* (Healthcare-Services)	5,749	456,873
DENTSPLY International, Inc. (Healthcare-Products)	4,674	240,945
DexCom, Inc.* (Pharmaceuticals)	2,491	199,230
Edwards Lifesciences Corp.* (Healthcare-Products)	3,595	512,036
Eli Lilly & Co. (Pharmaceuticals)	32,648	2,725,782
Endo International PLC* (Pharmaceuticals)	6,779	539,947
Envision Healthcare Holdings, Inc.* (Healthcare-Services)	6,207	245,052
Express Scripts Holding Co.* (Pharmaceuticals)	24,383	2,168,624
Gilead Sciences, Inc. (Biotechnology)	49,132	5,752,374
Haemonetics Corp.* (Healthcare-Products)	1,728	71,470
Halyard Health, Inc.* (Healthcare-Products)	1,557	63,059
HCA Holdings, Inc.* (Healthcare-Services)	9,696	879,621
Health Net, Inc.* (Healthcare-Services)	2,580	165,430
Healthcare Services Group, Inc. (Commercial Services)	2,389	78,956
HealthSouth Corp. (Healthcare-Services)	3,058	140,851
Henry Schein, Inc.* (Healthcare-Products)	2,796	397,368
Hill-Rom Holdings, Inc. (Healthcare-Products)	1,893	102,847
HMS Holdings Corp.* (Commercial Services)	2,960	50,823
Hologic, Inc.* (Healthcare-Products)	8,171	310,988
Hospira, Inc.* (Pharmaceuticals)	5,776	512,389
Humana, Inc. (Healthcare-Services)	5,008	957,930
IDEXX Laboratories, Inc.* (Healthcare-Products)	3,128	200,630
Illumina, Inc.* (Biotechnology)	4,816	1,051,622
Impax Laboratories, Inc.* (Pharmaceuticals)	2,230	102,402
Incyte Corp.* (Biotechnology)	5,448	567,736
Intercept Pharmaceuticals, Inc.* (Biotechnology)	459	110,793
Intuitive Surgical, Inc.* (Healthcare-Products)	1,232	596,904
Isis Pharmaceuticals, Inc.* (Biotechnology)	4,002	230,315
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	2,043	359,711
Johnson & Johnson (Pharmaceuticals)	92,711	9,035,614
Laboratory Corp. of America Holdings* (Healthcare-Services)	3,357	406,936

See accompanying notes to financial statements.

224 :: ProFund VP Health Care :: Financial Statements

Common Stocks, continued

	Shares	Value
LifePoint Health, Inc.* (Healthcare-Services)	1,483	$128,947
Magellan Health, Inc.* (Healthcare-Services)	915	64,114
Mallinckrodt PLC* (Pharmaceuticals)	3,911	460,403
MannKind Corp.* (Pharmaceuticals)	8,762	49,856
Medivation, Inc.* (Biotechnology)	2,632	300,574
MEDNAX, Inc.* (Healthcare-Services)	3,125	231,594
Medtronic PLC (Healthcare-Products)	47,645	3,530,494
Merck & Co., Inc. (Pharmaceuticals)	94,455	5,377,323
Mylan NV* (Pharmaceuticals)	13,761	933,821
Myriad Genetics, Inc.* (Biotechnology)	2,322	78,925
Owens & Minor, Inc. (Pharmaceuticals)	2,112	71,808
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	1,218	86,137
PAREXEL International Corp.* (Commercial Services)	1,844	118,588
Patterson Cos., Inc. (Healthcare-Products)	2,864	139,334
PDL BioPharma, Inc. (Biotechnology)	5,487	35,281
Perrigo Co. PLC (Pharmaceuticals)	4,891	904,004
Pfizer, Inc. (Pharmaceuticals)	205,865	6,902,653
Puma Biotechnology, Inc.* (Biotechnology)	714	83,360
Quest Diagnostics, Inc. (Healthcare-Services)	4,801	348,169
Quintiles Transnational Holdings, Inc.* (Pharmaceuticals)	2,719	197,427
Regeneron Pharmaceuticals, Inc.* (Biotechnology)	2,519	1,285,017
ResMed, Inc. (Healthcare-Products)	4,711	265,559
Seattle Genetics, Inc.* (Biotechnology)	3,382	163,689
Sirona Dental Systems, Inc.* (Healthcare-Products)	1,857	186,480
St. Jude Medical, Inc. (Healthcare-Products)	9,364	684,227
STERIS Corp. (Healthcare-Products)	1,998	128,751
Stryker Corp. (Healthcare-Products)	9,996	955,318
Team Health Holdings, Inc.* (Commercial Services)	2,407	157,249
Teleflex, Inc. (Healthcare-Products)	1,387	187,869
Tenet Healthcare Corp.* (Healthcare-Services)	3,318	192,046
The Cooper Cos., Inc. (Healthcare-Products)	1,625	289,201
Theravance, Inc. (Biotechnology)	2,697	48,735
Thermo Fisher Scientific, Inc. (Electronics)	13,307	1,726,716
Thoratec Corp.* (Healthcare-Products)	1,811	80,716
United Therapeutics Corp.* (Biotechnology)	1,546	268,927
UnitedHealth Group, Inc. (Healthcare-Services)	31,825	3,882,649
Universal Health Services, Inc.—Class B (Healthcare-Services)	3,047	432,979
Varian Medical Systems, Inc.* (Healthcare-Products)	3,337	281,409
Vertex Pharmaceuticals, Inc.* (Biotechnology)	8,148	1,006,115
Waters Corp.* (Electronics)	2,765	354,971
WellCare Health Plans, Inc.* (Healthcare-Services)	1,474	125,039
West Pharmaceutical Services, Inc. (Healthcare-Products)	2,405	139,682
Zimmer Holdings, Inc. (Healthcare-Products)	5,697	622,283
Zoetis, Inc. (Pharmaceuticals)	16,714	805,949
TOTAL COMMON STOCKS (Cost $54,187,171)		100,101,310
TOTAL INVESTMENT SECURITIES (Cost $54,187,171)—100.2%		100,101,310
Net other assets (liabilities)—(0.2)%		(156,018)
NET ASSETS—100.0%		$99,945,292

*      Non-income producing security

ProFund VP Health Care invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Biotechnology	$23,727,503	23.7%
Commercial Services	405,616	0.5%
Electronics	2,081,687	2.1%
Healthcare-Products	14,106,868	14.1%
Healthcare-Services	13,916,182	14.0%
Pharmaceuticals	45,863,454	45.8%
Other**	(156,018)	(0.2)%
Total	$99,945,292	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Health Care :: 225

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$54,187,171
Securities, at value	100,101,310
Total Investment Securities, at value	100,101,310
Dividends receivable	82,144
Receivable for capital shares issued	373,946
Prepaid expenses	1,082
TOTAL ASSETS	100,558,482

LIABILITIES:
Payable for capital shares redeemed	237,996
Cash overdraft	190,967
Advisory fees payable	62,056
Management services fees payable	8,274
Administration fees payable	2,713
Administrative services fees payable	33,223
Distribution fees payable	35,233
Trustee fees payable	22
Transfer agency fees payable	7,848
Fund accounting fees payable	3,179
Compliance services fees payable	489
Other accrued expenses	31,190
TOTAL LIABILITIES	613,190
NET ASSETS	$99,945,292

NET ASSETS CONSIST OF:
Capital	$61,136,223
Accumulated net investment income (loss)	(131,315)
Accumulated net realized gains (losses) on investments	(6,973,755)
Net unrealized appreciation (depreciation) on investments	45,914,139
NET ASSETS	$99,945,292

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,421,089
Net Asset Value (offering and redemption price per share)	$70.33

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$653,112
Interest	21
TOTAL INVESTMENT INCOME	653,133

EXPENSES:
Advisory fees	350,200
Management services fees	46,693
Administration fees	13,634
Transfer agency fees	19,516
Administrative services fees	132,357
Distribution fees	116,733
Custody fees	6,384
Fund accounting fees	17,358
Trustee fees	938
Compliance services fees	489
Other fees	42,283
Recoupment of prior expenses reduced by the Advisor	37,863
TOTAL NET EXPENSES	784,448
NET INVESTMENT INCOME (LOSS)	(131,315)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	4,387,119
Change in net unrealized appreciation/depreciation on investments	4,259,873
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	8,646,992
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$8,515,677

See accompanying notes to financial statements.

226 :: ProFund VP Health Care :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(131,315)	$(98,305)
Net realized gains (losses) on investments	4,387,119	480,773
Change in net unrealized appreciation/depreciation on investments	4,259,873	13,249,695
Change in net assets resulting from operations	8,515,677	13,632,163

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(48,831)
Change in net assets resulting from distributions	—	(48,831)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	35,063,801	65,318,806
Dividends reinvested	—	48,831
Value of shares redeemed	(28,235,640)	(52,387,792)
Change in net assets resulting from capital transactions	6,828,161	12,979,845
Change in net assets	15,343,838	26,563,177

NET ASSETS:
Beginning of period	84,601,454	58,038,277
End of period	$99,945,292	$84,601,454
Accumulated net investment income (loss)	$(131,315)	$—

SHARE TRANSACTIONS:
Issued	513,606	1,121,808
Reinvested	—	889
Redeemed	(416,402)	(921,289)
Change in shares	97,204	201,408

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Health Care :: 227

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$63.90		$51.71	$37.12	$31.74	$28.91	$28.19

Investment Activities:
Net investment income (loss)(a)	(0.10)		(0.08)	0.05	0.19	0.12	0.09
Net realized and unrealized gains (losses) on investments	6.53		12.31	14.69	5.32	2.80	0.71
Total income (loss) from investment activities	6.43		12.23	14.74	5.51	2.92	0.80

Distributions to Shareholders From:
Net investment income	—		(0.04)	(0.15)	(0.13)	(0.09)	(0.08)

Net Asset Value, End of Period	$70.33		$63.90	$51.71	$37.12	$31.74	$28.91

Total Return	10.06	%(b)	23.67%	39.78%	17.41%	10.11%	2.84%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.69%	1.72%	1.81%	1.77%	1.75%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(0.28)%		(0.14)%	0.10%	0.54%	0.39%	0.32%

Supplemental Data:
Net assets, end of period (000’s)	$99,945		$84,601	$58,038	$33,304	$24,292	$23,108
Portfolio turnover rate(d)	26	%(b)	47%	62%	85%	136%	49%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

228 :: ProFund VP Industrials :: Financial Statements

Investment Objective: The ProFund VP Industrials seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Industrials Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
General Electric Co.	10.3%
3M Co.	3.8%
United Technologies Corp.	3.5%
The Boeing Co.	3.4%
Union Pacific Corp.	3.2%

Dow Jones U.S. Industrials Index — Composition

% of Index
Capital Goods	62%
Transportation	12%
Software & Services	10%
Commercial & Professional Services	6%
Materials	5%
Technology Hardware & Equipment	4%
Pharmaceuticals & Biotechnology	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)

	Shares	Value
3M Co. (Miscellaneous Manufacturing)	3,250	$501,475
A.O. Smith Corp. (Miscellaneous Manufacturing)	386	27,784
Accenture PLC—Class A (Computers)	3,206	310,277
Actuant Corp.—Class A (Miscellaneous Manufacturing)	308	7,112
Acuity Brands, Inc. (Electrical Components & Equipment)	226	40,675
AECOM* (Engineering & Construction)	767	25,372
AGCO Corp. (Machinery-Diversified)	407	23,109
Agilent Technologies, Inc. (Electronics)	1,707	65,856
Air Lease Corp. (Diversified Financial Services)	492	16,679
Allegion PLC (Electronics)	493	29,649
Alliance Data Systems Corp.* (Diversified Financial Services)	315	91,962
Allison Transmission Holdings, Inc. (Automobile Manufacturers)	863	25,251
AMETEK, Inc. (Electrical Components & Equipment)	1,236	67,708
Amphenol Corp.—Class A (Electronics)	1,580	91,593
Anixter International, Inc.* (Telecommunications)	137	8,925
Applied Industrial Technologies, Inc. (Machinery-Diversified)	208	8,247
AptarGroup, Inc. (Miscellaneous Manufacturing)	318	20,279
Armstrong World Industries, Inc.* (Building Materials)	229	12,201
Arrow Electronics, Inc.* (Electronics)	493	27,509
Automatic Data Processing, Inc. (Commercial Services)	2,403	192,792
Avery Dennison Corp. (Household Products/Wares)	468	28,520
Avnet, Inc. (Electronics)	694	28,530
B/E Aerospace, Inc. (Aerospace/Defense)	544	29,866
Ball Corp. (Packaging & Containers)	705	49,456
Belden, Inc. (Electrical Components & Equipment)	221	17,952
Bemis Co., Inc. (Packaging & Containers)	496	22,325
Berry Plastics Group, Inc.* (Packaging & Containers)	610	19,764
Broadridge Financial Solutions, Inc. (Software)	613	30,656
C.H. Robinson Worldwide, Inc. (Transportation)	749	46,730
Carlisle Cos., Inc. (Miscellaneous Manufacturing)	333	33,340
Caterpillar, Inc. (Machinery-Construction & Mining)	3,088	261,923
CEB, Inc. (Commercial Services)	171	14,887
Chicago Bridge & Iron Co. N.V. (Engineering & Construction)	492	24,620
Cintas Corp. (Commercial Services)	489	41,365
Civeo Corp. (Commercial Services)	551	1,692
CLARCOR, Inc. (Miscellaneous Manufacturing)	256	15,933
Clean Harbors, Inc.* (Environmental Control)	274	14,725
Cognex Corp. (Machinery-Diversified)	446	21,453
Colfax Corp.* (Miscellaneous Manufacturing)	491	22,660
Convergys Corp. (Computers)	504	12,847
Con-way, Inc. (Transportation)	297	11,396
CoreLogic, Inc.* (Diversified Financial Services)	463	18,376
CoStar Group, Inc.* (Commercial Services)	165	33,208
Covanta Holding Corp. (Environmental Control)	682	14,452
Crane Co. (Miscellaneous Manufacturing)	248	14,565
Crown Holdings, Inc.* (Packaging & Containers)	713	37,725
CSX Corp. (Transportation)	5,056	165,078
Cummins, Inc. (Machinery-Diversified)	856	112,299
Curtiss-Wright Corp. (Aerospace/Defense)	242	17,530
Danaher Corp. (Miscellaneous Manufacturing)	3,155	270,036
Deere & Co. (Machinery-Diversified)	1,710	165,955
Deluxe Corp. (Commercial Services)	255	15,810
DigitalGlobe, Inc.* (Telecommunications)	344	9,560
Donaldson Co., Inc. (Miscellaneous Manufacturing)	649	23,234
Dover Corp. (Miscellaneous Manufacturing)	823	57,758
Eagle Materials, Inc. (Building Materials)	256	19,540
Eaton Corp. PLC (Miscellaneous Manufacturing)	2,390	161,300
EMCOR Group, Inc. (Engineering & Construction)	318	15,191

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 229

Common Stocks, continued

	Shares	Value
Emerson Electric Co. (Electrical Components & Equipment)	3,424	$189,793
EnerSys (Electrical Components & Equipment)	224	15,745
Equifax, Inc. (Commercial Services)	608	59,030
Essendant, Inc. (Distribution/Wholesale)	198	7,772
Esterline Technologies Corp.* (Aerospace/Defense)	156	14,873
Euronet Worldwide, Inc.* (Commercial Services)	251	15,487
Expeditors International of Washington, Inc. (Transportation)	979	45,137
Fastenal Co. (Distribution/Wholesale)	1,389	58,588
FedEx Corp. (Transportation)	1,351	230,210
FEI Co. (Electronics)	215	17,830
Fidelity National Information Services, Inc. (Software)	1,453	89,795
Fiserv, Inc.* (Software)	1,209	100,142
FleetCor Technologies, Inc.* (Commercial Services)	388	60,552
FLIR Systems, Inc. (Electronics)	718	22,129
Flowserve Corp. (Machinery-Diversified)	688	36,230
Fluor Corp. (Engineering & Construction)	758	40,182
Fortune Brands Home & Security, Inc. (Building Materials)	817	37,435
FTI Consulting, Inc.* (Commercial Services)	216	8,908
GATX Corp. (Trucking & Leasing)	221	11,746
Generac Holdings, Inc.* (Electrical Components & Equipment)	354	14,072
General Dynamics Corp. (Aerospace/Defense)	1,598	226,421
General Electric Co. (Miscellaneous Manufacturing)	51,595	1,370,878
Genesee & Wyoming, Inc.*—Class A (Transportation)	262	19,959
Genpact, Ltd.* (Computers)	806	17,192
Global Payments, Inc. (Commercial Services)	339	35,070
Graco, Inc. (Machinery-Diversified)	303	21,522
Graphic Packaging Holding Co. (Packaging & Containers)	1,683	23,444
Greif, Inc.—Class A (Packaging & Containers)	173	6,202
Harsco Corp. (Miscellaneous Manufacturing)	407	6,716
HD Supply Holdings, Inc.* (Distribution/Wholesale)	787	27,686
HEICO Corp. (Aerospace/Defense)	291	16,965
Hexcel Corp. (Miscellaneous Manufacturing)	490	24,373
Hillenbrand, Inc. (Miscellaneous Manufacturing)	323	9,916
Honeywell International, Inc. (Electronics)	4,001	407,982
Hub Group, Inc.*—Class A (Transportation)	175	7,060
Hubbell, Inc.—Class B (Electrical Components & Equipment)	273	29,560
Huntington Ingalls Industries, Inc. (Shipbuilding)	248	27,922
IDEX Corp. (Machinery-Diversified)	402	31,589
Illinois Tool Works, Inc. (Miscellaneous Manufacturing)	1,735	159,256
Ingersoll-Rand PLC (Miscellaneous Manufacturing)	1,357	91,489
IPG Photonics Corp.* (Semiconductors)	184	15,672
Itron, Inc.* (Electronics)	198	6,819
ITT Corp. (Miscellaneous Manufacturing)	458	19,163
J.B. Hunt Transport Services, Inc. (Transportation)	473	38,829
Jabil Circuit, Inc. (Electronics)	993	21,141
Jack Henry & Associates, Inc. (Computers)	417	26,980
Jacobs Engineering Group, Inc.* (Engineering & Construction)	644	26,159
Joy Global, Inc. (Machinery-Construction & Mining)	496	17,955
Kansas City Southern (Transportation)	568	51,802
KBR, Inc. (Engineering & Construction)	740	14,415
Kennametal, Inc. (Hand/Machine Tools)	403	13,750
Keysight Technologies, Inc.* (Electronics)	865	26,979
Kirby Corp.* (Transportation)	287	22,001
KLX, Inc.* (Aerospace/Defense)	270	11,915
Knowles Corp.* (Electronics)	435	7,874
L-3 Communications Holdings, Inc. (Aerospace/Defense)	420	47,620
Landstar System, Inc. (Transportation)	224	14,979
Lennox International, Inc. (Building Materials)	215	23,153
Lincoln Electric Holdings, Inc. (Hand/Machine Tools)	389	23,687
LinkedIn Corp.*—Class A (Internet)	549	113,440
Littelfuse, Inc. (Electrical Components & Equipment)	118	11,197
Lockheed Martin Corp. (Aerospace/Defense)	1,372	255,055
Louisiana-Pacific Corp.* (Building Materials)	731	12,449
ManpowerGroup, Inc. (Commercial Services)	404	36,110
Martin Marietta Materials, Inc. (Building Materials)	315	44,576
Masco Corp.* (Building Materials)	1,786	43,186
MAXIMUS, Inc. (Computers)	336	22,085
MDU Resources Group, Inc. (Electric)	998	19,491
MeadWestvaco Corp. (Packaging & Containers)	1,717	81,025
Mettler-Toledo International, Inc.* (Electronics)	140	47,805
Moog, Inc.*—Class A (Aerospace/Defense)	200	14,136
MRC Global, Inc.* (Oil & Gas Services)	522	8,060
MSA Safety, Inc. (Environmental Control)	160	7,762
MSC Industrial Direct Co., Inc.—Class A (Retail)	258	18,001
Mueller Industries, Inc. (Metal Fabricate/ Hardware)	293	10,173
National Instruments Corp. (Electronics)	517	15,231
Navistar International Corp.* (Auto Manufacturers)	341	7,717
NeuStar, Inc.*—Class A (Telecommunications)	285	8,325
Nordson Corp. (Machinery-Diversified)	291	22,666
Norfolk Southern Corp. (Transportation)	1,564	136,631
Northrop Grumman Corp. (Aerospace/Defense)	993	157,520
NOW, Inc.* (Oil & Gas Services)	550	10,950
Old Dominion Freight Line, Inc.* (Transportation)	346	23,737
Orbital ATK, Inc. (Aerospace/Defense)	307	22,522
Oshkosh Corp. (Machinery-Construction & Mining)	404	17,122
Owens Corning (Building Materials)	603	24,874
Owens-Illinois, Inc.* (Packaging & Containers)	827	18,971
PACCAR, Inc. (Auto Manufacturers)	1,819	116,070
Packaging Corp. of America (Packaging & Containers)	505	31,557
Pall Corp. (Miscellaneous Manufacturing)	548	68,199
Parker-Hannifin Corp. (Miscellaneous Manufacturing)	710	82,594
Paychex, Inc. (Software)	1,672	78,383
Pentair PLC (Miscellaneous Manufacturing)	922	63,388
PerkinElmer, Inc. (Electronics)	583	30,689
Precision Castparts Corp. (Metal Fabricate/ Hardware)	707	141,308
Quanta Services, Inc.* (Commercial Services)	1,086	31,299
R.R. Donnelley & Sons Co. (Commercial Services)	1,068	18,615
Raytheon Co. (Aerospace/Defense)	1,566	149,835
Regal Beloit Corp. (Hand/Machine Tools)	226	16,405
Republic Services, Inc. (Environmental Control)	1,279	50,098
Robert Half International, Inc. (Commercial Services)	690	38,295

See accompanying notes to financial statements.

230 :: ProFund VP Industrials :: Financial Statements

Common Stocks, continued

	Shares	Value
Rockwell Automation, Inc. (Machinery-Diversified)	687	$85,628
Rockwell Collins, Inc. (Aerospace/Defense)	674	62,244
Roper Technologies, Inc. (Machinery-Diversified)	513	88,472
Ryder System, Inc. (Transportation)	273	23,852
Sealed Air Corp. (Packaging & Containers)	1,076	55,285
Sensata Technologies Holding N.V.* (Electronics)	868	45,778
Silgan Holdings, Inc. (Packaging & Containers)	217	11,449
Sonoco Products Co. (Packaging & Containers)	515	22,073
Spirit AeroSystems Holdings, Inc.*—Class A (Aerospace/Defense)	670	36,924
SPX Corp. (Miscellaneous Manufacturing)	213	15,419
Stericycle, Inc.* (Environmental Control)	435	58,251
TE Connectivity, Ltd. (Electronics)	2,084	134,001
Teledyne Technologies, Inc.* (Aerospace/ Defense)	181	19,097
Terex Corp. (Machinery-Construction & Mining)	538	12,509
Tetra Tech, Inc. (Environmental Control)	312	8,000
Textron, Inc. (Miscellaneous Manufacturing)	1,421	63,419
The ADT Corp. (Commercial Services)	876	29,407
The Advisory Board Co.* (Commercial Services)	220	12,027
The Babcock & Wilcox Co. (Machinery-Diversified)	549	18,007
The Boeing Co. (Aerospace/Defense)	3,292	456,666
The Manitowoc Co., Inc. (Machinery-Diversified)	696	13,642
The Sherwin-Williams Co. (Chemicals)	402	110,558
The Timken Co. (Metal Fabricate/Hardware)	373	13,641
The Toro Co. (Housewares)	283	19,182
The Valspar Corp. (Chemicals)	385	31,501
Total System Services, Inc. (Commercial Services)	843	35,212
Towers Watson & Co.—Class A (Commercial Services)	355	44,659
TransDigm Group, Inc.* (Aerospace/Defense)	256	57,516
Trimble Navigation, Ltd.* (Electronics)	1,328	31,155
Trinity Industries, Inc. (Miscellaneous Manufacturing)	793	20,959
Triumph Group, Inc. (Aerospace/Defense)	251	16,563
Tyco International PLC (Electronics)	2,157	83,001
Union Pacific Corp. (Transportation)	4,485	427,735
United Parcel Service, Inc.—Class B (Transportation)	3,552	344,224
United Rentals, Inc.* (Commercial Services)	493	43,197
United Technologies Corp. (Aerospace/Defense)	4,242	470,564
USG Corp.* (Building Materials)	463	12,867
Valmont Industries, Inc. (Metal Fabricate/ Hardware)	123	14,621
Vectrus, Inc.* (Commercial Services)	51	1,268
Verisk Analytics, Inc.*—Class A (Commercial Services)	804	58,498
Vishay Intertechnology, Inc. (Electronics)	694	8,106
Vulcan Materials Co. (Building Materials)	676	56,737
W.W. Grainger, Inc. (Distribution/Wholesale)	308	72,888
Wabtec Corp. (Machinery-Diversified)	491	46,272
Waste Connections, Inc. (Environmental Control)	635	29,921
Waste Management, Inc. (Environmental Control)	2,183	101,182
Watsco, Inc. (Distribution/Wholesale)	138	17,076
WESCO International, Inc.* (Distribution/ Wholesale)	223	15,307
WEX, Inc.* (Commercial Services)	199	22,680
Woodward, Inc. (Electronics)	300	16,497
Xerox Corp. (Office/Business Equipment)	5,317	56,573
Xylem, Inc. (Machinery-Diversified)	931	34,512
Zebra Technologies Corp.*—Class A (Machinery-Diversified)	265	29,428
TOTAL COMMON STOCKS (Cost $4,656,279)		13,308,265

Repurchase Agreements(a) (0.1%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $7,000	$7,000	$7,000
TOTAL REPURCHASE AGREEMENTS (Cost $7,000)		7,000
TOTAL INVESTMENT SECURITIES (Cost $4,663,279)—100.4%		13,315,265
Net other assets (liabilities)—(0.4)%		(53,090)
NET ASSETS—100.0%		$13,262,175

*                      Non-income producing security

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

ProFund VP Industrials invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Aerospace/Defense	$2,083,832	15.8%
Auto Manufacturers	149,038	1.1%
Building Materials	287,018	2.2%
Chemicals	142,059	1.0%
Commercial Services	850,068	6.4%
Computers	389,381	3.0%
Distribution/Wholesale	199,317	1.5%
Diversified Financial Services	127,017	0.9%
Electric	19,491	0.1%
Electrical Components & Equipment	386,702	2.9%
Electronics	1,166,154	8.8%
Engineering & Construction	145,939	1.1%
Environmental Control	284,391	2.2%
Hand/Machine Tools	53,842	0.4%
Household Products/Wares	28,520	0.2%
Housewares	19,182	0.1%
Internet	113,440	0.9%
Machinery-Construction & Mining	309,509	2.3%
Machinery-Diversified	759,031	5.7%
Metal Fabricate/Hardware	179,743	1.4%
Miscellaneous Manufacturing	3,151,245	23.9%
Office/Business Equipment	56,573	0.4%
Oil & Gas Services	19,010	0.1%
Packaging & Containers	379,276	2.8%
Retail	18,001	0.1%
Semiconductors	15,672	0.1%
Shipbuilding	27,922	0.2%
Software	298,976	2.3%
Telecommunications	26,810	0.2%
Transportation	1,609,360	12.1%
Trucking & Leasing	11,746	0.1%
Other**	(46,090)	(0.3)%
Total	$13,262,175	100.0%

**               Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Industrials :: 231

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$4,663,279
Securities, at value	13,308,265
Repurchase agreements, at value	7,000
Total Investment Securities, at value	13,315,265
Cash	3,689
Dividends and interest receivable	22,812
Receivable for capital shares issued	44
Receivable for investments sold	90,898
Prepaid expenses	279
TOTAL ASSETS	13,432,987

LIABILITIES:
Payable for investments purchased	83,779
Payable for capital shares redeemed	57,863
Advisory fees payable	9,270
Management services fees payable	1,236
Administration fees payable	405
Administrative services fees payable	6,392
Distribution fees payable	6,545
Transfer agency fees payable	1,273
Fund accounting fees payable	475
Compliance services fees payable	97
Other accrued expenses	3,477
TOTAL LIABILITIES	170,812
NET ASSETS	$13,262,175

NET ASSETS CONSIST OF:
Capital	$9,260,786
Accumulated net investment income (loss)	13,070
Accumulated net realized gains (losses) on investments	(4,663,667)
Net unrealized appreciation (depreciation) on investments	8,651,986
NET ASSETS	$13,262,175

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	222,715
Net Asset Value (offering and redemption price per share)	$59.55

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$167,438
Interest	6
Foreign tax withholding	(6)
TOTAL INVESTMENT INCOME	167,438

EXPENSES:
Advisory fees	70,256
Management services fees	9,367
Administration fees	2,662
Transfer agency fees	3,800
Administrative services fees	27,256
Distribution fees	23,419
Custody fees	1,808
Fund accounting fees	4,110
Trustee fees	185
Compliance services fees	97
Other fees	7,449
Recoupment of prior expenses reduced by the Advisor	6,964
TOTAL NET EXPENSES	157,373
NET INVESTMENT INCOME (LOSS)	10,065

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,084,080
Change in net unrealized appreciation/depreciation on investments	(1,410,829)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(326,749)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(316,684)

See accompanying notes to financial statements.

232 :: ProFund VP Industrials :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$10,065	$22,066
Net realized gains (losses) on investments	1,084,080	1,328,229
Change in net unrealized appreciation/depreciation on investments	(1,410,829)	(937,708)
Change in net assets resulting from operations	(316,684)	412,587

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(20,641)	(43,202)
Change in net assets resulting from distributions	(20,641)	(43,202)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,078,715	16,795,911
Dividends reinvested	20,641	43,202
Value of shares redeemed	(15,015,114)	(28,019,058)
Change in net assets resulting from capital transactions	(4,915,758)	(11,179,945)
Change in net assets	(5,253,083)	(10,810,560)

NET ASSETS:
Beginning of period	18,515,258	29,325,818
End of period	$13,262,175	$18,515,258
Accumulated net investment income (loss)	$13,070	$23,646

SHARE TRANSACTIONS:
Issued	162,177	290,623
Reinvested	341	748
Redeemed	(246,807)	(496,552)
Change in shares	(84,289)	(205,181)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Industrials :: 233

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$60.31		$57.26	$41.66	$36.07	$36.82	$29.82

Investment Activities:
Net investment income (loss)(a)	0.03		0.06	0.11	0.23	0.09	0.13
Net realized and unrealized gains (losses) on investments	(0.73)		3.13	15.74	5.46	(0.74)	6.94
Total income (loss) from investment activities	(0.70)		3.19	15.85	5.69	(0.65)	7.07

Distributions to Shareholders From:
Net investment income	(0.06)		(0.14)	(0.25)	(0.10)	(0.10)	(0.07)

Net Asset Value, End of Period	$59.55		$60.31	$57.26	$41.66	$36.07	$36.82

Total Return	(1.16	)%(b)	5.58%	38.19%	15.80%	(1.79)%	23.75%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.77%	1.81%	1.94%	1.90%	1.89%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.11%		0.11%	0.22%	0.59%	0.23%	0.39%

Supplemental Data:
Net assets, end of period (000’s)	$13,262		$18,515	$29,326	$13,765	$10,695	$17,340
Portfolio turnover rate(d)	48	%(b)	54%	106%	141%	247%	238%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

234 :: ProFund VP Internet :: Financial Statements

Investment Objective: The ProFund VP Internet seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Internet Composite Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Facebook, Inc.	9.9%
Google, Inc.	9.8%
Amazon.com, Inc.	9.3%
eBay, Inc.	5.9%
The Priceline Group, Inc.	5.6%

Dow Jones Internet Composite Index — Composition

The Dow Jones Internet Composite Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.8%)

	Shares	Value
Akamai Technologies, Inc.* (Software)	4,446	$310,420
Allscripts Healthcare Solutions, Inc.* (Software)	10,072	137,785
Amazon.com, Inc.* (Internet)	2,610	1,132,974
Bazaarvoice, Inc.* (Internet)	9,441	55,607
Blucora, Inc.* (Internet)	4,679	75,566
Cornerstone OnDemand, Inc.* (Software)	3,618	125,906
Dealertrack Technologies, Inc.* (Software)	3,120	195,905
Demandware, Inc.* (Software)	2,022	143,724
E*TRADE Financial Corp.* (Diversified Financial Services)	8,842	264,818
EarthLink Holdings Corp. (Telecommunications)	11,220	84,038
eBay, Inc.* (Internet)	11,962	720,590
Ebix, Inc. (Software)	2,714	88,504
Endurance International Group Holdings, Inc.* (Internet)	4,871	100,635
Equinix, Inc. (Internet)	1,341	340,614
Expedia, Inc. (Internet)	2,765	302,353
Facebook, Inc.*—Class A (Internet)	14,033	1,203,539
Google, Inc.*—Class A (Internet)	1,118	603,765
Google, Inc.*—Class C (Internet)	1,121	583,492
Groupon, Inc.* (Internet)	25,004	125,770
IAC/InterActiveCorp (Internet)	2,859	227,748
j2 Global, Inc. (Internet)	2,406	163,464
Juniper Networks, Inc. (Telecommunications)	10,267	266,634
LinkedIn Corp.*—Class A (Internet)	2,009	415,120
LivePerson, Inc.* (Computers)	6,840	67,100
Netflix, Inc.* (Internet)	818	537,377
NETGEAR, Inc.* (Telecommunications)	3,096	92,942
NetSuite, Inc.* (Software)	1,823	167,260
Pandora Media, Inc.* (Internet)	9,555	148,485
Rackspace Hosting, Inc.* (Software)	5,073	188,665
salesforce.com, inc.* (Software)	7,506	522,642
Sonus Networks, Inc.* (Telecommunications)	7,514	51,997
TD Ameritrade Holding Corp. (Diversified Financial Services)	7,643	281,415
The Priceline Group, Inc.* (Internet)	588	677,006
TripAdvisor, Inc.* (Internet)	3,490	304,119
TrueCar, Inc.* (Internet)	3,305	39,627
Twitter, Inc.* (Internet)	11,010	398,782
Veeva Systems, Inc.*—Class A (Software)	3,519	98,638
VeriSign, Inc.* (Internet)	3,736	230,586
VirnetX Holding Corp.* (Internet)	9,028	37,918
Web.com Group, Inc.* (Internet)	4,400	106,568
Yahoo!, Inc.* (Internet)	12,954	508,963
TOTAL COMMON STOCKS (Cost $6,693,633)		12,129,061

Repurchase Agreements(a) (0.2%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%–0.07%, dated 6/30/15, due 7/1/15, total to be received $22,000	$22,000	$22,000
TOTAL REPURCHASE AGREEMENTS (Cost $22,000)		22,000
TOTAL INVESTMENT SECURITIES (Cost $6,715,633)–100.0%		12,151,061
Net other assets (liabilities)–NM		(5,395)
NET ASSETS—100.0%		$12,145,666

*                 Non-income producing security

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM         Not meaningful, amount is less than 0.05%.

ProFund VP Internet invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Computers	$67,100	0.6%
Diversified Financial Services	546,233	4.5%
Internet	9,040,668	74.4%
Software	1,979,449	16.2%
Telecommunications	495,611	4.1%
Other**	16,605	0.2%
Total	$12,145,666	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Internet :: 235

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$6,715,633
Securities, at value	12,129,061
Repurchase agreements, at value	22,000
Total Investment Securities, at value	12,151,061
Cash	901
Dividends and interest receivable	689
Receivable for capital shares issued	91,706
Prepaid expenses	137
TOTAL ASSETS	12,244,494

LIABILITIES:
Payable for capital shares redeemed	75,227
Advisory fees payable	7,593
Management services fees payable	1,013
Administration fees payable	332
Administrative services fees payable	4,543
Distribution fees payable	4,472
Transfer agency fees payable	954
Fund accounting fees payable	389
Compliance services fees payable	56
Other accrued expenses	4,249
TOTAL LIABILITIES	98,828
NET ASSETS	$12,145,666

NET ASSETS CONSIST OF:
Capital	$7,320,837
Accumulated net investment income (loss)	(66,584)
Accumulated net realized gains (losses) on investments	(544,015)
Net unrealized appreciation (depreciation) on investments	5,435,428
NET ASSETS	$12,145,666

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	162,618
Net Asset Value (offering and redemption price per share)	$74.69

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$14,163
Interest	5
TOTAL INVESTMENT INCOME	14,168

EXPENSES:
Advisory fees	36,939
Management services fees	4,925
Administration fees	1,647
Transfer agency fees	2,352
Administrative services fees	14,270
Distribution fees	12,313
Custody fees	1,022
Fund accounting fees	2,143
Trustee fees	110
Compliance services fees	56
Other fees	4,954
Recoupment of prior expenses reduced by the Advisor	2,013
TOTAL NET EXPENSES	82,744
NET INVESTMENT INCOME (LOSS)	(68,576)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	178,699
Change in net unrealized appreciation/depreciation on investments	615,625
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	794,324

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$725,748

See accompanying notes to financial statements.

236 :: ProFund VP Internet :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(68,576)	$(167,251)
Net realized gains (losses) on investments	178,699	1,252,343
Change in net unrealized appreciation/depreciation on investments	615,625	(1,638,196)
Change in net assets resulting from operations	725,748	(553,104)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized gains on investments	(1,108,387)	(525,426)
Change in net assets resulting from distributions	(1,108,387)	(525,426)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	10,999,493	19,396,411
Dividends reinvested	1,108,387	525,426
Value of shares redeemed	(7,598,192)	(25,491,859)
Change in net assets resulting from capital transactions	4,509,688	(5,570,022)
Change in net assets	4,127,049	(6,648,552)

NET ASSETS:
Beginning of period	8,018,617	14,667,169
End of period	$12,145,666	$8,018,617
Accumulated net investment income (loss)	$(66,584)	$1,992

SHARE TRANSACTIONS:
Issued	141,212	243,989
Reinvested	14,980	7,252
Redeemed	(97,065)	(329,762)
Change in shares	59,127	(78,521)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Internet :: 237

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$77.48		$80.58	$59.70	$54.92	$60.73	$46.50

Investment Activities:
Net investment income (loss)(a)	(0.54)		(1.12)	(0.97)	(0.76)	(0.86)	(0.48)
Net realized and unrealized gains (losses) on investments	7.42		1.76 (b)	29.14	11.09	(3.14)	16.40
Total income (loss) from investment activities	6.88		0.64	28.17	10.33	(4.00)	15.92

Distributions to Shareholders From:
Net realized gains on investments	(9.67)		(3.74)	(7.29)	(5.55)	(1.81)	(1.69)

Net Asset Value, End of Period	$74.69		$77.48	$80.58	$59.70	$54.92	$60.73

Total Return	9.00	%(c)	1.12%	51.71%	19.76%	(6.91)%	35.27%
Ratios to Average Net Assets:
Gross expenses(d)	1.68%		1.74%	1.76%	1.93%	1.82%	1.81%
Net expenses(d)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(d)	(1.39)%		(1.44)%	(1.42)%	(1.33)%	(1.42)%	(0.95)%

Supplemental Data:
Net assets, end of period (000’s)	$12,146		$8,019	$14,667	$6,726	$4,494	$17,774
Portfolio turnover rate(e)	61	%(c)	170%	194%	189%	95%	233%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(c)           Not annualized for periods less than one year.

(d)          Annualized for periods less than one year.

(e)           Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

238 :: ProFund VP Oil & Gas :: Financial Statements

Investment Objective: The ProFund VP Oil & Gas seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Oil & Gas Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Exxon Mobil Corp.	21.7%
Chevron Corp.	11.3%
Schlumberger, Ltd.	6.8%
ConocoPhillips	4.7%
Kinder Morgan, Inc.	4.2%

Dow Jones U.S. Oil & Gas Index — Composition

% of Index
Oil, Gas & Consumable Fuels	82%
Energy Equipment & Services	18%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.2%)

	Shares	Value
Anadarko Petroleum Corp. (Oil & Gas)	17,221	$1,344,271
Antero Resources Corp.* (Oil & Gas)	1,972	67,718
Apache Corp. (Oil & Gas)	12,785	736,800
Atwood Oceanics, Inc. (Oil & Gas)	2,039	53,911
Baker Hughes, Inc. (Oil & Gas Services)	14,737	909,273
Bristow Group, Inc. (Oil & Gas Services)	1,181	62,947
Cabot Oil & Gas Corp. (Oil & Gas)	14,023	442,285
California Resources Corp. (Oil & Gas)	10,469	63,233
Cameron International Corp.* (Oil & Gas Services)	6,489	339,829
CARBO Ceramics, Inc. (Oil & Gas Services)	670	27,892
Carrizo Oil & Gas, Inc.* (Oil & Gas)	1,606	79,079
Chart Industries, Inc.* (Machinery-Diversified)	1,036	37,037
Cheniere Energy, Inc.* (Oil & Gas)	7,468	517,234
Chesapeake Energy Corp. (Oil & Gas)	17,548	196,011
Chevron Corp. (Oil & Gas)	63,754	6,150,348
Cimarex Energy Co. (Oil & Gas)	3,175	350,234
Cobalt International Energy, Inc.* (Oil & Gas)	10,115	98,217
Concho Resources, Inc.* (Oil & Gas)	4,069	463,296
ConocoPhillips (Oil & Gas)	41,800	2,566,938
Continental Resources, Inc.* (Oil & Gas)	2,909	123,313
Core Laboratories N.V. (Oil & Gas Services)	1,451	165,472
Denbury Resources, Inc. (Oil & Gas)	12,089	76,886
Devon Energy Corp. (Oil & Gas)	13,101	779,378
Diamond Offshore Drilling, Inc. (Oil & Gas)	2,279	58,821
Diamondback Energy, Inc.* (Oil & Gas)	2,135	160,936
Dresser-Rand Group, Inc.* (Oil & Gas Services)	2,609	222,235
Dril-Quip, Inc.* (Oil & Gas Services)	1,321	99,405
Energen Corp. (Oil & Gas)	2,671	182,429
Energy XXI, Ltd. (Oil & Gas)	3,201	8,419
Ensco PLCADR—Class A (Oil & Gas)	7,945	176,935
EOG Resources, Inc. (Oil & Gas)	18,610	1,629,306
EQT Corp. (Oil & Gas)	5,164	420,041
Exterran Holdings, Inc. (Oil & Gas Services)	2,354	76,858
Exxon Mobil Corp. (Oil & Gas)	141,753	11,793,850
First Solar, Inc.* (Energy-Alternate Sources)	2,564	120,456
FMC Technologies, Inc.* (Oil & Gas Services)	7,829	324,825
Forum Energy Technologies, Inc.* (Oil & Gas Services)	2,107	42,730
Gulfport Energy Corp.* (Oil & Gas)	3,615	145,504
Halliburton Co. (Oil & Gas Services)	28,847	1,242,440
Helix Energy Solutions Group, Inc.* (Oil & Gas Services)	3,340	42,184
Helmerich & Payne, Inc. (Oil & Gas)	3,649	256,963
Hess Corp. (Oil & Gas)	8,282	553,900
HollyFrontier Corp. (Oil & Gas)	6,644	283,632
Kinder Morgan, Inc. (Pipelines)	58,806	2,257,562
Laredo Petroleum, Inc.* (Oil & Gas)	4,206	52,911
Marathon Oil Corp. (Oil & Gas)	22,883	607,315
Marathon Petroleum Corp. (Oil & Gas)	18,419	963,499
McDermott International, Inc.* (Oil & Gas Services)	8,090	43,201
Murphy Oil Corp. (Oil & Gas)	5,671	235,743
Nabors Industries, Ltd. (Oil & Gas)	9,884	142,626
National Oilwell Varco, Inc. (Oil & Gas Services)	13,150	634,882
Newfield Exploration Co.* (Oil & Gas)	5,520	199,382
Noble Corp. PLC (Oil & Gas)	8,203	126,244
Noble Energy, Inc. (Oil & Gas)	13,120	559,962
Oasis Petroleum, Inc.* (Oil & Gas)	4,719	74,796
Occidental Petroleum Corp. (Oil & Gas)	26,041	2,025,209
Oceaneering International, Inc. (Oil & Gas Services)	3,349	156,030
OGE Energy Corp. (Electric)	6,767	193,333
Oil States International, Inc.* (Oil & Gas Services)	1,749	65,115
ONEOK, Inc. (Pipelines)	7,078	279,439
Patterson-UTI Energy, Inc. (Oil & Gas)	5,014	94,338
PBF Energy, Inc. (Oil & Gas)	2,908	82,645
Phillips 66 (Oil & Gas)	18,386	1,481,177
Pioneer Natural Resources Co. (Oil & Gas)	5,062	702,049
QEP Resources, Inc. (Oil & Gas)	5,510	101,990
Range Resources Corp. (Oil & Gas)	5,645	278,750
Rosetta Resources, Inc.* (Oil & Gas)	2,567	59,400
Rowan Cos. PLC—Class A (Oil & Gas)	4,230	89,295
SandRidge Energy, Inc.* (Oil & Gas)	13,126	11,512
Schlumberger, Ltd. (Oil & Gas Services)	43,047	3,710,222
SEACOR Holdings, Inc.* (Oil & Gas Services)	588	41,713
SemGroup Corp.—Class A (Pipelines)	1,488	118,266
SM Energy Co. (Oil & Gas)	2,288	105,523
SolarCity Corp.* (Energy-Alternate Sources)	1,741	93,231
Southwestern Energy Co.* (Oil & Gas)	13,120	298,218
Spectra Energy Corp. (Pipelines)	22,761	742,009
Stone Energy Corp.* (Oil & Gas)	1,938	24,399
Superior Energy Services, Inc. (Oil & Gas Services)	5,102	107,346

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 239

Common Stocks, continued

	Shares	Value
Targa Resources Corp. (Oil & Gas Services)	1,637	$146,053
Teekay Corp. (Transportation)	1,578	67,570
Tesoro Corp. (Oil & Gas)	4,270	360,431
The Williams Cos., Inc. (Pipelines)	22,854	1,311,591
Tidewater, Inc. (Transportation)	1,595	36,254
Transocean, Ltd. (Oil & Gas)	11,581	186,686
U.S. Silica Holdings, Inc. (Mining)	1,813	53,230
Ultra Petroleum Corp.* (Oil & Gas)	5,193	65,016
Unit Corp.* (Oil & Gas)	1,590	43,121
Valero Energy Corp. (Oil & Gas)	17,244	1,079,474
Weatherford International PLC* (Oil & Gas Services)	26,268	322,308
Western Refining, Inc. (Oil & Gas)	2,396	104,514
Whiting Petroleum Corp.* (Oil & Gas)	6,920	232,512
World Fuel Services Corp. (Retail)	2,447	117,334
WPX Energy, Inc.* (Oil & Gas)	6,941	85,235
TOTAL COMMON STOCKS (Cost $28,135,954)		54,464,132
TOTAL INVESTMENT SECURITIES (Cost $28,135,954)—100.2%		54,464,132
Net other assets (liabilities)—(0.2)%		(124,907)
NET ASSETS—100.0%		$54,339,225

*	Non-income producing security
ADR	American Depositary Receipt

ProFund VP Oil & Gas invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Electric	$193,333	0.4%
Energy-Alternate Sources	213,687	0.3%
Machinery-Diversified	37,037	0.1%
Mining	53,230	0.1%
Oil & Gas	40,253,860	74.2%
Oil & Gas Services	8,782,960	16.1%
Pipelines	4,708,867	8.6%
Retail	117,334	0.2%
Transportation	103,824	0.2%
Other**	(124,907)	(0.2)%
Total	$54,339,225	100.0%

**	Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

240 :: ProFund VP Oil & Gas :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$28,135,954
Securities, at value	54,464,132
Total Investment Securities, at value	54,464,132
Dividends receivable	43,054
Receivable for capital shares issued	109,405
Prepaid expenses	664
TOTAL ASSETS	54,617,255

LIABILITIES:
Payable for capital shares redeemed	12,966
Cash overdraft	99,777
Advisory fees payable	31,085
Management services fees payable	4,145
Administration fees payable	1,515
Administrative services fees payable	25,591
Distribution fees payable	24,651
Trustee fees payable	12
Transfer agency fees payable	4,634
Fund accounting fees payable	1,775
Compliance services fees payable	279
Other accrued expenses	71,600
TOTAL LIABILITIES	278,030
NET ASSETS	$54,339,225

NET ASSETS CONSIST OF:
Capital	$34,234,969
Accumulated net investment income (loss)	311,417
Accumulated net realized gains (losses) on investments	(6,535,339)
Net unrealized appreciation (depreciation) on investments	26,328,178
NET ASSETS	$54,339,225

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,387,363
Net Asset Value (offering and redemption price per share)	$39.17

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$775,625
Interest	16
Foreign tax withholding	(243)
TOTAL INVESTMENT INCOME	775,398

EXPENSES:
Advisory fees	210,796
Management services fees	28,106
Administration fees	9,413
Transfer agency fees	13,488
Administrative services fees	79,031
Distribution fees	70,265
Custody fees	4,289
Fund accounting fees	12,190
Trustee fees	656
Compliance services fees	279
Printing fees	37,267
Other fees	19,042
Total Gross Expenses before reductions	484,822
Expenses reduced and reimbursed by the Advisor	(12,638)
TOTAL NET EXPENSES	472,184
NET INVESTMENT INCOME (LOSS)	303,214

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(851,694)
Change in net unrealized appreciation/depreciation on investments	(2,290,986)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,142,680)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,839,466)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Oil & Gas :: 241

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$303,214	$355,267
Net realized gains (losses) on investments	(851,694)	4,457,515
Change in net unrealized appreciation/depreciation on investments	(2,290,986)	(11,343,443)
Change in net assets resulting from operations	(2,839,466)	(6,530,661)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(347,063)	(253,665)
Net realized gains on investments	(4,389,559)	(4,103,249)
Change in net assets resulting from distributions	(4,736,622)	(4,356,914)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	18,442,381	46,407,343
Dividends reinvested	4,736,622	4,356,914
Value of shares redeemed	(15,623,850)	(44,404,366)
Change in net assets resulting from capital transactions	7,555,153	6,359,891
Change in net assets	(20,935)	(4,527,684)

NET ASSETS:
Beginning of period	54,360,160	58,887,844
End of period	$54,339,225	$54,360,160
Accumulated net investment income (loss)	$311,417	$355,266

SHARE TRANSACTIONS:
Issued	424,141	904,412
Reinvested	110,514	81,912
Redeemed	(367,423)	(867,401)
Change in shares	167,232	118,923

See accompanying notes to financial statements.

242 :: ProFund VP Oil & Gas :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$44.55		$53.48	$45.02	$47.47	$46.49	$39.64

Investment Activities:
Net investment income (loss)(a)	0.23		0.31	0.21	0.18	0.04	0.08
Net realized and unrealized gains (losses) on investments	(2.05)		(5.51)	10.34	1.12	1.00	6.93
Total income (loss) from investment activities	(1.82)		(5.20)	10.55	1.30	1.04	7.01

Distributions to Shareholders From:
Net investment income	(0.26)		(0.22)	(0.21)	(0.05)	(0.06)	(0.16)
Net realized gains on investments	(3.30)		(3.51)	(1.88)	(3.70)	—	—
Total distributions	(3.56)		(3.73)	(2.09)	(3.75)	(0.06)	(0.16)

Net Asset Value, End of Period	$39.17		$44.55	$53.48	$45.02	$47.47	$46.49

Total Return	(4.77	)%(b)	(10.87)%	24.07%	2.90%	2.25%	17.76%

Ratios to Average Net Assets:
Gross expenses(c)	1.73%		1.77%	1.76%	1.86%	1.82%	1.77%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.08%		0.59%	0.43%	0.39%	0.08%	0.21%

Supplemental Data:
Net assets, end of period (000’s)	$54,339		$54,360	$58,888	$57,560	$69,061	$97,755
Portfolio turnover rate(d)	12	%(b)	44%	19%	68%	73%	89%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 243

Investment Objective: The ProFund VP Pharmaceuticals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Pharmaceuticals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	63%
Swap Agreements	37%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Johnson & Johnson	15.5%
Pfizer, Inc.	11.8%
Merck & Co., Inc.	9.2%
Allergan PLC	6.8%
Bristol-Myers Squibb Co.	6.3%

Dow Jones U.S. Pharmaceuticals Index — Composition

The Dow Jones U.S. Pharmaceuticals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (62.6%)

	Shares	Value
Akorn, Inc.* (Pharmaceuticals)	1,826	$79,723
Allergan PLC* (Pharmaceuticals)	9,187	2,787,887
Bristol-Myers Squibb Co. (Pharmaceuticals)	38,974	2,593,330
Eli Lilly & Co. (Pharmaceuticals)	22,869	1,909,333
Endo International PLC* (Pharmaceuticals)	4,769	379,851
Hospira, Inc.* (Pharmaceuticals)	4,069	360,961
Impax Laboratories, Inc.* (Pharmaceuticals)	1,507	69,201
Jazz Pharmaceuticals PLC* (Pharmaceuticals)	1,440	253,541
Johnson & Johnson (Pharmaceuticals)	64,855	6,320,768
Mallinckrodt PLC* (Pharmaceuticals)	2,684	315,960
Merck & Co., Inc. (Pharmaceuticals)	66,104	3,763,301
Mylan NV* (Pharmaceuticals)	9,623	653,017
Pacira Pharmaceuticals, Inc.* (Pharmaceuticals)	798	56,435
Perrigo Co. PLC (Pharmaceuticals)	3,357	620,474
Pfizer, Inc. (Pharmaceuticals)	144,141	4,833,048
Theravance, Inc. (Biotechnology)	1,890	34,152
Zoetis, Inc. (Pharmaceuticals)	11,658	562,149
TOTAL COMMON STOCKS (Cost $17,329,475)		25,593,131
TOTAL INVESTMENT SECURITIES (Cost $17,329,475)—62.6%		25,593,131
Net other assets (liabilities)—37.4%		15,257,497
NET ASSETS—100.0%		$40,850,628

*  Non-income producing security

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Pharmaceuticals Index	Goldman Sachs International	7/23/15	0.45%	$15,298,164	$(1,836)

^                  Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Pharmaceuticals invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Biotechnology	$34,152	0.1%
Pharmaceuticals	25,558,979	62.5%
Other**	15,257,497	37.4%
Total	$40,850,628	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

244 :: ProFund VP Pharmaceuticals :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$17,329,475
Securities, at value	25,593,131
Total Investment Securities, at value	25,593,131
Dividends receivable	48,012
Receivable for capital shares issued	20,869
Receivable for investments sold	15,480,083
Prepaid expenses	473
TOTAL ASSETS	41,142,568

LIABILITIES:
Payable for capital shares redeemed	189,862
Cash overdraft	7,966
Unrealized loss on swap agreements	1,836
Advisory fees payable	23,960
Management services fees payable	3,195
Administration fees payable	1,126
Administrative services fees payable	20,773
Distribution fees payable	20,769
Trustee fees payable	9
Transfer agency fees payable	3,279
Fund accounting fees payable	1,319
Compliance services fees payable	211
Other accrued expenses	17,635
TOTAL LIABILITIES	291,940
NET ASSETS	$40,850,628

NET ASSETS CONSIST OF:
Capital	$34,411,267
Accumulated net investment income (loss)	86,588
Accumulated net realized gains (losses) on investments	(1,909,047)
Net unrealized appreciation (depreciation) on investments	8,261,820
NET ASSETS	$40,850,628

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,016,095
Net Asset Value (offering and redemption price per share)	$40.20

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$419,038
Interest	60
TOTAL INVESTMENT INCOME	419,098

EXPENSES:
Advisory fees	148,442
Management services fees	19,792
Administration fees	5,778
Transfer agency fees	8,265
Administrative services fees	53,479
Distribution fees	49,481
Custody fees	2,725
Fund accounting fees	7,301
Trustee fees	400
Compliance services fees	211
Other fees	27,181
Recoupment of prior expenses reduced by the Advisor	9,455
TOTAL NET EXPENSES	332,510
NET INVESTMENT INCOME (LOSS)	86,588

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	1,907,662
Net realized gains (losses) on swap agreements	(149,092)
Change in net unrealized appreciation/depreciation on investments	354,603
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	2,113,173

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$2,199,761

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Pharmaceuticals :: 245

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$86,588	$191,145
Net realized gains (losses) on investments	1,758,570	1,011,730
Change in net unrealized appreciation/depreciation on investments	354,603	2,728,877
Change in net assets resulting from operations	2,199,761	3,931,752

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(191,145)	(194,938)
Net realized gains on investments	(966,345)	(973,226)
Change in net assets resulting from distributions	(1,157,490)	(1,168,164)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	26,529,609	44,195,077
Dividends reinvested	1,157,490	1,168,164
Value of shares redeemed	(20,789,855)	(35,054,446)
Change in net assets resulting from capital transactions	6,897,244	10,308,795
Change in net assets	7,939,515	13,072,383

NET ASSETS:
Beginning of period	32,911,113	19,838,730
End of period	$40,850,628	$32,911,113
Accumulated net investment income (loss)	$86,588	$191,145

SHARE TRANSACTIONS:
Issued	651,331	1,186,739
Reinvested	29,127	33,111
Redeemed	(510,705)	(953,797)
Change in shares	169,753	266,053

See accompanying notes to financial statements.

246 :: ProFund VP Pharmaceuticals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$38.89		$34.19	$27.62	$25.05	$22.09	$22.95

Investment Activities:
Net investment income (loss)(a)	0.09		0.28	0.35	0.48	0.41	0.39
Net realized and unrealized gains (losses) on investments	2.38		6.16	8.16	2.46	3.08	(0.27)
Total income (loss) from investment activities	2.47		6.44	8.51	2.94	3.49	0.12

Distributions to Shareholders From:
Net investment income	(0.19)		(0.29)	(0.52)	(0.37)	(0.53)	(0.98)
Net realized gains on investments	(0.97)		(1.45)	(1.42)	—	—	—
Total distributions	(1.16)		(1.74)	(1.94)	(0.37)	(0.53)	(0.98)

Net Asset Value, End of Period	$40.20		$38.89	$34.19	$27.62	$25.05	$22.09

Total Return	6.38	%(b)	19.36%	31.63%	11.86%	16.13%	0.48%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.71%	1.74%	1.85%	1.80%	1.78%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.44%		0.75%	1.12%	1.83%	1.74%	1.78%

Supplemental Data:
Net assets, end of period (000’s)	$40,851		$32,911	$19,839	$13,341	$26,906	$6,885
Portfolio turnover rate(d)	134	%(b)	256%	275%	351%	411%	360%

(a)    Per share net investment income (loss) has been calculated using the average daily shares method.

(b)    Not annualized for periods less than one year.

(c)    Annualized for periods less than one year.

(d)    Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 247

Investment Objective: The ProFund VP Precious Metals seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones Precious Metals Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Precious Metals primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Dow Jones Precious Metals Index — Composition

The Dow Jones Precious Metals Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (104.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $23,770,023	$23,770,000	$23,770,000
TOTAL REPURCHASE AGREEMENTS (Cost $23,770,000)		23,770,000
TOTAL INVESTMENT SECURITIES (Cost $23,770,000)—104.6%		23,770,000
Net other assets (liabilities)—(4.6)%		(1,043,365)
NET ASSETS—100.0%		$22,726,635

(a)                     The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)                     A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $5,124,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones Precious Metals Index	Goldman Sachs International	7/23/15	0.65%	$8,349,011	$(346,223)
Dow Jones Precious Metals Index	UBS AG	7/23/15	0.75%	14,289,931	(614,869)
				$22,638,942	$(961,092)

^                              Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

248 :: ProFund VP Precious Metals :: Financial Statements

Statement of Assets and Liabilities (unaudited)

June 30, 2015

ASSETS:
Total Investment Securities, at cost	$23,770,000
Repurchase agreements, at value	23,770,000
Total Investment Securities, at value	23,770,000
Cash	99
Interest receivable	23
Receivable for capital shares issued	269,702
Prepaid expenses	348
TOTAL ASSETS	24,040,172

LIABILITIES:
Payable for capital shares redeemed	304,837
Unrealized loss on swap agreements	961,092
Advisory fees payable	13,035
Management services fees payable	1,738
Administration fees payable	648
Administrative services fees payable	10,299
Distribution fees payable	9,536
Trustee fees payable	5
Transfer agency fees payable	2,041
Fund accounting fees payable	759
Compliance services fees payable	126
Other accrued expenses	9,421
TOTAL LIABILITIES	1,313,537
NET ASSETS	$22,726,635

NET ASSETS CONSIST OF:
Capital	$96,670,434
Accumulated net investment income (loss)	(220,220)
Accumulated net realized gains (losses) on investments	(72,762,487)
Net unrealized appreciation (depreciation) on investments	(961,092)
NET ASSETS	$22,726,635

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,353,947
Net Asset Value (offering and redemption price per share)	$16.79

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$4,278

EXPENSES:
Advisory fees	100,222
Management services fees	13,363
Administration fees	4,025
Transfer agency fees	5,786
Administrative services fees	40,236
Distribution fees	33,407
Custody fees	2,079
Fund accounting fees	5,171
Trustee fees	284
Compliance services fees	126
Printing fees	12,174
Other fees	9,112
Total Gross Expenses before reductions	225,985
Expenses reduced and reimbursed by the Advisor	(1,487)
TOTAL NET EXPENSES	224,498
NET INVESTMENT INCOME (LOSS)	(220,220)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on swap agreements	474,518
Change in net unrealized appreciation/depreciation on investments	(2,148,548)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,674,030)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,894,250)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Precious Metals :: 249

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(220,220)	$(602,916)
Net realized gains (losses) on investments	474,518	(7,318,920)
Change in net unrealized appreciation/depreciation on investments	(2,148,548)	(371,635)
Change in net assets resulting from operations	(1,894,250)	(8,293,471)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	39,107,112	69,095,099
Value of shares redeemed	(39,697,883)	(74,456,455)
Change in net assets resulting from capital transactions	(590,771)	(5,361,356)
Change in net assets	(2,485,021)	(13,654,827)

NET ASSETS:
Beginning of period	25,211,656	38,866,483
End of period	$22,726,635	$25,211,656
Accumulated net investment income (loss)	$(220,220)	$—

SHARE TRANSACTIONS:
Issued	2,044,906	2,964,009
Redeemed	(2,096,718)	(3,208,510)
Change in shares	(51,812)	(244,501)

See accompanying notes to financial statements.

250 :: ProFund VP Precious Metals :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$17.93		$23.55	$37.95	$44.41	$55.83	$42.00

Investment Activities:
Net investment income (loss)(a)	(0.15)		(0.40)	(0.46)	(0.65)	(0.83)	(0.71)
Net realized and unrealized gains (losses) on investments	(0.99)		(5.22)	(13.94)	(5.81)	(9.79)	14.54
Total income (loss) from investment activities	(1.14)		(5.62)	(14.40)	(6.46)	(10.62)	13.83

Distributions to Shareholders From:
Net realized gains on investments	—		—	—	—	(0.80)	—

Net Asset Value, End of Period	$16.79		$17.93	$23.55	$37.95	$44.41	$55.83

Total Return	(6.36	)%(b)	(23.86)%	(37.94)%	(14.55)%	(19.21)%	32.93%

Ratios to Average Net Assets:
Gross expenses(c)	1.69%		1.77%	1.72%	1.83%	1.79%	1.76%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.65)%		(1.66)%	(1.65)%	(1.57)%	(1.64)%	(1.56)%

Supplemental Data:
Net assets, end of period (000’s)	$22,727		$25,212	$38,866	$75,466	$103,159	$174,735
Portfolio turnover rate(d)	—		—	—	—	—	694	%(e)

(a)                       Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                      Not annualized for periods less than one year.

(c)                       Annualized for periods less than one year.

(d)                      Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)                       Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term securities.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 251

Investment Objective: The ProFund VP Real Estate seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Real Estate Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Simon Property Group, Inc.	6.7%
American Tower Corp.	4.9%
Crown Castle International Corp.	3.4%
Public Storage	3.3%
Equity Residential	3.2%

Dow Jones U.S. Real Estate Index — Composition

The Dow Jones U.S. Real Estate Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.5%)

	Shares	Value
Alexander & Baldwin, Inc. (Real Estate)	910	$35,854
Alexandria Real Estate Equities, Inc. (REIT)	1,442	126,117
American Campus Communities, Inc. (REIT)	2,249	84,765
American Capital Agency Corp. (REIT)	7,062	129,729
American Homes 4 Rent—Class A (REIT)	2,836	45,489
American Realty Capital Properties, Inc. (REIT)	18,120	147,316
American Tower Corp. (REIT)	8,470	790,167
Annaly Capital Management, Inc. (REIT)	18,970	174,334
Apartment Investment & Management Co.—Class A (REIT)	3,128	115,517
ARMOUR Residential REIT, Inc. (REIT)	7,153	20,100
AvalonBay Communities, Inc. (REIT)	2,646	423,016
BioMed Realty Trust, Inc. (REIT)	4,075	78,811
Boston Properties, Inc. (REIT)	3,071	371,714
Brandywine Realty Trust (REIT)	3,600	47,808
Camden Property Trust (REIT)	1,738	129,099
CBL & Associates Properties, Inc. (REIT)	3,413	55,291
CBRE Group, Inc.*—Class A (Real Estate)	5,599	207,163
Chimera Investment Corp. (REIT)	4,115	56,417
Colony Capital, Inc. (REIT)	2,248	50,917
Columbia Property Trust, Inc. (REIT)	2,504	61,473
Communications Sales & Leasing, Inc. (REIT)	2,400	59,328
Corporate Office Properties Trust (REIT)	1,893	44,561
Corrections Corp. of America (REIT)	2,342	77,473
Cousins Properties, Inc. (REIT)	4,119	42,755
Crown Castle International Corp. (REIT)	6,756	542,507
CubeSmart (REIT)	3,330	77,123
CYS Investments, Inc. (REIT)	3,166	24,473
DCT Industrial Trust, Inc. (REIT)	1,766	55,523
DDR Corp. (REIT)	5,999	92,745
DiamondRock Hospitality Co. (REIT)	4,018	51,471
Digital Realty Trust, Inc. (REIT)	2,718	181,236
Douglas Emmett, Inc. (REIT)	2,745	73,950
Duke Realty Corp. (REIT)	6,907	128,263
DuPont Fabros Technology, Inc. (REIT)	1,323	38,962
EastGroup Properties, Inc. (REIT)	647	36,381
EPR Properties (REIT)	1,145	62,723
Equinix, Inc. (Internet)	1,140	289,560
Equity Commonwealth* (REIT)	2,598	66,684
Equity LifeStyle Properties, Inc. (REIT)	1,602	84,233
Equity Residential (REIT)	7,287	511,329
Essex Property Trust, Inc. (REIT)	1,308	277,950
Extra Space Storage, Inc. (REIT)	2,224	145,049
Federal Realty Investment Trust (REIT)	1,375	176,124
Forest City Enterprises, Inc.*—Class A (Real Estate)	3,907	86,345
Gaming & Leisure Properties, Inc. (Entertainment)	1,855	68,004
General Growth Properties, Inc. (REIT)	12,596	323,213
Hatteras Financial Corp. (REIT)	1,937	31,573
HCP, Inc. (REIT)	9,242	337,056
Health Care REIT, Inc. (REIT)	7,027	461,182
Healthcare Realty Trust, Inc. (REIT)	2,009	46,729
Healthcare Trust of America, Inc.—Class A (REIT)	2,506	60,019
Highwoods Properties, Inc. (REIT)	1,883	75,226
Home Properties, Inc. (REIT)	1,159	84,665
Hospitality Properties Trust (REIT)	3,002	86,518
Host Hotels & Resorts, Inc. (REIT)	15,168	300,781
Invesco Mortgage Capital, Inc. (REIT)	2,464	35,284
Iron Mountain, Inc. (REIT)	3,751	116,281
Jones Lang LaSalle, Inc. (Real Estate)	898	153,558
Kilroy Realty Corp. (REIT)	1,763	118,385
Kimco Realty Corp. (REIT)	8,263	186,248
Kite Realty Group Trust (REIT)	1,673	40,938
Lamar Advertising Co.—Class A (REIT)	1,620	93,118
LaSalle Hotel Properties (REIT)	2,262	80,211
Lexington Realty Trust (REIT)	4,251	36,048
Liberty Property Trust (REIT)	2,992	96,402
Mack-Cali Realty Corp. (REIT)	1,677	30,907
Medical Properties Trust, Inc. (REIT)	4,182	54,826
MFA Financial, Inc. (REIT)	7,414	54,789
Mid-America Apartment Communities, Inc. (REIT)	1,508	109,797
National Retail Properties, Inc. (REIT)	2,683	93,932
NorthStar Realty Finance Corp. (REIT)	5,486	87,227
Omega Healthcare Investors, Inc. (REIT)	3,219	110,508
Outfront Media, Inc. (REIT)	2,751	69,435
Paramount Group, Inc. (REIT)	2,885	49,507
Pebblebrook Hotel Trust (REIT)	1,438	61,661
Piedmont Office Realty Trust, Inc.—Class A (REIT)	3,090	54,353
Plum Creek Timber Co., Inc. (REIT)	3,516	142,644
Post Properties, Inc. (REIT)	1,093	59,426
Potlatch Corp. (REIT)	814	28,750
Prologis, Inc. (REIT)	10,491	389,216

See accompanying notes to financial statements.

252 :: ProFund VP Real Estate :: Financial Statements

Common Stocks, continued

	Shares	Value
Public Storage (REIT)	2,907	$535,964
Rayonier, Inc. (REIT)	2,542	64,948
Realogy Holdings Corp.* (Real Estate)	2,933	137,030
Realty Income Corp. (REIT)	4,655	206,635
Redwood Trust, Inc. (REIT)	1,687	26,486
Regency Centers Corp. (REIT)	1,888	111,354
Retail Properties of America, Inc. (REIT)	4,748	66,140
RLJ Lodging Trust (REIT)	2,646	78,798
Ryman Hospitality Properties, Inc. (REIT)	1,026	54,491
Senior Housing Properties Trust (REIT)	4,705	82,573
Simon Property Group, Inc. (REIT)	6,231	1,078,089
SL Green Realty Corp. (REIT)	1,993	219,011
Sovran Self Storage, Inc. (REIT)	718	62,401
Spirit Realty Capital, Inc. (REIT)	8,838	85,463
Starwood Property Trust, Inc. (REIT)	4,731	102,048
Strategic Hotels & Resorts, Inc.* (REIT)	5,511	66,793
Sun Communities, Inc. (REIT)	1,010	62,448
Sunstone Hotel Investors, Inc. (REIT)	4,177	62,697
Tanger Factory Outlet Centers, Inc. (REIT)	1,919	60,832
Taubman Centers, Inc. (REIT)	1,237	85,972
The GEO Group, Inc. (REIT)	1,494	51,035
The Howard Hughes Corp.* (Real Estate)	724	103,923
The Macerich Co. (REIT)	2,820	210,372
The St Joe Co.* (Real Estate)	1,848	28,699
Two Harbors Investment Corp. (REIT)	7,338	71,472
UDR, Inc. (REIT)	5,185	166,076
Urban Edge Properties (REIT)	1,848	38,420
Ventas, Inc. (REIT)	6,624	411,284
Vornado Realty Trust (REIT)	3,505	332,730
Washington Real Estate Investment Trust (REIT)	1,364	35,396
Weingarten Realty Investors (REIT)	2,282	74,599
Weyerhaeuser Co. (REIT)	10,365	326,498
WP Carey, Inc. (REIT)	1,942	114,461
WP GLIMCHER, Inc. (REIT)	3,707	50,156
Xenia Hotels & Resorts, Inc. (REIT)	2,236	48,611
TOTAL COMMON STOCKS (Cost $7,325,068)		15,920,167

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreement with UMB Bank, N.A., rate 0.05%, dated 6/30/15, due 7/1/15, total to be received 1,000	$1,000	$1,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,000)		1,000
TOTAL INVESTMENT SECURITIES (Cost $7,326,068)—99.5%		15,921,167
Net other assets (liabilities)—0.5%		84,907
NET ASSETS—100.0%		$16,006,074

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of the counterparty as well as a description of the securities subject to repurchase.

NM                                 Not meaningful, amount is less than 0.05%.

ProFund VP Real Estate invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Entertainment	$68,004	0.4%
Internet	289,560	1.8%
Real Estate	752,572	4.7%
REIT	14,810,031	92.6%
Other**	85,907	0.5%
Total	$16,006,074	100.0%

**                                  Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

REIT                            Real Estate Investment Trust

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Real Estate :: 253

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$7,326,068
Securities, at value	15,920,167
Repurchase agreements, at value	1,000
Total Investment Securities, at value	15,921,167
Cash	113
Dividends and interest receivable	66,445
Receivable for capital shares issued	775
Receivable for investments sold	227,931
Prepaid expenses	312
TOTAL ASSETS	16,216,743

LIABILITIES:
Payable for capital shares redeemed	174,368
Advisory fees payable	10,432
Management services fees payable	1,391
Administration fees payable	455
Administrative services fees payable	6,824
Distribution fees payable	6,460
Transfer agency fees payable	1,426
Fund accounting fees payable	534
Compliance services fees payable	110
Other accrued expenses	8,669
TOTAL LIABILITIES	210,669
NET ASSETS	$16,006,074

NET ASSETS CONSIST OF:
Capital	$10,884,720
Accumulated net investment income (loss)	223,494
Accumulated net realized gains (losses) on investments	(3,697,239)
Net unrealized appreciation (depreciation) on investments	8,595,099
NET ASSETS	$16,006,074

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	271,494
Net Asset Value (offering and redemption price per share)	$58.96

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$416,852
Interest	5
TOTAL INVESTMENT INCOME	416,857

EXPENSES:
Advisory fees	95,544
Management services fees	12,739
Administration fees	4,211
Transfer agency fees	6,108
Administrative services fees	37,811
Distribution fees	31,848
Custody fees	3,429
Fund accounting fees	6,123
Trustee fees	310
Compliance services fees	110
Other fees	10,530
Recoupment of prior expenses reduced by the Advisor	5,255
TOTAL NET EXPENSES	214,018

NET INVESTMENT INCOME (LOSS)	202,839

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	2,365,170
Change in net unrealized appreciation/depreciation on investments	(3,505,983)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(1,140,813)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(937,974)

See accompanying notes to financial statements.

254 :: ProFund VP Real Estate :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$202,839	$357,360
Net realized gains (losses) on investments	2,365,170	728,647
Change in net unrealized appreciation/depreciation on investments	(3,505,983)	3,538,345
Change in net assets resulting from operations	(937,974)	4,624,352

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(31,621)	(393,320)
Change in net assets resulting from distributions	(31,621)	(393,320)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	19,840,683	44,261,536
Dividends reinvested	31,621	393,320
Value of shares redeemed	(30,632,128)	(37,560,818)
Change in net assets resulting from capital transactions	(10,759,824)	7,094,038
Change in net assets	(11,729,419)	11,325,070

NET ASSETS:
Beginning of period	27,735,493	16,410,423
End of period	$16,006,074	$27,735,493
Accumulated net investment income (loss)	$223,494	$52,276

SHARE TRANSACTIONS:
Issued	307,321	759,223
Reinvested	511	6,558
Redeemed	(477,792)	(645,908)
Change in shares	(169,960)	119,873

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Real Estate :: 255

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$62.83		$51.03	$51.69	$45.22	$43.17	$35.97

Investment Activities:
Net investment income (loss)(a)	0.51		0.88	0.78	0.74	0.60	0.56
Net realized and unrealized gains (losses) on investments	(4.28)		11.84	(0.72)	6.97	1.45	8.17
Total income (loss) from investment activities	(3.77)		12.72	0.06	7.71	2.05	8.73

Distributions to Shareholders From:
Net investment income	(0.10)		(0.92)	(0.72)	(1.24)	—	(1.26)
Return of capital	—		—	—	—	—	(0.27)
Total distributions	(0.10)		(0.92)	(0.72)	(1.24)	—	(1.53)

Net Asset Value, End of Period	$58.96		$62.83	$51.03	$51.69	$45.22	$43.17

Total Return	(5.93	)%(b)	25.02%	0.09%	17.17%	4.75%	24.69%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.75%	1.75%	1.84%	1.77%	1.83%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.59%		1.52%	1.44%	1.47%	1.33%	1.41%

Supplemental Data:
Net assets, end of period (000’s)	$16,006		$27,735	$16,410	$21,621	$13,998	$18,534
Portfolio turnover rate(d)	63	%(b)	127%	323%	290%	165%	289%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

256 :: ProFund VP Semiconductor :: Financial Statements

Investment Objective: The ProFund VP Semiconductor seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Semiconductors Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	86%
Swap Agreements	14%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Intel Corp.	24.7%
Texas Instruments, Inc.	9.2%
Avago Technologies, Ltd.	5.9%
Broadcom Corp.	4.8%
Applied Materials, Inc.	4.0%

Dow Jones U.S. Semiconductors Index — Composition

The Dow Jones U.S. Semiconductors Index is comprised of a single sector.

Schedule of Portfolio Investments (unaudited)

Common Stocks (85.8%)

	Shares	Value
Advanced Micro Devices, Inc.* (Semiconductors)	4,647	$11,153
Altera Corp. (Semiconductors)	2,228	114,074
Analog Devices, Inc. (Semiconductors)	2,322	149,038
Applied Materials, Inc. (Semiconductors)	9,094	174,787
Atmel Corp. (Semiconductors)	3,089	30,442
Avago Technologies, Ltd. (Semiconductors)	1,903	252,966
Broadcom Corp.—Class A (Semiconductors)	4,023	207,144
Cavium, Inc.* (Semiconductors)	403	27,730
Cree, Inc.* (Semiconductors)	819	21,319
Cypress Semiconductor Corp. (Semiconductors)	2,446	28,765
Fairchild Semiconductor International, Inc.* (Semiconductors)	863	14,999
Integrated Device Technology, Inc.* (Semiconductors)	1,092	23,696
Intel Corp. (Semiconductors)	35,062	1,066,410
InterDigital, Inc. (Telecommunications)	270	15,360
KLA-Tencor Corp. (Semiconductors)	1,178	66,215
Lam Research Corp. (Semiconductors)	1,163	94,610
Linear Technology Corp. (Semiconductors)	1,763	77,977
Marvell Technology Group, Ltd. (Semiconductors)	3,188	42,034
Maxim Integrated Products, Inc. (Semiconductors)	2,078	71,847
Microchip Technology, Inc. (Semiconductors)	1,483	70,331
Micron Technology, Inc.* (Semiconductors)	7,971	150,174
Microsemi Corp.* (Semiconductors)	710	24,815
NVIDIA Corp. (Semiconductors)	3,785	76,116
ON Semiconductor Corp.* (Semiconductors)	3,177	37,139
Qorvo, Inc.* (Semiconductors)	1,103	88,538
Semtech Corp.* (Semiconductors)	484	9,607
Silicon Laboratories, Inc.* (Semiconductors)	305	16,473
Skyworks Solutions, Inc. (Semiconductors)	1,400	145,740
SunEdison, Inc.* (Energy-Alternate Sources)	2,161	64,636
Synaptics, Inc.* (Computers)	277	24,026
Teradyne, Inc. (Semiconductors)	1,574	30,362
Texas Instruments, Inc. (Semiconductors)	7,693	396,266
Xilinx, Inc. (Semiconductors)	1,922	84,876
TOTAL COMMON STOCKS (Cost $2,158,833)		3,709,665

Repurchase Agreements(a) (0.6%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $24,000	$24,000	$24,000
TOTAL REPURCHASE AGREEMENTS (Cost $24,000)		24,000
TOTAL INVESTMENT SECURITIES (Cost $2,182,833)—86.4%		3,733,665
Net other assets (liabilities)—13.6%		586,252
NET ASSETS—100.0%		$4,319,917

*                           Non-income producing security

(a)                   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 257

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Semiconductors Index	Goldman Sachs International	7/23/15	0.45%	$599,928	$(72)

^                            Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Semiconductor invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Computers	$24,026	0.6%
Energy-Alternate Sources	64,636	1.4%
Semiconductors	3,605,643	83.4%
Telecommunications	15,360	0.4%
Other**	610,252	14.2%
Total	$4,319,917	100.0%

**                    Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

258 :: ProFund VP Semiconductor :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$2,182,833
Securities, at value	3,709,665
Repurchase agreements, at value	24,000
Total Investment Securities, at value	3,733,665
Cash	38
Dividends and interest receivable	1,033
Receivable for investments sold	608,697
Prepaid expenses	66
TOTAL ASSETS	4,343,499

LIABILITIES:
Payable for capital shares redeemed	13,500
Unrealized loss on swap agreements	72
Advisory fees payable	3,222
Management services fees payable	430
Administration fees payable	142
Administrative services fees payable	1,847
Distribution fees payable	1,869
Transfer agency fees payable	377
Fund accounting fees payable	166
Compliance services fees payable	28
Other accrued expenses	1,929
TOTAL LIABILITIES	23,582
NET ASSETS	$4,319,917

NET ASSETS CONSIST OF:
Capital	$3,617,826
Accumulated net investment income (loss)	28,802
Accumulated net realized gains (losses) on investments	(877,471)
Net unrealized appreciation (depreciation) on investments	1,550,760
NET ASSETS	$4,319,917

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	143,638
Net Asset Value (offering and redemption price per share)	$30.08

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$55,006
Interest	9
TOTAL INVESTMENT INCOME	55,015

EXPENSES:
Advisory fees	22,108
Management services fees	2,948
Administration fees	971
Transfer agency fees	1,403
Administrative services fees	7,786
Distribution fees	7,369
Custody fees	971
Fund accounting fees	1,415
Trustee fees	64
Compliance services fees	28
Other fees	2,666
Recoupment of prior expenses reduced by the Advisor	1,793
TOTAL NET EXPENSES	49,522
NET INVESTMENT INCOME (LOSS)	5,493

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	282,716
Net realized gains (losses) on swap agreements	(6,722)
Change in net unrealized appreciation/depreciation on investments	(700,908)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(424,914)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(419,421)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Semiconductor :: 259

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$5,493	$44,671
Net realized gains (losses) on investments	275,994	(52,560)
Change in net unrealized appreciation/depreciation on investments	(700,908)	1,542,902
Change in net assets resulting from operations	(419,421)	1,535,013

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(26,219)	(7,582)
Net realized gains on investments	(109,883)	—
Change in net assets resulting from distributions	(136,102)	(7,582)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	12,363,859	37,761,107
Dividends reinvested	136,102	7,582
Value of shares redeemed	(17,410,633)	(30,965,221)
Change in net assets resulting from capital transactions	(4,910,672)	6,803,468
Change in net assets	(5,466,195)	8,330,899

NET ASSETS:
Beginning of period	9,786,112	1,455,213
End of period	$4,319,917	$9,786,112
Accumulated net investment income (loss)	$28,802	$49,528

SHARE TRANSACTIONS:
Issued	384,103	1,305,653
Reinvested	4,477	285
Redeemed	(544,477)	(1,066,234)
Change in shares	(155,897)	239,704

See accompanying notes to financial statements.

260 :: ProFund VP Semiconductor :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$32.67		$24.32	$18.33	$19.19	$19.98	$17.94

Investment Activities:
Net investment income (loss)(a)	0.03		0.22	0.14	0.17	0.06	0.01
Net realized and unrealized gains (losses) on investments	(1.52)		8.17	5.97	(0.96)	(0.84)	2.19
Total income (loss) from investment activities	(1.49)		8.39	6.11	(0.79)	(0.78)	2.20

Distributions to Shareholders From:
Net investment income	(0.21)		(0.04)	(0.12)	(0.07)	(0.01)	(0.16)
Net realized gains on investments	(0.89)		—	—	—	—	—
Total distributions	(1.10)		(0.04)	(0.12)	(0.07)	(0.01)	(0.16)

Net Asset Value, End of Period	$30.08		$32.67	$24.32	$18.33	$19.19	$19.98

Total Return	(4.59	)%(b)	34.53%	33.48%	(4.17)%	(3.90)%	12.40%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.78%	2.16%	2.09%	2.00%	1.96%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	0.19%		0.76%	0.68%	0.83%	0.32%	0.08%

Supplemental Data:
Net assets, end of period (000’s)	$4,320		$9,786	$1,455	$1,168	$1,689	$2,684
Portfolio turnover rate(d)	245	%(b)	645%	1,499%	821%	498%	385%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 261

Investment Objective: The ProFund VP Technology seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Technology Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Apple, Inc.	20.9%
Microsoft Corp.	10.3%
Google, Inc.	8.8%
Facebook, Inc.	5.2%
International Business Machines Corp.	4.3%

Dow Jones U.S. Technology Index — Composition

% of Index
Software & Services	49%
Technology Hardware & Equipment	36%
Semiconductors & Semiconductor	14%
Health Care Equipment & Services	1%

Schedule of Portfolio Investments (unaudited)

Common Stocks (100.3%)

	Shares	Value
3D Systems Corp.* (Computers)	686	$13,391
ACI Worldwide, Inc.* (Software)	762	18,722
Adobe Systems, Inc.* (Software)	3,102	251,293
Advanced Micro Devices, Inc.* (Semiconductors)	4,113	9,871
Akamai Technologies, Inc.* (Software)	1,165	81,340
Allscripts Healthcare Solutions, Inc.* (Software)	1,109	15,171
Altera Corp. (Semiconductors)	1,965	100,608
Amdocs, Ltd. (Computers)	1,014	55,354
Analog Devices, Inc. (Semiconductors)	2,046	131,323
ANSYS, Inc.* (Software)	586	53,467
Apple, Inc. (Computers)	37,598	4,715,728
Applied Materials, Inc. (Semiconductors)	8,038	154,490
ARRIS Group, Inc.* (Telecommunications)	866	26,500
Aspen Technology, Inc.* (Software)	576	26,237
athenahealth, Inc.* (Software)	251	28,760
Atmel Corp. (Semiconductors)	2,724	26,845
Autodesk, Inc.* (Software)	1,486	74,411
Avago Technologies, Ltd. (Semiconductors)	1,674	222,525
Box, Inc.*—Class A (Internet)	87	1,622
Broadcom Corp.—Class A (Semiconductors)	3,549	182,738
Brocade Communications Systems, Inc. (Computers)	2,819	33,490
CA, Inc. (Software)	2,066	60,513
CACI International, Inc.*—Class A (Computers)	157	12,700
Cadence Design Systems, Inc.* (Computers)	1,911	37,570
Cavium, Inc.* (Semiconductors)	361	24,840
CDK Global, Inc. (Software)	1,046	56,463
CDW Corp. (Internet)	846	29,001
Cerner Corp.* (Software)	1,998	137,981
Ciena Corp.* (Telecommunications)	768	18,186
Cisco Systems, Inc. (Telecommunications)	33,192	911,453
Citrix Systems, Inc.* (Software)	1,046	73,387
Cognizant Technology Solutions Corp.* (Computers)	3,985	243,444
CommScope Holding Co., Inc.* (Telecommunications)	816	24,896
CommVault Systems, Inc.* (Software)	277	11,748
Computer Sciences Corp. (Computers)	899	59,010
Corning, Inc. (Electronics)	8,213	162,043
Cree, Inc.* (Semiconductors)	713	18,559
Cypress Semiconductor Corp. (Semiconductors)	2,166	25,472
Diebold, Inc. (Computers)	424	14,840
DST Systems, Inc. (Computers)	184	23,180
eBay, Inc.* (Internet)	7,215	434,632
EchoStar Corp.* (Telecommunications)	283	13,776
Electronics for Imaging, Inc.* (Computers)	306	13,314
EMC Corp. (Computers)	12,674	334,467
F5 Networks, Inc.* (Internet)	469	56,444
Facebook, Inc.*—Class A (Internet)	13,746	1,178,925
Fair Isaac Corp. (Software)	202	18,338
Fairchild Semiconductor International, Inc.* (Semiconductors)	759	13,191
Finisar Corp.* (Telecommunications)	678	12,116
Fortinet, Inc.* (Computers)	930	38,437
Garmin, Ltd. (Electronics)	787	34,573
Gartner, Inc.* (Commercial Services)	542	46,493
Google, Inc.*—Class A (Internet)	1,868	1,008,795
Google, Inc.*—Class C (Internet)	1,874	975,436
Guidewire Software, Inc.* (Software)	457	24,189
Harris Corp. (Telecommunications)	804	61,836
Hewlett-Packard Co. (Computers)	11,789	353,788
IAC/InterActiveCorp (Internet)	493	39,272
Informatica Corp.* (Software)	684	33,153
Ingram Micro, Inc.*—Class A (Distribution/Wholesale)	1,020	25,531
Integrated Device Technology, Inc.* (Semiconductors)	968	21,006
Intel Corp. (Semiconductors)	30,961	941,680
InterDigital, Inc. (Telecommunications)	235	13,369
International Business Machines Corp. (Computers)	5,977	972,219
Intuit, Inc. (Software)	1,799	181,285
j2 Global, Inc. (Internet)	299	20,314
JDS Uniphase Corp.* (Telecommunications)	1,528	17,694
Juniper Networks, Inc. (Telecommunications)	2,293	59,549
KLA-Tencor Corp. (Semiconductors)	1,043	58,627
Lam Research Corp. (Semiconductors)	1,034	84,116
Leidos Holdings, Inc. (Computers)	408	16,471
Lexmark International, Inc.—Class A (Computers)	400	17,680

See accompanying notes to financial statements.

262 :: ProFund VP Technology :: Financial Statements

Common Stocks, continued

	Shares	Value
Linear Technology Corp. (Semiconductors)	1,563	$69,131
Manhattan Associates, Inc.* (Computers)	481	28,692
Marvell Technology Group, Ltd. (Semiconductors)	2,809	37,037
Maxim Integrated Products, Inc. (Semiconductors)	1,847	63,860
Medidata Solutions, Inc.* (Software)	361	19,610
Mentor Graphics Corp. (Computers)	645	17,047
Microchip Technology, Inc. (Semiconductors)	1,321	62,648
Micron Technology, Inc.* (Semiconductors)	7,031	132,464
Microsemi Corp.* (Semiconductors)	621	21,704
Microsoft Corp. (Software)	52,795	2,330,899
Motorola Solutions, Inc. (Telecommunications)	1,212	69,496
NCR Corp.* (Computers)	1,106	33,291
NetApp, Inc. (Computers)	2,035	64,225
NetSuite, Inc.* (Software)	233	21,378
Nuance Communications, Inc.* (Software)	1,619	28,349
NVIDIA Corp. (Semiconductors)	3,336	67,087
ON Semiconductor Corp.* (Semiconductors)	2,802	32,755
Oracle Corp. (Software)	20,806	838,482
Palo Alto Networks, Inc.* (Telecommunications)	453	79,139
Pandora Media, Inc.* (Internet)	1,214	18,866
Pitney Bowes, Inc. (Office/Business Equipment)	1,317	27,406
Plantronics, Inc. (Telecommunications)	255	14,359
Polycom, Inc.* (Telecommunications)	881	10,079
PTC, Inc.* (Software)	750	30,765
Qlik Technologies, Inc.* (Software)	596	20,836
Qorvo, Inc.* (Semiconductors)	976	78,344
QUALCOMM, Inc. (Semiconductors)	10,635	666,070
Rackspace Hosting, Inc.* (Software)	773	28,748
Red Hat, Inc.* (Software)	1,196	90,812
Rovi Corp.* (Semiconductors)	577	9,203
salesforce.com, inc.* (Software)	3,979	277,058
SanDisk Corp. (Computers)	1,357	79,005
Science Applications International Corp. (Computers)	258	13,635
Seagate Technology PLC (Computers)	2,071	98,373
Semtech Corp.* (Semiconductors)	434	8,615
ServiceNow, Inc.* (Software)	893	66,358
Silicon Laboratories, Inc.* (Semiconductors)	259	13,989
Skyworks Solutions, Inc. (Semiconductors)	1,247	129,813
SolarWinds, Inc.* (Software)	434	20,020
Solera Holdings, Inc. (Software)	439	19,562
Splunk, Inc.* (Internet)	818	56,949
SS&C Technologies Holdings, Inc. (Software)	487	30,438
SunEdison, Inc.* (Energy-Alternate Sources)	1,903	56,919
Symantec Corp. (Internet)	4,443	103,300
Synaptics, Inc.* (Computers)	240	20,816
Synopsys, Inc.* (Computers)	1,013	51,308
Tableau Software, Inc.*—Class A (Software)	269	31,016
Tech Data Corp.* (Electronics)	240	13,814
Teradata Corp.* (Computers)	927	34,299
Teradyne, Inc. (Semiconductors)	1,400	27,006
Texas Instruments, Inc. (Semiconductors)	6,790	349,753
The Ultimate Software Group, Inc.* (Software)	186	30,567
Twitter, Inc.* (Internet)	3,461	125,357
Tyler Technologies, Inc.* (Software)	220	28,464
Vantiv, Inc.* (Commercial Services)	947	36,166
VeriFone Systems, Inc.* (Computers)	745	25,300
Verint Systems, Inc.* (Software)	401	24,359
VeriSign, Inc.* (Internet)	684	42,216
ViaSat, Inc.* (Telecommunications)	286	17,234
VMware, Inc.*—Class A (Software)	563	48,272
Western Digital Corp. (Computers)	1,416	111,043
Workday, Inc.* (Software)	631	48,202
Xilinx, Inc. (Semiconductors)	1,687	74,498
Yahoo!, Inc.* (Internet)	5,696	223,796
Zillow Group, Inc.*—Class A (Internet)	287	24,894
TOTAL COMMON STOCKS (Cost $11,544,743)		22,665,084
TOTAL INVESTMENT SECURITIES (Cost $11,544,743)—100.3%		22,665,084
Net other assets (liabilities)—(0.3)%		(66,945)
NET ASSETS—100.0%		$22,598,139

*                 Non-income producing security

ProFund VP Technology invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Commercial Services	$82,659	0.4%
Computers	7,532,117	33.3%
Distribution/Wholesale	25,531	0.1%
Electronics	210,430	1.0%
Energy-Alternate Sources	56,919	0.3%
Internet	4,339,819	19.2%
Office/Business Equipment	27,406	0.1%
Semiconductors	3,859,868	17.0%
Software	5,180,653	23.0%
Telecommunications	1,349,682	5.9%
Other**	(66,945)	(0.3)%
Total	$22,598,139	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Technology :: 263

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$11,544,743
Securities, at value	22,665,084
Total Investment Securities, at value	22,665,084
Cash	21,517
Dividends receivable	5,873
Receivable for capital shares issued	34,859
Prepaid expenses	292
TOTAL ASSETS	22,727,625

LIABILITIES:
Payable for capital shares redeemed	88,295
Advisory fees payable	14,474
Management services fees payable	1,930
Administration fees payable	632
Administrative services fees payable	7,105
Distribution fees payable	11,281
Trustee fees payable	5
Transfer agency fees payable	1,865
Fund accounting fees payable	740
Compliance services fees payable	122
Other accrued expenses	3,037
TOTAL LIABILITIES	129,486
NET ASSETS	$22,598,139

NET ASSETS CONSIST OF:
Capital	$16,201,652
Accumulated net investment income (loss)	(12,234)
Accumulated net realized gains (losses) on investments	(4,711,620)
Net unrealized appreciation (depreciation) on investments	11,120,341
NET ASSETS	$22,598,139

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	834,186
Net Asset Value (offering and redemption price per share)	$27.09

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$164,321
Interest	6
TOTAL INVESTMENT INCOME	164,327

EXPENSES:
Advisory fees	82,749
Management services fees	11,033
Administration fees	2,798
Transfer agency fees	3,998
Administrative services fees	21,286
Distribution fees	27,583
Custody fees	2,104
Fund accounting fees	3,883
Trustee fees	185
Compliance services fees	122
Other fees	8,619
Recoupment of prior expenses reduced by the Advisor	21,000
TOTAL NET EXPENSES	185,360
NET INVESTMENT INCOME (LOSS)	(21,033)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(298,060)
Change in net unrealized appreciation/depreciation on investments	(111,914)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(409,974)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(431,007)

See accompanying notes to financial statements.

264 :: ProFund VP Technology :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(21,033)	$(21,504)
Net realized gains (losses) on investments	(298,060)	182,230
Change in net unrealized appreciation/depreciation on investments	(111,914)	2,451,489
Change in net assets resulting from operations	(431,007)	2,612,215

CAPITAL TRANSACTIONS:
Proceeds from shares issued	16,627,112	32,547,506
Value of shares redeemed	(16,824,548)	(27,358,670)
Change in net assets resulting from capital transactions	(197,436)	5,188,836
Change in net assets	(628,443)	7,801,051

NET ASSETS:
Beginning of period	23,226,582	15,425,531
End of period	$22,598,139	$23,226,582
Accumulated net investment income (loss)	$(12,234)	$8,799

SHARE TRANSACTIONS:
Issued	595,390	1,295,369
Redeemed	(619,390)	(1,110,464)
Change in shares	(24,000)	184,905

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Technology :: 265

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$27.06		$22.91	$18.30	$16.59	$16.82	$15.19

Investment Activities:
Net investment income (loss)(a)	(0.03)		(0.03)	— (b)	(0.06)	(0.10)	(0.11)
Net realized and unrealized gains (losses) on investments	0.06	(c)	4.18	4.61	1.77	(0.13)	1.74
Total income (loss) from investment activities	0.03		4.15	4.61	1.71	(0.23)	1.63

Net Asset Value, End of Period	$27.09		$27.06	$22.91	$18.30	$16.59	$16.82

Total Return	0.11	%(d)	18.11%	25.19%	10.31%	(1.37)%	10.73%

Ratios to Average Net Assets:
Gross expenses(e)	1.68%		1.68%	1.73%	1.81%	1.76%	1.74%
Net expenses(e)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(e)	(0.19)%		(0.11)%	0.01%	(0.30)%	(0.61)%	(0.75)%

Supplemental Data:
Net assets, end of period (000’s)	$22,598		$23,227	$15,426	$12,025	$16,810	$15,783
Portfolio turnover rate(f)	65	%(d)	109%	148%	195%	143%	103%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Amount is less than $0.005.

(c)           The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(d)          Not annualized for periods less than one year.

(e)           Annualized for periods less than one year.

(f)            Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

266 :: ProFund VP Telecommunications :: Financial Statements

Investment Objective: The ProFund VP Telecommunications seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Telecommunications Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	58%
Swap Agreements	42%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Verizon Communications, Inc.	24.9%
AT&T, Inc.	24.1%
CenturyLink, Inc.	2.2%
Level 3 Communications, Inc.	2.0%
SBA Communications Corp.	2.0%

Dow Jones U.S. Telecommunications Index — Composition

% of Index
Diversified Telecommunication	93%
Wireless Telecommunication Services	7%

Schedule of Portfolio Investments (unaudited)

Common Stocks (58.2%)

	Shares	Value
AT&T, Inc. (Telecommunications)	59,476	$2,112,588
CenturyLink, Inc. (Telecommunications)	6,467	190,000
Frontier Communications Corp. (Telecommunications)	13,232	65,498
Level 3 Communications, Inc.* (Telecommunications)	3,370	177,498
SBA Communications Corp.*—Class A (Telecommunications)	1,499	172,340
Sprint Corp.* (Telecommunications)	9,092	41,460
Telephone & Data Systems, Inc. (Telecommunications)	1,084	31,870
T-Mobile U.S., Inc.* (Telecommunications)	3,051	118,287
Verizon Communications, Inc. (Telecommunications)	46,693	2,176,360
Windstream Holdings, Inc. (Telecommunications)	1,131	7,216
TOTAL COMMON STOCKS (Cost $3,026,331)		5,093,117

Repurchase Agreements(a)(NM)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.05%, dated 6/30/15, due 7/1/15, total to be received $3,000	$3,000	$3,000
TOTAL REPURCHASE AGREEMENTS (Cost $3,000)		3,000
TOTAL INVESTMENT SECURITIES (Cost $3,029,331)—58.2%		5,096,117
Net other assets (liabilities)—41.8%		3,653,403
NET ASSETS—100.0%		$8,749,520

*                                         Non-income producing security

(a)                                 The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

NM                           Not meaningful, amount is less than 0.05%.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
Dow Jones U.S. Telecommunications Index	Goldman Sachs International	7/23/15	0.45%	$3,649,562	$(438)

^  Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

ProFund VP Telecommunications invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Telecommunications	$5,093,117	58.2%
Other**	3,656,403	41.8%
Total	$8,749,520	100.0%

**                      Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Telecommunications :: 267

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$3,029,331
Securities, at value	5,093,117
Repurchase agreements, at value	3,000
Total Investment Securities, at value	5,096,117
Cash	154
Dividends and interest receivable	240
Receivable for capital shares issued	12,875
Receivable for investments sold	3,824,409
Prepaid expenses	110
TOTAL ASSETS	8,933,905

LIABILITIES:
Payable for capital shares redeemed	156,546
Unrealized loss on swap agreements	438
Advisory fees payable	5,792
Management services fees payable	772
Administration fees payable	268
Administrative services fees payable	5,599
Distribution fees payable	5,804
Transfer agency fees payable	981
Fund accounting fees payable	314
Compliance services fees payable	47
Other accrued expenses	7,824
TOTAL LIABILITIES	184,385
NET ASSETS	$8,749,520

NET ASSETS CONSIST OF:
Capital	$10,018,482
Accumulated net investment income (loss)	190,654
Accumulated net realized gains (losses) on investments	(3,525,964)
Net unrealized appreciation (depreciation) on investments	2,066,348
NET ASSETS	$8,749,520

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,014,888
Net Asset Value (offering and redemption price per share)	$8.62

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$275,654
Interest	18
TOTAL INVESTMENT INCOME	275,672

EXPENSES:
Advisory fees	41,939
Management services fees	5,592
Administration fees	1,951
Transfer agency fees	2,787
Administrative services fees	16,174
Distribution fees	13,980
Custody fees	1,312
Fund accounting fees	2,476
Trustee fees	141
Compliance services fees	48
Printing fees	5,479
Other fees	4,446
Total Gross Expenses before reductions	96,325
Expenses reduced and reimbursed by the Advisor	(2,381)
TOTAL NET EXPENSES	93,944
NET INVESTMENT INCOME (LOSS)	181,728

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	21,987
Net realized gains (losses) on swap agreements	56,809
Change in net unrealized appreciation/depreciation on investments	71,201
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	149,997

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$331,725

See accompanying notes to financial statements.

268 :: ProFund VP Telecommunications :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$181,728	$272,403
Net realized gains (losses) on investments	78,796	41,632
Change in net unrealized appreciation/depreciation on investments	71,201	(319,034)
Change in net assets resulting from operations	331,725	(4,999)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(264,113)	(362,995)
Change in net assets resulting from distributions	(264,113)	(362,995)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	13,725,352	15,348,729
Dividends reinvested	264,113	362,995
Value of shares redeemed	(14,239,027)	(16,403,208)
Change in net assets resulting from capital transactions	(249,562)	(691,484)
Change in net assets	(181,950)	(1,059,478)

NET ASSETS:
Beginning of period	8,931,470	9,990,948
End of period	$8,749,520	$8,931,470
Accumulated net investment income (loss)	$190,654	$273,039

SHARE TRANSACTIONS:
Issued	1,555,286	1,734,847
Reinvested	29,444	41,016
Redeemed	(1,617,718)	(1,866,807)
Change in shares	(32,988)	(90,944)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Telecommunications :: 269

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$8.52		$8.77	$8.35	$7.47	$7.56	$6.73

Investment Activities:
Net investment income (loss)(a)	0.14		0.24	0.23	0.21	0.24	0.24
Net realized and unrealized gains (losses) on investments	0.11		(0.18)	0.80	0.99	(0.10)	0.79
Total income (loss) from investment activities	0.25		0.06	1.03	1.20	0.14	1.03

Distributions to Shareholders From:
Net investment income	(0.15)		(0.31)	(0.24)	(0.32)	(0.23)	(0.20)
Net realized gains on investments	—		—	(0.37)	—	—	—
Total distributions	(0.15)		(0.31)	(0.61)	(0.32)	(0.23)	(0.20)

Net Asset Value, End of Period	$8.62		$8.52	$8.77	$8.35	$7.47	$7.56

Total Return	2.83	%(b)	0.57%	12.07%	16.52%	1.87%	15.68%

Ratios to Average Net Assets:
Gross expenses(c)	1.72%		1.78%	1.73%	1.85%	1.82%	1.78%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	3.25%		2.75%	2.58%	2.50%	3.16%	3.51%

Supplemental Data:
Net assets, end of period (000’s)	$8,750		$8,931	$9,991	$20,612	$8,340	$17,796
Portfolio turnover rate(d)	218	%(b)	382%	423%	439%	331%	337%

(a)                       Per share net investment income (loss) has been calculated using the average daily shares method.

(b)                      Not annualized for periods less than one year.

(c)                       Annualized for periods less than one year.

(d)                      Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

270 :: ProFund VP Utilities :: Financial Statements

Investment Objective: The ProFund VP Utilities seeks investment results, before fees and expenses, that correspond to the performance of the Dow Jones U.S. Utilities Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Equity Securities	100%
Total Exposure	100%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Largest Equity Holdings

Company	% of Net Assets
Duke Energy Corp.	7.9%
NextEra Energy, Inc.	7.1%
Dominion Resources, Inc.	6.4%
The Southern Co.	4.9%
Exelon Corp.	4.4%

Dow Jones U.S. Utilities Index — Composition

% of Index
Electric Utilities	53%
Gase, Water & Multi-Utilities	47%

Schedule of Portfolio Investments (unaudited)

Common Stocks (99.9%)

	Shares	Value
AGL Resources, Inc. (Gas)	6,728	$313,256
ALLETE, Inc. (Electric)	2,521	116,949
Alliant Energy Corp. (Electric)	6,336	365,714
Ameren Corp. (Electric)	13,617	513,089
American Electric Power Co., Inc. (Electric)	27,493	1,456,304
American Water Works Co., Inc. (Water)	10,086	490,482
Aqua America, Inc. (Water)	9,939	243,406
Atmos Energy Corp. (Gas)	5,666	290,552
Avista Corp. (Electric)	3,210	98,387
Black Hills Corp. (Electric)	2,519	109,954
Calpine Corp.* (Electric)	19,219	345,750
CenterPoint Energy, Inc. (Gas)	24,142	459,422
Cleco Corp. (Electric)	3,394	182,767
CMS Energy Corp. (Electric)	15,484	493,011
Consolidated Edison, Inc. (Electric)	16,429	950,911
Dominion Resources, Inc. (Electric)	33,304	2,227,037
DTE Energy Co. (Electric)	10,060	750,878
Duke Energy Corp. (Electric)	38,799	2,739,986
Dynegy, Inc.* (Electric)	6,038	176,612
Edison International (Electric)	18,281	1,016,058
El Paso Electric Co. (Electric)	2,272	78,748
Entergy Corp. (Electric)	10,071	710,006
Eversource Energy (Electric)	17,820	809,206
Exelon Corp. (Electric)	48,322	1,518,277
FirstEnergy Corp. (Electric)	23,680	770,784
Great Plains Energy, Inc. (Electric)	8,667	209,395
Hawaiian Electric Industries, Inc. (Electric)	6,025	179,123
IDACORP, Inc. (Electric)	2,828	158,764
ITC Holdings Corp. (Electric)	8,705	280,127
National Fuel Gas Co. (Gas)	4,737	278,962
New Jersey Resources Corp. (Gas)	4,804	132,350
NextEra Energy, Inc. (Electric)	24,916	2,442,515
NiSource, Inc. (Gas)	17,804	811,684
NorthWestern Corp. (Electric)	2,637	128,554
NRG Energy, Inc. (Electric)	18,715	428,199
ONE Gas, Inc. (Gas)	2,948	125,467
Pepco Holdings, Inc. (Electric)	14,185	382,144
PG&E Corp. (Electric)	26,936	1,322,558
Piedmont Natural Gas Co., Inc. (Gas)	4,433	156,529
Pinnacle West Capital Corp. (Electric)	6,218	353,742
PNM Resources, Inc. (Electric)	4,471	109,987
Portland General Electric Co. (Electric)	4,396	145,771
PPL Corp. (Electric)	37,485	1,104,683
Public Service Enterprise Group, Inc. (Electric)	28,383	1,114,884
Questar Corp. (Gas)	9,860	206,173
SCANA Corp. (Electric)	8,016	406,010
Sempra Energy (Gas)	13,055	1,291,663
South Jersey Industries, Inc. (Gas)	3,829	94,691
Southwest Gas Corp. (Gas)	2,626	139,729
Talen Energy Corp.* (Electric)	4,676	80,240
TECO Energy, Inc. (Electric)	13,193	232,988
The AES Corp. (Electric)	38,293	507,765
The Southern Co. (Electric)	40,250	1,686,475
UGI Corp. (Gas)	9,675	333,304
UIL Holdings Corp. (Electric)	3,198	146,532
Vectren Corp. (Gas)	4,633	178,278
WEC Energy Group, Inc. (Electric)	17,693	795,632
Westar Energy, Inc. (Electric)	7,419	253,878
WGL Holdings, Inc. (Gas)	2,793	151,632
Xcel Energy, Inc. (Electric)	28,443	915,296
TOTAL COMMON STOCKS (Cost $17,237,268)		34,513,270
TOTAL INVESTMENT SECURITIES (Cost $17,237,268)—99.9%		34,513,270
Net other assets (liabilities)—0.1%		26,244
NET ASSETS—100.0%		$34,539,514

*  Non-income producing security

ProFund VP Utilities invested in the following industries as of June 30, 2015:

	Value	% of Net Assets
Electric	$28,815,690	83.4%
Gas	4,963,692	14.4%
Water	733,888	2.1%
Other**	26,244	0.1%
Total	$34,539,514	100.0%

**          Includes any non-equity securities and net other assets (liabilities), which includes any receivable for capital shares issued and payable for capital shares redeemed.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Utilities :: 271

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$17,237,268
Securities, at value	34,513,270
Total Investment Securities, at value	34,513,270
Dividends receivable	82,587
Receivable for capital shares issued	24,755
Receivable for investments sold	319,542
Prepaid expenses	526
TOTAL ASSETS	34,940,680

LIABILITIES:
Payable for capital shares redeemed	274,964
Cash overdraft	44,141
Advisory fees payable	19,920
Management services fees payable	2,656
Administration fees payable	989
Administrative services fees payable	15,038
Distribution fees payable	13,463
Trustee fees payable	8
Transfer agency fees payable	3,054
Fund accounting fees payable	1,158
Compliance services fees payable	203
Other accrued expenses	25,572
TOTAL LIABILITIES	401,166
NET ASSETS	$34,539,514

NET ASSETS CONSIST OF:
Capital	$21,002,585
Accumulated net investment income (loss)	445,626
Accumulated net realized gains (losses) on investments	(4,184,699)
Net unrealized appreciation (depreciation) on investments	17,276,002
NET ASSETS	$34,539,514

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	921,506
Net Asset Value (offering and redemption price per share)	$37.48

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Dividends	$825,253
Interest	6
TOTAL INVESTMENT INCOME	825,259

EXPENSES:
Advisory fees	174,238
Management services fees	23,232
Administration fees	7,677
Transfer agency fees	11,102
Administrative services fees	71,063
Distribution fees	58,079
Custody fees	4,111
Fund accounting fees	10,337
Trustee fees	556
Compliance services fees	205
Other fees	34,725
Total Gross Expenses before reductions	395,325
Expenses reduced and reimbursed by the Advisor	(5,032)
TOTAL NET EXPENSES	390,293
NET INVESTMENT INCOME (LOSS)	434,966

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(102,103)
Change in net unrealized appreciation/depreciation on investments	(6,393,633)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(6,495,736)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(6,060,770)

See accompanying notes to financial statements.

272 :: ProFund VP Utilities :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$434,966	$853,097
Net realized gains (losses) on investments	(102,103)	581,303
Change in net unrealized appreciation/depreciation on investments	(6,393,633)	8,193,606
Change in net assets resulting from operations	(6,060,770)	9,628,006

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(843,762)	(783,791)
Net realized gains on investments	(192,452)	—
Change in net assets resulting from distributions	(1,036,214)	(783,791)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	25,810,639	65,268,442
Dividends reinvested	1,036,214	783,791
Value of shares redeemed	(38,434,408)	(52,842,706)
Change in net assets resulting from capital transactions	(11,587,555)	13,209,527
Change in net assets	(18,684,539)	22,053,742

NET ASSETS:
Beginning of period	53,224,053	31,170,311
End of period	$34,539,514	$53,224,053
Accumulated net investment income (loss)	$445,626	$854,422

SHARE TRANSACTIONS:
Issued	603,515	1,668,456
Reinvested	25,977	20,390
Redeemed	(933,234)	(1,352,111)
Change in shares	(303,742)	336,735

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Utilities :: 273

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$43.44		$35.08	$31.68	$32.47	$28.36	$27.45

Investment Activities:
Net investment income (loss)(a)	0.38		0.74	0.75	0.73	0.75	0.71
Net realized and unrealized gains (losses) on investments	(5.30)		8.26	3.51	(0.70)	4.11	0.86
Total income (loss) from investment activities	(4.92)		9.00	4.26	0.03	4.86	1.57

Distributions to Shareholders From:
Net investment income	(0.85)		(0.64)	(0.86)	(0.82)	(0.75)	(0.66)
Net realized gains on investments	(0.19)		—	—	—	—	—
Total distributions	(1.04)		(0.64)	(0.86)	(0.82)	(0.75)	(0.66)

Net Asset Value, End of Period	$37.48		$43.44	$35.08	$31.68	$32.47	$28.36

Total Return	(11.48	)%(b)	25.88%	13.31%	0.14%	17.51%	5.95%

Ratios to Average Net Assets:
Gross expenses(c)	1.70%		1.76%	1.76%	1.86%	1.80%	1.77%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	1.87%		1.91%	2.17%	2.28%	2.51%	2.65%

Supplemental Data:
Net assets, end of period (000’s)	$34,540		$53,224	$31,170	$35,535	$59,980	$33,894
Portfolio turnover rate(d)	35	%(b)	83%	77%	56%	81%	61%

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

274 :: ProFund VP U.S. Government Plus :: Financial Statements

Investment Objective: The ProFund VP U.S. Government Plus seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times (1.25x) the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
U.S. Treasury Obligation	42%
Swap Agreements	83%
Total Exposure	125%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP U.S. Government Plus primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

U.S. Treasury Obligation (41.8%)

	Principal Amount	Value
U.S. Treasury Bond, 3.00%, 5/15/45	$11,740,000	$11,454,755
TOTAL U.S. TREASURY OBLIGATION (Cost $11,760,129)		11,454,755

Repurchase Agreements(a)(b) (41.0%)
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $11,236,011	11,236,000	11,236,000
TOTAL REPURCHASE AGREEMENTS (Cost $11,236,000)		11,236,000
TOTAL INVESTMENT SECURITIES (Cost $22,996,130)—82.8%		22,690,755
Net other assets (liabilities)—17.2%		4,715,907
NET ASSETS—100.0%		$27,406,662

(a)              The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)              A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $30,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 5/15/45	Citibank North America	7/6/15	(0.35)%	$13,074,422	$83,505
30-Year U.S. Treasury Bond, 3.00% due on 5/15/45	Societe’ Generale	7/6/15	0.19%	9,757,031	23,825
				$22,831,453	$107,330

^                       Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP U.S. Government Plus :: 275

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$22,996,130
Securities, at value	11,454,755
Repurchase agreements, at value	11,236,000
Total Investment Securities, at value	22,690,755
Cash	487
Segregated cash balances with custodian	100,000
Interest receivable	44,993
Unrealized gain on swap agreements	107,330
Receivable for capital shares issued	433,332
Receivable for investments sold	5,876,271
Prepaid expenses	460
TOTAL ASSETS	29,253,628

LIABILITIES:
Payable for capital shares redeemed	1,779,688
Advisory fees payable	9,914
Management services fees payable	1,983
Administration fees payable	785
Administrative services fees payable	13,801
Distribution fees payable	14,956
Trustee fees payable	6
Transfer agency fees payable	2,495
Fund accounting fees payable	920
Compliance services fees payable	174
Other accrued expenses	22,244
TOTAL LIABILITIES	1,846,966

NET ASSETS	$27,406,662

NET ASSETS CONSIST OF:
Capital	$40,906,397
Accumulated net investment income (loss)	(3,801)
Accumulated net realized gains (losses) on investments	(13,297,889)
Net unrealized appreciation (depreciation) on investments	(198,045)
NET ASSETS	$27,406,662

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	1,246,428
Net Asset Value (offering and redemption price per share)	$21.99

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$268,109

EXPENSES:
Advisory fees	98,518
Management services fees	19,703
Administration fees	6,426
Transfer agency fees	9,265
Administrative services fees	51,702
Distribution fees	49,259
Custody fees	2,528
Fund accounting fees	8,430
Trustee fees	474
Compliance services fees	174
Printing fees	15,138
Other fees	10,831
Total Gross Expenses before reductions	272,448
Expenses reduced and reimbursed by the Advisor	(538)
TOTAL NET EXPENSES	271,910
NET INVESTMENT INCOME (LOSS)	(3,801)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on investment securities	(506,177)
Net realized gains (losses) on futures contracts	23,318
Net realized gains (losses) on swap agreements	(633,811)
Change in net unrealized appreciation/depreciation on investments	(2,312,950)
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(3,429,620)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,433,421)

See accompanying notes to financial statements.

276 :: ProFund VP U.S. Government Plus :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(3,801)	$61,853
Net realized gains (losses) on investments	(1,116,670)	7,767,358
Change in net unrealized appreciation/depreciation on investments	(2,312,950)	2,284,640
Change in net assets resulting from operations	(3,433,421)	10,113,851

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(61,853)
Return of capital	—	(75)
Change in net assets resulting from distributions	—	(61,928)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	147,578,190	293,239,372
Dividends reinvested	—	61,928
Value of shares redeemed	(157,312,477)	(284,593,217)
Change in net assets resulting from capital transactions	(9,734,287)	8,708,083
Change in net assets	(13,167,708)	18,760,006

NET ASSETS:
Beginning of period	40,574,370	21,814,364
End of period	$27,406,662	$40,574,370
Accumulated net investment income (loss)	$(3,801)	$—

SHARE TRANSACTIONS:
Issued	6,050,908	14,342,599
Reinvested	—	3,017
Redeemed	(6,487,047)	(13,895,130)
Change in shares	(436,139)	450,486

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP U.S. Government Plus :: 277

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$24.11		$17.71	$22.99	$28.09	$19.61	$17.88

Investment Activities:
Net investment income (loss)(a)	—	(b)	0.04	0.04	(0.01)	— (b)	0.08
Net realized and unrealized gains (losses) on investments	(2.12)		6.40	(4.21)	(0.01)	8.52	1.73
Total income (loss) from investment activities	(2.12)		6.44	(4.17)	(0.02)	8.52	1.81

Distributions to Shareholders From:
Net investment income	—		(0.04)	(0.05)	—	(0.04)	(0.08)
Net realized gains on investments	—		—	(1.06)	(5.08)	—	—
Return of capital	—		— (b)	—	—	—	—
Total distributions	—		(0.04)	(1.11)	(5.08)	(0.04)	(0.08)

Net Asset Value, End of Period	$21.99		$24.11	$17.71	$22.99	$28.09	$19.61

Total Return	(8.79	)%(c)	36.39%	(19.11)%	0.97%	43.51%	10.10%

Ratios to Average Net Assets:
Gross expenses(d)	1.38%		1.46%	1.42%	1.56%	1.51%	1.47%
Net expenses(d)	1.38%		1.38%	1.38%	1.38%	1.38%	1.38%
Net investment income (loss)(d)	(0.02)%		0.18%	0.19%	(0.06)%	— (e)	0.42%

Supplemental Data:
Net assets, end of period (000’s)	$27,407		$40,574	$21,814	$47,376	$64,279	$40,789
Portfolio turnover rate(f)	350	%(c)	903%	1,099%	899%	902%	658%

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Amount is less than $0.005.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Amount is less than 0.005%.
(f)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

See accompanying notes to financial statements.

278 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Investment Objective: The ProFund VP Rising Rates Opportunity seeks daily investment results, before fees and expenses, that correspond to one and one-quarter times the inverse (-1.25x) of the daily movement of the most recently issued 30-year U.S. Treasury Bond.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Swap Agreements	(126)%
Total Exposure	(126)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Rising Rates Opportunity primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (106.8%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $19,255,019	$19,255,000	$19,255,000
TOTAL REPURCHASE AGREEMENTS (Cost $19,255,000)		19,255,000
TOTAL INVESTMENT SECURITIES (Cost $19,255,000)—106.8%		19,255,000
Net other assets (liabilities)—(6.8)%		(1,224,122)
NET ASSETS—100.0%		$18,030,878

(a)         The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)         A portion of these securities were held in a segregated account for the benefit of swap counterparties in the event of default. At June 30, 2015, the aggregate amount held in a segregated account was $310,000.

Swap Agreements

Underlying Instrument	Counterparty	Termination Date	Rate Paid (Received)^	Notional Amount at Value	Unrealized Gain (Loss)
30-Year U.S. Treasury Bond, 3.00% due on 5/15/45	Citibank North America	7/6/15	0.05%	$(16,782,094)	$(91,537)
30-Year U.S. Treasury Bond, 3.00% due on 5/15/45	Societe’ Generale	7/6/15	0.25%	(5,854,219)	(10,199)
				$(22,636,313)	$(101,736)

^                  Reflects the floating financing rate, as of June 30, 2015, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Rising Rates Opportunity :: 279

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$19,255,000
Repurchase agreements, at value	19,255,000
Total Investment Securities, at value	19,255,000
Cash	378
Segregated cash balances with custodian	60,000
Interest receivable	19
Receivable for capital shares issued	579,986
Prepaid expenses	224
TOTAL ASSETS	19,895,607

LIABILITIES:
Payable for capital shares redeemed	1,724,064
Unrealized loss on swap agreements	101,736
Advisory fees payable	11,258
Management services fees payable	1,501
Administration fees payable	498
Administrative services fees payable	6,454
Distribution fees payable	6,538
Transfer agency fees payable	1,394
Fund accounting fees payable	583
Compliance services fees payable	87
Other accrued expenses	10,616
TOTAL LIABILITIES	1,864,729
NET ASSETS	$18,030,878

NET ASSETS CONSIST OF:
Capital	$83,894,489
Accumulated net investment income (loss)	(137,577)
Accumulated net realized gains (losses) on investments	(65,624,298)
Net unrealized appreciation (depreciation) on investments	(101,736)
NET ASSETS	$18,030,878

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	3,024,055
Net Asset Value (offering and redemption price per share)	$5.96

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$2,706

EXPENSES:
Advisory fees	62,627
Management services fees	8,350
Administration fees	2,585
Transfer agency fees	3,707
Administrative services fees	23,712
Distribution fees	20,875
Custody fees	1,681
Fund accounting fees	3,247
Trustee fees	174
Compliance services fees	87
Other fees	8,372
Recoupment of prior expenses reduced by the Advisor	5,000
Total Gross Expenses before reductions	140,417
Expenses reduced and reimbursed by the Advisor	(134)
TOTAL NET EXPENSES	140,283
NET INVESTMENT INCOME (LOSS)	(137,577)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on futures contracts	(6,346)
Net realized gains (losses) on swap agreements	55,720
Change in net unrealized appreciation/depreciation on investments	642,569
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	691,943

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$554,366

See accompanying notes to financial statements.

280 :: ProFund VP Rising Rates Opportunity :: Financial Statements

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(137,577)	$(404,536)
Net realized gains (losses) on investments	49,374	(7,317,502)
Change in net unrealized appreciation/depreciation on investments	642,569	(992,493)
Change in net assets resulting from operations	554,366	(8,714,531)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	66,940,489	168,513,190
Value of shares redeemed	(68,962,348)	(170,619,703)
Change in net assets resulting from capital transactions	(2,021,859)	(2,106,513)
Change in net assets	(1,467,493)	(10,821,044)

NET ASSETS:
Beginning of period	19,498,371	30,319,415
End of period	$18,030,878	$19,498,371
Accumulated net investment income (loss)	$(137,577)	$—

SHARE TRANSACTIONS:
Issued	12,203,404	24,359,020
Redeemed	(12,616,744)	(24,651,602)
Change in shares	(413,340)	(292,582)

See accompanying notes to financial statements.

Financial Highlights :: ProFund VP Rising Rates Opportunity :: 281

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$5.67		$8.13	$6.98	$7.50	$12.00	$14.29

Investment Activities:
Net investment income (loss)(a)	(0.04)		(0.11)	(0.13)	(0.11)	(0.18)	(0.20)
Net realized and unrealized gains (losses) on investments	0.33		(2.35)	1.28	(0.41)	(4.32)	(2.09)
Total income (loss) from investment activities	0.29		(2.46)	1.15	(0.52)	(4.50)	(2.29)

Net Asset Value, End of Period	$5.96		$5.67	$8.13	$6.98	$7.50	$12.00

Total Return	5.11	%(b)	(30.26)%	16.48%	(6.93)%	(37.50)%	(16.03)%

Ratios to Average Net Assets:
Gross expenses(c)	1.68%		1.70%	1.74%	1.79%	1.70%	1.71%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.68%
Net investment income (loss)(c)	(1.65)%		(1.66)%	(1.65)%	(1.57)%	(1.64)%	(1.57)%

Supplemental Data:
Net assets, end of period (000’s)	$18,031		$19,498	$30,319	$19,601	$21,918	$59,488
Portfolio turnover rate(d)	—		—	—	—	—	436	%(e)

(a)           Per share net investment income (loss) has been calculated using the average daily shares method.

(b)          Not annualized for periods less than one year.

(c)           Annualized for periods less than one year.

(d)          Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the amount and timing of sales and purchases of fund shares during the period.

(e)           Changes in the portfolio turnover rate are primarily driven by timing of purchase and sales of long-term treasuries.

See accompanying notes to financial statements.

282 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Investment Objective: The ProFund VP Falling U.S. Dollar seeks investment results, before fees and expenses, that correspond to the performance of the basket of currencies included in the U.S. Dollar Index.

Allocation of Portfolio Holdings & Index Composition (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
Forward Currency Contracts	(100)%
Total Exposure	(100)%

“Market Exposure” includes the value of total investments (including the contract value of any derivatives) and excludes any instruments used for cash management.

Holdings

The ProFund VP Falling U.S. Dollar primarily invests in non-equity securities, which may include: swap agreements, futures contracts, repurchase agreements and U.S. Government securities.

U.S. Dollar Index — Composition

% of Index
Euro	57%
Japanese yen	14%
British pound	12%
Canadian dollar	9%
Swedish krona	4%
Swiss franc	4%

Schedule of Portfolio Investments (unaudited)

Repurchase Agreements(a)(b) (99.9%)

	Principal Amount	Value
Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $1,077,001	$1,077,000	$1,077,000
TOTAL REPURCHASE AGREEMENTS (Cost $1,077,000)		1,077,000
TOTAL INVESTMENT SECURITIES (Cost $1,077,000)—99.9%		1,077,000
Net other assets (liabilities)—0.1%		739
NET ASSETS—100.0%		$1,077,739

(a)   The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

(b)   A portion of this security is held in a segregated account for the benefit of forward currency contract counterparties in the event of default. As of June 30, 2015, the aggregate amount held in a segregated account was $90,000.

At June 30, 2015, the ProFund VP Falling U.S. Dollar’s forward currency contracts with Goldman Sachs International, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	7/10/15	17,614	$27,154	$27,670	$(516)
Canadian dollar vs. U.S. dollar	7/10/15	20,760	16,596	16,621	(25)
Euro vs. U.S. dollar	7/10/15	106,892	120,148	119,169	979
Japanese yen vs. U.S. dollar	7/10/15	3,596,927	28,991	29,398	(407)
Swedish krona vs. U.S. dollar	7/10/15	83,143	10,039	10,037	2
Swiss franc vs. U.S. dollar	7/10/15	7,021	7,529	7,515	14
Total Short Contracts			$210,457	$210,410	$47
Long:
British pound vs. U.S. dollar	7/10/15	60,691	$92,924	$95,338	$2,414
Canadian dollar vs. U.S. dollar	7/10/15	91,540	73,568	73,292	(276)
Euro vs. U.S. dollar	7/10/15	394,288	443,014	439,573	(3,441)
Japanese yen vs. U.S. dollar	7/10/15	14,014,461	112,927	114,540	1,613
Swedish krona vs. U.S. dollar	7/10/15	203,725	24,418	24,593	175
Swiss franc vs. U.S. dollar	7/10/15	26,762	28,736	28,644	(92)
Total Long Contracts			$775,587	$775,980	$393

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 283

At June 30, 2015, the ProFund VP Falling U.S. Dollar’s forward currency contracts with UBS AG, were as follows:

Currency	Delivery Date	Contract Amount in Local Currency	Contract Value in U.S. Dollars	Fair Value	Unrealized Appreciation (Depreciation)
Short:
British pound vs. U.S. dollar	7/10/15	12,783	19,859	20,081	(222)
Canadian dollar vs. U.S. dollar	7/10/15	19,747	16,099	15,810	289
Euro vs. U.S. dollar	7/10/15	82,659	93,693	92,152	1,541
Japanese yen vs. U.S. dollar	7/10/15	2,835,234	23,134	23,172	(38)
Swedish krona vs. U.S. dollar	7/10/15	54,113	6,556	6,532	24
Swiss franc vs. U.S. dollar	7/10/15	5,210	5,602	5,576	26
Total Short Contracts			$164,943	$163,323	$1,620
Long:
British pound vs. U.S. dollar	7/10/15	51,332	78,585	80,636	2,051
Canadian dollar vs. U.S. dollar	7/10/15	71,421	57,380	57,184	(196)
Euro vs. U.S. dollar	7/10/15	352,162	395,464	392,609	(2,855)
Japanese yen vs. U.S. dollar	7/10/15	10,356,800	83,457	84,646	1,189
Swedish krona vs. U.S. dollar	7/10/15	308,671	36,968	37,262	294
Swiss franc vs. U.S. dollar	7/10/15	21,739	23,326	23,267	(59)
Total Long Contracts			$675,180	$675,604	$424

See accompanying notes to financial statements.

284 :: ProFund VP Falling U.S. Dollar :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$1,077,000
Repurchase agreements, at value	1,077,000
Total Investment Securities, at value	1,077,000
Cash	369
Interest receivable	1
Segregated cash balances with custodian	320
Unrealized appreciation on forward currency contracts	10,611
Prepaid expenses	7
TOTAL ASSETS	1,088,308

LIABILITIES:
Payable for capital shares redeemed	59
Unrealized depreciation on forward currency contracts	8,127
Advisory fees payable	597
Management services fees payable	80
Administration fees payable	32
Administrative services fees payable	610
Distribution fees payable	602
Transfer agency fees payable	96
Fund accounting fees payable	37
Compliance services fees payable	4
Other accrued expenses	325
TOTAL LIABILITIES	10,569
NET ASSETS	$1,077,739

NET ASSETS CONSIST OF:
Capital	$3,328,481
Accumulated net investment income (loss)	(6,367)
Accumulated net realized gains (losses) on investments	(2,246,859)
Net unrealized appreciation (depreciation) on investments	2,484
NET ASSETS	$1,077,739

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	47,333
Net Asset Value (offering and redemption price per share)	$22.77

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$123

EXPENSES:
Advisory fees	2,898
Management services fees	386
Administration fees	176
Transfer agency fees	252
Administrative services fees	962
Distribution fees	966
Custody fees	890
Fund accounting fees	212
Trustee fees	11
Compliance services fees	5
Printing fees	620
Other fees	263
Total Gross Expenses before reductions	7,641
Expenses reduced and reimbursed by the Advisor	(1,151)
TOTAL NET EXPENSES	6,490
NET INVESTMENT INCOME (LOSS)	(6,367)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
Net realized gains (losses) on forward currency contracts	(52,606)
Change in net unrealized appreciation/depreciation on investments	12,313
NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS	(40,293)

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$(46,660)

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Falling U.S. Dollar :: 285

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income (loss)	$(6,367)	$(12,248)
Net realized gains (losses) on investments	(52,606)	(68,937)
Change in net unrealized appreciation/depreciation on investments	12,313	(17,184)
Change in net assets resulting from operations	(46,660)	(98,369)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,673,138	517,615
Value of shares redeemed	(1,172,185)	(1,113,590)
Change in net assets resulting from capital transactions	500,953	(595,975)
Change in net assets	454,293	(694,344)

NET ASSETS:
Beginning of period	623,446	1,317,790
End of period	$1,077,739	$623,446
Accumulated net investment income (loss)	$(6,367)	$—

SHARE TRANSACTIONS:
Issued	72,721	19,454
Redeemed	(51,070)	(41,209)
Change in shares	21,651	(21,755)

See accompanying notes to financial statements.

286 :: ProFund VP Falling U.S. Dollar :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014	Year Ended Dec. 31, 2013	Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$24.28		$27.78	$28.35	$28.57	$29.37	$30.15

Investment Activities:
Net investment income (loss)(a)	(0.19)		(0.45)	(0.45)	(0.45)	(0.50)	(0.50)
Net realized and unrealized gains (losses) on investments	(1.32)		(3.05)	(0.12)	0.23	(0.30)	(0.28)
Total income (loss) from investment activities	(1.51)		(3.50)	(0.57)	(0.22)	(0.80)	(0.78)

Net Asset Value, End of Period	$22.77		$24.28	$27.78	$28.35	$28.57	$29.37

Total Return	(6.22	)%(b)	(12.60)%	(2.01)%	(0.77)%	(2.72)%	(2.59)%

Ratios to Average Net Assets:
Gross expenses(c)	1.98%		2.37%	2.45%	2.36%	1.99%	1.92%
Net expenses(c)	1.68%		1.68%	1.68%	1.68%	1.68%	1.82	%(d)
Net investment income (loss)(c)	(1.65)%		(1.66)%	(1.65)%	(1.58)%	(1.65)%	(1.72)%

Supplemental Data:
Net assets, end of period (000’s)	$1,078		$623	$1,318	$1,183	$1,378	$1,315
Portfolio turnover rate(e)	—		—	—	—	—	—

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)

The expense ratio does not correlate to the applicable expense limits in place during the period given that the annual contractual expense limitation is applied for the one year periods ended April 30th of each year, instead of coinciding with the December 31st year end. Details of the current expense limitation in effect can be found in Note 4 of the accompanying Notes to Financial Statements.

(e)

Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts).

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Money Market :: 287

Investment Objective: The ProFund VP Money Market seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital.

An investment in this ProFund VP is neither guaranteed nor insured by the Federal Deposit Insurance Corporation or any other government agency. Although the ProFund VP strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this ProFund VP.

Allocation of Portfolio Holdings (unaudited) :: June 30, 2015

Market Exposure

Investment Type	% of Net Assets
U.S. Government Agency Security	15%
U.S. Treasury Obligation	11%
Repurchase Agreements	74%
Total Exposure	100%

Schedule of Portfolio Investments (unaudited)

U.S. Government Agency Security (15.3%)

	Principal Amount	Value
Federal Agricultural Mortgage Corp., 0.17%+, 9/23/15	$15,000,000	$14,994,050
TOTAL U.S. GOVERNMENT AGENCY SECURITY (Cost $14,994,050)		14,994,050

U.S. Treasury Obligation (10.9%)

U.S. Treasury Bill, 0.25%+, 5/26/16	10,700,000	10,675,541

TOTAL U.S. TREASURY OBLIGATION (Cost $10,675,541)		10,675,541

Repurchase Agreements(a) (73.9%)

Repurchase Agreements with various counterparties, rates 0.01%—0.07%, dated 6/30/15, due 7/1/15, total to be received $72,578,070	72,578,000	72,578,000
TOTAL REPURCHASE AGREEMENTS (Cost $72,578,000)		72,578,000
TOTAL INVESTMENT SECURITIES (Cost $98,247,591)—100.1%		98,247,591
Net other assets (liabilities)—(0.1)%		1,318,875
NET ASSETS—100.0%		$99,566,466

+	Reflects the effective yield or interest rate in effect at June 30, 2015.
(a)

The ProFund VP invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Financial Statements to view the details of each individual agreement and counterparty as well as a description of the securities subject to repurchase.

See accompanying notes to financial statements.

288 :: ProFund VP Money Market :: Financial Statements

Statement of Assets and Liabilities (unaudited)
June 30, 2015

ASSETS:
Total Investment Securities, at cost	$98,247,591
Securities, at value	25,669,591
Repurchase agreements, at value	72,578,000
Total Investment Securities, at value	98,247,591
Cash	528
Interest receivable	70
Receivable for capital shares issued	2,710,408
Receivable from Advisor	41,614
Prepaid expenses	2,214
TOTAL ASSETS	101,002,425

LIABILITIES:
Payable for capital shares redeemed	1,297,487
Administration fees payable	5,212
Trustee fees payable	42
Transfer agency fees payable	14,867
Fund accounting fees payable	6,107
Compliance services fees payable	948
Other accrued expenses	111,296
TOTAL LIABILITIES	1,435,959
NET ASSETS	$99,566,466

NET ASSETS CONSIST OF:
Capital	$99,548,154
Accumulated net investment income (loss)	(5,331)
Accumulated net realized gains (losses) on investments	23,643
NET ASSETS	$99,566,466

Shares of Beneficial Interest Outstanding (unlimited number of shares authorized, no par value)	99,548,154
Net Asset Value (offering and redemption price per share)	$1.00

Statement of Operations (unaudited)
For the Six Months Ended June 30, 2015

INVESTMENT INCOME:
Interest	$56,497

EXPENSES:
Advisory fees	693,924
Management services fees	92,522
Administration fees	31,593
Transfer agency fees	45,458
Custody fees	11,458
Fund accounting fees	40,895
Trustee fees	2,235
Compliance services fees	948
Printing fees	85,076
Other fees	45,925
Total Gross Expenses before reductions	1,050,034
Expenses reduced and reimbursed by the Advisor	(1,012,416)
TOTAL NET EXPENSES	37,618
NET INVESTMENT INCOME	18,879

REALIZED GAINS ON INVESTMENTS:
Net realized gains (losses) on investment securities	18,140
NET REALIZED GAINS ON INVESTMENTS	18,140

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	$37,019

See accompanying notes to financial statements.

Financial Statements :: ProFund VP Money Market :: 289

Statements of Changes in Net Assets

	Six Months Ended June 30, 2015 (unaudited)	Year Ended December 31, 2014
FROM INVESTMENT ACTIVITES:

OPERATIONS:
Net investment income	$18,879	$39,412
Net realized gains on investments	18,140	6,073
Change in net assets resulting from operations	37,019	45,485

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(24,210)	(39,412)
Change in net assets resulting from distributions	(24,210)	(39,412)

CAPITAL TRANSACTIONS:
Proceeds from shares issued	1,579,960,831	3,265,764,979
Dividends reinvested	24,210	39,412
Value of shares redeemed	(1,610,457,257)	(3,324,544,207)
Change in net assets resulting from capital transactions	(30,472,216)	(58,739,816)
Change in net assets	(30,459,407)	(58,733,743)

NET ASSETS:
Beginning of period	130,025,873	188,759,616
End of period	$99,566,466	$130,025,873
Accumulated net investment income (loss)	$(5,331)	$—

SHARE TRANSACTIONS:
Issued	1,579,960,831	3,265,764,979
Reinvested	24,210	39,412
Redeemed	(1,610,457,257)	(3,324,544,207)
Change in shares	(30,472,216)	(58,739,816)

See accompanying notes to financial statements.

290 :: ProFund VP Money Market :: Financial Highlights

ProFunds Financial Highlights FOR THE PERIODS INDICATED

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

	Six Months Ended Jun. 30, 2015 (unaudited)		Year Ended Dec. 31, 2014		Year Ended Dec. 31, 2013		Year Ended Dec. 31, 2012	Year Ended Dec. 31, 2011	Year Ended Dec. 31, 2010
Net Asset Value, Beginning of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Investment Activities:
Net investment income	—	(a)	—	(a)	—	(a)	— (a)	— (a)	— (a)
Net realized gains on investments	—	(a)	—	(a)	—	(a)	—	—	—
Total income from investment activities	—	(a)	—	(a)	—	(a)	— (a)	— (a)	— (a)

Distributions to Shareholders From:
Net investment income	—	(a)	—	(a)	—	(a)	— (a)	— (a)	— (a)

Net Asset Value, End of Period	$1.000		$1.000		$1.000		$1.000	$1.000	$1.000

Total Return	0.01	%(b)	0.02%		0.02%		0.02%	0.02%	0.02%

Ratios to Average Net Assets:
Gross expenses(c)	1.13%		1.13%		1.12%		1.41%	1.46%	1.45%
Net expenses(c)(d)	0.04%		—	(e)	0.01%		0.09%	0.01%	0.09%
Net investment income(c)	0.02%		0.04%		0.04%		0.02%	0.02%	0.02%

Supplemental Data:
Net assets, end of period (000’s)	$99,566		$130,026		$188,760		$203,447	$181,314	$172,220

(a)	Amount is less than $0.0005.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	The expense ratio for the period reflects the reduction of certain expenses to maintain a certain minimum net yield.
(e)	Amount is less than 0.005%.

See accompanying notes to financial statements.

Notes to Financial Statements

292 :: Notes to Financial Statements :: June 30, 2015 (unaudited)

1. Organization

ProFunds (the “Trust”) consists of 112 separate investment portfolios and is registered as an open-end management investment company under the Investment Company Act of 1940 (the “1940 Act”) and thus follows accounting and reporting guidance for investment companies. The Trust is organized as a Delaware statutory trust and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the portfolios of the Trust included in this report (collectively, the “ProFunds VP” and individually, a “ProFund VP”). The ProFunds VP, excluding ProFund VP Money Market, are referred to as the “non-money market ProFunds VP.” Each non-money market ProFund VP, other than ProFund VP Large-Cap Value, ProFund VP Large-Cap Growth, ProFund VP Mid-Cap Value, ProFund VP Mid-Cap Growth, ProFund VP Small-Cap Value, ProFund VP Small-Cap Growth, ProFund VP Europe 30, ProFund VP Consumer Services, ProFund VP Industrials, ProFund VP Real Estate and ProFund VP Utilities, is classified as non-diversified under the 1940 Act. Each ProFund VP has one class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust enters into contracts with its vendors and others that provide for general indemnifications. The Trust and ProFunds VP’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the ProFunds VP.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each ProFund VP in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

Investment Valuation

The ProFunds VP record their investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described in Note 3.

Repurchase Agreements

Each ProFund VP may enter into repurchase agreements with financial institutions in pursuit of its investment objective, as “cover” for the investment techniques it employs, or for liquidity purposes. Repurchase agreements are primarily used by the ProFunds VP as short-term investments for cash positions. Under a repurchase agreement, a ProFund VP purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year.

The ProFunds VP follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions. The creditworthiness of each of the firms that is a party to a repurchase agreement with the ProFunds VP will be monitored by ProFund Advisors LLC (the “Advisor”). In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. Funds within both the Trust and Access One Trust (an affiliated trust) invest in repurchase agreements jointly. Each ProFund VP, therefore, holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each ProFund VP. The collateral underlying the repurchase agreement is held by the ProFund VP’s custodian. In the event of a default or bankruptcy by a selling financial institution, a ProFund VP will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the ProFund VP could suffer a loss. A ProFund VP also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the ProFund VP expected to receive under the repurchase agreement. During periods of high demand for repurchase agreements, the ProFunds VP may be unable to invest available cash in these instruments to the extent desired by the Advisor.

As of June 30, 2015, the ProFunds VP had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent principal amount, cost and value for each respective repurchase agreement.

Fund Name	HSBC Securities (USA), Inc., 0.01% dated 6/30/15, due 7/1/15(1)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01% dated 6/30/15, due 7/1/15(2)	RBC Capital Markets, LLC, 0.01% dated 6/30/15, due 7/1/15(3)	Societe’ Generale, 0.07% dated 6/30/15, due 7/1/15(4)	UMB Bank N.A., 0.05% dated 6/30/15, due 7/1/15(5)
ProFund VP Bull	$11,501,000	$1,839,000	$3,678,000	$9,200,000	$6,616,000
ProFund VP Mid-Cap	6,696,000	1,070,000	2,142,000	5,355,000	3,856,000
ProFund VP Small-Cap	5,539,000	885,000	1,771,000	4,430,000	3,192,000
ProFund VP Dow 30	2,105,000	336,000	672,000	1,683,000	1,216,000
ProFund VP NASDAQ-100	9,886,000	1,581,000	3,163,000	7,909,000	5,689,000

June 30, 2015 (unaudited) :: Notes to Financial Statements :: 293

Fund Name	HSBC Securities (USA), Inc., 0.01% dated 6/30/15, due 7/1/15(1)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.01% dated 6/30/15, due 7/1/15(2)	RBC Capital Markets, LLC, 0.01% dated 6/30/15, due 7/1/15(3)	Societe’ Generale, 0.07% dated 6/30/15, due 7/1/15(4)	UMB Bank N.A., 0.05% dated 6/30/15, due 7/1/15(5)
ProFund VP Small-Cap Value	$20,000	$3,000	$6,000	$16,000	$14,000
ProFund VP International	5,603,000	895,000	1,791,000	4,481,000	3,228,000
ProFund VP Emerging Markets	198,000	30,000	62,000	158,000	122,000
ProFund VP Japan	9,982,000	1,597,000	3,194,000	7,986,000	5,739,000
ProFund VP UltraBull	13,112,000	2,097,000	4,195,000	10,489,000	7,542,000
ProFund VP UltraMid-Cap	6,502,000	1,039,000	2,080,000	5,201,000	3,742,000
ProFund VP UltraSmall-Cap	6,496,000	1,038,000	2,078,000	5,197,000	3,740,000
ProFund VP UltraNASDAQ-100	24,791,000	3,965,000	7,932,000	19,833,000	14,255,000
ProFund VP Bear	3,086,000	493,000	986,000	2,468,000	1,779,000
ProFund VP Short Mid-Cap	99,000	15,000	31,000	79,000	62,000
ProFund VP Short Small-Cap	707,000	112,000	225,000	565,000	412,000
ProFund VP Short Dow 30	11,000	1,000	3,000	8,000	11,000
ProFund VP Short NASDAQ-100	2,376,000	378,000	758,000	1,901,000	1,374,000
ProFund VP Short International	474,000	75,000	151,000	378,000	280,000
ProFund VP Short Emerging Markets	550,000	87,000	176,000	440,000	322,000
ProFund VP UltraShort Dow 30	9,000	—	2,000	6,000	13,000
ProFund VP UltraShort NASDAQ-100	139,000	21,000	43,000	112,000	87,000
ProFund VP Banks	5,000	—	1,000	4,000	6,000
ProFund VP Biotechnology	48,000	7,000	15,000	38,000	30,000
ProFund VP Financials	16,000	2,000	5,000	12,000	11,000
ProFund VP Industrials	2,000	—	—	1,000	4,000
ProFund VP Internet	7,000	1,000	2,000	6,000	6,000
ProFund VP Precious Metals	8,325,000	1,331,000	2,663,000	6,660,000	4,791,000
ProFund VP Real Estate	—	—	—	—	1,000
ProFund VP Semiconductor	8,000	1,000	2,000	6,000	7,000
ProFund VP Telecommunications	1,000	—	—	—	2,000
ProFund VP U.S. Government Plus	3,935,000	629,000	1,259,000	3,148,000	2,265,000
ProFund VP Rising Rates Opportunity	6,744,000	1,078,000	2,157,000	5,395,000	3,881,000
ProFund VP Falling U.S. Dollar	376,000	59,000	119,000	301,000	222,000
ProFund VP Money Market	25,424,000	4,067,000	8,135,000	20,339,000	14,613,000
	$154,773,000	$24,732,000	$49,497,000	$123,805,000	$89,130,000

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities as of June 30, 2015 as follows:
(1)	U.S. Treasury STRIPS, effective yield or interest rate in effect at June 30, 2015, 3.238% to 3.267%, due 5/15/40 to 5/15/44, which had an aggregate value of $157,872,359.
(2)	U.S. Treasury Notes, 3.625%, due 8/15/43, total value $25,231,210.
(3)

U.S. Treasury Notes, 2.50%, due 7/15/16, U.S. Treasury STRIPS, effective yield or interest rate in effect at June 30, 2015, 0.446% to 3.125%, due 8/15/16 to 2/15/34, which had an aggregate value of $50,488,580.

(4)	U.S. Treasury Bills, effective yield or interest rate in effect at June 30, 2015, 0.187% to 0.296%, due 3/31/16 to 6/23/16, which had an aggregate value of $126,285,672.
(5)

U.S. Treasury Notes, 0.50% to 3.125%, due 7/31/16 to 12/31/19, Federal Farm Credit Banks, 0.78% to 4.875%, due 1/17/17 to 5/17/17, Federal Home Loan Banks, 0.875% to 2.125%, due 12/11/15 to 3/29/17, Federal National Mortgage Association, 1.25% to 2.25%, due 3/15/16 to 1/30/17, which had an aggregate value of $90,997,966.

Depositary Receipts

Certain non-money market ProFunds VP may invest in American Depositary Receipts (“ADRs”), New York Shares (“NYSs”) and Global Depositary Receipts (“GDRs”). For many foreign securities, U.S. Dollar-denominated ADRs, which are traded in the United States on exchanges or over-the-counter (“OTC”), are issued by domestic banks. ADRs represent the right to receive securities of foreign issuers deposited in a bank or trust company. ADRs are an alternative to purchasing the underlying securities in their national markets and currencies. NYSs (or “direct shares”) are foreign stocks denominated in U.S. dollars that trade on American exchanges without being converted to ADRs. GDRs are receipts for shares in a foreign-based corporation traded in capital markets around the world.

Real Estate Investment Trusts

Certain non-money market ProFunds VP may invest in real estate investment trusts (“REITS”) which report information on the source of their distributions annually. REITS are dependent upon management skill, are not diversified and are subject to heavy cash flow dependency, default by borrowers, self-liquidation, the possibility of failing to qualify for tax-free pass-through of income under the Internal Revenue Code of 1986, as amended, and the possibility of failing to maintain exempt status under the 1940 Act. Certain distributions received from REITS during the year are recorded as realized gains or return of capital when such information becomes known.

294 :: Notes to Financial Statements :: June 30, 2015 (unaudited)

Derivative Instruments

In seeking to achieve each ProFund VP’s investment objective, the Advisor uses a mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative instruments such as futures contracts, forward currency contracts and swap agreements, that a ProFund VP should hold to approximate the daily performance, inverse performance, or multiple thereof, as applicable, of its benchmark. All derivative instruments held during the period ended June 30, 2015, gained exposure or inverse exposure to each ProFund VP’s benchmark (e.g., index, etc.) to meet its investment objective.

Each non-money market ProFund VP, other than the Classic ProFunds VP, the Sector ProFunds VP and the ProFund VP Falling U.S. Dollar, does not seek to achieve its investment objective over a period of time greater than a single day.

All open derivative positions at period end are reflected on each respective ProFund VP’s Schedule of Portfolio Investments. The volume associated with derivative positions varies on a daily basis as each ProFund VP transacts in derivative contracts in order to achieve the appropriate exposure, as expressed in notional amount (contract value for forward currency contracts), in comparison to net assets consistent with each ProFund VP’s investment objective.

Certain ProFunds VP utilized a varying level of derivative instruments in conjunction with the investment securities to meet their investment objective during the period ended June 30, 2015. With the exception of the ProFunds VP listed below, the notional amount of open derivative positions relative to each ProFund VP’s net assets at period end is generally representative of the notional amount of open position to net assets throughout the period. The volume associated with derivative positions in the ProFund VP UltraNASDAQ-100, ProFund VP Banks, ProFund VP Biotechnology, ProFund VP Pharmaceuticals, ProFund VP Semiconductor and ProFund VP Telecommunications was 146%, 9%, 10%, 13%, 5% and 15%, respectively, based on average monthly notional amounts in comparison to net assets during the period ended June 30, 2015.

In connection with its management of certain series of the Trust included in this report (VP UltraShort Dow 30 and VP UltraShort NASDAQ-100 (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). On December 5, 2012, the Advisor also registered as a commodity trading advisor (a “CTA”) under the CEA as a result of its role as subadvisor to funds outside the Trust. Accordingly, the Advisor is subject to registration and regulation as a CPO and CTA under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and recordkeeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

The following is a description of the derivative instruments utilized by the ProFunds VP, including certain risks related to each instrument type.

Futures Contracts

Each non-money market ProFund VP may purchase or sell futures contracts as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

Each ProFund VP generally engages in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased), there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold), there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a ProFund VP realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of a ProFund VP’s loss from an unhedged short position in futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on that investment. Each ProFund VP intends to engage in transactions in futures contracts that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each ProFund VP will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (this amount is subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the ProFund VP upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made daily as the price of the asset underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a ProFund VP may elect to close its position by taking an opposite position, which will operate to terminate the ProFund VP’s existing position in the contract.

June 30, 2015 (unaudited) :: Notes to Financial Statements :: 295

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of futures and the market value of the underlying securities, and the possibility of an illiquid market for a futures contract. Although each ProFund VP intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a ProFund VP to substantial losses. If trading is not possible, or if a ProFund VP determines not to close a futures position in anticipation of adverse price movements, the ProFund VP will be required to make daily cash payments of variation margin. The risk that the ProFund VP will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market. In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a ProFund VP.

Forward Currency Contracts

The ProFund VP Falling U.S. Dollar may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

It is possible that, under certain circumstances, this ProFund VP may have to limit its currency transactions to qualify as a “regulated investment company” (“RIC”) under the Internal Revenue Code. The ProFund VP Falling U.S. Dollar does not intend to enter into a forward currency contract with a term of more than one year, or to engage in position hedging with respect to the currency of a particular country to more than the aggregate market value (at the time the hedging transaction is entered into) of their portfolio securities denominated in (or quoted in or currently convertible into or directly related through the use of forward currency contracts in conjunction with money market instruments to) that particular currency.

At or before the maturity of a forward currency contract, the ProFund VP Falling U.S. Dollar may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating it to buy, on the same maturity date, the same amount of the currency. If this ProFund VP engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the ProFund VP Falling U.S. Dollar engages in offsetting transactions it will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date the ProFund VP Falling U.S. Dollar enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the ProFund VP will realize a gain to the extent that the price of ProFund VP currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the ProFund VP will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

The ProFund VP Falling U.S. Dollar collateralizes forward currency contracts with cash and certain securities as indicated on the Statement of Assets and Liabilities and the Schedule of Portfolio Investments, respectively. Such collateral is held for the benefit of the counterparty in a segregated tri-party account at the custodian to protect the counterparty against non-payment by the respective ProFund VP. Similarly, the ProFund VP Falling U.S. Dollar has sought to mitigate credit risk by generally requiring that the counterparties to the ProFund VP agree to post collateral for the benefit of the ProFund VP in a segregated account at the custodian, marked to market daily, in an amount equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds. In the event of a default by the counterparty, the ProFund VP will seek withdrawal of this collateral from the segregated account and may incur certain costs exercising its right with respect to the collateral. If a counterparty becomes bankrupt or fails to perform its obligations, the ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances. The ProFund VP will enter into forward currency contracts only with financial institutions that meet the credit quality standards and monitoring policies established by the Advisor. As of June 30, 2015, there was no collateral posted by counterparties.

Swap Agreements

Each non-money market ProFund VP may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position, including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular pre-determined investments or instruments. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. On a typical long swap, the counterparty will generally agree to pay the ProFund VP the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., securities comprising the relevant benchmark index), plus the dividends or interest that would have been received on those assets. The ProFund VP will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets, plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the ProFund VP on

296 :: Notes to Financial Statements :: June 30, 2015 (unaudited)

any swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the ProFund VP on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities. Some ProFunds VP may also enter into swap agreements that provide the opposite return of their benchmark or security (“short” the benchmark or security). Their operations are similar to that of the swaps disclosed above except that the counterparty pays interest to each ProFund VP on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each ProFund VP will agree to pay to the counterparty commissions or trading spreads on the notional amounts.

Most swap agreements entered into by a ProFund VP calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a ProFund VP’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in index swap agreements, the ProFunds VP may hold or gain exposure to only a representative sample of securities in the index, or to a component of the index.

A ProFund VP’s current obligations under a swap agreement, will be accrued daily (offset against any amounts owed to the ProFund VP) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date. Each ProFund VP reserves the right to modify its asset segregation policies in the future, including modifications to comply with any changes in the positions articulated by the SEC or its staff regarding asset segregation. Swap agreements that cannot be terminated of in the ordinary course of business within seven days at approximately the amount a ProFund VP has valued the asset may be considered to be illiquid for purposes of a ProFund VP’s illiquid investment limitations. A ProFund VP bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a ProFund VP will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the ProFund VP’s rights as a creditor. A ProFund VP will only enter into swap agreements with counterparties that meet the ProFund VP’s standard of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the ProFund VP’s repurchase agreement guidelines). The counterparty to an uncleared swap agreement will typically be a major global financial institution.

Payments may be made at the conclusion of a swap agreement. Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to swap agreements is limited to the net amount of payments that a ProFund VP is contractually obligated to make. If the other party to a swap agreement defaults, a ProFund VP’s risk of loss consists of the net amount of payments that such ProFund VP is contractually entitled to receive, if any. The net amount of the excess, if any, of a ProFund VP’s obligations over its entitlements with respect to each equity swap will be accrued on a daily basis and an amount of cash or liquid assets, having an aggregate NAV at least equal to such accrued excess will be earmarked or segregated by a ProFund VP’s custodian.

In the normal course of business, a ProFund VP enters into International Swap Dealers Association, Inc. (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the ProFund VP’s ISDA agreements contain provisions that require the ProFund VP to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the ProFund VP’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the ProFund VP were to trigger such provisions and have open derivative positions, at that time counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the ProFund VP will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The ProFunds VP seek to mitigate risks by generally requiring that the counterparties for each ProFund VP agree to post collateral for the benefit of the ProFund VP, marked to market daily, in an amount approximately equal to what the counterparty owes the ProFund VP, subject to certain minimum thresholds, although the ProFunds VP may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the ProFunds VP will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings. As of June 30, 2015, the collateral posted by counterparties consisted of U.S. Treasury securities. This collateral is included in the table below under the “Summary of Derivative Instruments” header.

The use of swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of the counterparties to perform. If a counterparty’s creditworthiness for an over-the-counter swap declines, the value of the swap would likely decline. The Advisor, under the supervision of the Trust’s Board of Trustees, is responsible for determining and monitoring the liquidity of a ProFund VP’s transactions in swap agreements.

Offsetting Assets and Liabilities

The ProFunds VP are subject to master netting agreements for swap agreements and forward currency contracts that allow for amounts owed between the ProFund VP and the counterparty to be netted upon early termination. The party that has the larger payable pays the excess of the larger amount over the smaller amount to the other party. The master netting agreements do not apply to amounts owed to/from different counterparties.

As described above, the ProFunds VP utilize derivative instruments to achieve their investment objective during the period. The amounts shown in the Statements of Assets and Liabilities do not take into consideration the effects of legally enforceable master netting agreements.

June 30, 2015 (unaudited) :: Notes to Financial Statements :: 297

Summary of Derivative Instruments

The following table summarizes the fair values of derivative instruments on the ProFund VP’s Statement of Assets and Liabilities, categorized by risk exposure, as of June 30, 2015.

	Assets			Liabilities
Fund	Variation Margin on Futures Contracts*	Unrealized Gain on Swap Agreements	Unrealized Appreciation on Forward Currency Contracts	Variation Margin on Futures Contracts*	Unrealized Loss on Swap Agreements	Unrealized Depreciation on Forward Currency Contracts
Equity Risk Exposure:
ProFund VP Bull	$—	$47,797	$—	$233,820	$—	$—
ProFund VP Mid-Cap	—	19,628	—	111,219	—	—
ProFund VP Small-Cap	—	81,840	—	16,075	—	—
ProFund VP Dow 30	—	8,433	—	—	—	—
ProFund VP NASDAQ-100	—	68,351	—	147,338	—	—
ProFund VP International	—	—	—	—	58,887	—
ProFund VP Emerging Markets	—	6,442	—	—	—	—
ProFund VP Japan	98,524	—	—	—	—	—
ProFund VP UltraBull	—	269,382	—	28,750	—	—
ProFund VP UltraMid-Cap	—	90,767	—	22,814	—	—
ProFund VP UltraSmall-Cap	—	281,671	—	17,147	—	—
ProFund VP UltraNASDAQ-100	—	670,117	—	142,547	—	—
ProFund VP Bear	18,788	—	—	—	20,749	—
ProFund VP Short Mid-Cap	—	—	—	—	460	—
ProFund VP Short Small-Cap	2,137	—	—	—	10,437	—
ProFund VP Short Dow 30	—	—	—	—	49	—
ProFund VP Short NASDAQ-100	5,971	—	—	—	24,850	—
ProFund VP Short International	—	4,901	—	—	—	—
ProFund VP Short Emerging Markets	—	—	—	—	17,141	—
ProFund VP UltraShort Dow 30	—	—	—	—	81	—
ProFund VP UltraShort NASDAQ-100	2,763	—	—	—	2,865	—
ProFund VP Banks	—	—	—	—	248	—
ProFund VP Biotechnology	—	—	—	—	3,240	—
ProFund VP Pharmaceuticals	—	—	—	—	1,836	—
ProFund VP Precious Metals	—	—	—	—	961,092	—
ProFund VP Semiconductor	—	—	—	—	72	—
ProFund VP Telecommunications	—	—	—	—	438	—

Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	10,611	—	—	8,127

Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	—	107,330	—	—	—	—
ProFund VP Rising Rates Opportunity	—	—	—	—	101,736	—

*                 Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The following table presents the effect of derivative instruments on the ProFund VP’s Statement of Operations, categorized by risk exposure, for the period ended June 30, 2015.

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
Equity Risk Exposure:
ProFund VP Bull	$523,357	$(1,572,428)	$—	$266,462
ProFund VP Mid-Cap	484,168	1,140,860	—	(104,365)
ProFund VP Small-Cap	232,606	222,226	—	71,573
ProFund VP Dow 30	—	(357,569)	—	36,129
ProFund VP NASDAQ-100	678,452	(116,290)	—	638,849
ProFund VP International	—	232,601	—	34,659

298 :: Notes to Financial Statements :: June 30, 2015 (unaudited)

	Realized Gain (Loss) on Derivatives Recognized as a Result from Operations			Net Change in Unrealized Appreciation/ Depreciation on Derivatives Recognized as a Result from Operations
Fund	Net Realized Gains (Losses) on Futures Contracts	Net Realized Gains (Losses) on Swap Agreements	Net Realized Gains (Losses) on Forward Currency Contracts	Change in Net Unrealized Appreciation/Depreciation on Investments
ProFund VP Emerging Markets	$—	$(36,290)	$—	$9,862
ProFund VP Japan	2,109,947	—	—	419,776
ProFund VP UltraBull	218,722	684,778	—	663,389
ProFund VP UltraMid-Cap	99,316	398,292	—	624,393
ProFund VP UltraSmall-Cap	395,438	1,078,351	—	593,887
ProFund VP UltraNASDAQ-100	463,795	1,305,968	—	2,278,792
ProFund VP Bear	(48,925)	(2,512)	—	(94,929)
ProFund VP Short Mid-Cap	—	(11,862)	—	(8,375)
ProFund VP Short Small-Cap	(14,590)	(46,384)	—	(11,928)
ProFund VP Short Dow 30	—	1,999	—	(954)
ProFund VP Short NASDAQ-100	(38,071)	(147,012)	—	(52,007)
ProFund VP Short International	—	(92,514)	—	(15,086)
ProFund VP Short Emerging Markets	—	(31,548)	—	(26,840)
ProFund VP UltraShort Dow 30	—	(44,203)	—	(1,258)
ProFund VP UltraShort NASDAQ-100	(5,220)	(1,555)	—	(20,910)
ProFund VP Banks	—	(8,393)	—	28
ProFund VP Biotechnology	—	(176,229)	—	(390)
ProFund VP Pharmaceuticals	—	(149,092)	—	(672)
ProFund VP Precious Metals	—	474,518	—	(2,148,548)
ProFund VP Semiconductor	—	(6,722)	—	228
ProFund VP Telecommunications	—	56,809	—	42

Foreign Exchange Rate Risk Exposure:
ProFund VP Falling U.S. Dollar	—	—	(52,606)	12,313

Interest Rate Risk Exposure:
ProFund VP U.S. Government Plus	23,318	(633,811)	—	(937,010)
ProFund VP Rising Rates Opportunity	(6,346)	55,720	—	642,569

Asset (Liability) amounts shown in the table below represent amounts owed to (by) the ProFunds VP for swap agreements and forward currency contracts at June 30, 2015. These amounts may be collateralized by cash or financial instruments, segregated for the benefit of the ProFunds VP or the counterparties, depending on whether the related contracts are in an appreciated or depreciated position at period end. Amounts shown in the column labeled “Net Amount” represent the un-collateralized portions of these amounts at period end. Any un-collateralized amounts are due to timing differences related to market movements or subject to certain minimum thresholds for collateral movement, as further described above.

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP Bull
Swap Agreements — Goldman Sachs International	$21,898	$—	$—	$21,898
Swap Agreements — UBS AG	25,899	—	—	25,899
ProFund VP Mid-Cap
Swap Agreements — Goldman Sachs International	10,545	—	—	10,545
Swap Agreements — UBS AG	9,083	—	—	9,083
ProFund VP Small-Cap
Swap Agreements — Goldman Sachs International	34,233	—	—	34,233
Swap Agreements — UBS AG	47,607	—	—	47,607
ProFund VP Dow 30
Swap Agreements — Goldman Sachs International	225	—	—	225
Swap Agreements — UBS AG	8,208	—	—	8,208
ProFund VP NASDAQ-100
Swap Agreements — Goldman Sachs International	33,330	—	—	33,330
Swap Agreements — UBS AG	35,021	—	—	35,021

June 30, 2015 (unaudited) :: Notes to Financial Statements :: 299

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP International
Swap Agreements — Goldman Sachs International	$(21,410)	$21,410	$—	$—
Swap Agreements — UBS AG	(37,477)	37,477	—	—
ProFund VP Emerging Markets
Swap Agreements — Goldman Sachs International	4,540	—	—	4,540
Swap Agreements — UBS AG	1,902	—	—	1,902
ProFund VP UltraBull
Swap Agreements — Goldman Sachs International	117,526	—	—	117,526
Swap Agreements — UBS AG	151,856	—	—	151,856
ProFund VP UltraMid-Cap
Swap Agreements — Goldman Sachs International	32,113	—	—	32,113
Swap Agreements — UBS AG	58,654	—	—	58,654
ProFund VP UltraSmall-Cap
Swap Agreements — Goldman Sachs International	108,153	(35,170)	—	72,983
Swap Agreements — UBS AG	173,518	—	—	173,518
ProFund VP UltraNASDAQ-100
Swap Agreements — Goldman Sachs International	233,158	—	—	233,158
Swap Agreements — UBS AG	436,959	—	—	436,959
ProFund VP Bear
Swap Agreements — Goldman Sachs International	(9,118)	9,118	—	—
Swap Agreements — UBS AG	(11,631)	11,631	—	—
ProFund VP Short Mid-Cap
Swap Agreements — Goldman Sachs International	(192)	192	—	—
Swap Agreements — UBS AG	(268)	268	—	—
ProFund VP Short Small-Cap
Swap Agreements — Goldman Sachs International	(9,036)	9,036	—	—
Swap Agreements — UBS AG	(1,401)	1,401	—	—
ProFund VP Short Dow 30
Swap Agreements — Goldman Sachs International	(8)	8	—	—
Swap Agreements — UBS AG	(41)	41	—	—
ProFund VP Short NASDAQ-100
Swap Agreements — Goldman Sachs International	(4,177)	4,177	—	—
Swap Agreements — UBS AG	(20,673)	20,673	—	—
ProFund VP Short International
Swap Agreements — Goldman Sachs International	942	—	—	942
Swap Agreements — UBS AG	3,959	—	—	3,959
ProFund VP Short Emerging Markets
Swap Agreements — Goldman Sachs International	(4,752)	4,752	—	—
Swap Agreements — UBS AG	(12,389)	12,389	—	—
ProFund VP UltraShort Dow 30
Swap Agreements — Goldman Sachs International	(68)	68	—	—
Swap Agreements — UBS AG	(13)	13	—	—
ProFund VP UltraShort NASDAQ-100
Swap Agreements — Goldman Sachs International	(396)	396	—	—
Swap Agreements — UBS AG	(2,469)	2,469	—	—
ProFund VP Banks
Swap Agreements — Goldman Sachs International	(248)	—	—	(248)
ProFund VP Biotechnology
Swap Agreements — Goldman Sachs International	(3,240)	—	—	(3,240)
ProFund VP Pharmaceuticals
Swap Agreements — Goldman Sachs International	(1,836)	—	—	(1,836)
ProFund VP Precious Metals
Swap Agreements — Goldman Sachs International	(346,223)	346,223	—	—
Swap Agreements — UBS AG	(614,869)	614,869	—	—
ProFund VP Semiconductor
Swap Agreements — Goldman Sachs International	(72)	—	—	(72)
ProFund VP Telecommunications
Swap Agreements — Goldman Sachs International	(438)	—	—	(438)

300 :: Notes to Financial Statements :: June 30, 2015 (unaudited)

	Gross Amounts Not Offset in the Statement of Assets and Liabilities*
	Gross Asset (Liability) as presented in the Statement of Assets and Liabilities	Financial Instruments (Received) Pledged**	Cash Collateral (Received) Pledged	Net Amount
ProFund VP U.S. Government Plus
Swap Agreements — Citibank North America	$83,505	$—	$—	$83,505
Swap Agreements — Societe’ Generale	23,825	—	—	23,825
ProFund VP Rising Rates Opportunity
Swap Agreements — Citibank North America	(91,537)	91,537	—	—
Swap Agreements — Societe’ Generale	(10,199)	—	—	(10,199)
ProFund VP Falling U.S. Dollar
Forward Currency Contracts — Goldman Sachs International
Appreciation	5,197
(Depreciation)	(4,757)
Net Appreciation	440	—	—	440
Forward Currency Contracts — UBS AG
Appreciation	5,414
(Depreciation)	(3,370)
Net Appreciation	2,044	—	—	2,044

*

The actual financial instruments and cash collateral (received) pledged may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the financial instrument disclosed on the Statement of Assets and Liabilities.

**	Financial instruments received are not disclosed on the Statement of Assets and Liabilities because the Fund does not have effective control of the collateral.

Investment Transactions and Related Income

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date except in the case of foreign securities, in which case dividends are recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

Allocations

Expenses directly attributable to a ProFund VP are charged to that ProFund VP, while expenses which are attributable to more than one fund in the Trust, or jointly with an affiliate, are allocated among the respective funds in the Trust and/or affiliate based upon relative net assets or another reasonable basis.

Distributions to Shareholders

Each of the ProFunds VP (except ProFund VP Real Estate, ProFund VP U.S. Government Plus and ProFund VP Money Market) intends to declare and distribute net investment income at least annually, if any. ProFund VP Real Estate declares and pays dividends from net investment income quarterly, if any. ProFund VP U.S. Government Plus and ProFund VP Money Market declare dividends from net investment income daily, if any, and pay dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, net operating loss, distribution reclassification, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g., wash sales) do not require a reclassification. The ProFunds VP may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distribution of capital.

Federal Income Taxes

Each of the ProFunds VP intends to continue to qualify each year as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The ProFunds VP intend to make timely distributions in order to avoid tax liability. Accordingly, no provision for federal income taxes is required in the financial statements. The ProFunds VP have a calendar tax year end.

Management of the ProFunds VP has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last four tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken and the

June 30, 2015 (unaudited) :: Notes to Financial Statements :: 301

ProFunds VP are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Other

Expense offsets to custody fees that arise from credits on cash balances maintained on deposit are reflected on the Statement of Operations, as applicable, as “Fees paid indirectly.”

3. Investment Valuation Summary

The valuation techniques employed by the ProFunds VP, described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These valuation techniques distinguish between market participant assumptions developed based on market data obtained from sources independent of the ProFunds VP and the ProFunds VPs’ own assumptions about market participant assumptions developed based on the best information available under the circumstances. The inputs used for valuing the ProFunds VPs’ investments are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical assets
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the ProFunds VPs’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. For example, repurchase agreements are generally valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The Trust determines transfers between fair value hierarchy levels at the reporting period end.

Security prices are generally valued at their market value using information provided by a third party pricing service or market quotations or other procedures approved by the Trust’s Board of Trustees. The securities in the portfolio of a non-money market ProFund VP, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System (“NASDAQ/NMS”), are valued at the official closing price, if available, or the last sale price, on the exchange or system where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the official closing price, if applicable, on any other exchange or system. In each of these situations, valuations are typically categorized as Level 1 in the fair value hierarchy. If there have been no sales for that day on any exchange or system, the security will be valued using fair value procedures in accordance with procedures approved by the Trust’s Board of Trustees as described below. Warrants are generally valued using procedures based upon an intrinsic value or time value method. The intrinsic value method is the difference between the exercise (strike) price and the underlying stock price. The time value method is considered the value of the continuing exposure to the movement in the underlying security that the warrant provides. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities regularly traded in the OTC markets, including securities listed on an exchange, but that are primarily traded OTC other than those traded on the NASDAQ/NMS, are generally valued on the basis of the mean between the bid and asked quotes furnished by dealers actively trading those instruments. Fixed-income securities are generally valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for those instruments. Short-term fixed-income securities maturing in sixty days or less may be valued at amortized cost, which approximates market value. For the ProFund VP Money Market, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a constant basis to the maturity of the security. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Derivatives are generally valued using independent pricing services and/or agreements with counterparties or other procedures approved by the Trust’s Board of Trustees. Futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of a ProFund VP is determined and are typically categorized as Level 1 in the fair value hierarchy. Swap agreements are generally valued using independent sources and/or agreements with counterparties. Forward currency contracts are valued at their quoted daily prices obtained from an independent pricing service. These valuations are typically categorized as Level 2 in the fair value hierarchy. If there was no sale on that day, fair valuation procedures as described below may be applied.

When the Advisor determines that the market price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a ProFund VP’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a ProFund VP could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a ProFund VP may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relative significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

302 :: Notes to Financial Statements :: June 30, 2015 (unaudited)

For the period ended June 30, 2015, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

A summary of the valuations as of June 30, 2015, based upon the three levels defined above, is included in the table below while the breakdown, by category, of equity securities is disclosed on the Schedule of Portfolio Investments for each ProFund VP:

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bull
Common Stocks	$62,768,225	$—	$—	$—	$62,768,225	$—
Repurchase Agreements	—	—	32,834,000	—	32,834,000	—
Futures Contracts	—	(233,820)	—	—	—	(233,820)
Swap Agreements	—	—	—	47,797	—	47,797
Total	$62,768,225	$(233,820)	$32,834,000	$47,797	$95,602,225	$(186,023)
ProFund VP Mid-Cap
Repurchase Agreements	$—	$—	$19,119,000	$—	$19,119,000	$—
Futures Contracts	—	(111,219)	—	—	—	(111,219)
Swap Agreement	—	—	—	19,628	—	19,628
Total	$—	$(111,219)	$19,119,000	$19,628	$19,119,000	$(91,591)
ProFund VP Small-Cap
Common Stocks	$4,142,915	$—	$—	$—	$4,142,915	$—
Contingent Rights*	—	—	983	—	983	—
Right**	—	—	—	—	—	—
Warrant***	—	—	—	—	—	—
Repurchase Agreements	—	—	15,817,000	—	15,817,000	—
Futures Contracts	—	(16,075)	—	—	—	(16,075)
Swap Agreements	—	—	—	81,840	—	81,840
Total	$4,142,915	$(16,075)	$15,817,983	$81,840	$19,960,898	$65,765
ProFund VP Dow 30
Repurchase Agreements	$—	$—	$6,012,000	$—	$6,012,000	$—
Swap Agreements	—	—	—	8,433	—	8,433
Total	$—	$—	$6,012,000	$8,433	$6,012,000	$8,433
ProFund VP NASDAQ-100
Common Stocks	$30,788,043	$—	$—	$—	$30,788,043	$—
Repurchase Agreements	—	—	28,228,000	—	28,228,000	—
Futures Contracts	—	(147,338)	—	—	—	(147,338)
Swap Agreements	—	—	—	68,351	—	68,351
Total	$30,788,043	$(147,338)	$28,228,000	$68,351	$59,016,043	$(78,987)
ProFund VP Large-Cap Value
Common Stocks	$18,953,689	$—	$—	$—	$18,953,689	$—
Total	$18,953,689	$—	$—	$—	$18,953,689	$—
ProFund VP Large-Cap Growth
Common Stocks	$29,053,233	$—	$—	$—	$29,053,233	$—
Total	$29,053,233	$—	$—	$—	$29,053,233	$—
ProFund VP Mid-Cap Value
Common Stocks	$19,406,411	$—	$—	$—	$19,406,411	$—
Total	$19,406,411	$—	$—	$—	$19,406,411	$—
ProFund VP Mid-Cap Growth
Common Stocks	$34,354,981	$—	$—	$—	$34,354,981	$—
Total	$34,354,981	$—	$—	$—	$34,354,981	$—
ProFund VP Small-Cap Value
Common Stocks	$28,438,730	$—	$—	$—	$28,438,730	$—
Repurchase Agreements	—	—	59,000	—	59,000	—
Total	$28,438,730	$—	$59,000	$—	$28,497,730	$—

June 30, 2015 (unaudited) :: Notes to Financial Statements :: 303

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Small-Cap Growth
Common Stocks	$36,510,203	$—	$—	$—	$36,510,203	$—
Total	$36,510,203	$—	$—	$—	$36,510,203	$—
ProFund VP Asia 30
Common Stocks	$33,726,227	$—	$—	$—	$33,726,227	$—
Total	$33,726,227	$—	$—	$—	$33,726,227	$—
ProFund VP Europe 30
Common Stocks	$32,785,219	$—	$—	$—	$32,785,219	$—
Total	$32,785,219	$—	$—	$—	$32,785,219	$—
ProFund VP International
Repurchase Agreements	$—	$—	$15,998,000	$—	$15,998,000	$—
Swap Agreements	—	—	—	(58,887)	—	(58,887)
Total	$—	$—	$15,998,000	$(58,887)	$15,998,000	$(58,887)
ProFund VP Emerging Markets
Common Stocks	$9,322,699	$—	$—	$—	$9,322,699	$—
Preferred Stocks	949,563	—	—	—	949,563	—
Repurchase Agreements	—	—	570,000	—	570,000	—
Swap Agreements	—	—	—	6,442	—	6,442
Total	$10,272,262	$—	$570,000	$6,442	$10,842,262	$6,442
ProFund VP Japan
Repurchase Agreements	$—	$—	$28,498,000	$—	$28,498,000	$—
Futures Contracts	—	98,524	—	—	—	98,524
Total	$—	$98,524	$28,498,000	$—	$28,498,000	$98,524
ProFund VP UltraBull
Common Stocks	$37,360,026	$—	$—	$—	$37,360,026	$—
Repurchase Agreements	—	—	37,435,000	—	37,435,000	—
Futures Contracts	—	(28,750)	—	—	—	(28,750)
Swap Agreements	—	—	—	269,382	—	269,382
Total	$37,360,026	$(28,750)	$37,435,000	$269,382	$74,795,026	$240,632
ProFund VP UltraMid-Cap
Common Stocks	$19,326,235	$—	$—	$—	$19,326,235	$—
Repurchase Agreements	—	—	18,564,000	—	18,564,000	—
Futures Contracts	—	(22,814)	—	—	—	(22,814)
Swap Agreements	—	—	—	90,767	—	90,767
Total	$19,326,235	$(22,814)	$18,564,000	$90,767	$37,890,235	$67,953
ProFund VP UltraSmall-Cap
Common Stocks	$17,443,935	$—	$—	$—	$17,443,935	$—
Contingent Right*	—	—	2,016	—	2,016	—
Right**	—	—	—	—	—	—
Warrant***	—	—	—	—	—	—
Repurchase Agreements	—	—	18,549,000	—	18,549,000	—
Futures Contracts	—	(17,147)	—	—	—	(17,147)
Swap Agreements	—	—	—	281,671	—	281,671
Total	$17,443,935	$(17,147)	$18,551,016	$281,671	$35,994,951	$264,524
ProFund VP UltraNASDAQ-100
Common Stocks	$48,234,601	$—	$—	$—	$48,234,601	$—
Repurchase Agreements	—	—	70,776,000	—	70,776,000	—
Futures Contracts	—	(142,547)	—	—	—	(142,547)
Swap Agreements	—	—	—	670,117	—	670,117
Total	$48,234,601	$(142,547)	$70,776,000	$670,117	$119,010,601	$527,570

304 :: Notes to Financial Statements :: June 30, 2015 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Bear
Repurchase Agreements	$—	$—	$8,812,000	$—	$8,812,000	$—
Futures Contracts	—	18,788	—	—	—	18,788
Swap Agreements	—	—	—	(20,749)	—	(20,749)
Total	$—	$18,788	$8,812,000	$(20,749)	$8,812,000	$(1,961)
ProFund VP Short Mid-Cap
Repurchase Agreements	$—	$—	$286,000	$—	$286,000	$—
Swap Agreements	—	—	—	(460)	—	(460)
Total	$—	$—	$286,000	$(460)	$286,000	$(460)
ProFund VP Short Small-Cap
Repurchase Agreements	$—	$—	$2,021,000	$—	$2,021,000	$—
Futures Contracts	—	2,137	—	—	—	2,137
Swap Agreements	—	—	—	(10,437)	—	(10,437)
Total	$—	$2,137	$2,021,000	$(10,437)	$2,021,000	$(8,300)
ProFund VP Short Dow 30
Repurchase Agreements	$—	$—	$34,000	$—	$34,000	$—
Swap Agreements	—	—	—	(49)	—	(49)
Total	$—	$—	$34,000	$(49)	$34,000	$(49)
ProFund VP Short NASDAQ-100
Repurchase Agreements	$—	$—	$6,787,000	$—	$6,787,000	$—
Futures Contracts	—	5,971	—	—	—	5,971
Swap Agreements	—	—	—	(24,850)	—	(24,850)
Total	$—	$5,971	$6,787,000	$(24,850)	$6,787,000	$(18,879)
ProFund VP Short International
Repurchase Agreements	$—	$—	$1,358,000	$—	$1,358,000	$—
Swap Agreements	—	—	—	4,901	—	4,901
Total	$—	$—	$1,358,000	$4,901	$1,358,000	$4,901
ProFund VP Short Emerging Markets
Repurchase Agreements	$—	$—	$1,575,000	$—	$1,575,000	$—
Swap Agreements	—	—	—	(17,141)	—	(17,141)
Total	$—	$—	$1,575,000	$(17,141)	$1,575,000	$(17,141)
ProFund VP UltraShort Dow 30
Repurchase Agreements	$—	$—	$30,000	$—	$30,000	$—
Swap Agreements	—	—	—	(81)	—	(81)
Total	$—	$—	$30,000	$(81)	$30,000	$(81)
ProFund VP UltraShort NASDAQ-100
Repurchase Agreements	$—	$—	$402,000	$—	$402,000	$—
Futures Contracts	—	2,763	—	—	—	2,763
Swap Agreements	—	—	—	(2,865)	—	(2,865)
Total	$—	$2,763	$402,000	$(2,865)	$402,000	$(102)
ProFund VP Banks
Common Stocks	$5,781,031	$—	$—	$—	$5,781,031	$—
Repurchase Agreements	—	—	16,000	—	16,000	—
Swap Agreements	—	—	—	(248)	—	(248)
Total	$5,781,031	$—	$16,000	$(248)	$5,797,031	$(248)
ProFund VP Basic Materials
Common Stocks	$17,437,351	$—	$—	$—	$17,437,351	$—
Total	$17,437,351	$—	$—	$—	$17,437,351	$—

June 30, 2015 (unaudited) :: Notes to Financial Statements :: 305

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Biotechnology
Common Stocks	$68,278,538	$—	$—	$—	$68,278,538	$—
Repurchase Agreements	—	—	138,000	—	138,000	—
Swap Agreements	—	—	—	(3,240)	—	(3,240)
Total	$68,278,538	$—	$138,000	$(3,240)	$68,416,538	$(3,240)
ProFund VP Consumer Goods
Common Stocks	$16,194,891	$—	$—	$—	$16,194,891	$—
Total	$16,194,891	$—	$—	$—	$16,194,891	$—
ProFund VP Consumer Services
Common Stocks	$34,144,934	$—	$—	$—	$34,144,934	$—
Total	$34,144,934	$—	$—	$—	$34,144,934	$—
ProFund VP Financials
Common Stocks	$36,158,563	$—	$—	$—	$36,158,563	$—
Repurchase Agreements	—	—	46,000	—	46,000	—
Total	$36,158,563	$—	$46,000	$—	$36,204,563	$—
ProFund VP Health Care
Common Stocks	$100,101,310	$—	$—	$—	$100,101,310	$—
Total	$100,101,310	$—	$—	$—	$100,101,310	$—
ProFund VP Industrials
Common Stocks	$13,308,265	$—	$—	$—	$13,308,265	$—
Repurchase Agreements	—	—	7,000	—	7,000	—
Total	$13,308,265	$—	$7,000	$—	$13,315,265	$—
ProFund VP Internet
Common Stocks	$12,129,061	$—	$—	$—	$12,129,061	$—
Repurchase Agreements	—	—	22,000	—	22,000	—
Total	$12,129,061	$—	$22,000	$—	$12,151,061	$—
ProFund VP Oil & Gas
Common Stocks	$54,464,132	$—	$—	$—	$54,464,132	$—
Total	$54,464,132	$—	$—	$—	$54,464,132	$—
ProFund VP Pharmaceuticals
Common Stocks	$25,593,131	$—	$—	$—	$25,593,131	$—
Swap Agreements	—	—	—	(1,836)	—	(1,836)
Total	$25,593,131	$—	$—	$(1,836)	$25,593,131	$(1,836)
ProFund VP Precious Metals
Repurchase Agreements	$—	$—	$23,770,000	$—	$23,770,000	$—
Swap Agreements	—	—	—	(961,092)	—	(961,092)
Total	$—	$—	$23,770,000	$(961,092)	$23,770,000	$(961,092)
ProFund VP Real Estate
Common Stocks	$15,920,167	$—	$—	$—	$15,920,167	$—
Repurchase Agreements	—	—	1,000	—	1,000	—
Total	$15,920,167	$—	$1,000	$—	$15,921,167	$—
ProFund VP Semiconductor
Common Stocks	$3,709,665	$—	$—	$—	$3,709,665	$—
Repurchase Agreements	—	—	24,000	—	24,000	—
Swap Agreements	—	—	—	(72)	—	(72)
Total	$3,709,665	$—	$24,000	$(72)	$3,733,665	$(72)
ProFund VP Technology
Common Stocks	$22,665,084	$—	$—	$—	$22,665,084	$—
Total	$22,665,084	$—	$—	$—	$22,665,084	$—

306 :: Notes to Financial Statements :: June 30, 2015 (unaudited)

	LEVEL 1 - Quoted Prices		LEVEL 2 - Other Significant Observable Inputs		Total
	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^	Investment Securities	Other Financial Instruments^
ProFund VP Telecommunications
Common Stocks	$5,093,117	$—	$—	$—	$5,093,117	$—
Repurchase Agreements	—	—	3,000	—	3,000	—
Swap Agreements	—	—	—	(438)	—	(438)
Total	$5,093,117	$—	$3,000	$(438)	$5,096,117	$(438)
ProFund VP Utilities
Common Stocks	$34,513,270	$—	$—	$—	$34,513,270	$—
Total	$34,513,270	$—	$—	$—	$34,513,270	$—
ProFund VP U.S. Government Plus
U.S. Treasury Obligation	$—	$—	$11,454,755	$—	$11,454,755	$—
Repurchase Agreements	—	—	11,236,000	—	11,236,000	—
Swap Agreements	—	—	—	107,330	—	107,330
Total	$—	$—	$22,690,755	$107,330	$22,690,755	$107,330
ProFund VP Rising Rates Opportunity
Repurchase Agreements	$—	$—	$19,255,000	$—	$19,255,000	$—
Swap Agreements	—	—	—	(101,736)	—	(101,736)
Total	$—	$—	$19,255,000	$(101,736)	$19,255,000	$(101,736)
ProFund VP Falling U.S. Dollar
Repurchase Agreements	$—	$—	$1,077,000	$—	$1,077,000	$—
Forward Currency Contracts	—	—	—	2,484	—	2,484
Total	$—	$—	$1,077,000	$2,484	$1,077,000	$2,484
ProFund VP Money Market
U.S. Government Agency Security	$—	$—	$14,994,050	$—	$14,994,050	$—
U.S. Treasury Obligation	—	—	10,675,541	—	10,675,541	—
Repurchase Agreements	—	—	72,578,000	—	72,578,000	—
Total	$—	$—	$98,247,591	$—	$98,247,591	$—

^

Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments as Investment Securities, such as futures contracts, forward contracts and swap agreements. These investments are generally recorded in the financial statements at the unrealized gain or loss on the investment.

*	Chelsea Therapeutics International, Ltd. and Trius Therapeutics, Inc. Contingent Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.
**	Rights were valued at $0 and categorized as Level 2 within the fair value hierarchy.
***	Warrants were valued at $0 and categorized as Level 2 within the fair value hierarchy.

4. Fees and Transactions with Affiliates and Related Parties

The ProFunds VP have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the ProFunds VP (excluding ProFund VP U.S. Government Plus) each pay the Advisor a fee at an annualized rate of 0.75% of the average daily net assets of each respective ProFund VP. The ProFund VP U.S. Government Plus pays the Advisor a fee at an annualized rate of 0.50% of its average daily net assets.

In addition, subject to the condition that the aggregate daily net assets of the Trust and Access One Trust be equal to or greater than $10 billion, the Advisor has agreed to the following fee reductions with respect to each individual ProFund VP: 0.025% of the ProFund VP’s daily net assets in excess of $500 million to $1 billion, 0.05% of the ProFund VP’s daily net assets in excess of $1 billion to $2 billion, and 0.075% of the ProFund VP’s net assets in excess of $2 billion. During the period ended June 30, 2015, no Fund’s annual investment advisory fee was subject to such reductions.

Citi Fund Services Ohio, Inc. (“Citi”), a wholly owned subsidiary of Citi Fund Services, Inc., acts as the Trust’s administrator (the “Administrator”). For its services as Administrator, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at a tier rate ranging from 0.005% to 0.05% and a base fee for certain filings. Effective April 1, 2015, the annual fee based on the Trust’s and Access One Trust’s aggregate average net assets was amended to a tier rate ranging from 0.00375% to 0.05% and a base fee for certain filings. Administration fees for the entire period include additional fees paid to Citi by the Trust for additional services provided, including support of the Trust’s compliance program.

Citi also acts as fund accounting agent for the Trust. For these services, the Trust pays Citi an annual fee based on the Trust’s and Access One Trust’s aggregate average net assets at an a tier rate

June 30, 2015 (unaudited) :: Notes to Financial Statements :: 307 ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses. Effective April 1, 2015, the annual fee based on the Trust’s and Access One Trust’s aggregate average net assets was amended to a tier rate ranging from 0.00375% to 0.03% and a base fee and reimbursement of certain expenses.

Until March 31, 2015 Citi acted as transfer agent for the Trust for which it received a base fee, service charges, fees based on the number of VP funds, and reimbursement of certain expenses. Effective April 1, 2015, Sungard Investor Services LLC acts as the Trust’s transfer agent. For these services, the Trust pays Sungard Investor Services LLC a base fee, service charges, fees based on the number of VP funds, and reimbursement of certain expenses.

ProFunds Distributors, Inc. (the “Distributor”), a wholly owned subsidiary of the Advisor, serves as the Trust’s distributor. Under a Distribution and Shareholder Services Plan adopted by the Trust’s Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each ProFund VP may pay financial intermediaries such as broker-dealers, insurance companies and the Distributor up to 0.25%, on an annualized basis, of the average daily net assets as compensation for distribution-related activities and/or shareholder services.

Distribution Fees were suspended throughout the period ended June 30, 2015 for ProFund VP Money Market. If ProFund VP Money Market had paid an amount equal to 0.25% of its average daily net assets, the Distribution Fees would have been $231,308 for the period ended June 30, 2015.

The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the ProFunds VP. For these services, each ProFund VP pays the Advisor a fee at the annual rate of 0.10% of its average daily net assets.

The Trust, on behalf of the ProFunds VP, has entered into an administrative services agreement with certain insurance companies, pursuant to which the insurance companies will provide administrative services with respect to the ProFunds VP. For these services, the ProFunds VP may pay the insurance companies administrative services fees at an annual rate of up to 0.35% of their average daily net assets as reflected on the Statement of Operations as “Administrative services fees.” Throughout the period ended June 30, 2015, the administrative services fees of ProFund VP Money Market were suspended to maintain a more competitive net yield. If ProFund VP Money Market had paid an amount equal to the full amount per the administrative services agreements, the administrative services fees would have been $83,983 for the period ended June 30, 2015.

Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Except as noted below with respect to the Trust’s Chief Compliance Officer, such Officers and Trustee receive no compensation from the ProFunds VP for serving in their respective roles. The Trust, together with affiliated Trusts, pay each Independent Trustee compensation for his services as Trustee at the annual rate of $155,000. Independent Trustees also receive $7,500 for attending each regular quarterly in-person meeting, $3,000 for attending each special in-person meeting and $3,000 for attending each telephonic meeting. During the period ended June 30, 2015, actual Trustee compensation was $295,500 in aggregate from the Trust and affiliated trusts. There are certain employees of the Advisor, such as the Trust’s Chief Compliance Officer and staff who administer the Trust’s compliance program, in which the ProFunds VP reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statement of Operations as “Compliance services fees.”

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the ProFunds VP in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under GAAP) to an annualized rate of 1.35% of the average daily net assets of ProFund VP Money Market, 1.38% of the average daily net assets of ProFund VP U.S. Government Plus and 1.68% of the average daily net assets of each other ProFund VP. These expense limitations remain in effect until at least April 30, 2016.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the expense limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the ProFund VP to exceed the expense limit for the applicable period. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2015, the recoupments that may potentially be made by the ProFunds VP are as follows:

	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Total
ProFund VP Bull	$114,844	$21,744	$—	$8,189	$144,777
ProFund VP Small-Cap	33,887	23,136	10,296	1,630	68,949
ProFund VP NASDAQ-100	68,822	30,372	19,368	4,487	123,049
ProFund VP Large-Cap Value	58,796	32,821	22,534	—	114,151
ProFund VP Large-Cap Growth	41,453	32,434	9,311	—	83,198
ProFund VP Mid-Cap Value	50,438	34,087	30,334	—	114,859
ProFund VP Mid-Cap Growth	54,177	27,673	25,201	—	107,051
ProFund VP Small-Cap Value	87,110	79,793	37,287	1,841	206,031
ProFund VP Small-Cap Growth	59,538	66,017	17,064	384	143,003
ProFund VP Asia 30	57,760	26,140	7,353	9,524	100,777
ProFund VP Europe 30	26,580	15,261	—	7,851	49,692

308 :: Notes to Financial Statements :: June 30, 2015 (unaudited)

	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Total
ProFund VP International	$9,857	$2,009	$—	$256	$12,122
ProFund VP Emerging Markets	22,860	15,960	18,729	2,458	60,007
ProFund VP Japan	7,652	28,685	1,535	846	38,718
ProFund VP UltraBull	7,338	48,815	—	274	56,427
ProFund VP UltraMid-Cap	31,979	15,026	13,226	972	61,203
ProFund VP UltraSmall-Cap	49,857	36,981	5,494	3,077	95,409
ProFund VP UltraNASDAQ-100	49,561	3,188	—	1,642	54,391
ProFund VP Bear	14,037	8,526	7,741	—	30,304
ProFund VP Short Mid-Cap	4,509	5,022	6,560	—	16,091
ProFund VP Short Small-Cap	15,446	2,864	8,432	57	26,799
ProFund VP Short Dow 30	1,922	5,187	6,283	144	13,536
ProFund VP Short NASDAQ-100	19,505	2,276	9,587	163	31,531
ProFund VP Short International	5,447	4,320	4,996	91	14,854
ProFund VP Short Emerging Markets	5,981	5,977	5,462	—	17,420
ProFund VP UltraShort Dow 30	3,555	4,132	7,240	—	14,927
ProFund VP UltraShort NASDAQ-100	7,571	867	5,493	—	13,931
ProFund VP Banks	17,855	7,855	8,172	—	33,882
ProFund VP Basic Materials	52,179	2,946	9,315	2,109	66,549
ProFund VP Consumer Goods	25,678	13,429	8,669	—	47,776
ProFund VP Consumer Services	40,148	35,642	—	2,301	78,091
ProFund VP Financials	60,090	32,591	13,804	1,997	108,482
ProFund VP Health Care	36,081	18,174	—	—	54,255
ProFund VP Industrials	28,366	26,189	1,769	—	56,324
ProFund VP Internet	16,440	1,724	3,300	—	21,464
ProFund VP Oil & Gas	101,749	39,709	50,670	4,756	196,884
ProFund VP Pharmaceuticals	22,819	12,436	—	2,400	37,655
ProFund VP Precious Metals	92,873	7,037	24,566	2,416	126,892
ProFund VP Real Estate	34,083	12,349	7,562	—	53,994
ProFund VP Semiconductor	4,319	6,314	2,482	39	13,154
ProFund VP Technology	9,237	3,031	—	—	12,268
ProFund VP Telecommunications	31,173	7,019	8,736	460	47,388
ProFund VP Utilities	55,874	27,932	30,103	3,625	117,534
ProFund VP U.S. Government Plus	95,276	5,034	22,544	2,915	125,769
ProFund VP Rising Rates Opportunity	19,329	20,731	—	134	40,194
ProFund VP Falling U.S. Dollar	6,909	10,081	2,466	219	19,675

The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of ProFund VP Money Market through April 30, 2016 to the extent necessary to maintain a certain minimum net yield as determined by the Advisor.

The Advisor may recoup the advisory and management services fees contractually waived or limited and other expenses reimbursed by it within three years from the minimum yield limit period in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause the ProFund VP Money Market’s net yield to fall below the highest previously determined minimum yield and such recoupment would not be subject to the contractual operating expense limit in effect at the time of such recoupment. Any amounts recouped by the Advisor during the period are reflected on the Statement of Operations as “Recoupment of prior expenses reduced by the Advisor.” As of June 30, 2015, the recoupments that may potentially be made by ProFund VP Money Market are as follows:

	Expires 4/30/16	Expires 4/30/17	Expires 4/30/18	Expires 4/30/19	Total
ProFund VP Money Market	$2,496,022	$2,172,517	$2,189,720	$334,933	$7,193,192

The ProFunds VP are permitted to purchase and sell securities (“cross trade”) from and to other funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross trade of securities by the respective ProFund VP from or to another fund that is or could be considered an affiliate of the ProFund VP under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross trade is effected at the current market price to save costs where allowed. Pursuant to these procedures, for the period ended June 30, 2015, the ProFunds VP engaged in the following cross trades, which resulted in the following net realized gains (losses):

			Net Realized
	Purchases	Sales	Gains (Losses)
ProFund VP Bull	$—	$22,261,131	$(225,106)
ProFund VP Large-Cap Value	783,819	4,522,433	704,300
ProFund VP Large-Cap Growth	609,035	917,555	100,542
ProFund VP Mid-Cap Value	708,770	4,655,054	(23,590)

June 30, 2015 (unaudited) :: Notes to Financial Statements :: 309

			Net Realized
	Purchases	Sales	Gains (Losses)
ProFund VP Mid-Cap Growth	$6,558,930	$4,368,336	$(35,874)
ProFund VP Small-Cap Value	484,169	4,165,330	(263,639)
ProFund VP Small-Cap Growth	11,607,134	3,571,282	(97,828)
ProFund VP UltraBull	8,874,097	—	—

5. Securities Transactions

The cost of security purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2015 were as follows:

	Purchases	Sales
ProFund VP Bull	$1,990,687	$34,760,742
ProFund VP Small-Cap	644,130	763,754
ProFund VP NASDAQ-100	935,483	897,584
ProFund VP Large-Cap Value	5,803,334	20,194,076
ProFund VP Large-Cap Growth	17,910,509	37,497,508
ProFund VP Mid-Cap Value	15,542,302	15,461,590
ProFund VP Mid-Cap Growth	36,050,631	28,248,037
ProFund VP Small-Cap Value	24,993,806	21,744,362
ProFund VP Small-Cap Growth	36,160,206	29,497,506
ProFund VP Asia 30	21,187,754	18,082,883
ProFund VP Europe 30	21,141,733	14,264,578
ProFund VP Emerging Markets	14,603,573	15,577,153
ProFund VP UltraBull	222,273,793	225,677,908
ProFund VP UltraMid-Cap	45,402,787	43,970,525
ProFund VP UltraSmall-Cap	2,712,124	3,215,753
ProFund VP UltraNASDAQ-100	1,465,590	1,406,215
ProFund VP Banks	11,755,373	12,062,263
ProFund VP Basic Materials	3,696,982	4,861,101
ProFund VP Biotechnology	70,685,646	68,664,624
ProFund VP Consumer Goods	11,108,089	24,280,301
ProFund VP Consumer Services	15,073,446	17,253,829
ProFund VP Financials	11,537,658	17,704,828
ProFund VP Health Care	31,669,640	24,443,038
ProFund VP Industrials	8,687,415	13,555,387
ProFund VP Internet	9,336,804	6,033,310
ProFund VP Oil & Gas	9,537,064	6,620,960
ProFund VP Pharmaceuticals	45,042,895	44,942,277
ProFund VP Real Estate	15,928,388	26,447,060
ProFund VP Semiconductor	13,541,150	16,716,168
ProFund VP Technology	14,409,761	14,667,138
ProFund VP Telecommunications	19,997,239	19,937,675
ProFund VP Utilities	16,217,628	28,475,411

The cost of U.S. government security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended June 30, 2015 were as follows:

	Purchases	Sales
ProFund VP U.S. Government Plus	$64,302,600	$68,565,582

6. Investment Risks

Some risks apply to all ProFunds VP, while others are specific to the investment strategy of certain ProFunds VP. Each ProFund VP may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the ProFunds VP.

Risks Associated with the Use of Derivatives

Certain ProFunds VP obtain investment exposure through derivatives. Investing in derivatives may be considered aggressive and may expose a ProFund VP to risks different from, or possibly greater than, the risks associated with investing directly in the reference asset(s) underlying a derivative (e.g., the securities contained in a ProFund VP’s benchmark), including: 1) the risk that there may be imperfect correlation between the price of the financial instruments and movements in the prices of the reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each ProFund VP expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a ProFund VP will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a ProFund VP’s position in a particular instrument when desired. When a ProFund VP uses derivatives, there may be imperfect

310 :: Notes to Financial Statements :: June 30, 2015 (unaudited)

correlation between the value of the reference asset(s) underlying the derivative (e.g., the securities in an index) and the derivative, which may prevent the ProFund VP from achieving its investment objective. Because derivatives often require only a limited initial investment, the use of derivatives may also expose a ProFund VP to losses in excess of those amounts initially invested.

In addition, a ProFund VP may use a combination of swaps on an underlying benchmark and swaps on an ETF that is designed to track the performance of that benchmark. The performance of an ETF may not track the performance of its underlying benchmark due to embedded costs and other factors. Thus, to the extent a ProFund VP invests in swaps that use an ETF as the reference asset, the ProFund VP may be subject to greater correlation risk and may not achieve as high a degree of correlation with its benchmark as it would if the ProFund VP only used swaps on the underlying benchmark.

Moreover, with respect to the use of swap agreements, if a reference asset has a dramatic intraday move that causes a material decline in a ProFund VP’s net assets, the terms of a swap agreement between the ProFund VP and its counterparty may permit the counterparty to immediately close out the transaction with the ProFund VP. In that event, the ProFund VP may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the ProFund VP’s investment objective. This, in turn, may prevent the ProFund VP from achieving its investment objective, even if the reference asset reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the ProFund VP’s return.

Compounding Risk

Most of the ProFunds VP are “geared” funds (“Geared Funds”) in the sense that each has an investment objective to match a multiple, the inverse, or inverse multiple of the performance of a benchmark on a single day. These ProFunds VP are subject to all of the correlation risks described below. In addition, because the ProFunds VP have a single day investment objective, for periods greater than one day, the effect of compounding may cause the performance of a ProFund VP to vary from the benchmark performance (or the inverse of the benchmark performance) times that stated multiple in the ProFund VP objective, as applicable, before accounting for fees and ProFund VP expenses. As explained in greater detail in their Prospectuses, as a result of compounding, Geared Funds are unlikely to provide a simple multiple (e.g. -1x, 2x, or -2x) of a benchmark’s return over periods longer than a single day.

Leverage Risk

Certain ProFunds VP utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the ProFunds VP that utilize leverage include either multipliers of 2x or 1.25x (or sometimes the inverse thereof), a single day adverse price movement of more than 50% or 80%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

Active Investor Risk

Each ProFund VP permits short-term trading of its securities. The Advisor expects a significant portion of assets invested in the ProFund VP to come from professional money managers and investors who use the ProFund VP as part of active trading or tactical asset allocation strategies. These strategies often call for frequent trading to take advantage of anticipated changes in market conditions, which could increase portfolio turnover and may result in additional costs for the ProFund VP. In addition, large movements of assets into and out of the ProFund VP may have a negative impact on the ProFund VP’s ability to achieve its investment objective or maintain a consistent level of operating expenses. In certain circumstances, the ProFund VP’s expense ratio may vary from current estimates or the historical ratio disclosed in the ProFund VP’s prospectus.

Concentration Risk

Concentration risk results from maintaining concentrated exposure to certain types of issuers, industries, market sectors, countries or geographical regions. A ProFund VP that concentrates its investments will be more susceptible to risks associated with that concentration. With respect to the Sector ProFunds VP, a ProFund VP may have significant exposure to an individual industry that constitutes a significant portion of that ProFund VP’s benchmark. Such a ProFund VP will be more susceptible to the risks associated with that specific industry, which may be different from the risks generally associated with other benchmarks. Each ProFund VP will concentrate its investments in a particular industry or group of industries to approximately the same extent as its benchmark, up to the extent permitted by applicable regulatory guidance. Additionally, certain ProFunds VP that focus their investments in particular countries or geographic regions may be particularly susceptible to economic, political or regulatory events affecting those countries or regions. These ProFunds VP may be more volatile than a more geographically diversified ProFund VP. The Schedule of Portfolio Investments includes information on each ProFund VP’s holdings, including industry and/or geographical composition, as relevant.

Correlation Risk

There is no guarantee that a ProFund VP will achieve a high degree of correlation with its benchmark. Failure to achieve a high degree of correlation may prevent a ProFund VP from achieving its investment objective, and the percentage change of the ProFund VP’s net asset value (“NAV”) each day may differ, perhaps significantly, from the percentage change of the ProFund VP’s benchmark on such day. This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the benchmark. A number of factors may adversely affect a ProFund VP’s correlation with its benchmark, including material over- or underexposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a ProFund VP invests. A ProFund VP may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to stocks or industries may be different from that of the benchmark. In addition, a ProFund VP may invest in securities not included in the benchmark or in financial instruments. Each ProFund VP may take or refrain from taking positions in order to

June 30, 2015 (unaudited) :: Notes to Financial Statements :: 311 improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the ProFund VP’s correlation with its benchmark. A ProFund VP may also be subject to large movements of assets into and out of the ProFund VP, potentially resulting in the ProFund VP being over- or underexposed to its benchmark, and may be impacted by index reconstitutions and other index rebalancing events. Additionally, a ProFund VP’s underlying investments may trade on markets that may or may not be open on the same day as the ProFund VP. Furthermore a ProFund VP’s currency holdings may be valued at a different time than the level of its benchmark. Any of these factors could decrease correlation between the performance of a ProFund VP and may hinder a ProFund VP’s ability to meet its investment objective.

Counterparty Risk

The ProFunds VP will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount they expect to receive from counterparties to financial instruments or repurchase agreements entered into by the ProFunds VP. Each ProFund VP generally structures the agreement such that either party can terminate the contract without penalty prior to the termination date. A ProFund VP may be negatively impacted if a counterparty becomes bankrupt or fails to perform its obligations under such agreement. A ProFund VP may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding and a ProFund VP may obtain only limited recovery or may obtain no recovery in such circumstances.

The ProFunds VP typically enter into transactions with counterparties whose credit rating at the time of the transaction is investment grade, as determined by a nationally recognized statistical rating organization, or, if unrated, judged by the Advisor to be of comparable quality. These are usually major, global financial institutions. Although the counterparty to an exchange-traded futures contract is often backed by a futures commission merchant (“FCM”) or clearing organization that is further backed by a group of financial institutions, there may be instances in which the FCM or the clearing organization could fail to perform its obligations, causing significant losses to the ProFund VP. Under current CFTC regulations, a FCM maintains customers’ assets in a bulk segregated account. If a FCM fails to do so, or is unable to satisfy a substantial deficit in a customer account, its other customers may be subject to risk of loss of their funds in the event of that FCM’s bankruptcy. In that event, in the case of futures and options on futures, the FCM’s customers are entitled to recover, even in respect of property specifically traceable to them, only a proportional share of all property available for distribution to all of that FCM’s customers.

Debt Instruments Risk

The ProFunds VP may invest in, or seek exposure to, debt instruments. Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors. Typically, the price of outstanding debt instruments falls when interest rates rise. Without taking into account other factors, the prices of debt instruments with longer maturities may fluctuate more in response to interest rate changes than those debt instruments with shorter maturities. In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument. Many types of debt instruments are subject to prepayment risk, which is the risk that the issuer of the security will repay principal (in part or in whole) prior to the maturity date. Debt instruments allowing prepayment may offer less potential for gains during a period of declining interest rates, as a ProFund VP may have to reinvest the proceeds received at lower interest rates. These factors may cause the value of an investment in the ProFund VP to change. Also, the securities of certain U.S. government agencies, authorities or instrumentalities in which a ProFund VP may invest are neither issued by nor guaranteed as to principal and interest by the U.S. government, and may be exposed to more credit risk than those issued by and guaranteed as to principal and interest by the U.S. government. All U.S. government securities are subject to credit risk. It is possible that the U.S. may not be able to meet its financial obligations or that securities issued by the U.S. government may experience credit downgrades. Such a credit event may also adversely impact the financial markets. Certain ProFunds VP are inversely correlated to bond prices and will typically respond differently to the above factors than would a ProFund VP positively correlated to bond prices.

Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities or financial instruments in which a ProFund VP invests, the ProFunds VP might not be able to acquire or dispose of certain holdings quickly or at prices that represent fair market value in the judgment of the Advisor. Markets for the securities or financial instruments in which a ProFund VP invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a ProFund VP from limiting losses, realizing gains, or achieving a high correlation (or inverse correlation) with its underlying benchmark.

7. Federal Income Tax Information

The tax character of dividends paid to shareholders during the tax year ended December 31, 2014, were as follows:

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Bull	$1,803,253	$1,174,548	$—	$2,977,801
ProFund VP Mid-Cap	4,604,212	553,806	—	5,158,018
ProFund VP Small-Cap	1,824,938	459,670	—	2,284,608
ProFund VP Dow 30	158,405	5,313	—	163,718
ProFund VP NASDAQ-100	—	2,060,179	—	2,060,179
ProFund VP Large-Cap Value	184,025	—	—	184,025

312 :: Notes to Financial Statements :: June 30, 2015 (unaudited)

	Distributions Paid from Ordinary Income	Distributions Paid from Net Long-Term Capital Gains	Tax Return of Capital	Total Distributions Paid
ProFund VP Large-Cap Growth	$35,982	$—	$—	$35,982
ProFund VP Mid-Cap Value	32,312	—	—	32,312
ProFund VP Mid-Cap Growth	—	2,182,548	—	2,182,548
ProFund VP Small-Cap Value	—	1,172,153	—	1,172,153
ProFund VP Small-Cap Growth	1,751,137	2,190,223	—	3,941,360
ProFund VP Asia 30	27,095	—	—	27,095
ProFund VP Europe 30	554,073	—	—	554,073
ProFund VP International	1,189,021	—	—	1,189,021
ProFund VP Emerging Markets	43,074	—	—	43,074
ProFund VP Japan	2,253,368	3,914,669	—	6,168,037
ProFund VP UltraBull	9,951,571	644,438	—	10,596,009
ProFund VP UltraSmall-Cap	3,715,630	1,246,307	—	4,961,937
ProFund VP Banks	8,043	—	—	8,043
ProFund VP Basic Materials	179,445	—	—	179,445
ProFund VP Biotechnology	3,640,453	297,218	—	3,937,671
ProFund VP Consumer Goods	143,858	—	—	143,858
ProFund VP Consumer Services	26,756	—	—	26,756
ProFund VP Financials	77,054	—	—	77,054
ProFund VP Health Care	48,831	—	—	48,831
ProFund VP Industrials	43,202	—	—	43,202
ProFund VP Internet	416,398	109,028	—	525,426
ProFund VP Oil & Gas	253,665	4,103,249	—	4,356,914
ProFund VP Pharmaceuticals	929,813	238,351	—	1,168,164
ProFund VP Real Estate	393,320	—	—	393,320
ProFund VP Semiconductor	7,582	—	—	7,582
ProFund VP Telecommunications	362,995	—	—	362,995
ProFund VP Utilities	783,791	—	—	783,791
ProFund VP U.S. Government Plus	61,853	—	75	61,928
ProFund VP Money Market	39,412	—	—	39,412

As of the tax year ended December 31, 2014, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
ProFund VP Bull	$1,184,142	$176,765	$—	$25,842,171	$27,203,078
ProFund VP Mid-Cap	775,816	111,972	(299,016)	(134,577)	454,195
ProFund VP Small-Cap	—	440,107	—	1,103,185	1,543,292
ProFund VP Dow 30	—	—	(1,064,294)	(27,696)	(1,091,990)
ProFund VP NASDAQ-100	5,519,930	1,540,991	—	17,604,139	24,665,060
ProFund VP Large-Cap Value	230,402	—	(3,662,513)	4,197,887	765,776
ProFund VP Large-Cap Growth	2,107	—	(728,024)	14,101,016	13,375,099
ProFund VP Mid-Cap Value	26,554	890,780	—	2,874,810	3,792,144
ProFund VP Mid-Cap Growth	44,642	4,789,097	—	6,715,387	11,549,126
ProFund VP Small-Cap Value	—	2,474,267	(2,975,614)	2,478,199	1,976,852
ProFund VP Small-Cap Growth	—	4,959,955	—	6,552,782	11,512,737
ProFund VP Asia 30	89,913	1,668,415	—	9,193,997	10,952,325
ProFund VP Europe 30	1,592,186	—	(3,595,255)	1,066,040	(937,029)
ProFund VP International	—	—	(1,744,018)	(93,546)	(1,837,564)
ProFund VP Emerging Markets	155,202	—	(6,374,430)	1,085,827	(5,133,401)
ProFund VP Japan	—	—	(1,830,505)	—	(1,830,505)
ProFund VP UltraBull	5,178,728	1,004,810	(1,182,582)	2,980,308	7,981,264
ProFund VP UltraMid-Cap	1,658,949	1,906,880	—	4,234,139	7,799,968
ProFund VP UltraSmall-Cap	—	843,173	(2,015,660)	3,733,107	2,560,620
ProFund VP UltraNASDAQ-100	8,972,884	723,607	(3,924,785)	16,298,493	22,070,199
ProFund VP Bear	—	—	(58,219,808)	114,344	(58,105,464)
ProFund VP Short Mid-Cap	—	—	(2,174,031)	7,915	(2,166,116)
ProFund VP Short Small-Cap	—	—	(3,933,770)	16,773	(3,916,997)
ProFund VP Short Dow 30	—	—	(97,424)	905	(96,519)
ProFund VP Short NASDAQ-100	—	—	(8,056,152)	36,993	(8,019,159)
ProFund VP Short International	—	—	(1,616,040)	19,987	(1,596,053)

June 30, 2015 (unaudited) :: Notes to Financial Statements :: 313

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Accumulated Capital and Other Losses	Unrealized Appreciation (Depreciation)	Accumulated Earnings (Deficit)
ProFund VP Short Emerging Markets	$—	$—	$(844,325)	$9,699	$(834,626)
ProFund VP UltraShort Dow 30	—	—	(819,904)	1,177	(818,727)
ProFund VP UltraShort NASDAQ-100	—	—	(3,534,098)	20,808	(3,513,290)
ProFund VP Banks	15,650	—	(14,309,590)	573,900	(13,720,040)
ProFund VP Basic Materials	99,239	—	(11,576,886)	6,628,783	(4,848,864)
ProFund VP Biotechnology	2,562,950	462,365	(2,103,285)	26,876,120	27,798,150
ProFund VP Consumer Goods	176,926	—	(2,227,817)	10,374,673	8,323,782
ProFund VP Consumer Services	—	4,511,652	—	11,768,425	16,280,077
ProFund VP Financials	110,861	—	(10,148,804)	11,413,238	1,375,295
ProFund VP Health Care	—	—	(5,899,614)	36,193,006	30,293,392
ProFund VP Industrials	21,569	—	(3,958,736)	8,275,881	4,338,714
ProFund VP Internet	—	1,108,326	—	4,099,142	5,207,468
ProFund VP Oil & Gas	635,190	4,108,273	—	22,936,881	27,680,344
ProFund VP Pharmaceuticals	896,653	260,834	(1,924,054)	6,163,657	5,397,090
ProFund VP Precious Metals	—	—	(73,237,005)	1,187,456	(72,049,549)
ProFund VP Real Estate	52,276	—	(2,495,414)	8,534,087	6,090,949
ProFund VP Semiconductor	149,671	—	(439,554)	1,547,497	1,257,614
ProFund VP Technology	—	—	(2,121,701)	8,949,195	6,827,494
ProFund VP Telecommunications	272,341	—	(2,162,401)	553,486	(1,336,574)
ProFund VP Utilities	853,097	190,784	—	19,590,032	20,633,913
ProFund VP U.S. Government Plus	—	—	(12,181,247)	2,114,933	(10,066,314)
ProFund VP Rising Rates Opportunity	—	—	(65,673,672)	(744,305)	(66,417,977)
ProFund VP Falling U.S. Dollar	—	—	(2,204,082)	—	(2,204,082)
ProFund VP Money Market	5,503	—	—	—	5,503

As of the tax year ended December 31, 2014, the following ProFunds VP had net capital loss carryforwards (“CLCFs”) as summarized in the tables below. CLCFs subject to expiration are applied as short-term capital loss regardless of whether the originating capital loss was short-term or long-term. CLCFs that are not subject to expiration must be utilized before those that are subject to expiration.

CLCFs subject to expiration:

	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Large-Cap Value	$—	$503,862	$3,158,651	$—	$3,662,513
ProFund VP Large-Cap Growth	—	225,831	502,193	—	728,024
ProFund VP Europe 30	—	—	2,379,334	1,215,921	3,595,255
ProFund VP Bear	4,644,270	—	27,795,298	10,849,931	43,289,499
ProFund VP Banks	—	—	6,837,887	4,222,981	11,060,868
ProFund VP Basic Materials	—	8,677,193	647,115	2,252,578	11,576,886
ProFund VP Consumer Goods	—	988,667	1,239,150	—	2,227,817
ProFund VP Financials	—	6,088,472	3,025,224	986,600	10,100,296
ProFund VP Health Care	—	3,061,855	2,837,759	—	5,899,614
ProFund VP Industrials	—	1,060,167	2,898,569	—	3,958,736
ProFund VP Real Estate	—	264,488	1,722,531	508,395	2,495,414
ProFund VP Technology	—	2,121,701	—	—	2,121,701
ProFund VP Rising Rates Opportunity	5,366,257	27,138,193	—	11,189,405	43,693,855
ProFund VP Falling U.S. Dollar	—	1,990,078	—	55,790	2,045,868

CLCFs subject to expiration that are limited as a result of changes in ProFund VP ownership during the year and in prior years:

	Expires 12/31/15	Expires 12/31/16	Expires 12/31/17	Expires 12/31/18	Total
ProFund VP Mid-Cap	$—	$299,016	$—	$—	$299,016
ProFund VP Small-Cap Value	—	171,626	2,555,912	248,076	2,975,614
ProFund VP Japan	—	—	—	484,985	484,985
ProFund VP UltraBull	591,291	591,291	—	—	1,182,582
ProFund VP UltraSmall-Cap	1,007,830	1,007,830	—	—	2,015,660
ProFund VP UltraNASDAQ-100	—	3,924,785	—	—	3,924,785
ProFund VP Short Dow 30	—	—	—	31,486	31,486
ProFund VP Short International	—	—	151,711	116,180	267,891
ProFund VP Biotechnology	—	128,870	1,844,566	129,849	2,103,285
ProFund VP Pharmaceuticals	—	962,027	481,013	481,014	1,924,054
ProFund VP Semiconductor	219,777	219,777	—	—	439,554
ProFund VP Telecommunications	—	1,521,351	423,593	—	1,944,944
ProFund VP U.S. Government Plus	—	—	8,888,003	—	8,888,003

314 :: Notes to Financial Statements :: June 30, 2015 (unaudited)

CLCFs not subject to expiration:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP International	$266,738	$—	$266,738
ProFund VP Emerging Markets	222,697	154,019	376,716
ProFund VP Japan	166,422	249,633	416,055
ProFund VP Bear	13,973,795	956,514	14,930,309
ProFund VP Short Small-Cap	1,489,110	107,459	1,596,569
ProFund VP Short Dow 30	55,021	—	55,021
ProFund VP Short NASDAQ-100	2,383,338	205,468	2,588,806
ProFund VP Short International	926,020	—	926,020
ProFund VP Short Emerging Markets	11,311	—	11,311
ProFund VP UltraShort Dow 30	1,480	—	1,480
ProFund VP UltraShort NASDAQ-100	26,178	503	26,681
ProFund VP Banks	382,897	2,865,825	3,248,722
ProFund VP Financials	48,508	—	48,508
ProFund VP Precious Metals	73,237,005	—	73,237,005
ProFund VP Telecommunications	—	217,457	217,457
ProFund VP U.S. Government Plus	3,293,244	—	3,293,244
ProFund VP Rising Rates Opportunity	21,662,816	317,001	21,979,817
ProFund VP Falling U.S. Dollar	63,287	94,927	158,214

CLCFs not subject to expiration that are limited as a result of changes in the ProFund VP ownership during the year and in prior years:

	Short-Term Amount	Long-Term Amount	Total
ProFund VP Dow 30	$1,064,294	$—	$1,064,294
ProFund VP International	1,477,280	—	1,477,280
ProFund VP Emerging Markets	2,293,899	3,703,815	5,997,714
ProFund VP Japan	375,174	554,291	929,465
ProFund VP Short Mid-Cap	2,028,166	145,865	2,174,031
ProFund VP Short Small-Cap	2,220,676	116,525	2,337,201
ProFund VP Short Dow 30	10,917	—	10,917
ProFund VP Short NASDAQ-100	5,194,500	272,846	5,467,346
ProFund VP Short International	422,129	—	422,129
ProFund VP Short Emerging Markets	833,014	—	833,014
ProFund VP UltraShort Dow 30	805,939	12,485	818,424
ProFund VP UltraShort NASDAQ-100	3,387,142	120,275	3,507,417

The Board does not intend to authorize a distribution of any realized gain for a ProFund VP until any applicable CLCF has been offset or expires.

At June 30, 2015, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP Bull	$69,339,545	$32,853,094	$(6,590,414)	$26,262,680
ProFund VP Mid-Cap	19,119,000	—	—	—
ProFund VP Small-Cap	18,857,372	1,306,388	(202,862)	1,103,526
ProFund VP Dow 30	6,012,000	—	—	—
ProFund VP NASDAQ-100	40,002,746	21,181,451	(2,168,154)	19,013,297
ProFund VP Large-Cap Value	16,048,738	6,617,407	(3,712,456)	2,904,951
ProFund VP Large-Cap Growth	16,088,338	14,579,953	(1,615,058)	12,964,895
ProFund VP Mid-Cap Value	16,452,755	5,371,208	(2,417,552)	2,953,656
ProFund VP Mid-Cap Growth	28,217,363	8,138,128	(2,000,510)	6,137,618
ProFund VP Small-Cap Value	25,942,271	6,324,547	(3,769,088)	2,555,459
ProFund VP Small-Cap Growth	29,747,463	9,583,427	(2,820,687)	6,762,740
ProFund VP Asia 30	23,842,880	15,255,292	(5,371,945)	9,883,347
ProFund VP Europe 30	32,665,503	7,118,918	(6,999,202)	119,716
ProFund VP International	15,998,000	—	—	—
ProFund VP Emerging Markets	9,834,589	2,784,092	(1,776,419)	1,007,673
ProFund VP Japan	28,498,000	—	—	—
ProFund VP UltraBull	71,673,494	4,796,713	(1,675,181)	3,121,532

June 30, 2015 (unaudited) :: Notes to Financial Statements :: 315

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ProFund VP UltraMid-Cap	$33,587,961	$6,318,633	$(2,016,359)	$4,302,274
ProFund VP UltraSmall-Cap	31,955,072	5,104,253	(1,064,374)	4,039,879
ProFund VP UltraNASDAQ-100	99,407,705	22,124,140	(2,521,244)	19,602,896
ProFund VP Bear	8,812,000	—	—	—
ProFund VP Short Mid-Cap	286,000	—	—	—
ProFund VP Short Small-Cap	2,021,000	—	—	—
ProFund VP Short Dow 30	34,000	—	—	—
ProFund VP Short NASDAQ-100	6,787,000	—	—	—
ProFund VP Short International	1,358,000	—	—	—
ProFund VP Short Emerging Markets	1,575,000	—	—	—
ProFund VP UltraShort Dow 30	30,000	—	—	—
ProFund VP UltraShort NASDAQ-100	402,000	—	—	—
ProFund VP Banks	5,545,772	2,992,219	(2,740,960)	251,259
ProFund VP Basic Materials	11,682,836	9,996,765	(4,242,250)	5,754,515
ProFund VP Biotechnology	34,943,079	36,847,209	(3,373,750)	33,473,459
ProFund VP Consumer Goods	7,629,281	10,095,495	(1,529,885)	8,565,610
ProFund VP Consumer Services	21,311,151	14,329,337	(1,495,554)	12,833,783
ProFund VP Financials	28,488,056	18,418,429	(10,701,922)	7,716,507
ProFund VP Health Care	59,649,495	46,081,435	(5,629,620)	40,451,815
ProFund VP Industrials	6,252,439	8,655,650	(1,592,824)	7,062,826
ProFund VP Internet	7,582,448	5,516,158	(947,545)	4,568,613
ProFund VP Oil & Gas	34,417,141	27,713,794	(7,666,803)	20,046,991
ProFund VP Pharmaceuticals	19,411,211	8,274,282	(2,092,362)	6,181,920
ProFund VP Precious Metals	23,770,000	—	—	—
ProFund VP Real Estate	9,938,338	8,707,059	(2,724,230)	5,982,829
ProFund VP Semiconductor	2,628,534	1,540,690	(435,559)	1,105,131
ProFund VP Technology	14,055,301	11,162,767	(2,552,984)	8,609,783
ProFund VP Telecommunications	4,325,434	2,059,368	(1,288,685)	770,683
ProFund VP Utilities	21,008,183	17,276,002	(3,770,915)	13,505,087
ProFund VP U.S. Government Plus	22,996,130	—	(305,375)	(305,375)
ProFund VP Rising Rates Opportunity	19,255,000	—	—	—
ProFund VP Falling U.S. Dollar	1,077,000	—	—	—
ProFund VP Money Market	98,247,591	—	—	—

8. Legal and Regulatory Matters

In December 2007, ProFund VP UltraMid-Cap, as a shareholder of Lyondell Chemical Company (“Lyondell”), participated in a cash out merger of Lyondell in which it received $48/share of merger consideration. Lyondell later filed for bankruptcy and two entities created by the Lyondell bankruptcy plan of reorganization have initiated lawsuits seeking to recover, or clawback, proceeds received by shareholders in the December 2007 merger based on fraudulent transfer claims.

The value of the proceeds received by the ProFund VP UltraMid-Cap is approximately $521,000. The ProFund VP cannot predict the outcome of this proceeding. The complaints, however, allege no misconduct by the ProFund VP. The ProFund VP is currently assessing the cases and have not yet determined the potential effect, if any, on its net asset value. Accordingly, no loss has been accrued in the balance sheet.

9. Money Market Reform

In July 2014, the SEC adopted money market reform to address potential systemic risks associated with money market funds and to improve transparency for money market fund investors. The ProFund VP Money Market is required to comply with money market fund reform over the next two years. As a result, the ProFund VP Money Market may be required to take certain steps that will impact its structure and/or operations, which could impact the return potential of the ProFund VP Money Market.

10. Reverse Shares Splits

Effective October 20, 2014, the ProFund VP Short Small-Cap and ProFund VP Short NASDAQ-100 underwent a 1-for-5 reverse share split, the ProFund VP Short Dow 30 underwent a 1-for-6 reverse share split, the ProFund VP UltraShort Dow 30 underwent a 1-for-12 reverse share split, and the ProFund VP UltraShort NASDAQ-100 underwent a 1-for-14 reverse share split.

The effect of the reverse share split transactions was to divide the number of outstanding shares of the ProFunds VP by the reverse split factor, with a corresponding increase in the net asset value per share. These transactions did not change the net assets of the ProFunds VP or the value of a shareholder’s investment. The historical share transactions presented in the Statements of Changes in Net Assets and per share data presented in the Financial Highlights have been adjusted retroactively to give effect to the reverse share splits. Additionally, when the application of reverse share splits resulted in fractional shares for beneficial shareholders, a portion of the cost of shares redeemed as presented in the Statements of Changes in Net Assets, reflects payment of fractional share balances on beneficial shareholder accounts.

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Expense Examples

318 :: Expense Examples (unaudited)

As a ProFund VP shareholder, you may incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; distribution fees; and other ProFund VP expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a ProFund VP and to compare these costs with the ongoing cost of invest in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. These examples also do not reflect fees associated with insurance company or insurance contracts. If those fees were reflected, expenses would be higher.

These examples are based on an investment of $1,000 invested at January 1, 2015 and held for the entire period from January 1, 2015 through June 30, 2015.

The Actual Expense table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15(1)	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
ProFund VP Bull	$1,000.00	$1,003.00	$8.34	1.68%
ProFund VP Mid-Cap	1,000.00	1,031.10	8.46	1.68%
ProFund VP Small-Cap	1,000.00	1,039.00	8.49	1.68%
ProFund VP Dow 30	1,000.00	983.50	8.02	1.63%
ProFund VP NASDAQ-100	1,000.00	1,033.00	8.47	1.68%
ProFund VP Large-Cap Value	1,000.00	987.70	8.28	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,019.20	8.41	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,007.40	8.36	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,055.50	8.56	1.68%
ProFund VP Small-Cap Value	1,000.00	999.70	8.33	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,067.20	8.61	1.68%
ProFund VP Asia 30	1,000.00	1,046.20	8.52	1.68%
ProFund VP Europe 30	1,000.00	991.60	8.30	1.68%
ProFund VP International	1,000.00	1,046.10	8.52	1.68%
ProFund VP Emerging Markets	1,000.00	981.50	8.25	1.68%
ProFund VP Japan	1,000.00	1,153.90	8.97	1.68%
ProFund VP UltraBull	1,000.00	998.30	8.32	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,062.50	8.59	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,076.50	8.65	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,063.80	8.60	1.68%
ProFund VP Bear	1,000.00	974.40	8.22	1.68%
ProFund VP Short Mid-Cap	1,000.00	951.70	8.13	1.68%
ProFund VP Short Small-Cap	1,000.00	933.20	8.05	1.68%
ProFund VP Short Dow 30	1,000.00	984.60	8.27	1.68%
ProFund VP Short NASDAQ-100	1,000.00	941.70	8.09	1.68%
ProFund VP Short International	1,000.00	925.10	8.02	1.68%
ProFund VP Short Emerging Markets	1,000.00	984.10	8.26	1.68%
ProFund VP UltraShort Dow 30	1,000.00	957.10	8.15	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	876.40	7.82	1.68%
ProFund VP Banks	1,000.00	1,032.10	8.46	1.68%
ProFund VP Basic Materials	1,000.00	978.60	8.24	1.68%
ProFund VP Biotechnology	1,000.00	1,117.40	8.45	1.61%
ProFund VP Consumer Goods	1,000.00	1,003.40	8.35	1.68%
ProFund VP Consumer Services	1,000.00	1,038.00	8.49	1.68%
ProFund VP Financials	1,000.00	997.10	8.32	1.68%
ProFund VP Health Care	1,000.00	1,100.60	8.75	1.68%
ProFund VP Industrials	1,000.00	988.40	8.28	1.68%
ProFund VP Internet	1,000.00	1,090.00	8.71	1.68%
ProFund VP Oil & Gas	1,000.00	952.30	8.13	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,063.80	8.60	1.68%
ProFund VP Precious Metals	1,000.00	936.40	8.07	1.68%
ProFund VP Real Estate	1,000.00	940.70	8.08	1.68%
ProFund VP Semiconductor	1,000.00	954.10	8.14	1.68%
ProFund VP Technology	1,000.00	1,001.10	8.34	1.68%
ProFund VP Telecommunications	1,000.00	1,028.30	8.45	1.68%
ProFund VP Utilities	1,000.00	885.20	7.85	1.68%

Expense Examples (unaudited) :: 319

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15(1)	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
ProFund VP U.S. Government Plus	$1,000.00	$912.10	$6.54	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,051.10	8.54	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	937.80	8.07	1.68%
ProFund VP Money Market	1,000.00	1,000.10	0.20	0.04%

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

320 :: Expense Examples (unaudited)

The Hypothetical Expense table below provides information about hypothetical account values and hypothetical expenses based on each ProFund VP’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each ProFund VP’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your ProFund VP and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value 1/1/15	Ending Account Value 6/30/15	Expenses Paid During Period 1/1/15 - 6/30/15(1)	Annualized Expense Ratio During Period 1/1/15 - 6/30/15
ProFund VP Bull	$1,000.00	$1,016.46	$8.40	1.68%
ProFund VP Mid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Dow 30	1,000.00	1,016.71	8.15	1.63%
ProFund VP NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Large-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Large-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Mid-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Mid-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Value	1,000.00	1,016.46	8.40	1.68%
ProFund VP Small-Cap Growth	1,000.00	1,016.46	8.40	1.68%
ProFund VP Asia 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Europe 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP International	1,000.00	1,016.46	8.40	1.68%
ProFund VP Emerging Markets	1,000.00	1,016.46	8.40	1.68%
ProFund VP Japan	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraBull	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraMid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraSmall-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraNASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Bear	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Mid-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Small-Cap	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Dow 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short International	1,000.00	1,016.46	8.40	1.68%
ProFund VP Short Emerging Markets	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraShort Dow 30	1,000.00	1,016.46	8.40	1.68%
ProFund VP UltraShort NASDAQ-100	1,000.00	1,016.46	8.40	1.68%
ProFund VP Banks	1,000.00	1,016.46	8.40	1.68%
ProFund VP Basic Materials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Biotechnology	1,000.00	1,016.81	8.05	1.61%
ProFund VP Consumer Goods	1,000.00	1,016.46	8.40	1.68%
ProFund VP Consumer Services	1,000.00	1,016.46	8.40	1.68%
ProFund VP Financials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Health Care	1,000.00	1,016.46	8.40	1.68%
ProFund VP Industrials	1,000.00	1,016.46	8.40	1.68%
ProFund VP Internet	1,000.00	1,016.46	8.40	1.68%
ProFund VP Oil & Gas	1,000.00	1,016.46	8.40	1.68%
ProFund VP Pharmaceuticals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Precious Metals	1,000.00	1,016.46	8.40	1.68%
ProFund VP Real Estate	1,000.00	1,016.46	8.40	1.68%
ProFund VP Semiconductor	1,000.00	1,016.46	8.40	1.68%
ProFund VP Technology	1,000.00	1,016.46	8.40	1.68%
ProFund VP Telecommunications	1,000.00	1,016.46	8.40	1.68%
ProFund VP Utilities	1,000.00	1,016.46	8.40	1.68%
ProFund VP U.S. Government Plus	1,000.00	1,017.95	6.91	1.38%
ProFund VP Rising Rates Opportunity	1,000.00	1,016.46	8.40	1.68%
ProFund VP Falling U.S. Dollar	1,000.00	1,016.46	8.40	1.68%
ProFund VP Money Market	1,000.00	1,024.60	0.20	0.04%

(1)         Expenses are equal to the average account value, multiplied by the ProFund VP’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).

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   P.O. Box 182800

   Columbus, OH 43218-2800

This report is submitted for the general information of the shareholders of the ProFunds VP. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, please call toll-free 888-776-5717.

A description of the policies and procedures that the ProFunds VP uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free 888-776-3637; and on the Securities and Exchange Commission’s website at sec.gov. Information regarding how the ProFund VP voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available. (i) without change by calling toll-free 888-776-3637; (ii) on the ProFunds’ VP website at ProFunds.com; and (iii) on the Commission’s website at sec.gov.

ProFunds VP file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holding for the Funds in this report are available without charge on the Commission’s website at sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

06/15

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5.   Audit Committee of Listed Registrants.

Not applicable.

Item 6.   Schedule of Investments.

(a)   Not applicable.

(b)   Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)         There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)  File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)  Not applicable — only for annual reports.

(a)(2)  Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)  Not applicable.

(b)  Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	ProFunds

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Todd B. Johnson
Todd B. Johnson, President and Principal Executive Officer

Date	August 31, 2015

By (Signature and Title)*	/s/ Christopher E. Sabato
Christopher E. Sabato, Treasurer and Principal Financial Officer

Date	August 28, 2015

* Print the name and title of each signing officer under his or her signature.